                               As filed with the Securities and Exchange Commission on February 28, 2002
                               -------------------------------------------------------------------------

                                                   Securities Act File No. 333-23017
                                               Investment Company Act File No. 811-08085

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-1A

                                        Registration Statement Under The Securities Act of 1933

                                                    Post-Effective Amendment No. 24

                                                                  and

                                    Registration Statement Under The Investment Company Act of 1940

                                                           Amendment No. 27

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                          (Exact Name of Registrant as Specified in Charter)

                                            One Corporate Drive, Shelton, Connecticut 06484
                                            -----------------------------------------------
                                                (Address of Principal Executive Offices) (Zip Code)

                                                            (800) 628-6039
                                                            --------------
                                         (Registrant's Telephone Number, Including Area Code)

                                                 EDWARD P. MACDONALD, ESQ., SECRETARY
                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            One Corporate Drive, Shelton, Connecticut 06484
                                            -----------------------------------------------
                                                (Name and Address of Agent for Service)

                                                              Copies to:

                                                        ROBERT K. FULTON, ESQ.
                                                  STRADLEY RONON STEVENS & YOUNG, LLP
                                         2600 ONE COMMERCE SQUARE, PHILADEPHIA, PA 19103-7098

                           It is proposed that this filing will become effective (check appropriate space)

                           _____   immediately upon filing pursuant to paragraph (b).
                           X       on March 1, 2003 pursuant to paragraph (b) of rule 485.
                           _____   60 days after filing pursuant to paragraph (a)(1).
                           _____   on March 1, 2003 pursuant to paragraph (a)(1).
                           _____   75 days after filing pursuant to paragraph (a)(2).
                           _____   on _______ pursuant to paragraph (a)(2) of rule 485.
                           _____   this post-effective amendment designates a new effective
                                   date for a previously filed post-effective amendment.

                                 Shares of the Various Classes of American Skandia Advisor Funds, Inc.
                                                (Title of Securities Being Registered)

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                          P R O S P E C T U S
                                             Class A, Class B, Class C and Class X Shares

                                                             March 1, 2003
                                                   ---------------------------------
                                                 ASAF STRONG INTERNATIONAL EQUITY FUND
                                             ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND
                                            ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                                                  ASAF DEAM INTERNATIONAL EQUITY FUND
                                                    ASAF PBHG SMALL-CAP GROWTH FUND
                                                    ASAF DEAM SMALL-CAP GROWTH FUND
                                                   ASAF GABELLI SMALL-CAP VALUE FUND
                                                ASAF GOLDMAN SACHS MID-CAP GROWTH FUND
                                               ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                               ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                                                    ASAF ALGER ALL-CAP GROWTH FUND
                                                    ASAF GABELLI ALL-CAP VALUE FUND
                                                     ASAF INVESCO TECHNOLOGY FUND
                                                   ASAF INVESCO HEALTH SCIENCES FUND
                                                     ASAF PROFUND MANAGED OTC FUND
                                                       ASAF ALLIANCE GROWTH FUND
                                                   ASAF MARSICO CAPITAL GROWTH FUND
                                              ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND
                                                    ASAF DEAM LARGE-CAP GROWTH FUND
                                                  ASAF T. ROWE PRICE TAX MANAGED FUND
                                              ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                                ASAF SANFORD BERNSTEIN CORE VALUE FUND
                                                    ASAF DEAM LARGE-CAP VALUE FUND
                                             ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                                                 ASAF ALLIANCE GROWTH AND INCOME FUND
                                                   ASAF MFS GROWTH WITH INCOME FUND
                                                   ASAF INVESCO CAPITAL INCOME FUND
                                             ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                                                  ASAF FEDERATED HIGH YIELD BOND FUND
                                                   ASAF PIMCO TOTAL RETURN BOND FUND
                                                        ASAF MONEY MARKET FUND

----------------------------------------------------------------------
THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION  PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company received an order from the Securities and Exchange  Commission  permitting its Investment  Manager,  subject to approval by its Board of Directors,  to change  sub-advisors  of each Fund without  shareholder  approval.  For more  information,  please see this
Prospectus under "Management of the Funds."

                                                     T A B L E   O F   C O N T E N T S
                                                     ---------------------------------

RISK/RETURN SUMMARY

..........American  Skandia Advisor Funds,  Inc. (the  "Company") is comprised of thirty-one  investment  portfolios (the "Funds").  The
Company is  designed  to  provide a wide range of  investment  options.  Each Fund has its own  investment  goal and style  (and,  as a result,  its own level of risk).  Some of the Funds offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively  less risk. It is possible to lose money when  investing  even in the most  conservative  of the
Funds.  Investments in the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit  Insurance  Corporation or any other government agency.

         It is not  possible to provide an exact  measure of the risk to which a Fund is subject,  and a Fund's risk will vary based on the securities that it holds at a given time.  Nonetheless,  based on each Fund's  investment style and the risks typically  associated with that style,  it is possible to assess in a general  manner the risks to which a fund will be  subject.  The  following  discussion highlights the investment  strategies and risks of the Funds.  Additional  information about each Fund's potential  investments and its risks is included in this Prospectus under "Investment Programs of the Funds."

International Funds:

Fund:                         Investment Goal:               Primary Investments:
----                          ---------------                -------------------

Strong International          Capital growth                 The Fund invests primarily in equity securities of foreign
Equity Fund                                                  companies.

William Blair                 Capital growth                 The Fund invests primarily in equity securities of foreign
International Growth Fund                                    companies.

American Century Int'l        Capital growth                 The Fund invests primarily in equity securities of foreign
Growth Fund                                                  companies.

DeAM International Equity     Capital Growth                 The Fund invests primarily in equity securities of foreign
Fund                                                         companies represented in the MSCI EAFE(R)Index

Principal Investment Strategies:
-------------------------------

The ASAF Strong International Equity Fund (formerly,  the ASAF AIM International Equity Fund) will invest, under normal  circumstances, at least 80% of the value of its assets in equity  securities.  The Fund seeks to meet its investment  objective by investing its total assets in a diversified  portfolio of equity securities of companies located or operating in developed non-U.S.  countries and emerging markets of the world.  The equity  securities  will  ordinarily be traded on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter  market in the  country  where the issuer is  principally  based,  but may also be traded in other  countries including the United States.  The Sub-advisor  intends to focus on companies with an  above-average  potential for long-term growth and attractive relative  valuations.  The Sub-advisor selects companies based on five key factors:  growth,  valuation,  management,  risk, and sentiment.  In addition, the Sub-advisor looks for companies with the following  characteristics:  (1) a distinguishable  franchise on a local,  regional or global basis; (2) a history of effective  management  demonstrated by expanding  revenues and earnings growth;
(3) prudent financial and accounting policies; and (4) an ability to capitalize on a changing business environment.

The Fund will  normally  allocate  assets  among a variety of  countries,  regions and  industry  sectors,  investing  in at least five countries outside of the United States. In selecting  countries,  the Sub-advisor  considers such factors as economic growth prospects, monetary and fiscal policies,  political  stability,  currency trends and market liquidity.  The Fund may invest up to 40% of its total assets in any one country and up to 25% of its total  assets in  securities  of issuers  located and  operating  primarily  in emerging market countries.

The ASAF  William  Blair  International  Growth  Fund  (formerly,  the ASAF Janus  Overseas  Growth  Fund) will  invest,  under  normal circumstances,  at least 80% of the value of its assets in securities  of issuers that are  economically  tied to countries  other than the  United  States.  Equity  securities  include  common  stocks,  preferred  stocks,  warrants  and  securities  convertible  into or exchangeable  for  common  or  preferred  stocks.  The Fund has the  flexibility  to  invest  on a  worldwide  basis in  companies  and organizations of any size,  regardless of country of organization or place of principal  business  activity.  The Fund normally invests primarily in securities of issuers from at least five different  countries,  excluding the United States.  Although the Fund intends to invest  substantially  all of its assets in issuers  located outside the United States,  it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The Fund invests  primarily in companies  selected for their growth potential.  The Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Fund. In other words,  the  Sub-advisor  seeks to identify  individual  companies with earnings growth potential  that may not be recognized by the market at large,  regardless of where the companies are organized or where they  primarily conduct business.  Although themes may emerge in the Fund,  securities are generally  selected without regard to any defined allocation among countries, geographic regions or industry sectors, or other similar selection procedure.

The ASAF American  Century  International  Growth Fund will seek to achieve its investment  objective by investing  primarily in equity securities of  international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor  uses a growth investment  strategy it developed  that looks for companies  with  earnings and revenue  growth.  Ideally,  the  Sub-advisor  looks for companies  whose  earnings  and revenues  are not only  growing,  but are growing at an  accelerating  pace.  For purposes of the Fund, equity securities include common stocks, preferred stocks and convertible securities.

The  Sub-advisor  tracks  financial  information for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This  strategy  is based on the  premise  that,  over the long term,  the stocks of  companies  with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes that, in addition to locating strong companies with accelerating  earnings,  the allocation of assets among different  countries and regions also is an important factor in managing an international  portfolio.  For this reason, the Sub-advisor will consider a number of other factors in making  investment  selections,  including the prospects for relative  economic growth among countries  or  regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange  fluctuations  and  tax considerations.  Under  normal  conditions,  the Fund will invest at least 65% of its assets in equity  securities  of issuers  from at least three countries  outside of the United States.  While the Fund's focus will be on issuers in developed  markets,  the Sub-advisor expects to invest to some degree in issuers in developing countries.

The ASAF DeAM International  Equity Fund (formerly,  the ASAF Founders  International  Small  Capitalization  Fund) will invest,  under normal  circumstances,  at least 80% of the value of its assets in equity  securities.  The Fund  pursues its  investment  objective by normally  investing  primarily  in the equity  securities  of  companies  in  developed  countries  outside the United  States that are represented in the MSCI EAFE(R)Index.  The MSCI EAFE(R)Index tracks stocks in Australia,  Austria,  Belgium,  Denmark,  Finland,  France,
Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain, Sweden, Switzerland and
the United  Kingdom.  The  Sub-advisor  employs  an  investment  strategy  that seeks to  maintain  a fund of equity  securities  which approximates  the market risk of those stocks  included in the MSCI EAFE(R)Index,  but which  outperforms  the MSCI EAFE(R)Index  through active stock  selection.  The targeted  tracking  error of this Fund is 4% with a normal  deviation of +/- 1%. It is possible  that the deviation  may be higher.  For purposes of this Fund,  the strategy of  attempting to correlate a stock fund's market risk with that of a  particular  index,  in this case the MSCI EAFE(R)Index,  while  improving  upon the return of the same index  through  active  stock selection, is called a "managed alpha" strategy.

In managing the Fund,  the  Sub-advisor  emphasizes  stock  selection.  The  Sub-advisor  considers a number of factors in  considering whether to invest in a stock,  including  earnings  growth rate,  analysts'  estimates of future earnings and  industry-relative  price multiples.  Other factors are cash flow growth as well as earnings and price momentum.  The  Sub-advisor  generally takes a "bottom up"
approach to building the Fund, searching for individual companies that demonstrate the best potential for significant earnings.

Principal Risks:
---------------

o        All four of the  international  funds are equity funds, and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.

o        The level of risk of the  international  funds will generally be higher than the level of risk associated with domestic equity funds.  Foreign  investments  involve risks such as  fluctuations  in currency  exchange  rates,  unstable  political and economic structures,  reduced  availability of information,  and lack of uniform financial reporting and regulatory practices such as those that apply to U.S. issuers.  While none of the international funds invest primarily in companies located in developing  countries, each may invest in those  companies to some degree,  and  investment in developing  countries may  accentuate the risks of foreign investing.

Capital Growth Funds:

Fund:                         Investment Goal:               Primary Investments:
----                          ---------------                -------------------

PBHG Small-Cap Growth Fund    Capital growth                 The Fund invests primarily in common stocks of small
                                                             capitalization U.S. companies.

DeAM Small-Cap Growth Fund    Maximum capital growth         The Fund invests primarily in equity securities of small
                                                             capitalization companies included in the Russell 2000(R)Growth
                                                             Index.

Gabelli Small-Cap Value       Long-term capital growth       The Fund invests primarily in stocks and equity-related
Fund                                                         securities of small capitalization U.S. companies that appear to be undervalued.

Goldman Sachs Mid-Cap         Long-term capital growth       The Fund invests primarily in equity securities of
Growth Fund                                                  medium-sized companies.

Neuberger Berman Mid-Cap      Capital growth                 The Fund invests primarily in common stocks of medium
Growth Fund                                                  capitalization companies.

Neuberger Berman              Capital growth                 The Fund invests primarily in common stocks of medium
Mid-Cap Value Fund                                           capitalization companies.

Alger All-Cap Growth Fund     Long-term capital growth       The Fund invests primarily in equity securities.

Gabelli All-Cap Value Fund    Capital growth                 The Fund invests primarily in readily marketable equity
                                                             securities.

INVESCO Technology Fund       Capital growth                 The Fund invests primarily in equity securities of companies engaged in technology-related industries.

INVESCO Health Sciences       Growth                         The Fund invests primarily in the equity securities of
Fund                                                         companies that develop, produce or distribute products or
                                                             services related to health care.

ProFund Managed OTC Fund      Provide investment results     The Fund invests primarily in securities of companies
                              that correlate to a            included in the NASDAQ 100 and leveraged instruments, such as
                              multiple of the daily          futures contracts and options, relating to the NASDAQ 100.
                              performance of the NASDAQ
                              100 Index

Alliance Growth Fund          Capital growth                 The Fund invests predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

Marsico Capital Growth Fund   Capital growth                 The Fund invests primarily in common stocks, with the
                                                             majority of the Fund's assets in large-cap stocks.

Goldman Sachs Concentrated    Capital growth                 The Fund invests primarily in equity securities of
Growth Fund                                                  approximately 30-45 large-cap companies.

DeAM Large-Cap Growth Fund    Maximum capital growth         The Fund invests primarily in equity securities of large
                                                             capitalization companies included in the Russell 1000(R)Growth
                                                             Index

T. Rowe Price Tax Managed     Long-term capital              The Fund invests primarily in large-capitalization stocks
Fund                          appreciation on an             selected mainly from the 1,000 largest U.S. companies
                              after-tax basis

Alliance/Bernstein Growth     Capital growth                 The Fund  invests  approximately  50% of its  assets  in  growth
+ Value Fund                                                 stocks of large  companies and 50% of its assets in value stocks of large companies.

Sanford Bernstein Core        Long-term capital growth       The Fund invests primarily in common stocks of large
Value Fund                                                   capitalization companies that appear to be undervalued.

DeAM Large-Cap Value Fund     Maximum capital growth         The Fund invests primarily in equity securities of large
                                                             capitalization companies included in the Russell 1000(R)Value
                                                             Index.

Principal Investment Strategies:
-------------------------------

The ASAF PBHG Small-Cap  Growth Fund  (formerly,  the ASAF Janus Small-Cap  Growth Fund) will invest,  under normal  circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  For purposes of the Fund,  small-sized  companies  are those that have market  capitalizations  similar to the market capitalizations of the companies in the Russell 2000(R)Growth Index at the time of the Fund's  investment.  The  Sub-adviser  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1 billion at the time of  purchase.  The size of the  companies in the Russell  2000(R)Growth Index and those on which the  Sub-advisor  intends to focus the Fund's  investments  will change  with market  conditions.  The  Sub-Advisor  uses its own fundamental  research,  computer  models and  proprietary  measures of growth in  determining  which stocks to select for the Fund. The
Sub-Advisor's  investment  strategy  seeks to identify  stocks of  companies  which have strong  business  momentum,  earnings  growth, superior  management teams as well as stocks of those companies whose earnings growth potential may not be currently  recognized by the market and whose stock may be considered to be underpriced using various financial  measurements  employed by the sub-advisor,  such as price-to-earnings ratios.

The ASAF DeAM Small-Cap Growth Fund's (formerly,  the ASAF Scudder Small-Cap Growth Fund) will invest, under normal  circumstances,  at least 80% of the value of its  assets in small  capitalization  companies.  The Fund  pursues  its  investment  objective  by  normally investing  primarily in the equity securities of small-sized  companies  included in the Russell 2000(R)Growth Index.  Equity securities include  common  stocks and  securities  convertible  into or  exchangeable  for common  stocks,  including  warrants  and rights.  The
Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 2000(R)Growth Index,  but which  outperforms the Russell 2000(R)Growth Index through active stock selection.  The Russell 2000(R)Growth Index is a market  capitalization  index that measures the  performance of  small-sized  companies with above  average  growth  prospects.  As of December 31, 2002,  the average  market  capitalization  of the companies in the Russell
2000(R)Growth Index was $410 million and the median market  capitalization  was $320  million.  The size of the companies in the Russell
2000(R)Growth Index will change with market  conditions.  The targeted  tracking error of this Fund is 4% with a normal deviation of +/-
1%. It is possible  that the  deviation  may be higher.  For  purposes of this Fund,  the strategy of  attempting  to correlate a stock portfolio's  market risk with that of a particular index, in this case the Russell 2000(R)Growth Index,  while improving upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

The  Sub-advisor  considers a number of factors in determining  whether to invest in a growth stock,  including  earnings  growth rate, analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income growth versus cash flow growth as well as earnings and price momentum.  In the selection of investments,  long-term  capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may  occasionally  make  investments  for short-term  capital  appreciation.
Current income will not be a significant factor in selecting investments.

The ASAF  Gabelli  Small-Cap  Value Fund will  invest,  under  normal  circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The Fund generally  defines small  capitalization  stocks as stocks of companies with a  capitalization  of
$1.5  billion or less.  Reflecting  a value  approach to  investing,  the Fund will seek the stocks of companies  whose  current  stock prices do not appear to reflect  their  underlying  value as  measured  by assets,  earnings,  cash flow or  business  franchises.  The
Sub-advisor's  research team seeks to identify companies that appear to be undervalued by various measures,  and may be temporarily out of favor,  but have good  prospects  for capital  appreciation.  In  selecting  investments,  the  Sub-advisor  generally  looks to the following:

         (1) Low  price/earnings,  price/book  value or total  capitalization/cash  flow ratios  relative  to the S&P 500(R)Index,  the company's peers, or its own historic norm.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The Sub-advisor then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying assets of the company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business  through  restructuring  or other means.  The Fund may sell  securities  for a variety of reasons,  such as to secure gains,  limit losses or re-deploy  assets into more promising  opportunities.  The Fund will not sell a stock just  because the company has grown to a market  capitalization  of more than
$1.5 billion, and it may on occasion purchase companies with a market cap above $1.5 billion.

The ASAF Goldman Sachs Mid-Cap Growth Fund (formerly,  the ASAF Janus Mid-Cap Growth Fund) will invest, under normal circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  The Fund pursues its  objective  by investing  primarily in equity  securities  selected for their growth  potential.  Equity  securities  include common stocks,  preferred  stocks,  warrants and securities  convertible  into or exchangeable  for common or preferred  stocks.  For purposes of the Fund,  medium-sized  companies are those whose market  capitalizations  (measured at the time of  investment)  fall within the range of companies in the Standard & Poor's
MidCap 400 Index (the "S&P 400").  The  Sub-advisor  generally  takes a "bottom up" approach to choosing  investments  for the Fund. In other words, the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  The  Sub-advisor  makes this  assessment  by looking  at  companies  one at a time,  regardless  of size,  country of organization, place of principal business activity, or other similar selection criteria.

The ASAF  Neuberger  Berman  Mid-Cap Growth Fund will invest,  under normal  circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  Companies  with equity  market  capitalizations  that fall within the range of the Russell  Midcap(R)
Index at the time of investment are considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

The Fund is normally managed using a growth-oriented  investment  approach.  The Sub-advisor looks for fast-growing  companies that are in new or rapidly  evolving  industries.  Factors in  identifying  these  companies  may  include  above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other  characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The  Sub-advisor  follows a disciplined  selling  strategy,  and may sell a stock when it reaches a target  price,  fails to perform as expected, or appears substantially less desirable than another stock.

The ASAF  Neuberger  Berman  Mid-Cap  Value Fund will invest,  under normal  circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  Companies  with equity  market  capitalizations  that fall within the range of the Russell  Midcap(R)
Index at the time of investment are considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

Under the Fund's  value-oriented  investment  approach,  the  Sub-advisor  looks for  well-managed  companies  whose  stock  prices are undervalued  and that may rise in price when other  investors  realize their worth.  Factors that the  Sub-advisor  may use to identify these companies include strong  fundamentals,  such as a low  price-to-earnings  ratio,  consistent cash flow, and a sound track record through  all phases of the  market  cycle.  The  Sub-advisor  may also look for other  characteristics  in a company,  such as a strong position  relative to  competitors,  a high level of stock ownership  among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The  Sub-advisor  generally  considers  selling a stock when it reaches a target price,  when it fails to perform as expected,  or when other opportunities appear more attractive.

The ASAF Alger All-Cap  Growth Fund invests  primarily in equity  securities,  such as common or preferred  stocks,  that are listed on
U.S.  exchanges or in the  over-the-counter  market.  The Fund may invest in the equity  securities of companies of all sizes,  and may emphasize either larger or smaller companies at a given time based on the Sub-advisor's  assessment of particular  companies and market conditions.

The Fund invests primarily in growth stocks.  The Sub-advisor believes that these stocks are those of two types of companies:

o........High Unit Volume Growth  Companies.  These are vital creative  companies  that offer goods or services to a rapidly  expanding marketplace.  They include both established and emerging firms,  offering new or improved products,  or firms simply fulfilling an increased demand for an existing product line.

o        Positive  Life  Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is  expected  to  produce advantageous  results.  These  changes  may  be  as  varied  as  new  management,  products  or  technologies,  restructurings  or reorganizations, or mergers and acquisitions.

The ASAF Gabelli All-Cap Value Fund will primarily invest in readily  marketable equity securities  including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Fund may invest in the securities of companies of all sizes, and may emphasize  either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment of particular companies and market conditions.

In  making  stock  selections,  the Fund  strives  to earn a 10% real  rate of  return.  The Fund  focuses  on  companies  that  appear underpriced  relative to the value that the Fund's  Sub-advisor  believes  informed  investors would be willing to pay for the company.
The Sub-advisor considers factors such as price,  earnings  expectations,  earnings and price histories,  balance sheet characteristics and perceived  management  skills.  The  Sub-advisor  also considers  changes in economic and political  outlooks as well as individual corporate  developments.  The  Sub-advisor  will  sell  any  Fund  investments  that  lose  their  perceived  value  relative  to other investments.

The ASAF  INVESCO  Technology  Fund will  invest,  under normal  circumstances,  at least 80% of the value of its assets in  securities issued by companies engaged in  technology-related  industries.  These industries include,  but are not limited to, applied technology, biotechnology,  communications,  computers, video, electronics, Internet, IT services and consulting,  oceanography, office and factory automation,  networking,  robotics,  and video. A portion of the Fund's assets may be invested outside of this sector.  The Sub-advisor uses a bottom-up  approach to create the Fund's  investment  portfolio,  focusing on company  fundamentals  and growth  prospects  when selecting  securities.  In general,  the Fund  emphasizes  strongly  managed  companies  that the  Sub-advisor  believes  will generate above-average  growth rates for the next three to five years.  The Sub-advisor  prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

A core portion of the Fund's portfolio is invested in market-leading  technology  companies that the Sub-advisor believes will maintain or improve their market share  regardless of overall economic  conditions.  These companies are usually large,  established  firms that are leaders in their  field and have a strategic  advantage  over many of their  competitors.  The  remainder  of the Fund's  portfolio consists of faster-growing, more volatile technology companies that the Sub-advisor believes to be emerging leaders in their fields.

The ASAF  INVESCO  Health  Sciences  Fund will  invest,  under  normal  circumstances,  at least 80% of the value of its  assets in the securities of companies that develop,  produce or distribute  products or services  related to health care.  These  companies  include, but are not limited to, medical equipment or supplies,  pharmaceuticals,  health care facilities,  and applied research and development of new  products or services.  A portion of the Fund's  assets is not  required to be invested in the sector.  To  determine  whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other  available  information,  the Sub-advisor  determines  that its primary  business is within the health sciences sector.

The Fund is aggressively  managed.  It primarily invests in equity  securities that the Sub-advisor  believes will rise in price faster than other  securities,  as well as options and other  investments  whose  values are based upon the values of equity  securities.  The
Sub-advisor uses a "bottom up" investment  approach to create the Fund's  investment  portfolio,  focusing on company  fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes strongly managed companies that the Sub-advisor believes will generate  above-average  growth rates for the next three to five years.  The  Sub-advisor  prefers  markets and  industries  where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

The ASAF  ProFund  Managed OTC Fund  (formerly,  the ASAF Rydex  Managed OTC Fund)  pursues its  objective  by  investing  primarily in securities of companies  included in the NASDAQ 100 Index (the "NASDAQ 100") (or equity securities that, in the Sub-advisor's  opinion, should simulate the movement of the NASDAQ 100) and leveraged  instruments,  such as futures  contracts,  options and swaps relating to the NASDAQ 100. The NASDAQ 100 is a modified  capitalization-weighted  index  composed of the equity  securities  of 100 of the largest non-financial  companies listed on the National  Association of Securities  Dealers Automated  Quotations  System. The Sub-advisor will attempt to  consistently  use  leveraged  instruments  to increase  the Fund's  exposure to 125% of the NASDAQ 100. If the  Sub-advisor achieves  this goal,  the value of the Fund's shares will tend to increase on a daily basis by 125% of the value of any increase in the
NASDAQ 100.  When the value of the NASDAQ 100  declines,  the value of the Fund's  shares should also decrease on a daily basis by 125%
of the value of any decrease in the Index (e.g.,  if the NASDAQ 100 goes down by 5%, the value of the Fund's  shares  should go down by
6.25% on that day).

The  Sub-advisor  uses  quantitative  analysis  techniques to structure the Fund to obtain the highest  correlation  to the NASDAQ 100, while  remaining  fully  invested in all market  environments.  While it is not expected that the  performance of the Fund will deviate more than 10% from the Fund's goal of achieving  results  corresponding  to 125% of the return of the NASDAQ 100,  certain  factors may affect  the Fund's  ability  to achieve  this  correlation.  The  Sub-advisor  will  monitor  the Fund on an  ongoing  basis,  and make adjustments, as necessary, to minimize tracking error and to maximize liquidity.

The ASAF  Alliance  Growth Fund  normally  invests at least 80% of its total assets in the equity  securities  of U.S.  companies.  For purposes of the Fund, a non-U.S.  company is a company that (i) is organized  outside the United States,  (ii) has its principal  place of business outside the United States,  and (iii) issues securities that are traded  principally in foreign  countries.  Companies that do not fall within this definition are deemed to be U.S.  companies.  Normally,  about 40-60 companies will be represented in the Fund, with the 25 companies most highly regarded by the Sub-advisor  usually  constituting  approximately 70% of the Fund 's net assets.  The
Fund is thus atypical from many equity mutual funds in its focus on a relatively small number of intensively researched companies.

The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal  research staff,  which generally follows a primary research  universe of more than 500 companies that have strong  management,  superior  industry  positions,  excellent  balance sheets and superior  earnings  growth  prospects.  An emphasis is placed on identifying  companies  whose  substantially  above average prospective earnings growth is not fully reflected in current market valuations.

During market declines,  while adding to positions in favored stocks,  the Fund becomes somewhat more  aggressive,  gradually  reducing the number of companies  represented in its  portfolio.  Conversely,  in rising  markets,  while  reducing or eliminating  fully valued positions,  the Fund becomes somewhat more  conservative,  gradually  increasing the number of companies  represented in its portfolio.
The Sub-advisor therefore seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

The ASAF Marsico Capital Growth Fund will pursue its objective by investing  primarily in common stocks.  The Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of larger, more established companies.

In selecting  investments  for the Fund, the Sub-advisor  uses an approach that combines "top down" economic  analysis with "bottom up"
stock selection.  The "top-down"  approach takes into  consideration  such  macro-economic  factors as interest rates,  inflation,  the regulatory  environment,  and the global  competitive  landscape.  In  addition,  the  Sub-advisor  examines  such  factors as the most attractive global investment  opportunities,  industry  consolidation,  and the  sustainability of economic trends. As a result of this
"top down" analysis, the Sub-advisor  identifies sectors,  industries and companies that should benefit from the trends the Sub-advisor has observed.

The  Sub-advisor  then looks for  individual  companies  with  earnings  growth  potential  that may not be recognized by the market at large. In determining  whether a particular  company is appropriate for investment by the Fund, the Sub-advisor  focuses on a number of different  attributes,  including the company's  specific market  expertise or dominance,  its franchise  durability and pricing power, solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity,  and the ability to generate free cash flow),  strong management, and reasonable valuations in the context of projected growth rates.

The ASAF Goldman Sachs Concentrated  Growth Fund (formerly,  the ASAF Janus Capital Growth Fund) will pursue its objective by investing primarily in equity  securities.  Equity securities  include common stocks,  preferred stocks warrants and securities  convertible into or  exchangeable  for common or preferred  stocks.  Investments  will be in companies that the  Sub-advisor  believes have potential to achieve  capital  appreciation  over the  long-term.  The Fund seeks to achieve its  investment  objective by  investing,  under normal circumstances, in approximately 30-45 companies that are considered by the Sub-advisor to be positioned for long-term growth.

The ASAF  DeAM  Large-Cap  Growth  Fund will  invest,  under  normal  circumstances,  at least 80% of the value of its  assets in large capitalization  companies.  The Fund pursues its  investment  objective by normally  investing  primarily in the equity  securities  of large sized companies included in the Russell 1000(R)Growth Index.  Equity securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights. The Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market risk of those stocks  included in the Russell  1000(R)Growth
Index,  but which  outperforms  the Russell  1000(R)Growth Index  through  active stock  selection.  The Russell 1000(R)Growth Index is a market capitalization index that measures the performance of large,  established  companies with above average growth prospects.  As of
December 31, 2002,  the average  market  capitalization  of the  companies in the Russell  1000(R)Growth Index was  approximately  $10.8 billion and the median market  capitalization  was  approximately  $2.9 billion.  The size of the companies in the Russell 1000(R)Growth
Index will change with market  conditions.  The  targeted  tracking  error of this Fund is 4% with a normal  deviation of +/- 1%. It is possible  that the  deviation may be higher.  For purposes of this Fund,  the strategy of  attempting to correlate a stock  portfolio's market risk with that of a particular  index, in this case the Russell 1000(R)Growth Index,  while improving upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

The  Sub-advisor  considers a number of factors in determining  whether to invest in a growth stock,  including  earnings  growth rate, analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income growth versus cash flow growth as well as earnings and price momentum.  In the selection of investments,  long-term  capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may  occasionally  make  investments  for short-term  capital  appreciation.
Current income will not be a significant factor in selecting investments.

The ASAF T. Rowe Price Tax Managed Fund will invest  primarily in  large-capitalization  stocks  selected mainly from the 1,000 largest
U.S.  companies.  Stock selection is based on a combination of fundamental,  bottom-up  analysis and top-down  quantitative  strategies that seek to identify companies with superior  long-term  appreciation  prospects.  Generally the Sub-advisor uses a growth approach to stock  selection,  looking  for  companies  with one or more of the  following  characteristics:  a  demonstrated  ability to  increase revenues,  earnings,  and cash flow  consistently;  capable  management;  attractive  business  niches;  and a sustainable  competitive advantage.  Valuation  measures,  such as a company's  price/earnings  ratio  relative to the market and its own growth  rate,  and its dividend yield relative to the market, are also considered.

Generally,  the Fund will limit  exposure  to  high-yielding  stocks.  However,  the payment of  dividends  - even  higher-than-average dividends - does not disqualify a stock from  consideration  for the Fund's  portfolio.  The Fund seeks  long-term  appreciation  while minimizing taxable  distributions of capital gains and dividends.  This approach should reduce the negative effects of federal taxation and should increase  after-tax  returns  compared with similar funds that do not make tax efficiency a primary focus. To accomplish the
Fund's goal of minimizing  taxable  distributions,  the Sub-advisor  will strive to avoid realizing  capital gains by limiting sales of existing  holdings.  However,  gains  may be  realized  when it is  believed  that  the  risk  of  holding  a  security  outweighs  tax considerations.  When gains are taken,  the  Sub-advisor  will  attempt to offset them with losses from other  securities.  This may be accomplished by selling certain securities at a loss and investing the proceeds in similar securities.

The ASAF  Alliance/Bernstein  Growth + Value Fund will  invest  primarily  in common  stocks of large U.S.  companies  included  in the
Russell 1000(R)Index (the "Russell 1000(R)").  The Russell 1000(R)is a market  capitalization-weighted  index that measures the performance of the 1,000  largest U.S.  companies.  As of September 30, 2002,  the average  market  capitalization  of the companies in the Russell
1000(R)Index was approximately $8.6 billion.

Normally,  about 60-85 companies will be represented in the Fund,  with 25-35  companies  primarily from the Russell 1000(R)Growth Index
(the "Growth Index")  constituting  approximately  50% of the Fund's net assets,  and 35-50 companies  primarily from the Russell 1000(R)
Value Index (the  "Value  Index")  constituting  the  remainder  of the Fund's net assets.  Daily cash flows  (that is,  purchases  and reinvested  distributions)  and outflows (that is,  redemptions and expense items) will be divided  between the two portfolio  segments for purposes of maintaining the targeted allocation between growth and value stocks (the "Target  Allocation").  Normally,  while it is not expected that the  allocation of assets between  portfolio  segments will deviate more than 10% from the Target  Allocation,  it is possible that this  deviation may be higher.  Factors such as market  fluctuation,  economic  conditions,  corporate  transactions  and declaration of dividends may result in deviations  from the Target  Allocation.  In the event the allocation of assets to the portfolio segments differs by more than 10% from the Target  Allocation  (e.g., 60% of the Fund's net assets invested in growth stocks and 40% of the Fund's net assets invested in value stocks),  the Sub-Advisers will rebalance each portfolio  segment's assets in order to maintain the Target  Allocation.  As a consequence,  assets may be allocated from the portfolio segment that has appreciated more or depreciated less to the other.  Rebalancing will entail transaction costs which over time may be significant.

The ASAF Sanford  Bernstein  Core Value Fund will pursue its  objective  by  investing  primarily  in common  stocks.  The  Sub-advisor expects  that the  majority  of the  Fund's  assets  will be  invested  in the  common  stocks  of large  companies  that  appear to be undervalued.  Among other things,  the Fund seeks to identify  compelling buying  opportunities  created when companies are undervalued on the basis of investor  reactions to near-term  problems or  circumstances  even though their long-term  prospects  remain sound. The
Sub-advisor's  investment  approach  is  value-based  and  price-driven,  and it relies on the  intensive  fundamental  research of its internal research staff to identify these buying opportunities in the marketplace.

Fund  investments are selected by the Sub-advisor  based upon a model portfolio of 125-175 stocks  constructed by the  Sub-advisor.  In selecting  investments for the model portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words, the Sub-advisor seeks to identify  individual  companies with earnings  growth  potential that may not be recognized by the market at large.  The Sub-advisor relates  present  value of each  company's  forecasted  future  cash flow to the  current  price of its stock.  The  Sub-advisor  ranks companies from the highest expected return to the lowest, with the companies at the top of the ranking being the most undervalued.

The ASAF  DeAM  Large-Cap  Value  Fund will  invest,  under  normal  circumstances,  at least  80% of the value of its  assets in large capitalization  companies.  The Fund pursued its  investment  objective by normally  investing  primarily in the equity  securities  of large sized companies  included in the Russell 1000(R)Value Index.  Equity securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights. The Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio  of equity  securities  which  approximates  the market risk of those stocks  included in the Russell  1000(R)Value
Index, but which  outperforms the Russell 1000(R)Value Index through active stock  selection.  The Russell 1000(R)Value Index is a market capitalization  index that measures the  performance of large,  established  companies  trading at discounts to their fair value. As of
December 31, 2002, the average market  capitalization of the companies in the Russell 1000(R)Value Index was approximately  $7.9 billion and the median market  capitalization was approximately  $2.6 billion.  The size of the companies in the Russell 1000(R)Value Index will change with  market  conditions.  The  targeted  tracking  error of this Fund is 4% with a normal  deviation  of +/- 1%. It is possible that the deviation may be higher.  For purposes of this Fund, the strategy of attempting to correlate a stock  portfolio's  market risk with that of a  particular  index,  in this case the  Russell  1000(R)Value  Index,  while  improving  upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

The  Sub-advisor  considers a number of factors in  determining  whether to invest in a value stock,  including  earnings  growth rate, analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income growth versus cash flow growth as well as earnings and price momentum.  In the selection of investments,  long-term  capital  appreciation will take precedence over short range market  fluctuations.  However,  the Fund may  occasionally  make  investments  for short-term  capital  appreciation.
Current income will not be a significant factor in selecting investments.

Principal Risks:
---------------

All of the  capital  growth  funds are  equity  funds,  and the  primary  risk of each is that the value of the  stocks  they hold will decline.  Stocks can decline for many reasons,  including  reasons  related to the  particular  company,  the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

The risk to which the capital  growth funds are subject  depends in part on the size of the companies in which the  particular  fund or portfolio  invests.  Securities of smaller  companies tend to be subject to more abrupt and erratic price  movements than securities of larger companies,  in part because they may have limited product lines, markets, or financial resources.  Market capitalization,  which is the total market value of a company's  outstanding  stock, is often used to classify  companies based on size.  Therefore,  the ASAF
PBHG  Small-Cap  Growth  Fund,  the ASAF DeAM  Small-Cap  Growth Fund and the ASAF Gabelli  Small-Cap  Value Fund can be expected to be subject to the highest  degree of risk relative to the other  capital  growth funds.  The ASAF Goldman Sachs Mid-Cap  Growth Fund,  the
ASAF Neuberger  Berman  Mid-Cap Growth Fund and the ASAF Neuberger  Berman Mid-Cap Value Fund can be expected to be subject to somewhat less risk, and the ASAF Alliance  Growth Fund, the ASAF Marsico Capital Growth Fund, the ASAF Goldman Sachs  Concentrated  Growth Fund,
the ASAF DeAM  Large-Cap  Growth Fund, the ASAF T. Rowe Price Tax Managed Fund,  the ASAF  Alliance/Bernstein  Growth + Value Fund, the
ASAF Sanford  Bernstein  Core Value Fund,  the ASAF DeAM  Large-Cap  Value Fund and the ASAF ProFund  Managed OTC Fund to somewhat less risk than the mid-cap funds.  The ASAF ProFund  Managed OTC Fund,  however,  will likely be subject to a greater level of risk than the average  large-cap fund because the Fund seeks to magnify its  investment  results  relative to its benchmark  index and because of the relatively  volatile nature of the securities in which it will invest.  The Fund employs leverage and other investment  techniques that may be  considered  aggressive.  The ASAF  Alger  All-Cap  Growth  Fund and the ASAF  Gabelli  All-Cap  Value Fund may invest in equity securities without regard to capitalization, and may include large and small companies at the same time.

The ASAF Gabelli  Small-Cap  Value Fund,  the ASAF Neuberger  Berman Mid-Cap Value Fund, the ASAF Gabelli  All-Cap Value Fund, the ASAF
Sanford  Bernstein  Core Value Fund and the ASAF DeAM  Large-Cap  Value Fund take a value  approach to  investing,  while the ASAF PBHG
Small-Cap  Growth Fund,  the ASAF DeAM Small-Cap  Growth Fund,  the ASAF Goldman Sachs Mid-Cap  Growth Fund, the ASAF Neuberger  Berman
Mid-Cap  Growth Fund, the ASAF Alger All-Cap  Growth Fund,  the ASAF Alliance  Growth Fund,  the ASAF Marsico  Capital Growth Fund, the
ASAF Goldman Sachs  Concentrated  Growth Fund, the ASAF DeAM Large-Cap  Growth Fund, the ASAF ProFund  Managed OTC Fund and the ASAF T.
Rowe Price Tax  Managed  Fund take a growth  approach.  Value  stocks  are  believed  to be selling at prices  lower than what they are actually  worth,  while  growth  stocks are those of companies  that are  expected to grow at  above-average  rates.  A fund  investing primarily  in growth  stocks will tend to be subject to more risk than a value  fund,  although  this will not always be the case.  The
ASAF Alliance/Bernstein Growth + Value Fund, will include both value and growth stocks.

The ASAF Goldman  Sachs Mid-Cap  Growth Fund and the ASAF ProFund  Managed OTC Fund are subject to an  additional  risk factor  because they may be less  diversified  than most equity  funds and,  therefore,  a single  security's  increase or decrease in value may have a greater  impact on these Funds' share price and total return.  Because of this,  these Funds' share prices may be expected to fluctuate more than comparable diversified funds.

The ASAF  INVESCO  Technology  Fund and the ASAF INVESCO  Health  Sciences  Fund are subject to  additional  risk factors  because they concentrate  their investments in specific market sectors.  These  investments could experience  sharper price declines than the market as a whole when  conditions are unfavorable for the particular  sector.  Many of the products and services  offered by companies in the technology  sector are subject to rapid  obsolescence,  which may reduce the value of the  securities of those  companies.  Many faster growing  health care  companies  have limited  operating  histories and their  potential  profitability  may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices.

Growth and Income Funds:

Fund:                        Investment Goal:               Primary Investments:
----                         ---------------                -------------------

Sanford Bernstein Managed     To outperform the S&P 500(R)   The Fund invests primarily in common stocks included in the
Index 500 Fund                Stock Index                    S&P 500(R).

Alliance Growth and Income   Long term capital  growth and  The Fund invests  primarily in common stocks that are believed to
Fund                         income                         be  selling  at  reasonable   valuations  in  relation  to  their
                                                            fundamental business prospects.

MFS Growth with Income Fund  Long-term  growth of  capital  The  Fund  invests   primarily  in  common   stocks  and  related
                             with  a  secondary  objective  securities.
                             to  seek  reasonable  current
                             income

INVESCO Capital Income Fund  Capital  growth  and  current  The  Fund  invests  primarily  in   dividend-paying   common  and
                             income                         preferred  stocks,  and  to  a  lesser  extent  in  fixed  income securities.

American Century Strategic   Capital  growth  and  current  The Fund  normally  invests  approximately  60% of its  assets in
Balanced Fund                income                         equity  securities  and the  remainder  in bonds and other  fixed income securities.

Principal Investment Strategies:
-------------------------------

The ASAF Sanford  Bernstein  Managed Index 500 Fund will invest,  under normal  circumstances,  at least 80% of its total assets in the securities  included in the Standard & Poor's 500 Composite  Stock Price Index (the "S&P 500(R)").  The Fund seeks to outperform  the S&P
500(R)through stock  selection  resulting in different  weightings of common stocks  relative to the index.  The S&P 500(R)is an index of
500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE").

In seeking to  outperform  the S&P 500(R),  the  Sub-advisor  starts with a portfolio  of stocks  representative  of the  holdings of the index.  It then uses a set of  fundamental,  quantitative  criteria  that are  designed to  indicate  whether a  particular  stock will predictably  perform better or worse than the S&P 500(R).  Based on these criteria,  the Sub-advisor  determines  whether the Fund should over-weight,  under-weight  or hold a  neutral  position  in the  stock  relative  to the  proportion  of the S&P 500(R)that the  stock represents.  In addition,  the  Sub-advisor may determine  based on the  quantitative  criteria that (1) certain S&P 500(R)stocks should not be held by the Fund in any amount,  and (2) certain equity  securities  that are not included in the S&P 500(R)should be held by the
Fund.  The Fund may invest up to 15% of its total assets in equity securities not included in the S&P 500(R).

While the Fund attempts to  outperform  the S&P 500(R), it is not expected that any  outperformance  will be  substantial.  The Fund also may underperform the S&P 500(R)over short or extended periods.

The ASAF Alliance Growth and Income Fund normally will invest in common stocks (and securities convertible into common stocks).

The  Sub-advisor  will take a  value-oriented  approach,  in that it will try to keep the Fund's assets invested in securities that are selling  at  reasonable  valuations  in  relation  to their  fundamental  business  prospects.  In doing so,  the Fund may  forgo  some opportunities for gains when, in the judgment of the Sub-advisor, they are too risky.

In seeking to achieve its  objective,  the Fund invests  primarily in the equity  securities  of U.S.  companies  that the  Sub-advisor believes are  undervalued.  The Sub-advisor  believes that, over time,  stock prices (of companies in which the Fund invests) will come to reflect the companies'  intrinsic economic values.  The Sub-advisor uses a disciplined  investment process to evaluate the companies in its extensive  research  universe.  Through this process,  the Sub-advisor  seeks to identify the stocks of companies that offer the best combination of value and potential for price appreciation.

The ASAF MFS Growth with Income Fund will invest,  under normal market conditions,  at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary  receipts.  The stocks in which the Fund invests generally  will pay  dividends.  While the Fund may invest in  companies of any size,  the Fund  generally  focuses on  companies  with larger market  capitalizations  that the Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations based on current and expected earnings or cash flow.

The  Sub-advisor  uses a "bottom up," as opposed to "top down,"  investment  style in managing the Fund. This means that securities are selected based upon fundamental analysis of individual companies by the Sub-advisor.

The ASAF  INVESCO  Capital  Income  Fund seeks to achieve  its  objective  by  investing  in  securities  that are  expected to produce relatively  high  levels of income  and  consistent,  stable  returns.  The Fund  normally  will  invest at least 65% of its  assets in dividend-paying  common and preferred  stocks of domestic and foreign  issuers.  Equity  securities  include common  stocks,  preferred stocks, warrants and securities convertible into or exchangeable for common or preferred stocks.

Up to 30% of the Fund's  assets  may be  invested  in equity  securities  that do not pay  regular  dividends.  In  addition,  the Fund normally will have some portion of its assets  invested in debt securities or convertible  bonds.  The Fund may invest up to 25% of its total  assets in  foreign  securities,  including  securities  of issuers in  countries  considered  to be  developing.  These  foreign investments may serve to increase the overall risks of the Fund.

The Sub-advisor to the ASAF American  Century  Strategic  Balanced Fund intends to maintain  approximately  60% of the Fund's assets in equity  securities and the remainder in bonds and other fixed income  securities.  With the equity portion of the Fund, the Sub-advisor utilizes  quantitative  management  techniques in a two-step process that draws heavily on computer technology.  In the first step, the
Sub-advisor ranks stocks,  primarily the 1,500 largest publicly traded U.S. companies  (measured by the value of their stock) from most attractive to least  attractive.  These  rankings are  determined by using a computer  model that combines  measures of a stock's value and measures of its growth  potential.  To measure value,  the Sub-advisor  uses ratios of stock price to book value and stock price to cash flow,  among  others.  To measure  growth,  the  Sub-advisor  uses the rate of growth in a company's  earnings  and changes in its earnings estimates, as well as other factors.

In the second step, the Sub-advisor uses a technique called portfolio  optimization.  In portfolio  optimization,  the Sub-advisor uses a computer to build a portfolio of stocks from the ranking  described  earlier  that it thinks will  provide the best  balance  between risk and expected  return.  The goal is to create an equity  portfolio  that  provides  better  returns than the S&P 500(R)Index without taking on significant additional risk.

The Sub-advisor  intends to maintain  approximately 40% of the Fund's assets in fixed income securities.  Up to 20% of the Fund's fixed income  securities will be invested in foreign fixed income  securities.  These  percentages  will fluctuate and may be higher or lower depending on the mix the Sub-advisor  believes will be most appropriate for achieving the Fund's  objectives.  The fixed income portion of the Fund is invested in a diversified  portfolio of government  securities,  corporate fixed income securities,  mortgage-backed and asset-backed  securities,  and similar  securities.  The Sub-advisor's  strategy is to actively manage the Fund by investing the Fund's fixed income  assets in sectors it believes  are  undervalued  (relative to the other  sectors)  and which  represent  better  relative long-term investment opportunities.

The Sub-advisor will adjust the weighted  average  portfolio  maturity in response to expected changes in interest rates.  Under normal market conditions, the weighted average maturity of the fixed income portion of the Fund will be in the 3-to 10-year range.

Principal Risks:
---------------

Both equity securities (e.g.,  stocks) and fixed income securities (e.g.,  bonds) can decline in value, and the primary risk of each of the growth and income funds and  portfolios is that the value of the  securities  they hold will  decline.  The degree of risk to which the  growth and  income  funds are  subject  is likely to be  somewhat  less than a fund  investing  exclusively  for  capital  growth.
Nonetheless, the share prices of the growth and income funds can decline substantially.

The ASAF Sanford  Bernstein  Managed Index 500 Fund, the ASAF MFS Growth with Income Fund, and the ASAF Alliance Growth and Income Fund
invest  primarily  in equity  securities.  The ASAF  INVESCO  Capital  Income Fund invests  primarily  in equity  securities,  but will normally invest some of its assets in fixed income  securities.  The ASAF American Century  Strategic  Balanced Fund generally  invests in both equity and fixed income  securities.  The values of equity  securities  tend to fluctuate  more widely than the values of fixed income  securities.  Therefore,  those growth and income  portfolios that invest primarily in equity  securities will likely be subject to somewhat higher risk than those portfolios that invest in both equity and fixed income securities.

Each of the Funds that makes  significant  investments  in fixed income  securities  may invest to some degree in  lower-quality  fixed income  securities,  which are  subject  to greater  risk that the  issuer may fail to make  interest  and  principal  payments  on the securities  when due.  Each of these Funds  generally  invests in  intermediate-  to long-term  fixed income  securities.  Fixed income securities with longer maturities are generally subject to greater risk than fixed income securities with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

The ASAF American  Century  Strategic  Balanced Fund generally  takes a growth  approach to investing in equity  securities,  while the other growth and income funds take a value  approach.  Growth stocks are those of companies that are expected to grow at  above-average rates,  while value stocks are believed to be selling at prices lower than what they are actually  worth.  A fund  investing  primarily in growth stocks will tend to be subject to more risk than a value fund, although this will not always be the case.

Because the ASAF Sanford Bernstein  Managed Index 500 Fund invests  primarily in equity  securities  included in the S&P 500(R), and some of these  securities do not produce  income,  the Fund may be subject to a greater level of risk than a fund that invests  primarily in income-producing securities.

Fixed Income Funds:

Fund:                        Investment Goal:               Primary Investments:
----                         ---------------                -------------------

Federated High Yield Bond    High current income            The  Fund  invests   primarily  in  lower-quality   fixed  income
Fund                                                        securities.

PIMCO Total Return Bond      Maximize     total    return,  The  Fund  invests  primarily  in  higher-quality   fixed  income
Fund                         consistent with  preservation  securities  of varying  maturities,  so that the Fund's  expected
                             of capital                     average duration will be from three to six years.

Money Market Fund            Maximize  current  income and  The   Fund   invests   in    high-quality,    short-term,    U.S.
                             maintain   high   levels   of  dollar-denominated instruments.
                             liquidity

Principal Investment Strategies:
-------------------------------

The ASAF Federated High Yield Bond Fund will invest, under normal  circumstances,  at least 80% of the value of its assets in corporate fixed income  securities  that are BBB and below in Standard & Poor's rating or Baa and below in Moody's  rating.  The Fund will invest primarily in fixed income securities which may include preferred stocks,  convertible securities,  bonds, debentures,  notes, equipment lease  certificates  and  equipment  trust  certificates.  There is no lower  limit on the rating of  securities  in which the Fund may invest.  The Fund may purchase or hold securities rated in the lowest rating category or securities in default.

Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

         Credit  Research.  The Sub-advisor  will perform its own credit analysis in addition to using rating  organizations  and other sources,  and may have discussions with the issuer's  management or other investment  analysts  regarding  issuers.  The  Sub-advisor's credit analysis will consider the issuer's financial  soundness,  its  responsiveness to changing business and market  conditions,  and its anticipated  cash flow and earnings.  In evaluating an issuer,  the Sub-advisor  places special  emphasis on the estimated  current value of the issuer's assets rather than their historical cost.

         Diversification.  The Sub-advisor invests in securities of many different issuers, industries, and economic sectors.

         Economic Analysis.  The Sub-advisor will analyze current developments and trends in the economy and in the financial markets.

The ASAF PIMCO  Total  Return  Bond Fund will  invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities.  Fixed income securities include:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
         (2) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) inflation-indexed bonds issued by both governments and corporations;
         (5) structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
         (6) delayed funding loans and revolving credit securities;
         (7) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (8) repurchase agreements and reverse repurchase agreements;
         (9) debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
         (10) obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
         (11) obligations of international agencies or supranational entities.

Fund  holdings  will be  concentrated  in areas of the bond  market that the  Sub-advisor  believes to be  relatively  undervalued.  In selecting  fixed income  securities,  the  Sub-advisor  uses economic  forecasting,  interest rate  anticipation,  credit and call risk analysis,  foreign currency exchange rate forecasting,  and other securities selection techniques.  The proportion of the Fund's assets committed to investment in securities with particular  characteristics (such as maturity,  type and coupon rate) will vary based on the
Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial  markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The Fund will invest in  fixed-income  securities of varying  maturities.  The average  portfolio  duration of the Fund  generally will vary within a three- to six-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The Fund can and routinely does invest in certain complex fixed income securities  (including  mortgage-backed  and asset-backed  securities) and engage in a number of investment  practices  (including  futures,  swaps and dollar  rolls) that many other fixed income  funds do not utilize.  The Fund may invest up to 10% of its assets in fixed  income  securities  that are rated below  investment  grade  ("junk  bonds")  (or, if unrated, determined by the Sub-advisor to be of comparable quality).

The ASAF  Money  Market  Fund  will  invest in  high-quality,  short-term,  U.S.  dollar  denominated  corporate,  bank and  government obligations.  Under the regulatory  requirements  applicable to money market funds, the Fund must maintain a weighted average portfolio maturity of not more than 90 days and invest in  securities  that have  effective  maturities  of not more than 397 days.  In addition, the Fund will limit its investments to those  securities  that, in accordance with guidelines  adopted by the Directors of the Company, present minimal credit risks.  The Fund will not purchase any security (other than a United States Government security) unless:

         (1) if rated by only one nationally  recognized  statistical rating organization (such as Moody's and Standard & Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;

         (2) if rated by more than one nationally  recognized  statistical rating organization,  at least two rating organizations have rated it with the highest rating assigned to short-term debt securities; or

         (3) it is not rated, but is determined to be of comparable quality in accordance with the guidelines noted above.

Principal Risks:
---------------

The risk of a fund investing  primarily in fixed income  securities is determined  largely by the quality and maturity  characteristics of its  portfolio  securities.  Lower-quality  fixed  income  securities  are subject to greater risk that the company may fail to make interest and principal  payments on the  securities  when due.  Fixed income  securities  with longer  maturities  (or  durations)  are generally  subject to greater risk than  securities  with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

As a fund that invests primarily in lower-quality  fixed income securities,  the ASAF Federated High Yield Bond Fund will be subject to a level of risk that is high  relative to other fixed income  funds,  and which may be  comparable to or higher than some equity funds.
Like equity securities,  lower-quality  fixed income securities tend to reflect short-term market developments to a greater extent than higher-quality  fixed income  securities.  An economic  downturn may adversely  affect the value of lower-quality  securities,  and the trading market for such securities is generally less liquid than the market for higher-quality securities.

As a fund that invests  primarily in  high-quality  fixed income  securities  of medium  duration,  the level of risk to which the ASAF
PIMCO Total Return Bond Fund is subject can be expected to be less than most equity  funds.  Nonetheless,  the fixed income  securities held by the Fund can  decline in value  because of changes  in their  quality,  in market  interest  rates,  or for other  reasons.  In addition,  while the complex  fixed  income  securities  invested in and  investment  practices  engaged in by the Fund are designed to increase its return or hedge its investment, these securities and practices may increase the risk to which the Fund is subject.

The ASAF Money Market Fund seeks to preserve the value of your  investment at $1.00 per share,  but it is still  possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or any
other  government  agency.  For  instance,  the issuer or  guarantor  of a portfolio  security  or the other party to a contract  could default on its  obligation,  and this could cause the Fund's net asset value to fall below $1. In  addition,  the income  earned by the
Fund will fluctuate based on market  conditions,  interest rates and other factors.  In a low interest rate environment,  the yield for the Fund, after deduction of operating  expenses,  may be negative even though the yield before deducting such expenses is positive.  A negative  yield may also cause the Fund's net asset value to fall below $1. The Investment  Manager may decide to reimburse  certain of these  expenses to the Fund in order to maintain a positive  yield,  however it is under no  obligation to do so and may cease doing so at any time without prior notice.

PAST PERFORMANCE

         The bar  charts  show the  performance  of the Class A shares of each  Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second  table  shows the  average  annual  total  returns  before  taxes for each Class of each Fund for 2002 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund (other than the ASAF Money Market Fund) for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index.  The average annual figures reflect sales charges;
the other figures do not, and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past  performance  does not necessarily  indicate how a Fund will perform in the future.  No  performance  information  is included for those Funds that  commenced operations after January, 2002 (the ASAF DeAM Large-Cap Growth Fund and the ASAF DeAM Large-Cap Value Fund).

ASAF STRONG INTERNATIONAL EQUITY FUND*

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-30.00%
-22.93%
-25.18%
-18.68%
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 4.19%, 4th Quarter 2001	Down 18.34%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-23.37%	-20.91%	N/A
Return After Taxes on Distributions	-23.37%	-20.72%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-14.35%	-15.65%	N/A
Class B			
Return Before Taxes	-25.19%	-21.38%	N/A
Class C			
Return Before Taxes	-21.03%	-20.17%	N/A
Class X			
Return Before Taxes	-23.17%	-21.25%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-13.18%	N/A

** Inception date: November 1, 1999

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

19

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND*

80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
15.70%
75.54%
-24.92%
-25.68%
-26.31%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 55.63%, 4th Quarter 1999	Down 21.42%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-30.57%	-4.67%	N/A
Return After Taxes on Distributions	-30.57%	-4.96%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-18.77%	-3.73%	N/A
Class B			
Return Before Taxes	-32.74%	-4.50%	N/A
Class C			
Return Before Taxes	-28.43%	-4.16%	N/A
Class X			
Return Before Taxes	-30.91%	-4.25%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.89%	N/A

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

20

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND*

40.00%
20.00%
0.00%
-20.00%
-40.00%
13.93%
30.05%
-17.60%
-30.18%
-21.66%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 22.84%, 4th Quarter 1999	Down 19.80%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-26.18%	-8.84%	-9.72%
Return After Taxes on Distributions	-26.33%	-8.79%	-8.81%
Return After Taxes on Distributions and Sale of Fund Shares	-16.07%	-6.72%	-6.71%
Class B			
Return Before Taxes	-28.00%	-8.80%	-9.77%
Class C			
Return Before Taxes	-23.75%	-8.84%	-9.40%
Class X			
Return Before Taxes	-26.02%	-8.63%	-9.32%
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.88%	-4.53%

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

21

ASAF DeAM INTERNATIONAL EQUITY FUND*

100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
16.91%
81.50%
-26.72%
-33.38%
-17.02%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 51.79%, 4th Quarter 1999	Down 23.15%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-21.78%	-4.83%	-4.61%
Return After Taxes on Distributions	-21.78%	-4.91%	-4.71%
Return After Taxes on Distributions and Sale of Fund Shares	-13.37%	-3.63%	-3.48%
Class B			
Return Before Taxes	-23.36%	-4.64%	-4.47%
Class C			
Return Before Taxes	-19.21%	-4.43%	-4.27%
Class X			
Return Before Taxes	-21.41%	-4.38%	-4.05%
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.88%	-4.53%

*Prior to May 1, 2002, the Fund was known as the ASAF Founders International Small Capitalization Fund, and Founders Asset Management LLC served as Sub-advisor to the Fund.

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs"). The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

22

ASAF PBHG SMALL-CAP GROWTH FUND*
131.71%
150.00%
100.00%
50.00%
0.00%
-50.00%
5.49%
-44.68%
-7.72%
-35.20%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 73.02% 4th Quarter 1999	Down 30.45%, 4th Quarter 2000

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-38.91%	-5.29%	-4.54%
Return After Taxes on Distributions	-38.91%	-5.17%	-4.43%
Return After Taxes on Distributions and Sale of Fund Shares	-23.89%	-4.02%	-3.44%
Class B			
Return Before Taxes	-41.48%	-5.13%	-4.39%
Class C			
Return Before Taxes	-37.20%	-4.84%	-4.12%
Class X			
Return Before Taxes	-39.87%	-4.89%	-3.95%
Index			
Russell 2000 Index	-20.48%	-1.36%	-0.17%

*Between January 1, 1999 and September 14, 2001, the ASAF PBHG Small-Cap Growth Fund was known as the ASAF Janus Small-Cap Growth Fund, and Janus Capital Management LLC served as Sub-advisor to the Fund. Prior to January 1, 1999, the Fund was known as the ASAF Founders Small Capitalization Fund, and Founders Asset Management LLC served as Sub-advisor to the Fund.

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

23

ASAF DeAM SMALL-CAP GROWTH FUND*
-26.50%
-27.00%
-27.50%
-28.00%
-28.50%
-28.49%
-27.31%
2001
2002

BEST QUARTER	WORST QUARTER
Up 15.63%, 2nd Quarter 2001	Down 28.72%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-31.53%	-32.12%	N/A
Return After Taxes on Distributions	-31.53%	-32.10%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-19.36%	-23.55%	N/A
Class B			
Return Before Taxes	-33.59%	-33.94%	N/A
Class C			
Return Before Taxes	-29.48%	-31.28%	N/A
Class X			
Return Before Taxes	-31.94%	-33.28%	N/A
Index			
Russell 2000 Index	-20.48%	-12.30%	N/A

** Inception date: March 1, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

24

ASAF GABELLI SMALL-CAP VALUE FUND*

30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-11.84%
0.18%
23.43%
6.60%
-10.05%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 18.55%, 2nd Quarter 1999	Down 19.57%, 3rd Quarter 1998

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-15.26%	-0.30%	0.68%
Return After Taxes on Distributions	-15.26%	-0.67%	0.31%
Return After Taxes on Distributions and Sale of Fund Shares	-9.37%	-0.31%	0.46%
Class B			
Return Before Taxes	-16.51%	-0.01%	0.93%
Class C			
Return Before Taxes	-12.32%	-0.16%	1.08%
Class X			
Return Before Taxes	-14.27%	-0.32%	1.40%
Index			
Russell 2000 Index	-20.48%	-1.36%	-0.17%

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

25

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND*
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
-41.25%
-28.27%
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.95%, 4th quarter 2001	Down 27.89%, 3rd quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-32.90%	-41.52%	N/A
Return After Taxes on Distributions	-32.90%	-41.51%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-20.20%	-30.48%	N/A
Class B			
Return Before Taxes	-35.23%	-43.82%	N/A
Class C			
Return Before Taxes	-30.89%	-40.55%	N/A
Class X			
Return Before Taxes	-33.53%	-43.22%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	-8.57%	N/A

** Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

26

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

51.75%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
-8.77%
-25.29%
-31.92%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 48.79%, 4th Quarter 1999	Down 28.82%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-35.84%	-0.54%	N/A
Return After Taxes on Distributions	-35.84%	-0.63%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-22.00%	-0.46%	N/A
Class B			
Return Before Taxes	-38.25%	-0.14%	N/A
Class C			
Return Before Taxes	-33.93%	0.09%	N/A
Class X			
Return Before Taxes	-36.58%	0.19%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	11.53%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

27

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

25.92%
14.94%
-2.69%
-10.74%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.99%, 2nd Quarter 1999	Down 14.64%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-15.85%	5.97%	N/A
Return After Taxes on Distributions	-15.85%	5.91%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-9.73%	4.76%	N/A
Class B			
Return Before Taxes	-17.17%	6.52%	N/A
Class C			
Return Before Taxes	-13.07%	6.67%	N/A
Class X			
Return Before Taxes	-14.97%	6.92%	N/A
Index			
Standard & Poor's 400 Index	-14.53%	11.53%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

28

ASAF ALGER ALL-CAP GROWTH FUND*

0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-14.16%
-34.13%
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.26%, 4th Quarter 2001	Down 18.39%, 4th Quarter 2000

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-37.90%	-29.93%	N/A
Return After Taxes on Distributions	-37.90%	-29.93%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-23.27%	-22.69%	N/A
Class B			
Return Before Taxes	-40.56%	-31.25%	N/A
Class C			
Return Before Taxes	-36.15%	-28.73%	N/A
Class X			
Return Before Taxes	-38.92%	-30.43%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-19.69%	N/A

*Due to the events of September 11, 2001, Massachusetts Financial Services Company ("MFS") acted as interim co-sub-advisor in conjunction with Fred Alger Management, Inc. ("Alger") for the ASAF Alger All-Cap Growth Fund (the "Alger Fund") from September 17, 2001 through December 9, 2001. Effective December 10, 2001, Alger resumed the role as the sole sub-advisor for the Alger Fund.

** Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

29

ASAF GABELLI ALL-CAP VALUE FUND
0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-0.49%
-20.85%
2001
2002

BEST QUARTER	WORST QUARTER
Up 10.69%, 4th Quarter 2002	Down 16.67%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-25.37%	-11.57%	N/A
Return After Taxes on Distributions	-25.37%	-11.61%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.58%	-9.11%	N/A
Class B			
Return Before Taxes	-27.26%	-11.74%	N/A
Class C			
Return Before Taxes	-23.04%	-10.11%	N/A
Class X			
Return Before Taxes	-25.21%	-10.73%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-19.69%	N/A

* Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

30

ASAF INVESCO TECHNOLOGY FUND
-43.00%
-44.00%
-45.00%
-46.00%
-47.00%
-48.00%
-44.63%
-47.17%
2001
2002

BEST QUARTER	WORST QUARTER
Up 36.90%, 4th Quarter 2001	Down 40.83%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-50.25%	-51.95%	N/A
Return After Taxes on Distributions	-50.25%	-51.93%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-30.86%	-36.75%	N/A
Class B			
Return Before Taxes	-53.40%	-55.88%	N/A
Class C			
Return Before Taxes	-48.98%	-51.27%	N/A
Class X			
Return Before Taxes	-52.10%	-55.16%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-19.69%	N/A

* Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

31

ASAF INVESCO HEALTH SCIENCES FUND

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-22.68%
2002

BEST QUARTER	WORST QUARTER
Down 4.34% 1st Quarter 2002	Down 9.54% 2nd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-27.11%	-9.13%	N/A
Return After Taxes on Distributions	-27.11%	-9.13%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-16.65%	-7.24%	N/A
Class B			
Return Before Taxes	-28.97%	-9.53%	N/A
Class C			
Return Before Taxes	-24.79%	-7.00%	N/A
Class X			
Return Before Taxes	-27.07%	-8.12%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-15.76%	N/A

* Inception date: March 1, 2001

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

32

ASAF PROFUND MANAGED OTC FUND*

-41.00%
-42.00%
-43.00%
-44.00%
-45.00%
-46.00%
-47.00%
-48.00%
-43.21%
-47.18%
2001
2002

BEST QUARTER	WORST QUARTER
Up 44.02%, 4th Quarter 2001	Down 44.79%, 4th Quarter 2000

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-50.16%	-56.16%	N/A
Return After Taxes on Distributions	-50.16%	-56.12%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-30.80%	-39.02%	N/A
Class B			
Return Before Taxes	-53.16%	-60.48%	N/A
Class C			
Return Before Taxes	-48.68%	-55.33%	N/A
Class X			
Return Before Taxes	-52.02%	-59.91%	N/A
Index			
NASDAQ 100 Index	-37.53%	-43.48%	N/A

*Prior to March 1, 2001, the ASAF ProFund Managed OTC Fund was known as the ASAF Rydex Managed OTC Fund, and Rydex Global Advisors served as Sub-advisor to the Fund.

** Inception date: September 11, 2000

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

33

ASAF ALLIANCE GROWTH FUND*

40.00%
20.00%
0.00%
-20.00%
-40.00%
24.90%
32.83%
-14.89%
-15.27%
-30.60%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 26.55%, 4th Quarter 1999	Down 16.88%, 1st Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-34.59%	-4.78%	N/A
Return After Taxes on Distributions	-34.59%	-5.68%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-21.24%	-3.92%	N/A
Class B			
Return Before Taxes	-36.97%	-4.55%	N/A
Class C			
Return Before Taxes	-32.63%	-4.31%	N/A
Class X			
Return Before Taxes	-35.21%	-4.33%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	N/A

*Between December 31, 1998 and April 30, 2000, the ASAF Alliance Growth Fund was known as the ASAF Oppenheimer Large-Cap Growth Fund and OppenheimerFunds, Inc. served as Sub-advisor to the Fund. Prior to December 31, 1998, the Fund was known as the ASAF Robertson Stephens Value + Growth Fund and Robertson Stephens & Company Investment Management, L.P. served as its Sub-advisor.

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

34

ASAF MARSICO CAPITAL GROWTH FUND

52.87%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
-16.11%
-20.71%
-16.42%
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 32.72%, 4th Quarter 1999	Down 17.20%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-21.25%	-1.15%	N/A
Return After Taxes on Distributions	-21.25%	-1.16%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-13.05%	-0.92%	N/A
Class B			
Return Before Taxes	-22.85%	-0.77%	N/A
Class C			
Return Before Taxes	-18.70%	-0.55%	N/A
Class X			
Return Before Taxes	-20.80%	-0.47%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.59%	N/A

* Inception date: August 19, 1998

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

35

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND*

59.91%
50.31%
-29.05%
-28.59%
-31.53%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 32.68%, 4th Quarter 1999	Down 24.27%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-35.45%	-4.70%	-4.25%
Return After Taxes on Distributions	-35.45%	-4.55%	-4.14%
Return After Taxes on Distributions and Sale of Fund Shares	-21.77%	-3.57%	-3.24%
Class B			
Return Before Taxes	-37.89%	-4.54%	-4.10%
Class C			
Return Before Taxes	-33.64%	-4.30%	-3.91%
Class X			
Return Before Taxes	-36.21%	-4.29%	-3.63%
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	-0.10%

*Prior to November 11, 2002, the ASAF Goldman Sachs Concentrated Growth Fund was known as the ASAF Janus Capital Growth Fund and Janus Capital Management LLC served as its Sub-advisor.

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

36

ASAF T. ROWE PRICE TAX MANAGED FUND

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-23.42%
2002

BEST QUARTER	WORST QUARTER
Up 8.09% 4th Quarter 2002	Down 16.65% 2nd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-27.84%	-16.50%	N/A
Return After Taxes on Distributions	-27.84%	-16.50%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-17.09%	-12.99%	N/A
Class B			
Return Before Taxes	-29.81%	-17.34%	N/A
Class C			
Return Before Taxes	-25.48%	-14.60%	N/A
Class X			
Return Before Taxes	-27.93%	-16.21%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-15.76%	N/A

* Inception date: March 1, 2001

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

37

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

0.00%
-10.00%
-20.00%
-30.00%
-25.17%
2002

BEST QUARTER	WORST QUARTER
Up 6.98% 4th Quarter 2002	Down 16.65% 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-29.49%	-15.31%	N/A
Return After Taxes on Distributions	-29.49%	-15.31%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-18.10%	-12.07%	N/A
Class B			
Return Before Taxes	-31.48%	-16.07%	N/A
Class C			
Return Before Taxes	-27.26%	-13.44%	N/A
Class X			
Return Before Taxes	-29.69%	-14.86%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-15.76%	N/A

* Inception date: March 1, 2001.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

38

ASAF SANFORD BERNSTEIN CORE VALUE FUND

0.00%
-5.00%
-10.00%
-15.00%
-13.12%
2002

BEST QUARTER	WORST QUARTER
Up 11.19%, 4th Quarter 2002	Down.19.17%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years (or since inception)
Return Before Taxes	-18.10%	-7.46%	N/A
Return After Taxes on Distributions	-18.35%	-7.74%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-11.12%	-6.05%	N/A
Class B			
Return Before Taxes	-19.47%	-7.78%	N/A
Class C			
Return Before Taxes	-15.37%	-5.41%	N/A
Class X			
Return Before Taxes	-17.31%	-6.46%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-15.76%	N/A

* Inception date: March 1, 2001

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

39

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND*

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-8.89%
-9.84%
-21.25%
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 9.18%, 4th Quarter 2001	Down 17.22%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-25.80%	-12.57%	N/A
Return After Taxes on Distributions	-25.80%	-12.37%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.84%	-9.59%	N/A
Class B			
Return Before Taxes	-27.58%	-12.58%	N/A
Class C			
Return Before Taxes	-23.39%	-11.61%	N/A
Class X			
Return Before Taxes	-25.65%	-12.33%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-11.71%	N/A

** Inception date: November 1, 1999

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

40

ASAF ALLIANCE GROWTH AND INCOME FUND*

13.94%
15.26%
5.41%
-1.14%
-24.31%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
1998
1999
2000
2001
2002

BEST QUARTER	Worst Quarter
Up 16.08%, 4th Quarter 1998	Down 18.67%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-28.69%	-0.48%	N/A
Return After Taxes on Distributions	-28.69%	-0.88%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-17.61%	-0.41%	N/A
Class B			
Return Before Taxes	-30.68%	-0.15%	N/A
Class C			
Return Before Taxes	-26.39%	-0.05%	N/A
Class X			
Return Before Taxes	-28.76%	-0.14%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	N/A

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

41

ASAF MFS GROWTH WITH INCOME FUND

5.00%
0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
0.58%
-16.15%
-22.13%
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 8.05%, 4th Quarter 2001	Down 16.12%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-26.60%	-13.15%	N/A
Return After Taxes on Distributions	-26.60%	-12.95%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-16.33%	-10.02%	N/A
Class B			
Return Before Taxes	-28.48%	-13.19%	N/A
Class C			
Return Before Taxes	-24.19%	-12.20%	N/A
Class X			
Return Before Taxes	-26.66%	-12.95%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-11.71%	N/A

* Inception date: November 1, 1999

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

42

ASAF INVESCO CAPITAL INCOME FUND

20.00%
10.00%
0.00%
-10.00%
-20.00%
15.98%
12.03%
5.88%
-8.83%
-17.93%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 12.89%, 4th Quarter 1998	Down 15.98%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	-22.64%	-0.61%	1.17%
Return After Taxes on Distributions	-22.98%	-1.02%	0.73%
Return After Taxes on Distributions and Sale of Fund Shares	-13.89%	-0.57%	0.83%
Class B			
Return Before Taxes	-24.34%	-0.28%	1.46%
Class C			
Return Before Taxes	-20.16%	-0.10%	1.62%
Class X			
Return Before Taxes	-22.31%	0.02%	1.92%
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	-0.10%

* Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

43

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

19.84%
12.38%
-3.42%
-4.45%
-10.07%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 13.59%, 4th Quarter 1998	Down 8.88%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	-15.27%	1.05%	1.33%
Return After Taxes on Distributions	-15.68%	0.61%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	-9.37%	0.72%	0.93%
Class B			
Return Before Taxes	-16.62%	1.32%	1.55%
Class C			
Return Before Taxes	-12.44%	1.48%	1.71%
Class X			
Return Before Taxes	-14.31%	1.67%	2.02%
Blended Index			
(60% Standard & Poor's 500, 40% Lehman Brothers Government/Credit Index)**	-8.84%	2.70%	3.07%

* Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

44

ASAF FEDERATED HIGH YIELD BOND FUND

14.90%
2.68%
-9.25%
1.69%
1.97%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 5.09%, 4th Quarter 2001	Down 7.21%, 4th Quarter 2000

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	-2.35%	-0.60%	-0.13%
Return After Taxes on Distributions	-5.60%	-4.01%	-3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-1.49%	-2.07%	-1.63%
Class B			
Return Before Taxes	-4.68%	-0.67%	-0.22%
Class C			
Return Before Taxes	-0.54%	-0.43%	-0.02%
Class X			
Return Before Taxes	-2.00%	-0.37%	0.25%
Index			
Index: Merrill Lynch High Yield Index	-1.14%	1.24%	1.97%

* Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

45

ASAF PIMCO TOTAL RETURN BOND FUND
12.00%
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
7.67%
-1.12%
10.34%
7.82%
8.68%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 5.64%, 3rd Quarter 2001	Down 1.04%, 2nd Quarter 1999

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	4.04%	5.68%	5.98%
Return After Taxes on Distributions	1.71%	3.18%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.65%	3.22%	4.26%
Class B			
Return Before Taxes	2.11%	5.78%	5.99%
Class C			
Return Before Taxes	5.98%	5.90%	6.09%
Class X			
Return Before Taxes	4.80%	6.16%	6.49%
Index			
LB Aggregate Index	10.27%	7.54%	7.64%

* Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

46

ASAF MONEY MARKET FUND*

5.00%
4.50%
4.00%
3.50%
3.00%
2.50%
2.00%
3.92%
3.63%
5.11%
2.88%
0.53%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 1.55%, 3rd quarter 2000	Up 0.12, 2nd Quarter 2002

	CLASS A	CLASS B	CLASS C	CLASS X
7-day yield (as of 12/31/02)	0.50%	0%	0%	0%

*Prior to September 22, 2001, the ASAF Money Market Fund was known as the ASAF JPM Money Market Fund and J. P. Morgan Investment Management, Inc. served as Sub-advisor to the Fund.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	0.53%	3.20%	3.25%

** Inception date: July 28, 1997

47

EXPENSE INFORMATION

..........The maximum  transaction costs and total annual operating  expenses  associated with investing in Class A, Class B, Class C or
Class X shares of each Fund are reflected in the following tables:

SHAREHOLDER TRANSACTION EXPENSES:
(fees paid directly from your investment)
                                              High Yield Bond & Total Return Bond                   All Other Funds:
                                                             Funds:                          (other than Class A shares of
                                                                                                 Money Market Fund)(1)
                                              Class A      Class B & X     Class C          Class A    Class B & X    Class C
                                              -------      -----------     -------          -------    -----------    -------
Maximum Sales Charge (Load) on
Purchases                                       4.25%         None           1.00%            5.75%        None         1.00%
(as % of offering price)
Maximum Contingent Deferred Sales
Charge                                          None(2)       6.00%(3)       1.00%(3)         None(2)
(Load) (as % of original purchase                                                                      6.00%(3)     1.00%(3)
price)
Redemption Fee                                  None(4)       None(4)        None(4)          None(4)      None(4)      None(4)
Exchange Fee                                    None          None           None             None         None         None

ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets, in %)
ASAF Fund:                       Management                     Other       Total Annual      Fee     Waivers  Net Annual  Fund
                                 Fees             Distribution  Expenses    Fund Operating    and     Expense  Operating
                                                 And Service                Expenses          Reimbursement(6) Expenses
                                                 (12b-1)
                                                 Fees(5)
-------------------------------- --------------- -------------- ----------- ----------------- ---------------- -----------------
Strong International Equity
     Class A                             1.10            0.50        1.17         2.77              (0.67)             2.10
     Class B                             1.10            1.00        1.17         3.27              (0.67)             2.60
     Class C                             1.10            1.00        1.17         3.27              (0.67)             2.60
     Class X                             1.10            1.00        1.17         3.27              (0.67)             2.60
William Blair Intl Growth
     Class A                             1.00            0.50        0.77         2.27              (0.17)             2.10
     Class B                             1.00            1.00        0.78         2.78              (0.18)             2.60
     Class C                             1.00            1.00        0.78         2.78              (0.18)             2.60
     Class X                             1.00            1.00        0.78         2.78              (0.18)             2.60
American Century Intl Growth
     Class A                             1.00            0.50        1.24         2.74              (0.64)             2.10
     Class B                             1.00            1.00        1.25         3.25              (0.65)             2.60
     Class C                             1.00            1.00        1.25         3.25              (0.65)             2.60
     Class X                             1.00            1.00        1.25         3.25              (0.65)             2.60
DeAM International Equity
     Class A                             1.10            0.50        1.70         3.30              (1.10)             2.20
     Class B                             1.10            1.00        1.71         3.81              (1.11)             2.70
     Class C                             1.10            1.00        1.72         3.82              (1.12)             2.70
     Class X                             1.10            1.00        1.71         3.81              (1.11)             2.70
PBHG Small-Cap Growth
     Class A                             0.90            0.50        0.81         2.21              (0.41)             1.80
     Class B                             0.90            1.00        0.82         2.72              (0.42)             2.30
     Class C                             0.90            1.00        0.82         2.72              (0.42)             2.30
     Class X                             0.90            1.00        0.83         2.73              (0.43)             2.30
DeAM Small-Cap Growth
     Class A                             0.95            0.50        1.19         2.64              (0.74)             1.90
     Class B                             0.95            1.00        1.20         3.15              (0.75)             2.40
     Class C                             0.95            1.00        1.20         3.15              (0.75)             2.40
     Class X                             0.95            1.00        1.20         3.15              (0.75)             2.40

Gabelli Small-Cap Value
     Class A                             1.00            0.50        0.65         2.15              (0.25)             1.90
     Class B                             1.00            1.00        0.66         2.66              (0.26)             2.40
     Class C                             1.00            1.00        0.66         2.66              (0.26)             2.40
     Class X                             1.00            1.00        0.65         2.65              (0.25)             2.40
Goldman Sachs Mid-Cap Growth
     Class A                             1.00            0.50        1.67         3.17              (1.27)             1.90
     Class B                             1.00            1.00        1.65         3.65              (1.25)             2.40
     Class C                             1.00            1.00        1.65         3.65              (1.25)             2.40
     Class X                             1.00            1.00        1.65         3.65              (1.25)             2.40
Neuberger Berman Mid-Cap Growth
     Class A                             0.90            0.50        0.84         2.24              (0.39)             1.85
     Class B                             0.90            1.00        0.84         2.74              (0.39)             2.35
     Class C                             0.90            1.00        0.84         2.74              (0.39)             2.35
     Class X                             0.90            1.00        0.84         2.74              (0.39)             2.35
Neuberger Berman Mid-Cap Value
     Class A                             0.90            0.50        0.59         1.99              (0.14)             1.85
     Class B                             0.90            1.00        0.59         2.49              (0.14)             2.35
     Class C                             0.90            1.00        0.59         2.49              (0.14)             2.35
     Class X                             0.90            1.00        0.59         2.49              (0.14)             2.35
Alger All-Cap Growth
     Class A                             0.95            0.50        1.09         2.54              (0.69)             1.85
     Class B                             0.95            1.00        1.09         3.04              (0.69)             2.35
     Class C                             0.95            1.00        1.09         3.04              (0.69)             2.35
     Class X                             0.95            1.00        1.11         3.06              (0.71)             2.35
Gabelli All-Cap Value
     Class A                             0.95            0.50        0.77         2.22              (0.37)             1.85
     Class B                             0.95            1.00        0.76         2.71              (0.36)             2.35
     Class C                             0.95            1.00        0.76         2.71              (0.36)             2.35
     Class X                             0.95            1.00        0.74         2.69              (0.34)             2.35
INVESCO Technology
     Class A                             1.00            0.50        1.53         3.03              (1.13)             1.90
     Class B                             1.00            1.00        1.52         3.52              (0.12)             2.40
     Class C                             1.00            1.00        1.54         3.54              (0.14)             2.40
     Class X                             1.00            1.00        1.51         3.51              (1.11)             2.40
INVESCO Health Sciences
     Class A                             1.00            0.50        1.68         3.18              (1.28)             1.90
     Class B                             1.00            1.00        1.66         3.66              (1.26)             2.40
     Class C                             1.00            1.00        1.68         3.68              (1.28)             2.40
     Class X                             1.00            1.00        1.69         3.69              (1.29)             2.40
ProFund Managed OTC
     Class A                             0.85            0.50        1.23         2.58              (0.83)             1.75
     Class B                             0.85            1.00        1.24         3.09              (0.84)             2.25
     Class C                             0.85            1.00        1.25         3.10              (0.85)             2.25
     Class X                             0.85            1.00        1.22         3.07              (0.82)             2.25

Alliance Growth
     Class A                             0.90            0.50        0.74         2.14              (0.34)             1.80
     Class B                             0.90            1.00        0.74         2.64              (0.34)             2.30
     Class C                             0.90            1.00        0.75         2.65              (0.35)             2.30
     Class X                             0.90            1.00        0.74         2.64              (0.34)             2.30

Marsico Capital Growth
     Class A                             1.00            0.50        0.50         2.00              (0.20)             1.80
     Class B                             1.00            1.00        0.50         2.50              (0.20)             2.30
     Class C                             1.00            1.00        0.50         2.50              (0.20)             2.30
     Class X                             1.00            1.00        0.50         2.50              (0.20)             2.30
Goldman Sachs
Concentrated Growth
     Class A                             1.00            0.50        0.66         2.16              (0.41)             1.75
     Class B                             1.00            1.00        0.67         2.67              (0.42)             2.25
     Class C                             1.00            1.00        0.67         2.67              (0.42)             2.25
     Class X                             1.00            1.00        0.67         2.67              (0.42)             2.25
DeAM Large-Cap Growth(7)
     Class A                             0.90            0.50        43.92        45.32             (43.65)            1.67
     Class B                             0.90            1.00        60.80        62.70             (60.53)            2.17
     Class C                             0.90            1.00        75.34        77.24             (75.07)            2.17
     Class X                             0.90            1.00        36.39        38.29             (36.12)            2.17
T. Rowe Price Tax Managed
     Class A                             0.95            0.50        3.89         5.34              (3.54)             1.80
     Class B                             0.95            1.00        3.86         5.81              (3.51)             2.30
     Class C                             0.95            1.00        3.92         5.87              (3.57)             2.30
     Class X                             0.95            1.00        3.94         5.89              (3.59)             2.30
Alliance/Bernstein
Growth + Value
     Class A                             1.00            0.50        1.84         3.34              (1.49)             1.85
     Class B                             1.00            1.00        1.85         3.85              (1.50)             2.35
     Class C                             1.00            1.00        1.88         3.88              (1.53)             2.35
     Class X                             1.00            1.00        1.91         3.91              (1.56)             2.35
Sanford Bernstein Core Value
     Class A                             0.85            0.50        1.41         2.76              (1.06)             1.70
     Class B                             0.85            1.00        1.41         3.26              (1.06)             2.20
     Class C                             0.85            1.00        1.40         3.25              (1.05)             2.20
     Class X                             0.85            1.00        1.43         3.28              (1.08)             2.20
DeAM Large-Cap Value(7)
     Class A                             0.90            0.50        32.63        34.03             (32.38)            1.65
     Class B                             0.90            1.00        35.73        37.63             (35.48)            2.15
     Class C                             0.90            1.00        41.58        43.48             (41.33)            2.15
     Class X                             0.90            1.00        38.63        40.53             (38.38)            2.15
Sanford Bernstein
Managed Index 500
     Class A                             0.80            0.50        0.53         1.83              (0.33)             1.50
     Class B                             0.80            1.00        0.53         2.33              (0.33)             2.00
     Class C                             0.80            1.00        0.53         2.33              (0.33)             2.00
     Class X                             0.80            1.00        0.53         2.33              (0.33)             2.00
Alliance Growth and Income
     Class A                             1.00            0.50        0.54         2.04              (0.39)             1.65
     Class B                             1.00            1.00        0.54         2.54              (0.39)             2.15
     Class C                             1.00            1.00        0.54         2.54              (0.39)             2.15
     Class X                             1.00            1.00        0.54         2.54              (0.39)             2.15
MFS Growth with Income
     Class A                             1.00            0.50        0.93         2.43              (0.63)             1.80
     Class B                             1.00            1.00        0.92         2.92              (0.62)             2.30
     Class C                             1.00            1.00        0.92         2.92              (0.62)             2.30
     Class X                             1.00            1.00        0.92         2.92              (0.62)             2.30
INVESCO Capital Income
     Class A                             0.75            0.50        0.55         1.80              (0.13)             1.67
     Class B                             0.75            1.00        0.55         2.30              (0.13)             2.17
     Class C                             0.75            1.00        0.55         2.30              (0.13)             2.17
     Class X                             0.75            1.00        0.55         2.30              (0.13)             2.17
American Century Strategic
Balanced
     Class A                             0.90            0.50        0.56         1.96              (0.31)             1.65
     Class B                             0.90            1.00        0.56         2.46              (0.31)             2.15
     Class C                             0.90            1.00        0.55         2.46              (0.30)             2.15
     Class X                             0.90            1.00        0.56         2.46              (0.31)             2.15
Federated High Yield Bond
     Class A                             0.70            0.50        0.54         1.74              (0.24)             1.50
     Class B                             0.70            1.00        0.53         2.23              (0.23)             2.00
     Class C                             0.70            1.00        0.53         2.23              (0.23)             2.00
     Class X                             0.70            1.00        0.54         2.24              (0.24)             2.00
PIMCO Total Return Bond
     Class A                             0.65            0.50        0.42         1.57              (0.07)             1.50
     Class B                             0.65            1.00        0.42         2.07              (0.07)             2.00
     Class C                             0.65            1.00        0.42         2.07              (0.07)             2.00
     Class X                             0.65            1.00        0.42         2.07              (0.07)             2.00
Money Market
     Class A                             0.50            0.50        0.46         1.46              (0.07)             1.39
     Class B                             0.50            1.00        0.46         1.96              (0.07)             1.89
     Class C                             0.50            1.00        0.46         1.96              (0.07)             1.89
     Class X                             0.50            1.00        0.46         1.96              (0.07)             1.89
(1)  Class A shares of the ASAF Money Market Fund are sold without an initial sales charge (load).
(2) Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load) will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
(3) If you  purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you  purchased  such  shares.  The CDSC is 6%,  5%,  4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring  in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1% and you may incur a CDSC if you  redeem  some or all of your  Class C shares  within  12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."
(4) A $10 fee may be imposed for wire transfers of redemption  proceeds.  For an additional  discussion of wire  redemptions,  see this
Prospectus under "How to Redeem Shares."
(5) As  discussed  below under "How to Buy Shares -  Distribution  Plans," the Company has adopted  Plans under Rule 12b-1 to permit an affiliate of Company's  Investment  Manager to receive  brokerage  commissions  in connection  with the purchase and sale of securities held by the Funds, and to use these commissions to promote the sale of shares of the Funds.
(6) The Funds'  investment  manager has agreed to  reimburse  and/or waive fees for each Fund until at least March 1, 2004 so that each
Fund's operating expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary expenses, do not exceed specified  percentages of the Fund's average net assets as follows:  ASAF Strong International Equity Fund - 1.60%; ASAF William
Blair  International  Growth Fund - 1.60%; ASAF American Century  International  Growth Fund -- 1.60%; ASAF DeAM  International  Equity
Fund -- 1.70%,  ASAF PBHG Small-Cap Growth Fund - 1.30%;  ASAF DeAM Small-Cap Growth Fund - 1.40%; ASAF Gabelli Small-Cap Value Fund --
1.40%;  ASAF Goldman Sachs Mid-Cap Growth Fund - 1.40%;  ASAF  Neuberger  Berman  Mid-Cap  Growth Fund - 1.35%;  ASAF Neuberger  Berman
Mid-Cap Value Fund - 1.35%; ASAF Alger All-Cap Growth Fund - 1.35%;  ASAF Gabelli All-Cap Value Fund - 1.35%;  ASAF INVESCO  Technology
Fund - 1.40%;  ASAF INVESCO Health  Sciences Fund - 1.40%;  ASAF ProFund  Managed OTC Fund - 1.25%;  ASAF Alliance Growth Fund - 1.30%;
ASAF Marsico  Capital Growth Fund - 1.30%;  ASAF Goldman Sachs  Concentrated  Growth Fund - 1.25%;  ASAF DeAM  Large-Cap  Growth Fund -
1.17%;  ASAF T. Rowe Price Tax Managed Fund - 1.30%; ASAF  Alliance/Bernstein  Growth + Value Fund - 1.35%; ASAF Sanford Bernstein Core
Value Fund - 1.20%;  ASAF DeAM  Large-Cap  Value Fund - 1.15%;  ASAF Sanford  Bernstein  Managed Index 500 Fund - 1.00%;  ASAF Alliance
Growth and Income Fund - 1.15%;  ASAF MFS Growth with Income Fund - 1.30%;  ASAF INVESCO  Capital  Income Fund -- 1.17%;  ASAF American
Century  Strategic  Balanced Fund -- 1.15%;  ASAF Federated High Yield Bond Fund -- 1.00%;  ASAF PIMCO Total Return Bond Fund -- 1.00%;
and ASAF Money Market Fund -- 1.00%.
(7) "Other Expenses" and "Estimated Distribution and Service Fees" shown are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLES

         This  example is intended to help you compare the cost of  investing  in the Funds with the cost of  investing in other mutual funds.

         Full  Redemption.  This Example  assumes that you invest $10,000 in a Fund for the time periods  indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your  investment has a 5% return each year,  that the Funds'
total  operating  expenses  remain the same, and that the Funds'  expense  waivers and  reimbursements  remain in effect until March 1,
2004.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Full Redemption
                                                    1 Year             3 Years              5 Years          10 Years
Strong International Equity
     Class A                                          $776             $1,325                $1,899             $3,450
     Class B                                          863               1,344                 1,850              3,408
     Class C                                          460               1,035                 1,733              3,587
     Class X                                          870               1,368                 1,991              3,610
William Blair International Growth
     Class A                                          776               1,248                 1,745              3,106
     Class B                                          863               1,266                 1,694              3,064
     Class C                                          460                 957                 1,579              3,253
     Class X                                          870               1,287                 1,831              3,264
American Century Intl Growth
     Class A                                          776               1,319                 1,888              3,425
     Class B                                          863               1,340                 1,842              3,388
     Class C                                          460               1,031                 1,725              3,570
     Class X                                          870               1,364                 1,983              3,593
DeAM International Equity
     Class A                                          785               1,436                 2,108              3,893
     Class B                                          873               1,462                 2,070              3,864
     Class C                                          470               1,153                 1,955              4,043
     Class X                                          880               1,488                 2,216              4,074
PBHG Small-Cap Growth
     Class A                                          747               1,189                 1,656              2,943
     Class B                                          833               1,205                 1,602              2,898
     Class C                                          431                 897                 1,488              3,090
     Class X                                          839               1,227                 1,742              3,105
DeAM Small-Cap Growth
     Class A                                          757               1,282                 1,832              3,326
     Class B                                          843               1,302                 1,784              3,288
     Class C                                          441                 993                 1,669              3,472
     Class X                                          849               1,324                 1,924              3,491
Gabelli Small-Cap Value
     Class A                                          757               1,187                 1,641              2,896
     Class B                                          843               1,202                 1,587              2,851
     Class C                                          441                 894                 1,473              3,044
     Class X                                          849               1,220                 1,717              3,039
Goldman Sachs Mid-Cap Growth
     Class A                                          757               1,384                 2,035              3,768
     Class B                                          843               1,402                 1,982              3,719
     Class C                                          441               1,092                 1,864              3,887
     Class X                                          849               1,427                 2,127              3,921

Neuberger Berman Mid-Cap Growth
     Class A                                          752               1,200                 1,672              2,973
     Class B                                          838               1,213                 1,615              2,922
     Class C                                          436                 905                 1,501              3,112
     Class X                                          844               1,234                 1,750              3,118
Neuberger Berman Mid-Cap Value
     Class A                                          752               1,151                 1,574              2,748
     Class B                                          838               1,162                 1,513              2,693
     Class C                                          436                 855                 1,400              2,887
     Class X                                          844               1,181                 1,646              2,886
Alger All-Cap Growth
     Class A                                          752               1,258                 1,790              3,236
     Class B                                          838               1,275                 1,736              3,190
     Class C                                          436                 966                 1,621              3,374
     Class X                                          844               1,301                 1,883              3,407
Gabelli All-Cap Value
     Class A                                          752               1,196                 1,665              2,955
     Class B                                          838               1,207                 1,603              2,897
     Class C                                          436                 899                 1,489              3,085
     Class X                                          844               1,223                 1,730              3,072
INVESCO Technology
     Class A                                          757               1,357                 1,982              3,654
     Class B                                          843               1,376                 1,931              3,609
     Class C                                          441               1,070                 1,822              3,797
     Class X                                          849               1,399                 2,070              3,803
INVESCO Health Sciences
     Class A                                          757               1,386                 2,039              3,776
     Class B                                          843               1,404                 1,986              3,727
     Class C                                          441               1,098                 1,876              3,911
     Class X                                          849               1,436                 2,143              3,955
ProFund Managed OTC
     Class A                                          743               1,257                 1,797              3,264
     Class B                                          828               1,275                 1,747              3,225
     Class C                                          426                 969                 1,636              3,419
     Class X                                          834               1,293                 1,878              3,409
Alliance Growth
     Class A                                          747               1,176                 1,629              2,880
     Class B                                          833               1,188                 1,570              2,827
     Class C                                          431                 882                 1,460              3,028
     Class X                                          839               1,208                 1,704              3,022
Marsico Capital Growth
     Class A                                          747               1,148                 1,573              2,753
     Class B                                          833               1,160                 1,513              2,698
     Class C                                          431                 852                 1,399              2,893
     Class X                                          839               1,179                 1,645              2,891
Goldman Sachs Concentrated Growth
     Class A                                          743               1,175                 1,632              2,894
     Class B                                          828               1,190                 1,578              2,849
     Class C                                          426                 882                 1,464              3,042
     Class X                                          834               1,209                 1,712              3,046
DeAM Large-Cap Growth(7)
     Class A                                          735               6,362                 8,366              9,391
     Class B                                          820               7,148                 8,116              8,166
     Class C                                          418               6,735                 7,230              7,271
     Class X                                          826               6,234                 8,630             10,066

T. Rowe Price Tax Managed
     Class A                                          747               1,783                 2,811              5,351
     Class B                                          833               1,817                 2,781              5,326
     Class C                                          431               1,514                 2,677              5,496
     Class X                                          839               1,868                 2,975              5,601
Alliance/Bernstein Growth + Value
     Class A                                          752               1,412                 2,095              3,902
     Class B                                          838               1,438                 2,056              3,874
     Class C                                          436               1,133                 1,949              4,068
     Class X                                          844               1,476                 2,226              4,133
Sanford Bernstein Core Value
     Class A                                          738               1,287                 1,862              3,414
     Class B                                          823               1,305                 1,811              3,371
     Class C                                          421                 994                 1,691              3,543
     Class X                                          829               1,332                 1,959              3,591
DeAM Large-Cap Value(7)
     Class A                                          733               5,578                 8,018             10,048
     Class B                                          818               6,039                 8,299              9,841
     Class C                                          416               6,091                 8,277              9,490
     Class X                                          824               6,402                 8,704              9,923
Sanford Bernstein Managed Index 500
     Class A                                          719               1,087                 1,479              2,574
     Class B                                          803               1,096                 1,415              2,516
     Class C                                          401                 789                 1,303              2,714
     Class X                                          808               1,113                 1,546              2,707
Alliance Growth and Income
     Class A                                          733               1,142                 1,576              2,778
     Class B                                          818               1,153                 1,516              2,724
     Class C                                          416                 846                 1,402              2,918
     Class X                                          824               1,172                 1,648              2,917
MFS Growth with Income
     Class A                                          747               1,232                 1,742              3,137
     Class B                                          833               1,245                 1,683              3,083
     Class C                                          431                 937                 1,569              3,266
     Class X                                          839               1,267                 1,821              3,278
INVESCO Capital Income
     Class A                                          735               1,097                 1,482              2,559
     Class B                                          820               1,106                 1,418              2,501
     Class C                                          418                 799                 1,306              2,699
     Class X                                          826               1,124                 1,549              2,691
American Century Strategic Balanced
     Class A                                          733               1,127                 1,544              2,705
     Class B                                          818               1,137                 1,483              2,650
     Class C                                          416                 828                 1,366              2,836
     Class X                                          824               1,155                 1,615              2,842
Federated High Yield Bond
     Class A                                          571                 927                 1,307              2,370
     Class B                                          803               1,075                 1,374              2,423
     Class C                                          401                 768                 1,262              2,621
     Class X                                          808               1,094                 1,508              2,620
PIMCO Total Return Bond
     Class A                                          571                 893                 1,237              2,207
     Class B                                          803               1,042                 1,307              2,267
     Class C                                          401                 736                 1,196              2,471
     Class X                                          808               1,058                 1,435              2,454

Money Market
     Class A                                          142                 455                   791              1,740
     Class B                                          792               1,009                 1,251              2,150
     Class C                                          390                 702                 1,140              2,357
     Class X                                          797               1,024                 1,377              2,337

         No  Redemption.  You would pay the  following  expenses  based on the above  assumptions  except  that you do not redeem  your shares at the end of each period:

                                                     1 Year             3 Years              5 Years          10 Years
   Strong International Equity
        Class A                                        $776             $1,325                $1,899             $3,450
        Class B                                         263                944                 1,650              3,408
        Class C                                         360              1,035                 1,733              3,587
        Class X                                         270                968                 1,691              3,610
   William Blair International Growth
        Class A                                         776              1,248                 1,745              3,106
        Class B                                         263                866                 1,494              3,064
        Class C                                         360                957                 1,579              3,253
        Class X                                         270                887                 1,531              3,264
   American Century Intl Growth
        Class A                                         776              1,319                 1,888              3,425
        Class B                                         263                940                 1,642              3,388
        Class C                                         360              1,031                 1,725              3,570
        Class X                                         270                964                 1,683              3,593
   DeAM International Equity
        Class A                                         785              1,436                 2,108              3,893
        Class B                                         273              1,062                 1,870              3,864
        Class C                                         370              1,153                 1,955              4,043
        Class X                                         280              1,088                 1,916              4,074
   PBHG Small-Cap Growth
        Class A                                         747              1,189                 1,656              2,943
        Class B                                         233                805                 1,402              2,898
        Class C                                         331                897                 1,488              3,090
        Class X                                         239                827                 1,442              3,105
   DeAM Small-Cap Growth
        Class A                                         757              1,282                 1,832              3,326
        Class B                                         243                902                 1,584              3,288
        Class C                                         341                993                 1,669              3,472
        Class X                                         249                924                 1,624              3,491
   Gabelli Small-Cap Value
        Class A                                         757              1,187                 1,641              2,896
        Class B                                         243                802                 1,387              2,851
        Class C                                         341                894                 1,473              3,044
        Class X                                         249                820                 1,417              3,039
   Goldman Sachs Mid-Cap Growth
        Class A                                         757              1,384                 2,035              3,768
        Class B                                         243              1,002                 1,782              3,719
        Class C                                         341              1,092                 1,864              3,887
        Class X                                         249              1,027                 1,827              3,921
   Neuberger Berman Mid-Cap Growth
        Class A                                         752              1,200                 1,672              2,973
        Class B                                         238                813                 1,415              2,922
        Class C                                         336                905                 1,501              3,112
        Class X                                         244                834                 1,450              3,118
   Neuberger Berman Mid-Cap Value
        Class A                                         752              1,151                 1,574              2,748
        Class B                                         238                762                 1,313              2,693
        Class C                                         336                855                 1,400              2,887
        Class X                                         244                781                 1,346              2,886
   Alger All-Cap Growth
        Class A                                         752              1,258                 1,790              3,236
        Class B                                         238                875                 1,536              3,190
        Class C                                         336                966                 1,621              3,374
        Class X                                         244                901                 1,583              3,407
   Gabelli All-Cap Value
        Class A                                         752              1,196                 1,665              2,955
        Class B                                         238                807                 1,403              2,897
        Class C                                         336                899                 1,489              3,085
        Class X                                         244                823                 1,430              3,072
   INVESCO Technology
        Class A                                         757              1,357                 1,982              3,654
        Class B                                         243                976                 1,731              3,609
        Class C                                         341              1,070                 1,822              3,797
        Class X                                         249                999                 1,770              3,803
   INVESCO Health Sciences
        Class A                                         757              1,386                 2,039              3,776
        Class B                                         243              1,004                 1,786              3,727
        Class C                                         341              1,098                 1,876              3,911
        Class X                                         249              1,036                 1,843              3,955
   ProFund Managed OTC
        Class A                                         743              1,257                 1,797              3,264
        Class B                                         228                875                 1,547              3,225
        Class C                                         326                969                 1,636              3,419
        Class X                                         234                893                 1,578              3,409
   Alliance Growth
        Class A                                         747              1,176                 1,629              2,880
        Class B                                         233                788                 1,370              2,827
        Class C                                         331                882                 1,460              3,028
        Class X                                         239                808                 1,404              3,022
   Marsico Capital Growth
        Class A                                         747              1,148                 1,573              2,753
        Class B                                         233                760                 1,313              2,698
        Class C                                         331                852                 1,399              2,893
        Class X                                         239                779                 1,345              2,891
   Goldman Sachs Concentrated Growth
        Class A                                         743              1,175                 1,632              2,894
        Class B                                         228                790                 1,378              2,849
        Class C                                         326                882                 1,464              3,042
        Class X                                         234                809                 1,412              3,046
   DeAM Large-Cap Growth
        Class A                                         735              6,362                 8,366              9,391
        Class B                                         220              6,748                 7,916              8,166
        Class C                                         318              6,735                 7,230              7,271
        Class X                                         226              5,834                 8,330             10,066
   T. Rowe Price Tax Managed
        Class A                                         747              1,783                 2,811              5,351
        Class B                                         233              1,417                 2,581              5,326
        Class C                                         331              1,514                 2,677              5,496
        Class X                                         239              1,468                 2,675              5,601

   Alliance/Bernstein Growth + Value
        Class A                                         752              1,412                 2,095              3,902
        Class B                                         238              1,038                 1,856              3,874
        Class C                                         336              1,133                 1,949              4,068
        Class X                                         244              1,076                 1,926              4,133
   Sanford Bernstein Core Value
        Class A                                         738              1,287                 1,862              3,414
        Class B                                         223                905                 1,611              3,371
        Class C                                         321                994                 1,691              3,543
        Class X                                         229                932                 1,659              3,591
   DeAM Large-Cap Value
        Class A                                         733              5,578                 8,018             10,048
        Class B                                         218              5,639                 8,099              9,841
        Class C                                         316              6,091                 8,277              9,490
        Class X                                         224              6,002                 8,404              9,923
   Sanford Bernstein Managed Index 500
        Class A                                         719              1,087                 1,479              2,574
        Class B                                         203                696                 1,215              2,516
        Class C                                         301                789                 1,303              2,714
        Class X                                         208                713                 1,246              2,707
   Alliance Growth and Income
        Class A                                         733              1,142                 1,576              2,778
        Class B                                         218                753                 1,316              2,724
        Class C                                         316                846                 1,402              2,918
        Class X                                         224                772                 1,348              2,917
   MFS Growth with Income
        Class A                                         747              1,232                 1,742              3,137
        Class B                                         233                845                 1,483              3,083
        Class C                                         331                937                 1,569              3,266
        Class X                                         239                867                 1,521              3,278
   INVESCO Capital Income
        Class A                                         735              1,097                 1,482              2,559
        Class B                                         220                706                 1,218              2,501
        Class C                                         318                799                 1,306              2,699
        Class X                                         226                724                 1,249              2,691
   American Century Strategic Balanced
        Class A                                         733              1,127                 1,544              2,705
        Class B                                         218                737                 1,283              2,650
        Class C                                         316                828                 1,366              2,836
        Class X                                         224                755                 1,315              2,842
   Federated High Yield Bond
        Class A                                         571                927                 1,307              2,370
        Class B                                         203                675                 1,174              2,423
        Class C                                         301                768                 1,262              2,621
        Class X                                         208                694                 1,208              2,620
   PIMCO Total Return Bond
        Class A                                         571                893                 1,237              2,207
        Class B                                         203                642                 1,107              2,267
        Class C                                         301                736                 1,196              2,471
        Class X                                         208                658                 1,135              2,454
   Money Market
        Class A                                         142                455                   791              1,740
        Class B                                         192                609                 1,051              2,150
        Class C                                         290                702                 1,140              2,357
        Class X                                         197                624                 1,077              2,337

INVESTMENT PROGRAMS OF THE FUNDS

         The investment objective, policies and limitations for each of the Funds are described below.

         While certain  policies apply to all Funds,  generally each Fund has a different  investment  objective and investment  focus.
As a result,  the risks,  opportunities  and returns of investing  in each Fund will differ.  Those  investment  policies  specifically labeled as "fundamental" may not be changed without  shareholder  approval.  However,  the investment  objective of each Fund generally is not a fundamental policy and may be changed by the Directors of the Company without  shareholder  approval.  Similarly,  most of the
Funds' investment policies and limitations are not fundamental policies.

         There can be no assurance  that the  investment  objective of any Fund will be achieved.  Risks  relating to certain  types of securities and  instruments in which the Funds may invest are described in this  Prospectus  under "Certain Risk Factors and Investment
Methods."

         If approved by the Directors of the Company,  the Company may add more Funds and may cease to offer any existing  Funds in the future.

ASAF STRONG INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment objective of the Fund,  (formerly,  the ASAF AIM International Equity Fund) is to seek long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are considered to have strong earnings momentum.

Principal Investment Objectives and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in equity  securities.  The 80%  investment  requirement  applies at the time the Fund invests its assets.  Equity  securities  include common  stocks,  securities  convertible  into common stocks and securities  having common stock  characteristics  or other  derivative instruments  whose value is based on common stocks,  such as rights,  warrants or options to purchase  common stock,  preferred  stock, convertible preferred stock, convertible bonds, convertible debentures,  convertible notes, depository receipts,  futures contracts and swaps investments.

         The Fund seeks to meet its  investment  objective by  investing,  under normal market  conditions,  primarily in a diversified portfolio of equity  securities of companies  located or operating in developed  non-U.S.  countries and emerging markets of the world.
The equity securities will ordinarily be traded on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter market in the country where the issuer is principally  based,  but may also be traded in other  countries  including the United States.
The  Sub-advisor  intends  to focus on  companies  with an  above-average  potential  for  long-term  growth  and  attractive  relative valuations.  The Sub-advisor  selects  companies  based on five key factors:  growth,  valuation,  management,  risk and sentiment.  In addition,  the  Sub-advisor  looks for  companies  with the  following  characteristics:  (1) a  distinguishable  franchise on a local, regional or global basis; (2) a history of effective  management  demonstrated by expanding  revenues and earnings growth;  (3) prudent financial and accounting policies; and (4) an ability to capitalize on a changing business environment.

         The Fund will normally  allocate  assets among a variety of  countries,  regions and industry  sectors,  investing in at least five  countries  outside of the United States.  In selecting  countries,  the  Sub-advisor  considers  such factors as economic  growth prospects,  monetary and fiscal policies,  political stability,  currency trends and market liquidity. The Fund may invest up to 40% of its total assets in any one country and up to 25% of its total  assets in  securities  of issuers  located and  operating  primarily in emerging market countries.

         As with any equity fund, the  fundamental  risk associated with the Fund is the risk that the value of the securities it holds might  decrease.  The prices of equity  securities  change in  response to many  factors,  including  the  historical  and  prospective earnings of the issuer,  the value of its  assets,  general  economic  conditions,  interest  rates,  investor  perceptions  and market liquidity.

         As a fund that invests  primarily in the securities of foreign issuers,  the risk and degree of share price fluctuation of the
Fund may be greater than a fund investing primarily in domestic  securities.  The risks of investing in foreign  securities,  which are described in more detail below under  "Certain Risk Factors and  Investment  Methods,"  include  political and economic  conditions and instability  in foreign  countries,  less  available  information  about foreign  companies,  lack of strict  financial and  accounting controls and standards,  less liquid and more volatile  securities  markets,  and  fluctuations in currency  exchange rates.  While the
Fund has  authority  to engage in  transactions  intended to hedge its  exposure to  fluctuations  in foreign  currencies,  it does not currently  intend to do so. To the extent the Fund invests in securities of issuers in  developing  countries,  the Fund may be subject to even greater levels of risk and share price  fluctuation.  Transaction costs are often higher in developing  countries and there may be delays in settlement of transactions.

Other Investments:

         The Fund may invest up to 20% of its total assets in debt or  preferred  equity  securities  exchangeable  for or  convertible into marketable equity  securities of foreign  companies.  In addition,  the Fund may regularly invest up to 20% of its total assets in high-grade  short-term debt securities,  including U.S. Government  obligations,  investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

         The Fund may use futures contracts and related options,  options on securities,  securities  indices and currencies to attempt to hedge against the overall level of risk normally  associated with the Fund's  investments.  The Fund also may from time to time make short sales of securities "against the box."

         Additional  information  about  convertible  securities,  options,  futures  contracts,  short sales and other investments and investment practices of the Fund is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  In addition to regularly  investing up to 20% of its total assets in  short-term  debt  securities as noted  above,  the Fund may hold all or a  significant  portion of its assets in cash,  money market  instruments,  bonds or other debt securities in anticipation of or in response to adverse market  conditions or for cash management  purposes.  While the Fund is in such a defensive position, the opportunity to achieve its investment objective of capital growth may be limited.

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Janus  Overseas  Growth Fund) is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in  securities  of issuers that are  economically  tied to  countries  other than the United  States.  The 80%  investment  requirement applies at the time the Fund invests its assets.

         The Fund pursues its objective  primarily  through  investments  in equity  securities of issuers  located  outside the United
States.  Equity  securities  include common stocks,  preferred  stocks,  warrants and securities  convertible  into or exchangeable for common or preferred  stocks.  The Fund has the flexibility to invest on a worldwide basis in companies and  organizations  of any size, regardless of country of organization or place of principal business activity.

         Under normal  circumstances,  the Fund invests  primarily in  securities  of issuers from at least five  different  countries, excluding  the United  States.  Although  the Fund intends to invest  substantially  all of its assets in issuers  located  outside the
United  States,  it may at times invest in U.S.  issuers and it may at times  invest all of its assets in fewer than five  countries or even a single country.

         The Fund invests  primarily in companies  selected for their growth potential.  The Sub-advisor  generally takes a "bottom up"
approach to choosing  investments for the Fund. In other words, the Sub-advisor  seeks to identify  individual  companies with earnings growth  potential  that may not be  recognized  by the market at large,  regardless  of where the companies are organized or where they primarily conduct  business.  Although themes may emerge in the Fund,  securities are generally  selected without regard to any defined allocation among countries,  geographic  regions or industry  sectors,  or other similar selection  procedure.  Current income is not a significant factor in choosing investments, and any income realized by the Fund will be incidental to its objective.

         As with any fund investing  primarily in equity  securities,  the  fundamental  risk associated with the Fund is the risk that the value of the  equity  securities  it holds  might  decrease.  Stock  values may  fluctuate  in  response  to the  activities  of an individual  company or in response to general market and/or  economic  conditions.  As a fund that invests  primarily in the securities of foreign  issuers,  the risk associated with the Fund may be greater than a fund investing  primarily in domestic  securities.  For a further  discussion of the risks  involved in investing in foreign  securities,  see this  Prospectus  under  "Certain Risk Factors and
Investment  Methods." In  addition,  the fund may invest to some degree in smaller or newer  issuers,  which are more likely to realize substantial growth as well as suffer significant losses than larger or more established issuers.

         The Fund  generally  intends  to  purchase  securities  for  long-term  investment  rather  than  short-term  gains.  However, short-term  transactions may occur as the result of liquidity needs,  securities  having reached a desired price or yield,  anticipated changes in interest  rates or the credit  standing of an issuer,  or by reason of economic or other  developments  not  foreseen at the time the investment was made. To a limited extent,  the Fund may purchase  securities in anticipation  of relatively  short-term  price gains.  The Fund may also sell one  security  and  simultaneously  purchase  the same or a  comparable  security to take  advantage  of short-term differentials in bond yields or securities prices.

         Special  Situations.  The Fund may invest in "special  situations" from time to time. A special  situation arises when, in the opinion of the  Sub-advisor,  the  securities  of a  particular  issuer  will be  recognized  and  increase  in value due to a specific development  with  respect to that  issuer.  Developments  creating a special  situation  might  include a new  product or  process,  a technological  breakthrough,  a management change or other extraordinary corporate event, or differences in market supply of and demand for the  security.  Investment  in  special  situations  may  carry  an  additional  risk of loss in the  event  that  the  anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may invest to a lesser  degree in debt  securities,  including  bonds  rated  below  investment  grade by the primary rating  agencies  ("junk"  bonds),  mortgage and  asset-backed  securities  and zero  coupon,  pay-in-kind  and step coupon  securities
(securities that do not, or may not under certain circumstances, make regular interest payments).

         The Fund may make short sales  "against the box." In addition,  the Fund may invest in the following  types of securities  and engage in the following investment techniques:

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into  futures  contracts  on  securities,  financial indices and foreign  currencies and options on such contracts and may invest in options on  securities,  financial  indices and foreign currencies and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Fund intends to use most derivative  instruments  primarily to hedge the value of its  portfolio  against  potential  adverse  movements in  securities  prices, foreign  currency  markets or interest  rates.  To a limited  extent,  the Fund may also use  derivative  instruments  for  non-hedging purposes such as seeking to increase income.  The Fund may also use currency hedging  techniques,  including  forward currency exchange contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities.  The  Fund  may  invest  in  indexed/structured   securities,  which  typically  are  short-  to
intermediate-term  debt  securities  whose  value at  maturity  or  interest  rate is  linked to  currencies,  interest  rates,  equity securities,  indices,  commodity  prices  or other  financial  indicators.  Such  securities  may offer  growth  potential  because  of anticipated changes in interest rates, credit standing, currency relationships or other factors

         For more  information  on the types of  securities  and  instruments  in which the Fund may invest and their  risks,  see this
Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  When the Sub-advisor  believes that market  conditions are not favorable for profitable  investing or when the  Sub-advisor is otherwise  unable to locate  favorable  investment  opportunities,  the Fund's  investments may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the Fund does not always stay fully invested in stocks and bonds.  The Fund's  cash and  similar  investments  may  include  high-grade  commercial  paper,  certificates  of  deposit, repurchase  agreements and money market funds managed by the Sub-advisor.  While the Fund is in a defensive  position,  the opportunity to achieve its investment objective of long-term growth of capital will be limited.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will seek to  achieve  its  investment  objective  by  investing  primarily  in equity  securities  of  international companies  that the  Sub-advisor  believes will  increase in value over time.  The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an accelerating pace.  Accelerating  growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.  For purposes of the Fund,  equity  securities  include  common stocks, preferred stocks and convertible securities.

         The Sub-advisor  tracks  financial  information for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The  Sub-advisor  recognizes  that, in addition to locating strong  companies with  accelerating  earnings,  the allocation of assets among  different  countries and regions also is an important  factor in managing an  international  portfolio.  For this reason, the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including  the  prospects  for relative economic  growth  among  countries  or regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange fluctuations and tax  considerations.  Under normal  conditions,  the Fund will invest at least 65% of its assets in equity  securities of issuers from at least three countries outside of the United States. In order to maintain  investment  flexibility,  the Fund has not otherwise established geographic requirements for asset distribution.

         While the Fund's focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing  countries.  The Fund may make foreign  investments  either directly in foreign  securities,  or indirectly by purchasing depositary  receipts.  Securities  purchased  in  foreign  markets  may  either be traded on  foreign  securities  exchanges  or in the over-the-counter markets.

         As with all  stocks,  the  value  of the  stocks  held by the  Fund can  decrease  as well as  increase.  As a fund  investing primarily in equity securities of foreign issuers,  the Fund may be subject to a level of risk and share price fluctuation  higher than most funds that invest  primarily in domestic  equities.  Foreign  companies  may be subject to greater  economic  risks than  domestic companies,  and foreign  securities  are subject to certain risks relating to political,  regulatory  and market  structures and events that domestic  securities  are not subject to. To the extent the Fund invests in securities  of issuers in  developing  countries,  the
Fund may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities of U.S.  issuers may be included in the Fund from time to time.  The Fund also may invest in bonds,  notes and debt securities of companies and obligations of domestic or foreign  governments  and their  agencies.  The Fund will limit its purchases of debt securities to investment  grade  obligations.  The Fund may enter into  non-leveraged  stock index futures  contracts and may make short sales "against the box."

         Derivative  Securities.  The  Fund may  invest  in  derivative  securities.  Certain  of these  derivative  securities  may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of  depositary  receipts),  currencies,  interest  rates,  securities  indices or other  financial  indicators  ("reference indices").  The Fund may not invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment  for the  Fund.  For  example,  a  security  whose  underlying  value is linked to the price of oil would not be a permissible  investment  because the Fund may not invest in oil and gas leases or futures.  The Fund may make short sales  "against the box."

         Forward  Currency  Exchange  Contracts.  As a fund investing  primarily in foreign  securities,  the value of the Fund will be affected by changes in the exchange rates between foreign  currencies and the U.S.  dollar.  To protect  against  adverse  movements in exchange rates, the Fund may, for hedging purposes only, enter into forward foreign  currency  exchange  contracts.  The Fund may enter into a forward  contract to "lock-in" an exchange rate for a specific  purchase or sale of a security.  Less  frequently,  the Fund may enter into a forward  contract to seek to protect its holdings in a particular  currency  from a decline in that  currency.  Predicting the relative  future values of currencies is very  difficult,  and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward contracts will be successful.

         Indirect Foreign  Investments.  The Fund may invest up to 10% of its assets in certain foreign  countries  indirectly  through investment funds and registered investment companies that invest in those countries.  If the Fund invests in investment  companies,  it will bear its proportionate share of the costs incurred by such companies, including any investment advisory fees.

         Additional  information  about the  securities  that the Fund may invest in and their risks is included  below under  "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  Under  exceptional  market  or  economic  conditions,  the  Fund  may  temporarily  invest  all  or a substantial portion of its assets in cash or investment-grade  short-term  securities.  While the Fund is in a defensive position,  the ability to achieve its investment objective of capital growth may be limited.

ASAF DEAM INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Founders  International Small Capitalization Fund) is
to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in equity  securities.  The 80%  investment  requirement  applies at the time the Fund invests its assets.  Equity  securities  include common  stocks,  securities  convertible  into common stocks and securities  having common stock  characteristics  or other  derivative instruments  whose value is based on common stocks,  such as rights,  warrants or options to purchase  common stock,  preferred  stock, convertible preferred stock, convertible bonds, convertible debentures,  convertible notes, depository receipts,  futures contracts and swaps.

         The Fund pursues its investment  objective by normally investing  primarily in the equity securities of companies in developed countries  outside the United  States that are  represented  in the MSCI EAFE(R)Index.  The MSCI EAFE(R)Index tracks stocks in Australia,
Austria,  Belgium,  Denmark,  Finland,  France,  Germany,  Hong Kong,  Ireland,  Italy,  Japan, the Netherlands,  New Zealand,  Norway,
Portugal,  Singapore,  Spain, Sweden,  Switzerland and the United Kingdom. The Sub-advisor employs an investment strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market risk of those stocks included in the MSCI EAFE(R)Index,  but which  outperforms the MSCI EAFE(R)Index through active stock  selection.  The targeted  tracking error is 4% with a normal deviation of
+/- 1%. It is possible  that the deviation  may be higher.  For purposes of this Fund,  the strategy of attempting to correlate a stock portfolio's  market risk with that of a particular  index,  in this case the MSCI EAFE(R)Index,  while  improving upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

         In  managing  the Fund,  the  Sub-advisor  emphasizes  stock  selection.  The  Sub-advisor  considers  a number of  factors in
determining   whether  to  invest  in  a  stock,   including  earnings  growth  rate,   analysts'  estimates  of  future  earnings  and
industry-relative price multiples.  Other factors are cashflow growth as well as earnings and price momentum.

         The  Sub-advisor  generally  takes a "bottom up"  approach to building  the Fund,  searching  for  individual  companies  that demonstrate the best potential for significant  earnings.  The allocation  between  countries,  regions and industries is determined by the relative  attractiveness  of the  securities  but  constrained  by the embedded risk  controls.  In the  selection of  investments, long-term  capital  appreciation  will take precedence over short range market  fluctuations.  However,  the Fund may occasionally make investments for short-term capital appreciation.  Current income will not be a significant factor in selecting investments.

         Like all equity securities,  the market values of the securities held by the Fund can fluctuate significantly,  reflecting the business  performance of the issuing company,  investor  perception or general economic or financial market  movements.  As a fund that invests  primarily in the  securities of foreign  issuers,  the risk and degree of share price  fluctuation  of the Fund may be greater than a fund investing primarily in domestic securities.

         Investments in foreign securities involve different risks than U.S. investments,  including  fluctuations in currency exchange rates,  unstable  political  and  economic  structures,  reduced  availability  of public  information,  and lack of uniform  financial reporting and regulatory  practices such as those that apply to U.S. issuers.  Foreign  investments of the Fund may include  securities issued by companies located in developing  countries.  Developing  countries are subject to more economic,  political and business risk than major  industrialized  nations, and the securities they issue are expected to be more volatile and more uncertain as to payment of interest and principal.

         For an additional  discussion of the risks involved in foreign  securities,  see this  Prospectus  under "Certain Risk Factors and Investment Methods."

Other Investments:

         Options,  Financial Futures and Other Derivatives.  The Fund may deal in options on securities and securities  indices,  which options may be listed for trading on a national securities  exchange or traded  over-the-counter.  Options  transactions may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market  risks,  but are not intended for  speculation.
The Fund may engage in financial  futures  transactions  on  commodities  exchanges  or boards of trade in an attempt to hedge  against market risks.

         In  addition  to options  and  financial  futures,  the Fund may  invest in a broad  array of other  "derivative"  instruments including  forward  currency  transactions  and swaps in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return),  or to create an investment position  indirectly.  The types of derivatives and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information  about the other  investments  that the Fund may make and their risks is included below under "Certain
Risk Factors and Investment Methods."

     Temporary  Investments.  Up to 100% of the assets of the Fund may be invested  temporarily in cash or cash equivalents in response to extraordinary  adverse  political,  economic or stock market events.  Temporary  investments may include U.S. or foreign  government obligations,  commercial  paper,  bank  obligations,  and  repurchase  agreements.  While  the  Fund is in a  defensive  position,  the opportunity to achieve its investment objective of capital growth will be limited.

ASAF PBHG SMALL-CAP GROWTH FUND:

Investment  Objective:  The  investment  objective  of the Fund  (formerly,  the ASAF Janus  Small-Cap  Growth Fund) is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in small capitalization companies.  The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund pursues its objective by normally  investing  primarily in the common stocks of small-sized  companies.  For purposes of the Fund,  small-sized  companies are those that have market  capitalizations  similar to the market capitalization of the companies in the  Russell  2000(R)Growth  Index at the time of the  Fund's  investment.  The  Sub-advisor  expects  to focus  primarily  on those securities  whose  market  capitalizations  or  annual  revenues  are less than $1  billion  at the time of  purchase.  The size of the companies in the Russell  2000(R)Growth Index and those on which the  Sub-advisor  intends to focus the Fund's  investments  will change with market conditions.

         The  Sub-Advisor  believes that  discipline and  consistency  are important to long-term  investment  success.  This belief is reflected in its investment  process.  For this Fund, the Sub-Advisor  uses a fundamental and quantitative  investment  process that is extremely  focused on business  momentum,  as  demonstrated  by such  factors as earnings  or revenue and sales  growth.  Using its own fundamental  research and bottom-up  approach to investing,  the Sub-Advisor also identifies those companies which are currently out of favor in the market place but have the potential to achieve  significant  appreciation as the market place recognizes their fundamental value and their growth potential.  The Sub-Advisor  begins its investment  process by creating a universe of companies that possess the growth  characteristics  it seeks. The universe is continually  updated.  The Sub-Advisor then ranks each company in its universe using proprietary  software and research models that incorporate  attributes of successful  growth like positive earnings  surprises,  upward earnings  estimate  revisions and  accelerating  sales and earnings  growth.  The Sub-Advisor will also review its universe to identify companies which possess growth  attributes but whose growth potential and fundamental  value have not been recognized by the market and whose stock may be considered  underpriced using certain financial  measurements such as its earning power vs. current stock price, its dividend income potential,  its price-to-earnings  ratio vs. similar companies,  its competitive advantages like brand or market niche, its  management  team and its current and future  business  prospects.  Finally,  using its own  fundamental  research  and a bottom-up approach to investing,  the Sub-Advisor  evaluates each company's  business  momentum to determine  whether the company can sustain its current  growth  trend,  or if the company is  currently  out of market  favor,  whether it has the  potential  to achieve  significant appreciation as the marketplace recognizes its growth potential and fundamental value.

         The  Sub-Advisor's  decision  to sell a  security  depends on many  factors.  Generally  speaking,  however,  the  Sub-Advisor considers  selling a security when its  anticipated  future  appreciation is no longer  probable,  alternative  investments  offer more superior  appreciation  prospects,  the risk of a decline in its market price is too great or a deterioration  in business  momentum or fundamentals occurs or is expected by the Sub-Advisor to occur.

         Because the Fund  invests  primarily  in common  stocks,  the primary  risk of  investing in the Fund is that the value of the stocks it holds  might  decrease  and you could lose  money.  The prices of the  securities  in the Fund will  fluctuate.  These  price movements may occur because of changes in the  financial  markets as a whole,  a company's  individual  situation or industry  changes.
These risks are greater for  companies  with smaller  market  capitalizations  because they tend to have more  limited  product  lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Other Investments:

         The Fund may  invest  to a lesser  degree in types of  securities  other  than  common  stocks,  including  preferred  stocks, warrants, and convertible securities

In addition, the Fund may invest in the following types of securities and engage in the following investment techniques:

         Foreign  Securities.  The Fund may invest up to 15% of its total assets in foreign  securities.  The Fund may invest  directly in foreign  securities  denominated in foreign  currencies,  or may invest through  depositary  receipts or passive foreign  investment companies.  Generally,  the same criteria are used to select foreign securities as domestic  securities.  American  Depository Receipts and  foreign  issuers  traded in the United  States are not  considered  to be  Foreign  Securities  for  purposes  of this  investment limitation.

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into  futures  contracts  on  securities,  financial indices and foreign  currencies and options on such contracts,  and may invest in options on securities,  financial indices and foreign currencies,  forward contracts and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Fund may use derivative  instruments to hedge the value of its portfolio against potential adverse movements in securities prices,  currency exchange rates or interest rates.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Sub-advisor  believes that market  conditions are not favorable for profitable  investing or when the  Sub-advisor is otherwise  unable to locate  favorable  investment  opportunities,  the Fund's  investments may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the Fund does not always stay fully invested in stocks and other equity securities.  The Fund's cash and similar investments may include high-grade  commercial paper,  certificates of deposit,  repurchase  agreements  and money  market  funds  managed  by the  Sub-advisor  or others.  While the Fund is in a  defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

ASAF DEAM SMALL-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund  (formerly,  the ASAF Scudder  Small-Cap  Growth Fund) is to seek maximum growth of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in small capitalization companies.  The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund pursues its investment  objective by normally investing  primarily in the equity securities of small-sized  companies included in the Russell 2000(R)Growth Index.  Equity  securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights. The Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market risk of those  stocks  included in the Russell  2000(R)Growth  Index,  but which outperforms the Russell 2000(R)Growth Index through active stock  selection.  The Russell 2000(R)Growth Index is a market  capitalization index that measures the  performance  of  small-sized  companies  with above average  growth  prospects.  As of December 31, 2002,  the average  market  capitalization  of the  companies  in the  Russell  2000(R)Growth  Index  was  $410  million  and  the  median  market capitalization  was $320  million.  The size of the  companies in the Russell  2000(R)Growth Index will change with market  conditions.
The targeted  tracking  error of this Fund is 4% with a normal  deviation of +/- 1%. It is possible  that the  deviation may be higher.
For purposes of this Fund,  the strategy of attempting to correlate a stock  portfolio's  market risk with that of a particular  index, in this case the Russell 2000(R)Growth Index,  while  improving  upon the return of the same index through  active stock  selection,  is called a "managed alpha" strategy.

         The Sub-advisor  considers a number of factors in determining  whether to invest in a growth stock,  including earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth versus cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments,  long-term  capital  appreciation  will take precedence  over short  range  market  fluctuations.  However,  the Fund may  occasionally  make  investments  for  short-term  capital appreciation.  Current income will not be a significant factor in selecting investments.

         Like all common stocks,  the market values of the common stocks held by the Fund can fluctuate  significantly,  reflecting the business  performance of the issuing company,  investor  perception or general economic or financial market  movements.  Because of the
Fund's focus on the stocks of smaller growth  companies,  investment in the Fund may involve  substantially  greater than average share price  fluctuation  and  investment  risk.  A fund  focusing  on growth  stocks will  generally  involve  greater  risk and share price fluctuation  than a fund  investing  primarily in value stocks.  While the Fund attempts to outperform  the Russell 2000(R)Growth Index, it is not expected that any  outperformance  will be substantial.  The Fund also may  underperform  the Russell 2000(R)Growth Index over short or extended periods.

         In addition,  investments  in securities  of smaller  companies are  generally  considered  to offer greater  opportunity  for appreciation  and to involve greater risk of depreciation  than securities of larger  companies.  Smaller  companies often have limited product  lines,  markets or financial  resources,  and they may be dependent upon one or a few key people for  management.  Because the securities of small-cap  companies  are not as broadly  traded as those of larger  companies,  they are often subject to wider and more abrupt  fluctuations  in market price.  Additional  reasons for the greater price  fluctuations  of these  securities  include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

Other Investments:

         In  addition  to  investing  in common  stocks,  the Fund may also  invest to a limited  degree in  preferred  stocks and debt securities when they are believed by the  Sub-advisor to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in  securities  of foreign  issuers in the form of  depositary  receipts or that are denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security  consistent  with its investment objective and policies.  The prices of foreign securities may be more volatile than those of domestic securities.

         Options,  Financial Futures and Other Derivatives.  The Fund may deal in options on securities and securities  indices,  which options may be listed for trading on a national securities  exchange or traded  over-the-counter.  Options  transactions may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market  risks,  but are not intended for  speculation.
The Fund may engage in financial  futures  transactions  on  commodities  exchanges  or boards of trade in an attempt to hedge  against market risks.

         In addition to options and financial  futures,  the Fund may invest in a broad array of other  "derivative"  instruments in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment  position  indirectly.  The types of derivatives and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information  about the other  investments  that the Fund may make and their risks is included below under "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive position is deemed advisable because of prevailing market  conditions,  the Fund may invest  without  limit in high grade debt  securities,  commercial  paper,  U.S.  Government  securities  or cash or cash  equivalents, including  repurchase  agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of maximum capital growth will be limited.

ASAF GABELLI SMALL-CAP VALUE FUND:

Investment  Objective:  The  investment  objective  of the Fund is to  provide  long-term  capital  growth by  investing  primarily  in small-capitalization stocks that appear to be undervalued.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in  small  capitalization  companies.  The 80%  investment  requirement  applies  at the  time the Fund  invests  in  assets.  The Fund generally defines small capitalization stocks as stocks of companies with a capitalization of $1.5 billion or less.

         Reflecting  a value  approach to  investing,  the Fund will seek the stocks of  companies  whose  current  stock prices do not appear to  adequately  reflect  their  underlying  value as  measured  by  assets,  earnings,  cash flow or  business  franchises.  The
Sub-advisor's  research team seeks to identify companies that appear to be undervalued by various measures,  and may be temporarily out of favor,  but have good  prospects  for capital  appreciation.  In  selecting  investments,  the  Sub-advisor  generally  looks to the following:

         (1) Low price/earnings, price/book value or total capitalization/cash flow ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

         The Sub-advisor  then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying assets of the company,  such as takeover efforts,  a change in management,  or a plan to improve the business through  restructuring or other means.

         The Fund may sell  securities for a variety of reasons,  such as to secure gains,  limit losses or re-deploy  assets into more promising  opportunities.  The Fund will not sell a stock just  because the company has grown to a market  capitalization  of more than
$1.5 billion, and it may on occasion purchase companies with a market cap above $1.5 billion.

         As with all stock  funds,  the Fund's  share  price can fall  because of  weakness  in the  securities  market as a whole,  in particular  industries  or in specific  holdings.  Investing  in small  companies  involves  greater  risk of loss than is  customarily associated  with more  established  companies.  Stocks of small companies may be subject to more abrupt or erratic price movements than larger company stocks.  Small companies often have limited product lines,  markets,  or financial  resources,  and their management may lack depth and  experience.  While a value approach to investing is generally  considered to involve less risk than a growth  approach, investing in value stocks  carries the risks that the market will not recognize the stock's  intrinsic  value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Although the Fund will invest  primarily in U.S. common stocks,  it may also purchase other types of securities,  for example, preferred  stocks,  convertible  securities,  warrants and bonds when considered  consistent with the Fund's  investment  objective and policies.  The Fund may purchase preferred stock for capital  appreciation  where the issuer has omitted,  or is in danger of omitting, payment of the  dividend on the stock.  Debt  securities  would be purchased in  companies  that meet the  investment  criteria for the
Fund.

         The Fund may  invest  up to 20% of its total  assets  in  foreign  securities,  including  American  Depositary  Receipts  and securities  of companies in  developing  countries,  and may enter into forward  foreign  currency  exchange  contracts.  (The Fund may invest in  foreign  cash items as  described  below in excess of this 20%  limit.)  The Fund may enter  into  stock  index or  currency futures  contracts (or options  thereon) for hedging  purposes or to provide an efficient  means of managing the Fund's exposure to the equity  markets.  The Fund may also write  (sell) call and put options  and  purchase  put and call  options on  securities,  financial indices,  and currencies.  The Fund may invest up to 10% of its total assets in hybrid  instruments,  which combine the characteristics of futures,  options and securities.  For additional  information  about these  investments and their risks,  see this Prospectus under
"Certain Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for  temporary  defensive purposes.  The Fund's  reserves may be invested in high-quality  domestic and foreign money market  instruments,  including  repurchase agreements and money market mutual funds managed by the  Sub-advisor.  Cash reserves also provide  flexibility  in meeting  redemptions and paying  expenses.  While the Fund is in a defensive  position,  the  opportunity to achieve its  investment  objective of long-term capital growth will be limited.

ASAF GOLDMAN SACHS MID-CAP GROWTH FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Janus  Mid-Cap  Growth Fund) is to seek  long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in medium capitalization companies.  The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund pursues its  objective  by  investing  primarily in equity  securities  selected for their growth  potential.  Equity securities include common stocks,  preferred stocks,  warrants and securities  convertible into or exchangeable for common or preferred stocks. For purposes of the Fund,  medium-sized companies are those whose market  capitalizations  (measured at the time of investment)
fall within the range of companies in the Standard & Poor's  MidCap 400 Index (the "S&P 400").  The market  capitalizations  within the
S&P 400 will vary,  but as of January  31,  2003,  they  ranged  from  approximately  $172  million to $7.3  billion.  The  Sub-advisor generally  takes a "bottom up"  approach to choosing  investments  for the Fund.  In other  words,  the  Sub-advisor  seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment by looking at companies one at a time,  regardless of size,  country of organization,  place of principal business activity, or other similar selection criteria.

         Because the Fund may invest  substantially all of its assets in equity  securities,  the main risk of investing in the Fund is that the value of the equity  securities  it holds might  decrease.  Stock  values may  fluctuate in response to the  activities  of an individual  company or in response to general market or economic  conditions.  As a fund that invests  primarily in mid-cap  companies, the Fund's  risk and share  price  fluctuation  can be expected to be more than that of many funds  investing  primarily  in  large-cap companies,  but less than that of many funds  investing  primarily in small-cap  companies.  In general,  the smaller the company,  the more  likely it is to  suffer  significant  losses as well as to  realize  substantial  growth.  Smaller  companies  may lack  depth of management,  they may be unable to  generate  funds  necessary  for  growth or  potential  development,  or they may be  developing  or marketing  products or services for which there are not yet, and may never be,  established  markets.  In addition,  such companies may be subject to intense  competition from larger companies,  and may have more limited trading markets than the markets for securities of larger issuers.

         The Fund  generally  intends  to  purchase  securities  for  long-term  investment  rather  than  short-term  gains.  However, short-term  transactions may occur as the result of liquidity needs,  securities  having reached a desired price or yield,  anticipated changes in interest  rates or the credit  standing of an issuer,  or by reason of economic or other  developments  not  foreseen at the time the investment was made. To a limited extent,  the Fund may purchase  securities in anticipation  of relatively  short-term  price gains.  The Fund may also sell one  security  and  simultaneously  purchase  the same or a  comparable  security to take  advantage  of short-term differentials in bond yields or securities prices.

         Non-Diversified  Status.  The Fund is classified as a  "non-diversified"  investment  company under the Investment Company Act of 1940 (the "1940 Act").  In other words,  it may hold larger  positions in a smaller  number of securities  than a diversified  fund.
As a result,  a single  security's  increase or decrease in value may have a greater impact on the Fund's share price and total return.
Because of this, the Fund's share price can be expected to fluctuate more than a comparable diversified fund.

         Special  Situations.  The Fund may invest in "special  situations".  A "special  situation" arises when, in the opinion of the
Sub-advisor,  the securities of a particular company will be recognized and appreciate in value due to a specific development,  such as a  technological  breakthrough,  management  change or new  product at that  company.  Investment  in "special  situations"  carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         Although the Sub-advisor  expects to invest primarily in domestic and foreign equity  securities,  the Fund may also invest to a lesser degree in other types of  securities,  such as debt  securities.  Debt  securities  may include  bonds rated below  investment grade  ("junk"  bonds),  assets in  mortgage-  and  asset-backed  securities  and assets in zero  coupon,  pay-in-kind  and step coupon securities (securities that do not, or may not under certain circumstances, make regular interest payments).

         Index/structured  Securities.  The  Fund  may  invest  in  indexed/structured   securities,  which  typically  are  short-  to
intermediate-term  debt  securities  whose  value at  maturity  or  interest  rate is  linked to  currencies,  interest  rates,  equity securities,  indices,  commodity prices or other financial  indicators.  Such securities may be positively or negatively indexed (i.e., their value increase or decrease if the reference index or instrument appreciates).

         Foreign  Securities.  The Fund may invest up to 25% of its net assets in foreign securities  denominated in foreign currencies and not publicly traded in the United States.  The Fund may also invest in foreign  companies  through  depository  receipts or passive foreign  investment  companies.  Generally,  the same criteria are used to select  foreign  securities  as are used to select  domestic securities.  Foreign  securities  are generally  selected on a  stock-by-stock  basis without  regard to any defined  allocation  among countries or geographic  regions.  However,  certain  factors such as expected  levels of inflation,  government  policies  influencing business conditions, the outlook for currency relationships,  and prospects for economic growth among countries,  regions or geographic areas may warrant greater consideration in selecting foreign securities.

         For more  information on foreign  securities and their risks,  see this Prospectus  under "Certain Risk Factors and Investment
Methods."

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into  futures  contracts  on  securities,  financial indices and foreign  currencies and options on such contracts and may invest in options on  securities,  financial  indices and foreign currencies,  forward contracts and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Fund may use  derivative  instruments  to hedge or protect its portfolio  from adverse  movements in securities  prices,  currency  exchange rates,  and interest  rates.  To a limited  extent,  the Fund may also use  derivative  instruments  for  non-hedging  purposes such as seeking to enhance return.

         For more  information  on the types of  securities  in which the Fund may invest,  see this  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         Temporary  Investments.  When the Sub-advisor  believes that market  conditions are unfavorable for profitable  investing,  or when the Sub-advisor is otherwise unable to locate  attractive  investment  opportunities,  the Fund's cash or similar  investments may increase.  In other words,  the Fund does not always stay fully invested in stocks.  Even when the Fund is essentially  fully invested, some residual  amount of Fund assets will remain in cash and similar  investments.  These  investments  may include  commercial  paper, certificates of deposit,  repurchase  agreements,  short-term debt obligations,  and money market funds (including funds managed by the
Sub-advisor).  When the Fund's  investments  in cash or similar  investments  increase,  the  opportunity  to  achieve  its  investment objective of long-term growth of capital may be limited.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in medium capitalization companies.  The 80% investment requirement applies at the time the Fund invests its assets.

         Generally,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index at the time of investment are considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by  diversifying  among many  companies  and industries.  The Fund does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The Fund is normally  managed using a  growth-oriented  investment  approach.  For growth  investors,  the aim is to invest in companies that are already  successful but could be even more so. The Sub-advisor  looks for fast-growing  companies that are in new or rapidly  evolving  industries.  Factors in identifying  these companies may include  above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other  characteristics in a company,  such as financial strength,  a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

         The  Sub-advisor  follows a  disciplined  selling  strategy,  and may sell a stock  when it reaches a target  price,  fails to perform as expected, or appears substantially less desirable than another stock.

         As a Fund that  invests  primarily  in the stocks of mid-cap  companies,  the Fund's risk and share price  fluctuation  can be expected to be more than that of many funds  investing  primarily in large-cap  companies,  but less than that of many funds  investing primarily in small-cap  companies.  Mid-cap  stocks may  fluctuate  more widely in price than the market as a whole,  may  underperform other  types of  stocks  when the  market  or the  economy  is not  robust,  or fall in price or be  difficult  to sell  during  market downturns.  In addition,  the Fund's growth  investment  program will generally  involve greater risk and price  fluctuation than funds that invest in more  undervalued  securities.  Because the prices of growth  stocks  tend to be based  largely on future  expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible securities,  as well as the types of securities  described below.  Additional  information about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may also invest in  investment  grade fixed income or debt  securities.  If the quality of any  fixed  income  securities  held by the Fund  deteriorates  so that they are no longer  investment  grade,  the Fund will sell such securities in an orderly manner so that the Fund's holdings of such securities do not exceed 5% of its total assets.

         Foreign  Securities.  The Fund may invest up to 10% of the value of its total assets,  measured at the time of investment,  in equity and debt securities that are  denominated in foreign  currencies.  There is no limitation on the percentage of the Fund's assets that may be invested in securities of foreign  companies that are  denominated in U.S.  dollars.  In addition,  the Fund may enter into foreign currency  transactions,  including  forward foreign currency  contracts and options on foreign  currencies,  to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call  Options.  The Fund may try to reduce the risk of securities  price or exchange rate changes  (hedge) or generate income by writing  (selling)  covered call options against  securities held in its portfolio,  and may purchase call options in related closing transactions.

         Real Estate  Investment  Trusts  (REITS).  The Fund may invest in REITS.  REITS are pooled  investment  vehicles  which invest primarily  in real estate or real estate  loans.  Additional  information  about these  investments  and the special  risk factors that apply to them is included in this Fund and the Fund's SAI under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Fund  anticipates  unusual market or other  conditions,  it may temporarily  depart from its objective of capital growth and invest  substantially  in high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in medium capitalization companies.  The 80% investment requirement applies at the time the Fund invests its assets.

         Generally,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index at the time of investment are considered  mid-cap  companies for purposes of the Fund.  Some of the Fund's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by  diversifying  among many  companies  and industries.

         Under the Fund's value-oriented  investment approach,  the Sub-advisor looks for well-managed companies whose stock prices are undervalued  and that may rise in price when other  investors  realize their worth.  Fund managers may identify value stocks in several ways,  including  based on earnings,  book value or other  financial  measures.  Factors that the Sub-advisor may use to identify these companies include strong fundamentals,  such as a low price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.

         The Sub-advisor may also look for other  characteristics  in a company,  such as a strong position relative to competitors,  a high  level of stock  ownership  among  management,  or a recent  sharp  decline  in stock  price  that  appears  to be the result of a short-term market overreaction to negative news.

         The Sub-advisor  generally considers selling a stock when it reaches a target price, when it fails to perform as expected,  or when other opportunities appear more attractive.

         As a Fund that  invests  primarily  in the stocks of mid-cap  companies,  the Fund's risk and share price  fluctuation  can be expected to be more than that of many funds  investing  primarily in large-cap  companies,  but less than that of many funds  investing primarily in small-cap  companies.  Mid-cap  stocks may  fluctuate  more widely in price than the market as a whole,  may  underperform other  types of  stocks  when the  market  or the  economy  is not  robust,  or fall in price or be  difficult  to sell  during  market downturns.  While value investing  historically has involved less risk than investing in growth companies,  the stocks purchased by the
Fund may remain  undervalued  during a short or extended  period of time. This may happen because value stocks as a category lose favor with investors  compared to growth stocks,  or because the Sub-advisor  failed to anticipate  which stocks or industries  would benefit from changing market or economic conditions.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible securities,  as well as the types of securities  described below.  Additional  information about these investments and the special risk factors that apply to them is included in this Prospectus under "Certain Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may also invest in fixed income or debt  securities.  The Fund may invest up to 15% of its total assets,  measured at the time of investment,  in debt  securities  that are rated below  investment  grade or comparable  unrated securities.  There is no minimum rating on the fixed income securities in which the Fund may invest.

         Foreign  Securities.  The Fund may invest up to 10% of the value of its total assets,  measured at the time of investment,  in equity and debt securities that are  denominated in foreign  currencies.  There is no limitation on the percentage of the Fund's assets that may be invested in securities of foreign  companies that are  denominated in U.S.  dollars.  In addition,  the Fund may enter into foreign currency  transactions,  including  forward foreign currency  contracts and options on foreign  currencies,  to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options.  The Fund may try to reduce the risk of securities  price changes  (hedge) or generate income by writing
(selling)  covered  call  options  against  securities  held in its  portfolio,  and may  purchase  call  options  in  related  closing transactions.  The value of securities against which options will be written will not exceed 10% of the Fund's net assets.

         Real Estate  Investment  Trusts  (REITS).  The Fund may invest in REITS.  REITS are pooled  investment  vehicles  which invest primarily  in real estate or real estate  loans.  Additional  information  about these  investments  and the special  risk factors that apply to them is included in this Fund and the Fund's SAI under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the Fund  anticipates  unusual market or other  conditions,  it may temporarily  depart from its objective of capital growth and invest  substantially  in high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF ALGER ALL-CAP GROWTH FUND:

Investment Objective: The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund invests primarily in equity securities,  such as common or preferred stocks,  that are listed on U.S. exchanges or in the  over-the-counter  market.  The Fund may invest in the equity securities of companies of all sizes, and may emphasize either larger or smaller companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.

         The Fund invests primarily in growth stocks.  The Sub-advisor believes that these stocks are those of two types of companies:

         High Unit Volume Growth  Companies.  These are vital,  creative  companies that offer goods or services to a rapidly expanding marketplace.  They include both  established  and emerging  firms  offering new or improved  products,  or firms simply  fulfilling  an increased demand for an existing product line.

         Positive  Life  Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is  expected  to  produce advantageous results.  These changes may be as varied as new management,  products or technologies,  restructurings or reorganizations, or mergers and acquisitions.

         As with any fund investing  primarily in equity  securities,  the value of the securities held by the Fund may decline.  These declines can be substantial.  In addition,  the growth stocks in which the Fund invests  primarily tend to fluctuate in price more than other types of stocks.  Prices of growth stocks tend to be higher in relation to their companies'  earnings,  and may be more sensitive to market,  political  and  economic  developments  than other  stocks.  The Fund's  level of risk will vary based upon the size of the companies it invests in at a given time.  To the extent that the Fund  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund investing primarily in more conservative large-cap stocks.

Other Investments:

         In addition to investing in common and preferred  stocks,  the Fund may invest in securities  convertible into or exchangeable for  equity  securities,  including  warrants  and  rights.  The Fund may invest up to 20% of its total  assets in foreign  securities.
(American Depositary Receipts or other U.S. dollar denominated securities of foreign issuers are not subject to the 20% limitation.)

         The Fund may  purchase  put and call  options and write  (sell) put and covered  call  options on  securities  and  securities indices to increase gain or to hedge against the risk of unfavorable  price  movements.  However,  the  Sub-advisor  does not currently intend to rely on these option  strategies  extensively,  if at all. The Fund may purchase and sell stock index  futures  contracts and options on stock index futures contracts.  The Fund may sell securities "short against the box."

         An additional  discussion of these types of  investments  and their risks is included in this  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  The Fund may  invest up to 100% of its assets in cash,  commercial  paper,  high-grade  bonds or cash equivalents for temporary  defensive reasons if the Sub-advisor  believes that adverse market or other conditions  warrant.  This is to attempt to protect  the Fund from a temporary  unacceptable  risk of loss.  However,  while the Fund is in a  defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

ASAF GABELLI ALL-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Strategies and Risks:

         The Fund will  primarily  invest in readily  marketable  equity  securities  including  common  stocks,  preferred  stocks and securities  that may be converted at a later time into common stock.  The Fund may invest in the  securities of companies of all sizes, and may emphasize  either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment of particular  companies and market conditions.

         In making  stock  selections,  the Fund strives to earn a 10% real rate of return.  The Fund focuses on companies  that appear underpriced  relative to their private market value ("PMV").  PMV is the value that the Fund's Sub-advisor  believes informed investors would be willing to pay for a company.  The Sub-advisor  considers  factors such as price,  earnings  expectations,  earnings and price histories,  balance sheet  characteristics  and perceived  management  skills.  The Sub-advisor also considers  changes in economic and political  outlooks as well as individual  corporate  developments.  The  Sub-advisor  will sell any Fund  investments  that lose their perceived value relative to other investments.

         Investments  will be made based on the  Sub-advisor's  perception of their  potential for capital  growth.  Current income may also be considered.  However, many of the common stocks the Fund will buy will not pay dividends.

         As a fund that invests  primarily in equity  securities,  the principal risk to which the Fund is subject is that the value of the securities held by the Fund will decline.  The value of equity  securities  will fluctuate due to many factors,  including the past and  predicted  earnings of the issuer,  the quality of the issuer's  management,  general  market  conditions,  the  forecasts for the issuer's  industry and the value of the issuer's  assets.  While value investing  historically has involved less risk that investing in growth  companies,  the Fund is subject to the risks that the PMVs of the stocks  purchased  by the Fund may never be  realized  by the market, or that the Sub-advisor may be incorrect in its assessment of the PMVs.

         In  addition,  the Fund's level of risk will vary based upon the size of the  companies it invests in at a given time.  To the extent the Fund  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund  investing  primarily in more conservative  "large-cap"  stocks.  The Fund may be subject to additional  risks as a result of its investments in foreign  securities, including  unfavorable foreign government actions,  political  instability,  the absence of accurate information about foreign issuers, and exposure to foreign currencies that may decline in value relative to the U.S. dollar.

Other Investments:

         The Fund may invest up to 25% of its total  assets in  securities  of non-U.S.  issuers.  While the Fund does not intend to do so to a  significant  degree,  the Fund may enter into futures  contracts and related  options,  and may purchase and sell call and put options on securities  and securities  indices.  The Fund also may invest in warrants to purchase  securities,  and may engage in short sales "against the box".

         Temporary  Investments.  When adverse market or economic  conditions  occur, the Fund may temporarily  invest all or a portion of its assets in defensive  investments.  Such investments  include high grade debt securities,  obligations of the U.S. Government and its  agencies  and  instrumentalities  or  short-term  money  market  instruments.  While  the  Fund is in a  defensive  position,  the opportunity to achieve its investment objective will be limited.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing primarily in the equity securities of companies engaged in technology-related industries.

Principal Investment Policies and Risks:

         The Fund normally will have a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value of its assets in securities issued by technology-related  companies.  The 80% investment  requirement applies at the time the Fund invests its assets.  These  industries  include,  but are not limited to, applied  technology,  biotechnology,  communications,  computers,  video, electronics,  Internet, IT services and consulting,  oceanography,  office and factory automation,  networking,  robotics, and video. A portion of the Fund's assets may be invested  outside of this sector.  To determine  whether a potential  investment is doing  business in the technology sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the technology sector;
o        At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o        Based on other available information, the Sub-advisor determines that its primary business is within the technology sector

         The Sub-advisor uses a bottom-up  approach to create the Fund's  investment  portfolio,  focusing on company  fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes strongly managed companies that the Sub-advisor believes will generate  above-average  growth rates for the next three to five years.  The  Sub-advisor  prefers  markets and  industries  where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

         A core portion of the Fund's portfolio is invested in market-leading  technology  companies that the Sub-advisor believes will maintain or improve their market share  regardless of overall  economic  conditions.  These  companies are usually  large,  established firms that are  leaders in their field and have a strategic  advantage  over many of their  competitors.  The  remainder  of the Fund's portfolio  consists of  faster-growing,  more volatile  technology  companies that the Sub-advisor  believes to be emerging  leaders in their fields.

         As with any fund  investing  primarily in equity  securities,  the Fund is subject to the risk that the equity  securities  in which it invests  will decline in value.  Although the Fund's  investments  are  diversified  across the  technology  sector,  they are limited to a comparatively  narrow segment of the economy.  Therefore,  the Fund is not as diversified as most other mutual funds,  and far less  diversified  than the broad  securities  market.  This means that the Fund's share price may fluctuate  more rapidly and to a greater  degree than other funds.  In addition,  many of the products  and services  offered by the  technology  companies in which the
Fund invests are subject to rapid  obsolescence,  which may reduce the value of the  securities of those  companies.  To the extent the
Fund invests in smaller, faster-growing technology companies, the Fund's level of risk and share price fluctuation may increase.

Other Investments:

         In addition to  investing in equity  securities,  the Fund may also invest in debt  securities.  The Fund may invest up to 25%
of its assets in securities of non-U.S.  issuers.  Securities of Canadian issuers and American  Depositary  Receipts are not subject to this 25%  limitation.  The Fund may  invest in futures  contracts,  options on  specific  securities,  stock  indices  and stock  index futures,  forward foreign currency exchange  contracts,  and other types of derivative  instruments  (including swaps, caps, floors and collars).

         Temporary  Investments.  When securities  markets or economic  conditions are unfavorable or unsettled,  the Sub-advisor might try to protect the assets of the Fund by  investing in high  quality  money market  instruments,  such as  short-term  U.S.  government obligations,  commercial  paper  or  repurchase  agreements.  The  Fund  has the  right to  invest  up to 100% of its  assets  in these securities,  although it is unlikely to do so. While the fund is in a defensive  position,  the  opportunity  to achieve its investment objective will be limited.

ASAF INVESCO HEALTH SCIENCES FUND:

Investment Objective:  The investment objective of the Fund is to seek growth.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in  securities  of companies  that  develop,  produce or distribute  products or services  related to health care.  The 80%  investment requirement  applies at the time the Fund invests its assets.  These companies  include,  but are not limited to, medical  equipment or supplies,  pharmaceuticals,  health care facilities, and applied research and development of new products or services. A portion of the
Fund's assets is not required to be invested in the sector.  To determine  whether a potential  investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other  available  information,  the Sub-advisor  determines  that its primary  business is within the health sciences sector.

         The Fund is  aggressively  managed.  It primarily  invests in equity  securities  that the  Sub-advisor  believes will rise in price  faster  than  other  securities,  as well as  options  and other  investments  whose  values are based upon the values of equity securities.

         The  Sub-advisor  uses a "bottom  up"  investment  approach  to create the Fund's  investment  portfolio,  focusing on company fundamentals and growth  prospects when selecting  securities.  In general,  the Fund emphasizes  strongly  managed  companies that the
Sub-advisor  believes will generate  above-average  growth rates for the next three to five years. The Sub-advisor  prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

         The  Sub-advisor  attempts  to  blend  well-established  health  care  firms  with  faster-growing,   more  dynamic  entities.
Well-established  health care companies typically provide liquidity and earnings visibility for the investment  portfolio and represent core holdings in the Fund. The remainder of the portfolio  consists of faster-growing,  more dynamic health care companies,  which have new  products or are  increasing  their market share of existing  products.  Many  faster-growing  health care  companies  have limited operating histories and their potential  profitability may be dependent on regulatory  approval of their products,  which increases the volatility of these companies' securities prices.

         Many of these  activities are funded or subsidized by  governments;  withdrawal or curtailment of this support could lower the profitability  and market prices of such companies.  Changes in government  regulation  could also have an adverse  impact.  Continuing technological advances may mean rapid obsolescence of products and services.

         The Fund's  investments are diversified across the health sciences sector.  However,  because those investments are limited to a comparatively  narrow segment of the economy,  the Fund's investments are not as diversified as investments of most mutual funds, and far less  diversified than the broad  securities  markets.  This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio  investments  tend to go up and down more rapidly.  As a result,  the value of a Fund share may rise or fall rapidly.

         The  Fund  is  subject  to  other  principal  risks  such as  potential  conflicts,  market,  foreign  securities,  liquidity, counterparty and lack of timely information risks.

Other Investments:

         The Fund may also  invest  in  American  Depositary  Receipts  (ADRs)  and  repurchase  agreements.  The Fund may use  futures contracts and related options,  options on securities,  securities indices and currencies to attempt to hedge against the overall level of risk normally  associated with the Fund's  investments.  The Fund may invest up to 25% of their  respective  assets in securities of
non-U.S.  issuers.  Securities of Canadian issuers and ADRs are not subject to this 25% limitation.  For additional  information  about these  investments  and risks,  see this  Prospectus  under "Certain Risk Factors and  Investment  Methods" and the Company's SAI under
"Investment Programs of the Funds."

         Temporary  Investments.  When securities  markets or economic  conditions are unfavorable or unsettled,  the Sub-advisor might try to  protect  the  assets  of the Fund by  investing  in  securities  that are  highly  liquid  such as high  quality  money  market instruments,  like short-term U.S.  government  obligations,  commercial  paper or repurchase  agreements,  even though that is not the normal  investment  strategy of the Fund. The Sub-advisor has the right to invest up to 100% of the Fund's assets in these  securities, although the  Sub-advisor  is unlikely to do so. Even though the securities  purchased for defensive  purposes often are considered the equivalent  of cash,  they have  their  own  risks.  Investments  that are  highly  liquid or  comparatively  safe tend to offer  lower returns.  Therefore,  the Fund's performance could be comparatively lower if it concentrates in defensive  holdings.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

ASAF PROFUND MANAGED OTC FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Rydex  Managed OTC Fund) is to provide  investment results that correlate to the  performance of a benchmark for securities  that are traded in the  over-the-counter  market.  The Fund's current benchmark is a multiple of the NASDAQ 100 Index.

Principal Investment Policies and Risks:

         The Fund will pursue its objective by investing  primarily in  securities  of companies  included in the NASDAQ 100 Index (the
"NASDAQ 100") (or equity  securities that, in the  Sub-advisor's  opinion should simulate the movement of the NASDAQ 100) and leveraged
instruments,   such  as  futures   contracts,   options  and  swaps  relating  to  the  NASDAQ  100.  The  NASDAQ  100  is  a  modified capitalization-weighted  index composed of the equity securities of 100 of the largest  non-financial  companies listed on the National
Association  of  Securities  Dealers  Automated  Quotations  System.  The  Sub-advisor  will  attempt  to  consistently  use  leveraged instruments  to  increase  the Fund's  exposure  to 125% of the NASDAQ 100. If the  Sub-advisor  achieves  this goal,  the value of the
Fund's  shares will tend to increase on a daily basis by 125% of the value of any  increase in the NASDAQ 100 and when the value of the
NASDAQ 100  declines,  the value of the Fund's  shares will tend to  decrease on a daily basis by 125% of the value of any  decrease in the Index (e.g., if the NASDAQ 100 goes down by 5%, the value of the Fund's shares should go down by approximately 6.25% on that day).

         The Sub-advisor uses  quantitative  analysis  techniques to structure the Fund to obtain the highest  correlation to the daily movement of the NASDAQ 100, while remaining  fully invested in all market  environments.  The  Sub-advisor  will monitor the Fund on an ongoing basis, and make adjustments as necessary to minimize tracking error.

         As a fund that may invest a  substantial  portion of its assets in stocks,  the Fund is subject to the risks  associated  with stock  investments,  and the Fund's share price  therefore may fluctuate  substantially.  Because the Fund seeks to provide  investment results that magnify fluctuations in the NASDAQ 100, and will use leveraged  instruments to help achieve this objective,  the Fund will be subject to greater risk and share price  fluctuation  than a Fund that attempts to match the  performance of the Index. In addition, while it is  anticipated  that the Fund will invest mainly in the securities of large  companies,  the Fund may be subject to a greater level of risk than the average  large-cap  fund based upon the  relatively  volatile  nature of the  securities  in which the Fund will invest.  While it is not expected  that the changes in net asset value of the Fund will deviate  substantially  from the Fund's goal of achieving  results  corresponding  to 125% of the daily return of the NASDAQ 100,  factors such as Fund  expenses,  timing in receiving shareholder  activity,  imperfect  correlation  between the Fund's  investments and those of the NASDAQ 100,  rounding of share prices, changes to the benchmark,  regulatory policies,  and leverage,  may affect the Fund's ability to achieve this objective.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

         Non-Diversified  Status.  The Fund is classified as a  "non-diversified"  investment company under the 1940 Act. This means it may invest in the  securities of a relatively  small number of issuers.  If the assets of the Fund are invested in a limited  number of issuers,  a single security's  increase or decrease in value may have a greater impact on the Fund's share price and total return,  and the Fund may be more  susceptible to a single adverse  economic or regulatory  occurrence.  Because of this, the Fund's share price can be expected to fluctuate more than a comparable diversified fund.

Other Investments:

         As noted above,  the Fund may enter into futures and options  transactions.  Specifically,  the Fund may purchase call options and write (sell) put options on  securities  and  securities  indices,  and may enter into stock index  futures  contracts  and related options.  The Fund may use futures  contracts  and related  options for bona fide  hedging  purposes to offset  changes in the value of securities held or expected to be acquired.  They may also be used to gain or increase  exposure to a particular  market or instrument, to create a synthetic  money  market  position,  and for certain  other  tax-related  purposes.  The Fund will only enter into  futures contracts traded on a national  futures  exchange or board of trade. The Fund may invest in financial  instruments such as equity caps, collars, floors, swaps and depository receipts.  The Fund may also purchase U.S. Government securities.

         For further  information on these  securities and investment  practices and their risks,  see this  Prospectus  under "Certain
Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek long-term growth of capital by investing  predominantly in the equity  securities of a limited number of large,  carefully  selected,  high-quality  U.S.  companies that are judged likely to achieve superior earnings growth.

Principal Investment Policies and Risks:

         The Fund normally  invests at least 80% of its total assets in the equity  securities of U.S.  companies.  A U.S. company is a company that is organized  under United States law, has its principal  office in the United  States and issues equity  securities  that are traded  principally in the United States.  For purposes of the Fund, a non-U.S.  company is a company that (i) is organized outside the United States,  (ii) has its principal  place of business  outside the United States,  and (iii) issues  securities that are traded principally  in foreign  countries.  Companies  that do not fall  within this  definition  are deemed to be U.S.  companies.  Normally, about 40-60  companies  will be  represented  in the Fund,  with the 25  companies  most highly  regarded  by the  Sub-advisor  usually constituting  approximately  70% of the Fund's net assets.  The Fund is thus  atypical  from many equity mutual funds in its focus on a relatively small number of intensively researched companies.

         The  Sub-advisor's  investment  strategy for the Fund emphasizes  stock  selection.  The  Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal  research staff,  which generally  follows a primary research  universe of more than
500 companies  that have strong  management,  superior  industry  positions,  excellent  balance  sheets and superior  earnings  growth prospects.  An emphasis is placed on identifying  companies whose substantially above average prospective  earnings growth is not fully reflected in current market valuations.

         In  managing  the Fund,  the  Sub-advisor  seeks to  utilize  market  volatility  judiciously  (assuming  no change in company fundamentals),  striving to capitalize on apparently  unwarranted  price  fluctuations,  both by purchasing or increasing  positions on weakness and selling or reducing  overpriced  holdings.  The Fund normally  remains nearly fully invested and does not take significant cash  positions for market timing  purposes.  During market  declines,  while adding to positions in favored  stocks,  the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio.

         Conversely,  in rising  markets,  while  reducing or  eliminating  fully  valued  positions,  the Fund becomes  somewhat  more conservative,  gradually  increasing the number of companies  represented in its portfolio.  The  Sub-advisor  therefore  seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

         The Sub-advisor  expects the average market  capitalization of companies  represented in the Fund normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500(R)Index.

         Because the Fund invests  primarily in stocks,  the Fund is subject to the risks  associated with stock  investments,  and the
Fund's share price  therefore  may  fluctuate  substantially.  The Fund's share price will be affected by changes in the stock  markets generally,  and  factors  specific  to a company or an  industry  will  affect the prices of  particular  stocks  held by the Fund (for example, poor earnings,  loss of major customers,  availability of basic resources or supplies,  major litigation against a company, or changes in governmental  regulation  affecting an industry).  The Fund's focus on large,  more-established  companies may mean that its level of risk is lower  than a fund  investing  primarily  in  smaller  companies.  Because  the Fund  invests  in a smaller  number of securities than many other funds,  changes in the value of a single  security may have a more  significant  effect,  either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

         -- invest up to 20% of its net assets in convertible securities;
         -- invest up to 5% of its net assets in rights or warrants;
         -- invest up to 15% of its total assets in foreign securities;
         -- purchase and sell exchange-traded index options and stock index futures contracts; and
         -- write covered  exchange-traded  call options on its securities up to 15% of its total assets, and purchase  exchange-traded call and put options on common stocks up to, for all options, 10% of its total assets.

         American  Depository  Receipts (ADRs) are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Fund.

         For  additional  information  on the types of  investments  other than common  stocks in which the Fund may  invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Although it does not expect to do so ordinarily,  when business or financial  conditions  warrant the
Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.
Government  securities)  or hold its  assets in cash.  While the Fund is in a  defensive  position,  the  opportunity  to  achieve  its investment objective will be limited.

ASAF MARSICO CAPITAL GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth.  This is a fundamental  objective of the Fund.
Income is not an investment  objective and any income realized on the Fund's investments,  therefore,  will be incidental to the Fund's objective.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of larger, more established companies.

         In selecting  investments  for the Fund,  the  Sub-advisor  uses an approach that combines "top down"  economic  analysis with
"bottom  up" stock  selection.  The "top down"  approach  takes into  consideration  such  macro-economic  factors as  interest  rates, inflation,  the regulatory  environment,  and the global competitive  landscape.  In addition, the Sub-advisor examines such factors as the most attractive global investment  opportunities,  industry  consolidation,  and the sustainability of economic trends. As a result of this "top down"  analysis,  the  Sub-advisor  identifies  sectors,  industries and companies that should benefit from the trends the
Sub-advisor has observed.

         The Sub-advisor  then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. In determining  whether a particular  company is appropriate for investment by the Fund, the Sub-advisor  focuses on a number of different  attributes,  including the company's specific market expertise or dominance,  its franchise durability and pricing power, solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity,  and the ability to generate free cash flow),  strong management, and reasonable valuations in the context of projected growth rates.  This is called "bottom up" stock selection.

         The primary risk  associated  with  investment in the Fund will be the risk that the equity  securities  held by the Fund will decline in value.  The risk of the Fund is expected to be  commensurate  with that of other funds using a growth  strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general  policy of the Fund to purchase and hold  securities for capital  growth,  changes in the Fund will be made as the  Sub-advisor  deems  advisable.  For example,  portfolio  changes may result from  liquidity  needs,  securities  having reached a desired price, or by reason of developments not foreseen at the time of the investment was made.

         Special  Situations.  The Fund may invest in "special  situations"  from time to time. A "special  situation"  arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  company will be  recognized  and increase in value due to a specific development,  such as a  technological  breakthrough,  management  change  or new  product  at that  company.  Investment  in  "special situations"  carries an additional  risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         The Fund may also invest to a lesser degree in preferred stocks,  convertible  securities,  warrants, and debt securities when the Fund perceives an opportunity  for capital growth from such  securities.  The Fund may invest up to 10% of its total assets in debt securities, which may include corporate bonds and debentures and government securities.

         The Fund may also purchase  securities  of foreign  issuers,  including  foreign  equity and debt  securities  and  depositary receipts.  Foreign  securities  are  selected  primarily on a  stock-by-stock  basis  without  regard to any defined  allocation  among countries  or  geographic  regions.  The Fund may also use a  variety  of  currency  hedging  techniques,  including  forward  currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities.  The Fund may invest without limit in  index/structured  securities,  which are debt  securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity  securities,  indices,  commodity  prices or other  financial  indicators.  Such securities may be positively or negatively  indexed (i.e.,  their value may increase or decrease if the  reference  index or  instrument  appreciates).  Index/structured  securities  may have  return  characteristics  similar to direct investments in the underlying  instruments,  but may be more volatile than the underlying  instruments.  The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer of the index/structured security.

         Futures,  Options and Other Derivative  Instruments.  The Fund may purchase and write (sell) options on securities,  financial indices,  and foreign  currencies,  and may invest in futures  contracts on  securities,  financial  indices,  and foreign  currencies, options on futures  contracts,  forward  contracts and swaps and  swap-related  products.  These  instruments will be used primarily to hedge the Fund's positions against potential  adverse  movements in securities  prices,  foreign currency markets or interest rates. To a limited  extent,  the Fund may also use  derivative  instruments  for  non-hedging  purposes such as increasing  the Fund's income or otherwise enhancing return.

         For an additional  discussion of many of these types of securities and their risks,  see this  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  Although the  Sub-advisor  expects to invest  primarily in equity  securities,  the  Sub-advisor  may increase the Fund's cash position  without  limitation when the Sub-advisor  believes that  appropriate  investment  opportunities  for capital growth with desirable  risk/reward  characteristics are unavailable.  Cash and similar investments  (whether made for defensive purposes  or to receive a return on idle cash) will  include  high-grade  commercial  paper,  certificates  of deposit  and  repurchase agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of capital growth will be limited.

ASAF GOLDMAN SACHS CONCENTRATED GROWTH FUND:

Investment  Objective:  The  investment  objective  of the Fund  (formerly  the ASAF Janus  Capital  Growth  Fund) is to seek growth of capital.

Principal Investment Policies and Risks:

         The Fund will pursue its objective by investing  primarily in equity  securities.  Equity  securities  include  common stocks, preferred  securities,  warrants and securities  convertible into or exchangeable for common or preferred  stocks.  Investments will be in companies  that the  Sub-advisor  believes have potential to achieve  capital  appreciation  over the  long-term.  The Fund seeks to achieve its investment  objective by investing,  under normal  circumstances,  in approximately  30-45 companies that are considered by the Sub-advisor to be positioned for long-term growth.

         Because the Fund invests a substantial  portion (or all) of its assets in equity securities,  the Fund is subject to the risks associated  with  investments in equity  securities,  and the Fund's share price  therefore may fluctuate  substantially.  This is true despite the Fund's focus on the equity  securities  of larger  more-established  companies.  The Fund's share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular  stocks held by the Fund (for example,  poor earnings,  loss of major customers,  major litigation  against an issuer, or changes in government regulations  affecting an industry).  Because of the types of securities in which the Fund invests,  the Fund is designed for those who are investing for the long term.

         The Fund  generally  intends  to  purchase  securities  for  long-term  investment  rather  than  short-term  gains.  However, short-term  transactions may occur as the result of liquidity needs,  securities  having reached a desired price or yield,  anticipated changes in interest  rates or the credit  standing of an issuer,  or by reason of economic or other  developments  not  foreseen at the time the investment was made.

         Special  Situations.  The Fund may invest in "special  situations"  from time to time. A "special  situation"  arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  company will be recognized and appreciate in value due to a specific development,  such as a  technological  breakthrough,  management  change  or new  product  at that  company.  Investment  in  "special situations"  carries an additional  risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         Although the Sub-advisor  expects to invest primarily in equity  securities,  the Fund may also invest to a lesser degree debt securities  when the Fund  perceives an  opportunity  for capital  growth from such  securities.  The Fund is subject to the  following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its  assets in zero  coupon,  pay-in-kind  and step  coupon  securities  (securities  that do not,  or may not under certain circumstances, make regular interest payments).

         The Fund may make short sales  "against the box." In addition,  the Fund may invest in the following  types of securities  and engage in the following investment techniques:

         Foreign  Securities.  The Fund may also purchase  securities of foreign issuers,  including foreign equity and debt securities and  depositary  receipts.  Foreign  securities  are  selected  primarily  on a  stock-by-stock  basis  without  regard to any  defined allocation  among  countries  or  geographic  regions.  No more than 25% of the Fund's  assets may be  invested  in foreign  securities denominated in foreign currencies and not publicly traded in the United States.

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into  futures  contracts  on  securities,  financial indices and foreign  currencies and options on such contracts and may invest in options on  securities,  financial  indices and foreign currencies,  forward contracts and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Fund intends to use most  derivative  instruments  primarily to hedge the value of its  portfolio  against  potential  adverse  movements in securities prices,  foreign currency markets or interest rates. To a limited extent,  the Fund may also use derivative  instruments for non-hedging  purposes such as seeking to increase  income.  The Fund may also use a variety of currency hedging  techniques,  including forward foreign  currency  exchange  contracts,  to manage exchange rate risk with respect to investments  exposed to foreign  currency fluctuations.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Sub-advisor may increase the Fund's cash position  without  limitation when the Sub-advisor is of the opinion that appropriate  investment  opportunities for capital growth with desirable risk/reward  characteristics are unavailable.
Cash and  similar  investments  (whether  made for  defensive  purposes  or to receive a return on idle cash) will  include  high-grade commercial  paper,  certificates of deposit,  repurchase  agreements and money market funds managed by the Sub-advisor.  While the Fund is in a defensive position, the opportunity for the Fund to achieve its investment objectives of capital growth will be limited.

ASAF DEAM LARGE-CAP GROWTH FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  maximum  growth  of  investors'  capital  from a  portfolio primarily of growth stocks of larger companies.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in  securities  issued by large  capitalization  companies.  The 80%  investment  requirement  applies at the time the Fund invests its assets.

         The Fund pursues its investment  objective by normally investing  primarily in the equity securities of large-sized  companies included in the Russell 1000(R)Growth Index.  Equity  securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights. The Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market risk of those  stocks  included in the Russell  1000(R)Growth  Index,  but which outperforms the Russell 1000(R)Growth Index through active stock  selection.  The Russell 1000(R)Growth Index is a market  capitalization index that measures the  performance of large,  established  companies with above average  growth  prospects.  As of December 31, 2002, the average market  capitalization  of the companies in the Russell 1000(R)Growth Index was  approximately  $10.8 billion and the median market  capitalization  was  approximately  $2.9 billion.  The size of the companies in the Russell 1000(R)Growth Index will change with market  conditions.  The  targeted  tracking  error of this  Fund is 4% with a normal  deviation  of +/- 1%.  It is  possible  that the deviation  may be higher.  For purposes of this Fund,  the strategy of  attempting  to correlate a stock  portfolio's  market risk with that of a particular  index,  in this case the Russell 1000(R)Growth Index,  while  improving  upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

         The Sub-advisor  considers a number of factors in determining  whether to invest in a growth stock,  including earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth versus cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments,  long-term  capital  appreciation  will take precedence  over short  range  market  fluctuations.  However,  the Fund may  occasionally  make  investments  for  short-term  capital appreciation.  Current income will not be a significant factor in selecting investments.

         Like all common stocks,  the market values of the common stocks held by the Fund can fluctuate  significantly,  reflecting the business  performance of the issuing company,  investor perception or general economic or financial market movements.  The Fund's focus on the  stocks of large,  more  established  companies  may mean that its level of risk is lower  than a fund  investing  primarily  in smaller  companies.  A fund focusing on growth  stocks will  generally  involve  greater risk and share price  fluctuation  than a fund investing  primarily in value stocks.  While the Fund attempts to  outperform  the Russell 1000(R)Growth Index,  it is not expected that any outperformance will be substantial.  The Fund also may underperform the Russell 1000(R)Growth Index over short or extended periods.

Other Investments:

         In  addition  to  investing  in common  stocks,  the Fund may also  invest to a limited  degree in  preferred  stocks and debt securities when they are believed by the  Sub-advisor to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in  securities  of foreign  issuers in the form of  depositary  receipts or that are denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security  consistent  with its investment objective and policies.  The prices of foreign securities may be more volatile than those of domestic securities.

         Options,  Financial Futures and Other Derivatives.  The Fund may deal in options on securities and securities  indices,  which options may be listed for trading on a national securities  exchange or traded  over-the-counter.  Options  transactions may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market  risks,  but are not intended for  speculation.
The Fund may engage in financial  futures  transactions  on  commodities  exchanges  or boards of trade in an attempt to hedge  against market risks.

         In addition to options and financial  futures,  the Fund may invest in a broad array of other  "derivative"  instruments in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment  position  indirectly.  The types of derivatives and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information  about the other  investments  that the Fund may make and their risks is included below under "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive position is deemed advisable because of prevailing market  conditions,  the Fund may invest  without  limit in high grade debt  securities,  commercial  paper,  U.S.  Government  securities  or cash or cash  equivalents, including  repurchase  agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of maximum capital growth will be limited.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek  attractive  long-term  capital  appreciation  on an after-tax basis.

Principal Investment Policies and Risks:

         The Fund will invest primarily in  large-capitalization  stocks selected mainly from the 1,000 largest U.S.  companies.  Stock selection is based on a combination of  fundamental,  bottom-up  analysis and top-down  quantitative  strategies  that seek to identify companies  with superior  long-term  appreciation  prospects.  Generally the  Sub-advisor  uses a growth  approach to stock  selection, looking for companies with one or more of the following  characteristics:  a demonstrated ability to increase revenues,  earnings,  and cash flow consistently;  capable management;  attractive business niches; and a sustainable competitive advantage.  Valuation measures, such as a company's  price/earnings  ratio  relative to the market and its own growth  rate,  and its  dividend  yield  relative to the market, are also considered.

         Generally,   the  Fund  will  limit   exposure  to   high-yielding   stocks.   However,   the  payment  of  dividends  -  even
higher-than-average dividends - does not disqualify a stock from consideration for the Fund's portfolio.

         The Fund seeks long-term  appreciation  while minimizing taxable  distributions of capital gains and dividends.  This approach should reduce the negative  effects of federal taxation and should increase  after-tax  returns compared with similar funds that do not make tax efficiency a primary focus. To accomplish the Fund's goal of minimizing  taxable  distributions,  the Sub-advisor  will strive to avoid realizing capital gains by limiting sales of existing  holdings.  However,  gains may be realized when it is believed that the risk of holding a security  outweighs  tax  considerations.  When gains are taken,  the  Sub-advisor  will  attempt to offset them with losses from other  securities.  This may be accomplished by selling certain  securities at a loss and investing the proceeds in similar securities.

         When shares that have  appreciated  are sold,  the  Sub-advisor  will attempt to limit  realized  capital gains by selling the highest-cost  securities  in a position  first (that is, the shares on which the Fund has the  smallest  gain).  The  Sub-advisor  will strive to keep  income  from  taxable  dividends  low.  There is no  guarantee  the  Sub-advisor's  attempts  to  manage  the Fund in a tax-efficient manner will be successful, or that the Fund will achieve its objectives.

         Growth  stocks can be volatile for several  reasons.  Since  growth  companies  usually  reinvest a high  proportion  of their earnings in their own businesses,  they may lack the dividends  often  associated with value stocks that could cushion their decline in
a  falling  market.  Also,  since  investors  buy  growth  stocks  because  of  their  expected  superior  earnings  growth,   earnings
disappointments  often  result in sharp  price  declines.  Investors  should be aware that the stock  market as a whole can decline for many  reasons.  During  periods of adverse  political,  economic and market  conditions  in the U. S. or abroad,  stock prices may fall despite  favorable  earnings  trends.  To the extent  that the Fund  invests in  technology  stocks,  one should be aware that they are particularly volatile and subject to greater price swings, up and down, than the broad market.

Other Investments:

         While most assets will be invested in U.S.  common  stocks,  other  securities  may also be purchased,  including  convertible securities,  warrants,  foreign stocks,  futures,  and options in keeping with Fund objectives.  In pursuing the Fund's objective,  the
Sub-advisor  has the  discretion  to purchase  some  securities  that do not meet its normal  investment  criteria when it perceives an unusual  opportunity for gain. These special  situations  might arise when the Sub-advisor  believes a security could increase in value for a variety of reasons,  including a change in management,  an extraordinary  corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Fund may invest up to 25% of its total  assets  (excluding  short-term  high  quality  foreign and  domestic  money market instruments)  in foreign  securities,  including  nondollar-denominated  securities  traded outside of the U.S. and  dollar-denominated securities of foreign  issuers traded in the U.S. (such as ADRs).  The Fund may also enter into foreign  exchange  contracts.  The Fund may enter into futures and options  contracts  for a number of reasons,  including:  to manage Fund  exposure to changes in  securities prices and foreign  currencies;  as an  efficient  means of adjusting  Fund overall  exposure to certain  markets;  to hedge  against a potentially  unfavorable  change in interest rates; in an effort to enhance income; as a cash management tool; and to protect the value of portfolio  securities.  Call and put options may be purchased or sold on  securities,  financial  indices,  and foreign  currencies.
The Fund may invest up to 10% of its total assets in hybrid  instruments,  which combine the  characteristics  of futures,  options and securities.

         For additional  information  about these investments and risks, see this Prospectus under "Certain Risk Factors and Investment
Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for  temporary  defensive purposes.  The Fund's reserves may be invested in short-term,  tax-exempt money market securities  (including money market mutual funds managed by the Sub-advisor or affiliates), as well as short-term,  investment-grade securities,  including tax-exempt commercial paper, municipal  notes,  and short-term  maturity bonds.  Some of these  securities may have  adjustable,  variable,  or floating rates.  The effect of taking such a position is that the Fund may not achieve its investment objective.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND:

Investment  Objective:  The investment objective of the Fund is to seek capital growth by investing  approximately 50% of its assets in growth stocks of large companies and approximately 50% of its assets in value stocks of large companies.

Principal Investment Policies and Risks:

         The Fund will invest  primarily in common  stocks of large U.S.  companies  included in the Russell  1000(R)Index (the "Russell
1000(R)").  The  Russell  1000(R)is a market  capitalization-weighted  index that  measures  the  performance  of the 1,000  largest  U.S.
companies.  As of September 30, 2002, the average market  capitalization  of the companies in the Russell 1000(R)Index was approximately
$8.6 billion.  The size of the companies in the Russell 1000(R)will change with market conditions.

         Normally,  about 60-85  companies  will be  represented  in the Fund,  with 25-35  companies  primarily from the Russell 1000(R)
Growth Index (the "Growth Index")  constituting  approximately  50% of the Fund's net assets,  and 35-50  companies  primarily from the
Russell  1000(R)Value  Index (the "Value  Index")  constituting  the  remainder  of the Fund's net  assets.  Daily cash flows (that is, purchases  and  reinvested  distributions)  and  outflows  (that is,  redemptions  and expense  items) will be divided  between the two portfolio  segments for purposes of maintaining  the targeted  allocation  between  growth and value stocks (the "Target  Allocation").
Normally,  while it is not expected  that the  allocation  of assets  between  portfolio  segments  will deviate more than 10% from the
Target  Allocation,  it is possible  that this  deviation  may be higher.  Factors  such as market  fluctuation,  economic  conditions, corporate  transactions and declaration of dividends may result in deviations from the Target  Allocation.  In the event the allocation of assets to the portfolio  segments differs by more than 10% from the Target  Allocation  (e.g., 60% of the Fund's net assets invested in growth stocks and 40% of the Fund's net assets invested in value stocks),  the Sub-Advisers will rebalance each portfolio  segment's assets in order to maintain the Target  Allocation.  As a  consequence,  assets may be allocated  from the  portfolio  segment that has appreciated more or depreciated less to the other.  Rebalancing will entail transaction costs which over time may be significant.

         The Growth  Index  measures  the  performance  of the Russell  1000(R)companies  with higher  price-to-book  ratios and higher forecasted  growth values.  The Value Index measures the  performance of the Russell 1000(R)companies with lower  price-to-book  ratios and lower  forecasted  growth  values.  This  combination  of growth stocks and value stocks is intended to enhance  performance of the
Fund over time,  and reduce the Fund's overall risk in comparison to funds which invest  exclusively in growth or value stocks.  During particular periods, the Fund may outperform or underperform funds which invest exclusively in growth or in value stocks.

         The  investment  strategy of the  Sub-advisor  responsible  for the  portion of the Fund's  assets  invested in growth  stocks emphasizes  stock  selection.  The  Sub-advisor  relies  heavily upon the  fundamental  analysis and rigorous  research of its internal research staff. The Sub-advisor  selects  investments  based on strong  management,  superior  industry  positions,  excellent  balance sheets and superior  earnings  growth;  where all of these  strengths have not been reflected in the company's stock price. In managing the Fund,  the  Sub-advisor  seeks to take  advantage  of market  volatility.  During  market  declines,  the  Sub-advisor  will add to positions,  causing  the Fund to  become  somewhat  more  aggressive.  Conversely,  in rising  markets,  the  Sub-advisor  will trim or eliminate positions and as a result the Fund will become more conservative.

         The method of selecting the investments  used by the Sub-advisor  responsible for the portion of the Fund's assets invested in value stocks is to measure each stock's  long-term  expected  return by comparing the price of the security to the company's  long-term cash flows.  The Sub-advisor will only purchase those stocks that it has  above-average  confidence in the reliability of its analysts'
forecasts.  The  Sub-advisor  may delay its purchase of securities if recent  weakness in the stock or negative  earnings  revisions by analysts  indicate  that the stock price is likely to decline in the near  future,  and it may delay its sale of  securities  if recent strength in the stock or upward  earnings  revisions  indicate  the stock is likely to rise soon.  The  Sub-advisor  will  control risk within  the value  portion of the Fund by  reviewing  whether  there is undue  portfolio  exposure  to  industry  sector and other risk factors.  The Sub-advisor  will take more risk when unusually  large value  distortions  within the value realm create  unusually large opportunities to add returns, and it will take less risk when the opportunities are limited.

         Because the Fund invests  primarily in stocks,  the Fund is subject to the risks  associated with stock  investments,  and the
Fund's share price  therefore  may  fluctuate  substantially.  The Fund's share price will be affected by changes in the stock  markets generally,  and  factors  specific  to a company or an  industry  will  affect the prices of  particular  stocks  held by the Fund (for example, poor earnings,  loss of major customers,  availability of basic resources or supplies,  major litigation against a company, or changes in governmental  regulation  affecting an industry).  The Fund's focus on large,  more-established  companies may mean that its level of risk is lower  than a fund  investing  primarily  in  smaller  companies.  Because  the Fund  invests  in a smaller  number of securities than many other funds,  changes in the value of a single  security may have a more  significant  effect,  either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

o        invest up to 20% of the growth portion of its net assets in convertible securities;
o        invest up to 5% of the growth portion of its net assets in rights or warrants;
o        invest up to 15% of its total assets in foreign securities
o        purchase and sell exchange-traded index options and stock index futures contracts and;
o        write  covered  exchange-traded  call  options on its  securities  up to 15% of the growth  portion of its total  assets,  and purchase  exchange-traded  call and put options on common stocks up to, for all options, 10% of the growth portion of its total assets.

         For purposes of the Fund a foreign  security is a security issued by a non-U.S.  company,  which is defined as a company that:
(1) is organized  outside the United  States;  (ii) has its principal  place of business  outside the United  States;  and (iii) issues securities  traded  principally in a foreign country.  Companies that do not fall within the definition of a non-U.S.  company would be considered a U.S. company and therefore not subject to the above limitation on foreign securities.

         American  Depository  Receipts (ADRs) are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Fund.

         For additional  information  about these investments and risks, see this Prospectus under "Certain Risk Factors and Investment
Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  Although it does not expect to do so ordinarily,  when business or financial  conditions warrant, the
Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.
Government  securities)  or hold its  assets in cash.  While the Fund is in a  defensive  position,  the  opportunity  to  achieve  its investment objective will be limited.

ASAF SANFORD BERNSTEIN CORE VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the Fund's assets will be invested in the common  stocks of large  companies  that appear to be  undervalued.  Among other things,  the
Fund seeks to identify  compelling buying  opportunities  created when companies are undervalued on the basis of investor  reactions to near-term  problems or  circumstances  even though their long-term  prospects remain sound. The  Sub-advisor's  investment  approach is value-based and  price-driven,  and it relies on the intensive  fundamental  research of its internal  research staff to identify these buying opportunities in the marketplace.

         Fund  investments  are  selected  by the  Sub-advisor  based upon a model  portfolio  of  125-175  stocks  constructed  by the
Sub-advisor.  In selecting  investments for the model  portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words, the
Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
The  Sub-advisor  relates  present  value of each  company's  forecasted  future  cash  flow to the  current  price of its  stock.  The
Sub-advisor  ranks  companies from the highest  expected  return to the lowest,  with the companies at the top of the ranking being the most undervalued.

         Once the  expected  return for each  stock is  calculated,  the  Sub-advisor  adjusts  for  timing  and  concentration  risks.
Securities are ranked by risk-adjusted  expected returns.  Securities ranked in the top third of its valuation  universe,  if selected, are  over-weighted  in the Fund because they represent the most  undervalued  stocks in its universe.  The  Sub-advisor  market weights securities  ranked in the middle third of its universe,  if selected,  to add  diversification  to the Fund. To control  variability in premium,  the Sub-advisor also holds the largest  capitalization  securities (at  under-weighted  positions) in the Fund even when they rank in bottom third of the universe.  If a security falls in the ranking from the top third of the  Sub-advisor's  valuation  universe to the middle third,  the  Sub-advisor  may reduce Fund's the position to market weight.  If the security's  ranking  continues to fall into the bottom  third of its  universe,  the  Sub-advisor  may either  sell it or, if it is a very large  capitalization  stock,  will underweight it. The  Sub-advisor  may from time to time deviate from the foregoing  process with respect to the weighting of individual securities in the Fund when determined appropriate by the Sub-advisor.

         The Sub-advisor may delay the Fund's  purchase of securities if recent  weakness in the stock or negative  earnings  revisions by analysts  indicate  that the stock price is likely to decline in the near future,  and it may delay the Fund's sale of securities if recent  strength in the stock or upward  earnings  revisions  indicate the stock is likely to rise soon. The  Sub-advisor  will control risk by reviewing  whether there is undue  portfolio  exposure to industry  sector and other risk factors.  The  Sub-advisor  will take more risk when unusually large value  distortions  within the value realm create unusually large  opportunities to add returns,  and it will take less risk when the opportunities are limited.

         The  Sub-advisor  also seeks to control  risks by  correlating  the size of initial  purchases  by the Fund to the  security's benchmark  weighting,  within plus or minus 0.5%. If market  appreciation of a security  brings the security's  weighting to 1.0% above or below its benchmark  weighting (at the time),  the size of the holding is generally  increased or reduced  accordingly.  Because the
Fund invests  primarily  in stocks,  the Fund is subject to the risks  associated  with stock  investments,  and the Fund's share price therefore  may  fluctuate  substantially.  The Fund's  share  price will be  affected by changes in the stock  markets  generally,  and factors  specific  to a company or an  industry  will  affect the  prices of  particular  stocks  held by the Fund (for  example,  poor earnings,  loss of major  customers,  availability of basic resources or supplies,  major litigation  against a company,  or changes in governmental  regulation  affecting an  industry).  The Fund's focus on large,  more-established  companies  may mean that its level of risk is lower than a fund investing  primarily in smaller  companies.  While the Fund's value investing  historically has involved less risk than  investing in growth  companies,  investing in value stocks  carries the risks that the market will not recognize the stock's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including  securities index futures  contracts  and related  options.  These  instruments  may be used for several  reasons:  to simulate full  investment in equities while retaining cash for fund management  purposes,  to facilitate  trading, or to reduce transaction costs. The Fund will not use  derivatives  for  speculative  purposes  or to  leverage  its  assets.  The Fund will limit its use of  securities  index  futures contracts  and related  options so that, at all times,  margin  deposits for futures  contracts and premiums on related  options do not exceed 5% of the Fund's assets and the  percentage of the Fund's assets being used to cover its  obligations  under futures and options does not exceed 50%.

         Additional  information about these derivative  instruments and their risks is included in this Prospectus under "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  The Fund may  maintain  up to 25% of its  assets in  short-term  debt  securities  and  money  market instruments to meet redemption  requests.  These  securities  include  obligations  issued or guaranteed by the U.S.  Government or its agencies or  instrumentalities  or by any of the states,  repurchase  agreements,  commercial paper, and certain bank obligations.  The
Fund will not invest in these securities as part of a temporary defensive strategy to protect against potential market declines.

ASAF DEAM LARGE-CAP VALUE FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  maximum  growth  of  investors'  capital  from a  portfolio primarily of value stocks of larger companies.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in  securities  issued by large  capitalization  companies.  The 80%  investment  requirement  applies at the time the Fund invests its assets.

         The Fund pursues its investment  objective by normally investing  primarily in the equity securities of large-sized  companies included in the Russell 1000(R)Value Index.  Equity  securities  include common stocks and securities  convertible  into or exchangeable for common stocks,  including  warrants and rights. The Sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market  risk of those  stocks  included in the Russell  1000(R)Value  Index,  but which outperforms  the Russell 1000(R)Value Index through  active stock  selection.  The Russell 1000(R)Value Index is a market  capitalization index that measures the  performance of large,  established  companies with above average  growth  prospects.  As of December 31, 2002, the average  market  capitalization  of the  companies in the Russell 1000(R)Value Index was  approximately  $7.9 billion and the median market  capitalization  was  approximately  $2.6  billion.  The size of the companies in the Russell 1000(R)Value Index will change with market  conditions.  The  targeted  tracking  error of this  Fund is 4% with a normal  deviation  of +/- 1%.  It is  possible  that the deviation  may be higher.  For purposes of this Fund,  the strategy of  attempting  to correlate a stock  portfolio's  market risk with that of a particular  index,  in this case the Russell  1000(R)Value Index,  while  improving  upon the return of the same index through active stock selection, is called a "managed alpha" strategy.

         The Sub-advisor  considers a number of factors in determining  whether to invest in a value stock,  including  earnings growth rate,  analysts' estimates of future earnings and  industry-relative  price multiples.  Other factors are net income growth versus cash flow growth as well as earnings  and price  momentum.  In the  selection  of  investments,  long-term  capital  appreciation  will take precedence  over short  range  market  fluctuations.  However,  the Fund may  occasionally  make  investments  for  short-term  capital appreciation.  Current income will not be a significant factor in selecting investments.

         Like all common stocks,  the market values of the common stocks held by the Fund can fluctuate  significantly,  reflecting the business  performance of the issuing company,  investor perception or general economic or financial market movements.  The Fund's focus on the  stocks of large,  more  established  companies  may mean that its level of risk is lower  than a fund  investing  primarily  in smaller  companies.  While value investing  historically has involved less risk than investing in growth companies,  investing in value stocks  carries the risk that the market will not  recognize the stock's  intrinsic  value for a long time or that a stock judged to be undervalued  may actually be  appropriately  priced.  While the Fund  attempts to outperform  the Russell 1000(R)Value Index,  it is not expected  that any  outperformance  will be  substantial.  The Fund also may  underperform  the Russell 1000(R)Value Index over short or extended periods.

Other Investments:

         In  addition  to  investing  in common  stocks,  the Fund may also  invest to a limited  degree in  preferred  stocks and debt securities when they are believed by the  Sub-advisor to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in  securities  of foreign  issuers in the form of  depositary  receipts or that are denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security  consistent  with its investment objective and policies.  The prices of foreign securities may be more volatile than those of domestic securities.

         Options,  Financial Futures and Other Derivatives.  The Fund may deal in options on securities and securities  indices,  which options may be listed for trading on a national securities  exchange or traded  over-the-counter.  Options  transactions may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market  risks,  but are not intended for  speculation.
The Fund may engage in financial  futures  transactions  on  commodities  exchanges  or boards of trade in an attempt to hedge  against market risks.

         In addition to options and financial  futures,  the Fund may invest in a broad array of other  "derivative"  instruments in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment  position  indirectly.  The types of derivatives and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information  about the other  investments  that the Fund may make and their risks is included below under "Certain
Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive position is deemed advisable because of prevailing market  conditions,  the Fund may invest  without  limit in high grade debt  securities,  commercial  paper,  U.S.  Government  securities  or cash or cash  equivalents, including  repurchase  agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of maximum capital growth will be limited.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The  investment  objective of the Fund is to outperform  the Standard & Poor's 500 Composite  Stock Price Index
(the "S&P 500(R)") through stock selection resulting in different weightings of common stocks relative to the index.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in securities included in the S&P 500(R).  The 80% investment requirement applies at the time the Fund invests its assets.

         The S&P 500(R)is an index of 500 common  stocks,  most of which trade on the New York Stock  Exchange Inc.  (the  "NYSE").  The
Sub-advisor believes that the S&P 500(R)is representative of the performance of publicly traded common stocks in the U.S. in general.

         In seeking to outperform the S&P 500(R), the  Sub-advisor  starts with a portfolio of stocks  representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative  criteria  that are designed to indicate  whether a particular  stock will predictably  perform better or worse than the S&P 500(R).  Based on these criteria,  the Sub-advisor  determines  whether the Fund should over-weight,  under-weight  or hold a  neutral  position  in the  stock  relative  to the  proportion  of the S&P 500(R)that the  stock represents.  In addition,  the  Sub-advisor may determine  based on the  quantitative  criteria that (1) certain S&P 500(R)stocks should not be held by the Fund in any amount,  and (2) certain equity  securities  that are not included in the S&P 500(R)should be held by the
Fund.  The Fund will not invest more than 15% of its total assets in equity securities of companies not included in the S&P 500(R).

         As a mutual fund investing  primarily in common stocks,  the Fund is subject to the risk that common stock prices will decline over short or even extended  periods.  The U.S.  stock market tends to be cyclical,  with periods when stock prices  generally rise and periods when prices  generally  decline.  The  Sub-advisor  believes that the various  quantitative  criteria  used to determine  which stocks to over- or  under-weight  will balance each other so that the overall risk of the Fund is not likely to differ  materially from the risk of the S&P 500(R)itself.  While the Fund attempts to outperform the S&P 500(R), it is not expected that any  outperformance  will be substantial.  The Fund also may underperform the S&P 500(R)over short or extended periods.

         About the S&P 500(R).  The S&P 500(R)is a  well-known  stock market  index that  includes  common  stocks of 500  companies  from several  industrial sectors  representing a significant  portion of the market value of all common stocks publicly traded in the United
States.  Stocks in the S&P 500(R)are weighted according to their market  capitalization (the number of shares outstanding  multiplied by the stock's  current  price).  The  composition  of the S&P 500(R)is determined  by S&P based on such factors as market  capitalization, trading activity,  and whether the stock is  representative  of stocks in a particular  industry group. The composition of the S&P 500(R)
may be changed  from time to time.  "Standard  &  Poor's(R)",  "S&P  500(R)",  "Standard & Poor's  500",  and "500" are  trademarks  of The
McGraw-Hill  Companies,  Inc. and have been licensed for use by the Investment Manager.  The Fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including  securities index  futures  contracts  and  related  options,  warrants  and  convertible  securities.  These  instruments  may be used for several reasons:  to simulate full investment in the S&P 500(R)while  retaining cash for fund management  purposes,  to facilitate  trading,  to reduce transaction costs or to seek higher investment  returns when the futures contract,  option,  warrant or convertible  security is priced more  attractively  than the underlying  equity  security or the S&P 500(R).  The Fund will not use  derivatives  for  speculative purposes or to leverage its assets.  The Fund will limit its use of  securities  index futures  contracts and related  options so that, at all times,  margin  deposits for futures  contracts  and premiums on related  options do not exceed 5% of the Fund's  assets and the percentage of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional  information about these derivative  instruments and their risks is included in this Prospectus under "Certain Risk
Factors and Investment Methods."

         Temporary  Investments.  The Fund may  maintain  up to 25% of its  assets in  short-term  debt  securities  and  money  market instruments  to meet  redemption  requests or to facilitate  investment in the  securities of the S&P 500(R).  These  securities  include obligations  issued or  guaranteed  by the U.S.  Government or its agencies or  instrumentalities  or by any of the states,  repurchase agreements,  commercial  paper,  and certain  bank  obligations.  The Fund will not invest in these  securities  as part of a temporary defensive strategy to protect against potential market declines.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The  investment  objective of the Fund is  long-term  growth of capital and income  while  attempting  to avoid excessive fluctuations in market value.

Principal Investment Policies and Risks:

         The Fund normally will invest in common stocks (and securities  convertible  into common stocks).  The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the  Fund's  assets  invested  in  securities  that are  selling  at  reasonable valuations in relation to their  fundamental  business  prospects.  In doing so, the Fund may forgo some  opportunities for gains when, in the judgement of the Sub-advisor, they are too risky.

         In  seeking to achieve  its  objective,  the Fund  invests  primarily  in the equity  securities  of U.S.  companies  that the
Sub-advisor  believes  are  undervalued.  The  Sub-advisor  believes  that,  over time,  stock  prices (of  companies in which the Fund invests) will come to reflect the companies'  intrinsic  economic  values.  The Sub-advisor  uses a disciplined  investment  process to evaluate the companies in its  extensive  research  universe.  Through this process,  the  Sub-advisor  seeks to identify the stocks of companies that offer the best combination of value and potential for price appreciation.

         The  Sub-advisor's  analysts  prepare  their own  earnings  estimates  and  financial  models for each company  followed.  The
Sub-advisor  employs these models to identify  equity  securities  whose  current  market prices do not reflect what it considers to be their intrinsic  economic value. In determining a company's  intrinsic  economic value, the Sub-advisor  takes into account any factors it believes bear on the ability of the company to perform in the future,  including earnings growth,  prospective cash flows,  dividend growth and growth in book value.  The Sub-advisor  then ranks, at least weekly,  each of the companies in its research  universe in the relative  order of  disparity  between  their stock  prices and their  intrinsic  economic  values,  with  companies  with the greatest disparities receiving the highest ranking (i.e. being considered the most undervalued).

         The prices of the common  stocks  that the Fund  invests  in will  fluctuate.  Therefore,  the  Fund's  share  price will also fluctuate,  and may decline  substantially.  While there is the risk that an investment will never reach what the Sub-advisor  believes is its full value,  or go down in value,  the Fund's risk and share price  fluctuation  (and  potential for gain) may be less than many other stock funds because of the Fund's emphasis on large, seasoned company value stocks.

Other Investments:

         The Fund,  in addition to investing in common stocks and  convertible  securities,  may write  covered call options  listed on domestic  securities  exchanges  with respect to  securities in the Fund. It is not intended for the Fund to write covered call options with  respect  to  securities  with an  aggregate  market  value of more  than 10% of the  Fund's  net  assets at the time an option is written.  The Fund also may purchase and sell forward and futures  contracts  and related  options for hedging  purposes.  The Fund may also invest up to 10% of the Fund's net assets (at the time of  investment)  in foreign  securities,  and invest in straight  bonds and other debt securities.

         Temporary  Investments.  The Fund may invest in  short-term  debt and other high  quality  fixed-income  securities  to create reserve  purchasing power and also for temporary  defensive  purposes.  While the Fund is in a defensive  position,  the opportunity to achieve its investment objective will be limited.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income.

Principal Investment Policies and Risks:

         The Fund invests,  under normal  market  conditions,  at least 65% of its net assets in common stocks and related  securities, such as preferred  stocks,  convertible  securities and depositary  receipts.  The stocks in which the Fund invests  generally will pay dividends.  While  the Fund may  invest in  companies  of any  size,  the Fund  generally  focuses  on  companies  with  larger  market capitalizations  that the  Sub-advisor  believes have  sustainable  growth  prospects and  attractive  valuations  based on current and expected earnings or cash flow.

         The  Sub-advisor  uses a "bottom  up," as  opposed to "top  down,"  investment  style in  managing  the Fund.  This means that securities are selected based upon  fundamental  analysis of individual  companies (such as analysis of the companies'  earnings,  cash flows, competitive position and management abilities) by the Sub-advisor.

         The Fund may invest up to 20% of its total assets in foreign equity securities.

         As with any fund  investing  primarily in common stocks,  the value of the  securities  held by the Fund may decline in value, either because of changing  economic,  political or market  conditions or because of the economic  condition of the company that issued the security.  These declines may be  substantial.  In light of the Fund's focus on  income-producing  large-cap  stocks,  the risk and share price  fluctuations  of the Fund (and its  potential  for gain) may be less than many other stock  funds.  The Fund may invest in foreign  companies,  including  companies  located in  developing  countries,  and it  therefore  will be subject to risks  relating to political,  social and economic  conditions  abroad,  risks  resulting from differing  regulatory  standards in non-U.S.  markets,  and fluctuations in currency exchange rates.

Other Investments:

         Although  the Fund  will  invest  primarily  in  common  stocks  and  related  securities,  the Fund may also  invest  in debt securities,  including  variable and floating rate securities and zero coupon,  deferred  interest and pay-in-kind  bonds. The Fund may also purchase warrants and make short sales "against the box."

         Futures and Forward  Contracts.  The Fund may purchase and sell futures contracts on securities  indices,  foreign  currencies and interest rates for hedging and  non-hedging  purposes.  The Fund may also enter into forward  contracts for the purchase or sale of foreign currencies for hedging and non-hedging purposes.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this  Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs for the Funds."

         Temporary  Investments.  The Fund may depart from its principal  investment  strategy by  temporarily  investing for defensive purposes when adverse market,  economic or political  conditions exist. When investing for defensive  purposes,  the Fund may hold cash or invest in cash equivalents such as short-term U.S.  government  securities,  commercial paper and bank  instruments.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

ASAF INVESCO CAPITAL INCOME FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek capital  growth and current  income  while  following  sound investment practices.

Principal Investment Policies and Risks:

         The Fund seeks to achieve its  objective by in investing  securities  that are expected to produce  relatively  high levels of income  and  consistent,  stable  returns.  The Fund  normally  will  invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.

         Up to 30% of the Fund's  assets may be invested in equity  securities  that do not pay regular  dividends.  In  addition,  the
Fund normally will have some portion of its assets  invested in debt  securities or  convertible  bonds.  The Fund may invest up to 25%
of its total assets in foreign  securities,  including  securities of issuers in countries  considered to be developing.  These foreign investments may serve to increase the overall risks of the Fund.

         The Fund's  investments in common stocks may, of course,  decline in value,  which will result in declines in the Fund's share price.  Such declines could be substantial.  To minimize the risk this presents,  the Sub-advisor will not invest,  with respect to 75%
of the value of its total  assets,  more than 5% of the  Fund's  assets in the  securities  of any one  company or more than 25% of the
Fund's  assets in any one  industry.  In light of the Fund's focus on income  producing  stocks,  its risk and share price  fluctuation
(and potential for gain) may be less than many other stock funds.

         Debt  Securities.  The Fund's  investments in debt  securities  will generally be subject to both credit risk and market risk.
Credit risk  relates to the ability of the issuer to meet  interest  or  principal  payments,  or both,  as they come due.  Market risk relates to the fact that the market values of debt  securities in which the Fund invests  generally  will be affected by changes in the level of interest  rates.  An increase in interest  rates will tend to reduce the market values of debt  securities,  whereas a decline in interest  rates will tend to increase  their values.  Although the  Sub-advisor  will limit the Fund's debt security  investments to securities it believes are not highly  speculative,  both kinds of risk are increased by investing in debt  securities  rated below the top four grades by Standard & Poor's  Corporation or Moody's  Investors  Services,  Inc., or equivalent  unrated debt securities ("junk bonds").

         In order to minimize  its risk in investing  in debt  securities,  the Fund will invest no more than 15% of its assets in junk bonds,  and in no event will the Fund ever invest in a debt  security  rated  below Caa by Moody's or CCC by  Standard & Poor's.  While the Sub-advisor  will monitor all of the debt securities in the Fund for the issuers'  ability to make required  principal and interest payments and other quality  factors,  the  Sub-advisor  may retain in the Fund a debt security whose rating is changed to one below the minimum  rating  required for purchase of such a security.  For a discussion of the special risks involved in  lower-rated  bonds,  see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  In periods of uncertain  market and  economic  conditions,  the Fund may assume a defensive  position with up to 100% of its assets  temporarily  invested in high quality  corporate  bonds or notes or  government  securities,  or held in cash.  While the Fund is in a defensive position, the opportunity for the Fund to achieve their investment objectives may be limited.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Policies and Risks:

         The Sub-advisor  intends to maintain  approximately  60% of the Fund's assets in equity  securities and the remainder in bonds and other  fixed  income  securities.  Both the  Fund's  equity  and fixed  income  investments  will  fluctuate  in value.  The equity securities will fluctuate depending on the performance of the companies that issued them, general market and economic  conditions,  and investor  confidence.  The fixed  income  investments  will be affected  primarily by rising or falling  interest  rates and the credit quality of the issuers.  As a Fund that invests  both in equity and fixed  income  securities,  the Fund's risk of loss and share price fluctuation will tend to be less than funds investing  primarily in equity securities and more than funds investing  primarily in fixed income securities.

         Equity Investments.  With the equity portion of the Fund, the Sub-advisor  utilizes  quantitative  management  techniques in a two-step  process that draws heavily on computer  technology.  In the first step,  the  Sub-advisor  ranks stocks,  primarily the 1,500 largest  publicly  traded U.S.  companies  (measured  by the value of their  stock) from most  attractive  to least  attractive.  These rankings are determined by using a computer model that combines  measures of a stock's value and measures of its growth  potential.  To measure  value,  the  Sub-advisor  uses  ratios of stock  price to book value and stock price to cash flow,  among  others.  To measure growth,  the  Sub-advisor  uses the rate of growth in a company's  earnings  and changes in its  earnings  estimates,  as well as other factors.

         In the second  step,  the  Sub-advisor  uses a  technique  called  portfolio  optimization.  In  portfolio  optimization,  the
Sub-advisor  uses a computer to build a portfolio  of stocks from the ranking  described  earlier  that it thinks will provide the best balance  between risk and expected  return.  The goal is to create an equity  portfolio that provides  better returns than the S&P 500(R)
Index without taking on significant additional risk.

         Fixed  Income  Investments.  The  Sub-advisor  intends to  maintain  approximately  40% of the Fund's  assets in fixed  income securities.  Up to 20% of the Fund's fixed income  securities  may be invested in foreign fixed income  securities.  These  percentages will fluctuate and may be higher or lower  depending on the mix the  Sub-advisor  believes will be most  appropriate  for achieving the
Fund's objectives.

         The fixed income portion of the Fund is invested in a diversified portfolio of government  securities,  corporate fixed income securities,  mortgage-backed  and asset-backed  securities,  and similar securities.  The Sub-advisor's  strategy is to actively manage the Fund by investing the Fund's fixed income assets in sectors it believes are  undervalued  (relative to the other sectors) and which represent better relative long-term investment opportunities.

         The  Sub-advisor  will adjust the  weighted  average  portfolio  maturity in response to expected  changes in interest  rates.
Under normal  market  conditions,  the weighted  average  maturity of the fixed income  portion of the Fund will be in the 3 to 10 year range.  During periods of rising interest  rates,  the weighted  average  maturity may be reduced in order to reduce the effect of bond price  declines on the Fund's net asset  value.  When  interest  rates are  falling  and bond prices are rising,  the Fund may be moved toward the longer end of its maturity range.

         Debt  securities  that comprise the Fund's fixed income  portfolio will primarily be investment  grade  obligations.  However, the Fund may invest up to 15% of its fixed income assets in high-yield  securities or "junk bonds."  Regardless of rating  levels,  all debt securities  considered for purchase by the Fund are analyzed by the Sub-advisor to determine,  to the extent reasonably  possible, that the planned  investment  is sound,  given the  investment  objective of the Fund.  For an  additional  discussion  of  lower-rated securities and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         In determining the allocation of assets among U.S. and foreign capital  markets,  the Sub-advisor  considers the condition and growth potential of the various economies;  the relative valuations of the markets;  and social,  political,  and economic factors that may affect the markets.  The Sub-advisor  also considers the impact of foreign  exchange rates in selecting  securities  denominated in foreign currencies.

         Foreign  Securities.  The Fund may invest up to 25% of its total  assets in equity  and debt  securities  of foreign  issuers, including  foreign  governments and their agencies,  when these securities meet its standards of selection.  (As noted above, up to 20%
of the fixed income portion of the Fund normally may be invested in foreign  securities.)  These  investments will be made primarily in issuers in developed markets.  The Fund may make such investments either directly in foreign  securities,  or by purchasing  depositary receipts  for foreign  securities.  To protect  against  adverse  movements in exchange  rates  between  currencies,  the Fund may, for hedging  purposes  only,  enter into forward  currency  exchange  contracts and buy put and call options  relating to currency  futures contracts.

Other Investments:

         The Fund may make  short  sales  "against  the  box." The Fund may also  invest in  derivative  securities.  Certain  of these derivative securities may be described as "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of depositary  receipts),  currencies,  interest rates,  securities  indices or other financial indicators  ("reference  indices").  The Fund may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Fund.  For example,  a security  whose  underlying  value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

         For further  information on these  securities and investment  practices,  see this Prospectus  under "Certain Risk Factors and
Investment Methods."

ASAF FEDERATED HIGH YIELD BOND FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income by investing  primarily in fixed income securities.  The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in corporate fixed income  securities  that are BBB and below in Standard & Poor's rating or Baa and below in Moody's  rating.  The 80%
investment requirement applies at the time the Fund invests its assets.

      The Fund will invest primarily in fixed income  securities which may include  preferred stocks,  convertible  securities,  bonds, debentures,  notes,  equipment  lease  certificates  and  equipment  trust  certificates.  There is no lower  limit  on the  rating  of securities in which the Fund may invest.  The Fund may purchase or hold  securities  rated in the lowest rating  category or securities in default.

         A fund that  invests  primarily  in  lower-rated  fixed  income  securities  will be subject to greater  risk and share  price fluctuation  than a typical  fixed  income  fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.  Lower-rated  securities  will usually offer higher yields than  higher-rated  securities,  but with more risk of loss of principal and interest.  This is because of the reduced  creditworthiness  of the securities  and the increased  risk of default.  Like equity  securities,  lower-rated  fixed income  securities tend to reflect  short-term  corporate and market  developments to a greater extent than higher-rated fixed income securities, which tend to react primarily to fluctuations in market interest rates.

         An economic  downturn may adversely affect the value of some lower-rated  bonds.  Such a downturn may especially affect highly leveraged  companies or companies in industries  sensitive to market cycles,  where  deterioration  in a company's cash flow may impair its ability to meet its obligations  under the bonds.  From time to time,  issuers of lower-rated  bonds may seek or may be required to restructure  the terms and  conditions  of the  securities  they have  issued.  As a result of these  restructurings,  the value of the securities may fall, and the Fund may bear legal or administrative expenses in order to maximize recovery from an issuer.

         The  secondary  trading  market  for  lower-rated  bonds is  generally  less  liquid  than the  secondary  trading  market for higher-rated  bonds.  Adverse publicity and the perception of investors relating to these securities and their issuers,  whether or not warranted,  may also affect the price or  liquidity  of  lower-rated  bonds.  For an  additional  discussion  of the risks  involved in lower-rated securities, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

                  Credit Research.  The Sub-advisor will perform its own credit analysis in addition to using rating  organizations and other  sources,  and may  have  discussions  with  the  issuer's  management  or  other  investment  analysts  regarding  issuers.  The
Sub-advisor's  credit analysis will consider the issuer's  financial  soundness,  its  responsiveness  to changing  business and market conditions,  and its  anticipated  cash flow and earnings.  In evaluating an issuer,  the  Sub-advisor  places special  emphasis on the estimated current value of the issuer's assets rather than their historical cost.

                  Diversification.  The Sub-advisor invests in securities of many different issuers,  industries,  and economic sectors to reduce portfolio risk.

                  Economic Analysis.  The Sub-advisor will analyze current  developments and trends in the economy and in the financial markets.

Other Investments:

         Under  normal  circumstances,  the Fund will not invest more than 10% of its total assets in equity  securities.  The Fund may invest up to 10% of its total assets in foreign securities that are not publicly traded in the United States.

         The Fund may own zero coupon  bonds or  pay-in-kind  securities,  which are fixed income  securities  that do not make regular cash interest  payments.  The prices of these  securities  are generally  more  sensitive to changes in market  interest rates than are conventional bonds.  Additionally,  interest on zero coupon bonds and pay-in-kind  securities must be reported as taxable income to the
Fund even though it receives no cash interest until the maturity of such securities.

         The Fund may invest in  securities  issued by real estate  investment  trusts,  which are  companies  that hold real estate or mortgage  investments.  Usually,  real estate  investment  trusts are not diversified,  and,  therefore,  are subject to the risks of a single  project or a small number of projects.  They also may be heavily  dependent on cash flows from the property  they own, may bear the risk of defaults on mortgages, and may be affected by changes in the value of the underlying property.

         The Fund may also  invest in certain  types of  derivative  securities,  specifically  swaps and  swap-related  products.  For information on these  investments  and their risks,  see this  Prospectus  under "Certain Risk Factors and Investment  Methods" and the
Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may also invest all or a part of its assets  temporarily in cash or cash items for defensive purposes  during times of unusual  market  conditions  or to maintain  liquidity.  Cash items may include  certificates  of deposit and other bank  obligations;  commercial paper (generally  lower-rated);  short-term  notes;  obligations  issued or guaranteed by the U.S.
government  or its  agencies  or  instrumentalities;  and  repurchase  agreements.  While  the  Fund is in a  defensive  position,  the opportunity to achieve its investment objective of high current income may be limited.

ASAF PIMCO TOTAL RETURN BOND FUND:

Investment  Objective:  The  investment  objective of the Fund is to seek to maximize total return,  consistent  with  preservation  of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in fixed income securities.  The 80% investment  requirement  applies at the time the Fund invests its assets.  Fixed income securities include:

o        securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o        mortgage and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o        structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
o        obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
o        obligations of international agencies or supranational entities.

         Fund holdings will be  concentrated  in areas of the bond market (based on quality,  sector,  interest rate or maturity)  that the  Sub-advisor  believes to be  relatively  undervalued.  In  selecting  fixed  income  securities,  the  Sub-advisor  uses  economic forecasting,  interest  rate  anticipation,  credit and call risk  analysis,  foreign  currency  exchange rate  forecasting,  and other securities  selection  techniques.  The  proportion  of the Fund's  assets  committed  to  investment  in  securities  with  particular characteristics  (such as  maturity,  type and coupon  rate) will vary based on the  Sub-advisor's  outlook  for the U.S.  and  foreign economies,  the financial  markets,  and other  factors.  The management of duration (a measure of a fixed income  security's  expected life that  incorporates  its yield,  coupon  interest  payments,  final  maturity  and call  features  into one  measure) is one of the fundamental tools used by the Sub-advisor.

         The Fund will invest in fixed-income  securities of varying  maturities.  The average portfolio duration of the Fund generally will vary within a three- to six-year  time frame based on the  Sub-advisor's  forecast for interest  rates.  The Fund may invest up to
10% of its assets in fixed  income  securities  that are rated  below  investment  grade  ("junk  bonds")  but are rated B or higher by
Moody's Investors Services,  Inc.  ("Moody's") or Standard & Poor's Corporation ("S&P") (or, if unrated,  determined by the Sub-advisor to be of comparable quality).

         Generally,  over the long term, the return obtained by a portfolio  investing primarily in fixed income securities such as the
Fund is not expected to be as great as that  obtained by a portfolio  investing in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed  income  portfolio  is  expected  to be less than that of an equity  portfolio,  so that a fixed  income portfolio is generally  considered to be a more  conservative  investment.  However,  the Fund can and routinely does invest in certain complex fixed income securities  (including  various types of  mortgage-backed  and asset-backed  securities) and engage in a number of investment  practices  (including futures,  options,  swaps and dollar rolls) as described below, that many other fixed income funds do not utilize.  These  investments  and practices are designed to increase the Fund's return or hedge its  investments,  but may increase the risk to which the Fund is subject.

         Like other  fixed  income  funds,  the Fund is subject to market  risk.  Bond  values  fluctuate  based on changes in interest rates,  market  conditions,  investor  confidence and announcements of economic,  political or financial  information.  Generally,  the value of fixed income  securities will change  inversely with changes in market  interest  rates. As interest rates rise,  market value tends to decrease.  This risk will be greater for long-term  securities than for short-term  securities.  Certain  mortgage-backed  and asset-backed  securities and derivative  instruments in which the Fund may invest may be particularly  sensitive to changes in interest rates.  The Fund is also  subject to credit  risk,  which is the  possibility  that an issuer of a  security  (or a  counterparty  to a derivative contract) will default or become unable to meet its obligation.  Generally,  the lower the rating of a security,  the higher its degree of credit risk.

         The following  paragraphs  describe some specific types of fixed-income  investments  that the Fund may invest in, and some of the investment  practices that the Fund will engage in. More information about some of these investments,  including  futures,  options and mortgage-backed and asset-backed securities, is included below under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Fund may invest in various types of U.S.  Government  securities,  including those that are supported by the full faith and credit of the United  States;  those that are  supported  by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are  supported  by the  discretionary  authority of the U.S.  Government  to purchase the agency's obligations; and still others that are supported only by the credit of the instrumentality.

         Corporate  Debt  Securities.  Corporate  debt  securities  include  corporate  bonds,  debentures,  notes  and  other  similar instruments,  including  convertible  securities and preferred stock. Debt securities may be acquired with warrants attached.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to exchange  rates  between the U.S.  dollar and a foreign currency or currencies.

         While the Sub-advisor may regard some countries or companies as favorable  investments,  pure fixed income  opportunities  may be  unattractive  or limited due to  insufficient  supply or legal or  technical  restrictions.  In such cases,  the Fund may  consider equity securities or convertible bonds to gain exposure to such investments.

         Variable  and Floating  Rate  Securities.  Variable and floating  rate  securities  provide for a periodic  adjustment  in the interest rate paid on the obligations.  The interest rates on these  securities are tied to other interest rates,  such as money-market indices or Treasury bill rates, and reset  periodically.  While these  securities  provide the Fund with a certain degree of protection against  losses  caused by rising  interest  rates,  they will cause the Fund's  interest  income to decline if market  interest  rates decline.

         Inflation-Indexed  Bonds.  Inflation-indexed  bonds are fixed income securities whose principal value is periodically adjusted according to the rate of  inflation.  The interest rate on these bonds is fixed at issuance,  and is generally  lower than the interest rate on  typical  bonds.  Over the life of the bond,  however,  this  interest  will be paid based on a  principal  value that has been adjusted for  inflation.  Repayment of the adjusted  principal  upon maturity may be  guaranteed,  but the market value of the bonds is not guaranteed,  and will fluctuate.  The Fund may invest in inflation-indexed  bonds that do not provide a repayment guarantee.  While these  securities  are expected to be protected  from  long-term  inflationary  trends,  short-term  increases in inflation may lead to losses.

         Event-Linked  Bonds.  Event-linked  bonds are fixed  income  securities  for which the  return of  principal  and  payment  of interest is contingent upon the  non-occurrence  of a specific  "trigger" event,  such as a hurricane,  earthquake or other physical or weather-related  phenomenon.  Some  event-linked  bonds are commonly  referred to as "catastrophe  bonds." If the trigger event occurs, the Fund may lose all or a portion of the amount it  invested  in the bond.  Event-linked  bonds  often  provide  for an  extension  of maturity  to process  and audit loss claims  where a trigger  event has,  or possibly  has,  occurred.  An  extension  of maturity  may increase  volatility.  Event-linked  bonds may also expose the Fund to certain  unanticipated  risks  including  credit  risk,  adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

         Mortgage-Backed  and Other  Asset-Backed  Securities.  The Fund may  invest  all of its  assets in  mortgage-backed  and other
asset-backed  securities,   including  collateralized  mortgage  obligations.  The  value  of  some  mortgage-backed  and  asset-backed securities in which the Fund invests may be particularly sensitive to changes in market interest rates.

         Reverse  Repurchase  Agreements  and Dollar Rolls.  In addition to entering into reverse  repurchase  agreements (as described below under  "Certain Risk Factors and  Investment  Methods"),  the Fund may also enter into dollar rolls.  In a dollar roll,  the Fund sells  mortgage-backed  or other securities for delivery in the current month and  simultaneously  contracts to purchase  substantially similar  securities on a specified  future date. The Fund forgoes  principal and interest paid on the securities sold in a dollar roll, but the Fund is compensated by the difference  between the sales price and the lower price for the future  purchase,  as well as by any interest  earned on the  proceeds  of the  securities  sold.  The Fund also could be  compensated  through  the  receipt of fee income.
Reverse  repurchase  agreements and dollar rolls can be viewed as  collateralized  borrowings  and, like any  borrowings,  will tend to exaggerate  fluctuations  in Fund's  share  price and may cause the Fund to need to sell  portfolio  securities  at times when it would otherwise not wish to do so.

         Foreign  Securities.  The Fund may invest up to 20% of its assets in  securities  denominated  in foreign  currencies  and may invest  beyond this limit in U.S.  dollar-denominated  securities  of foreign  issuers.  The Fund may invest up to 10% of its assets in securities of issuers based in developing  countries (as  determined by the  Sub-advisor).  The Fund may buy and sell foreign  currency futures  contracts and options on foreign  currencies and foreign currency futures  contracts,  and enter into forward foreign currency exchange  contracts for the purpose of hedging currency exchange risks arising from the Fund's investment or anticipated  investment in securities denominated in foreign currencies.

         Short Sales  "Against the Box." The Fund may sell  securities  short  "against the box." For a  discussion  of this  practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The Fund may  purchase  and write call and put  options on  securities,  securities  indices  and on foreign  currencies.  The Fund may invest in interest  rate futures  contracts,  stock index  futures  contracts  and foreign  currency futures  contracts and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The Fund may also enter into swap  agreements  with respect to foreign  currencies,  interest rates and  securities  indices.  The Fund may use these  techniques to hedge against changes in interest rates, currency exchange rates or securities prices or as part of its overall investment strategy.

         For a discussion  of futures and options and their risks,  see this  Prospectus  under  "Certain  Risk Factors and  Investment
Methods."  The Fund's investments in swap agreements are described directly below.

         Swap  Agreements.  The Fund may enter into interest rate,  index,  credit and currency  exchange rate swap  agreements for the purposes  of  attempting  to obtain a desired  return at a lower cost than if the Fund had  invested  directly  in an  instrument  that yielded the desired return.  The Fund may also enter into options on swap agreements  ("swap  options").  Swap agreements are two-party contracts  entered  into  primarily  by  institutional  investors  for  periods  ranging  from a few weeks to more than one year.  In a standard "swap"  transaction,  the two parties agree to exchange the returns (or  differentials  in rates of return) earned or realized on particular  investments or instruments.  The returns to be exchanged  between the parties are calculated with respect to a "notional amount,"  i.e., a specified  dollar amount that is  hypothetically  invested at a particular  interest  rate,  in a particular  foreign currency,  or in a "basket" of securities  representing a particular index.  Commonly used swap agreements  include interest rate caps, under  which,  in return for a premium,  one party  agrees to make  payments to the other to the extent that  interest  rates  exceed a specified rate or "cap";  interest floors,  under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level or "floor";  and interest  rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself  against  interest rate  movements  exceeding  given minimum or maximum levels.

         Under  most  swap  agreements  entered  into  by  the  Fund,  the  parties'  obligations  are  determined  on a  "net  basis."
Consequently,  the Fund's  obligations  (or rights) under a swap  agreement  will  generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether  the Fund's use of swap  agreements  will be  successful  will  depend on the  sub-advisor's  ability to predict  that certain types of investments  are likely to produce  greater  returns than other  investments.  Moreover,  the Fund may not receive the expected  amount  under a swap  agreement  if the other  party to the  agreement  defaults  or becomes  bankrupt.  The swaps  market is relatively new and is largely unregulated.

ASAF MONEY MARKET FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF JPM Money Market Fund) is to seek high current income and maintain high levels of liquidity.

Principal Investment Policies and Risks:

         As a money  market  fund,  the Fund seeks to maintain a stable net asset value of $1.00 per share.  In other  words,  the Fund attempts to operate so that  shareholders do not lose any of the principal  amount they invest in the Fund. Of course,  there can be no assurance  that the Fund will achieve its goal of a stable net asset value,  and shares of the Fund are neither  insured nor guaranteed by the U.S.  government or any other  entity.  For  instance,  the issuer or guarantor of a portfolio  security or the other party to a contract  could default on its  obligation,  and this could cause the Fund's net asset value to fall below $1. In addition,  the income earned by the Fund will fluctuate based on market  conditions,  interest rates and other factors.  In a low interest rate  environment, the yield for the Fund,  after deduction of operating  expenses,  may be negative even though the yield before  deducting such expenses is  positive.  A  negative  yield may also cause the Fund's net asset  value to fall  below $1. The  Investment  Manager  may decide to reimburse  certain of these expenses to the Fund in order to maintain a positive yield,  however it is under no obligation to do so and may cease doing so at any time without prior notice.

         Under the  regulatory  requirements  applicable to money market funds,  the Fund must  maintain a weighted  average  portfolio maturity of not more than 90 days and invest in high quality U.S.  dollar-denominated  securities that have effective maturities of not more than 397 days. In addition,  the Fund will limit its investments to those securities  that, in accordance with guidelines  adopted by the Directors of the Company,  present  minimal  credit risks.  The Fund will not purchase any security  (other than a United States
Government security) unless:

o        if rated by only one nationally  recognized  statistical  rating  organization  (such as Moody's and Standard & Poor's),  such organization has rated it with the highest rating assigned to short-term debt securities;
o        if rated by more than one nationally  recognized  statistical  rating  organization,  at least two rating  organizations  have rated it with the highest rating assigned to short-term debt securities; or
o        it is not rated, but is determined to be of comparable quality in accordance with procedures noted above.

     These  standards must be satisfied at the time an investment is made. If the quality of the investment  later  declines,  the Fund may continue to hold the  investment,  subject in certain  circumstances  to a finding by the Trustees that disposing of the investment would not be in the Fund's best interest.

         Subject to the above requirements, the Fund will invest in one or more of the types of investments described below.

         United  States  Government  Obligations.  The Fund may invest in  obligations  of the U.S.  Government  and its  agencies  and instrumentalities  either directly or through  repurchase  agreements.  U.S.  Government  obligations  include:  (i) direct obligations issued by the  United  States  Treasury  such as  Treasury  bills,  notes and  bonds;  and (ii)  instruments  issued or  guaranteed  by government-sponsored  agencies acting under  authority of Congress.  Some U.S.  Government  Obligations are supported by the full faith and credit of the U.S. Treasury;  others are supported by the right of the issuer to borrow from the Treasury;  others are supported by the  discretionary  authority of the U.S.  Government  to purchase the agency's  obligations;  still others are  supported  only by the credit of the agency.  There is no assurance that the U.S.  Government will provide  financial  support to one of its agencies if it is not obligated to do so by law.

         Bank Obligations.  The Fund may invest in high quality United States  dollar-denominated  negotiable  certificates of deposit, time deposits and bankers'  acceptances  of U.S. and foreign banks,  savings and loan  associations  and savings banks meeting  certain total asset  minimums.  The Fund may also invest in  obligations  of  international  banking  institutions  designated  or supported by national  governments to promote economic  reconstruction,  development or trade between nations (e.g.,  the European  Investment Bank, the  Inter-American  Development  Bank,  or the World  Bank).  These  obligations  may be  supported  by  commitments  of their  member countries, and there is no assurance these commitments will be undertaken or met.

         Commercial  Paper;  Bonds.  The Fund may invest in high quality  commercial  paper and corporate bonds issued by United States issuers.  The  Fund  may  also  invest  in  bonds  and  commercial  paper  of  foreign  issuers  if the  obligation  is  United  States dollar-denominated and is not subject to foreign withholding tax.

         Asset-Backed  Securities.  The Fund may  invest in  asset-backed  securities  backed by credit  card  receivables,  automobile loans,  manufactured  housing loans and home equity loans in an aggregate amount of up to 10% of the Fund's net assets,  subject to the limitations of rule 2a-7 under in Investment Company Act of 1940.

         Synthetic  Instruments.  As may be permitted by current laws and  regulations  and if expressly  permitted by the Directors of the Company,  the Fund may invest in certain  synthetic  instruments.  Such instruments  generally  involve the deposit of asset-backed securities in a trust  arrangement  and the issuance of certificates  evidencing  interests in the trust.  The Sub-advisor  will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor such risks.

         Foreign  Securities.  Foreign  investments  must be  denominated  in U.S.  dollars and may be made  directly in  securities of foreign issuers or in the form of American Depositary Receipts and European Depositary Receipts.

         For more  information  on certain of these  investments,  see this  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

PORTFOLIO TURNOVER

         Each Fund may sell its portfolio  securities,  regardless  of the length of time that they have been held, if the  Sub-advisor and/or the Investment  Manager  determines  that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio  securities  due to  economic,  market,  or other  factors  that are not within the  Sub-advisor's  or  Investment  Manager's control.  Such  transactions  will increase a Fund's  "portfolio  turnover." A 100%  portfolio  turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.

         Although  turnover rates may vary  substantially  from year to year, it is anticipated  that the following Funds may regularly have annual rates of turnover exceeding 100%.

         ASAF William Blair International Growth Fund
         ASAF American Century International Growth Fund
         ASAF DeAM International Equity Fund
         ASAF PBHG Small-Cap Growth Fund
         ASAF DeAM Small-Cap Growth Fund
         ASAF Goldman Sachs Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Value Fund
         ASAF Alger All-Cap Growth Fund
         ASAF INVESCO Technology Fund
         ASAF INVESCO Health Sciences Fund
         ASAF ProFund Managed OTC Fund
         ASAF Alliance Growth Fund
         ASAF Marsico Capital Growth Fund
         ASAF Goldman Sachs Concentrated Growth Fund
         ASAF DeAM Large-Cap Growth Fund
         ASAF Alliance/Bernstein Growth + Value Fund*
         ASAF DeAM Large-Cap Value Fund
         ASAF PIMCO Total Return Bond Fund

         A high rate of portfolio  turnover (100% or more) involves  correspondingly  higher  brokerage  commission  expenses and other transaction  costs,  which are borne by a Fund and will reduce its performance.  High portfolio turnover rates may also generate larger taxable income and taxable capital gains, which may increase your tax liability.

*Portfolio turnover for the growth portion of the Fund may exceed 100%.

HOW TO BUY SHARES

MINIMUM INVESTMENTS:

..........You can open a Fund account with a minimum initial  investment of $1,000 in a particular Fund and make additional  investments to the  account at any time with as little as $50.  The  initial  investment  minimum is  reduced  to $50 per Fund  through  "Automatic
Investment  Plans," which are discussed in this Prospectus under "Special  Investment  Programs and Privileges."  Lower minimum initial and  additional  investments  may also be  applicable  in certain  other  circumstances,  including  purchases  by certain tax deferred retirement  programs.  There  is  no  minimum  investment  requirement  when  you  are  buying  shares  by  reinvesting  dividends  and distributions from a Fund.

METHODS OF BUYING SHARES:

..........Each Fund offers four different classes of shares -- Class A shares,  Class B shares,  Class C shares and Class X shares.  The different  classes of shares  represent  investments in the same  portfolio of securities  but are subject to different  sales charges, expenses and,  likely,  different  share prices.  When you purchase  shares of the Funds, be sure to specify the class of shares of the
Fund(s)  you wish to  purchase.  If you do not  choose,  your  investment  will be made in Class A shares.  See  below  for a  detailed description of each class.

..........You can purchase shares of the Funds through any selling dealer, broker, bank or other financial institution  ("dealers"),  or directly through the Company.  Methods of purchasing shares include:

..........Buying Shares Through Your Dealer.  Your dealer will place your order with the Company on your behalf.

..........Buying  Shares  Through  the  Company.  Make your check  payable  to  "American  Skandia  Advisor  Funds,  Inc." and mail your investment,  along with your completed account application,  to the address indicated on the application.  Please include an investment dealer on the  application.  American  Skandia  does not accept  third  party  checks,  starter  checks or money  orders as a method of payment for purchase of shares.

..........Buying Shares Through Wire Transfer.  You should instruct your bank to transfer funds by wire to:

                                                            ABA # 011000028
                                                   State Street Bank & Trust Company
                                                         Boston, Massachusetts
                                                            DDA # 99052995

                                               FBO: American Skandia Advisor Funds, Inc.
                                                     Fund Name and Class of Shares
                                                  Shareholder Name and Account Number

             Buying Shares Through Bank-Linked  Accounts.  If you have selected this option on your account  application,  you may link your Fund account to your designated bank account electronically.  Purchase minimums and sales charges will apply.

PURCHASE ORDERS:

..........Purchase  orders for the Funds are accepted  only on days on which the New York Stock  Exchange  ("NYSE") is open for business
(a "business  day").  Orders received by American Skandia Fund Services,  Inc. (the "Transfer  Agent") on any business day prior to the time of close of trading on the NYSE (which is normally  4:00 p.m.  Eastern  Time) will receive the offering  price  calculated  at the close of trading that day. The  offering  price is the net asset value  ("NAV")  plus any initial  sales  charge that  applies.  Orders received by the Transfer  Agent after the close of trading on a business  day,  but prior to the close of trading on the next  business day,  will receive the offering  price  calculated  at the close of trading on that next  business  day. For a discussion of how NAV is determined,  see this Prospectus  under  "Determination  of Net Asset Value." If you purchase  shares through a dealer,  your dealer is responsible for forwarding payment promptly to the Transfer Agent.

..........The  Company,  the  Distributor  or the  Transfer  Agent  reserves  the right to reject any order for the purchase of a Fund's shares.  The Company may cancel any purchase  order for which payment has not been received by the fifth  business day after  placement of the order.  Additionally,  if the purchase  payment does not clear,  your  purchase will be canceled and you could be liable for any losses or fees the Fund or the Transfer Agent has incurred.  If the Transfer Agent deems it appropriate,  additional  documentation for any order may be required, and the order will not be considered to be received until such additional documentation is received.

PURCHASE OF CLASS A SHARES:

..........Class A shares (other than Class A shares of the ASAF Money Market Fund) are sold at an offering  price that  normally  equals
NAV plus an initial  sales  charge that varies  depending  on the amount of your  investment.  In certain  instances  described  below, however,  purchases are either not subject to an initial  sales charge (and the offering  price will be at NAV) or will be eligible for reduced  sales  charges.  The Fund  receives an amount  equal to the NAV to invest for your  account.  A portion of the sales charge is retained by the  Distributor  and a portion is allocated to your dealer.  The Distributor may allocate the entire amount of the initial sales charge to dealers for all sales occurring during a particular period.  The current sales charge rates are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                   Front-end Sales        Front-end Sales         Front-end Sales        Front-end Sales
                                   Charge (as % of        Charge (as % of amt.    Charge (as % of        Charge (as % of amt.
                                           --------               -------------           --------               ------------
                                   offering price)        invested)               offering price)        invested)
                                   ---------------        ---------               ---------------        ---------
Amount of Purchase:
------------------
Less than $50,000                      4.25%                  4.44%                   5.75%                  6.10%
$50,000 up to $100,000                 3.75%                  3.90%                   5.00%                  5.26%
$100,000 up to $250,000                3.25%                  3.36%                   4.00%                  4.17%
$250,000 up to $500,000                2.25%                  2.30%                   3.00%                  3.09%
$500,000 up to $1 million              1.50%                  1.52%                   2.25%                  2.30%

             Class A shares of the ASAF Money Market Fund are sold at their net asset value without an initial  sales charge.  However, holders of Class A shares of this Fund may be charged a sales  charge when they  exchange  those shares for Class A shares of the other
Funds.  See "How to Exchange Shares" below.

         Purchases  Subject to a Contingent  Deferred Sales Charge  ("CDSC").  There is no initial sales charge on purchases of Class A shares of any one or more of the Funds in the following cases:

o        Purchases aggregating $1 million or more;
o        Purchases by an  employer-sponsored  retirement  plan under section 403(b) of the Code that features an employer  contribution or "match"; or
o        Purchases by an  employer-sponsored  retirement  plan under section 401(a) of the Code (including a 401(k) plan) with at least
                 25 eligible  employees or that uses the services of a third party  administrator  that has  established  an electronic link with the Company.

         However,  if such  Class A shares are  redeemed  within 12 months of the first  business  day of the  calendar  month of their purchase,  a CDSC ("Class A CDSC") will be deducted from the  redemption  proceeds.  The Class A CDSC will not apply to  redemptions of shares  acquired  by the  reinvestment  of  dividends  or  capital  gains  distributions  or  redemptions  for the  purpose  of  making distributions or loans to section 401(a) or 403(b)(7) plan participants,  and will be waived under certain  circumstances  described in the  Company's  SAI.  The Class A CDSC will be equal to 1.0% of the  shares'  NAV at the time of  purchase.  Any  increase in the share price  is not  subject  to the  CDSC.  The  Class A CDSC is paid  to the  Distributor  to  reimburse  expenses  incurred  in  providing distribution-related  services to the Fund. To determine  whether the Class A CDSC applies to a redemption,  the Fund will first redeem shares acquired by reinvestment  of dividends and capital gains  distributions,  and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Reduction of Initial  Sales  Charges for Class A Shares.  You may be eligible to buy Class A shares at reduced  initial  sales charge rates in one or more of the following ways:

                  Combined  Purchases.  Initial  sales charge  reductions  are  available by combining  into a single  transaction  the purchase of Class A shares with the  purchase of any other class of shares.  Qualifying  purchases  include  those by you,  your spouse and your children  under the age of 21 (if all parties are  purchasing  shares for their own  account),  those by certain tax qualified plans such as IRAs,  SIMPLE IRAs,  individual type 403(b)(7)  plans,  and single  participant  Keogh type plans for the benefit of such individuals, and those by a company controlled by such individuals

                  Rights of  Accumulation.  The  initial  sales  charge  for your  investment  in Fund  shares  may also be  reduced by aggregating  the  amount of such  investment  with the  current  value of all Fund  shares  currently  owned by you at the time of your current purchase.  The rules described above under "Combined Purchases" may apply.

                  Letter of Intent  ("LOI").  You may reduce the initial  sales charge rate that  applies to your  purchases of Class A shares by meeting the terms of an LOI -- a non-binding  commitment to invest a certain amount within a thirteen-month  period from your initial  purchase.  The total  amount of your  intended  purchases  of all Classes of shares will  determine  the sales charge rate for
Class A shares  purchased  during that period.  This can include  purchases  made up to 90 days before the date of the LOI. Part of the
LOI amount will be held in escrow to cover additional  sales charges that may be due if your total  investments over the LOI period are not sufficient to qualify for the intended sales charge reduction.  The rules described above under "Combined Purchases" may apply.

         Waiver of All Class A Sales  Charges.  No sales charge is imposed on purchases  of Class A shares in  connection  with various types of  transactions  and for  various  types of  investors.  These  sales  charge  waivers  include:  (1)  shares  purchased  by the reinvestment of loan repayments by a participant in a retirement  plan; (2) shares  purchased by  reinvestment  of  distributions;  (3)
shares  purchased and paid for with the proceeds of shares  redeemed in the prior 180 days from a mutual fund on which an initial sales charge or CDSC was paid; (4) shares  purchased by former  participants in a qualified  retirement plan, where a portion of the plan was invested in the Company; (5) shares purchased by non-qualified  deferred  compensation plans and defined contribution plans; (6) shares purchased under arrangements  between the Company and organizations which make  recommendations to or permit group solicitations of its employees,  members or participants;  (7) shares purchased by employees and registered  representatives (and their parents, spouses and dependent  children) of  broker-dealer  firms if the purchase is for the purchaser's own account (or for the benefit of such individual listed  above);  and (8) shares  purchased by  participants  in certain  "wrap fee",  or asset  allocation  programs or other fee based arrangements sponsored by broker-dealers and other financial  institutions that have entered into agreements with the Distributor;  and
(9) shares  purchased for accounts  established on behalf of registered  investment  advisors or their clients by  broker-dealers  that charge a transaction fee and that have entered into agreements with the Distributor.

         In order to receive the above sales  charge  reductions  or waivers,  you must notify the Transfer  Agent of the  reduction or waiver request when you place your purchase order.  The Transfer Agent may require evidence of your  qualification  for such reductions or waivers.  Additional  information  about the above sales charge  reductions  or waivers can be obtained  from the Transfer  Agent by calling 1-800-SKANDIA.

PURCHASE OF CLASS B SHARES:

             Because in most  cases it is more  advantageous  for an  investor  to  purchase  Class A shares  for  amounts in excess of
$250,000,  a request to purchase  Class B shares for $250,000 or more will  normally be  considered  as a purchase  request for Class A shares or declined.

         Class B shares are sold at NAV per share  without an initial sales charge.  However,  if Class B shares are redeemed  within 7 years of their  purchase,  a CDSC ("Class B CDSC") will be deducted from the  redemption  proceeds.  The Class B CDSC will not apply to redemptions  of shares  purchased by the  reinvestment  of dividends or capital  gains  distributions  and may be waived under  certain circumstances  described  below.  The charge will be assessed on the  shares' NAV at the time of  purchase.  Any  increase in the share price  is not  subject  to the  CDSC.  The  Class B CDSC is paid  to the  Distributor  to  reimburse  expenses  incurred  in  providing distribution-related  services to the Fund in connection  with the sale of Class B shares.  The  Distributor  has assigned its right to receive any Class B CDSC,  as well as any  distribution  and  service  fees  discussed  below  under  "Distribution  Plans," to certain unrelated parties that provides funding for the up-front sales concession payments.

         To determine  whether the Class B CDSC applies to a redemption,  the Fund will first redeem shares acquired by reinvestment of dividends and capital gains  distributions,  and then will redeem  shares in the order in which they were  purchased  (such that shares held the longest are  redeemed  first).  The amount of the Class B CDSC will  depend on the number of years since your  investment  and the amount being redeemed, according to the following schedule:

                  Redemption During:                      Class B CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       3.0%
                  5th year after purchase                                       2.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       1.0%
                  8th year after purchase                                       None

         For purposes of  determining  the CDSC,  all purchases are considered to have been made on the first business day of the month in which the purchase was actually made.

         Waiver of Class B CDSC.  The  Class B CDSC will be waived in the  following  cases if shares  are  redeemed  and the  Transfer
Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under "Special  Investment
Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special
Investment  Programs and Privileges";  (3) redemptions  following death or post-purchase  disability (as defined by Section 72(m)(7) of the Code);  (4) the portion of a mandated  minimum  distribution  from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the  percentage  of your plan assets held in Class B shares of the Company (any  portion  greater than  mandated  minimum  distribution would be subject to CDSC);  (5) the portion of any  substantially  equal periodic  payments (as described in Section 72(t) of the Code)
equal to the percentage of your plan assets held in Class B shares of the Company;  and (6) the return of excess  contributions from an
IRA or SIMPLE IRA.

         Automatic  Conversion  of Class B  Shares.  Eight  years  after  you  purchase  Class B shares of a Fund,  those  shares  will automatically  convert  to  Class A  shares  of that  Fund.  This  conversion  feature  relieves  Class B  shareholders  of the  higher asset-based  distribution  charge that applies to Class B shares under the Class B Distribution  and Service Plan described below under
"Distribution  Plans." The conversion is based on the relative NAV of the two classes,  and no sales charge is imposed.  At the time of conversion,  a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend  Shares") will also convert to Class A shares.  The portion of Dividend Shares that will convert is determined by the ratio of your  converting  Class
B non-Dividend Shares to your total Class B non-Dividend Shares.

PURCHASE OF CLASS X SHARES:

         Class X shares are currently only offered to certain "Qualified" purchasers  (including,  but not limited to, IRAs, Roth IRAs,
Education  IRAs,  SEP IRAs,  SIMPLE  IRAs and  403(b)(7)  plans).  Any request for  "Non-Qualified"  purchases  of Class X shares up to
$250,000 will normally be considered as a purchase request for Class B shares or declined.  Any request for  "Non-Qualified"  purchases of Class X shares  above  $250,000  will be  considered  as a  purchase  request  for Class A shares or  declined.  Because  it is more advantageous  for an investor to purchase Class A shares for amounts in excess of $1,000,000,  a request to purchase Class X shares for
$1,000,000 or more will normally be considered as a purchase request for Class A shares or declined.

         Class X shares are sold at NAV per share without an initial sales charge.  In addition,  investors  purchasing  Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount invested ("Bonus  Shares").  The Distributor pays for the Bonus  Shares as part of its  services to the Funds.  The  Distributor  expects to recover the costs of  purchasing  Bonus
Shares through fees received under the Class X Distribution  and Service Plan discussed  below.  Shares  purchased by the  reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares.

         Although  Class X shares are sold without an initial  sales  charge,  if Class X shares are  redeemed  within 8 years of their purchase (7 years in the case of Class X shares  purchased  prior to August 19,  1998),  a CDSC ("Class X CDSC") will be deducted  from the redemption  proceeds.  The Class X CDSC will not apply to redemptions of Bonus Shares or shares  purchased by the  reinvestment  of dividends or capital  gains  distributions  and may be waived under certain  circumstances  described  below.  The Class X CDSC will be assessed on the NAV of the shares at the time of  purchase.  Any  increase  in the share price is not subject to the CDSC.  The Class X
CDSC is paid to the Distributor to reimburse  expenses  incurred in providing  distribution-related  services to the Fund in connection with the sale of Class X shares.  The Distributor has assigned its right to receive any Class X CDSC, as well as any  distribution  and service fees discussed  below under  "Distribution  Plans," to a third party that provides  funding for the up-front  sales  concession payments.

         To determine  whether the Class X CDSC applies to a redemption,  the Fund first  redeems  shares not subject to a CDSC (shares acquired by  reinvestment  of dividends  and capital  gains  distributions,  Bonus  Shares,  and shares held for over 8 years) and then redeems  other  shares in the order they were  purchased  (such that shares held the longest  are  redeemed  first).  The amount of the
Class X CDSC will depend on the number of years  since your  investment  and the amount  being  redeemed,  according  to the  following schedule:

                  Redemption During:                      Class X CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       4.0%
                  5th year after purchase                                       3.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       2.0%
                  8th year after purchase                                       1.0%
                  9th or 10th year after purchase                               None

         For purposes of  determining  the CDSC,  all purchases are considered to have been made on the first business day of the month in which the purchase was actually  made. In the case of Class X shares  purchased  prior to August 19, 1998,  the CDSC imposed will be
6% during the first year after  purchase,  5% during the second year,  4% during the third year,  3% during the fourth year,  2% during the fifth and sixth years, 1% during the seventh year, and none thereafter.

         Waiver of Class X CDSC.  The  Class X CDSC will be waived in the  following  cases if shares  are  redeemed  and the  Transfer
Agent is notified:  (1)  redemptions  to pay premiums for optional  insurance  coverage  described in this  Prospectus  under  "Special
Investment  Programs and Privileges";  (2) redemptions  following death or post-purchase  disability (as defined by Section 72(m)(7) of the Code);  (3) the portion of a mandated  minimum  distribution  from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the  percentage  of your plan  assets  held in Class X shares of the  Company;  (4) the  portion of any  substantially  equal  periodic payments  (as  described  in Section  72(t) of the Code)  equal to the  percentage  of your plan  assets  held in Class X shares of the
Company; and (5) the return of excess contributions from an IRA or SIMPLE IRA.

         Automatic  Conversion  of Class X Shares.  Ten years after you  purchase  Class X shares of a Fund (eight years in the case of
Class X shares  purchased  prior to August 19,  1998),  those shares will  automatically  convert to Class A shares of that Fund.  This conversion  feature relieves Class X shareholders of the higher  asset-based  distribution  charge that applies to Class X shares under the Class X Distribution  and Service Plan described below under  "Distribution  Plans." The conversion is based on the relative NAV of the two classes,  and no sales charge is imposed.  At the time of  conversion,  a portion of the Class X shares  purchased  through the reinvestment  of dividends or capital gains  ("Dividend  Shares") will also convert to Class A shares.  The portion of Dividend  Shares that will  convert is  determined  by the ratio of your  converting  Class X  non-Dividend  Shares to your total  Class X  non-Dividend
Shares.

PURCHASE OF CLASS C SHARES:

         Because it is more  advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000,  a request to purchase Class C shares for $1,000,000 or more will normally be considered as a purchase request for Class A shares or declined.

         Class C shares are sold at an offering  price equal to their NAV per share plus an initial  sales charge of 1% of the offering price (1.01% of the amount invested).  The Fund receives an amount equal to the NAV to invest for your account.

         If Class C shares are redeemed  within 12 months of the first  business day of the calendar  month of their  purchase,  a CDSC
("Class C CDSC") of 1.0% will be  deducted  from the  redemption  proceeds.  The Class C CDSC will not apply to  redemptions  of shares purchased by the  reinvestment of dividends or capital gains  distributions  and will be waived under certain  circumstances  described below.  The charge will be assessed on the NAV of the shares at the time of  purchase.  Any  increase in the share price is not subject to the CDSC. The Class C CDSC is paid to the  Distributor to reimburse its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class C shares.

         To determine  whether the Class C CDSC applies to a redemption,  the Fund will first redeem shares acquired by reinvestment of dividends and capital gains  distributions,  and then will redeem  shares in the order in which they were  purchased  (such that shares held the longest are redeemed first).

         Waiver of Class C Initial  Sales  Charge.  No initial  sales charge is imposed on  purchases  of Class C shares in  connection with the following  types of  transactions:  (1) purchases by  participants in an asset  allocation  program  sponsored by ASISI or its affiliates;  (2) purchases by SIMPLE IRAs; and (3) purchases by  employer-sponsored  retirement plans that are not eligible to purchase
Class A shares of the Funds without an initial sale charge.

         Waiver of Class C CDSC.  The  Class C CDSC will be waived in the  following  cases if shares  are  redeemed  and the  Transfer
Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under "Special  Investment
Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special
Investment  Programs and Privileges";  (3) redemptions of shares purchased under an asset allocation  program sponsored by ASISI or its affiliates;  (4)  redemptions  following  death or  post-purchase  disability  (as  defined  by  Section  72(m)(7)  of the  Code);  (5)
distributions  or loans to participants of qualified  retirement  plans and other employee benefit plans; (6) the portion of a mandated minimum  distribution  from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in
Class C shares of the Company;  (7) the portion of any  substantially  equal  periodic  payments (as  described in Section 72(t) of the
Code) equal to the  percentage  of your plan assets held in Class C shares of the Company;  and (8) the return of excess  contributions from an IRA, SIMPLE IRA or 401(k) plan

DISTRIBUTION PLANS:

         The  Company  adopted  a  Distribution  and  Service  Plan  (commonly  known as a "12b-1  Plan")  for each  Class of shares to compensate  the  Distributor  for its  services  and  costs in  distributing  shares  and  servicing  shareholder  accounts.  Under the
Distribution  and  Service  Plan for Class A  shares,  the Fund pays the  Distributor  0.50% of the  Fund's  average  daily net  assets attributable  to Class A  shares.  Under the Plans for  Class B, X and C  shares,  the Fund pays the  Distributor  1.00% of the  Fund's average  daily net assets  attributable  to the  relevant  Class of shares.  Because  these fees are paid out of a Fund's  assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

         The  Distributor  uses  distribution  and service fees received under each Plan to compensate  qualified  dealers for services provided in  connection  with the sale of shares and the  maintenance  of  shareholder  accounts.  In addition,  the  Distributor  uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares.

         In addition,  the Company had adopted a  Supplemental  Distribution  Plan under Rule 12b-1,  )the  "Supplemental  Plan").  The
Supplemental  Plan permitted the  Distributor  to receive  brokerage  commissions in connection  with purchases and sales of securities held by the  Funds,  and to use these  commissions  to  promote  the sale of  shares  of the  Company.  Under  the  Supplemental  Plan, transactions  for the  purchase  and sale of  securities  for a Fund could be directed  to certain  brokers  for  execution  ("clearing brokers") who agreed to pay part of the brokerage  commissions  received on these  transactions to the  Distributor  for  "introducing"
transactions to the clearing  broker.  In turn, the Distributor  used the brokerage  commissions  received as an introducing  broker to pay various  distribution-related  expenses,  such as advertising,  printing of sales materials,  and payments to selling  dealers.  No
Fund paid any new fees or charges  resulting from the Supplemental  Plan, nor did the brokerage  commissions paid by a Fund increase as the result of  implementation  of the  Supplemental  Plan. On June 27, 2001,  the  Supplemental  Distribution  Plan for the Company was
terminated  by the vote of the  majority of the  Directors  of the Company  who are not  interested  persons of the Company and have no direct or indirect  financial  interest in the operations of the Supplemental  Distribution Plan. Since July 2000 when the Supplemental
Distribution Plan suspended its operations, no payments have been made under the Supplemental Distribution Plan.

SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES

         Automatic  Investment Plans ("AIP").  You may make regular monthly investments through an automatic  withdrawal from your bank account ($50 minimum per Fund).  Sales charges will apply.

         Automatic  Dividend  Reinvestment.  Dividend and capital gains  distributions  can  automatically  be reinvested in additional shares at no sales charge.

         Automatic Dividend  Diversification  ("ADD").  You may automatically  reinvest dividends and capital gains  distributions paid by one Fund into shares of the same class of another Fund,  provided  that you have already met that Fund's  minimum  initial  purchase requirement.  No initial sales charge or CDSC will apply to the purchased shares.

         Dollar Cost Averaging  ("DCA").  You can set up monthly or quarterly  exchanges in amounts of $50 or more from one Fund to the same class of shares of another Fund.  You may set up more than one of these programs simultaneously.

         Systematic  Withdrawal Plan ("SWP").  You may set up monthly,  quarterly,  semi-annual or annual  redemptions from any account with a value of $5,000 or more.  You may direct a Fund to make regular  payments in fixed dollar  amounts of $50 or more,  in an amount equal to the  value of a fixed  number  of shares  (5  shares  or more) at the time of  withdrawal,  or in an  amount  equal to a fixed percentage of your Fund's  account value at the time of  withdrawal.  Any  applicable  CDSC will be waived for shares  redeemed under a
SWP (other than Class X shares held by shareholders  who first  purchased Class X shares after August 18, 1998) where:  (i) in the case of SWPs based on a fixed  dollar  amount or number of shares,  SWP  redemptions  are limited to no more than 10%  annually of your fund account value or number of shares,  respectively,  as of the date the Transfer Agent receives your SWP request;  or (ii) in the case of
SWPs based on a fixed  percentage,  each SWP  redemption  is limited to an amount that would not exceed 10% on an  annualized  basis of your fund account value at the time of withdrawal.

         Exchange  Privilege.  You may  exchange  your  shares of a Fund for shares of the same class of any other Fund.  For  complete policies governing exchanges, see this Prospectus under "How to Exchange Shares."

         Reinvestment  Privilege.  If you redeem Class A, B or X shares on which you paid an initial  sales charge or a CDSC,  you have up to 180 days to  reinvest  all or part of the  redemption  proceeds  in Class A shares  of the Funds  without  paying  another  sales charge.  If you redeem  Class C shares on which you paid an initial  sales  charge you have up to 180 days to  reinvest  all or part of the redemption  proceeds in Class C shares of the Funds without paying  another  initial sales charge.  You must ask the Transfer Agent for this privilege when you send your payment.

         Retirement  and other  Tax-Qualified  Plans.  Certain  classes of Fund shares are available as an  investment  option for your retirement  plans.  A number of  different  retirement  plans can be used by  individuals  and  employers  including  IRAs,  Roth IRAs,
Education IRAs, 529 Plans, SEP IRAs,  SIMPLE IRAs, 401 plans and 403(b)(7)  plans.  Please call  1-800-SKANDIA  for the applicable plan documents, which contain important information and applications.

         The above programs and privileges may be selected at the time of your initial investment or at a later date.

         Optional Benefits.  American Skandia Life Assurance  Corporation  ("ASLAC") -- an "affiliated person" of the Company under the
1940 Act -- intends to make certain life insurance  coverage  available to certain  persons on whose behalf shares are  purchased.  The benefits of this coverage,  which are payable at death,  will be related to the amounts paid to purchase shares and to the value of the shares held.  Therefore, coverage will terminate if all shares are redeemed.

         Purchasers of the life insurance  coverage are required to authorize  periodic  redemptions of Fund shares to pay the premiums for  such  coverage.  These  redemptions  will not be  subject  to  contingent  deferred  sales  charges,  but  will  have the same tax consequences as any other Fund redemptions.

         The life  insurance  coverage will be available to eligible  persons who enroll for the coverage  within a limited time period after shares of the Company are first held for the  person's  benefit.  In addition,  coverage  cannot be made  available  unless ASLAC knows for whose benefit  shares are purchased.  For instance,  coverage  cannot be made available for shares  registered in the name of your broker unless the broker provides ASLAC with information  regarding the beneficial  owners of such shares.  Other  restrictions on the coverage  will apply,  such as the age of the persons upon whose life the coverage is issued.  This  insurance  coverage may not be available in all states and may be subject to additional  restrictions  or  limitations  on coverage.  Purchasers of shares should also make themselves  familiar with the impact on the life coverage of purchasing  additional shares,  reinvestment of dividends and capital gains distributions and redemptions.

         Please call 1-800-SKANDIA for more information and application forms for any of the above programs and privileges.

HOW TO REDEEM SHARES

         You can arrange to take money out of your Fund  account on any business  day by  redeeming  some or all of your  shares.  Your shares will be sold at the next NAV  calculated  after your order is received  in good order.  The Company  offers you a number of ways to sell your shares,  including in writing,  by telephone,  by Automated Clearing House ("ACH") bank transfer or by wire transfer.  You can also set up a Systematic  Withdrawal  Plan to redeem  shares on a regular  basis (as described in this  Prospectus  under  "Special
Investment Programs and Privileges").

         If you hold Fund shares through a retirement  account,  call the Transfer Agent in advance for additional  information and any necessary forms.  There are special income tax withholding  requirements for distributions  from retirement plans and you must submit a withholding  form with your  request.  If your  retirement  plan  account is held for you by your  employer,  you must  arrange for the distribution request to be sent by the plan administrator or trustee.

Redeeming Shares by Mail:

         If you want to redeem your shares by mail, write a "letter of instruction" that includes the following information:

         o    Your name
         o    Fund's name
         o    Your Fund account number (from your account statement)
         o    Dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Signatures of all registered owners exactly as the account is registered
         o    Any special  requirements  or documents  requested by the Transfer  Agent to assure  proper  authorization  of the person requesting the redemption

         Send Requests by Regular Mail to:                             Send Requests by Courier or Express Mail to:

         American Skandia Advisor Funds, Inc.                          American Skandia Advisor Funds, Inc.
         P.O. Box 8012                                                 66 Brooks Drive
         Boston, Massachusetts 02266-8012                              Braintree, Massachusetts 02184

Redeeming Shares by Telephone:

         You may also  redeem  shares by  telephone  by calling  1-800-SKANDIA.  To receive  the  redemption  price  calculated  on the business day that you call,  your call must be received by the Transfer  Agent before the close of the NYSE that day, which is normally
4:00 P.M.  Eastern Time.  Shares held in  tax-qualified  retirement  plans may not be redeemed by telephone.  You may have a check sent to the address on the account  statement,  or, if you have linked your Fund  account to your bank  account,  you may have the  proceeds transferred to that bank account.

         Telephone  Redemptions Paid By Check.  You may make one redemption  request by telephone in any 7-day period for any amount up to  $50,000.  The check must be payable to all  owners of record of the  shares and must be sent to the  address on the  account.  This service is not available within 30 days after changing the address on an account.

         Telephone  Redemptions Through Bank-Linked  Accounts.  If you have selected this option on your account  application,  you may link your Fund account to your  designated  bank account  electronically.  You can redeem Fund shares in amounts as little as $50 or as much as $50,000  using the ACH  network  to have  funds  transferred  to your bank  account.  Normally,  the  transfer  to your bank is initiated on the business day after the redemption.

Redeeming Shares Through Your Broker:

         The  Distributor  has made  arrangements  to redeem Fund shares upon orders from  brokers on behalf of their  customers at the offering price next determined after receipt of the order.  Brokers may charge for this service.

CHECKWRITING:

         After completing the appropriate  authorization  form, holders of Class A and Class C shares of the ASAF Money Market Fund may redeem  those  shares  by check.  You must own  shares of the Fund with a total  value of at least  $5,000 in order to  establish  this checkwriting  option for your account,  and checks must be written for at least $500.  Shareholders  with joint  accounts may authorize each owner to write  checks.  The person to whom a check is made  payable  may cash or deposit it in the same way as an  ordinary  bank check.

         Of course,  checks  cannot be paid if they are written for more than the account  value of your ASAF Money Market Fund shares.
To avoid dishonor of checks due to  fluctuations  in account value,  shareholders  are advised  against  redeeming all or most of their account by check.  You may not write a check that would  require the Fund to redeem  shares  that were  purchased  by check  within the prior 15 days.  There is presently no charge for  checkwriting  privileges,  but the Fund or the Transfer Agent may impose such charges in the future or may modify or terminate the privilege.  Any applicable CDSC will be deducted when a check is paid.

ADDITIONAL INFORMATION:

         To protect you and the Funds from fraud,  redemption  requests  must be in writing and must  include a signature  guarantee in the  following  situations  (the  Company  or the  Transfer  Agent may  require a  signature  guarantee  in other  situations  at their discretion):

         o    You wish to redeem more than $50,000 worth of shares and receive a check
         o    A redemption check is not payable to all shareholders listed on the account statement
         o    A redemption check is not sent to the address of record on your statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are redeemed by someone other than the owners (such as an Executor)

         The Transfer  Agent may delay  forwarding a check or  processing  a payment via  bank-linked  account for the sale of recently purchased  shares,  but only until the purchase  payment has cleared.  Such delay may be as long as 15 calendar  days from the date the shares were  purchased,  and may be avoided if you purchase shares by certified  check.  You may be charged a fee of up to $10 for wire transfers of redemption proceeds, which will be deducted from such proceeds.  There is no fee for ACH wire transfers.

         If you have any  questions  about  any of the  above  procedures,  and  especially  if you are  redeeming  shares in a special situation, such as due to the death of the owner or from a retirement plan, please call 1-800-SKANDIA for assistance.

HOW TO EXCHANGE SHARES

..........Except as described  below,  shares of a Fund may be exchanged for shares of the same class of other Funds at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase of shares of another
Fund.  Shares are  normally  redeemed  and  purchased in the  exchange  transaction  on the  business  day on which the Transfer  Agent receives  an  exchange  request  that is in proper  form,  if the  request is  received  by the close of the NYSE that day.  You should consider the differences in investment  objectives and expenses  between the Funds before making an exchange.  Exchanges may be taxable transactions and may be subject to special tax rules about which you should consult your tax adviser.

..........You may  exchange  your Fund  shares  (other than Class A shares of the ASAF Money  Market  Fund) for shares of any other Fund without a sales  charge.  If you  exchange  such shares for shares of another  Fund,  any  applicable  CDSC and the date for  automatic conversion  of Class B and Class X shares to Class A shares will be  calculated  based on the date on which you  acquired  the original shares.  Investors will not receive Bonus Shares on Class X shares obtained through an exchange.

..........Exchanges  of Class A shares of the ASAF  Money  Market  Fund on which an initial  sales  charge has not been paid for Class A shares of any other Fund are subject to the initial  sales  charge  applicable  to the other Fund.  Class A shares of the Money  Market
Fund acquired by exchange of Class A shares of another Fund are exchanged at NAV.

..........Exchanges  may be  requested  in writing,  by telephone or by other means  acceptable  to the  Company.  For written  exchange requests  you should  submit a letter of  instruction,  signed by all owners of the account,  to the  Transfer  Agent at P.O. Box 8012,
Boston, Massachusetts 02266-8012.  To initiate a telephone exchange, you should call 1-800-SKANDIA.

..........All exchanges are subject to the following restrictions:

o        You may exchange only between Funds that are registered in the same name, address and taxpayer identification number.

         o    You may only exchange for shares of the same class of another Fund.

         o    You must meet the minimum purchase requirements for the Fund you purchase by exchange.

         The Company may refuse or delay  exchanges by any person or group if, in the Investment  Manager's  judgment,  a Fund would be unable to invest  the  money  effectively  in  accordance  with its  investment  objective  and  policies,  or a Fund  would  otherwise potentially  be  adversely  affected.  Exchanges  may be subject to  certain  limitations  and are  subject to the  Company's  policies concerning  excessive  trading  practices,  which are policies  designed to protect the funds and their  shareholders  from the harmful effect of frequent exchanges and active market timing.  These limitations and market-timing policies are described below.

         The Company does not permit  market-timing.  Frequent trading of Fund shares, often in response to short-term  fluctuations in the market,  also known as  "market-timing",  is not  permitted.  Short-term  or  excessive  trading  into and out of a Fund may harm a
Fund's  performance by disrupting  portfolio  management  strategies and by increasing  expenses.  These expenses are borne by all Fund shareholders,  including  long-term  investors  whose  investment  activities  do not generate  such costs.  If you engage in excessive exchange  activities and  market-timing,  the Company may suspend or terminate your trading  privileges.  With respect to the following
Funds,  the Company may delay the purchase and sale of shares  being traded in an exchange for up to fifteen (15)  business  days if it determines that a Fund would be materially  disadvantaged by the immediate  transfer of exchange  proceeds:  ASAF Strong  International
Equity Fund, ASAF William Blair  International  Growth Fund, ASAF American Century  International  Growth Fund, ASAF DeAM International
Equity Fund, ASAF PBHG Small-Cap  Growth Fund, ASAF DeAM Small-Cap  Growth Fund, ASAF Gabelli  Small-Cap Value Fund, ASAF Goldman Sachs
Mid-Cap Growth Fund, ASAF Neuberger  Berman Mid-Cap Growth Fund,  ASAF Neuberger  Berman Mid-Cap Value Fund and the ASAF Federated High
Yield Bond Fund.  These  policies  will not affect  shareholder  redemption  rights.  We will  provide  written  notice to you prior to implementing this policy.

DETERMINATION OF NET ASSET VALUE

..........The net asset  value  ("NAV")  per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE (which is normally  4:00 p.m.  Eastern Time) on each business day (as  previously  defined under "How to Buy Shares:  Purchase
Orders") by dividing  the value of the Fund's  total  assets  attributable  to a class,  less any  liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund (except the ASAF Money Market Fund) are valued on the basis of market  quotations.  However,  in certain  circumstances  where market  quotations are not readily available or where market quotations for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to accurately  reflect their fair value.  The assets of the ASAF Money Market Fund are valued by the  amortized  cost method,  which is intended to  approximate  market  value.  Because NAV is  calculated  and  purchases  may be made only on  business  days,  and because securities  traded on foreign  exchanges may trade on other days,  the value of a Fund's  investments  may change on days when you will not be able to purchase or redeem shares.

SHAREHOLDER ACCOUNT RULES AND POLICIES

         o    The  offering  of any class of Fund  shares may be  suspended  when the  determination  of NAV is  suspended,  and may be suspended or terminated by the Directors of the Company at any time they believe it is in a Fund's best interest to do so.

         o    Telephone  transaction  privileges or privileges using  electronic  means for purchases,  redemptions or exchanges may be modified,  suspended or terminated by a Fund at any time.  If an account has more than one owner,  the Fund and the Transfer  Agent may rely on the  instructions  of any one of the owners or the dealer  representative  of record for the account unless an owner  instructs the Transfer  Agent  otherwise.  The Transfer  Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other  procedures to confirm that  telephone or electronic  instructions  are genuine.  If the Company does not use  reasonable procedures,  the Company or its agents may be liable for losses due to  unauthorized  transactions,  but  otherwise  the Company or its agents will not be liable for losses or expenses  arising out of telephone  instructions or instructions  received by electronic  means that they reasonably  believe to be genuine.  If you are unable to reach the Transfer Agent during periods of unusual market  activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o    Purchase,  redemption or exchange  requests will not be honored until the Transfer Agent receives all required  documents in proper form.

         o    In certain  instances,  purchase,  redemption and exchange requests received by the Transfer Agent from a dealer or other intermediary  after the close of  trading  on a  business  day or on the next  business  day will be  effected  at the  offering  price calculated  as of the close of trading on the first  business day if the dealer or  intermediary  received the order prior to the close of trading on the first business day and has been authorized by the Company to transmit such requests at the later time.

         o    There are no share certificates for the Company's shares.

         o    Dealers that can perform account  transactions for their clients through the National Securities Clearing Corporation are responsible  for obtaining  their clients'  permission to do so and are  responsible  to their clients if they perform any  transaction erroneously or improperly.

         o    All purchases must be made in U.S.  dollars and checks must be drawn on U.S.  banks.  You may not purchase  shares with a third-party check.

         o    Payment for redeemed shares is ordinarily  forwarded  within 7 calendar days after the business day on which the Transfer
Agent  receives the  redemption  request in proper form.  Payment will be forwarded  within 3 business days for accounts  registered in the name of a dealer.  Redemptions  may be  suspended  or payment  dates  postponed  when the NYSE is closed  (other  than  weekends or holidays), when trading is restricted or as permitted by the Securities and Exchange Commission.

         o    A Fund may redeem small  accounts  without a shareholder  request if the account value has fallen below $500 and at least
30 days  notice has been given to the  shareholder.  No CDSC will be charged on such  redemptions.  The Company  reserves  the right to impose a fee on accounts with account values less than $500.

         o    Under unusual  circumstances shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio of securities.

         o    "Backup  withholding"  of  Federal  income  tax may be  applied  at the rate of 31%  from  dividends,  distributions  and redemption  proceeds  (including  exchanges) if you fail to furnish the Fund a Social Security or Employer  Identification  Number when you sign your application, or if you violate Internal Revenue Service regulations on the reporting of income.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER:

         American  Skandia  Investment  Services,  Incorporated  ("ASISI,"  as  previously  defined),  One  Corporate  Drive,  Shelton,
Connecticut  06484,  acts as investment  manager to each of the Funds pursuant to separate  investment  management  agreements with the
Company,  respectively (the "Management  Agreements").  In addition to serving as investment  manager to the Company,  ASISI has served since 1992 as the  investment  manager to American  Skandia  Trust,  an  investment  company  whose  shares are made  available to life insurance companies writing variable annuity contracts and variable life insurance policies.

         The Management  Agreements  provide that ASISI will furnish each Fund with  investment  advice and  investment  management and administrative  services  subject to the  supervision  of the Directors of the Company,  and in conformity  with the stated  investment objectives,  policies and  limitations of the applicable  Fund. The Investment  Manager is responsible for monitoring the activities of the  Sub-advisors  it engages to manage the Funds and  reporting on such  activities to the  Directors of the Company.  The  Investment
Manager  must also  provide,  or  obtain  and  supervise,  the  executive,  administrative,  accounting,  custody,  transfer  agent and shareholder servicing services that are deemed advisable by the Directors.

         The Company and ASISI have obtained an exemption  from the  Securities  and Exchange  Commission  that permits ASISI to change sub-advisors for a Fund and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.  Any such  Sub-advisor  change would continue to be subject to approval by the Board of Directors of the Company.  This exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar  manner as the Company) is intended to facilitate the efficient supervision and management of the Sub-advisors by ASISI and the Directors of the Company.

         On December 19, 2002,  Skandia  Insurance Company Ltd. (publ),  the ultimate parent of the ASISI,  announced that it reached a definitive agreement with Prudential  Financial,  Inc.  ("Prudential") to sell American Skandia,  Inc. and its subsidiaries,  including
ASISI.  Founded in 1875,  Prudential is a publicly held financial  services  company  primarily  engaged in providing  life  insurance, property  and casualty  insurance,  mutual  funds,  annuities,  pension and  retirement  related  services  and  administration,  asset management,  securities  brokerage,  banking and trust services,  real estate brokerage  franchises and relocation services through its wholly-owned subsidiaries.  As of September 30, 2002, Prudential subsidiaries managed approximately $533 billion in assets.

         The transaction, anticipated to close during the 2nd quarter of 2003, is subject to the satisfaction of a number of closing conditions, including each Fund obtaining the approval of its Board of Directors and its shareholders with respect to new Management
Agreements and sub-advisory agreements.

         Prudential and American  Skandia do not  anticipate  that the portfolio  management or the  day-to-day  operation of the Funds will be adversely impacted as a result of the transaction.

THE SUB-ADVISORS:

         ASISI  currently  engages the following  Sub-advisors  to manage the  investments  of each Fund in accordance  with the Fund's investment objective,  policies and limitations and any investment  guidelines  established by the Investment Manager. Each Sub-advisor is responsible,  subject to the supervision and control of the Investment Manager,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Unless otherwise noted,  each portfolio  manager listed below has managed his or her respective  Fund's  investment  portfolio since its inception.

         Alliance Capital Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York, NY 10105, serves as Sub-advisor for the ASAF Alliance  Growth Fund and ASAF  Alliance  Growth and Income Fund and for the portion of the ASAF  Alliance/Bernstein  Growth +
Value Fund invested in growth stocks.  Alliance is a leading global investment  adviser  supervising  client accounts with assets as of
December 31, 2002 totaling more than $386 billion.

         The  individuals  primarily  responsible  for the  management of the ASAF Alliance  Growth Fund are Alfred  Harrison,  Syed J.
Hasnain and James G. Reilly.  Mr. Harrison and Mr. Reilly have been managing the Fund since Alliance  became the Fund's  Sub-advisor in
May 2000.  Mr.  Hasnain has been  managing the Fund since April 2002.  Mr.  Harrison is Vice  Chairman of Alliance  Capital  Management
Corporation  ("ACMC"),  the sole general  partner of Alliance,  and has been  associated  with Alliance  since 1978.  Mr.  Hasnain is a
Senior Vice  President,  U.S. Large Cap Portfolio  Manager and member of the Global Large Cap Growth Equity Team. He joined Alliance in
1994 after working as a strategist  with Merrill Lynch Capital  Markets.  Mr. Reilly is Executive  Vice  President of ACMC and has been associated with Alliance since 1984.

         Paul Rissman and Frank Caruso have been primarily  responsible  for the management of the ASAF Alliance Growth and Income Fund since  Alliance  became the Fund's  Sub-advisor in May 2000. Mr. Rissman has been Senior Vice President of ACMC since 1994 and has been associated with Alliance since 1989.  Mr. Caruso is a Senior Vice President of ACMC and has been associated with Alliance since 1994.

         Day to day  investment  decisions for the growth portion of the ASAF  Alliance/Bernstein  Growth +Value Fund have been made by
Alfred Harrison,  Stephanie Simon and Dan Nordby since the Fund commenced  operations.  Seth J. Masters,  Chief Investment  Officer for
Style Blend Services,  has overall  responsibility  for rebalancing and  administration of the growth and value components of the Fund.
Mr.  Harrison is Vice Chairman of ACMC,  and has been  associated  with  Alliance  since 1978.  Ms. Simon is Senior Vice  President and
Large Cap  Portfolio  Manager and joined ACMC in 1998 after serving as Chief  Investment  Officer for Sargent  Management  Company from
1996 to 1998.  Mr.  Nordby,  Senior Vice  President,  has been with Alliance  since 1996. Mr. Masters has been with Alliance and, prior to that,  Sanford C. Bernstein & Co., since 1991 and is the chairman of the firm's US and Global Style Blend  Investment  Policy Groups and a member of the Bernstein Global, International and Emerging Markets Value Investment Policy Group.

         American  Century  Investment  Management,  Inc.  ("American  Century")  serves as Sub-advisor  for the ASAF American  Century
International  Growth Fund and the ASAF American  Century  Strategic  Balanced  Fund.  American  Century,  located at American  Century
Towers,  4500 Main Street,  Kansas City, Missouri 64111, has been providing  investment  advisory services to investment  companies and institutional  clients since 1958. As of December 31, 2002,  American Century and its affiliates managed assets totaling  approximately
$72 billion.

         American Century utilizes a team of portfolio  managers,  assistant  portfolio managers and analysts acting together to manage the assets of the ASAF American Century International Growth Fund and the ASAF American Century Strategic Balanced Fund.

         The portfolio  manager  members of the portfolio team  responsible for management of the ASAF American  Century  International
Growth Fund are Keith Creveling,  Henrik Strabo and Mark S. Kopinski.  Keith  Creveling,  Portfolio  Manager,  has been a member of the team that manages the Fund since April,  2002. He joined American  Century in 1999 as an analyst.  Prior to that, Mr.  Creveling was an analyst at Fiduciary Trust Company  International  from September 1996 until September 1999.  Henrik Strabo joined American  Century in
1993 as an  investment  analyst,  has been a portfolio  manager  member of the  international  team since 1994 and has managed the Fund since  American  Century  became the Fund's  Sub-advisor  in May 2000.  Mark S.  Kopinski,  Vice  President and  Portfolio  Manager for
American  Century,  rejoined  American  Century in April 1997 and has  co-managed  the Fund since  American  Century  became the Fund's
Sub-advisor.  From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc.

         The portfolio  manager members of the portfolio team  responsible  for the day-to-day  management of the equity portion of the
ASAF American Century Strategic  Balanced Fund are John  Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler,  William Martin and Thomas P.
Vaiana.  Mr.  Schniedwind  is Senior Vice President and Group Leader --  Quantitative  Equity for American  Century,  and has been with
American  Century since 1982. Mr.  Borgwardt is Vice  President,  Portfolio  Manager and Director of  Quantitative  Equity Research for
American  Century,  and has been with American  Century since 1990.  Mr. Tyler,  Senior Vice  President and Portfolio  Manager,  joined
American  Century in 1988. Mr. Martin,  Vice  President and Senior  Portfolio  Manager,  joined  American  Century in 1989. Mr. Vaiana,
Portfolio  Manager,  has been a member of the team that manages the Fund since  February 2001. He joined  American  Century in February
1997 as a Credit  Analyst and was promoted to Portfolio  Manager in August 2000.  The fixed income  portion of the Fund is managed by a team of portfolio  managers with  expertise in different  areas of fixed income  investing.  The portfolio  manager  leader of the team responsible  for the  day-to-day  management  of the fixed income  portion of the Fund is Brian  Howell.  Mr.  Howell  joined  American
Century in 1987 as a research analyst and was promoted to his current position as portfolio manager in January 1994.

         Deutsche Asset Management,  Inc. ("DAMI"),  345 Park Avenue, New York, New York 10154, serves as Sub-advisor for the ASAF DeAM
International  Equity Fund, the ASAF DeAM Small-Cap  Growth Fund, the ASAF DeAM Large-Cap Growth Fund and the ASAF DeAM Large-Cap Value
Fund.  DAMI was founded in 1838 as Morgan  Grenfell  Inc. and has provided  asset  management  services  since 1953. As of December 31,
2002, as part of Deutsche Asset  Management  group  ("DeAM"),  DAMI managed  approximately  $90.3.7 billion of DeAM's $389.3 billion in assets.

         David Koziol and Michael  Patchen are the  co-portfolio  managers for the ASAF DeAM  International  Equity Fund, the ASAF DeAM
Small-Cap  Growth Fund, the ASAF DeAM  Large-Cap  Growth Fund and the ASAF DeAM  Large-Cap  Value Fund.  They have been involved in the management of the ASAF DeAM Small-Cap  Growth Fund since DAMI became the Fund's  sub-advisor in December 2001.  They have been involved in the  management  of the ASAF  DeAM  Large-Cap  Growth  Fund and the ASAF  DeAM  Large-Cap  Value  Fund  since  each  Fund  commenced operations.  The have been  involved  in the  management  of the ASAF DeAM  International  Equity  Fund  since  DAMI  became the Fund's sub-advisor in May 2002. Mr. Koziol,  CFA,  Director and Head of Global  Quantitative  Equities,  joined DAMI in 2001 as Head of Global
Quantitative  Equity  Research  and  International  Portfolio  Manager  after 6 years of  experience  as a  Principal  in the  Advanced
Strategies  and  Research  Group at Barclays  Global  Investors,  where he  developed  quantitative  equity fixed income and hedge fund products,  and as an  investment  banker at Salomon  Brothers.  Mr.  Patchen,  Vice  President and Head of Global  Quantitative  Equity
Portfolio  Management,  is  responsible  for  managing  a  variety  of  global  mandates  covering  both  traditional  accounts  and  a market-neutral  hedge fund.  Mr.  Patchen  joined DAMI in 2000 with four years of  experience  managing  global  quantitative  mandates including hedge funds and separate accounts at AQR Capital Management and Goldman Sachs Asset Management.

         Federated Investment  Counseling  ("Federated  Investment") serves as Sub-advisor for the ASAF Federated High Yield Bond Fund.
Federated Investment,  located at Federated Investors Tower, Pittsburgh,  Pennsylvania 15222-3779, was organized as a Delaware business trust in 1989.  Federated  Investment and its affiliates serve as investment  advisors to a number of investment  companies and private accounts.  As of December 31, 2002, total assets under management or administration by Federated and its affiliates were $232 billion.

         The portfolio  managers  responsible  for the  day-to-day  management of the Fund are Mark E. Durbiano and Nathan H. Kehm. Mr.
Durbiano,  who has managed the Fund since it commenced  operations in 1994,  joined Federated  Investment's  parent company in 1982 and has been a Senior Vice  President of an affiliate  of Federated  Investment  since  January  1996.  Mr. Kehm,  who has managed the Fund since  December  2001,  joined  Federated in December 1997 as an Investment  Analyst.  He was promoted to Assistant  Vice President and
Senior  Investment  Analyst  in  January  1999 and to Vice  President  in January  2001.  Mr.  Kehm  served as a  Relationship  Manager structuring financing transactions with Mellon Bank, N.A. from August 1993 to December 1997.

         Fred Alger  Management,  Inc.  ("Alger"),  111 Fifth Avenue,  New York,  NY 10003,  serves as  Sub-advisor  for the ASAF Alger
All-Cap  Growth Fund.  Alger has been an  investment  advisor  since 1964,  and as of December  31, 2002 managed  mutual fund and other assets totaling approximately $8.4 billion.

         Fred M. Alger III is the key strategist for the Fund,  overseeing the  investments of the Fund. Mr. Alger,  who founded Alger, has served as Chairman of the Board since 1964, and co-managed all of Alger's  portfolios  prior to 1995.  David Hyun is the individual responsible  for the  day-to-day  management  of the Fund and has served in that  capacity  since  September  2001.  Mr.  Hyun has been employed by Alger as an Executive  Vice  President  since  September  2001,  prior to which he was employed by Alger as an analyst from
1991 until 1997, as a Senior Vice  President and portfolio  manager from 1997 until June 2000,  and a portfolio  manager at Oppenheimer
Funds from June 2000 until September 2001.

         Due to the impact on Alger as a result of the World Trade Center  destruction on September 11, 2001,  Massachusetts  Financial
Services Company acted as interim  Sub-Sub-advisor  in conjunction with Alger for the ASAF Alger All-Cap Growth Fund from September 17,
2001 through December 9, 2001.  Effective December 10, 2001, Alger resumed the role as the sole Sub-advisor for the Fund.

         GAMCO Investors, Inc. ("GAMCO"),  with principal offices located at One Corporate Center, Rye, New York 10580-1434,  serves as
Sub-advisor  to the ASAF Gabelli  Small-Cap  Value Fund and the ASAF Gabelli  All-Cap  Value Fund.  GAMCO managed  approximately  $9.97 billion in assets as of December 31, 2002 and is a wholly-owned subsidiary of Gabelli Asset Management Inc.

         Mario J. Gabelli,  CFA, is primarily  responsible for the day-to-day  management of the ASAF Gabelli  Small-Cap Value Fund and the ASAF  Gabelli  All-Cap  Value Fund.  Mr.  Gabelli has managed the ASAF Gabelli  Small-Cap  Value Fund since GAMCO became the Fund's
Sub-advisor  and has managed the ASAF Gabelli  All-Cap Value Fund since its  inception.  Mr. Gabelli has been Chief  Executive  Officer and Chief Investment Officer of GAMCO and its predecessor since the predecessor's inception in 1978.

         Goldman Sachs Asset Management  ("Goldman Sachs"), a unit of the Investment  Management  Division ("IMD") of Goldman,  Sachs &
Co., 32 Old Slip, New York,  New York 10005,  serves as Sub-advisor  for the ASAF Goldman Sachs  Concentrated  Growth Fund and the ASAF
Goldman Sachs Mid-Cap Growth Fund.  Goldman Sachs,  along with other units of IMD,  managed  approximately  $329.6 billion in assets as of December 31, 2002.

         The portfolio managers  responsible for the day-to-day  management of the ASAF Goldman Sachs Concentrated  Growth Fund and the
  ASAF Goldman Sachs Mid-Cap Growth Fund since Goldman Sachs became each Fund's Sub-advisor in November 2002 are Herbert Ehlers,  David
  Shell, CFA, Steven M. Barry, Gregory H. Ekizian, CFA, Kenneth Berents,  Ernest C. Segundo, Jr., CFA, Andrew F. Pyne, Scott Kolar, CFA
  and Mark D. Shattan.  Mr. Ehlers began his  investment  careet in the 1960s and is a Managing  Director/Partner  of Goldman,  Sachs &
  Co. He is the Chief Investment  Officer for the Growth Team. He served as CEP of Liberty Investment  Management  ("Liberty") prior to
  Goldman Sachs'  acquisition of Liberty in 1997. Mr. Ehlers joined Liberty's  predecessor firm, Eagle Asset  Management,  in 1980. Mr.
  Shell,  Mr. Barry and Mr.  Ekizian are Co-Chief  Investment  Officers and senior  portfolio  managers for the Growth Team.  Mr. Shell served as a senior portfolio  manager at Liberty prior to Goldman Sachs'  acquisition of Liberty and had been employed by Liberty and its predecessor firm since 1987. Mr. Ekizian served as a senior portfolio  manager at Liberty prior to Goldman Sachs'  acquisition of
  Liberty and had been employed by Liberty and its predecessor  firm since 1990.  Prior to joining Goldman Sachs in 1999, Mr. Barry was a portfolio  manager at Alliance Capital  Management  where he served for eleven years.  Mr. Berents is a senior  portfolio  manager.
  Prior to joining  Goldman  Sachs in 2000,  he served for seven years as Managing  Director  and  Director of Research for First Union
  Securities,  Inc. Mr. Segundo is a senior portfolio manager.  Prior to Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior  portfolio  manager at Liberty and had been with Liberty and its predecessor firm since 1992. Mr. Pyne is a senior portfolio manager and joined the firm in 1997.  Mr.  Kolar is a  portfolio  manager  and has been with the firm since  1994.  Mr.  Shattan is a portfolio  manager and joined the firm in 1999.  From 1997 to 1999,  Mr.  Shattan was an equity  research  analyst for Salomon  Smith
  Barney.

         INVESCO Funds Group, Inc.  ("INVESCO")  serves as Sub-advisor for the ASAF INVESCO  Technology Fund, ASAF Health Sciences Fund
and the ASAF INVESCO Capital Income Fund.  INVESCO,  located at 4350 South Monaco Street,  Denver,  Colorado 80237,  was established in
1932.  AMVESCAP  PLC,  the parent of INVESCO,  is one of the largest  independent  investment  management  businesses  in the world and managed over $332.6 billion of assets as of December 31, 2002.

         The portfolio manager  responsible for the day-to-day  management of the ASAF INVESCO  Technology Fund is William R. Keithler,
CFA. Mr.  Keithler  joined  INVESCO in January 1999 and is a Senior Vice President of INVESCO.  From 1993 until 1998, Mr.  Keithler was a portfolio manager with Berger Associates, Inc.

         The  portfolio  managers  responsible  for the  day-to-day  management of the ASAF INVESCO  Health  Sciences Fund is Thomas R.
Wald.  Mr. Wald joined INVESCO in January 1997 and is a Vice President of INVESCO.

         The portfolio  managers  responsible  for the  day-to-day  management of the ASAF INVESCO  Capital  Income Fund are Charles P.
Mayer,  Portfolio  Co-Manager,  and Robert (Bob)  Hickey,  Portfolio  Co-Manager.  Mr. Mayer has served as  Co-Manager of the Portfolio since April 1993.  Mr.  Mayer began his  investment  career in 1969 and is now a director and a senior vice  president of INVESCO.  Mr.
Hickey,  who recently  joined INVESCO as vice president,  had been the director of corporate  bonds for Van Kampen  Investments and had been affiliated with Van Kampen since 1988.

         Marsico Capital  Management,  LLC ("Marsico  Capital"),  1200 Seventeenth  Street,  Suite 1300,  Denver,  CO 80202,  serves as
Sub-advisor  for the ASAF  Marsico  Capital  Growth Fund.  Thomas F. Marsico has primary  responsibility  for  management  of the Fund.
Marsico  Capital,  a registered  investment  advisor  formed in 1997,  became a wholly  owned  indirect  subsidiary  of Bank of America
Corporation  in January 2001.  Marsico  Capital  provides  investment  advisory  services to mutual funds and other  institutions,  and handles  separately  managed accounts for individuals,  corporations,  charities and retirement plans. As of December 31, 2002, Marsico
Capital managed approximately $14.8 billion in assets.

         The portfolio  managers  responsible for management of the ASAF Marsico Capital Growth Fund are Thomas F. Marsico and James A.
Hillary.  Mr. Marsico,  Chairman and Chief Investment  Officer,  founded Marsico Capital in 1997. Prior to that, he served as portfolio manager for Janus Capital  Corporation from 1986 until 1997. Mr. Hillary,  Portfolio  Manager and Senior Analyst,  is a founding member of Marsico Capital.  Prior to joining Marsico Capital in 1997, he was a portfolio manager at W.H. Reaves.

         Massachusetts  Financial  Services  Company ("MFS") serves as Sub-advisor for the ASAF MFS Growth with Income Fund. MFS, which is located at 500 Boylston Street,  Boston,  Massachusetts 02116, and its predecessor  organizations have a history of money management dating from 1924.  As of December 31,  2002,  the net assets under the  management  of the MFS  organization  were  approximately  $112 billion.

         The Fund is  managed  by a  committee  comprised  of various  portfolio  managers  under the  general  supervision  of John D.
Laupheimer  and Brooks  Taylor.  Mr.  Laupheimer  is a Senior Vice  President  of MFS, and has been  employed by MFS in the  investment management  area since 1981.  Mr. Taylor is a Vice  President of MFS, and has been employed by MFS in the  investment  management  area since 1996.  Mr.  Laupheimer  has  supervised  the  management  of this Fund since its  inception  and Mr.  Taylor joined the portfolio management team in August 2001.

         Neuberger Berman Management Inc. ("NB Management"),  605 Third Avenue, New York, NY 10158,  serves as sub-advisor for the ASAF
Neuberger  Berman Mid-Cap Growth Fund and the ASAF Neuberger  Berman Mid-Cap Value Fund. NB Management and its  predecessor  firms have specialized in the management of mutual funds since 1950.  Neuberger Berman, LLC ("Neuberger  Berman"),  an affiliate of NB Management, acts as a principal  broker in the purchase  and sale of portfolio  securities  for the Funds for which it serves as  Sub-advisor,  and provides NB  Management  with certain  assistance in the  management  of the Funds without added cost to the Funds or ASISI.  Neuberger
Berman and its affiliates manage  securities  accounts,  including mutual funds,  that had approximately  $56.1 billion of assets as of
December 31, 2002.

         Kenneth K. Turek is primarily  responsible  for the day-to-day  management of the ASAF  Neuberger  Berman Mid-Cap Growth Fund.
Mr. Turek has managed or co-managed  two equity mutual funds and other equity  portfolios for several other  investment  managers since
1985.  He is also a Managing Director of the Neuberger Berman.

         Robert I. Gendelman is primarily  responsible for the day-to-day  management of the ASAF Neuberger  Berman Mid-Cap Value Fund.
Mr.  Gendelman  has been with NB  Management  since 1994,  where he is currently a Vice  President.  He is also a Managing  Director of
Neuberger Berman.

         Pacific  Investment  Management  Company LLC ("PIMCO") serves as Sub-advisor for the ASAF PIMCO Total Return Bond Fund. PIMCO, located at 840 Newport Center Drive,  Suite 300,  Newport Beach,  California  92660, is an investment  counseling firm founded in 1971.
As of December 31, 2002, PIMCO had approximately $304.6 billion of assets under management.

         William H. Gross,  Managing  Director,  Chief Investment Officer and founding partner of PIMCO has, since the inception of the
Fund, led a portfolio management team responsible for developing and implementing the fund's investment strategy.

         Pilgrim Baxter & Associates,  Ltd.  ("Pilgrim  Baxter"),  1400 Liberty Ridge Drive,  Wayne, PA 19087 serves as Sub-advisor for the ASAF PBHG  Small-Cap  Growth Fund.  Founded in 1982,  Pilgrim  Baxter  serves as investment  advisor to the PBHG Funds,  as well as advisor or sub-advisor to some of the country's  largest  pension and  profit-sharing  plans,  charitable  institutions,  corporations, trusts and other investment companies.  As of December 31, 2002, Pilgrim Baxter managed assets worth in excess of $8.6 billion.

         The portfolio  managers  responsible for management of the ASAF PBHG Small-Cap  Growth Fund are James M. Smith, CFA and Jerome
J.  Heppelmann,  CFA.  They have managed the Fund since Pilgrim  Baxter  became the Fund's  Sub-advisor  in September  2001.  Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 21 years of equity portfolio  management  experience.  Mr. Heppelmann joined Pilgrim Baxter in 1994 and has been a member of its equity investments team since 1997.

         ProFund Advisors LLC ("ProFund"),  7501 Wisconsin Avenue, 10th Floor, Bethesda,  Maryland 20814, serves as Sub-advisor for the
ASAF ProFund Managed OTC Fund.  As of December 31, 2002, ProFund managed approximately $3.1 billion in net assets.

         The ASAF ProFund  Managed OTC Fund is managed by an Investment  Committee.  Dr.  William  Seale is the Committee  Chairman and
has been managing the Fund since it commenced operations.  He joined ProFund in 1997.

         Sanford C.  Bernstein & Co., LLC  ("Bernstein"),  767 Fifth Avenue,  New York, New York 10153,  serves as Sub-advisor  for the
ASAF  Sanford  Bernstein  Core  Value  Fund,  the ASAF  Sanford  Bernstein  Managed  Index  500 Fund  and for the  portion  of the ASAF
Alliance/Bernstein  Growth + Value Fund  invested  in value  stocks.  Bernstein  is an  indirect  wholly-owned  subsidiary  of Alliance
Capital  Management,  L.P.  ("Alliance")  and  management  of the Funds are  conducted  by  Bernstein  with the  investment  management assistance of the Bernstein  Investment  Research and Management unit (the "Bernstein  Unit") of Alliance.  The Bernstein Unit services the former  investment  research and  management  business of Sanford C.  Bernstein & Co.,  Inc., a registered  investment  advisor and broker/dealer acquired by Alliance in October 2000 that managed value-oriented investment portfolios since 1967.

         Day-to-day  investment management decisions for the value portion of the ASAF  Alliance/Bernstein  Growth + Value Fund and the
ASAF Sanford  Bernstein Core Value Fund will be made by Lewis A. Sanders and Marilyn  Goldstein  Fedak. Mr. Sanders is the Chairman and
a Director of Bernstein  since  September  2000 and is a Vice Chairman,  Chief  Investment  Officer and a Director of Alliance  Capital
Management  Corporation  since October 2000. Mr. Sanders  previously  served as Chairman of the Board of Directors and Chief  Executive
Officer of Sanford C. Bernstein & Co., Inc. since 1993.  Ms. Fedak has been an Executive Vice President and Chief  Investment  Officer-
U.S.  Value  Equities of Alliance  since  October  2000 and prior to that Chief  Investment  Officer  and  Chairman of the U.S.  Equity
Investment Policy Group at Sanford C. Bernstein & Co, Inc. since 1993.

         Day-to-day  investment  management decisions for the ASAF Sanford Bernstein Managed Index 500 Fund will be made by Bernstein's
Investment Policy Group for Structured  Equities,  which is chaired by Steven  Pisarkiewicz.  Mr. Pisarkiewicz joined Bernstein in 1989 and assumed his current  position  as Chief  Investment  Officer for  Structured  Equity  Services in 1998.  Mr.  Pisarkiewicz  and the
Investment Policy Group for Structured Equities have managed the Fund since Bernstein became the Fund's Sub-advisor in May, 2000.

         Strong Capital Management,  Inc.  ("Strong"),  100 Heritage Reserve,  Menomonee Falls,  Wisconsin 53051, serves as Sub-advisor for the ASAF  Strong  International  Equity  Fund.  Since  1974,  Strong  has been  providing  investment  advice for  individuals  and institutional  accounts,  such as pension and profit sharing  plans,  as well as mutual funds,  several of which are available  through variable insurance products.  Strong managed assets totaling approximately $39.3 billion as of December 31, 2002.

         Strong uses a team approach to investment  management.  The fund managers  responsible  for the  management of the ASAF Strong
International  Equity Fund are  Katherine  Shapiro,  CFA and Stacey Ho, CFA.  Both Ms.  Shapiro and Ms. Ho have been  managing the Fund since  December 2001 and have been with Strong since May 2001.  Prior to joining  Strong,  Ms.  Shapiro was Managing  Director and Fund
Manager at Wells Fargo from 1992 to May 2001.  Prior to joining  Strong,  Ms. Ho was Managing  Director and Fund Manager at Wells Fargo
from 1997 to May 2001.

         T. Rowe Price  Associates,  Inc. ("T. Rowe Price") serves as Sub-advisor  for the ASAF T. Rowe Price Tax Managed Fund. T. Rowe
Price,  located at 100 East Pratt  Street,  Baltimore,  Maryland  21202,  was founded in 1937 by the late Thomas Rowe Price,  Jr. As of
December 31, 2002, T. Rowe Price and its affiliates  managed  approximately  $140.6 billion for approximately  eight million individual and institutional accounts.

         The  Fund  is  managed  by  an  Investment  Advisory  Committee.   Donald  J.  Peters,   Committee  Chairman,  has  day-to-day
responsibility  for managing the Fund and works with the Committee in  developing  and executing  the Fund's  investment  program.  Mr.
Peters has been managing investments since joining T. Rowe Price in 1993 and has managed the Fund since it commenced operations.

         Wells Capital  Management,  Inc.  ("Wells"),  525 Market Street,  San Francisco,  CA 94105 serves as Sub-advisor  for the ASAF
Money Market Fund.  Wells is a  wholly-owned  subsidiary of Wells Fargo & Co.,  which was founded in 1852 and, as of December 31, 2002, had approximately $109.9 billion in assets under management.

         The co-portfolio  managers  responsible for management of the Fund are David D. Sylvester and Laurie R. White. Mr.  Sylvester,
Executive Vice President of Wells Capital and Head of Liquidity  Investments,  has over 25 years of investment  experience and has been with the firm since 1979. Ms. White,  Executive Vice  President of Wells  Capital,  has over 15 years of investment  experience and has been with the firm since  1991.  Mr.  Sylvester  and Ms.  White have  managed  the Fund since Wells  became the Fund's  Sub-advisor  in
September 2001.

         William Blair & Company,  L.L.C.,  located at 222 West Adams Street,  Chicago,  Illinois  60606,  serves as Sub-advisor to the
ASAF William Blair  International  Growth Fund.  Since its founding in 1935, the firm has been dedicated to researching,  financing and investing in high quality growth companies through four primary  divisions:  investment  banking,  sales and trading,  asset management and private capital.  As of December 31, 2002, William Blair managed approximately $11.9 billion in assets.

         The portfolio  manager  responsible  for the day-today  management of the ASAF William Blair  International  Growth Fund is W.
George  Greig.  Mr. Greig is a principal of William  Blair and joined the firm in 1996 as an  international  portfolio  manager and has managed the Fund since William Blair became its sub-advisor in November 2002.

FEES AND EXPENSES:

         Investment  Management  Fees.  ASISI  receives a monthly fee from each Fund for the  performance  of its services.  ASISI pays each  Sub-advisor  a portion of such fee for the  performance  of the  sub-advisory  services at no  additional  cost to any Fund.  The investment  management  fee for each Fund will  differ,  reflecting,  among  other  things,  the  investment  objective,  policies  and limitations of each Fund.  Each  investment  management  fee is accrued daily for the purposes of  determining  the sale and redemption price of the Fund's  shares.  The fees paid to ASISI for the fiscal  year ended  October  31,  2002 (or,  for those Funds that have not been in operation  for a full fiscal year,  the fee rates  payable to ASISI),  stated as a percentage  of the Fund's  average daily net assets, are as follows:

Fund:                                                                                   Annual Rate:
----                                                                                    -----------

ASAF Strong International Equity Fund:                                                       1.10%

ASAF William Blair International Growth Fund:                                                1.00%

ASAF American Century International Growth Fund:                                             1.00%

ASAF DeAM International Equity Fund:                                                         1.01%

ASAF PBHG Small-Cap Growth Fund:                                                             0.90%

ASAF DeAM Small-Cap Growth Fund                                                              0.86%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Goldman Sachs Mid-Cap Growth Fund:                                                      1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                           1.00%

ASAF ProFund Managed OTC Fund:                                                               0.85%

ASAF Alliance Growth Fund:                                                                   0.90%

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASAF Goldman Sachs Concentrated Growth Fund:                                                 1.00%

ASAF DeAM Large-Cap Growth Fund:                                                             0.80%

ASAF T. Rowe Price Tax Managed Fund:                                                         0.95%

ASAF Alliance/Bernstein Growth + Value Fund:                                                 1.00%
ASAF Sanford Bernstein Core Value Fund:                                                      0.85%

ASAF DeAM Large-Cap Value Fund:                                                              0.80%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        0.80%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASAF INVESCO Capital Income Fund:                                                            0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASAF PIMCO Total Return Bond Fund:                                                           0.65%

ASAF Money Market Fund:                                                                      0.43%

         For more  information  about  investment  management  fees,  including  voluntary fee waivers and the fee rates  applicable at various  asset  levels,  and the fees payable by ASISI to each of the  Sub-advisors,  please see the  Company's  SAI under  "Investment
Advisory & Administration Services."

         Other  Expenses.  In addition to Investment  Management  fees,  each Fund pays other  expenses,  including  costs  incurred in connection  with the  maintenance of its securities  law  registration,  printing and mailing  prospectuses  and SAIs to  shareholders, certain  financial  accounting  services,  taxes or  governmental  fees,  brokerage  commissions,  custodial,  transfer and shareholder servicing  agent costs,  expenses of outside counsel and independent  accountants,  preparation of shareholder  reports and expenses of director and  shareholder  meetings.  Expenses  not directly  attributable  to any specific  Fund(s) are  allocated on the basis of the relative  net assets of the Funds.  For  additional  information  regarding  Fund  expenses,  as well as  voluntary  agreements  by the
Investment  Manager to limit such  expenses,  see this  Prospectus  under  "Expense  Information"  and the  Company's  SAI under  "Fund
Expenses."

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS:

..........Each Fund intends to distribute  substantially  all of its net income and capital gains to  shareholders at least once a year.
Normally, dividends from net investment income of each Fund will be declared and paid on the following basis:

Fund                                                                   Declared         Paid
----                                                                   --------         ----

ASAF Strong International Equity Fund                                  annually                  annually
ASAF William Blair International Growth Fund                           annually                  annually
ASAF American Century International Growth Fund                        annually                  annually
ASAF DeAM International Equity Fund                                    annually                  annually
ASAF PBHG Small-Cap Growth Fund                                        annually                  annually
ASAF DeAM Small-Cap Growth Fund                                        annually                  annually
ASAF Gabelli Small-Cap Value Fund                                      annually                  annually
ASAF Goldman Sachs Mid-Cap Growth Fund                                 annually                  annually
ASAF Neuberger Berman Mid-Cap Growth Fund                              annually                  annually
ASAF Neuberger Berman Mid-Cap Value Fund                               annually                  annually
ASAF Alger All-Cap Growth Fund                                         annually                  annually
ASAF Gabelli All-Cap Value Fund                                        annually                  annually
ASAF INVESCO Technology Fund                                           annually                  annually
ASAF INVESCO Health Sciences Fund                                      annually                  annually
ASAF ProFund Managed OTC Fund                                          annually                  annually
ASAF Alliance Growth Fund                                              annually                  annually
ASAF Marsico Capital Growth Fund                                       annually                  annually
ASAF Goldman Sachs Concentrated Growth Fund                            annually                  annually
ASAF DeAM Large-Cap Growth Fund                                        annually                  annually
ASAF T. Rowe Price Tax Managed Fund                                    annually                  annually
ASAF Alliance/Bernstein Growth + Value Fund                            annually                  annually
ASAF Sanford Bernstein Core Value Fund                                 annually                  annually
ASAF DeAM Large-Cap Value Fund                                         annually                  annually
ASAF Sanford Bernstein Managed Index 500 Fund                          annually                  annually
ASAF Alliance Growth and Income Fund                                   annually                  annually
ASAF MFS Growth with Income Fund                                       annually                  annually
ASAF INVESCO Capital Income Fund                                       semi-annually             semi-annually
ASAF American Century Strategic Balanced Fund                          semi-annually             semi-annually
ASAF Federated High Yield Bond Fund                                    daily                     monthly
ASAF PIMCO Total Return Bond Fund                                      daily                     quarterly
ASAF Money Market Fund                                                 daily                     monthly

DISTRIBUTION OPTIONS:

         When you open your  account,  specify on your  application  how you want to receive  your  distributions.  Unless you  specify otherwise,  all dividends and  distributions  will be  automatically  reinvested in additional full or fractional  shares of each Fund.
You have the following five distribution options:

         Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends  and long term capital gains  distributions in additional shares of the applicable Fund.

         Reinvest  Income  Dividends Only. You can elect to reinvest  investment  income  dividends in a Fund while  receiving  capital gains distributions.

         Reinvest  Long-Term  Capital  Gains  Only.  You can elect to  reinvest  long-term  capital  gains in the Fund while  receiving dividends.

         Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  long-term  capital  gains distributions.

         Reinvest  Distributions  in Another Fund of the Company.  You can reinvest all  distributions  in another Fund of the Company.
For additional information, see this Prospectus under "Special Investment Programs and Privileges."

TAXES:

         Each of the  Funds  intends  to  make  distributions  that  may be  taxed  as  ordinary  income  and  capital  gains.  The tax consequences of distributions from a Fund will vary depending upon the type of account that you maintain.

         If you establish an IRA or other tax-deferred  retirement  account,  dividends and capital gains  distributions from the Funds generally  will not be subject to current  taxation.  If you  establish  an account  outside a  tax-deferred  retirement  account,  the following tax  consequences  generally will apply.  For regular  investment  accounts  established by individuals,  dividends paid by a
Fund from net  investment  income and net  short-term  capital  gains,  whether you choose to receive them in cash or reinvest  them in additional  shares,  will be taxable as ordinary  income.  If you receive your  distributions  in cash,  the value of your Fund account effectively will be reduced by the amount of the distribution.

         Capital  gains  distributions  are made by a Fund  when it  realizes  net  gains on sales of  portfolio  securities.  A Fund's capital gains may vary substantially from year to year and,  therefore,  its capital gains  distributions also may vary  substantially.
A Fund will not make  capital  gains  distributions  in years in which the Fund has a net capital  loss.  Distributions  paid by a Fund from net long term capital gains will be taxable as long-term capital gains, regardless of how long you have owned the Fund's shares.

         Because of their  varying  investment  strategies,  distributions  from some of the Funds are likely to consist  primarily  of capital gains  distributions,  while  distributions from others are likely to consist primarily of ordinary income.  Distributions from the ASAF  Federated  High Yield Bond Fund,  the ASAF PIMCO Total Return Bond Fund, and the ASAF Money Market Fund are likely to consist primarily of ordinary  income.  Because the Funds are new, as of the date of this  Prospectus no Fund has yet distributed any long-term capital gains.  Over time,  however,  it is expected that  distributions  from a number of the Funds,  particularly  those with capital growth as their investment objective, will consist primarily of capital gains.

         Certain  distributions by a Fund may be classified under federal tax laws as constituting  returns of your capital.  These are not  taxable  to you when  received.  Federal  income tax laws  provide,  however,  that a  distribution  of this type will  reduce the acquisition  price of your shares in the Fund used to determine your tax liability  when you redeem or exchange the shares.  Therefore, the return of capital may result in a larger gain or smaller loss upon redemption or exchange.

         If you  purchase  shares of a Fund  shortly  before the date used to  determine  eligibility  for a dividend or capital  gains distribution,  you will receive a portion of your investment back as a taxable  distribution.  This is sometimes referred to as "buying a dividend."

         In order to satisfy  distribution  requirements  of the Code,  the Funds may  declare  year-end  dividend  and  capital  gains distributions.  If received by  shareholders  by January 31, these special  distributions  are treated as having been paid by the Funds and received by shareholders on December 31 of the prior year.

         The  investment  income of certain  Funds may be subject to foreign  income  taxes.  The Company may elect to pass these taxes through to the  shareholders  of the Funds.  If you are a shareholder,  you will be required to report a share of these taxes as income in determining your federal income tax liability.  You will be able to deduct these taxes or, under certain  circumstances,  you may be able to claim them as a credit against your federal income tax.

         The  Company  will  provide you with an annual  statement  as to the federal  income tax status of all  distributions  for the preceding year, including any amount of foreign taxes passed through to you.

         Taxes on  Redemptions  and  Exchanges.  A  redemption  of shares in a Fund or an  exchange  of a Fund's  shares  for shares in another  Fund will be  treated  as a sale  under the Code,  which may  result  in a capital  gain or loss and  current  tax  liability.
However,  you will not have a  federal  tax gain or loss  when  Class B or Class X shares of a Fund  automatically  convert  to Class A shares.  The Class A shares you receive after conversion will be considered to have the same  acquisition  price as the converted Class
B or X shares for purposes of determining your gain or loss upon subsequent redemptions or exchanges.

         Dividends,  capital gains  distributions  and capital gains or losses from  redemptions  and exchanges may be subject to state and local taxes in addition to Federal income taxes.

         The above tax discussion is for general  information  only. A more detailed  discussion of federal  income tax  considerations for the Funds is included in the Company's SAI under  "Additional  Tax  Considerations."  You should  consult with your own tax adviser concerning  possible tax consequences of investing in a Fund. If you are considering an IRA or other tax deferred  account,  you should consult with your tax adviser regarding the requirements under Federal tax law governing your specific type of account.

         Regulated  Investment  Company  Status.  As each Fund intends to qualify as a "regulated  investment  company" under the Code, each Fund  generally  is entitled to deduct all  dividends  paid to  shareholders  in  determining  its taxable  income.  However,  the deductibility of dividends paid by regulated  investment  companies that issue more than one class of shares,  such as the Company,  is subject to certain  requirements  under the Code.  In this  regard,  the  Company may deduct  dividends  only when shares in each class receive  proportionate  distributions  and where no class is  preferred  over any other class in a manner not  permitted  by the formal dividend rights of the preferred class.

         The Company has received  separate  opinions of counsel from the law firms of Caplin & Drysdale and Rogers & Wells which, when taken together,  conclude that the Funds'  particular  multiple class structure will not prevent the deductibility of dividends paid by the Funds.  However,  the Company has not  obtained a ruling on the matter from the IRS.  The Company does not believe that the IRS has considered a multiple class structure with all of the features of the Funds'  structure,  including the Bonus Share feature  applicable to Class X shares,  and the IRS could disagree with the conclusions  expressed in the opinions.  Changes in federal income tax law also could affect the continued validity of the conclusions stated in the opinions.

         If dividends  on any class of a Fund's  shares are treated as  preferential  to another  class,  dividends in that year on all classes of that Fund's  shares would  become  non-deductible  by the Fund.  The effect of such a  development  is that income and gains realized by a Fund could be subject to double  taxation -- that is, both the Fund and  shareholders  could be subject to  taxation.  In addition to the tax liability,  the Fund could be liable for interest and penalties.  All these liabilities could substantially  reduce the value of your  investment in the Fund.  There could also be personal  income tax  consequences to shareholders of the Fund, such as reclassification of capital gains distributions as ordinary income, which may be taxable at higher rates.

FINANCIAL HIGHLIGHTS

..........The financial  highlights  table is intended to help you understand  the Funds'  financial  performance  for the past 5 years
(or, if a Fund has not been in operation for 5 years, since the Fund commenced  operations).  Certain  information  reflects financial results for a single Fund share.  The total returns in the table  represent the rate that an investor  would have earned or lost on an
investment  in  a  Fund  (assuming   reinvestment  of  all  dividends  and  distributions).   The  information  has  been  audited  by
PricewaterhouseCoopers  LLP, the Company's independent accountants.  The report of the independent accountants,  along with the Funds'
financial statements, are included in the Company's annual report, which is available upon request.

                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     --------------------------------

                                                 Net Asset        Net  Net                                 In Excess
                                                     Value  Investment   Realized  Total from  From Net            of     From Net
                                     Period      Beginning     Income  &           Investment  Investment  Net            Realized
                                     Ended       Of Period     (Loss)  Unrealized  Operations      Income  Investment        Gains
                                     -----       ---------     ------              ----------      ------                    -----
                                                                       Gain                                    Income
                                                                       -----                                   ------
                                                                           (Loss)
ASAF DeAM INTERNATIONAL
EQUITY FUND*:
============
Class A                               10/31/02        $ 8.83  $ (0.04)    $ (0.88)    $ (0.92)        $  --       $  --        $  --
                                      10/31/01         15.96    (0.06)      (7.07)      (7.13)           --          --           --
                                      10/31/00         13.56    (0.16)        3.28        3.12           --          --       (0.72)
                                      10/31/99         10.27    (0.14)        3.43        3.29           --          --           --
                                      10/31/98          9.87    (0.02)        0.45        0.43       (0.03)          --           --
Class B                               10/31/02          8.67    (0.08)      (0.86)      (0.94)           --          --           --
                                      10/31/01         15.74    (0.12)      (6.95)      (7.07)           --          --           --
                                      10/31/00         13.44    (0.26)        3.28        3.02           --          --       (0.72)
                                      10/31/99         10.23    (0.22)        3.43        3.21           --          --           --
                                      10/31/98          9.85    (0.08)        0.46        0.38           --          --           --
Class C                               10/31/02          8.63    (0.08)      (0.85)      (0.93)           --          --           --
                                      10/31/01         15.68    (0.12)      (6.93)      (7.05)           --          --           --
                                      10/31/00         13.43    (0.26)        3.23        2.97           --          --       (0.72)
                                      10/31/99         10.22    (0.21)        3.42        3.21           --          --           --
                                      10/31/98          9.86    (0.08)        0.44        0.36           --          --           --
Class X                               10/31/02          8.66    (0.08)      (0.86)      (0.94)           --          --           --
                                      10/31/01         15.71    (0.12)      (6.93)      (7.05)           --          --           --
                                      10/31/00         13.43    (0.27)        3.27        3.00           --          --       (0.72)
                                      10/31/99         10.21    (0.19)        3.41        3.22           --          --           --
                                      10/31/98          9.84    (0.08)        0.45        0.37           --          --           --
ASAF PBHG SMALL-CAP
GROWTH FUND**:
===========
Class A                               10/31/02       $ 11.04  $ (0.16)     $(2.54)     $(2.70)       $  --       $   --        $  --
                                      10/31/01         17.30    (0.15)      (6.11)      (6.26)          --           --           --
                                      10/31/00        17.08     (0.18)        0.51        0.33          --           --       (0.11)
                                      10/31/99         9.11     (0.10)        8.07        7.97          --           --           --
                                      10/31/98         9.94     (0.07)      (0.76)      (0.83)          --           --           --
Class B                               10/31/02         10.81    (0.21)      (2.47)      (2.68)          --           --           --
                                      10/31/01         17.02    (0.21)      (6.00)      (6.21)          --           --           --
                                      10/31/00        16.87     (0.29)        0.55        0.26          --           --       (0.11)
                                      10/31/99         9.04     (0.17)        8.00        7.83          --           --           --
                                      10/31/98         9.93     (0.12)      (0.77)      (0.89)          --           --           --
Class C                               10/31/02         10.82    (0.21)      (2.47)      (2.68)          --           --           --
                                      10/31/01         17.03    (0.21)      (6.00)      (6.21)          --           --           --
                                      10/31/00        16.90     (0.29)        0.53        0.24          --           --       (0.11)
                                      10/31/99         9.06     (0.16)        8.00        7.84          --           --           --
                                      10/31/98         9.94     (0.10)      (0.78)      (0.88)          --           --           --
Class X                               10/31/02         10.81    (0.21)      (2.47)      (2.68)          --           --           --
                                      10/31/01         17.03    (0.22)      (6.00)      (6.22)          --           --           --
                                      10/31/00        16.90     (0.29)        0.53        0.24          --           --       (0.11)
                                      10/31/99         9.06     (0.15)        7.99        7.84          --           --           --
                                      10/31/98         9.93     (0.11)      (0.76)      (0.87)          --           --           --

* Prior to May 1, 2002,  Founders Asset Management,  Inc. served as Sub-advisor to the ASAF DeAM  International  Equity Fund (formerly, the ASAF Founders  International  Small  Capitalization  Fund).  Deutsche Asset  Management  Inc. has served as Sub-advisor to the Fund since May 1, 2002.
 ** From  January 1, 1999 to September  14, 2001,  Janus  Capital  Management  LLC served as  Sub-advisor  to the ASAF PBHG  Small-Cap
 Growth Fund  (formerly,  the ASAF Janus Small-Cap  Growth Fund).  Prior to January 1, 1999,  Founders Asset  Management LLC served as
 Sub-advisor to the Fund.  Pilgrim Baxter & Associates, Ltd. has served as Sub-advisor to the Fund since September 15, 2001.

                                                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                   Ratios of Expenses
                           Supplemental Data                                    to Average Net Assets(2)
               ------------- ------------- --------------             ---------- ------------- ---------------
                                                                                                                    Ratio of Net
                                                                                                                      Investment
                  Net Asset                Net Assets at   Portfolio        Net         After  Before Expense   Income (Loss) to
        Total         Value         Total  End of Period    Turnover  Operating       Expense   Reimbursement        Average Net
 Distribution       End of      Return(1)     (in 000's)        Rate   Expenses  Reimbursement  And Waiver(3)          Assets(2)
 ------------       -------     ---------     ----------        ----   --------                 -------------          ---------
                     Period                                                              And
                     ------                                                              ---
                                                                                    Waiver(3)
                                                                                    ---------

    $   --      $   7.91        (10.52%)   $    12,754         515%      2.20%      2.20%          3.30%               (0.47%)
        --          8.83        (44.61%)        17,371         655%      2.20%      2.20%          3.10%               (0.49%)
    (0.72)         15.96          22.04%        44,940         516%      2.17%      2.17%          2.79%               (0.87%)
         --        13.56          32.04%         2,374         268%      2.10%      2.10%          4.53%               (1.19%)
     (0.03)        10.27           4.32%           886          49%      2.10%      2.10%          9.20%               (0.28%)
         --         7.73        (10.84%)        23,271         515%      2.70%      2.70%          3.81%               (0.93%)
         --         8.67        (44.92%)        32,208         655%      2.70%      2.70%          3.61%               (1.01%)
     (0.72)        15.74          21.47%        67,929         516%      2.64%      2.64%          3.20%               (1.38%)
         --        13.44          31.38%         7,722         268%      2.60%      2.60%          5.04%               (1.84%)
         --        10.23           3.90%         1,387          49%      2.60%      2.60%          9.80%               (0.74%)
         --         7.70        (10.88%)        10,601         515%      2.70%      2.70%          3.82%               (0.91%)
         --         8.63        (44.90%)        14,028         655%      2.70%      2.70%          3.62%               (0.99%)
     (0.72)        15.68          21.10%        31,232         516%      2.65%      2.65%          3.24%               (1.37%)
         --        13.43          31.41%         2,540         268%      2.60%      2.60%          5.05%               (1.74%)
         --        10.22           3.69%           872          49%      2.60%      2.60%          9.72%               (0.79%)
         --         7.72        (10.85%)         5,676         515%      2.70%      2.70%          3.81%               (0.92%)
         --         8.66        (44.91%)         7,252         655%      2.70%      2.70%          3.62%               (1.01%)
     (0.72)        15.71          21.34%        13,809         516%      2.63%      2.63%          3.15%               (1.42%)
         --        13.43          31.54%         4,305         268%      2.60%      2.60%          5.07%               (1.63%)
         --        10.21           3.80%         2,404          49%      2.60%      2.60%          9.58%               (0.76%)

    $    --      $  8.34        (24.46%)   $    22,388         120%      1.80%      1.80%          2.21%               (1.49%)
         --        11.04        (36.18%)        43,941         103%      1.80%      1.80%          2.04%               (1.21%)
     (0.11)        17.30           1.69%        85,342          90%      1.73%      1.73%          1.84%               (0.81%)
         --        17.08          87.80%        54,039          74%      1.70%      1.71%          2.20%               (0.73%)
         --         9.11         (8.45%)         1,801          94%      1.70%      1.70%          6.38%               (0.75%)
         --         8.13        (24.79%)        48,295         120%      2.30%      2.30%          2.72%               (1.98%)
         --        10.81        (36.52%)        80,943         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.02           1.29%       169,925          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.87          86.73%        98,524          74%      2.20%      2.21%          2.69%               (1.24%)
         --         9.04         (8.96%)         2,685          94%      2.20%      2.20%          6.86%               (1.26%)
         --         8.14        (24.77%)        19,674         120%      2.30%      2.30%          2.72%               (1.98%)
         --        10.82        (36.50%)        31,186         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.03           1.23%        72,934          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.90          86.64%        38,337          74%      2.20%      2.21%          2.73%               (1.25%)
         --         9.06         (8.85%)         2,090          94%      2.20%      2.20%          6.60%               (1.13%)
         --         8.13        (24.79%)        11,238         120%      2.30%      2.30%          2.73%               (1.98%)
         --        10.81        (36.52%)        17,624         103%      2.30%      2.30%          2.54%               (1.71%)
     (0.11)        17.03           1.17%        33,072          90%      2.23%      2.23%          2.34%               (1.31%)
         --        16.90          86.53%        24,312          74%      2.20%      2.21%          2.82%               (1.21%)
         --         9.06         (8.76%)         4,085          94%      2.20%      2.20%          6.69%               (1.19%)

(1)      Total return for Class X shares does not reflect the payment of bonus shares.
(2)      Annualized for periods less than one year.
(3)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period

Financial Highlights
Per Share Data (For a Share Outstanding throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------
                                                   Net Asset        Net  Net                                  In Excess
                                                       Value  Investment   Realized  Total from  From Net            of   From Net
                                        Period     Beginning     Income  &           Investment  Investment         Net   Realized
                                        ------
                                       Ended       of Period     (Loss)  Unrealized  Operations     Income   Investment      Gains
                                       -----       ---------     ------              ----------     ------                   -----
                                                                         Gain                                    Income
                                                                         -----                                   ------
                                                                             (Loss)
                                                                             ------
ASAF GABELLI SMALL-CAP VALUE FUND*:
=================================
Class A                               10/31/02        $10.29 $          $             $ (0.42)    $     --     $     --  $ (0.21)
                                                                (0.08)    (0.34)
                                      10/31/01         10.58    (0.03)     0.12           0.09          --           --    (0.38)
                                      10/31/00         8.90      0.03      1.89           1.92          --           --    (0.24)
                                      10/31/99         8.85      0.02      0.06           0.08          --       (0.03)        --
                                      10/31/98        10.46      0.04     (1.62)        (1.58)          --       (0.03)        --
Class B                               10/31/02        10.11     (0.13)    (0.33)        (0.46)          --           --    (0.21)
                                      10/31/01         10.46    (0.08)     0.11           0.03          --           --    (0.38)
                                      10/31/00         8.84     (0.02)     1.88           1.86          --           --    (0.24)
                                      10/31/99         8.80     (0.03)     0.07           0.04          --           --        --
                                      10/31/98        10.44     (0.02)    (1.61)        (1.63)          --       (0.01)        --
Class C                               10/31/02        10.10     (0.13)    (0.33)        (0.46)          --           --    (0.21)
                                      10/31/01         10.45    (0.08)     0.11           0.03          --           --    (0.38)
                                      10/31/00         8.84     (0.02)     1.87           1.85          --           --    (0.24)
                                      10/31/99         8.80     (0.03)     0.07           0.04          --           --        --
                                      10/31/98        10.45     (0.02)    (1.62)        (1.64)          --       (0.01)        --
Class X                               10/31/02        10.11     (0.13)    (0.33)        (0.46)          --           --    (0.21)
                                      10/31/01         10.47    (0.08)     0.10           0.02          --           --    (0.38)
                                      10/31/00         8.84     (0.02)     1.89           1.87          --           --    (0.24)
                                      10/31/99         8.80     (0.03)     0.07           0.04          --           --        --
                                      10/31/98        10.44     (0.02)    (1.61)        (1.63)          --       (0.01)        --
ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND:
=============================================
Class A                               10/31/02       $ 11.54 $          $ (1.04)      $ (0.85)  $   (0.19)     $     --    $   --
                                                                 0.19(a) (a)
                                      10/31/01         13.14     0.21     (1.64)        (1.43)      (0.17)           --        --
                                      10/31/00        12.85      0.23      0.39           0.62      (0.20)           --    (0.13)
                                      10/31/99        10.89      0.19      1.89           2.08      (0.12)           --        --
                                      10/31/98         9.99      0.15      0.84           0.99      (0.09)           --        --
Class B                               10/31/02        11.50      0.14(a)  (1.03) (a)    (0.89)      (0.14)           --        --
                                      10/31/01         13.10     0.15     (1.64)        (1.49)      (0.11)           --        --
                                      10/31/00        12.81      0.16      0.39           0.55      (0.13)           --    (0.13)
                                      10/31/99        10.86      0.12      1.88           2.00      (0.05)           --        --
                                      10/31/98         9.96      0.09      0.85           0.94      (0.04)           --        --
Class C                               10/31/02        11.50      0.14(a)  (1.03) (a)    (0.89)      (0.14)           --        --
                                      10/31/01         13.10     0.15     (1.64)        (1.49)      (0.11)           --        --
                                      10/31/00        12.80      0.16      0.40           0.56      (0.13)           --    (0.13)
                                      10/31/99        10.87      0.11      1.87           1.98      (0.05)           --        --
                                      10/31/98         9.98      0.09      0.84           0.93      (0.04)           --        --
Class X                               10/31/02        11.50      0.14(a)  (1.03) (a)    (0.89)      (0.14)           --        --
                                      10/31/01         13.09     0.15     (1.63)        (1.48)      (0.11)           --        --
                                      10/31/00        12.80      0.16      0.39           0.55      (0.13)           --    (0.13)
                                      10/31/99        10.85      0.11      1.89           2.00      (0.05)           --        --
                                      10/31/98         9.96      0.09      0.84           0.93      (0.04)           --        --
ASAF FEDERATED HIGH YIELD BOND FUND:
===================================
Class A                               10/31/02        $ 6.96 $   0.59(b) $(0.69)(b)   $ (0.10)     $ (0.60)    $     --   $    --
                                      10/31/01          8.02     0.75     (1.06)        (0.31)       (0.75)          --        --
                                      10/31/00         9.13      0.85     (1.11)        (0.26)       (0.85)          --        --
                                      10/31/99         9.38      0.80     (0.25)          0.55       (0.80)          --        --
                                      10/31/98         9.93      0.74     (0.55)          0.19       (0.74)          --        --
Class B                               10/31/02          6.96     0.55(b)  (0.69)(b)     (0.14)       (0.57)          --        --
                                      10/31/01          8.02     0.71     (1.06)        (0.35)       (0.71)          --        --
                                      10/31/00         9.13      0.80     (1.11)        (0.31)       (0.80)          --        --
                                      10/31/99         9.39      0.75     (0.26)          0.49       (0.75)          --        --
                                      10/31/98         9.93      0.69     (0.54)          0.15       (0.69)          --        --
Class C                               10/31/02          6.96     0.55(b)  (0.68)(b)     (0.13)       (0.57)          --        --
                                      10/31/01          8.02     0.71     (1.06)        (0.35)       (0.71)          --        --
                                      10/31/00         9.13      0.80     (1.11)        (0.31)       (0.80)          --        --
                                      10/31/99         9.38      0.75     (0.25)          0.50       (0.75)          --        --
                                      10/31/98         9.93      0.69     (0.55)          0.14       (0.69)          --        --
Class X                               10/31/02          6.95     0.55(b)  (0.68)(b)     (0.13)       (0.57)          --        --
                                      10/31/01          8.01     0.71     (1.06)        (0.35)       (0.71)          --        --
                                      10/31/00         9.13      0.80     (1.12)        (0.32)       (0.80)          --        --
                                      10/31/99         9.39      0.75     (0.26)          0.49       (0.75)          --        --
                                      10/31/98         9.93      0.69     (0.54)          0.15       (0.69)          --        --
 * Prior to September  11, 2000,  T. Rowe Price  Associates,  Inc.  served as  Sub-advisor  to the ASAF Gabelli  Small-Cap  Value Fund
 (formerly,  the ASAF T. Rowe Price Small Company  Value Fund).  GAMCO  Investors,  Inc. has served as  Sub-advisor  to the Fund since
 September 11, 2000.
 (a) The  reclassification  of  paydown  gains and losses had a (0.01)  per share  effect  for the Fund.  The Ratio of Net  Investment
 Income  (Loss)  would  have  been  1.64%,  1.14%,  1.14%  and  1.14%  for  Class  A,  Class  B,  Class  C and  Class  X  without  the reclassification.  Ratios for prior periods have not been restated to reflect this change.
 (b) The  adoption of the change in  amortization  method had a (0.01) per share  effect for the Fund.  Without  the  change,  the Net
 Investment  Income  Ratio  would  have been  8.71%,  8.23%,  8.21% and 8.25% for Class A,  Class B,  Class C and Class X without  the reclassification.  Ratios for prior periods have not been restated to reflect this change.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                            Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(2)
                          -------------------------------------  ---------------------------------------

                   Net Asset             Net Assets at  Portfolio        Net         After   Before Expense         Ratio of Net
          Total        Value      Total  End of Period   Turnover  Operating       Expense    Reimbursement           Investment
  Distributions      End of   Return(1)     (in 000's)       Rate   Expenses  Reimbursement    And Waiver(3)    Income (Loss) to
  -------------      -------  ---------     ----------       ----   --------                   -------------
                      Period                                                          And                           Average Net
                      ------                                                          ----                          -----------
                                                                                 Waiver(3)                             Assets(2)
                                                                                 ---------                             ---------

   $  (0.21)     $  9.66       (4.37%)   $    36,088        24%      1.90%             1.90%          2.15%          (0.72%)
      (0.38)       10.29         0.71%        36,357        72%      1.90%             1.90%          2.09%          (0.28%)
      (0.24)       10.58        21.99%        23,156        71%      1.81%             1.81%          2.21%           0.26%
      (0.03)        8.90         0.86%        10,881        35%      1.75%             1.75%          2.61%           0.17%
      (0.03)        8.85      (15.13%)         7,155         4%      1.75%             1.75%          3.51%           0.20%
      (0.21)        9.44       (4.86%)        77,004        24%      2.40%             2.40%          2.66%          (1.21%)
      (0.38)       10.11         0.13%        69,831        72%      2.40%             2.40%          2.59%          (0.78%)
      (0.24)       10.46        21.45%        41,477        71%      2.31%             2.31%          2.71%          (0.22%)
          --        8.84         0.45%        23,890        35%      2.25%             2.25%          3.13%          (0.35%)
      (0.01)        8.80      (15.63%)        13,184         4%      2.25%             2.25%          4.03%          (0.30%)
      (0.21)        9.43       (4.86%)        36,245        24%      2.40%             2.40%          2.66%          (1.21%)
      (0.38)       10.10         0.13%        32,808        72%      2.40%             2.40%          2.59%          (0.78%)
      (0.24)       10.45        21.34%        20,484        71%      2.31%             2.31%          2.71%          (0.22%)
          --        8.84         0.45%        13,164        35%      2.25%             2.25%          3.13%          (0.34%)
      (0.01)        8.80      (15.71%)         8,298         4%      2.25%             2.25%          3.97%          (0.32%)
      (0.21)        9.44       (4.86%)        22,365        24%      2.40%             2.40%          2.65%          (1.21%)
      (0.38)       10.11         0.03%        22,817        72%      2.40%             2.40%          2.59%          (0.77%)
      (0.24)       10.47        21.57%        18,557        71%      2.31%             2.31%          2.70%          (0.22%)
          --        8.84         0.45%        13,947        35%      2.25%             2.25%          3.12%          (0.31%)
      (0.01)        8.80      (15.63%)        12,368         4%      2.25%             2.25%          4.00%          (0.32%)

    $   (0.19)   $   10.50     (7.46%)     $  29,785       119%      1.65%            1.65%           1.96%           1.71%(a)
        (0.17)       11.54    (10.96%)        37,523       122%      1.65%            1.65%           1.91%           1.71%
        (0.33)       13.14       4.87%        38,001       119%      1.64%            1.64%           1.91%           1.71%
        (0.12)       12.85      19.10%        24,443       104%      1.60%            1.60%           2.15%           1.44%
        (0.09)       10.89       9.93%         3,359        93%      1.60%            1.60%           4.32%           1.30%
        (0.14)       10.47     (7.87%)        67,109       119%      2.15%            2.15%           2.46%           1.21%(a)
        (0.11)       11.50    (11.44%)        86,075       122%      2.15%            2.15%           2.41%           1.22%
        (0.26)       13.10       4.27%        93,323       119%      2.14%            2.14%           2.42%           1.21%
        (0.05)       12.81      18.46%        65,933       104%      2.10%            2.10%           2.67%           0.94%
        (0.04)       10.86       9.45%         8,272        93%      2.10%            2.10%           4.65%           0.80%
        (0.14)       10.47     (7.87%)        22,188       119%      2.15%            2.15%           2.45%           1.21%(a)
        (0.11)       11.50    (11.44%)        32,294       122%      2.15%            2.15%           2.41%           1.22%
        (0.26)       13.10       4.35%        36,859       119%      2.14%            2.14%           2.42%           1.21%
        (0.05)       12.80      18.26%        20,769       104%      2.10%            2.10%           2.67%           0.92%
        (0.04)       10.87       9.33%         3,202        93%      2.10%            2.10%           4.77%           0.79%
        (0.14)       10.47     (7.96%)        16,048       119%      2.15%            2.15%           2.46%           1.21%(a)
        (0.11)       11.50    (11.38%)        21,106       122%      2.15%            2.15%           2.41%           1.22%
        (0.26)       13.09       4.27%        23,269       119%      2.14%            2.14%           2.42%           1.20%
        (0.05)       12.80      18.48%        19,258       104%      2.10%            2.10%           2.67%           0.88%
        (0.04)       10.85       9.34%         7,164        93%      2.10%            2.10%           4.66%           0.79%

    $   (0.60)    $   6.26     (1.75%)     $  23,613        35%      1.50%            1.50%            1.74%          8.58%(b)
        (0.75)        6.96     (4.10%)        26,426        31%      1.50%            1.50%            1.82%          9.77%
        (0.85)        8.02     (3.20%)        16,581        20%      1.50%            1.50%            1.78%          9.68%
        (0.80)        9.13       5.70%        16,079        18%      1.50%            1.50%            1.81%          8.26%
        (0.74)        9.38       1.67%         6,979        22%      1.50%            1.50%            2.90%          7.42%
        (0.57)        6.25     (2.39%)        83,293        35%      2.00%            2.00%            2.23%          8.10%(b)
        (0.71)        6.96     (4.58%)        80,038        31%      2.00%            2.00%            2.33%          9.40%
        (0.80)        8.02     (3.68%)        73,413        20%      2.00%            2.00%            2.27%          9.14%
        (0.75)        9.13       5.05%        68,160        18%      2.00%            2.00%            2.31%          7.73%
        (0.69)        9.39       1.25%        20,495        22%      2.00%            2.00%            3.32%          6.90%
        (0.57)        6.26     (2.24%)        22,882        35%      2.00%            2.00%            2.23%          8.08%(b)
        (0.71)        6.96     (4.58%)        16,599        31%      2.00%            2.00%            2.33%          9.33%
        (0.80)        8.02     (3.68%)        12,637        20%      2.00%            2.00%            2.27%          9.14%
        (0.75)        9.13       5.05%        13,205        18%      2.00%            2.00%            2.32%          7.74%
        (0.69)        9.38       1.26%         5,732        22%      2.00%            2.00%            3.41%          6.96%
        (0.57)        6.25     (2.25%)        12,882        35%      2.00%            2.00%            2.24%          8.12%(b)
        (0.71)        6.95     (4.59%)        14,777        31%      2.00%            2.00%            2.34%          9.46%
        (0.80)        8.01     (3.80%)        16,953        20%      2.00%            2.00%            2.28%          9.16%
        (0.75)        9.13       5.06%        19,893        18%      2.00%            2.00%            2.32%          7.76%
        (0.69)        9.39       1.26%        12,402        22%      2.00%            2.00%            3.33%          6.96%
(1)      Total return for Class X shares does not reflect the payment of bonus shares.
(2)      Annualized for periods less than one year.
(3)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
 Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                             Increase (Decrease) from
                                                              Investment Operations                                Less Distributions
                                                     --------------------------------------------         -----------------------------------

                                                   Net Asset        Net  Net                                  In Excess
                                                       Value  Investment   Realized  Total from     From Net          of      From Net
                                       Period      Beginning     Income  &           Investment   Investment  Net             Realized
                                       Ended       of Period     (Loss)  Unrealized  Operations       Income  Investment         Gains
                                       -----       ---------     ------              ----------       ------                     -----
                                                                         Gain                                     Income
                                                                         -----                                    ------
                                                                             (Loss)
                                                                             ------
ASAF ALLIANCE
GROWTH FUND*:
===========
Class A                               10/31/02        $ 9.47  $ (0.09)    $ (1.66)    $ (1.75)    $      --    $     --     $     --
                                      10/31/01         15.92    (0.11)      (4.91)      (5.02)           --          --       (1.43)
                                      10/31/00        13.64     (0.20)        2.85        2.65           --          --       (0.37)
                                      10/31/99        10.44     (0.15)        3.35        3.20           --          --           --
                                                      10.00     (0.10)        0.54        0.44           --          --           --
                                     10/31/98(1)
Class B                               10/31/02          9.30    (0.13)      (1.62)      (1.75)           --          --           --
                                      10/31/01         15.74    (0.16)      (4.85)      (5.01)           --          --       (1.43)
                                      10/31/00        13.55     (0.28)        2.84        2.56           --          --       (0.37)
                                      10/31/99        10.43     (0.21)        3.33        3.12           --          --           --
                                                      10.00     (0.14)        0.57        0.43           --          --           --
                                     10/31/98(1)
Class C                               10/31/02          9.27    (0.13)      (1.61)      (1.74)           --          --           --
                                      10/31/01         15.69    (0.16)      (4.83)      (4.99)           --          --       (1.43)
                                      10/31/00        13.51     (0.28)        2.83        2.55           --          --       (0.37)
                                      10/31/99        10.40     (0.21)        3.32        3.11           --          --           --
                                                      10.00     (0.14)        0.54        0.40           --          --           --
                                     10/31/98(1)
Class X                               10/31/02          9.28    (0.13)      (1.61)      (1.74)           --          --           --
                                      10/31/01         15.70    (0.16)      (4.83)      (4.99)           --          --       (1.43)
                                      10/31/00        13.51     (0.28)        2.84        2.56           --          --       (0.37)
                                      10/31/99        10.41     (0.21)        3.31        3.10           --          --           --
                                                      10.00     (0.14)        0.55        0.41           --          --           --
                                     10/31/98(1)
ASAF ALLIANCE GROWTH
AND INCOME FUND**:
===============
Class A                               10/31/02       $ 12.23  $ (0.03)    $ (2.40)    $ (2.37)    $      --    $     --   $   (0.30)
                                      10/31/01         13.76        --      (0.94)      (0.94)           --          --       (0.59)
                                      10/31/00        12.33       0.04        1.39        1.43           --          --           --
                                      10/31/99        10.52       0.06        1.80        1.86       (0.01)      (0.04)           --
                                                      10.00       0.05        0.50        0.55       (0.03)          --           --
                                     10/31/98(1)
Class B                               10/31/02         12.10    (0.03)      (2.36)      (2.39)           --          --       (0.30)
                                      10/31/01         13.69    (0.07)      (0.93)      (1.00)           --          --       (0.59)
                                      10/31/00        12.32     (0.02)        1.39        1.37           --          --           --
                                      10/31/99        10.53     (0.01)        1.81        1.80           --      (0.01)           --
                                                      10.00       0.01        0.52        0.53           --          --           --
                                     10/31/98(1)
Class C                               10/31/02         12.09    (0.03)      (2.36)      (2.39)           --          --       (0.30)
                                      10/31/01         13.67    (0.07)      (0.92)      (0.99)           --          --       (0.59)
                                      10/31/00        12.31     (0.03)        1.39        1.36           --          --           --
                                      10/31/99        10.51     (0.01)        1.82        1.81           --      (0.01)           --
                                                      10.00       0.01        0.50        0.51           --          --           --
                                     10/31/98(1)
Class X                               10/31/02         12.08    (0.03)      (2.36)      (2.39)           --          --       (0.30)
                                      10/31/01         13.66    (0.06)      (0.93)      (0.99)           --          --       (0.59)
                                      10/31/00        12.30     (0.02)        1.38        1.36           --          --           --
                                      10/31/99        10.52     (0.01)        1.80        1.79           --      (0.01)           --
                                                      10.00       0.01        0.51        0.52           --          --           --
                                     10/31/98(1)
* From December 31, 1998 to April 30, 2000,  OppenheimerFunds,  Inc.  served as Sub-advisor to the ASAF Alliance Growth Fund (formerly, the ASAF Oppenheimer  Large-Cap Growth Fund).  Prior to December 31, 1998,  Robertson Stephens & Company  Investment  Management,  L.P.
served as Sub-advisor to the Fund.  Alliance Capital Management L.P. has served as Sub-advisor to the Fund since May 1, 2000.
** Prior to May 1, 2000,  Lord,  Abbett & Co. served as Sub-advisor to the ASAF Alliance  Growth and Income Fund  (formerly,  the ASAF
Lord Abbett Growth and Income Fund).  Alliance Capital Management L.P. has served as Sub-advisor to the Fund since May 1, 2000.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(3)
                          -------------------------------------  -----------------------------------------

                 Net Asset
                     Value                Net Assets   Portfolio          Net   After Expense         Before          Ratio of Net
          Total  End of          Total            at    Turnover    Operating   Reimbursement        Expense            Investment
  Distributions     Period   Return(2)        End of        Rate     Expenses   And Waiver(4)  Reimbursement      Income (Loss) to
  -------------     ------   ---------                      ----     --------   -------------
                                              Period                                            And Waiver(4)         Average Net
                                                                                                -------------         -----------
                                          (in 000's)                                                                     Assets(3)
                                          ----------                                                                     ---------

       $    --   $   7.72    (18.48%)   $   19,663          51%       1.80%           1.80%         2.14%           (0.98%)
        (1.43)       9.47    (33.79%)       30,153         103%       1.80%           1.80%         2.06%           (0.93%)
        (0.37)      15.92      19.38%       33,339         122%       1.78%           1.85%         1.98%           (1.18%)
            --      13.64      30.65%        9,271         320%       1.80%           1.80%         2.41%           (1.15%)
            --      10.44       4.40%        2,690         207%       1.80%           1.80%         4.29%           (1.12%)
            --       7.55    (18.82%)       37,401          51%       2.30%           2.30%         2.64%           (1.49%)
        (1.43)       9.30    (34.02%)       55,216         103%       2.30%           2.30%         2.55%           (1.43%)
        (0.37)      15.74      18.84%       82,198         122%       2.28%           2.34%         2.47%           (1.67%)
            --      13.55      29.91%       29,219         320%       2.30%           2.30%         2.91%           (1.66%)
            --      10.43       4.30%        7,468         207%       2.30%           2.30%         4.77%           (1.62%)
            --       7.53    (18.77%)       17,791          51%       2.30%           2.30%         2.65%           (1.49%)
        (1.43)       9.27    (34.00%)       21,705         103%       2.30%           2.30%         2.55%           (1.43%)
        (0.37)      15.69      18.82%       25,565         122%       2.28%           2.34%         2.47%           (1.67%)
            --      13.51      29.90%        7,371         320%       2.30%           2.30%         2.92%           (1.68%)
            --      10.40       4.00%        2,634         207%       2.30%           2.30%         4.67%           (1.62%)
            --       7.54    (18.75%)       10,626          51%       2.30%           2.30%         2.64%           (1.48%)
        (1.43)       9.28    (33.98%)       15,003         103%       2.30%           2.30%         2.54%           (1.43%)
        (0.37)      15.70      18.89%       24,186         122%       2.28%           2.34%         2.45%           (1.65%)
            --      13.51      29.78%       13,212         320%       2.30%           2.30%         2.93%           (1.68%)
            --      10.41       4.10%        6,879         207%       2.30%           2.30%         4.77%           (1.62%)

    $   (0.30)    $  9.56    (19.99%)   $    47,611         88%       1.65%           1.65%         2.04%             0.25%
        (0.59)      12.23     (7.16%)        66,446        128%       1.65%           1.65%         1.94%           (0.01%)
            --      13.76      11.60%        49,218        135%       1.62%           1.73%         2.09%             0.31%
        (0.05)      12.33      17.72%        28,123         47%       1.60%           1.63%         2.21%             0.39%
        (0.03)      10.52       5.48%         5,572         42%       1.60%           1.60%         3.57%             0.62%
        (0.30)       9.41    (20.37%)       106,401         88%       2.15%           2.15%         2.54%           (0.25%)
        (0.59)      12.10     (7.65%)       152,314        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.69      11.12%       110,793        135%       2.12%           2.23%         2.59%           (0.19%)
        (0.01)      12.32      17.05%        66,009         47%       2.10%           2.13%         2.71%           (0.13%)
            --      10.53       5.32%        10,710         42%       2.10%           2.10%         4.06%             0.14%
        (0.30)       9.40    (20.39%)        50,779         88%       2.15%           2.15%         2.54%           (0.25%)
        (0.59)      12.09     (7.59%)        64,103        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.67      11.05%        47,592        135%       2.12%           2.23%         2.59%           (0.20%)
        (0.01)      12.31      17.18%        23,210         47%       2.10%           2.13%         2.72%           (0.12%)
            --      10.51       5.12%         5,019         42%       2.10%           2.10%         4.01%             0.15%
        (0.30)       9.39    (20.41%)        25,972         88%       2.15%           2.15%         2.54%           (0.24%)
        (0.59)      12.08     (7.60%)        36,297        128%       2.15%           2.15%         2.44%           (0.51%)
            --      13.66      11.06%        33,141        135%       2.12%           2.23%         2.60%           (0.18%)
        (0.01)      12.30      16.97%        24,369         47%       2.10%           2.13%         2.72%           (0.08%)
            --      10.52       5.22%        11,350         42%       2.10%           2.10%         3.98%             0.17%
(1)      Commenced operations on December 31, 1997.
(2)      Total return for Class X shares does not reflect the payment of bonus shares.
(3)      Annualized for periods less than one year.
(4)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
 Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)

                                                             Increase (Decrease) from
                                                              Investment Operations                                Less Distributions
                                                     --------------------------------------------         -----------------------------------

                                                   Net Asset        Net  Net                                  In Excess
                                                       Value  Investment   Realized  Total from     From Net          of      From Net
                                       Period      Beginning     Income  &           Investment   Investment  Net             Realized
                                       Ended       of Period     (Loss)  Unrealized  Operations       Income  Investment         Gains
                                       -----       ---------     ------              ----------       ------                     -----
                                                                         Gain                                     Income
                                                                         -----                                    ------
                                                                             (Loss)
                                                                             ------
ASAF WILLIAM BLAIR
INTERNATIONAL GROWTH FUND*:
==========================
Class A                               10/31/02        $ 9.90     $   +    $ (1.69)    $ (1.69)       $   --    $     --    $      --
                                      10/31/01         17.27    (0.13)      (6.67)      (6.80)       (0.57)          --           --
                                      10/31/00        14.06     (0.08)        3.29        3.21           --          --           --
                                      10/31/99        10.55     (0.09)        3.60        3.51           --          --           --
                                                      10.00       0.01        0.54        0.55           --          --           --
                                     10/31/98(1)
Class B                               10/31/02          9.77    (0.05)      (1.66)      (1.71)           --          --           --
                                      10/31/01         17.03    (0.17)      (6.62)      (6.79)       (0.47)          --           --
                                      10/31/00        13.94     (0.17)        3.26        3.09           --          --           --
                                      10/31/99        10.51     (0.15)        3.58        3.43           --          --           --
                                                      10.00     (0.04)        0.55        0.51           --          --           --
                                     10/31/98(1)
Class C                               10/31/02          9.79    (0.05)      (1.66)      (1.71)           --          --           --
                                      10/31/01         17.06    (0.18)      (6.62)      (6.80)       (0.47)          --           --
                                      10/31/00        13.96     (0.17)        3.27        3.10           --          --           --
                                      10/31/99        10.52     (0.15)        3.59        3.44           --          --           --
                                                      10.00     (0.04)        0.56        0.52           --          --           --
                                     10/31/98(1)
Class B                               10/31/02          9.77    (0.05)      (1.66)      (1.71)           --          --           --
                                      10/31/01         17.03    (0.15)      (6.64)      (6.79)       (0.47)          --           --
                                      10/31/00        13.93     (0.18)        3.28        3.10           --          --           --
                                      10/31/99        10.50     (0.14)        3.57        3.43           --          --           --
                                                      10.00     (0.04)        0.54        0.50           --          --           --
                                     10/31/98(1)
ASAF MARSICO
CAPITAL GROWTH FUND:
===================-
Class A                               10/31/02       $ 11.16  $ (0.12)    $ (0.36)    $ (0.48)      $    --    $     --    $      --
                                      10/31/01         15.96    (0.10)      (4.70)      (4.80)           --          --           --
                                      10/31/00        14.58     (0.10)        1.48        1.38           --          --           --
                                      10/31/99        10.13     (0.09)        4.55        4.46           --      (0.01)           --
                                                      10.00       0.01        0.12        0.13           --          --           --
                                     10/31/98(2)
Class B                               10/31/02         10.99    (0.17)      (0.36)      (0.53)           --          --           --
                                      10/31/01         15.80    (0.17)      (4.64)      (4.81)           --          --           --
                                      10/31/00        14.51     (0.19)        1.48        1.29           --          --           --
                                      10/31/99        10.12     (0.16)        4.55        4.39           --          --           --
                                                      10.00         --        0.12        0.12           --          --           --
                                     10/31/98(2)
Class C                               10/31/02         10.98    (0.17)      (0.36)      (0.53)           --          --           --
                                      10/31/01         15.78    (0.17)      (4.63)      (4.80)           --          --           --
                                      10/31/00        14.49     (0.18)        1.47        1.29           --          --           --
                                      10/31/99        10.11     (0.16)        4.54        4.38           --          --           --
                                                      10.00         --        0.11        0.11           --          --           --
                                     10/31/98(2)
Class X                               10/31/02         10.97    (0.17)      (0.36)      (0.53)           --          --           --
                                      10/31/01         15.77    (0.17)      (4.63)      (4.80)           --          --           --
                                      10/31/00        14.48     (0.19)        1.48        1.29           --          --           --
                                      10/31/99        10.11     (0.15)        4.52        4.37           --          --           --
                                                      10.00         --        0.11        0.11           --          --           --
                                     10/31/98(2)
* Prior to November 11, 2002, Janus Capital  Management LLC served as Sub-advisor to the ASAF William Blair  International  Growth Fund
(formerly,  the ASAF Janus Overseas Growth Fund).  William Blair & Company,  L.L.C has served as Sub-advisor to the Fund since November
11, 2002.
+Amount represents less than a penny per share.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(4)
                          -------------------------------------  -----------------------------------------

                 Net Asset
                     Value                Net Assets   Portfolio          Net   After Expense         Before          Ratio of Net
          Total  End of          Total            at    Turnover    Operating   Reimbursement        Expense            Investment
  Distributions     Period   Return(3)        End of        Rate     Expenses   And Waiver(5)  Reimbursement      Income (Loss) to
  -------------     ------   ---------                      ----     --------   -------------
                                              Period                                            And Waiver(5)         Average Net
                                                                                                -------------         -----------
                                          (in 000's)                                                                     Assets(4)
                                          ----------                                                                     ---------

      $     --    $  8.21    (17.07%)    $   31,546         56%       2.10%         2.10%           2.37%             0.03%
        (0.57)       9.90    (40.46%)        57,798         69%       2.06%         2.06%           2.16%           (0.64%)
            --      17.27      22.92%       146,865         72%       1.91%         1.93%           2.03%           (0.39%)
            --      14.06      33.18%        61,082         71%       2.10%         2.12%           2.47%           (0.70%)
            --      10.55       5.50%         8,812        101%       2.10%         2.10%           4.12%             0.06%
            --       8.06    (17.50%)        65,261         56%       2.60%         2.60%           2.88%           (0.47%)
        (0.47)       9.77    (40.78%)       106,979         69%       2.56%         2.56%           2.66%           (1.13%)
            --      17.03      22.25%       234,154         72%       2.41%         2.43%           2.53%           (0.87%)
            --      13.94      32.54%       105,965         71%       2.60%         2.62%           2.97%           (1.22%)
            --      10.51       5.10%        15,339        101%       2.60%         2.60%           4.58%           (0.44%)
            --       8.08    (17.47%)        32,443         56%       2.60%         2.60%           2.88%           (0.48%)
        (0.47)       9.79    (40.76%)        56,063         69%       2.56%         2.56%           2.66%           (1.13%)
            --      17.06      22.29%       132,594         72%       2.41%         2.43%           2.53%           (0.86%)
            --      13.96      32.60%        54,101         71%       2.60%         2.62%           2.97%           (1.21%)
            --      10.52       5.20%         9,580        101%       2.60%         2.60%           4.58%           (0.45%)
            --       8.06    (17.50%)        17,976         56%       2.60%         2.60%           2.88%           (0.48%)
        (0.47)       9.77    (40.79%)        27,923         69%       2.56%         2.56%           2.66%           (1.13%)
            --      17.03      22.34%        54,487         72%       2.41%         2.42%           2.53%           (0.90%)
            --      13.93      32.57%        34,002         71%       2.60%         2.62%           2.98%           (1.19%)
            --      10.50       5.00%        11,226        101%       2.60%         2.60%           4.60%           (0.41%)

      $     --   $  10.68     (4.57%)   $   124,022        103%       1.80%         1.80%           2.00%           (1.01%)
            --      11.16    (30.03%)       149,093        133%       1.80%         1.80%           1.94%           (0.76%)
            --      15.96       9.47%       232,611        108%       1.78%         1.78%           1.87%           (0.61%)
        (0.01)      14.58      44.18%       103,196        105%       1.75%         1.76%           2.03%           (0.69%)
            --      10.13       1.20%         7,037         67%       1.75%         1.75%           2.84%             0.72%
            --      10.46     (5.10%)       282,066        103%       2.30%         2.30%           2.50%           (1.51%)
            --      10.99    (30.44%)       331,904        133%       2.30%         2.30%           2.44%           (1.26%)
            --      15.80       8.89%       534,179        108%       2.27%         2.28%           2.36%           (1.11%)
            --      14.51      43.52%       285,342        105%       2.25%         2.26%           2.53%           (1.20%)
            --      10.12       1.10%        17,994         67%       2.25%         2.25%           3.29%             0.25%
            --      10.45     (5.10%)       144,397        103%       2.30%         2.30%           2.50%           (1.51%)
            --      10.98    (30.37%)       156,021        133%       2.30%         2.30%           2.44%           (1.26%)
            --      15.78       8.90%       249,913        108%       2.26%         2.28%           2.36%           (1.11%)
            --      14.49      43.32%       125,796        105%       2.25%         2.26%           2.53%           (1.19%)
            --      10.11       1.10%        11,012         67%       2.25%         2.25%           3.44%             0.24%
            --      10.44     (5.10%)        45,557        103%       2.30%         2.30%           2.50%           (1.51%)
            --      10.97    (30.39%)        51,745        133%       2.30%         2.30%           2.44%           (1.26%)
            --      15.77       8.83%        79,187        108%       2.27%         2.28%           2.36%           (1.11%)
            --      14.48      43.47%        49,980        105%       2.25%         2.26%           2.53%           (1.18%)
            --      10.11       1.10%         5,746         67%       2.25%         2.25%           3.22%             0.20%
(1)  Commenced operations on December 31, 1997.
(2)  Commenced operations on August 19, 1998.
(3)  Total return for Class X shares does not reflect the payment of bonus shares.
(4)  Annualized for periods less than one year.
(5) Prior to 2001,  figures include  commissions  received by the Distributor  under the  Supplemental  Plans, as described above under
"How to Buy Shares -      Distribution Plans."
 Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                          Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------
                                                    Net Asset        Net          Net                         In Excess
                                                        Value  Investment    Realized  Total from  From Net           of    From Net
                                     Period         Beginning     Income            &  Investment  Investment Net           Realized
                                      Ended         of Period     (Loss)   Unrealized  Operations     Income  Investment      Gains
                                      -----         ---------     ------               ----------     ------                  -----
                                                                          Gain (Loss)                             Income
                                                                          ----------                              ------
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
===================
Class A                              10/31/02         $ 13.52  $ (0.20)     $ (2.70)    $ (2.90)    $    --   $    --    $
                                                                                                                              --
                                     10/31/01           24.04    (0.23)      (10.29)     (10.52)         --        --         --
                                     10/31/00          16.22     (0.28)         8.10        7.82         --        --         --
                                     10/31/99          11.81     (0.17)         4.73        4.56         --        --         (0.15)
                                                       10.00     (0.01)         1.82        1.81         --        --         --
                                   10/31/98(1)
Class B                              10/31/02           13.30    (0.26)       (2.64)      (2.90)         --        --         --
                                     10/31/01           23.78    (0.31)      (10.17)     (10.48)         --        --         --
                                     10/31/00          16.12     (0.40)         8.06        7.66         --        --         --
                                     10/31/99          11.79     (0.25)         4.73        4.48         --        --         (0.15)
                                                       10.00     (0.01)         1.80        1.79         --        --         --
                                   10/31/98(1)
Class C                              10/31/02           13.30    (0.26)       (2.64)      (2.90)         --        --         --
                                     10/31/01           23.79    (0.31)      (10.18)     (10.49)         --        --         --
                                     10/31/00          16.12     (0.40)         8.07        7.67         --        --         --
                                     10/31/99          11.79     (0.24)         4.72        4.48         --        --         (0.15)
                                                       10.00     (0.01)         1.80        1.79         --        --         --
                                   10/31/98(1)
Class X                              10/31/02           13.29    (0.26)       (2.63)      (2.89)         --        --         --
                                     10/31/01           23.77    (0.31)      (10.17)     (10.48)         --        --         --
                                     10/31/00          16.12     (0.40)         8.05        7.65         --        --         --
                                     10/31/99          11.79     (0.25)         4.73        4.48         --        --         (0.15)
                                                       10.00     (0.01)         1.80        1.79         --        --         --
                                   10/31/98(1)
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
==================
Class A                              10/31/02         $ 13.35  $ (0.07)     $ (0.09)    $ (0.16)    $    --  $       --  $     (0.11)
                                     10/31/01           14.65    (0.03)       (1.19)      (1.22)         --        --         (0.08)
                                     10/31/00          11.42     (0.05)         3.50        3.45         --        --         (0.22)
                                     10/31/99          10.23       0.03         1.19        1.22         --        (0.03)     --
                                                       10.00       0.02         0.21        0.23         --        --         --
                                   10/31/98(1)
Class B                              10/31/02           13.17    (0.14)       (0.09)      (0.23)         --        --         (0.11)
                                     10/31/01           14.53    (0.11)       (1.17)      (1.28)         --        --         (0.08)
                                     10/31/00          11.38     (0.11)         3.48        3.37         --        --         (0.22)
                                     10/31/99          10.22     (0.05)         1.22        1.17         --        (0.01)     --
                                                       10.00       0.01         0.21        0.22         --        --         --
                                   10/31/98(1)
Class C                              10/31/02           13.17    (0.14)       (0.08)      (0.22)         --        --         (0.11)
                                     10/31/01           14.53    (0.11)       (1.17)      (1.28)         --        --         (0.08)
                                     10/31/00          11.38     (0.11)         3.48        3.37         --        --         (0.22)
                                     10/31/99          10.22     (0.05)         1.22        1.17         --        (0.01)     --
                                                       10.00         --         0.22        0.22         --        --         --
                                   10/31/98(1)
Class X                              10/31/02           13.14    (0.14)       (0.08)      (0.22)         --        --         (0.11)
                                     10/31/01           14.50    (0.11)       (1.17)      (1.28)         --        --         (0.08)
                                     10/31/00          11.36     (0.11)         3.47        3.36         --        --         (0.22)
                                     10/31/99          10.22     (0.05)         1.20        1.15         --        (0.01)     --
                                                       10.00       0.01         0.21        0.22         --        --         --
                                   10/31/98(1)
ASAF STRONG INTL EQUITY FUND*
=============================
Class A                              10/31/02          $ 6.10  $ (0.02)     $ (1.14)    $ (1.16)    $    --  $       --  $         --
                                     10/31/01            8.81    (0.02)       (2.69)      (2.71)         --        --         --
                                                       10.00       0.03       (1.22)      (1.19)         --        --         --
                                   10/31/00(2)
Class B                              10/31/02            6.04    (0.05)       (1.12)      (1.17)         --        --         --
                                     10/31/01            8.78    (0.07)       (2.67)      (2.74)         --        --         --
                                                       10.00     (0.02)       (1.20)      (1.22)         --        --         --
                                   10/31/00(2)
Class C                              10/31/02            6.02    (0.05)       (1.11)      (1.16)         --        --         --
                                     10/31/01            8.77    (0.06)       (2.69)      (2.75)         --        --         --
                                                       10.00     (0.01)       (1.22)      (1.23)         --        --         --
                                   10/31/00(2)
Class X                              10/31/02            6.04    (0.05)       (1.12)      (1.17)         --        --         --
                                     10/31/01            8.79    (0.07)       (2.68)      (2.75)         --        --         --
                                                       10.00     (0.02)       (1.19)      (1.21)         --        --         --
                                   10/31/00(2)
* Prior to December  10, 2001 A I M Capital  Management,  Inc.  served as  Sub-advisor  to the ASAF Strong  International  Equity Fund
(formerly the ASAF AIM  International  Equity Fund).  Strong  Capital  Management,  Inc. has served as  Sub-advisor  to the Fund since
December 10, 2001.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(4)
                          -------------------------------------  -----------------------------------------
                                                                                                                      Ratio of Net
                                                                                                                        Investment
                    Net Asset                 Net Assets    Portfolio         Net  After Expense         Before   Income (Loss) to
         Total          Value        Total            at     Turnover   Operating  Reimbursement        Expense        Average Net
 Distributions  End of Period    Return(3)        End of         Rate    Expenses  And Waiver(5)  Reimbursement          Assets(4)
 -------------  -------------    ---------                       ----    --------  -------------                         ---------
                                                  Period                                          And Waiver(5)
                                                                                                  -------------
                                              (in 000's)
                                              ---------

     $     --   $    10.62      (21.38%)   $    37,157           93%      1.85%          1.85%         2.24%            (1.55%)
           --        13.52      (43.76%)        55,743          122%      1.85%          1.85%         2.00%            (1.33%)
           --        24.04        48.21%       105,924          109%      1.80%          1.82%         1.91%            (1.18%)
       (0.15)        16.22        38.83%        10,908          106%      1.75%          1.77%         2.65%            (1.17%)
           --        11.81        18.00%           587          122%      1.75%          1.75%         5.66%            (0.52%)
           --        10.40      (21.80%)        71,306           93%      2.35%          2.35%         2.74%            (2.05%)
           --        13.30      (44.07%)       111,598          122%      2.35%          2.35%         2.51%            (1.83%)
           --        23.78        47.52%       195,520          109%      2.30%          2.31%         2.40%            (1.67%)
       (0.15)        16.12        38.21%        22,399          106%      2.25%          2.27%         3.14%            (1.68%)
           --        11.79        17.80%           991          122%      2.25%          2.25%        15.98%            (0.78%)
           --        10.40      (21.80%)        28,827           93%      2.35%          2.35%         2.74%            (2.04%)
           --        13.30      (44.09%)        44,495          122%      2.35%          2.35%         2.51%            (1.83%)
           --        23.79        47.58%        75,916          109%      2.30%          2.31%         2.40%            (1.67%)
       (0.15)        16.12        38.09%         9,674          106%      2.25%          2.27%         3.17%            (1.68%)
           --        11.79        17.90%           903          122%      2.25%          2.25%        20.25%            (0.72%)
           --        10.40      (21.75%)        13,537           93%      2.35%          2.35%         2.74%            (2.04%)
           --        13.29      (44.09%)        18,955          122%      2.35%          2.35%         2.51%            (1.83%)
       (0.15)        23.77        47.46%        32.363          109%      2.30%          2.31%         2.40%            (1.67%)
           --        16.12        38.09%         6,428          106%      2.25%          2.27%         3.19%            (1.69%)
           --        11.79        17.90%           509          122%      2.25%          2.25%        10.43%            (0.67%)

   $   (0.11)   $    13.08       (1.31%)   $    43,346          109%      1.85%          1.85%         1.99%            (0.49%)
       (0.08)        13.35       (8.39%)        43,595          219%      1.85%          1.85%         1.91%            (0.24%)
       (0.22)        14.65        30.46%        27,571          196%      1.79%          1.87%         2.11%            (0.37%)
       (0.03)        11.42        12.06%         8,561          126%      1.75%          1.85%         2.76%              0.06%
           --        10.23         2.30%           717            3%      1.75%          1.75%         9.44%              0.87%
       (0.11)        12.83       (1.86%)        94,735          109%      2.35%          2.35%         2.49%            (0.99%)
       (0.08)        13.17       (8.87%)        96,608          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.53        29.86%        57,561          196%      2.29%          2.37%         2.62%            (0.85%)
       (0.01)        11.38        11.57%        21,560          126%      2.25%          2.35%         3.29%            (0.44%)
           --        10.22         2.20%         1,886            3%      2.25%          2.25%         9.10%              0.47%
       (0.11)        12.84       (1.78%)        36,403          109%      2.35%          2.35%         2.49%            (0.99%)
       (0.08)        13.17       (8.87%)        34,719          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.53        29.86%        22,114          196%      2.29%          2.36%         2.62%            (0.85%)
       (0.01)        11.38        11.57%         7,731          126%      2.25%          2.35%         3.32%            (0.45%)
           --        10.22         2.20%           997            3%      2.25%          2.25%        13.91%              0.26%
       (0.11)        12.81       (1.79%)        17,141          109%      2.35%          2.35%         2.49%            (0.99%)
       (0.08)        13.14       (8.89%)        15,781          219%      2.35%          2.35%         2.41%            (0.73%)
       (0.22)        14.50        29.83%        10,565          196%      2.29%          2.36%         2.62%            (0.84%)
       (0.01)        11.36        11.38%         4,608          126%      2.25%          2.35%         3.35%            (0.46%)
           --        10.22         2.20%           295            3%      2.25%          2.25%        12.90%              0.34%

     $     --    $    4.94      (19.02%)    $   12,917         155%      2.10%           2.10%         2.77%            (0.31%)
           --         6.10      (30.76%)        13,896          97%      2.10%           2.10%         2.63%            (0.25%)
           --         8.81      (11.90%)        12,696          74%      2.10%           2.20%         3.01%              0.32%
           --         4.87      (19.37%)        15,499         155%      2.60%           2.60%         3.27%            (0.82%)
           --         6.04      (31.29%)        18,565          97%      2.60%           2.60%         3.14%            (0.97%)
           --         8.78      (12.20%)        17,900          74%      2.60%           2.70%         3.55%            (0.22%)
           --         4.86      (19.44%)         8,579         155%      2.60%           2.60%         3.27%            (0.82%)
           --         6.02      (31.36%)        11,399          97%      2.60%           2.60%         3.12%            (0.89%)
           --         8.77      (12.30%)        12,120          74%      2.60%           2.70%         3.53%            (0.13%)
           --         4.87      (19.37%)         3,689         155%      2.60%           2.60%         3.27%            (0.83%)
           --         6.04      (31.29%)         4,462          97%      2.60%           2.60%         3.15%            (0.97%)
           --         8.79      (12.10%)         3,866          74%      2.60%           2.70%         3.75%            (0.23%)
(1)      Commenced operations on August 19, 1998.
(2)      Commenced operations on November 1, 1999.
(3)      Total return for Class X shares does not reflect the payment of bonus shares.
(4)      Annualized for periods less than one year.
(5)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------

                                                   Net Asset        Net  Net                                 In Excess of
                                                       Value  Investment   Realized  Total from  From Net             Net      From Net
                                       Period      Beginning     Income  &           Investment  Investment    Investment      Realized
                                       Ended       Of Period     (Loss)  Unrealized  Operations      Income        Income         Gains
                                       -----       ---------     ------              ----------      ------        ------         -----
                                                                         Gain
                                                                         ----
                                                                             (Loss)
                                                                             ------
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND*
======================
Class A                               10/31/02        $ 8.15    $ 0.02    $ (1.22)    $ (1.20)  $    --         $     --     $    --
                                      10/31/01         10.24      0.02      (2.10)      (2.08)      --+               --      (0.01)
                                                      10.00       0.03        0.21        0.24     --                 --          --
                                     10/31/00(1)
Class B                               10/31/02          8.08    (0.02)      (1.21)      (1.23)     --                 --          --
                                      10/31/01         10.20    (0.02)      (2.09)      (2.11)     --                 --      (0.01)
                                                      10.00     (0.03)        0.23        0.20     --                 --          --
                                     10/31/00(1)
Class C                               10/31/02          8.08    (0.02)      (1.21)      (1.23)     --                 --          --
                                      10/31/01         10.20    (0.02)      (2.09)      (2.11)     --                 --      (0.01)
                                                      10.00     (0.03)        0.23        0.20     --                 --          --
                                     10/31/00(1)
Class X                               10/31/02          8.06    (0.02)      (1.20)      (1.22)     --                 --          --
                                      10/31/01         10.20    (0.02)      (2.11)      (2.13)     --                 --      (0.01)
                                                      10.00     (0.03)        0.23        0.20     --                 --          --
                                     10/31/00(1)
ASAF MFS GROWTH
WITH INCOME FUND:
================
Class A                               10/31/02        $ 8.19  $ (0.02)    $ (1.28)    $ (1.30)  $      --       $     --    $     --
                                      10/31/01         10.73    (0.03)      (2.51)      (2.54)     --                 --          --
                                                      10.00     (0.03)        0.76        0.73     --                 --          --
                                     10/31/00(1)
Class B                               10/31/02          8.12    (0.06)      (1.26)      (1.32)     --                 --          --
                                      10/31/01         10.68    (0.07)      (2.49)      (2.56)     --                 --          --
                                                      10.00     (0.07)        0.75        0.68     --                 --          --
                                     10/31/00(1)
Class C                               10/31/02          8.11    (0.06)      (1.26)      (1.32)     --                 --          --
                                      10/31/01         10.67    (0.07)      (2.49)      (2.56)     --                 --          --
                                                      10.00     (0.08)        0.75        0.67     --                 --          --
                                     10/31/00(1)
Class X                               10/31/02          8.12    (0.06)      (1.27)      (1.33)     --                 --          --
                                      10/31/01         10.69    (0.07)      (2.50)      (2.57)     --                 --          --
                                                      10.00     (0.08)        0.77        0.69     --                 --          --
                                     10/31/00(1)
ASAF DeAM SMALL-CAP
GROWTH FUND**:
===========
Class A                               10/31/02        $ 4.59  $ (0.06)    $ (1.02)    $ (1.08)  $      --       $     --    $     --
                                      10/31/01          8.08    (0.07)      (3.42)      (3.49)     --                 --          --
                                                      10.00     (0.06)      (1.86)      (1.92)     --                 --          --
                                     10/31/00(2)
Class B                               10/31/02          4.54    (0.08)      (1.00)      (1.08)     --                 --          --
                                      10/31/01          8.04    (0.10)      (3.40)      (3.50)     --                 --          --
                                                      10.00     (0.10)      (1.86)      (1.96)     --                 --          --
                                     10/31/00(2)
Class C                               10/31/02          4.55    (0.08)      (1.01)      (1.09)     --                 --          --
                                      10/31/01          8.04    (0.10)      (3.39)      (3.49)     --                 --          --
                                                      10.00     (0.10)      (1.86)      (1.96)     --                 --          --
                                     10/31/00(2)
Class X                               10/31/02          4.55    (0.08)      (1.00)      (1.08)     --                 --          --
                                      10/31/01          8.05    (0.10)      (3.40)      (3.50)     --                 --          --
                                                      10.00     (0.10)      (1.85)      (1.95)     --                 --          --
                                     10/31/00(2)
ASAF ALGER ALL-CAP
GROWTH FUND:
===========-
Class A                               10/31/02        $ 6.46   $(0.08)    $ (1.41)    $ (1.49)  $               $     --    $     --
                                                                                                   --
                                      10/31/01          9.45    (0.03)      (2.94)      (2.97)    (0.02)              --          --
                                                      10.00         --      (0.55)      (0.55)     --                 --          --
                                     10/31/00(3)
Class B                               10/31/02          6.44    (0.11)      (1.41)      (1.52)     --                 --          --
                                      10/31/01          9.44    (0.06)      (2.94)      (3.00)      --+               --          --
                                                      10.00     (0.01)      (0.55)      (0.56)     --                 --          --
                                     10/31/00(3)
Class C                               10/31/02          6.45    (0.11)      (1.41)      (1.52)     --                 --          --
                                      10/31/01          9.45    (0.08)      (2.92)      (3.00)      --+               --          --
                                                      10.00     (0.01)      (0.54)      (0.55)     --                 --          --
                                     10/31/00(3)
Class X                               10/31/02          6.44    (0.11)      (1.41)      (1.52)     --                 --          --
                                      10/31/01          9.44    (0.06)      (2.94)      (3.00)      --+               --          --
                                                      10.00     (0.01)      (0.55)      (0.56)     --                 --          --
                                     10/31/00(3)
* Prior to May 1, 2000,  Bankers Trust Company served as Sub-advisor to the ASAF Sanford  Bernstein  Managed Index 500 Fund (formerly, the ASAF Bankers Trust Managed Index 500 Fund).  Sanford C. Bernstein & Co. has served as Sub-advisor to the Fund since May 1, 2000.
** Prior to December 10,  2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  to the ASAF DeAM  Small-Cap  Growth Fund
(formerly,  the ASAF Scudder  Small-Cap  Growth Fund).  Deutsche Asset  Management  Inc. has served as Sub-advisor  since December 10,
2001.
+Amount represents less than a penny per share.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(5)
                          -------------------------------------  -----------------------------------------
                                                                                                                     Ratio of Net
                                                                                                                       Investment
                     Net Asset                   Net Assets  Portfolio        Net  After Expense  Before Expense    Income (Loss)
           Total         Value          Total            at   Turnover  Operating  Reimbursement   Reimbursement               to
   Distributions       End of       Return(4)        End of       Rate   Expenses  And Waiver(6)   And Waiver(6)      Average Net
   -------------       -------      ---------                     ----   --------  -------------   -------------
                        Period                       Period                                                             Assets(5)
                        ------                                                                                          ---------
                                                 (in 000's)
                                                 ---------

        $    --     $   6.95        (14.72%)   $  26,122          19%      1.50%          1.50%           1.83%         (0.30%)
         (0.01)         8.15        (20.36%)      24,163          30%      1.50%          1.50%           1.86%           0.24%
             --        10.24           2.40%      19,437         107%      1.50%          1.54%           2.00%           0.30%
             --         6.85        (15.22%)      64,146          19%      2.00%          2.00%           2.33%         (0.20%)
         (0.01)         8.08        (20.74%)      53,206          30%      2.00%          2.00%           2.36%         (0.27%)
             --        10.20           2.00%      34,025         107%      2.00%          2.04%           2.53%         (0.25%)
             --         6.85        (15.22%)      31,253          19%      2.00%          2.00%           2.33%         (0.20%)
         (0.01)         8.08        (20.74%)      30,585          30%      2.00%          2.00%           2.35%         (0.26%)
             --        10.20           2.00%      25,239         107%      2.00%          2.04%           2.56%         (0.25%)
             --         6.84        (15.14%)       6,964          19%      2.00%          2.00%           2.33%         (0.21%)
         (0.01)         8.06        (20.94%)       5,918          30%      2.00%          2.00%           2.36%         (0.26%)
             --        10.20           2.00%       4,959         107%      2.00%          2.04%           2.50%         (0.25%)

       $     --     $   6.89        (15.87%)    $  9,978          88%      1.80%          1.80%           2.43%         (0.30%)
             --         8.19        (23.67%)      11,312          64%      1.80%          1.80%           2.43%         (0.27%)
             --        10.73           7.30%       7,301          65%      1.80%          1.80%           2.54%         (0.29%)
             --         6.80        (16.26%)      17,075          88%      2.30%          2.30%           2.92%         (0.80%)
             --         8.12        (23.97%)      20,584          64%      2.30%          2.30%           2.91%         (0.77%)
             --        10.68           6.80%      16,156          65%      2.30%          2.30%           3.17%         (0.72%)
             --         6.79        (16.28%)       7,592          88%      2.30%          2.30%           2.92%         (0.80%)
             --         8.11        (23.99%)       9,084          64%      2.30%          2.30%           2.93%         (0.77%)
             --        10.67           6.70%       6,681          65%      2.30%          2.30%           3.06%         (0.76%)
             --         6.79        (16.38%)       2,817          88%      2.30%          2.30%           2.92%         (0.81%)
             --         8.12        (24.04%)       4,153          64%      2.30%          2.30%           2.91%         (0.77%)
             --        10.69           6.90%       3,487          65%      2.30%          2.30%           3.06%         (0.76%)

       $     --    $    3.51        (23.53%)   $  10,499         309%      1.86%          1.86%           2.64%         (1.29%)
             --         4.59        (43.19%)      17,736         110%      1.80%          1.80%           2.65%         (1.24%)
             --         8.08        (19.20%)      17,172          61%      1.80%          1.80%           2.43%         (0.72%)
             --         3.46        (23.79%)      16,513         309%      2.36%          2.36%           3.15%         (1.78%)
             --         4.54        (43.53%)      22,969         110%      2.30%          2.30%           3.13%         (1.75%)
             --         8.04        (19.60%)      27,872          61%      2.30%          2.30%           2.94%         (1.25%)
             --         3.46        (23.96%)       8,054         309%      2.36%          2.36%           3.15%         (1.78%)
             --         4.55        (43.41%)      10,968         110%      2.30%          2.30%           3.13%         (1.76%)
             --         8.04        (19.60%)      14,676          61%      2.30%          2.30%           2.94%         (1.24%)
             --         3.47        (23.74%)       2,995         309%      2.36%          2.36%           3.15%         (1.78%)
             --         4.55        (43.48%)       3,875         110%      2.30%          2.30%           3.13%         (1.76%)
             --         8.05        (19.50%)       4,499          61%      2.30%          2.30%           2.93%         (1.23%)

         $   --    $    4.97        (23.06%)    $  6,300         198%      1.85%          1.85%           2.54%         (1.30%)
         (0.02)         6.46        (31.22%)       7,783          70%      1.85%          1.85%           2.57%         (0.59%)
             --         9.45         (5.50%)       3,790          15%      1.85%          1.85%           3.08%         (0.09%)
             --         4.92        (23.60%)       9,985         198%      2.35%          2.35%           3.04%         (1.80%)
             --         6.44        (31.47%)      11,995          70%      2.35%          2.35%           3.10%         (1.13%)
             --         9.44         (5.60%)       4,232          15%      2.35%          2.35%           3.49%         (0.52%)
             --         4.93        (23.57%)       8,518         198%      2.35%          2.35%           3.04%         (1.80%)
             --         6.45        (31.44%)       1,148          70%      2.35%          2.35%           3.10%         (1.13%)
             --         9.45         (5.50%)       4,734          15%      2.35%          2.35%           3.49%         (0.50%)
             --         4.92        (23.60%)       1,781         198%      2.35%          2.35%           3.06%         (1.80%)
             --         6.44        (31.47%)       1,614          70%      2.35%          2.35%           3.13%         (1.16%)
             --         9.44         (5.60%)         389          15%      2.35%          2.35%           3.42%         (0.50%)
(1)      Commenced operations on November 1, 1999.
(2)      Commenced operations on March 1, 2000.
(3)      Commenced operations on September 11, 2000.
(4)      Total return for Class X shares does not reflect the payment of bonus shares.
(5)      Annualized for periods less than one year.
(6)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------

                                                 Net Asset    Net        Net                                 In Excess of
                                                 Value        Investment Realized    Total from  From Net             Net       From Net
                                       Period    Beginning    Income     &           Investment  Investment    Investment       Realized
                                       Ended     of Period    (Loss)     Unrealized  Operations  Income            Income          Gains
                                       -----     ---------    ------                 ----------  ------            ------          -----
                                                                         Gain
                                                                         ----
                                                                         (Loss)
ASAF INVESCO
TECHNOLOGY FUND:
===============-
Class A                               10/31/02        $ 3.18  $ (0.05)    $ (1.16)    $ (1.21)        $  --     $     --     $     --
                                      10/31/01          9.27    (0.05)      (6.03)      (6.08)       (0.01)           --           --+
                                                      10.00         --      (0.73)      (0.73)           --           --           --
                                     10/31/00(1)
Class B                               10/31/02          3.13    (0.07)      (1.13)      (1.20)           --           --           --
                                      10/31/01          9.25    (0.08)      (6.04)      (6.12)           --           --           --+
                                                      10.00         --      (0.75)      (0.75)           --           --           --
                                     10/31/00(1)
Class C                               10/31/02          3.14    (0.06)      (1.14)      (1.20)           --           --           --
                                      10/31/01          9.26    (0.08)      (6.04)      (6.12)           --           --           --+
                                                      10.00         --      (0.74)      (0.74)           --           --           --
                                     10/31/00(1)
Class X                               10/31/02          3.14    (0.07)      (1.13)      (1.20)           --           --           --
                                      10/31/01          9.25    (0.08)      (6.03)      (6.11)           --           --           --+
                                                      10.00         --      (0.75)      (0.75)           --           --           --
                                     10/31/00(1)
ASAF GOLDMAN SACHS
MID-CAP GROWTH FUND*:
====================-
Class A                               10/31/02        $ 4.04  $ (0.05)    $ (0.90)    $ (0.95)       $   --       $   --     $     --
                                      10/31/01         10.01    (0.06)      (5.90)      (5.96)       (0.01)           --           --
                                                      10.00       0.02      (0.01)        0.01           --           --           --
                                     10/31/00(1)
Class B                               10/31/02          4.03    (0.07)      (0.90)      (0.97)           --           --           --
                                      10/31/01         10.00    (0.09)      (5.88)      (5.97)          --+           --           --
                                                      10.00       0.01      (0.01)          --           --           --           --
                                     10/31/00(1)
Class C                               10/31/02          4.03    (0.07)      (0.90)      (0.97)           --           --           --
                                      10/31/01         10.01    (0.09)      (5.89)      (5.98)          --+           --           --
                                                      10.00       0.01          --        0.01           --           --           --
                                     10/31/00(1)
Class X                               10/31/02          4.02    (0.07)      (0.89)      (0.96)           --           --           --
                                      10/31/01         10.00    (0.09)      (5.89)      (5.98)          --+           --           --
                                                      10.00       0.01      (0.01)          --           --           --           --
                                     10/31/00(1)
ASAF PROFUND
MANAGED OTC FUND**:
================
Class A                               10/31/02        $ 2.53  $ (0.04)    $ (0.88)    $ (0.92)     $     --     $     --     $     --
                                      10/31/01          8.22    (0.05)      (5.64)      (5.69)           --           --           --
                                                      10.00     (0.01)      (1.77)      (1.78)           --           --           --
                                     10/31/00(1)
Class B                               10/31/02          2.52    (0.05)      (0.87)      (0.92)           --           --           --
                                      10/31/01          8.22    (0.07)      (5.63)      (5.70)           --           --           --
                                                      10.00     (0.02)      (1.76)      (1.78)           --           --           --
                                     10/31/00(1)
Class C                               10/31/02          2.51    (0.05)      (0.86)      (0.91)           --           --           --
                                      10/31/01          8.21    (0.07)      (5.63)      (5.70)           --           --           --
                                                      10.00     (0.02)      (1.77)      (1.79)           --           --           --
                                     10/31/00(1)
Class X                               10/31/02          2.52    (0.05)      (0.87)      (0.92)           --           --           --
                                      10/31/01          8.21    (0.07)      (5.62)      (5.69)           --           --           --
                                                      10.00     (0.02)      (1.77)      (1.79)           --           --           --
                                     10/31/00(1)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND:
===================-
Class A                               10/31/02        $ 9.59  $ (0.02)   $  (1.65)    $ (1.67)     $     --     $     --     $     --
                                                       10.00    (0.01)      (0.40)      (0.41)           --           --           --
                                     10/31/01(2)
Class B                               10/31/02          9.55    (0.06)      (1.64)      (1.70)           --           --           --
                                                       10.00    (0.04)      (0.41)      (0.45)           --           --           --
                                     10/31/01(2)
Class C                               10/31/02          9.56    (0.06)      (1.65)      (1.71)           --           --           --
                                                       10.00    (0.04)      (0.40)      (0.44)           --           --           --
                                     10/31/01(2)
Class X                               10/31/02          9.56    (0.06)      (1.65)      (1.71)           --           --           --
                                                       10.00    (0.04)      (0.40)      (0.44)           --           --           --
                                     10/31/01(2)
ASAF INVESCO
HEALTH SCIENCES FUND:
====================-
Class A                                              $ 11.35  $ (0.12)    $ (1.83)    $ (1.95)     $     --     $     --     $     --
                                     10/31/02
                                                       10.00    (0.08)        1.43        1.35           --           --           --
                                     10/31/01(2)
Class B                               10/31/02         11.31    (0.18)      (1.82)      (2.00)           --           --           --
                                                       10.00    (0.11)        1.42        1.31           --           --           --
                                     10/31/01(2)
Class C                               10/31/02         11.33    (0.18)      (1.81)      (1.99)           --           --           --
                                                       10.00    (0.12)        1.45        1.33           --           --           --
                                     10/31/01(2)
Class X                               10/31/02         11.33    (0.18)      (1.81)      (1.99)           --           --           --
                                                       10.00    (0.11)        1.44        1.33           --           --           --
                                     10/31/01(2)
* Prior to November 11, 2002,  Janus Capital  Management  LLC served as  Sub-advisor  to the ASAF Goldman  Sachs  Mid-Cap  Growth Fund
(formerly,  the ASAF Janus Mid-Cap Growth Fund).  Goldman Sachs Asset  Management has served as Sub-advisor to the Fund since November
11, 2002.
** Prior to March 1, 2001,  Rydex Global  Advisors  served as Sub-advisor  to the ASAF ProFund  Managed OTC Fund  (formerly,  the ASAF
Rydex Managed OTC Fund). ProFund Advisors LLC has served as Sub-advisor to the Fund since March 1, 2001.
+Amount represents less than a penny a share.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(4)
                          -------------------------------------  -----------------------------------------
                                                                                                                      Ratio of Net
                                                                                                                        Investment
                    Net Asset                 Net Assets   Portfolio         Net  After Expense  Before Expense   Income (Loss) to
            Total  Value End          Total           at    Turnover   Operating  Reimbursement   Reimbursement        Average Net
                            -
    Distributions   of Period     Return(3)       End of        Rate    Expenses  And Waiver(5)   And Waiver(5)          Assets(4)
    -------------   ---------     ---------                     ----    --------  -------------   -------------          --------
                                                  Period
                                              (in 000's)
                                              ----------

        $    --     $ 1.97      (38.05%)    $   4,773         91%       1.90%           1.90%          3.03%             (1.74%)
         (0.01)       3.18      (65.64%)        7,989         74%       1.90%           1.90%          2.90%             (1.21%)
             --       9.27       (7.30%)        4,910          4%       1.90%           1.90%          2.65%               0.19%
             --       1.93      (38.34%)        6,036         91%       2.40%           2.40%          3.52%             (2.25%)
             --       3.13      (66.16%)       10,259         74%       2.40%           2.40%          3.30%             (1.67%)
             --       9.25       (7.50%)       11,811          4%       2.40%           2.40%          3.02%             (0.36%)
             --       1.94      (38.22%)        4,559         91%       2.40%           2.40%          3.54%             (2.25%)
             --       3.14      (66.09%)        6,939         74%       2.40%           2.40%          3.31%             (1.68%)
             --       9.26       (7.40%)        7,384          4%       2.40%           2.40%          3.05%             (0.30%)
             --       1.94      (38.22%)        1,013         91%       2.40%           2.40%          3.51%             (2.26%)
             --       3.14      (66.05%)        1,830         74%       2.40%           2.40%          3.44%             (1.71%)
             --       9.25       (7.50%)        1,003          4%       2.40%           2.40%          3.16%             (0.33%)

        $    --     $ 3.09      (23.51%)    $   5,765         89%       1.90%           1.90%          3.17%             (1.38%)
         (0.01)       4.04      (59.56%)        6,012        188%       1.90%           1.90%          2.95%             (1.13%)
             --      10.01         0.10%        3,069          3%       1.90%           1.90%          2.96%               1.19%
             --       3.06      (24.07%)        7,310         89%       2.40%           2.40%          3.65%             (1.88%)
             --       4.03      (59.68%)        9,098        188%       2.40%           2.40%          3.37%             (1.60%)
             --      10.00         0.00%        8,853          3%       2.40%           2.40%          3.32%               0.45%
             --       3.06      (24.07%)        3,566         89%       2.40%           2.40%          3.65%             (1.88%)
             --       4.03      (59.72%)        4,687        188%       2.40%           2.40%          3.40%             (1.61%)
             --      10.01         0.10%        4,495          3%       2.40%           2.40%          3.49%               0.71%
             --       3.06      (23.88%)          916         89%       2.40%           2.40%          3.65%             (1.88%)
             --       4.02      (59.78%)        1,174        188%       2.40%           2.40%          3.47%             (1.65%)
             --      10.00         0.00%          676          3%       2.40%           2.40%          3.39%               0.72%

         $   --     $ 1.61      (36.36%)     $  5,076         30%       1.75%           1.75%          2.58%             (1.56%)
             --       2.53      (69.22%)        6,805         54%       1.75%           1.75%          2.59%             (1.42%)
             --       8.22      (17.80%)        7,052          1%       1.75%           1.75%          2.40%             (1.11%)
             --       1.60      (36.51%)       10,978         30%       2.25%           2.25%          3.09%             (2.06%)
             --       2.52      (69.34%)       13,664         54%       2.25%           2.25%          3.13%             (1.92%)
             --       8.22      (17.80%)       12,048          1%       2.25%           2.25%          2.73%             (1.57%)
             --       1.60      (36.26%)        7,688         30%       2.25%           2.25%          3.10%             (2.06%)
             --       2.51      (69.43%)        7,760         54%       2.25%           2.25%          3.14%             (1.93%)
             --       8.21      (17.90%)        6,927          1%       2.25%           2.25%          2.82%             (1.58%)
             --       1.60      (36.51%)          739         30%       2.25%           2.25%          3.07%             (2.06%)
             --       2.52      (69.31%)        1,106         54%       2.25%           2.25%          3.23%             (1.94%)
             --       8.21      (17.90%)          835          1%       2.25%           2.25%          2.81%             (1.55%)

          $  --    $  7.92      (17.41%)     $  2,698         35%       1.85%           1.85%          3.34%             (0.21%)
             --       9.59       (4.10%)        2,273         13%       1.85%           1.85%          4.12%             (0.17%)
             --       7.85      (17.80%)        5,023         35%       2.35%           2.35%          3.85%             (0.71%)
             --       9.55       (4.50%)        4,139         13%       2.35%           2.35%          5.24%             (0.66%)
             --       7.85      (17.89%)        2,574         35%       2.35%           2.35%          3.88%             (0.71%)
             --       9.56       (4.40%)        1,698         13%       2.35%           2.35%          5.43%             (0.66%)
             --       7.85      (17.89%)        1,284         35%       2.35%           2.35%          3.91%             (0.71%)
             --       9.56       (4.40%)          903         13%       2.35%           2.35%          4.80%             (0.66%)

          $  --     $ 9.40      (17.25%)     $  4,210        122%       1.90%           1.90%          3.18%             (1.19%)
             --      11.35        13.60%        3,971         35%       1.90%           1.90%          3.96%             (1.10%)
             --       9.31      (17.60%)        7,256        122%       2.40%           2.40%          3.66%             (1.69%)
             --      11.31        13.10%        6,427         35%       2.40%           2.40%          4.75%             (1.54%)
             --       9.34      (17.64%)        3,870        122%       2.40%           2.40%          3.68%             (1.70%)
             --      11.33        13.40%        2,659         35%       2.40%           2.40%          4.70%             (1.56%)
             --       9.34      (17.64%)        1,956        122%       2.40%           2.40%          3.69%             (1.70%)
             --      11.33        13.40%        1,702         35%       2.40%           2.40%          5.49%             (1.48%)
(1)      Commenced operations on September 11, 2000.
(2)      Commenced operation on March 1, 2001.
(3)      Total return for Class X shares does not reflect the payment of bonus shares.
(4)      Annualized for periods less than one year.
(5)      Prior to 2001,  figures includes  commissions  received by the Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------

                                                 Net Asset    Net        Net                                In Excess of
                                                 Value        Investment Realized    Total from  From Net   Net              From Net
                                     Period      Beginning    Income     &           Investment  Investment  Investment      Realized
                                     Ended       of Period    (Loss)     Unrealized  Operations  Income     Income             Gains
                                     -----       ---------    ------                 ----------  ------     ------             -----
                                                                         Gain
                                                                         ----
                                                                         (Loss)
ASAF GABELLI
ALL-CAP VALUE FUND:
==================-
Class A                               10/31/02        $ 9.18  $ (0.01)    $ (1.52)    $ (1.53)       $   --     $     --     $     --
                                      10/31/01         10.26      0.03      (1.08)      (1.05)       (0.03)           --           --
                                                      10.00       0.01        0.25        0.26           --           --           --
                                     10/31/00(1)
Class B                               10/31/02          9.14    (0.06)      (1.50)      (1.56)           --           --           --
                                      10/31/01         10.26    (0.04)      (1.07)      (1.11)       (0.01)           --           --
                                                      10.00       0.01        0.25        0.26           --           --           --
                                     10/31/00(1)
Class C                               10/31/02          9.14    (0.06)      (1.50)      (1.56)           --           --           --
                                      10/31/01         10.25    (0.03)      (1.07)      (1.10)       (0.01)           --           --
                                                      10.00       0.01        0.24        0.25           --           --           --
                                     10/31/00(1)
Class X                               10/31/02          9.13    (0.06)      (1.50)      (1.56)           --           --           --
                                      10/31/01         10.25    (0.03)      (1.08)      (1.11)       (0.01)           --           --
                                                      10.00       0.01        0.24        0.25           --           --           --
                                     10/31/00(1)
ASAF SANFORD BERNSTEIN
CORE VALUE FUND:
===============-
Class A                                 10/31/02      $ 9.77    $ 0.08    $ (0.86)    $ (0.78)   $   (0.05)     $     --     $  (0.02)
                                                       10.00      0.05      (0.28)      (0.23)           --           --            --
                                     10/31/01(2)
Class B                                                 9.74      0.03      (0.86)      (0.83)       (0.01)           --        (0.02)
                                      10/31/02
                                                       10.00      0.01      (0.27)      (0.26)           --           --            --
                                     10/31/01(2)
Class C                                                 9.73      0.03      (0.85)      (0.82)       (0.01)           --        (0.02)
                                      10/31/02
                                                       10.00      0.01      (0.28)      (0.27)           --           --            --
                                     10/31/01(2)
Class X                                                 9.73      0.03      (0.85)      (0.82)       (0.01)           --        (0.02)
                                      10/31/02
                                                       10.00      0.02      (0.29)      (0.27)           --           --            --
                                     10/31/01(2)
ASAF T. ROWE PRICE
TAX MANAGED FUND:
================-
Class A                                 10/31/02      $ 9.00  $ (0.06)    $ (1.17)    $ (1.23)     $     --     $     --      $     --
                                                       10.00    (0.05)      (0.95)      (1.00)           --           --            --
                                     10/31/01(2)
Class B                                 10/31/02        8.98    (0.11)      (1.17)      (1.28)           --           --            --
                                                       10.00    (0.08)      (0.94)      (1.02)           --           --            --
                                     10/31/01(2)
Class C                                 10/31/02        8.98    (0.10)      (1.17)      (1.27)           --           --            --
                                                       10.00    (0.08)      (0.94)      (1.02)           --           --            --
                                     10/31/01(2)
Class X                                 10/31/02        8.97    (0.10)      (1.18)      (1.28)           --           --            --
                                                       10.00    (0.08)      (0.95)      (1.03)           --           --            --
                                     10/31/01(2)
ASAF DeAM LARGE-CAP
GROWTH FUND:
===========-
Class A                                              $ 10.00  $ (0.03)    $ (1.88)    $ (1.91)     $     --     $     --      $     --
                                     10/31/02(3)
Class B                                                10.00    (0.04)      (1.90)      (1.94)           --           --            --
                                     10/31/02(3)
Class C                                                10.00    (0.04)      (1.90)      (1.94)           --           --            --
                                     10/31/02(3)
Class X                                                10.00    (0.04)      (1.89)      (1.93)           --           --            --
                                     10/31/02(3)
ASAF DeAM LARGE-CAP
VALUE FUND:
==========-
Class A                                              $ 10.00  $ (0.03)    $ (1.84)    $ (1.87)     $     --     $     --      $     --
                                     10/31/02(3)
Class B                                                10.00    (0.04)      (1.84)      (1.88)           --           --            --
                                     10/31/02(3)
Class C                                                10.00    (0.04)      (1.83)      (1.87)           --           --            --
                                     10/31/02(3)
Class X                                                10.00    (0.05)      (1.83)      (1.88)           --           --            --
                                     10/31/02(3)

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(5)
                          -------------------------------------  -----------------------------------------
                                                                                                                       Ratio of Net
                                                                                                                         Investment
                     Net Asset                Net Assets   Portfolio         Net   After Expense         Before    Income (Loss) to
            Total   Value End         Total           at    Turnover   Operating   Reimbursement        Expense         Average Net
                             -
    Distributions    of Period    Return(4)       End of        Rate    Expenses   And Waiver(6)  Reimbursement           Assets(5)
    -------------    ---------    ---------                     ----    --------   -------------                          --------
                                                  Period                                          And Waiver(6)
                                                                                                  -------------
                                              (in 000's)
                                              ----------

$          --    $    7.65      (16.67%)   $   17,408         30%       1.85%           1.85%          2.22%            (0.15%)
    (0.03)           9.18       (10.25%)       16,579         84%       1.85%           1.85%          2.32%             0.08%
    --             10.26      2.60%             1,522          7%       1.85%           1.85%          4.99%    1.05%
    --               7.58       (17.07%)       27,583         30%       2.35%           2.35%          2.71%            (0.65%)
    (0.01)         9.14       (10.78%)         29,676         84%       2.35%           2.35%          2.81%    (0.43%)
    --             10.26      2.60%             2,893          7%       2.35%           2.35%          4.98%    0.57%
    --               7.58       (17.07%)       15,607         30%       2.35%           2.35%          2.71%            (0.66%)
    (0.01)         9.14       (10.69%)         19,876         84%       2.35%           2.35%          2.81%    (0.43%)
    --             10.25      2.50%             3,127          7%       2.35%           2.35%          5.21%    0.58%
    --               7.57       (17.09%)        3,664         30%       2.35%           2.35%          2.69%            (0.66%)
    (0.01)         9.13       (10.79%)          4,498         84%       2.35%           2.35%          2.81%    (0.43%)
    --             10.25      2.50%               217          7%       2.35%           2.35%          4.80%    0.46%

$    (0.07)     $    8.92       (8.16%)   $    4,537         14%       1.70%          1.70%       2.76%                 0.75%
   --               9.77        (2.20%)        1,677          9%       1.70%          1.70%       3.95%                 0.70%
   (0.03)           8.88        (8.58%)        9,378         14%       2.20%          2.20%       3.26%                 0.29%
   --               9.74        (2.60%)        3,867          9%       2.20%          2.20%       5.57%                 0.22%
   (0.03)           8.88        (8.49%)        7,212         14%       2.20%          2.20%       3.25%                 0.30%
   --               9.73        (2.70%)        3,040          9%       2.20%          2.20%       4.73%                 0.22%
   (0.03)           8.88        (8.49%)        2,217         14%       2.20%          2.20%       3.28%                 0.30%
   --               9.73        (2.70%)          514          9%       2.20%          2.20%       4.75%                 0.23%

$     --        $              (13.67%)   $    1,174         21%       1.80%          1.80%       5.34%                (0.71%)
                    7.77
   --               9.00       (10.00%)          746         12%       1.80%          1.80%       8.94%                (0.75%)
   --               7.70       (14.25%)        2,028         21%       2.30%          2.30%       5.81%                (1.22%)
   --               8.98       (10.20%)        1,237         12%       2.30%          2.30%       9.51%                (1.26%)
   --               7.71       (14.14%)        2,597         21%       2.30%          2.30%       5.87%                (1.21%)
   --               8.98       (10.20%)          867         12%       2.30%          2.30%      11.19%                (1.24%)
   --               7.69       (14.27%)           97         21%       2.30%          2.30%       5.89%                (1.21%)
   --               8.97       (10.20%)           33         12%       2.30%          2.30%      15.47%                (1.25%)

$     --        $              (19.10%)     $     80          --       1.67%          1.67%      45.32%                (0.65%)
                    8.09
   --               8.06       (19.40%)          355          --       2.17%          2.17%      62.70%                (1.08%)
   --               8.06       (19.40%)          177          --       2.17%          2.17%      77.24%                (1.05%)
   --               8.07       (19.30%)            1          --       2.17%          2.17%      38.29%                (1.03%)

$     --        $              (18.70%)     $    109          --       1.65%          1.65%      34.03%                (0.63%)
                    8.13
   --               8.12       (18.80%)          659          --       2.15%          2.15%      37.63%                (1.08%)
   --               8.13       (18.70%)          304          --       2.15%          2.15%      43.48%                (1.05%)
   --               8.12       (18.80%)           60          --       2.15%          2.15%      40.53%                (1.07%)
(1)      Commenced operations on September 11, 2000.
(2)      Commenced operations on March 1, 2001.
(3)      Commenced operations on May 1, 2002.
(4)      Total return for Class X shares does not reflect the payment of bonus shares.
(5)      Annualized for periods less than one year.
(6)      Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under "How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                          Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------
                                                  Net Asset        Net                                          In Excess
                                                      Value  Investment         Net   Total from  From Net             of  From Net
                                       Period     Beginning     Income     Realized   Investment  Investment          Net  Realized
                                       Ended      of Period     (Loss)            &   Operations      Income   Investment    Gains
                                       -----      ---------     ------                ----------      ------                 -----
                                                                         Unrealized                                Income
                                                                                                                   ------
                                                                        Gain (Loss)
                                                                        -----------
ASAF AMERICAN CENTURY
INTERNATIONAL GROWTH FUND*:
=========================
Class A                               10/31/02    $          $   0.03   $   (1.34) $   (1.31)  $            $              $     --
                                                      7.26                                           --           --
                                      10/31/01       10.98      (0.04)      (3.68)     (3.72)        --           --             --
                                      10/31/00       10.99      (0.15)       0.14      (0.01)        --           --             --
                                      10/31/99        9.39      (0.01)       1.68       1.67         --           (0.07)         --
                                      10/31/98        8.93      (0.02)       0.48       0.46         --           --             --
Class B                               10/31/02        7.33       --+        (1.35)     (1.35)        --           --             --
                                      10/31/01       11.15      (0.10)      (3.72)     (3.82)        --           --             --
                                      10/31/00       11.22      (0.21)       0.14      (0.07)        --           --             --
                                      10/31/99        9.59      (0.08)       1.73       1.65         --           (0.02)         --
                                      10/31/98        9.16      (0.07)       0.50       0.43         --           --             --
Class C                               10/31/02        7.31       --+        (1.34)     (1.34)        --           --             --
                                      10/31/01       11.13      (0.09)      (3.73)     (3.82)        --           --             --
                                      10/31/00       11.21      (0.21)       0.13      (0.08)        --           --             --
                                      10/31/99        9.57      (0.08)       1.74       1.66         --           (0.02)         --
                                      10/31/98        9.16      (0.06)       0.47       0.41         --           --             --
Class X                               10/31/02        7.34       --+        (1.34)     (1.34)        --           --             --
                                      10/31/01       11.17      (0.10)      (3.73)     (3.83)        --           --             --
                                      10/31/00       11.25      (0.20)       0.12      (0.08)        --           --             --
                                      10/31/99        9.61      (0.09)       1.75       1.66         --           (0.02)         --
                                      10/31/98        9.18      (0.07)       0.50       0.43         --           --             --
ASAF GOLDMAN SACHS
CONCENTRATED GROWTH FUND**:
==========================-
Class A                               10/31/02    $   12.44 $           $   (2.56) $           $            $              $     --
                                                                (0.12)                 (2.68)        --           --
                                      10/31/01       22.80       0.01      (10.37)    (10.36)        --           --             --
                                      10/31/00       21.97      (0.11)       0.94       0.83         --           --             --
                                      10/31/99       14.41      (0.10)       7.66       7.56         --           --             --
                                      10/31/98       11.40      (0.01)       3.05       3.04         (0.02)       (0.01)         --
Class B                               10/31/02       10.94      (0.12)      (2.28)     (2.40)        --           --             --
                                      10/31/01       20.14      (0.07)      (9.13)     (9.20)        --           --             --
                                      10/31/00       19.50      (0.21)       0.85       0.64         --           --             --
                                      10/31/99       12.87      (0.17)       6.80       6.63         --           --             --
                                      10/31/98       10.19      (0.08)       2.77       2.69         (0.01)       --             --
Class C                               10/31/02       10.91      (0.12)      (2.28)     (2.40)        --           --             --
                                      10/31/01       20.10      (0.07)      (9.12)     (9.19)        --           --             --
                                      10/31/00       19.47      (0.21)       0.84       0.63         --           --             --
                                      10/31/99       12.85      (0.18)       6.80       6.62         --           --             --
                                      10/31/98       10.19      (0.08)       2.75       2.67         (0.01)       --             --
Class X                               10/31/02       10.95      (0.11)      (2.29)     (2.40)        --           --             --
                                      10/31/01       20.17      (0.07)      (9.15)     (9.22)        --           --             --
                                      10/31/00       19.52      (0.22)       0.87       0.65         --           --             --
                                      10/31/99       12.88      (0.18)       6.82       6.64         --           --             --
                                      10/31/98       10.20      (0.09)       2.78       2.69         (0.01)       --             --
* Prior to May 1, 2000, T. Rowe Price  International,  Inc.  served as Sub-advisor to the ASAF American  Century  International  Growth
Fund  (formerly,  the ASAF T. Rowe Price  International  Equity  Fund).  American  Century  Investment  Management,  Inc. has served as
Sub-advisor to the Fund since May 1, 2000.
** Prior to November 11, 2002, Janus Capital  Management LLC served as Sub-advisor to the ASAF Goldman Sachs  Concentrated  Growth Fund
(formerly,  the ASAF Janus Capital  Growth Fund).  Goldman Sachs Asset  Management has served as Sub-advisor to the Fund since November
11, 2002.
+Amount represents less than a penny a share.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(3)
                          -------------------------------------  -----------------------------------------
                                                                                                                         Ratio of Net
                                                                                                                           Investment
                      Net Asset               Net Assets at  Portfolio       Net     After Expense   Before Expense  Income (Loss) to
          Total           Value        Total  End of Period  Turnover  Operating     Reimbursement    Reimbursement       Average Net
  Distributions   End of Period    Return(1)     (in 000's)   Rate(2)   Expenses     And Waiver(4)    And Waiver(4)         Assets(3)
  -------------   -------------    ---------     ----------   -------   --------     -------------    -------------         ---------

$        --    $                 (18.04%)    $    13,114    287%       2.10%          2.10%             2.74%            0.50%
                        5.95
    --                  7.26     (33.88%)         17,088    202%       2.14%          2.14%             2.64%           (0.37%)
  --                   10.98      (0.09%)         20,109    165%       2.10%          2.10%             2.53%           (1.28%)
  (0.07)               10.99      17.82%           4,623     31%       2.10%          2.12%             3.36%           (0.28%)
  --                    9.39       5.15%           1,685     20%       2.10%          2.10%             6.06%           (0.16%)
  --                    5.98     (18.42%)         19,987    287%       2.60%          2.60%             3.25%            0.03%
  --                    7.33     (34.26%)         23,795    202%       2.64%          2.64%             3.14%           (1.08%)
  --                   11.15      (0.71%)         28,739    165%       2.60%          2.60%             3.01%           (1.76%)
  (0.02)               11.22      17.30%           9,257     31%       2.60%          2.62%             3.86%           (0.80%)
  --                    9.59       4.69%           3,318     20%       2.60%          2.60%             6.50%           (0.70%)
  --                    5.97     (18.33%)         15,065    287%       2.60%          2.60%             3.25%            0.06%
  --                    7.31     (34.32%)         13,837    202%       2.64%          2.64%             3.14%           (1.01%)
  --                   11.13      (0.71%)         16,225    165%       2.60%          2.60%             3.03%           (1.76%)
  (0.02)               11.21      17.33%           4,379     31%       2.60%          2.62%             3.90%           (0.83%)
  --                    9.57       4.48%           2,282     20%       2.60%          2.60%             6.55%           (0.58%)
  --                    6.00     (18.26%)          5,334    287%       2.60%          2.60%             3.25%            0.04%
  --                    7.34     (34.29%)          6,901    202%       2.64%          2.64%             3.13%           (1.09%)
  --                   11.17      (0.71%)          8,783    165%       2.60%          2.60%             2.97%           (1.64%)
  (0.02)               11.25      17.26%           6,727     31%       2.60%          2.62%             3.94%           (0.86%)
  --                    9.61       4.68%           5,144     20%       2.60%          2.60%             6.54%           (0.68%)

$       --     $                 (21.54%)    $   112,353     76%       1.75%          1.75%             2.16%           (1.05%)
                        9.76
    --                 12.44     (45.44%)        210,590     54%       1.75%          1.75%             1.98%            0.05%
  --                   22.80       3.78%         463,777     32%       1.72%          1.72%             1.81%           (0.45%)
  --                   21.97      52.46%         234,575     47%       1.70%          1.71%             2.00%           (0.49%)
  (0.03)               14.41      26.77%          24,558     77%       1.70%          1.70%             2.65%           (0.24%)
  --                    8.54     (21.54%)        309,908     76%       2.25%          2.25%             2.67%           (1.21%)
  --                   10.94     (45.68%)        556,811     54%       2.25%          2.25%             2.47%           (0.45%)
  --                   20.14       3.28%       1,219,774     32%       2.22%          2.22%             2.31%           (0.95%)
  --                   19.50      51.52%         684,778     47%       2.20%          2.21%             2.51%           (0.98%)
  (0.01)               12.87      26.40%          56,582     77%       2.20%          2.20%             3.14%           (0.74%)
  --                    8.51     (22.00%)         99,201     76%       2.25%          2.25%             2.67%           (1.19%)
  --                   10.91     (45.72%)        185,968     54%       2.25%          2.25%             2.47%           (0.45%)
  --                   20.10       3.24%         421,207     32%       2.22%          2.22%             2.31%           (0.95%)
  --                   19.47      51.52%         222,230     47%       2.20%          2.21%             2.50%           (0.99%)
  (0.01)               12.85      26.20%          21,710     77%       2.20%          2.20%             3.13%           (0.75%)
  --                    8.55     (21.92%)         49,108     76%       2.25%          2.25%             2.67%           (1.11%)
  --                   10.95     (45.71%)         82,210     54%       2.25%          2.25%             2.47%           (0.45%)
  --                   20.17       3.33%         172,382     32%       2.22%          2.22%             2.31%           (0.96%)
  --                   19.52      51.55%         133,655     47%       2.20%          2.21%             2.48%           (1.02%)
  (0.01)               12.88      26.37%          36,575     77%       2.20%          2.20%             3.16%           (0.76%)
(1)  Total return for Class X shares does not reflect the payment of bonus shares.
(2)  Represents  Portfolio  Turnover  Rate in  corresponding  Master  Portfolios.  On September  27, 2002,  the ASAF  American  Century
International  Growth Fund and the ASAF Goldman Sachs Concentrated  Growth Fund withdrew its net assets-in-kind  from its corresponding
Master Portfolio.
(3)  Annualized  for periods less than one year and  represents  the combined  ratios for the  respective  fund and its respective pro rata  share of its Master  Portfolio  prior to  September  27,  2002,  when the Funds  withdrew  their net  assets-in-kind  from their corresponding Master Portfolio.
(4) Prior to 2001,  figures include  commissions  received by the Distributor  under the Supplemental  Plans, as described above under
"How to Buy Shares - Distribution Plans."
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------
                                                     Net Asset         Net  Net                                   In Excess
                                                         Value  Investment    Realized   Total from  From Net            of  From
                                         Period      Beginning      Income  &            Investment  Investment         Net    Net
                                         Ended       of Period      (Loss)  Unrealized   Operations     Income   Investment  Realized
                                         -----       ---------      ------               ----------     ------
                                                                            Gain                                     Income   Gains
                                                                            -----                                    ------   -----
                                                                                (Loss)
                                                                                ------
ASAF INVESCO CAPITAL INCOME FUND:
================================-
Class A                                 10/31/02       $ 12.11  $   0.13   $   (1.67)  $   (1.54)   $ (0.16)    $     --  $
                                                                                                                             --
                                        10/31/01         14.51      0.20       (2.41)      (2.21)     (0.19)          --     --
                                        10/31/00        13.66       0.22        1.03        1.25      (0.21)          --     (0.19)
                                        10/31/99        11.75       0.22        1.84        2.06      (0.15)          --     --
                                        10/31/98        10.45       0.22        1.20        1.42      (0.12)          --     --
Class B                                 10/31/02        12.14       0.07       (1.68)      (1.61)     (0.10)          --     --
                                        10/31/01         14.55      0.13       (2.42)      (2.29)     (0.12)          --     --
                                        10/31/00        13.69       0.15        1.04        1.19      (0.14)          --     (0.19)
                                        10/31/99        11.77       0.14        1.87        2.01      (0.09)          --     --
                                        10/31/98        10.45       0.15        1.24        1.39      (0.07)          --     --
Class C                                 10/31/02        12.13       0.07       (1.67)      (1.60)     (0.10)          --     --
                                        10/31/01         14.54      0.13       (2.42)      (2.29)     (0.12)          --     --
                                        10/31/00        13.68       0.15        1.04        1.19      (0.14)          --     (0.19)
                                        10/31/99        11.77       0.14        1.86        2.00      (0.09)          --     --
                                        10/31/98        10.46       0.15        1.23        1.38      (0.07)          --     --
Class X                                 10/31/02        12.13       0.07       (1.67)      (1.60)     (0.10)          --     --
                                        10/31/01         14.53      0.14       (2.42)      (2.28)     (0.12)          --     --
                                        10/31/00        13.68       0.14        1.04        1.18      (0.14)          --     (0.19)
                                        10/31/99        11.76       0.13        1.88        2.01      (0.09)          --     --
                                        10/31/98        10.45       0.15        1.23        1.38      (0.07)          --     --
ASAF PIMCO TOTAL RETURN BOND FUND:
=================================-
Class A                                 10/31/02       $ 11.04 $           $             $  0.40    $ (0.36)     $    --  $
                                                                    0.34(a)(b)  0.06(a)(b)                                   (0.25)
                                        10/31/01         10.18      0.48        0.86        1.34      (0.48)          --     --
                                        10/31/00        10.11       0.58        0.07        0.65      (0.58)          --     --
                                        10/31/99        10.79       0.60       (0.61)      (0.01)     (0.60)          --     (0.07)
                                        10/31/98        10.28       0.35        0.54        0.89      (0.38)          --     --
Class B                                 10/31/02        10.93       0.28(a)(b)  0.07(a)(b)  0.35      (0.30)          --     (0.25)
                                        10/31/01         10.08      0.43        0.85        1.28      (0.43)          --     --
                                        10/31/00        10.01       0.53        0.07        0.60      (0.53)          --     --
                                        10/31/99        10.68       0.54       (0.60)      (0.06)     (0.54)          --     (0.07)
                                        10/31/98        10.16       0.31        0.53        0.84      (0.32)          --     --
Class C                                 10/31/02        10.93       0.28(a)(b)  0.06(a)(b)  0.34      (0.30)          --     (0.25)
                                        10/31/01         10.08      0.43        0.85        1.28      (0.43)          --     --
                                        10/31/00        10.01       0.53        0.07        0.60      (0.53)          --     --
                                        10/31/99        10.67       0.54       (0.59)      (0.05)     (0.54)          --     (0.07)
                                        10/31/98        10.16       0.31        0.52        0.83      (0.32)          --     --
Class X                                 10/31/02        10.94       0.28(a)(b)  0.07(a)(b)  0.35      (0.30)          --     (0.25)
                                        10/31/01         10.09      0.43        0.85        1.28      (0.43)          --     --
                                        10/31/00        10.02       0.53        0.07        0.60      (0.53)          --     --
                                        10/31/99        10.69       0.54       (0.60)      (0.06)     (0.54)          --     (0.07)
                                        10/31/98        10.17       0.34        0.50        0.84      (0.32)          --     --
(a) The  reclassification  of paydown gains and losses had a (0.01) per share effect for the Fund. The Ratio of Net  Investment  Income
(Loss) would have been 3.19%,  2.70%,  2.69% and 2.71% for Class A, Class B, Class C and Class X without the  reclassification.  Ratios for prior periods have not been restated to reflect this change.
(b)  The adoption of a change in amortization method has no per share effect for the Fund.  Without the change in amortization method, the Net Investment Income ratio would have been 3.18%, 2.69%, 2.68% and 2.70% for Class A, Class B, Class C and Class X,
respectively.  Ratios for prior period have no been restated to reflect this change.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(4)
                          -------------------------------------  -----------------------------------------
                                                                                                                       Ratio of Net
                                                                                                                         Investment
                      Net Asset               Net Assets at  Portfolio         Net         After  Before Expense   Income (Loss) to
            Total         Value        Total  End of Period   Turnover   Operating       Expense   Reimbursement        Average Net
    Distributions       End of     Return(1)     (in 000's)    Rate(2)    Expenses  Reimbursement  And Waiver(3)          Assets(4)
    -------------       -------    ---------     ----------    -------    --------                 -------------          ---------
                         Period                                                             And
                         ------                                                             ---
                                                                                       Waiver(3)
                                                                                       ---------

    $   (0.16)    $    10.41     (12.91%)   $   39,223          36%      1.67%          1.67%           1.80%         1.10%
        (0.19)         12.11     (15.39%)       56,537          25%      1.67%          1.67%           1.71%         1.48%
        (0.40)         14.51        9.35%       54,424          63%      1.60%          1.64%           1.76%         1.51%
        (0.15)         13.66       17.60%       31,960          66%      1.55%          1.59%           1.91%         1.52%
        (0.12)         11.75       13.64%        8,911          70%      1.55%          1.55%           2.86%         1.72%
        (0.10)         10.43     (13.40%)       97,872          36%      2.17%          2.17%           2.30%         0.60%
        (0.12)         12.14     (15.82%)      139,634          25%      2.17%          2.17%           2.21%         0.98%
        (0.33)         14.55        8.86%      138,391          63%      2.10%          2.14%           2.26%         1.02%
        (0.09)         13.69       17.08%       79,962          66%      2.05%          2.09%           2.42%         1.02%
        (0.07)         11.77       13.30%       18,045          70%      2.05%          2.05%           3.38%         1.27%
        (0.10)         10.43     (13.33%)       38,192          36%      2.17%          2.17%           2.30%         0.60%
        (0.12)         12.13     (15.83%)       56,530          25%      2.17%          2.17%           2.21%         0.98%
        (0.33)         14.54        8.78%       56,401          63%      2.10%          2.14%           2.26%         1.02%
        (0.09)         13.68       17.08%       34,157          66%      2.05%          2.09%           2.41%         1.02%
        (0.07)         11.77       13.19%        8,362          70%      2.05%          2.05%           3.33%         1.27%
        (0.10)         10.43     (13.33%)       27,589          36%      2.17%          2.17%           2.30%         0.60%
        (0.12)         12.13     (15.77%)       37,635          25%      2.17%          2.17%           2.21%         0.99%
        (0.33)         14.53        8.79%       42,330          63%      2.10%          2.14%           2.26%         1.02%
        (0.09)         13.68       17.09%       33,884          66%      2.05%          2.09%           2.42%         0.99%
        (0.07)         11.76       13.21%       18,296          70%      2.05%          2.05%           3.35%         1.27%

    $   (0.61)   $    10.83        4.26%   $   109,692         250%      1.50%          1.50%           1.57%         3.10%(a)(b)
        (0.48)        11.04       13.49%        93,305         394%      1.50%          1.50%           1.54%           4.21%
        (0.58)        10.18        6.67%        34,799         464%      1.43%          1.43%           1.59%           5.61%
        (0.67)        10.11      (0.55%)        23,140         145%      1.40%          1.40%           1.73%           5.33%
        (0.38)        10.79        8.79%         6,034         418%      1.40%          1.40%           2.93%           4.76%
        (0.55)        10.73        3.71%       287,193         250%      2.00%          2.00%           2.07%           2.60%(a)(b)
        (0.43)        10.93       13.03%       217,344         394%      2.00%          2.00%           2.06%           3.90%
        (0.53)        10.08        6.16%       102,417         464%      1.94%          1.94%           2.11%           5.26%
        (0.61)        10.01      (1.02%)        83,936         145%      1.90%          1.90%           2.23%           4.82%
        (0.32)        10.68        8.36%        17,821         418%      1.90%          1.90%           3.58%           4.23%
        (0.55)        10.72        3.61%       104,916         250%      2.00%          2.00%           2.07%           2.59%(a)(b)
        (0.43)        10.93       13.04%        75,605         394%      2.00%          2.00%           2.06%           3.82%
        (0.53)        10.08        6.16%        27,548         464%      1.94%          1.94%           2.11%           5.26%
        (0.61)        10.01      (0.92%)        26,112         145%      1.90%          1.90%           2.24%           4.84%
        (0.32)        10.67        8.26%         8,743         418%      1.90%          1.90%           3.52%           4.27%
        (0.55)        10.74        3.72%        41,855         250%      2.00%          2.00%           2.07%           2.61%(a)(b)
        (0.43)        10.94       13.02%        32,044         394%      2.00%          2.00%           2.07%           3.98%
        (0.53)        10.09        6.16%        21,185         464%      1.94%          1.94%           2.11%           5.28%
        (0.61)        10.02      (1.00%)        19,574         145%      1.90%          1.90%           2.25%           4.86%
        (0.32)        10.69        8.35%        11,698         418%      1.90%          1.90%           3.68%           4.25%

(1)  Total return for Class X shares does not reflect the payment of bonus shares.
(2) Represents  Portfolio  Turnover Rate in  corresponding  Master  Portfolios.  On September 27, 2002, the ASAF INVESCO  Capital Income
Fund and the ASAF PIMCO Total Return Bond Fund withdrew its net assets-in-kind from its corresponding Master Portfolio.
(3) Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under
"How to Buy Shares - Distribution Plans."
(4) Annualized for periods less than one year and  represents  the combined  ratios for the respective  fund and its respective pro rata share of its Master  Portfolio until to September 27, 2002,  when the Fund withdrew their net  assets-in-kind  from their  corresponding
Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

Financial Highlights
Per Share Data (For a Share Outstanding
throughout each period)
                                                           Increase (Decrease) from
                                                            Investment Operations                          Less Distributions
                                                 -------------------------------------------     ------------------------------
                                                     Net Asset         Net  Net                                   In Excess
                                                         Value  Investment    Realized   Total from  From Net            of  From Net
                                         Period      Beginning      Income  &            Investment  Investment         Net  Realized
                                         Ended       of Period      (Loss)  Unrealized   Operations     Income   Investment    Gains
                                         -----       ---------      ------               ----------     ------                 -----
                                                                            Gain                                     Income
                                                                            -----                                    ------
                                                                                (Loss)
                                                                                ------
ASAF MONEY MARKET FUND*:
======================
Class A                                 10/31/02        $ 1.00  $   0.006     $   --+   $   0.006  $             $    --    $   --+
                                                                                                       (0.006)
                                        10/31/01          1.00      0.040         --+       0.040      (0.040)        --        --+
                                        10/31/00         1.00       0.048          --       0.048      (0.048)        --         --
                                        10/31/99         1.00       0.035          --       0.035      (0.035)        --         --
                                        10/31/98         1.00       0.039          --       0.039      (0.039)        --         --
Class B                                 10/31/02         1.00       0.001         --+       0.001      (0.001)        --        --+
                                        10/31/01          1.00      0.030         --+       0.030      (0.030)        --        --+
                                        10/31/00         1.00       0.043          --       0.043      (0.043)        --         --
                                        10/31/99         1.00       0.030          --       0.030      (0.030)        --         --
                                        10/31/98         1.00       0.033          --       0.033      (0.033)        --         --
Class C                                 10/31/02         1.00       0.001         --+       0.001      (0.001)        --        --+
                                        10/31/01          1.00      0.030         --+       0.030      (0.030)        --        --+
                                        10/31/00         1.00       0.043          --       0.043      (0.043)        --         --
                                        10/31/99         1.00       0.030          --       0.030      (0.030)        --         --
                                        10/31/98         1.00       0.034          --       0.034      (0.034)        --         --
Class X                                 10/31/02         1.00       0.001         --+       0.001      (0.001)        --        --+
                                        10/31/01          1.00      0.030         --+       0.030      (0.030)        --        --+
                                        10/31/00         1.00       0.043          --       0.043      (0.043)        --         --
                                        10/31/99         1.00       0.030          --       0.030      (0.030)        --         --
                                        10/31/98         1.00       0.034          --       0.034      (0.034)        --         --
*  Prior to September 22, 2001, J.P. Morgan Investment Management Inc. served as Sub-advisor to the ASAF Money Market Fund
(formerly, the ASAF JPM Money Market Fund).  Wells Capital Management, Inc. has served as Sub-advisor to the Fund since September
22, 2001.
+Amount represents less than a penny per share.

                                                                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                             Ratios of Expenses
                                     Supplemental Data                     to Average Net Assets(4)
                          -------------------------------------  -----------------------------------------
                                                                                                                       Ratio of Net
                                                                                                                         Investment
                      Net Asset               Net Assets at  Portfolio         Net         After  Before Expense   Income (Loss) to
            Total         Value        Total  End of Period   Turnover   Operating       Expense   Reimbursement        Average Net
    Distributions       End of     Return(1)     (in 000's)    Rate(2)    Expenses  Reimbursement  And Waiver(3)          Assets(4)
    -------------       -------    ---------     ----------    -------    --------                 -------------          ---------
                         Period                                                             And
                         ------                                                             ---
                                                                                       Waiver(3)
                                                                                       ---------

   $   (0.006)    $    1.00        0.65%   $   135,044          N/A      1.39%          1.39%           1.46%        0.66%
       (0.040)         1.00        3.61%       176,679          N/A      1.41%          1.41%           1.41%        3.55%
       (0.048)         1.00        4.85%       108,598          N/A      1.48%          1.48%           1.48%        5.03%
       (0.035)         1.00        3.57%        43,004          N/A      1.50%          1.50%           1.63%        3.56%
       (0.039)         1.00        3.94%         7,372          N/A      1.50%          1.50%           2.42%        3.90%
       (0.001)         1.00        0.15%       157,867          N/A      1.89%          1.89%           1.96%        0.14%
       (0.030)         1.00        3.09%       147,983          N/A      1.91%          1.91%           1.91%        2.78%
       (0.043)         1.00        4.33%        75,980          N/A      1.98%          1.98%           1.98%        4.27%
       (0.030)         1.00        3.05%        79,202          N/A      2.00%          2.00%           2.12%        3.04%
       (0.033)         1.00        3.39%        16,554          N/A      2.00%          2.00%           2.89%        3.30%
       (0.001)         1.00        0.15%        73,787          N/A      1.89%          1.89%           1.96%        0.13%
       (0.030)         1.00        3.09%        73,282          N/A      1.91%          1.91%           1.91%        2.95%
       (0.043)         1.00        4.33%        31,743          N/A      1.98%          1.98%           1.98%        4.43%
       (0.030)         1.00        3.06%        28,923          N/A      2.00%          2.00%           2.13%        3.07%
       (0.034)         1.00        3.42%         6,895          N/A      2.00%          2.00%           3.07%        3.40%
       (0.001)         1.00        0.15%        32,558          N/A      1.89%          1.89%           1.96%        0.14%
       (0.030)         1.00        3.09%        30,941          N/A      1.91%          1.91%           1.91%        2.95%
       (0.043)         1.00        4.33%        18,632          N/A      1.98%          1.98%           1.98%        4.16%
       (0.030)         1.00        3.06%        28,385          N/A      2.00%          2.00%           2.13%        3.06%
       (0.034)         1.00        3.42%        12,533          N/A      2.00%          2.00%           3.18%        3.42%
(1)  Total return for Class X shares does not reflect the payment of bonus shares.
(2)  Represents  Portfolio  Turnover  Rate in  corresponding  Master  Portfolios.  On  September  27,  2002,  the ASAF Money Market Fund
withdrew its net assets-in-kind from its corresponding Master Portfolio.
(3) Prior to 2001,  figures include  commissions  received by the  Distributor  under the  Supplemental  Plans, as described above under
"How to Buy Shares - Distribution Plans."
(4) Annualized for periods less than one year and  represents  the combined  ratios for the respective  fund and its respective pro rata share of its Master  Portfolio until to September 27, 2002,  when the Fund withdrew their net  assets-in-kind  from their  corresponding
Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

166

                                                                  167
CERTAIN RISK FACTORS AND INVESTMENT METHODS

         The following is a description of certain  securities and investment  methods that the Funds may invest in or use, and certain of the risks  associated  with such securities and investment  methods.  The primary  investment  focus of each Fund is described above under  "Investment  Programs of the Funds," and an investor  should refer to that  section to obtain  information  about each Fund.  In general,  whether a particular Fund may invest in a specific type of security or use an investment  method is described above or in the
Company's SAI under  "Investment  Programs of the Funds." As noted below,  however,  certain risk factors and investment  methods apply to all or most of the Funds.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted  by the  investment  objectives  and policies of a Fund,  a Fund may invest in  securities  and other instruments that are commonly  referred to as  "derivatives."  For instance,  a Fund may purchase and write (sell) call and put options on securities,  securities  indices and foreign  currencies,  enter into futures  contracts and use options on futures  contracts,  and enter into swap  agreements  with respect to foreign  currencies,  interest  rates,  and  securities  indices.  In general,  derivative instruments  are  securities  or other  instruments  whose value is derived  from or related to the value of some other  instrument  or asset.

         There are many types of derivatives and many different ways to use them. Some  derivatives and derivative  strategies  involve very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount  invested in the  derivative.  A
Fund may use  derivatives  to hedge against  changes in interest  rates,  foreign  currency  exchange  rates or securities  prices,  to generate  income,  as a low cost method of gaining  exposure to a particular  securities  market  without  investing  directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of  derivative instruments will not correspond  exactly with those of the investments  from which they are derived.  Strategies  involving  derivative instruments  that are  intended  to  reduce  the risk of loss can  also  reduce  the  opportunity  for  gain.  Furthermore,  regulatory requirements  for a Fund to set aside assets to meet its  obligations  with respect to derivatives may result in a Fund being unable to purchase  or  sell  securities  when  it  would  otherwise  be  favorable  to do so,  or in a Fund  needing  to  sell  securities  at a disadvantageous  time. A Fund may also be unable to close out its  derivatives  positions  when desired.  There is no assurance  that a
Fund will engage in  derivative  transactions.  Certain  derivative  instruments  and some of their risks are  described in more detail below.

         Options.  Most of the Funds (except for the ASAF MFS Growth with Income Fund,  the ASAF  Federated  High Yield Bond Fund,  and
the ASAF Money  Market  Fund) may engage in at least some types of options  transactions.  The  purchaser of an option on a security or currency  obtains the right to purchase  (in the case of a call  option) or sell (in the case of a put option) the security or currency at a specified  price  within a limited  period of time.  Upon  exercise by the  purchaser,  the writer  (seller) of the option has the obligation to buy or sell the underlying  security at the exercise  price.  An option on a securities  index is similar to an option on an individual  security,  except that the value of the option  depends on the value of the  securities  comprising  the index,  and all settlements are made in cash.

         A Fund will pay a premium to the party  writing the option when it purchases an option.  In order for a call option  purchased by a Fund to be profitable,  the market price of the underlying  security must rise sufficiently  above the exercise price to cover the premium  and other  transaction  costs.  Similarly,  in order for a put option to be  profitable,  the market  price of the  underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

         Generally,  the Funds will write call  options  only if they are  covered  (i.e.,  the Fund owns the  security  subject to the option or has the right to acquire it without  additional cost or, if additional cash  consideration is required,  cash or other assets determined to be liquid in such amount are segregated on the Funds'  records).  By writing a call option,  a Fund assumes the risk that it may be required to deliver a security for a price lower than its market value at the time the option is  exercised.  Effectively,  a
Fund that writes a covered  call option  gives up the  opportunity  for gain above the  exercise  price  should the market price of the underlying  security  increase,  but retains the risk of loss should the price of the underlying  security  decline.  A Fund will write call  options in order to obtain a return  from the  premiums  received  and will  retain the  premiums  whether or not the options are exercised,  which  will help  offset a decline  in the  market  value of the  underlying  securities.  A Fund that  writes a put option likewise receives a premium,  but assumes the risk that it may be required to purchase the underlying  security at a price in excess of its current market value.

         A Fund may sell an option that it has  previously  purchased  prior to the purchase or sale of the  underlying  security.  Any such sale would  result in a gain or loss  depending  on whether  the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the  option.  A Fund may  terminate  an option it has  written by  entering  into a closing  purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related  Options.  Each Fund (except the ASAF Neuberger  Berman Mid-Cap Growth Fund, the ASAF Neuberger
Berman  Mid-Cap Value Fund,  the ASAF INVESCO  Capital  Income Fund, the ASAF Federated High Yield Bond Fund, and the ASAF Money Market
Fund) may enter into financial  futures  contracts and related options.  The seller of a futures contract agrees to sell the securities or currency  called for in the  contract  and the buyer agrees to buy the  securities  or currency at a specified  price at a specified future time.  Financial futures contracts may relate to securities  indices,  interest rates or foreign  currencies.  Futures contracts are usually  settled  through net cash payments  rather than through  actual  delivery of the securities  underlying the contract.  For instance,  in a stock index futures contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the  difference  between the stock index value when the contract  expires and the price  specified in the contract.
A Fund may use futures contracts to hedge against movements in securities  prices,  interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the purchaser  the right,  in return for the premium paid, to assume a position in the contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is  required  upon  exercise to assume the opposite position.

         Pursuant to regulations of the Commodity Futures Trading Commission ("CFTC"), no Fund will:

         (i)      purchase or sell futures or options on futures  contracts or stock indices for purposes  other than bona fide hedging transactions  (as  defined by the CFTC) if as a result the sum of the initial  margin  deposits  and  premiums  required  to  establish positions in futures  contracts  and related  options that do not fall within the  definition of bona fide hedging  transactions  would exceed 5% of the fair market value of each Fund's net assets; and

         (ii)     enter into any futures  contracts  if the  aggregate  amount of that Fund's  commitments  under  outstanding  futures contracts positions would exceed the market value of its total assets.

         Risks of Options  and Futures  Contracts.  Options and futures  contracts  can be highly  volatile  and their use can reduce a
Fund's  performance.  Successful  use of these  strategies  requires  the ability to predict  future  movements in  securities  prices, interest rates,  currency  exchange  rates,  and other economic  factors.  If a Sub-advisor  seeks to protect a Fund against  potential adverse movements in the relevant financial markets using these instruments,  and such markets do not move in the predicted  direction, the Fund could be left in a less  favorable  position than if such  strategies  had not been used. A Fund's  potential  losses from the use of futures extends beyond its initial investment in such contracts.

         Among the other risks inherent in the use of options and futures are (a) the risk of imperfect  correlation  between the price of options and futures and the prices of the  securities  or  currencies  to which they relate,  (b) the fact that skills needed to use these  strategies  are  different  from those needed to select  portfolio  securities  and (c) the possible  need to defer  closing out certain  positions to avoid adverse tax  consequences.  With respect to options on stock indices and stock index  futures,  the risk of imperfect  correlation  increases  the  more the  holdings  of the Fund  differ  from the  composition  of the  relevant  index.  These instruments may not have a liquid secondary market.  Option positions  established in the  over-the-counter  market may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities  of foreign  issuers  may involve  risks that are not present  with  domestic  investments.  While investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks" in addition to the credit and market risks to which  securities  generally  are  subject.  Sovereign  risks  includes  local  political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency blockage (which would  prevent  cash from being  brought  back to the United  States).  Compared to United  States  issuers,  there is  generally  less publicly  available  information about foreign issuers and there may be less  governmental  regulation and supervision of foreign stock exchanges,  brokers and listed  companies.  Foreign  issuers are not generally  subject to uniform  accounting,  auditing and financial reporting  standards,  practices and requirements  comparable to those  applicable to domestic  issuers.  In some countries,  there may also be the  possibility  of  expropriation  or  confiscatory  taxation,  difficulty in enforcing  contractual  and other  obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Company's agents to keep currently  informed about corporate actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities exchanges,  which may be fixed, may be higher than in the United  States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States, which could affect the liquidity of investments.

         American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs"),  and
International  Depositary Receipts ("IDRs"). ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign  issuer.  ADRs generally are publicly  traded in the United  States.  ADRs are subject to many of the same risks as direct  investments  in foreign  securities,  although  ownership  of ADRs may reduce or eliminate  certain  risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts similar to
ADRs that typically trade in countries other than the United States.

         Depositary  receipts  may  be  issued  as  sponsored  or  unsponsored  programs.  In  sponsored  programs,  the  issuer  makes arrangements to have its securities traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly involved in the program.  Although  regulatory  requirements  with respect to sponsored  and  unsponsored  programs are generally  similar,  the issuers of unsponsored  depositary  receipts are not obligated to disclose  material  information in the United States and,  therefore, the import of such information may not be reflected in the market value of such securities.

         Developing Countries.  Although none of the Funds invest primarily in securities of issuers in developing  countries,  many of the Funds may invest in these  securities  to some  degree.  Many of the risks  described  above with  respect to  investing in foreign issuers  are  accentuated  when the issuers are  located in  developing  countries.  Developing  countries  may be  politically  and/or economically  unstable,  and the  securities  markets  in those  countries  may be less  liquid or  subject  to  inadequate  government regulation and  supervision.  Securities of issuers in developing  countries may be more volatile and, in the case of debt  securities, more uncertain as to payment of interest and principal.  Investments in developing  countries may include  securities  created  through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign  securities may be  denominated in foreign  currencies.  The value of a Fund's investments  denominated  in foreign  currencies may be affected,  favorably or  unfavorably,  by exchange  rates and exchange  control regulations.  A Fund's share price and the amounts it distributes to  shareholders  in dividends  may,  therefore,  also be affected by changes in currency  exchange  rates.  Foreign  currency  exchange rates generally are determined by the forces of supply and demand in foreign  exchange  markets,  including  perceptions of the relative  merits of investment in different  countries,  actual or perceived changes in interest rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably  by the intervention or the failure to intervene by U.S. or foreign  governments or central banks, or by currency controls or political  developments in the
U.S. or abroad.  In addition, a Fund may incur costs in connection with conversions between various currencies.

         Foreign  Currency  Transactions.  A Fund that invests in securities  denominated in foreign  currencies will need to engage in foreign currency  exchange  transactions.  Such transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the transaction.  Alternatively,  a fund may enter into forward foreign currency  exchange  contracts.  A forward contract  involves an obligation  to purchase or sell a specified  currency  at a specified  future date at a price set at the time of the  contract.  A Fund may enter into a forward  contract to increase  exposure to a foreign  currency when it wishes to "lock in" the U.S.  dollar price of a security  it expects  to or is  obligated  to  purchase  or sell in the  future.  This  practice  may be  referred  to as  "transaction hedging." In addition,  when a Fund's Sub-advisor  believes that the currency of a particular country may suffer or enjoy a significant movement  compared to another  currency,  the Fund may enter into a forward  contract to sell or buy the first  foreign  currency (or a currency  that acts as a proxy for such  currency).  This  practice  may be  referred  to as  "portfolio  hedging."  In any event,  the precise  matching of the forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Fund will  enter into a forward  contract  if it would be  obligated  to sell an amount of  foreign  currency  in excess of the value of the
Fund's  securities or other assets  denominated  in that  currency,  or will sell an amount of proxy currency in excess of the value of securities  denominated  in the related  currency  unless open positions in forwards used for  non-hedging  purposes are covered by the segregation  on the  Funds'  records  of assets  determined  to be liquid and marked to market  daily.  The effect of  entering  into a forward  contract on a Fund share price will be similar to selling  securities  denominated in one currency and  purchasing  securities denominated in another.  Although a forward contract may reduce a Fund's losses on securities  denominated in foreign currency,  it may also  reduce  the  potential  for  gain on the  securities  if the  currency's  value  moves  in a  direction  not  anticipated  by the
Sub-advisor.  In addition, foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

           Stocks  represent  shares of ownership in a company.  Generally,  preferred  stock has a specified  dividend and ranks after bonds and before common stocks in its claim on the company's  income for purposes of receiving  dividend  payments and on the company's assets in the event of liquidation.  (Some of the Sub-advisors  consider  preferred stocks to be equity  securities for purposes of the various Funds'  investment  policies and  restrictions,  while others  consider them fixed income  securities.)  After other claims are satisfied,  common stockholders  participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases  and  decreases in earnings  are usually  reflected  in a company's  stock price,  so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Funds,  including  the Funds that  invest  primarily  in equity  securities,  may invest to some  degree in bonds, notes,  debentures and other  obligations of corporations and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet  interest  and  principal  payments as they come due.  The  ratings  given a security  by Moody's  Investors  Service,  Inc.  ("Moody's")  and  Standard & Poor's  Corporation
("S&P"),  which are  described  in detail in the  Appendix to the  Company's  SAI,  provide a generally  useful guide as to such credit risk.  The lower the  rating,  the  greater  the credit  risk the rating  service  perceives  to exist  with  respect to the  security.
Increasing the amount of Fund assets  invested in  lower-rated  securities  generally  will increase the Fund's  income,  but also will increase  the credit risk to which the Fund is  subject.  Market risk  relates to the fact that the prices of fixed  income  securities generally  will be affected by changes in the level of interest  rates in the  markets  generally.  An increase in interest  rates will tend to reduce the prices of such  securities,  while a decline in interest rates will tend to increase their prices.  In general,  the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

         Lower-Rated Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization (for example,  lower than Baa by
Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject to  greater  credit  risk than  higher-rated  bonds.  In addition,  the market for lower-rated  bonds may be thinner and less active than the market for  higher-rated  bonds, and the prices of lower-rated  high-yield  bonds may  fluctuate  more than the prices of  higher-rated  bonds,  particularly  in times of market  stress.
Because  the risk of  default  is higher in  lower-rated  bonds,  a  Sub-advisor's  research  and  analysis  tend to be very  important ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption or call  provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest ratings  categories are frequently  referred to as "investment  grade."  However,  bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are securities  representing  interests in "pools" of mortgage loans on residential or commercial real property and that generally  provide for monthly  payments of both interest and principal,  in effect  "passing  through"  monthly payments  made by the  individual  borrowers  on the mortgage  loans (net of fees paid to the issuer or  guarantor of the  securities).
Mortgage-backed  securities are frequently issued by U.S.  Government  agencies or  Government-sponsored  enterprises,  and payments of interest and  principal on these  securities  (but not their market  prices) may be guaranteed by the full faith and credit of the U.S.
Government  or by the agency  only,  or may be  supported by the  issuer's  ability to borrow from the U.S.  Treasury.  Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

         Like other  fixed-income  securities,  the value of a  mortgage-backed  security will  generally  decline when interest  rates rise.  However,  when interest  rates are declining,  their value may not increase as much as other  fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising,  for example,  from sale of the underlying  property,  refinancing, or  foreclosure)  may serve to reduce the remaining life of the security.  If a security has been purchased at a premium,  the value of the premium would be lost in the event of  prepayment.  Prepayments on some  mortgage-backed  securities  may  necessitate  that a Fund find other  investments,  which,  because of intervening  market  changes,  will often offer a lower rate of return.  In addition,  the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are a type of  mortgage-backed  security  that are  typically  issued  in multiple  series with each series having a different  maturity.  Principal and interest  payments from the  underlying  collateral  are first used to pay the principal on the series with the shortest  maturity;  in turn,  the  remaining  series are paid in order of their maturities.  Therefore,  depending  on the type of CMOs in which a Fund  invests,  the  investment  may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are  mortgage-backed  securities  that have been divided into interest and principal  components.  "IOs"  (interest  only  securities)  receive the interest  payments on the underlying mortgages while "POs" (principal only securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are extremely  sensitive to the rate of principal  payments  (including  prepayments)  on the underlying  mortgage loans. If the underlying mortgages experience higher than anticipated  prepayments,  an investor in an IO class of a stripped  mortgage-backed security may fail to recoup  fully its initial  investment,  even if the IO class is highly rated or is derived  from a security  guaranteed  by the U.S.
Government.  Conversely,  if the underlying  mortgage assets  experience slower than anticipated  prepayments,  the price on a PO class will be affected more  severely  than would be the case with a traditional  mortgage-backed  security.  Unlike other  fixed-income  and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually  are similar to  mortgage-backed  securities,  but they are secured by and payable from payments on assets such as credit card,  automobile  or trade loans,  rather than  mortgages.  The credit  quality of these  securities depends  primarily upon the quality of the underlying  assets and the level of credit  support or  enhancement  provided.  In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage-backed securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain  of the Funds  may  invest in  convertible  securities.  Convertible  securities  are  bonds,  notes,  debentures  and preferred  stocks that may be converted  into or exchanged  for shares of common stock.  Many  convertible  securities  are rated below investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's  balance sheet.
Convertible  securities  generally  participate  in the  appreciation  or  depreciation  of the  underlying  stock  into which they are convertible,  but to a lesser  degree.  Frequently,  convertible  securities  are  callable by the issuer,  meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the warrants.  The value of warrants may fluctuate  more than the value of the securities  underlying  the warrants.  A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Funds (other than the ASAF  Neuberger  Berman Mid-Cap Growth Fund,  ASAF Neuberger  Berman Mid-Cap Value Fund,  ASAF Alger
All-Cap Growth Fund, ASAF Alliance Growth Fund, ASAF  Alliance/Bernstein  Growth + Value Fund, ASAF Sanford  Bernstein Core Value Fund,
ASAF Sanford  Bernstein  Managed Index 500 Fund and ASAF  Alliance  Growth and Income Fund) may purchase  securities on a  when-issued, delayed-delivery  or forward  commitment  basis.  These  transactions  generally  involve the  purchase of a security  with payment and delivery  due at some time in the future.  A Fund does not earn  interest on such  securities  until  settlement  and bears the risk of market value  fluctuations  in between the purchase and settlement  dates.  If the seller fails to complete the sale, the Fund may lose the  opportunity to obtain a favorable price and yield.  While the Funds will generally  engage in such  when-issued,  delayed-delivery or forward  commitment  transactions  with the intent of actually  acquiring the securities,  a Fund may sometimes sell such a security prior to the settlement  date.  The ASAF Money Market Fund will not enter into these  commitments if they would exceed 15% of the value of the Fund's total assets less its liabilities other than liabilities created by these commitments.

         Certain Funds may also sell securities on a  delayed-delivery  or forward  commitment  basis. If the Fund does so, it will not participate in future gains or losses on the security.  If the other party to such a transaction  fails to pay for the securities,  the
Fund could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to  guidelines  adopted by the  Directors  of the Company or Trustees of the Trust,  each Fund may invest up to 15% of its net assets in illiquid  securities  (except for the ASAF Money Market Fund, which is limited to 10% of its net assets, and the ASAF
Alliance/Bernstein  Growth + Value Fund,  ASAF Sanford  Bernstein  Core Value Fund and ASAF Sanford  Bernstein  Managed Index 500 Fund,
which is limited to 5% of its net assets).  Illiquid  securities are those that,  because of the absence of a readily  available market or due to legal or  contractual  restrictions  on resale,  cannot be sold  within  seven days in the  ordinary  course of  business  at approximately  the  amount at which the Fund has  valued the  investment.  Therefore,  a Fund may find it  difficult  to sell  illiquid securities at the time  considered  most  advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid because of legal restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the Securities Act of 1933.  These Rule 144A  securities,  and well as  commercial  paper that is sold in private  placements  under Section 4(2) of the  Securities  Act, may be deemed liquid by the
Fund's  Sub-advisor under the guidelines  adopted by the Directors of the Company.  However,  the liquidity of a Fund's  investments in
Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Fund may enter into  repurchase  agreements.  Repurchase  agreements  are agreements by which a Fund purchases a security and obtains a  simultaneous  commitment  from the seller to repurchase  the security at an agreed upon price and date. The resale price is in excess of the purchase  price and reflects an agreed upon market rate  unrelated  to the coupon rate on the  purchased  security.
Repurchase  agreements must be fully  collateralized and can be entered into only with  well-established  banks and broker-dealers that have been deemed  creditworthy by the Sub-advisor.  Repurchase  transactions are intended to be short-term  transactions,  usually with the seller  repurchasing the securities within seven days.  Repurchase  agreements that mature in more than seven days are subject to a
Fund's limit on illiquid securities.

         A Fund that enters into a repurchase  agreement  may lose money in the event that the other party  defaults on its  obligation and the Fund is delayed or prevented  from disposing of the  collateral.  A Fund also might incur a loss if the value of the collateral declines,  and it might incur costs in selling the  collateral  or  asserting  its legal rights  under the  agreement.  If a defaulting seller filed for bankruptcy or became insolvent, disposition of  collateral might be delayed pending court action.

         The ASAF Neuberger Berman Mid-Cap Growth Fund will not invest more than 25% of its net assets in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain Funds  (specifically,  the ASAF Strong  International  Equity Fund, the ASAF William Blair International  Growth Fund,
the ASAF PBHG Small-Cap  Growth Fund,  the ASAF Goldman Sachs Mid-Cap  Growth Fund, the ASAF Neuberger  Berman Mid-Cap Growth Fund, the
ASAF Neuberger  Berman Mid-Cap Value Fund, the ASAF Marsico Capital Growth Fund, the ASAF Goldman Sachs  Concentrated  Growth Fund, the
ASAF T. Rowe Price Tax Managed  Fund,  the ASAF PIMCO Total  Return Bond Fund,  and the ASAF Money  Market Fund) may enter into reverse repurchase  agreements.  In a reverse  repurchase  agreement,  a Fund sells a portfolio  instrument  and agrees to  repurchase it at an agreed upon date and price,  which  reflects an  effective  interest  rate.  It may also be viewed as a borrowing  of money by the Fund and, like borrowing money, may increase  fluctuations in a Fund's share price.  When entering into a reverse  repurchase  agreement,  a
Fund must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each Fund may borrow  money from banks.  Each Fund's  borrowings  are limited so that  immediately  after such  borrowing  the value of the Fund's assets  (including  borrowings) less its liabilities (not including  borrowings) is at least three times the amount of the  borrowings.  Should a Fund,  for any  reason,  have  borrowings  that do not meet the above  test,  such Fund must  reduce such borrowings so as to meet the necessary  test within three business days.  Certain Funds (the ASAF DeAM  International  Equity Fund, the
ASAF Strong  International  Equity Fund, the ASAF Gabelli Small-Cap Value Fund, the ASAF Neuberger Berman Mid-Cap Growth Fund, the ASAF
Neuberger  Berman  Mid-Cap  Value Fund,  the ASAF  Gabelli  All-Cap  Value Fund,  the ASAF T. Price Tax Managed Fund and the ASAF Money
Market Fund) will not purchase  securities  when  outstanding  borrowings  are greater  than 5% of the Fund's total  assets.  If a Fund borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each Fund may lend securities with a value of up to 33 1/3% of its total assets to  broker-dealers,  institutional  investors, or others  (collectively,  a "Borrower") for the purpose of realizing  additional income.  Voting rights on loaned securities typically pass to the borrower,  although a Fund has the right to terminate a securities  loan,  usually  within three business days, in order to vote on  significant  matters or for other  reasons.  All  securities  loans will be  collateralized  by cash or  securities  issued or guaranteed  by the U.S.  Government  or its  agencies at least equal in value to the market  value of the loaned  securities.  Any cash collateral  received by a Fund in connection  with such loans  normally will be invested in  short-term  instruments,  which may not be immediately  liquid under certain  circumstances.  Any losses  resulting from the investment of cash  collateral  would be borne by the lending  Fund.  The Fund could also  suffer a loss  where the value of the  collateral  falls  below the market  value of the  borrowed securities,  in the event of a Borrower's  default.  These events could trigger adverse tax consequences to a Fund.  Lending securities involves  certain other risks,  including the risk that the Fund will be delayed or prevented  from  recovering  the  collateral if the borrower  fails to timely  return a loaned  security  and the risk that an  increase  in  interest  rates  may  result in  unprofitable securities loans made to Borrowers.

OTHER INVESTMENT COMPANIES:

         The Company has made  arrangements  with certain money market mutual funds so that the  Sub-advisors for the various Funds can
"sweep"  excess cash balances of the Fund to those funds for temporary  investment  purposes.  In addition,  certain  Sub-advisors  may invest Fund assets in money  market  funds that they advise or in other  investment  companies.  Mutual  funds pay their own  operating expenses, and the Funds, as shareholders in the funds, will indirectly pay their proportionate share of such funds' expenses.

EXCHANGE-TRADED FUNDS (ETFs):

         ETFs are a type of  investment  company  bought and sold on a securities  exchange.  An ETF  represents  a fixed  portfolio of securities  designed to track a particular  market index. The various  portfolios could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of  underlying  securities.  The risks of owning an ETF  generally reflect the risks of owning the  underlying  securities  they are designed to track,  although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

SHORT SALES "AGAINST THE BOX":

         While none of the Funds will make short sales  generally,  the ASAF Strong  International  Equity Fund, the ASAF William Blair
International  Growth Fund, the ASAF American Century  International Growth Fund, the ASAF PBHG Small-Cap Growth Fund, the ASAF Goldman
Sachs Mid-Cap Growth Fund, the ASAF Alger All-Cap Growth Fund, the ASAF Gabelli All-Cap Value Fund, the ASAF INVESCO  Technology  Fund,
the ASAF INVESCO Health  Sciences Fund, the ASAF ProFund  Managed OTC Fund, the ASAF Goldman Sachs  Concentrated  Growth Fund, the ASAF
MFS Growth with Income Fund,  the ASAF INVESCO  Capital  Income Fund, the ASAF American  Century  Strategic  Balanced Fund and the ASAF
PIMCO Total Return Bond Fund may make short sales  "against the box." A short sale  against the box  involves  selling a security  that the Fund owns, or has the right to obtain without  additional  cost, for delivery at a specified date in the future.  A Fund may make a short sale  against the box to hedge  against  anticipated  declines in the market price of a portfolio  security.  If the value of the security sold short increases instead, the Fund loses the opportunity to participate in the gain.

INITIAL PUBLIC OFFERINGS:

         Certain  Funds may  participate  in the initial  public  offering  ("IPO")  market,  and a portion of a Fund's  returns may be attributable  to  Fund  investments  in  IPOs.  There  is no  guarantee  that as a  Fund's  assets  grow it will be able to  experience significant  improvement in  performance by investing in IPOs. A Fund's  purchase of shares issued as part of, or a short period after, companies' IPOs,  exposes it to the risks associated with companies that have little operating history as public companies,  as well as to the risks  inherent in those sectors of the market where these new issuers  operate.  The market for IPO issuers has been  volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Mailing Address
P.O. Box 8012
Boston, MA 02266-8012

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
Alliance Capital Management L.P.
American Century Investment Management, Inc.
Deutsche Asset Management, Inc.
Federated Investment Counseling
Fred Alger Management, Inc.
GAMCO Investors, Inc.
Goldman Sachs Asset Management
INVESCO Funds Group, Inc.
Massachusetts Financial Services Company
Marsico Capital Management, LLC
Neuberger Berman Management Inc.
Pacific Investment Management Company LLC
Pilgrim Baxter & Associates, Ltd.
ProFund Advisors LLC
Strong Capital Management, Inc.
Sanford C. Bernstein & Co., LLC
T. Rowe Price Associates, Inc.
Wells Capital Management, Inc.
William Blair & Company, L.L.C.

Distributor
American Skandia Marketing, Incorporated
One Corporate Drive
Shelton, CT 06484

Transfer and Dividend Paying Agents
American Skandia Fund Services, Inc.
One Corporate Drive
Shelton, CT  06484

Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, Massachusetts 02184

Custodians
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE 19809

JP Morgan Chase Bank
4 MetroTech Center
Brooklyn, NY 11245

Administrator
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
1700 Two Commerce Square
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         The Company  provides  24-hour  information  services  via a toll-free  number on Fund yields and prices,  dividends,  account balances,  and your  latest  transaction  as well as the  ability  to  request  prospectuses,  account  and tax  forms,  and  duplicate statements.  In addition,  telephone  representatives  are  available  during  normal  business  hours to provide the  information  and services you need.  Shareholder  inquiries should be made by calling  1-800-SKANDIA  or by writing to "American  Skandia Advisor Funds,
Inc." at P.O. Box 8012, Boston,  Massachusetts  02266-8012.  There may be a small charge for historical  account  information for prior years.

         Additional  information  about the Funds is  included in a Statement  of  Additional  Information,  which is  incorporated  by reference  into  this  Prospectus.  Additional  information  about the  Funds'  investments  is  available  in the  Funds'  annual  and semi-annual  reports to shareholders.  In the Funds' annual report,  you will find a discussion of the market conditions and investment strategies that significantly  affected each Fund's  performance  during its last fiscal year. The Statement of Additional  Information and additional copies of annual and semi-annual reports are available without charge by calling the above number.

         Delivery of Prospectus  and other  Documents to  Households.  To lower costs and eliminate  duplicate  documents  sent to your address,  the  Company,  in  accordance  with  applicable  laws and  regulations,  may  begin  mailing  only one copy of the  Company's prospectus,  prospectus  supplements,  annual and  semi-annual  reports,  proxy  statements and  information  statements,  or any other required  documents to your address even if more than one  shareholder  lives there.  If you have  previously  consented to have any of these documents  delivered to multiple investors at a shared address,  as required by law, and wish to revoke this consent or otherwise would  prefer to  continue  to receive  your own copy,  you should  call  1-800-SKANDIA  or your  Investment  Professional  or write to
"American Skandia Advisor Funds, Inc." at P.O. Box 8012, Boston,  Massachusetts  02266-8012.  The Company will begin sending individual copies to you within thirty days of receipt of revocation.

         The  information  in Company  filings with the  Securities  and Exchange  Commission  (including  the  Statement of Additional
Information)  is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of  duplicating  fees, by electronic request to  publicinfo@sec.gov  or by writing the Public Reference Section of the Commission,  Washington,  D.C. 20549-0102.
                       ------------------
The  information  can also be reviewed and copied at the  Commission's  Public  Reference Room in Washington,  D.C.  Information on the
operation of the Public  Reference Room may be obtained by calling the Commission at  1-202-942-8090.  Finally,  information  about the
Company is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.
                                                                                ------------------

Investment Company Act File No. 811-08085

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STATEMENT OF ADDITIONAL INFORMATION                                                                                    March 1, 2003

                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
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This Statement of Additional  Information  ("SAI") is not a prospectus  and should be read in conjunction  with the
Company's current  Prospectus,  dated March 1, 2003. A copy of the Company's  Prospectus may be obtained by writing to  "American  Skandia  Advisor  Funds,  Inc." at P.O. Box 8012,  Boston,  Massachusetts  02266-8012  or by calling
1-800-SKANDIA.

                                                GENERAL INFORMATION

         American  Skandia  Advisor  Funds,  Inc. (the  "Company")  is an open-end  management  investment  company comprised  of  thirty-one  investment  portfolios  (each a "Fund"  and  together  the  "Funds").  The  Company  was established  as a  Maryland  corporation  on  March 5,  1997,  and had no  business  history  prior  to the  Fund's commencement of operations on July 28, 1997.

         American  Skandia  Investment  Services,  Incorporated  ("ASISI" or the "Investment  Manager") acts as the investment manager for the Funds.  Currently,  ASISI engages the following sub-advisors  ("Sub-advisor(s)") for the investment  management of each Fund: (a) ASAF Strong  International  Equity Fund (formerly,  ASAF AIM International
Equity Fund), Strong Capital Management,  Inc.; (b) ASAF William Blair  International  Growth Fund (formerly,  ASAF
Janus Overseas Growth Fund), William Blair & Company,  L.L.C.; (c) ASAF American Century  International Growth Fund
(formerly,  the ASAF T. Rowe Price  International  Equity Fund),  ASAF American  Century  Strategic  Balanced Fund;
American Century Investment Management,  Inc.; (d) ASAF PBHG Small-Cap Growth Fund (formerly,  ASAF Janus Small-Cap
Growth Fund); Pilgrim Baxter & Associates,  Ltd.; (e) ASAF DeAM International Equity Fund (formerly,  ASAF Founders
International  Small  Capitalization  Fund),  ASAF DeAM Small-Cap Growth Fund,  (formerly,  ASAF Scudder  Small-Cap
Growth Fund);  ASAF DeAM Large-Cap Growth Fund, ASAF DeAM Large-Cap Value Fund:  Deutsche Asset  Management,  Inc.:
Deutsche Asset  Management,  Inc.; (f) ASAF Goldman Sachs Mid-Cap Growth Fund (formerly,  ASAF Janus Mid-Cap Growth
Fund),  ASAF Goldman Sachs  Concentrated  Growth Fund  (formerly,  ASAF Janus Capital  Growth Fund):  Goldman Sachs
Asset Management;  (g) ASAF Gabelli  Small-Cap Value Fund, ASAF Gabelli All-Cap Value Fund: GAMCO Investors,  Inc.;
(h) ASAF  Neuberger  Berman  Mid-Cap  Growth Fund,  ASAF  Neuberger  Berman  Mid-Cap Value Fund:  Neuberger  Berman
Management  Inc.;  (i) ASAF Alger All-Cap Growth Fund:  Fred Alger  Management,  Inc.; (j) ASAF INVESCO  Technology
Fund,  ASAF INVESCO Health Sciences Fund,  ASAF INVESCO  Capital Income Fund:  INVESCO Funds Group,  Inc.; (k) ASAF
ProFund Managed OTC Fund:  ProFund  Advisors LLC; (l) ASAF Alliance Growth Fund, ASAF Alliance Growth & Income Fund
(formerly,  ASAF Lord Abbett  Growth and Income Fund)  (formerly,  the ASAF  Oppenheimer  Large-Cap  Growth  Fund);
Alliance  Capital  Management  L.P.; (m) ASAF Marsico Capital Growth Fund:  Marsico Capital  Management,  LLC.; (n)
ASAF T. Rowe Price Tax Managed Fund: T. Rowe Price  Associates,  Inc.; (o) ASAF  Alliance/Bernstein  Growth + Value
Fund:  Alliance  Capital  Management  L.P. and Sanford C.  Bernstein & Co., LLP ; (p) ASAF Sanford  Bernstein  Core
Value Fund, ASAF Sanford  Bernstein  Managed Index 500 Fund (formerly,  ASAF Bankers Trust Managed Index 500 Fund):
Sanford C. Bernstein & Co., LLP; (q) ASAF MFS Growth with Income Fund:  Massachusetts  Financial  Services Company;
(r) ASAF Federated High Yield Bond Fund:  Federated Investment  Counseling;  (s) ASAF PIMCO Total Return Bond Fund:
Pacific Investment Management Company LLC; and (t) ASAF Money Market Fund: Wells Capital Management, Incorporated.

>

                                         INVESTMENT PROGRAMS OF THE FUNDS

         The following  information  supplements,  and should be read in  conjunction  with,  the discussion in the
Prospectus  of the  investment  objective  and  policies of each Fund.  The  investment  objective of each Fund and supplemental information regarding its investment policies are described below separately for each Fund.

         The investment  objective and,  unless  otherwise  specified,  the investment  policies and limitations of each Fund are not  "fundamental"  policies and may be changed by the  Directors of the Company,  where  applicable, without shareholder  approval.  Those investment policies  specifically  labeled as "fundamental,"  including those described  in  the  "Fundamental  Investment  Restrictions"  section  of  this  SAI,  may  not be  changed  without shareholder  approval.  Fundamental  investment  policies  of a Fund may be changed  only with the  approval  of at least the lesser of (1) 67% or more of the total units of beneficial  interest  ("shares") of the Fund  represented at a meeting at which more than 50% of the  outstanding  shares of the Fund are  represented,  or (2) a majority of the outstanding shares of the Fund.

ASAF STRONG INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF AIM International Equity Fund) is to seek long-term  capital growth by investing in a diversified  portfolio of international  equity  securities the issuers of which are considered by the Sub-advisor to have strong earnings momentum.

Investment Policies:

         Real Estate Investment  Trusts  ("REITs").  The Fund may invest in equity and/or debt securities issued by
REITs.  Such investments will not exceed 5% of the total assets of the Fund.

         REITs are trusts that sell equity or debt  securities  to investors and use the proceeds to invest in real estate or interests  therein.  A REIT may focus on particular types of projects,  such as apartment  complexes,  or geographic regions, such as the Southeastern United States, or both.

         To the extent that the Fund invests in REITs,  it could  conceivably  own real estate directly as a result of a default on the securities it owns. The Fund,  therefore,  may be subject to certain risks  associated with the direct ownership of real estate,  including difficulties in valuing and trading real estate,  declines in the value of real estate,  environmental  liability risks,  risks related to general and local economic  conditions,  adverse change in the climate for real  estate,  increases  in property  taxes and  operating  expenses,  changes in zoning laws,  casualty or  condemnation  losses,  limitations  on rents,  changes in  neighborhood  values,  the appeal of properties to tenants, and increases in interest rates.

         In  addition to the risks  described  above,  equity  REITs may be affected by any changes in the value of the  underlying  property  owned by the trusts,  while  mortgage REITs may be affected by the quality of any credit extended.  Equity and mortgage REITs are dependent upon  management  skill,  and are generally not  diversified and therefore  are  subject to the risk of  financing  single or a limited  number of  projects.  Such  trusts are also subject to heavy cash flow dependency, defaults by borrowers,  self-liquidation,  and the possibility that the REIT will fail to maintain  its  exemption  from the 1940 Act.  Changes in  interest  rates may also affect the value of debt securities of REITs held by the Fund. By investing in REITs  indirectly  through the Fund, a shareholder  will bear not only his/her  proportionate share of the expenses of the Fund, but also,  indirectly,  similar expenses of the REITs.

         Reverse  Repurchase  Agreements.  The Fund may employ  reverse  repurchase  agreements  (i) for  temporary emergency  purposes,  such as to meet  unanticipated  net  redemptions so as to avoid  liquidating  other portfolio securities during  unfavorable  market  conditions;  (ii) to cover short-term cash requirements  resulting from the timing of trade  settlements;  or (iii) to take  advantage of market  situations  where the  interest  income to be earned from the from the  investment  of the proceeds of the  transaction  is greater than the interest  expense of the transaction.  The Fund may enter into reverse  repurchase  agreements in amounts not exceeding 10% of the value of its total assets.  Reverse repurchase  agreements involve the risk that the market value of securities  retained by the Fund in lieu of liquidation  may decline below the repurchase  price of the securities sold by the Fund that it is obligated to repurchase.  This risk could cause a reduction in the net asset value of the Fund's shares.

         Additional  information  about reverse  repurchase  agreements and their risks are included in the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  While  securities are being lent, the Fund will continue to receive the equivalent  of the  interest  or  dividends  paid by the  issuer  on the  securities,  as well as  interest  on the investment of the  collateral  or a fee from the borrower.  The Fund has the right to call its loans and obtain the securities on three business days' notice or, in connection  with  securities  trading on foreign  markets,  within such  longer  period of time that  coincides  with the normal  settlement  period for  purchases  and sales of such securities  in such  foreign  markets.  The risks in lending  portfolio  securities,  as with other  extensions  of secured credit,  consist of possible delay in receiving additional  collateral or in the recovery of the securities or possible loss of rights in the collateral  should the borrower fail  financially.  Additional  information about the lending of portfolio  securities is included in this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Borrowings.  The Fund may  borrow  money to a  limited  extent  from  banks  for  temporary  or  emergency purposes  subject  to the  limitations  under  the 1940 Act.  In  addition,  the Fund does not  intend to engage in leverage;  therefore,  consistent with current  interpretations  of the SEC, the Fund will not purchase  additional securities  while  borrowings  from banks  exceed 5% of the  Fund's  total  assets.  Additional  information  about borrowing is included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Securities  Issued on a  When-Issued  or  Delayed-Delivery  Basis.  The Fund may purchase  securities on a
"when-issued"  basis,  that is,  delivery of and payment for the  securities  is not fixed at the date of purchase, but is set after the securities are issued  (normally  within  forty-five days after the date of the  transaction).
The Fund also may  purchase  or sell  securities  on a  delayed-delivery  basis.  The  payment  obligation  and the interest  rate that will be  received  on the delayed  delivery-securities  are fixed at the time the buyer  enters into the  commitment.  If the Fund purchases a when-issued  security or enters into a  delayed-delivery  agreement, the  Fund's  custodian  bank  will  segregate  cash or other  liquid  assets  in an  amount  at least  equal to the when-issued  commitment or  delayed-delivery  agreement  commitment.  Additional  information about when-issued and delayed-delivery  transactions  and their risks is included in this Statement and in the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Short Sales  "Against  the Box." As described  in the Trust's  Prospectus,  the Fund may from time to time make short sales against the box. To secure its  obligation  to deliver the  securities  sold short,  the Fund will deposit  in escrow in a  separate  account  with its  custodian  an equal  amount of the  securities  sold short or securities  convertible  into or  exchangeable  for such  securities.  Because  the Fund  ordinarily  will  want to continue to receive  interest and dividend  payments on securities in its portfolio that are  convertible  into the securities  sold short,  the Fund will normally  close out a short position  covered by  convertible  securities by purchasing and delivering an equal amount of the securities  sold short,  rather than by delivering the convertible securities that it already holds.

         The Fund will make a short sale,  as a hedge,  when it believes  that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security  convertible  into or exchangeable for such  security.  In such case,  any future  losses in the Fund's long  position  should be reduced by a gain in the short  position.  Conversely,  any gain in the long  position  should be reduced  by a loss in the short  position.
The extent to which such  gains or losses  are  reduced  will  depend  upon the amount of the  security  sold short relative  to the  amount  the Fund  owns,  either  directly  or  indirectly,  and,  in the case where the Fund owns convertible  securities,  changes in the conversion  premium.  In determining the number of shares to be sold short against the Fund's position in a convertible  security,  the anticipated  fluctuation in the conversion  premium is considered.  The Fund may also make short  sales to generate  additional  income  from the  investment  of the cash proceeds of short  sales.  In no event may more than 10% of the value of the Fund's  total  assets be  deposited or pledged as collateral for short sales at any time.

         Foreign  Securities.  The Fund  normally  invests  primarily  in foreign  securities,  including  American
Depositary Receipts ("ADRs") and European Depositary  Receipts ("EDRs").  Generally,  ADRs, in registered form, are designed  for use in the United  States  securities  markets,  and EDRs,  in bearer  form,  are designed for use in
European  securities  markets.  ADRs and EDRs may be listed on stock  exchanges,  or traded in OTC  markets  in the
United States or Europe,  as the case may be. ADRs,  like other  securities  traded in the United  States,  will be subject to negotiated commission rates.

         To the extent the Fund invests in securities  denominated in foreign  currencies,  the Fund bears the risk of changes in the exchange rates between U.S.  currency and the foreign  currency,  as well as the availability and status of foreign  securities  markets.  The Fund's  investments in securities  denominated  in foreign  currencies generally will be marketable  equity  securities  (including  common and preferred stock,  depositary  receipts for stock and fixed income or equity  securities  exchangeable for or convertible into stock) of foreign companies that generally are listed on a recognized foreign securities  exchange or traded in a foreign  over-the-counter  market.
The Fund may also invest in foreign  securities  listed on recognized  U.S.  securities  exchanges or traded in the
U.S. over-the-counter market.

         Investments  by the  Fund in  foreign  securities,  whether  denominated  in U.S.  currencies  or  foreign currencies,  may entail  risks that are greater  than those  associated  with  domestic  investments.  The risks of investing  in foreign  securities  are  discussed  in detail in this  Statement  and the Trust's  Prospectus  under
"Certain Risk Factors and Investment  Methods."  Investment by the Fund in ADRs,  EDRs and similar  securities also may entail  some or all or these  risks.  The  Sub-advisor  seeks to mitigate  the risks  associated  with  foreign investment through diversification and active professional management.

                  Developing  Countries.  A developing  country or emerging  market country can be considered to be a country that is in the initial stages of its  industrialization  cycle.  Currently,  emerging  markets  generally include every country in the world other than the developed European countries  (primarily in Western Europe),  the
United States,  Canada,  Japan,  Australia,  New Zealand,  Hong Kong and Singapore.  The characteristics of markets can change  over  time.  Currently,  the  Sub-advisor  believes  that  investing  in many  emerging  markets is not desirable  or  feasible  because  of the lack of  adequate  custody  arrangements  for the  Fund's  assets,  overly
burdensome  repatriation  and  similar  restrictions,   the  lack  of  organized  and  liquid  securities  markets, unacceptable  political  risks or other  reasons.  As desirable  opportunities  to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests.

         Many of the risks relating to foreign  securities  generally will be greater for emerging markets than for developed  countries.  Many  emerging  markets have  experienced  substantial  rates of  inflation  for many years.
Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have very  negative  effects on the economies and securities  markets for certain developing  markets.  Economies in emerging markets generally are heavily dependent upon  international  trade and accordingly,  have been and may continue to be affected  adversely by trade barriers,  exchange  controls,  managed  adjustments in relative  currency values and other  protectionist measures  imposed or negotiated  by the countries  with which they trade.  These  economies  also have been and may continue to be affected  adversely by economic  conditions in the countries  with which they trade.  There also may be a lower level of  securities  market  monitoring  and  regulation of  developing  markets and the  activities of investors in such markets,  and  enforcement of existing  regulations has been extremely  limited.  The possibility of  revolution  and the  dependence  on foreign  economic  assistance  may be greater  in these  countries  than in developed countries.

         In addition,  brokerage commissions,  custodial services and other costs relating to investment in foreign markets are often higher than the costs of investing in the United States;  this is particularly  true with respect to emerging  markets.  Such markets have different  settlement and clearance  procedures.  In certain markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such  transactions.  Such settlement  problems may cause emerging  market  securities to be illiquid.  The inability of the Fund to make intended  securities  purchases due to settlement problems could cause the Fund to miss  attractive  investment  opportunities.  Inability  to dispose of a portfolio  security  caused by settlement  problems  could  result in  losses to the Fund due to  subsequent  declines  in value of the  portfolio security  or, if the Fund has entered  into a contract  to sell the  security,  could  result in  liability  to the purchaser.  Certain  emerging  markets may lack clearing  facilities  equivalent  to those in developed  countries.
Accordingly,  settlements can pose additional  risks in such markets and ultimately can expose the Fund to the risk of losses resulting from its inability to recover from a counterparty.

         The risk also exists that an emergency  situation  may arise in one or more  emerging  markets as a result of which  trading of securities  may cease or may be  substantially  curtailed and prices for the Fund's  portfolio securities in such markets may not be readily  available.  The Fund's portfolio  securities in the affected markets will be valued  at fair  value  determined  in good  faith by or under  the  direction  of the  Company's  Board of
Directors.

         Portfolio  Turnover.  Any  particular  security will be sold, and the proceeds  reinvested,  whenever such action is deemed prudent from the viewpoint of the Fund's  investment  objective,  regardless of the holding period of that security.  Additional  information about portfolio  turnover is included in this Statement under "Portfolio
Transactions" and the Trust's Prospectus under  "Portfolio Turnover."

         Options, Futures and Currency Strategies.  The Fund may use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments.
These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         General  Risks of  Options,  Futures and  Currency  Strategies.  The use by the Fund of  options,  futures contracts and forward currency  contracts involves special  considerations  and risks. For example,  there might be imperfect  correlation,  or even no correlation,  between the price  movements or an instrument  (such as an option contract) and the price movements of the investments  being hedged. In these  circumstances,  if a "protective put"
is used to hedge a  potential  decline in a security  and the  security  does  decline in price,  the put  option's increased value may not completely  offset the loss in the underlying  security.  Such a lack of correlation  might occur due to factors  unrelated to the value of the  investments  being hedged,  such as changing  interest  rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

          The Fund will not  enter  into a  hedging  transaction  if the  Sub-advisor  determines  that the cost of hedging will exceed the potential benefit to the Fund.

         Additional  information on these  instruments is included in this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment  Methods." Certain risks pertaining to particular  strategies are described in the sections that follow.

                  Cover.  Transactions using forward  contracts,  futures contracts and options (other than options purchased  by a Fund)  expose  the Fund to an  obligation  to  another  party.  A Fund will not enter into any such transactions  unless it owns either (1) an offsetting  ("covered")  position in  securities,  currencies,  or other options,  forward  contracts or futures contracts or (2) cash or liquid assets with a value sufficient at all times to cover  its  potential  obligations  not  covered  as  provided  in (1)  above.  The Fund  will  comply  with SEC guidelines  regarding  cover for these  instruments  and, if the  guidelines  so require,  set aside cash or liquid securities.

         Assets used as cover  cannot be sold while the position in the  corresponding  forward  contract,  futures contract  or option is open,  unless they are  replaced  with other  appropriate  assets.  If a large  portion of a
Fund's assets is used for cover or otherwise set aside, it could affect portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

                  Writing Call  Options.  The Fund may write (sell)  covered  call options on  securities,  futures contracts,  forward  contracts,  indices and currencies.  Writing call options can serve as a limited hedge because declines in the value of the hedged  investment  would be offset to the extent of the premium  received for writing the option.

                  Writing Put Options.  The Fund may write  (sell) put options on  securities,  futures  contracts, forward  contracts,  indices and currencies.  The Fund would write a put option at an exercise price that,  reduced by the premium received on the option,  reflects the lower price it is willing to pay for the underlying  security, contract or currency.  The risk in such a transaction  would be that the market price of the  underlying  security, contract or currency would decline below the exercise price less the premium received.

                  Purchasing  Put  Options.  The Fund may purchase put options on  securities,  futures  contracts, forward  contracts,  indices and  currencies.  The Fund may enter into  closing sale  transactions  with respect to such options, exercise such option or permit such option to expire.

         The Fund may also purchase put options on  underlying  securities,  contracts or currencies  against which it has  written  other put  options.  For  example,  where  the Fund has  written  a put  option  on an  underlying security,  rather than entering a closing  transaction of the written  option,  it may purchase a put option with a different  strike price and/or  expiration  date that would  eliminate some or all of the risk  associated with the written put. Used in  combinations,  these  strategies  are commonly  referred to as "put spreads."  Likewise,  the
Fund may write call options on  underlying  securities,  contracts or  currencies  against  which it has  purchased protective put options.  This strategy is commonly referred to as a "collar."

                  Purchasing  Call  Options.  The Fund may purchase  covered call  options on  securities,  futures contracts,  forward  contracts,  indices and  currencies.  The Fund may enter into closing sale  transactions  with respect to such options, exercise such options or permit such options to expire.

         The Fund may also purchase call options on underlying  securities,  contracts or currencies  against which it has  written  other  call  options.  For  example,  where the Fund has  written a call  option on an  underlying security,  rather than entering a closing  transaction of the written option,  it may purchase a call option with a different  strike price and/or  expiration  date that would  eliminate some or all of the risk  associated with the written call.  Used in combinations, these strategies are commonly referred to as "call spreads."

         Options  may be  either  listed on an  exchange  or traded in  over-the-counter  ("OTC")  markets.  Listed options are third-party  contracts (i.e.,  performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing  corporation)  and have  standardized  strike prices and expiration  dates. OTC options are two-party  contracts  with  negotiated  strike prices and expiration  dates.  The Fund will not purchase an OTC option unless it believes that daily  valuations for such options are readily  obtainable.  OTC options differ from exchange-traded  options in that OTC  options  are  transacted  with  dealers  directly  and not through a clearing corporation  (which  would  guarantee  performance).  Consequently,  there  is a  risk  of  non-performance  by the dealer.  Since no  exchange is  involved,  OTC options are valued on the basis of an average of the last bid prices obtained  from  dealers,  unless a quotation  from only one dealer is  available,  in which case only that dealer's price will be used.

                  Index  Options.  The  risks of  investment  in index  options  may be  greater  than  options  on securities.  Because index options are settled in cash,  when the Fund writes a call on an index it cannot  provide in advance for its potential settlement  obligations by acquiring and holding the underlying  securities.  The Fund can  offset  some of the risk of  writing a call index  option  position  by  holding a  diversified  portfolio  of securities  similar to those on which the  underlying  index is based.  However,  the Fund  cannot,  as a practical matter,  acquire  and hold a  portfolio  containing  exactly the same  securities  as underlie  the index and, as a result,  bears a risk that the value of the securities held will not be perfectly  correlated with the value of the index.

                  Limitations  on Options.  The Fund will not write options if,  immediately  after such sale,  the aggregate  value of securities or obligations  underlying the  outstanding  options exceeds 20% of the Fund's total assets.  The Fund will not purchase  options if, at the time of the  investment,  the  aggregate  premiums paid for the options will exceed 5% of the Fund's total assets.

                  Interest  Rate,  Currency and Stock Index  Futures  Contracts.  The Fund may enter into  interest rate,  currency or stock index futures contracts  (collectively,  "Futures" or "Futures  Contracts") and options on
Futures as a hedge against changes in prevailing  levels of interest rates,  currency exchange rates or stock price levels,  respectively,  in order to establish more definitely the effective return on securities or currencies held or  intended  to be  acquired  by it. The Fund's  hedging  may  include  sales of Futures as an offset  against the effect of expected  increases in interest  rates,  and decreases in currency  exchange rates and stock prices,  and purchase of Futures as an offset  against the effect of expected  declines in  interest  rates,  and  increases  in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified  amount of a specified  security or currency  (or  deliver  a cash  settlement  price,  in the  case of an index  future)  for a  specified  price at a designated  date,  time and place. A stock index future provides for the delivery,  at a designated  date, time and place, of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value at the close of trading on the  contract and the price agreed upon in the Futures  Contract;  no physical  delivery of stocks comprising the index is made.

         The  Fund  will  only  enter  into  Futures  Contracts  that  are  traded  on  futures  exchanges  and are standardized  as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the CFTC.

         The Fund's Futures  transactions  will be entered into for hedging purposes only; that is, Futures will be sold to protect  against a decline in the price of securities or currencies  that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of  securities  or  currencies  it has  committed to purchase or expects to purchase.

         If the Fund were  unable to  liquidate a Future or an option on Futures  position  due to the absence of a liquid  secondary  market or the  imposition of price limits,  it could incur  substantial  losses.  The Fund would continue to be subject to market risk with respect to the  position.  In addition,  except in the case of purchased options,  the Fund might be required to maintain the  position  being hedged by the Future or option or to maintain cash or securities in a segregated account.

         Additional  information  on Futures,  options on Futures,  and their risks is included in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Forward  Contracts.  A forward  contract is an  obligation,  usually  arranged  with a commercial bank or other currency  dealer,  to purchase or sell a currency against another currency at a future date and price as agreed upon by the  parties.  The Fund either may accept or make  delivery  of the  currency at the  maturity of the forward  contract.  The Fund may also,  if its contra  party  agrees  prior to  maturity,  enter into a closing
transaction   involving  the  purchase  or  sale  of  an  offsetting   contract.   Forward   contracts  are  traded
over-the-counter,  and  not on  organized  commodities  or  securities  exchanges.  As a  result,  it  may be  more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The cost to the  Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually entered into on a principal  basis, no fees or commissions are involved.  The use of forward  contracts does not eliminate  fluctuations  in the prices of the  underlying  securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance.

         Additional  information  on forward  contracts  and their risks is included in this SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

         Investment  Policy  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitation  is applicable to the ASAF Strong  International Equity Fund. This limitation is not a "fundamental"  restriction,  and may be changed by the Directors without shareholder approval.  The Fund will not:

         1.       Change its policy to invest at least 80% of the value of its assets in equity  securities  unless it provides 60 days prior written notice to its shareholders.

         2.       Make investments for the purpose of gaining control of a company's management.

>

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Janus Overseas Growth Fund) is to seek long-term growth of capital.

Investment Policies:

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices and foreign  currencies,  forward contracts and swaps. The Fund will not enter into any futures  contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under outstanding  futures  contracts  positions  and options on futures  contracts  written by the Fund would exceed the market  value of the total  assets of the Fund  (i.e.,  no  leveraging).  The Fund may invest in  forward  currency contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar Instruments.  The Fund may make investments in Eurodollar  instruments.  Eurodollar instruments are U.S.  dollar-denominated  futures contracts or options thereon which are linked to the London Interbank Offered
Rate ("LIBOR"),  although  foreign  currency-denominated  instruments  are available from time to time.  Eurodollar futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Fund might use Eurodollar  futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related  Products.  The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or liability-based  basis,  depending upon whether it is hedging its assets or its liabilities,  and will usually  enter into  interest  rate swaps on a net basis (i.e.,  the two payment  streams are netted out, with the Fund receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlement  with respect to each interest rate swap will be calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate  net asset value at least equal to the accrued  excess will be maintained in a segregated  account by the custodian of the Fund. If the
Fund enters into an interest  rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with  respect to the swap.  The Fund will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other  party  thereto  is rated in one of the  three  highest  rating  categories  of at least  one  nationally recognized  statistical  rating  organization at the time of entering into such  transaction.  The Sub-advisor will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other party to such a  transaction,  the Fund  will  have  contractual  remedies  pursuant  to the  agreements  related  to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount,  accrued on a daily basis,  of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap  transactions  that may be entered into by the Fund.
These  transactions  may in some  instances  involve the delivery of securities or other  underlying  assets by the
Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments that the Fund is  contractually  obligated  to make.  If the  other  party to an  interest  rate  swap  that is not collateralized  defaults,  the Fund would risk the loss of the net amount of the payments that it  contractually is entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors without  limitation,  subject to the segregation  requirement  described above.  For an additional  discussion of these  strategies,  see this SAI under
"Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money  market  funds  managed  by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the
Sub-advisor  and the funds that are advised or  sub-advised  by the  Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total assets or (ii) $2.5 million,  although the Company's  Board of Directors may increase this limit up to 25% of the Company's total assets.

         Zero-Coupon,  Pay-In-Kind  and Step  Coupon  Securities.  The Fund may  invest up to 10% of its  assets in zero-coupon,  pay-in-kind  and step coupon  securities.  For a discussion of  zero-coupon  debt  securities and the risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         Pass-Through  Securities.  The Fund may  invest  in  various  types of  pass-through  securities,  such as mortgage-backed  securities,  asset-backed  securities and participation  interests.  A pass-through  security is a share or certificate of interest in a pool of debt obligations  that have been repackaged by an intermediary,  such as a bank or  broker-dealer.  The  purchaser  of a  pass-through  security  receives an  undivided  interest in the underlying pool of securities.  The issuers of the underlying  securities  make interest and principal  payments to the  intermediary  which are passed  through to  purchasers,  such as the Fund.  For an  additional  discussion  of pass-through  securities  and certain  risks  involved  therein,  see this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are receipts  issued by an American  bank or trust  company  evidencing  ownership  of  underlying securities issued by a foreign issuer.  ADRs, in registered form, are designed for use in U.S.  securities markets.
Unsponsored ADRs may be created without the  participation  of the foreign issuer.  Holders of these ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored ADR.
The bank or trust company  depositary of an  unsponsored  ADR may be under no obligation to distribute  shareholder communications  received  from the foreign  issuer or to pass through  voting  rights.  The Fund may also invest in
European  Depositary  Receipts  ("EDRs"),  receipts  issued  by a  European  financial  institution  evidencing  an arrangement  similar  to that of  ADRs,  Global  Depositary  Receipts  ("GDRs")  and in other  similar  instruments representing  securities of foreign  companies.  EDRs, in bearer form, are designed for use in European  securities markets.  GDRs are securities convertible into equity securities of foreign issuers.

         Reverse  Repurchase  Agreements.  The Fund may enter into  reverse  repurchase  agreements.  The Fund will enter into such  agreements  only to provide  cash to satisfy  unusually  heavy  redemption  requests and for other temporary  or  emergency  purposes,  rather  than to obtain  cash to make  additional  investments.  Pursuant to an exemptive  order granted by the SEC, the Fund and other funds advised or sub-advised by the  Sub-advisor may invest in repurchase  agreements and other money market instruments  through a joint trading account.  For a discussion of reverse  repurchase  agreements and the risks involved  therein,  see the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Other  Income-Producing  Securities.  Other  types  of  income  producing  securities  that  the  Fund may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating  Rate  Obligations.  These types of  securities  are  relatively  long-term instruments  that often carry demand  features  permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby Commitments.  These instruments,  which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

>

                  Tender Option Bonds.  Tender option bonds are  relatively  long-term  bonds that are coupled with the  agreement  of a third party (such as a broker,  dealer or bank) to grant the  holders of such  securities  the option to tender the securities to the institution at periodic intervals.

                  Inverse  Floaters.  Inverse  floaters  are debt  instruments  whose  interest  bears  an  inverse relationship  to the  interest  rate on another  security.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund will purchase  standby  commitments,  tender option bonds and instruments  with demand features primarily for the purpose of increasing the liquidity of the Fund.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the  ASAF  William  Blair  International  Growth  Fund.  These  limitations  are  not  "fundamental"
restrictions and may be changed by the Directors of the Company without shareholder approval:

         1.       The Fund will not  change  its  policy  to  invest  at least  80% of the  value of its  assets in securities of issuers that are  economically  tied to countries  other than the United States unless it provides 60 days prior written notice to its shareholders.

         2.       The Fund will not (i) enter into any futures  contracts  and related  options for purposes  other than bona fide hedging  transactions  within the meaning of CFTC  regulations  if the aggregate  initial margin and premiums  required to establish  positions  in futures  contracts  and related  options that do not fall within the definition  of bona fide  hedging  transactions  will exceed 5% of the fair market  value of the Fund's net assets, after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into; and
(ii) enter into any futures contracts if the aggregate amount of the Fund's  commitments under outstanding  futures contracts positions would exceed the market value of its total assets.

         3.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         4.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         5.       The Fund does not currently intend to purchase securities of other investment  companies,  except in compliance  with the 1940 Act or the  conditions  of any order of exemption  from the SEC regarding the purchase of securities of money market funds managed by the Sub-advisor or its affiliates.

         6.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse repurchase  agreements,  deposits of assets to margin,  guarantee positions in futures,  options,  swaps or forward contracts, or the segregation of assets in connection with such contracts.

         7.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors  of the Company,  or the  Sub-advisor  acting  pursuant to  authority  delegated by the  Directors of the
Company,  may determine that a readily available market exists for securities  eligible for resale pursuant to Rule
144A under the  Securities  Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule, and Section 4(2)
commercial paper.  Accordingly, such securities may not be subject to the foregoing limitation.

         8.       The Fund may not invest in companies for the purpose of exercising control of management.

>

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         In general,  within the restrictions  outlined herein, the Fund has broad powers with respect to investing funds or holding them uninvested.  Investments are varied according to what is judged  advantageous  under changing economic  conditions.  It will be the  Sub-advisor's  policy to retain maximum  flexibility  in management  without restrictive  provisions as to the  proportion of one or another  class of securities  that may be held,  subject to the  investment  restrictions  described  below.  It is the  Sub-advisor's  intention  that the Fund will generally consist of equity  securities.  However,  the  Sub-advisor  may invest the assets of the Fund in varying amounts in other instruments and in senior securities,  such as bonds,  debentures,  preferred stocks and convertible  issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.

         Foreign Currency  Transactions and Forward Contracts.  The Fund may conduct foreign currency  transactions on a spot basis  (i.e.,  cash) or forward  basis  (i.e.,  by entering  into forward  currency  exchange  contracts, currency  options and futures  transactions  to purchase or sell foreign  currencies).  Although  foreign  exchange dealers  generally  do not charge a fee for such  transactions,  they do realize a profit  based on the  difference between the prices at which they are buying and selling various currencies.

         Forward  contracts  are  customized  transactions  that  require a  specific  amount of a  currency  to be delivered at a specific  exchange  rate on a specific date or range of dates in the future.  Forward  contracts are generally traded in an interbank market directly  between  currency traders (usually larger  commercial  banks) and their  customers.  The parties to a forward  contract  may agree to offset or  terminate  the  contract  before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The following  summarizes the principal  currency  management  strategies  for the Fund involving  forward contracts.  The Fund may also use swap agreements,  indexed securities,  and options and futures contracts relating to foreign currencies for the same purposes.

(1)......Settlement  Hedges or Transaction  Hedges.  When the  Sub-advisor  wishes to lock in the U.S. dollar price
         -----------------------------------------
of a foreign  currency  denominated  security when the Fund is  purchasing  or selling the  security,  the Fund may enter into a forward  contract to do so. This type of currency  transaction,  often called a "settlement  hedge" or
"transaction  hedge,"  protects the Fund against an adverse  change in foreign  currency  values between the date a security  is  purchased  or sold  and the date on which  payment  is made or  received  (i.e.,  "settled).  Forward contracts to purchase or sell a foreign  currency may also be used by the Fund in anticipation of future  purchases or sales of  securities  denominated  in  foreign  currency,  even if the  specific  investments  have not yet been selected by the Sub-advisor.  This strategy is often referred to as "anticipatory hedging."

(2)......Position  Hedges.  When the  Sub-advisor  believes that the currency of a particular  foreign  country may
         ----------------
suffer  substantial  decline against the U.S.  dollar,  the Fund may enter into a forward  contract to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities either denominated  in, or whose value is tied to, such  foreign  currency.  This use of a forward  contract is  sometimes referred to as a "position  hedge." For example,  if a Fund owned  securities  denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S.  dollars to hedge against possible  declines in the Euro's value.  This hedge would tend to offset both  positive and negative  currency  fluctuations,  but would not tend to offset changes in security values caused by other factors.

         The Fund could also hedge the  position  by entering  into a forward  contract  to sell  another  currency expected to perform  similarly to the  currency in which the Fund's  existing  investments  are  denominated.  This type of hedge,  often called a "proxy hedge," could offer  advantages in terms of cost,  yield or  efficiency,  but may not hedge  currency  exposure as  effectively as a simple  position  hedge against U.S.  dollars.  This type of hedge may result in losses if the  currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

         The precise  matching of forward  contracts  in the amounts and values of  securities  involved  generally would not be possible  because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward contract is entered into and the date it matures.  Predicting  short-term currency market movements is extremely difficult,  and the successful execution of a short-term  hedging strategy is highly uncertain.  Normally,  consideration of the prospect for currency parities will be  incorporated  into the  long-term  investment  decisions  made with  respect  to  overall  diversification strategies.  However,  the  Sub-advisor  believes  that it is  important  to have  flexibility  to enter  into such forward contracts when it determines that the Fund's best interests may be served.

         At the  maturity  of the  forward  contract,  the Fund may either  sell the  portfolio  security  and make delivery of the foreign  currency,  or it may retain the  security  and  terminate  the  obligation  to deliver the foreign  currency by purchasing an  "offsetting"  forward  contract with the same currency  trader  obligating  the
Fund to purchase, on the same maturity date, the same amount of the foreign currency.

         It is  impossible to forecast  with  absolute  precision  the market value of portfolio  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.

(3)......Shifting  Currency  Exposure.  The Fund may also  enter into  forward  contracts  to shift its  investment
         ----------------------------
exposure  from one  currency  into  another.  This may  include  shifting  exposure  from U.S.  dollars  to foreign currency,  or from one foreign currency to another foreign  currency.  This strategy tends to limit exposure to the currency  sold,  and increase  exposure to the currency that is purchased,  much as if the Fund had sold a security denominated  in one currency and purchased an equivalent  security  denominated in another  currency.  For example, if the  Sub-advisor  believes  that the U.S.  dollar may suffer a  substantial  decline  against the Euro, it could enter into a forward  contract  to  purchase  Euros for a fixed  amount of U.S.  dollars.  This  transaction  would protect  against  losses  resulting  from a decline in the value of the U.S.  dollar,  but would  cause the Fund to assume the risk of fluctuations in the value of the Euro.

         Successful  use of currency  management  strategies  will depend on the  Sub-advisor's  skill in analyzing currency  values.  Currency  management  strategies  may  substantially  change the Fund's  investment  exposure to changes in currency  rates and could result in losses to the Fund if currencies  do not perform as the  Sub-advisor anticipates.  For example,  if a currency's  value rose at a time when the  Sub-advisor  hedged the Fund by selling the  currency  in  exchange  for U.S.  dollars,  the Fund would not  participate  in the  currency's  appreciation.
Similarly,  if the Sub-advisor increases the Fund's exposure to a currency and that currency's value declines,  the
Fund  will  sustain a loss.  There is no  assurance  that the  Sub-advisor's  use of  foreign  currency  management strategies will be advantageous to the Fund or that they will hedge at appropriate times.

         The Fund will cover outstanding forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying  the forward  contract or the  currency  being  hedged.  To the  extent  that  the  Fund is not  able to  cover  its  forward  currency  positions  with  underlying  portfolio securities,  the Fund's  custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's  commitments under forward contracts entered into with respect to position hedges,  settlement hedges and anticipatory hedges.

         For an additional  discussion of foreign currency  contracts and forward  contracts and the risks involved therein, see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent  permitted by its  investment  objectives  and  policies  discussed elsewhere  herein,  the Fund may invest in securities  that are commonly  referred to as  "derivative"  securities.
Certain derivative  securities are more accurately  described as  "index/structured"  securities.  Index/structured securities are derivative  securities  whose value or  performance  is linked to other equity  securities  (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

         Some "derivatives," such as mortgage-backed and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Fund may not invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment for the Fund. For example,  a security  whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because  the Fund may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or  decrease,  depending  upon changes in the  reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o........the risk that the underlying  security,  interest  rate,  market index or other  financial  asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation limits may be imposed by the  exchange,  either of which may make it difficult or  impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The  Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment
Manager will report to the Company's  Board of Directors as necessary.  For  additional  information on derivatives and their risks, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The Fund  may  enter  into  futures  contracts,  options  or  options  on  futures contracts.  The Fund may not,  however,  enter into a futures  transaction  for  speculative  purposes.  Generally, futures transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against  the risk of an  increase  in market  value for  securities  in which the Fund  generally invests at a time when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling  futures,  buying puts and writing  calls,  hedge the Fund's investments against price fluctuations.  Other strategies,  such as buying futures,  writing puts and buying calls, tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage commissions  in  connection  with  opening  and  closing  out  futures  positions,  these  costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities  indices that are consistent with the Fund's  investment  objectives.  Examples  of indices  that may be used  include  the Bond Buyer  Index of
Municipal  Bonds for  fixed  income  funds,  or the S&P 500 Index for  equity  funds.  The Fund also may  engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading  are  regulated  under the
Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike  when the Fund  purchases  or sells a bond,  no  price  is paid or  received  by the Fund  upon the purchase or sale of the  future.  Initially,  the Fund will be required to deposit an amount of cash or  securities equal to a varying  specified  percentage  of the  contract  amount.  This amount is known as initial  margin.  The margin  deposit is  intended to assure  completion  of the  contract  (delivery  or  acceptance  of the  underlying security) if it is not terminated  prior to the specified  delivery date.  Minimum initial margin  requirements are established  by the futures  exchanges  and may be revised.  In  addition,  brokers may  establish  margin  deposit requirements  that  are  higher  than  the  exchange  minimums.  Cash  held in the  margin  account  is not  income producing.  Subsequent  payments,  called variation margin,  to and from the broker,  will be made on a daily basis as the price of the underlying  debt  securities or index  fluctuates,  making the future more or less valuable,  a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets  involves  certain risks,  which are described in more detail in this SAI and the Company's  Prospectus  under  "Certain Risk Factors and Investment
Methods." The  Sub-advisor  will seek to minimize  these risks by limiting the contracts  entered into on behalf of the Fund to those  traded on  national  futures  exchanges  and for which  there  appears to be a liquid  secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Fund obtains the right,  but not the  obligation,  to sell the futures  contract (a put  option) or to buy the  contract (a call  option) at a fixed strike price.  The Fund can  terminate  its position in a put option by allowing it to expire or by exercising  the option.  If the  option is  exercised,  the Fund  completes  the sale of the  underlying  instrument  at the strike price.  Purchasing  an option on a futures  contract does not require the Fund to make margin  payments  unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options that obligate it to sell (or  deliver) the  option's  underlying  instrument  upon  exercise of the option.  While the receipt of option  premiums would mitigate the effects of price  declines,  the Fund would give up some ability to participate in a price  increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the  obligation to deliver it pursuant to the call expired.

         Investments  in  Companies  with  Limited  Operating  History.  The Fund may invest in the  securities  of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments  in  securities  of issuers  with limited  operating  history may involve  greater  risks than investments  in  securities  of more mature  issuers.  By their  nature,  such issuers  present  limited  operating history and financial  information  upon which the manager may base its investment  decision on behalf of the Fund.
In addition,  financial  and other  information  regarding  such  issuers,  when  available,  may be  incomplete or inaccurate.

         The Fund will not invest more than 5% of its total  assets in the  securities  of issuers with less than a
three-year   operating  history.   The  Sub-advisor  will  consider  periods  of  capital  formation,   incubation,
consolidation,  and research  and  development  in  determining  whether a particular  issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may engage in short sales if, at the time of the short sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make delivery to the  purchaser,  the executing  broker borrows the  securities  being sold short on behalf of the seller.  While the short  position  is  maintained,  the seller  collateralizes  its obligation to deliver the  securities  sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount  established by the Board of Governors of the Federal Reserve.  If
the Fund engages in a short sale the  collateral  account will be  maintained  by the Fund's  custodian.  While the short sale is open the Fund will maintain in a segregated  custodial  account an amount of  securities  convertible into or exchangeable  for such equivalent  securities at no additional  cost. These securities would constitute the
Fund's long position.

         If the Fund sells short  securities  that it owns,  any future gains or losses in the Fund's long position should be reduced  by a gain or loss in the short  position.  The extent to which such gains or losses are  reduced would  depend  upon the amount of the  security  sold  short  relative  to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated  with short sales,  but the Fund will  endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Sovereign  Debt  Obligations.  The Fund may purchase  sovereign debt  instruments  issued or guaranteed by foreign  governments or their agencies,  including debt of emerging market countries.  Sovereign debt may be in the form of  conventional  securities  or  other  types  of debt  instruments  such as  loans  or loan  participations.
Sovereign  debt of  developing  countries  may  involve a high  degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell  securities  without regard to the length of time the security has been held and,  accordingly,  it can be expected  that the rate of portfolio  turnover may be substantial.

         The  Sub-advisor  intends  to  purchase  a  given  security  whenever  the  Sub-advisor  believes  it will contribute to the stated  objective of the Fund,  even if the same  security has only recently been sold.  The Fund will sell a given  security,  no matter  for how long or for how  short a period  it has been  held,  and no matter whether the sale is at a gain or at a loss, if the  Sub-advisor  believes that such security is not  fulfilling its purpose,  either because, among other things, it did not live up to the Sub-advisor's  expectations,  or because it may be replaced with another  security holding greater  promise,  or because it has reached its optimum  potential, or  because  of a  change  in the  circumstances  of a  particular  company  or  industry  or in  general  economic conditions, or because of some combination of such reasons.

         When a general  decline in security  prices is  anticipated,  the Fund may decrease or eliminate  entirely its equity position and increase its cash position,  and when a rise in price levels is  anticipated,  the Fund may increase its equity  position and decrease its cash  position.  However,  it should be expected that the Fund will, under most circumstances, be essentially fully invested in equity securities.

         Since  investment  decisions are based on the anticipated  contribution of the security in question to the
Fund's  objectives,  the rate of portfolio  turnover is  irrelevant  when the  Sub-advisor  believes a change is in order to achieve those objectives,  and the Fund's annual portfolio  turnover rate cannot be anticipated and may be comparatively  high.  Since  the  Sub-advisor  does not  take  portfolio  turnover  rate  into  account  in  making investment  decisions,  (1) the  Sub-advisor  has no intention of  accomplishing  any particular  rate of portfolio turnover,  whether high or low, and (2) the portfolio  turnover rates should not be considered as a  representation of the rates that will be attained in the future.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the ASAF  American  Century  International  Growth Fund.  These  limitations  are not  "fundamental"
restrictions and may be changed by the Directors without shareholder approval.  The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments;

         2.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3.       Buy  securities  on margin or sell short  (unless it owns or by virtue of its  ownership of other securities has the right to obtain securities  equivalent in kind and amount to the securities sold);  however, the
Fund may make margin  deposits  in  connection  with the use of any  financial  instrument  or any  transaction  in securities permitted under its investment policies;

         4.       Invest in oil, gas or other mineral leases;

         5.       Invest for control or for management.

ASAF DEAM INTERNATIONAL EQUITY FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Options  On Stock  Indices  and  Stocks.  An option is a right to buy or sell a  security  at a  specified price  within a limited  period of time.  The Fund may write  ("sell")  covered  call  options on any or all of its portfolio  securities.  In addition,  the Fund may purchase  options on securities.  The Fund may also purchase put and call options on stock indices.

         The Fund may write  ("sell")  options on any or all of its portfolio  securities and at such time and from time to time as the Sub-advisor  shall determine to be  appropriate.  No specified  percentage of the Fund's assets is invested in  securities  with respect to which options may be written.  The extent of the Fund's option  writing activities  will vary from time to time  depending  upon the  Sub-advisor's  evaluation  of  market,  economic  and monetary conditions.

         When the Fund  purchases  a security  with  respect  to which it intends to write an option,  it is likely that the option will be written  concurrently  with or shortly after  purchase.  The Fund will write an option on a particular  security only if the Sub-advisor  believes that a liquid secondary market will exist on an exchange for options of the same series,  which will permit the Fund to enter into a closing purchase  transaction and close out its  position.  If the Fund  desires to sell a  particular  security  on which it has  written  an option,  it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Fund may enter into closing  purchase  transactions  to reduce the  percentage  of its assets  against which options are written,  to realize a profit on a previously  written  option,  or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options  written by the Fund will  normally have  expiration  dates between three and nine months from the date  written.  The exercise  prices of options may be below,  equal to or above the current  market  values of the underlying  securities  at the times the  options are  written.  From time to time for tax and other  reasons,  the
Fund may purchase an  underlying  security  for  delivery in  accordance  with an exercise  notice  assigned to it, rather than delivering such security from its portfolio.

         A stock index  measures the  movement of a certain  group of stocks by  assigning  relative  values to the stocks  included in the index.  The Fund  purchases put options on stock  indices to protect the portfolio  against decline in value.  The Fund  purchases  call  options on stock  indices to  establish  a position  in equities as a temporary  substitute  for  purchasing  individual  stocks  that then may be acquired  over the option  period in a manner  designed to minimize  adverse  price  movements.  Purchasing  put and call  options on stock  indices  also permits greater time for evaluation of investment  alternatives.  When the  Sub-advisor  believes that the trend of stock  prices may be  downward,  particularly  for a short  period of time,  the  purchase  of put options on stock indices may  eliminate  the need to sell less liquid  stocks and  possibly  repurchase  them later.  The purpose of these  transactions is not to generate gain, but to "hedge" against possible loss.  Therefore,  successful  hedging activity  will not produce  net gain to the Fund.  Any gain in the price of a call option is likely to be offset by higher  prices the Fund must pay in rising  markets,  as cash  reserves are  invested.  In declining  markets,  any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Fund.

         Transactions  in options are  subject to  limitations,  established  by each of the  exchanges  upon which options are traded,  governing the maximum  number of options which may be written or held by a single  investor or group of investors  acting in concert,  regardless of whether the options are held in one or more  accounts.  Thus, the  number  of  options  the Fund may hold may be  affected  by  options  held by other  advisory  clients  of the
Sub-advisor.  As of the date of this Statement,  the Sub-advisor  believes that these  limitations  will not affect the purchase of stock index options by the Fund.

         One risk of  holding a put or a call  option is that if the option is not sold or  exercised  prior to its expiration,  it becomes  worthless.  However,  this risk is limited to the premium paid by the Fund. Other risks of purchasing  options include the possibility  that a liquid  secondary  market may not exist at a time when the Fund may wish to close out an option  position.  It is also  possible  that trading in options on stock indices might be halted at a time when the  securities  markets  generally  were to remain open.  In cases where the market value of an issue  supporting  a covered call option  exceeds the strike  price plus the premium on the call,  the Fund will lose the right to  appreciation  of the stock for the  duration  of the option.  For an  additional  discussion  of options on stock  indices  and stocks and  certain  risks  involved  therein,  see this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts.  The  Fund  may  enter  into  futures  contracts  (or  options  thereon)  for  hedging purposes.  U.S.  futures  contracts are traded on exchanges  which have been designated  "contract  markets" by the
Commodity  Futures  Trading  Commission  ("CFTC") and must be executed  through a futures  commission  merchant (an
"FCM") or brokerage firm which is a member of the relevant  contract market.  Although  futures  contracts by their terms call for the delivery or acquisition  of the  underlying  commodities or a cash payment based on the value of the  underlying  commodities,  in most cases the  contractual  obligation is offset before the delivery date of the contract by buying,  in the case of a  contractual  obligation  to sell,  or selling,  in the case of a contractual obligation  to buy, an  identical  futures  contract on a  commodities  exchange.  Such a  transaction  cancels the obligation to make or take delivery of the commodities.

         The  acquisition or sale of a futures  contract could occur,  for example,  if the Fund held or considered purchasing  equity  securities and sought to protect itself from  fluctuations  in prices without buying or selling those  securities.  For  example,  if prices were  expected to decrease,  the Fund could sell equity index  futures contracts,  thereby  hoping to offset a potential  decline in the value of equity  securities in the portfolio by a corresponding  increase  in the value of the futures  contract  position  held by the Fund and thereby  prevent the
Fund's net asset value from  declining  as much as it otherwise  would have.  The Fund also could  protect  against potential  price  declines by selling  portfolio  securities  and investing in money market  instruments.  However, since the  futures  market is more liquid  than the cash  market,  the use of futures  contracts  as an  investment technique would allow the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly,  when prices of equity  securities are expected to increase,  futures contracts could be bought to attempt to hedge against the  possibility of having to buy equity  securities at higher  prices.  This technique is sometimes known as an anticipatory  hedge.  Since the  fluctuations in the value of futures  contracts should be similar to those of equity  securities,  the Fund could take advantage of the potential rise in the value of equity securities  without  buying them until the market had  stabilized.  At that time,  the futures  contracts  could be liquidated and the Fund could buy equity securities on the cash market.

         The Fund may also  enter  into  interest  rate and  foreign  currency  futures  contracts.  Interest  rate futures contracts currently are traded on a variety of fixed-income  securities,  including long-term U.S. Treasury
Bonds, Treasury Notes, Government National Mortgage Association modified pass-through  mortgage-backed  securities,
U.S.  Treasury Bills,  bank  certificates  of deposit and commercial  paper.  Foreign  currency  futures  contracts currently are traded on the British pound,  Canadian  dollar,  Japanese yen,  Swiss franc,  West German mark and on
Eurodollar deposits.

         The Fund will not, as to any positions,  whether long, short or a combination thereof,  enter into futures and options  thereon for which the  aggregate  initial  margins and premiums  exceed 5% of the fair market value of its total assets after taking into account  unrealized  profits and losses on options  entered into. In the case of an option that is  "in-the-money,"  the  in-the-money  amount may be excluded  in  computing  such 5%. In general a call option on a future is "in-the-money"  if the value of the future exceeds the exercise  ("strike") price of the call;  a put option on a future is  "in-the-money"  if the value of the future  which is the  subject of the put is exceeded  by the  strike  price of the put.  The Fund may use  futures  and  options  thereon  solely for bona fide hedging  or for  other  non-speculative  purposes.  As to long  positions  which  are  used  as part of the  Fund's strategies and are incidental to its activities in the underlying  cash market,  the "underlying  commodity  value"
of the  Fund's  futures  and  options  thereon  must not  exceed  the sum of (i) cash set aside in an  identifiable
manner,  or  short-term  U.S.  debt  obligations  or  other  dollar-denominated   high-quality,   short-term  money
instruments so set aside,  plus sums deposited on margin;  (ii) cash proceeds from existing  investments  due in 30 days; and (iii) accrued profits held at the futures  commission  merchant.  The "underlying  commodity  value" of a future is computed  by  multiplying  the size of the future by the daily  settlement  price of the  future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the  situation  in which the Fund  purchases  or sells a security,  no price is paid or received by the Fund  upon  the  purchase  or sale of a  futures  contract.  Instead,  the Fund is  required  to  deposit  in a segregated asset account an amount of cash or qualifying securities  (currently U.S. Treasury bills),  currently in a  minimum  amount  of  $15,000.  This is called  "initial  margin."  Such  initial  margin  is in the  nature of a performance  bond or good faith deposit on the contract.  However,  since losses on open  contracts are required to be  reflected  in cash in the form of  variation  margin  payments,  the Fund may be  required  to make  additional payments  during the term of a contract to its  broker.  Such  payments  would be  required,  for  example,  where, during the term of an  interest  rate  futures  contract  purchased  by the Fund,  there was a general  increase in interest  rates,  thereby making the Fund's  securities less valuable.  In all instances  involving the purchase of financial  futures  contracts by the Fund, an amount of cash  together  with such other  securities as permitted by applicable  regulatory  authorities  to be utilized  for such  purpose,  at least equal to the market  value of the future  contracts,  will be deposited  in a segregated  account  with the Fund's  custodian  to  collateralize  the position.  At any time prior to the expiration of a futures  contract,  the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

         Because futures  contracts are generally  settled within a day from the date they are closed out, compared with a settlement  period of three  business  days for most types of  securities,  the futures  markets can provide superior liquidity to the securities  markets.  Nevertheless,  there is no assurance a liquid secondary market will exist for any particular  futures  contract at any particular  time. In addition,  futures  exchanges may establish daily price  fluctuation  limits for futures  contracts and may halt trading if a contract's  price moves upward or downward  more than the limit in a given  day.  On  volatile  trading  days  when the  price  fluctuation  limit is reached,  it would be impossible for the Fund to enter into new positions or close out existing  positions.  If the secondary  market for a futures  contract were not liquid  because of price  fluctuation  limits or otherwise,  the
Fund would not promptly be able to liquidate  unfavorable  futures  positions and potentially  could be required to continue to hold a futures  position  until the delivery  date,  regardless  of changes in its value.  As a result, the Fund's  access to other assets held to cover its futures  positions  also could be impaired.  For an additional discussion of futures contracts and certain risks involved therein,  see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Fund may  purchase  put and call  options  on  futures  contracts.  An option on a futures  contract  provides the holder with the right to enter into a "long" position in the underlying futures contract,  in the case of a call option, or a "short" position in the underlying  futures contract,  in the case of a put option,  at a fixed exercise price to a stated  expiration  date.  Upon exercise of the option by the holder, a contract market clearing house  establishes a corresponding  short position for the writer of the option, in the case of a call option,  or a  corresponding  long position,  in the case of a put option.  In the event that an option is  exercised,  the  parties  will be subject  to all the risks  associated  with the  trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures  contract  may be  terminated  by the  purchaser  or seller  prior to expiration by effecting a closing purchase or sale  transaction,  subject to the availability of a liquid secondary market,  which is the  purchase  or sale of an  option  of the same  series  (i.e.,  the same  exercise  price  and expiration  date) as the option  previously  purchased  or sold.  The  difference  between  the  premiums  paid and received represents the trader's profit or loss on the transaction.

         An option,  whether based on a futures  contract,  a stock index or a security,  becomes  worthless to the holder when it expires.  Upon  exercise of an option,  the  exchange or  contract  market  clearing  house  assigns exercise  notices on a random basis to those of its members which have written  options of the same series and with the same  expiration  date. A brokerage  firm  receiving  such notices then assigns them on a random basis to those of its  customers  which have written  options of the same series and  expiration  date. A writer  therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The  purchase of a call  option on a futures  contract  is similar in some  respects to the  purchase of a call option on an  individual  security.  See "Options on Foreign  Currencies"  below.  Depending on the pricing of the  option  compared  to  either  the price of the  futures  contract  upon  which it is based or the price of the underlying  instrument,  ownership  of the  option  may or may not be less  risky  than  ownership  of the  futures contract  or the  underlying  instrument.  As with the  purchase of futures  contracts,  when the Fund is not fully invested it could buy a call option on a futures  contract to hedge  against a market  advance.  The  purchase of a put option on a futures  contract  is  similar in some  respects  to the  purchase  of  protective  put  options on portfolio  securities.  For example,  the Fund would be able to buy a put option on a futures contract to hedge the
Fund  against  the risk of falling  prices.  For an  additional  discussion  of options  on futures  contracts  and certain risks  involved  therein,  see this Statement and the Trust's  Prospectus  under "Certain Risks Factors and
Investment Methods."

         Options on  Foreign  Currencies.  The Fund may buy and sell  options on  foreign  currencies  for  hedging purposes in a manner  similar to that in which  futures on foreign  currencies  would be utilized.  For example,  a decline in the U.S. dollar value of a foreign currency in which portfolio  securities are denominated  would reduce the U.S.  dollar  value of such  securities,  even if their value in the foreign  currency  remained  constant.  In order to protect against such diminutions in the value of portfolio  securities,  the Fund could buy put options on the foreign currency.  If the value of the currency  declines,  the Fund would have the right to sell such currency for a fixed amount in U.S.  dollars and would thereby  offset,  in whole or in part, the adverse effect on the Fund which  otherwise would have resulted.  Conversely,  when a rise is projected in the U.S. dollar value of a currency in which  securities to be acquired are  denominated,  thereby  increasing  the cost of such  securities,  the Fund could buy call options  thereon.  The purchase of such options could  offset,  at least  partially,  the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national  securities  exchanges are within the jurisdiction of the
Securities and Exchange  Commission (the "SEC"),  as are other  securities  traded on such exchanges.  As a result, many of the  protections  provided  to  traders on  organized  exchanges  will be  available  with  respect to such transactions.  In  particular,  all  foreign  currency  option  positions  entered  into on a  national  securities exchange are cleared and  guaranteed by the Options  Clearing  Corporation  ("OCC"),  thereby  reducing the risk of counterparty  default.  Further, a liquid secondary market in options traded on a national  securities exchange may be more readily available than in the over-the-counter  market,  potentially  permitting the Fund to liquidate open positions  at a profit  prior to  exercise  or  expiration,  or to limit  losses  in the  event of  adverse  market movements.

         The purchase and sale of  exchange-traded  foreign currency options,  however,  is subject to the risks of the  availability of a liquid  secondary  market  described  above,  as well as the risks regarding  adverse market movements,  margining of options  written,  the nature of the foreign  currency  market,  possible  intervention by governmental  authorities,  and the effects of other political and economic  events.  In addition,  exchange-traded options on foreign  currencies  involve certain risks not presented by the  over-the-counter  market.  For example, exercise and settlement of such options must be made  exclusively  through the OCC, which has  established  banking relationships in applicable  foreign  countries for this purpose.  As a result,  the OCC may, if it determines that foreign  governmental  restrictions  or taxes would  prevent  the orderly  settlement  of foreign  currency  option exercises,  or would result in undue  burdens on the OCC or its  clearing  member,  impose  special  procedures  on exercise and settlement,  such as technical changes in the mechanics of delivery of currency,  the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk  Factors of  Investing  in Futures  and  Options.  The  successful  use of the  investment  practices described  above with  respect to futures  contracts,  options on  futures  contracts,  and  options on  securities indices,  securities,  and foreign  currencies  draws upon skills and  experience  which are  different  from those needed to select  the other  instruments  in which the Fund  invests.  Should  interest  or  exchange  rates or the prices of  securities  or financial  indices  move in an  unexpected  manner,  the Fund may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse  position than if such  strategies had not been used.  Unlike  many  exchange-traded  futures  contracts  and options on futures  contracts,  there are no daily  price  fluctuation  limits  with  respect  to options  on  currencies  and  negotiated  or  over-the-counter instruments,  and adverse market  movements could therefore  continue to an unlimited extent over a period of time.
In addition,  the correlation  between  movements in the price of the securities and currencies  hedged or used for cover will not be perfect and could produce unanticipated losses.

         The  Fund's  ability  to  dispose  of its  positions  in the  foregoing  instruments  will  depend  on the availability  of liquid markets in the  instruments.  Markets in a number of the instruments are relatively new and still  developing  and it is  impossible  to  predict  the  amount  of  trading  interest  that may  exist in those instruments  in the future.  Particular  risks exist with respect to the use of each of the  foregoing  instruments and could result in such adverse  consequences  to the Fund as the possible loss of the entire  premium paid for an option  bought by the Fund and the possible need to defer  closing out  positions in certain  instruments  to avoid adverse  tax  consequences.  As a  result,  no  assurance  can be given  that the  Fund  will be able to use  those instruments effectively for the purposes set forth above.

         In addition,  options on U.S.  Government  securities,  futures  contracts,  options on futures contracts, forward  contracts and options on foreign  currencies may be traded on foreign  exchanges and  over-the-counter  in foreign  countries.  Such transactions are subject to the risk of governmental  actions affecting trading in or the prices of foreign  currencies or securities.  The value of such  positions also could be affected  adversely by (i)
other complex foreign  political and economic factors,  (ii) lesser  availability than in the United States of data on which to make trading  decisions,  (iii) delays in the Fund's ability to act upon economic  events  occurring in foreign  markets  during  nonbusiness  hours in the United States,  (iv) the  imposition of different  exercise and settlement  terms and procedures and margin  requirements  than in the United States,  and (v) low trading  volume.
For an  additional  discussion of certain risks  involved in investing in futures and options,  see this  Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  Investments  in foreign  countries  involve  certain  risks which are not  typically associated  with U.S.  investments.  For a discussion  of certain  risks  involved in foreign  investing,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Forward  Contracts for Purchase or Sale of Foreign  Currencies.  The Fund  generally  conducts its foreign currency  exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  exchange currency  market.  When the Fund  purchases or sells a security  denominated  in a foreign  currency,  it may enter into a forward  foreign  currency  contract  ("forward  contract")  for the purchase or sale, for a fixed amount of dollars,  of the amount of foreign currency  involved in the underlying  security  transaction.  A forward contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the  parties,  at a price set at the time of the  contract.  The
Fund  generally will not enter into forward  contracts with a term greater than one year. In this manner,  the Fund may obtain  protection  against a possible loss resulting from an adverse  change in the  relationship  between the
U.S.  dollar and the foreign  currency during the period between the date the security is purchased or sold and the date upon which  payment is made or  received.  Although  such  contracts  tend to minimize the risk of loss due to the  decline  in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain which might result should the value of such currency increase.  The Fund will not speculate in forward contracts.

         Forward  contracts  are  traded in the  interbank  market  conducted  directly  between  currency  traders
(usually large  commercial  banks) and their customers.  Generally a forward  contract has no deposit  requirement, and no  commissions  are charged at any stage for trades.  Although  foreign  exchange  dealers do not charge a fee for  conversion,  they do realize a profit  based on the  difference  between the prices at which they buy and sell various  currencies.  When the Sub-advisor  believes that the currency of a particular foreign country may suffer a substantial  decline against the U.S. dollar (or sometimes  against  another  currency),  the Fund may enter into a forward contract to sell, for a fixed dollar or other currency amount,  foreign  currency  approximating  the value of some or all of the  Fund's  securities  denominated  in that  currency.  In  addition,  the Fund may  engage  in
"proxy-hedging,"  i.e.,  entering into forward contracts to sell a different foreign currency than the one in which the  underlying  investments  are  denominated  with the  expectation  that the value of the hedged  currency  will correlate with the value of the  underlying  currency.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts  where the  fulfillment  of the  contracts  would  require the Fund to deliver an amount of foreign  currency or a proxy currency in excess of the value of its portfolio  securities or other assets denominated in the currency being hedged.  Forward  contracts  may, from time to time, be considered  illiquid,  in which case they would be subject to the Fund's limitation on investing in illiquid securities.

         At the  consummation of a forward  contract for delivery by the Fund of a foreign  currency,  the Fund may either make  delivery of the  foreign  currency or  terminate  its  contractual  obligation  to deliver the foreign currency by purchasing an  offsetting  contract  obligating  it to purchase,  at the same maturity  date,  the same amount of the foreign currency.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain  such  currency  through  the sale of  portfolio  securities  denominated  in such  currency  or  through conversion of other Fund assets into such currency.

         Dealings  in forward  contracts  by the Fund will be  limited  to the  transactions  described  above.  Of course,  the Fund is not required to enter into such transactions  with regard to its foreign  currency-denominated securities and will not do so unless deemed  appropriate by the  Sub-advisor.  It also should be realized that this method of  protecting  the value of the Fund's  securities  against a decline  in the value of a currency  does not eliminate  fluctuations  in the  underlying  prices of the  securities.  It simply  establishes  a rate of exchange which can be achieved at some future point in time.  Additionally,  although  such  contracts  tend to minimize the risk of loss due to the  decline  in the  value of the  hedged  currency,  at the same  time they tend to limit any potential  gain which might result should the value of such  currency  increase.  For an  additional  discussion of forward  foreign  currency  contracts  and certain  risks  involved  therein,  see this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Securities  That  Are Not  Readily  Marketable.  The  Fund may  invest  up to 15% of the  value of its net assets,  measured at the time of investment,  in investments that are not readily marketable.  As security which is not "readily  marketable" is generally  considered to be a security that cannot be disposed of within seven days in the  ordinary  course of  business  at  approximately  the  amount at which it is  valued.  The Fund may  invest in restricted  securities,  subject  to the  foregoing  15%  limitation.  "Restricted"  securities  generally  include securities  that are not  registered  under the Securities Act of 1933 (the "1933 Act") and are subject to legal or contractual  restrictions  upon resale.  Restricted  securities  nevertheless  may be "readily  marketable" and can often be sold in privately negotiated transactions or in a registered public offering.

         The Fund may not be able to dispose of a security  that is not  "readily  marketable"  at the time desired or at a  reasonable  price.  In  addition,  in order to resell  such a  security,  the Fund  might have to bear the expense and incur the delays  associated  with effecting  registration.  In purchasing  such  securities,  the Fund does not  intend  to  engage  in  underwriting  activities,  except  to the  extent  the Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

         Rule  144A  Securities.  In  recent  years,  a  large  institutional  market  has  developed  for  certain securities  that are not registered  under the 1933 Act.  Institutional  investors  generally will not seek to sell these  instruments to the general  public,  but instead will often depend on an efficient  institutional  market in which  such  unregistered  securities  can  readily  be  resold or on an  issuer's  ability  to honor a demand  for repayment.  Therefore,  the fact that there are  contractual or legal  restrictions on resale to the general public or certain institutions is not dispositive of the liquidity or such investments.

         Rule 144A  under the 1933 Act,  establishes  a "safe  harbor"  from the  registration  of the 1933 Act for resales of certain  securities  to  qualified  institutional  buyers.  The Fund may invest in Rule 144A  securities that may or may not be readily  marketable.  Rule 144A securities are readily  marketable if institutional  markets for the  securities  develop  pursuant  to Rule  144A  that  provide  both  readily  ascertainable  values  for the securities  and the ability to  liquidate  the  securities  when  liquidation  is deemed  necessary  or  advisable.
However,  an insufficient  number of qualified  institutional  buyers interested in purchasing a Rule 144A security held by the Fund could affect  adversely the  marketability  of the security.  In such an instance,  the Fund might be unable to dispose of the security promptly or at reasonable prices.

         Lower-Rated  or  Unrated  Fixed-Income  Securities.  The Fund may  invest up to 5% of its total  assets in fixed-income  securities  which are unrated or are rated below  investment  grade either at the time of purchase or as a result of reduction in rating after purchase.  (This  limitation does not apply to convertible  securities and preferred  stocks.)  Investments  in  lower-rated  or unrated  securities  are  generally  considered to be of high risk.  These debt  securities,  commonly  referred to as junk bonds,  are  generally  subject to two kinds of risk, credit risk and market  risk.  Credit  risk  relates to the  ability of the issuer to meet  interest  or  principal payments,  or both, as they come due. The ratings given a security by Moody's Investors Service,  Inc.  ("Moody's")
and  Standard & Poor's  ("S&P")  provide a generally  useful  guide as to such credit risk.  For a  description  of securities  ratings,  see the  Appendix  to this  Statement.  The lower the  rating  given a  security  by a rating service,  the  greater  the credit  risk such  rating  service  perceives  to exist with  respect to the  security.
Increasing  the amount of the Fund's  assets  invested  in unrated or lower  grade  securities,  while  intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market  risk  relates  to the fact that the market  values of debt  securities  in which the Fund  invests generally  will be affected by changes in the level of interest  rates.  An increase in interest rates will tend to reduce the market  values of such  securities,  whereas a decline in  interest  rates will tend to  increase  their values.  Medium and lower-rated  securities (Baa or BBB and lower) and non-rated  securities of comparable  quality tend to be subject to wider  fluctuations  in yields and market  values than higher rated  securities  and may have speculative  characteristics.  In order to decrease the risk in investing in debt securities,  in no event will the
Fund ever  invest in a debt  security  rated  below B by Moody's or by S&P.  Of course,  relying in part on ratings assigned by credit  agencies in making  investments  will not protect the Fund from the risk that the securities in which they invest will decline in value,  since credit  ratings  represent  evaluations of the safety of principal, dividend,  and  interest  payments  on debt  securities,  and not the market  values of such  securities,  and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated  securities involves greater credit risk,  achievement of the
Fund's  investment  objective may be more dependent on the  Sub-advisor's  own credit analysis than is the case for funds that do not invest in such  securities.  In  addition,  the share  price and yield of the Fund may  fluctuate more than in the case of funds  investing in higher  quality,  shorter term  securities.  Moreover,  a  significant economic  downturn  or  major  increase  in  interest  rates  may  result  in  issuers  of  lower-rated  securities experiencing  increased  financial  stress,  which would adversely affect their ability to service their principal, dividend,  and interest  obligations,  meet projected  business goals,  and obtain  additional  financing.  In this regard,  it should be noted that while the market for high yield debt  securities  has been in  existence  for many years and from time to time has  experienced  economic  downturns  in recent  years,  this  market  has  involved a significant  increase in the use of high yield debt securities to fund highly leveraged corporate  acquisitions and restructurings.  Past experience may not,  therefore,  provide an accurate  indication of future performance of the high yield debt  securities  market,  particularly  during  periods of economic  recession.  Furthermore,  expenses incurred in  recovering an  investment  in a defaulted  security may  adversely  affect the Fund's net asset value.
Finally,  while the  Sub-advisor  attempts to limit  purchases of medium and  lower-rated  securities to securities having an  established  secondary  market,  the secondary  market for such  securities  may be less liquid than the market for higher  quality  securities.  The reduced  liquidity of the  secondary  market for such  securities  may adversely  affect the market price of, and ability of the Fund to value,  particular  securities at certain  times, thereby  making it  difficult to make  specific  valuation  determinations.  The Fund does not invest in any medium and  lower-rated  securities  which present  special tax  consequences,  such as  zero-coupon  bonds or pay-in-kind bonds.  For an additional  discussion of certain risks involved in lower-rated  securities,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The  Sub-advisor  seeks to reduce  the  overall  risks  associated  with the  Fund's  investments  through diversification  and  consideration  of  factors  affecting  the value of  securities  it  considers  relevant.  No assurance can be given,  however,  regarding the degree of success that will be achieved in this regard or that the
Fund will achieve its investment objective.

         Convertible  Securities.  The Fund may buy securities  convertible into common stock if, for example,  the
Sub-advisor  believes  that  a  company's  convertible  securities  are  undervalued  in  the  market.  Convertible securities  eligible for purchase  include  convertible  bonds,  convertible  preferred  stocks,  and  warrants.  A warrant is an  instrument  issued by a  corporation  which  gives the holder the right to  subscribe  to a specific amount  of the  corporation's  capital  stock at a set  price  for a  specified  period  of time.  Warrants  do not represent  ownership of the  securities,  but only the right to buy the  securities.  The prices of warrants do not necessarily move parallel to the prices of underlying  securities.  Warrants may be considered  speculative in that they have no voting  rights,  pay no  dividends,  and have no rights  with  respect to the assets of a  corporation issuing  them.  Warrant  positions  will not be used to increase  the leverage of the Fund;  consequently,  warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

         Temporary  Defensive  Investments.  Up to 100% of the assets of the Fund may be  invested  temporarily  in
U.S.  government  obligations,   commercial  paper,  bank  obligations,   repurchase  agreements,  negotiable  U.S.
dollar-denominated  obligations of domestic and foreign branches of U.S. depository institutions,  U.S. branches of foreign depository  institutions,  and foreign depository institutions,  in cash, or in other cash equivalents,  if the  Sub-advisor  determines it to be  appropriate  for purposes of enhancing  liquidity or  preserving  capital in light of prevailing market or economic  conditions.  U.S. government  obligations include Treasury bills, notes and bonds,  and issues of United States  agencies,  authorities and  instrumentalities.  Some  government  obligations, such as Government National Mortgage  Association  pass-through  certificates,  are supported by the full faith and credit of the United States  Treasury.  Other  obligations,  such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States  Treasury;  and others,  such as bonds issued by Federal National Mortgage Association (a private  corporation),  are supported only by the credit of the agency, authority  or  instrumentality.  The Fund also may  invest in  obligations  issued  by the  International  Bank for
Reconstruction  and Development (IBRD or "World Bank").  For more information on  mortgage-backed  securities,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF DeAM International  Equity Fund. These limitations are not "fundamental"  restrictions,  and may be changed by the Trustees without shareholder approval.  The Fund will not:

         1.       Change its policy to invest at least 80% of the value of its assets in equity  securities  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest more than 15% of the market  value of its net assets in  securities  which are not readily marketable, including repurchase agreements maturing in over seven days;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act;

         4.       Invest in companies for the purpose of exercising control or management.

         5.       Purchase any  securities on margin except to obtain such  short-term  credits as may be necessary for the  clearance of  transactions  (and  provided  that margin  payments and other  deposits in  connection  with transactions in options,  futures and forward contracts shall not be deemed to constitute  purchasing securities on margin); or

         6.       Sell securities short.

         In addition,  in periods of uncertain  market and economic  conditions,  as determined by the Sub-advisor, the Fund may depart from its basic  investment  objective  and assume a defensive  position  with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a  percentage  restriction  is adhered to at the time of  investment,  a later  increase or decrease in percentage  beyond the specified  limit that results from a change in values or net assets will not be considered a violation.

>

ASAF PBHG SMALL-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Janus Small-Cap  Growth Fund) is capital  growth.  Realization of income is not a significant  investment  consideration  and any income realized on the Fund's investments therefore will be incidental to the Fund's objective.

Investment Policies:

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act.

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are  described in the Trust's  Prospectus  under  "Certain Risk Factors and  Investment  Methods."
Holders of unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary  of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through voting rights.  The Fund may also invest in European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs")
and in other similar instruments representing securities of foreign companies.

         Futures,  Options  and  Forward  Contracts.  The Fund may enter  into  futures  contracts  on  securities, financial indices,  and foreign currencies and options on such contracts,  and may invest in options on securities, financial  indices,  and  foreign  currencies,  and  forward  contracts.  The Fund will not enter into any  futures contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under  outstanding futures contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total assets.  The Fund may invest in forward  currency  contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of securities,  and on indices  based on the types of  securities,  in which the Fund is  permitted to invest  directly.  The Fund will effect such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan  institutions)  deemed  creditworthy by the Sub-advisor  pursuant to procedures  adopted by the
Sub-advisor  for monitoring  the  creditworthiness  of those  entities.  To the extent that an option  purchased or written by the Fund in a negotiated  transaction  is illiquid,  the value of the option  purchased or the amount of the  Fund's  obligations  under an  option  it has  written,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction  when the Sub-advisor  believes it would be  advantageous  for the Fund to do so.
For a description  of these  strategies  and  instruments  and certain of their risks,  see this  Statement and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Convertible  Securities.   Convertible  securities  are  securities  such  as  rights,  bonds,  notes  and preferred  stocks which are  convertible  into or  exchangeable  for common  stocks.  Convertible  securities  have characteristics  similar  to both fixed  income and equity  securities.  Because  of the  conversion  feature,  the market value of  convertible  securities  tends to move  together  with the market value of the  underlying  common stock. As a result,  the Fund's selection of convertible  securities is based, to a great extent,  on the potential for capital  appreciation  that may exist in the  underlying  stock.  The value of  convertible  securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

         Warrants.  Warrants are instruments  giving holders the right, but not the obligation,  to buy shares of a company at a given price during a specified period.

         When-Issued and Delayed-Delivery  Securities.  When-issued and delayed-delivery  securities are securities subject to  settlement on a future date.  For fixed income  securities,  the interest rate realized on  when-issued or  delayed-delivery  securities  is fixed as of the  purchase  date and no  interest  accrues  to the Fund  before settlement.  These  securities are subject to market  fluctuation  due to changes in market interest rates and will have the effect of  leveraging  the Fund's  assets.  The Fund is  permitted  to invest in  forward  commitments  or when-issued  securities  where such  purchases are for  investment  and not for  leveraging  purposes.  One or more segregated  accounts will be established  with the Fund's  custodian bank, and the Fund will maintain liquid assets in such  accounts  in an  amount  at least  equal  in  value to the  Fund's  commitments  to  purchase  when-issued securities.

         Small and Medium  Capitalization  Stocks.  Investments  in common  stocks in general are subject to market risks  that may cause  their  prices to  fluctuate  over time.  Therefore,  an  investment  in the Fund may be more suitable for long-term  investors who can bear the risk of these  fluctuations.  While the  Sub-advisor  intends to invest in small  capitalization  companies that have strong balance sheets and favorable  business  prospects,  any investment in small  capitalization  companies  involves  greater risk and price  volatility than that  customarily associated with investments in larger,  more established  companies.  This increased risk may be due to the greater business risks of their small or medium size,  limited  markets and financial  resources,  narrow product lines and frequent  lack of  management  depth.  The  securities  of small  capitalization  companies are often traded in the over-the-counter  market, and might not be traded in volumes typical of securities traded on a national  securities exchange.  Thus,  the  securities of small  capitalization  companies are likely to be less liquid,  and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

         Over-The-Counter   Market.  The  Fund  will  invest  in  over-the-counter   stocks.  In  contrast  to  the
securities  exchanges,  the over-the-counter  market is not a centralized facility which limits trading activity to securities of companies which initially  satisfy certain  defined  standards.  Generally,  the volume of trading in an unlisted  or  over-the-counter  common  stock is less than the volume of trading in a listed  stock.  This means that the depth of market  liquidity  of some stocks in which the Fund  invests may not be as great as that of other securities  and,  if the Fund were to  dispose  of such a stock,  they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF PBHG Small-Cap Growth Fund. These  limitations are not "fundamental"  restrictions,  and may be changed by the Directors without shareholder approval.

         1.       The Fund will not  change  its  policy to invest at least 80% of the value of its assets in small capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

 ........3.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         4.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors,  or the Fund's Sub-advisor acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the Securities
Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2) commercial paper and municipal lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         5.       The Fund may not invest in companies for the purpose of exercising control of management.

>

ASAF DeAM Small-Cap Growth Fund:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Scudder Small-Cap Growth Fund) is to seek  maximum  appreciation  of  investors'  capital  from a  portfolio  primarily  of growth  stocks of smaller companies.

Investment Policies:

         Options.  The  Fund may  write  (sell)  call  options  on  securities  as long as it owns  the  underlying securities  subject to the  option,  or an option to purchase  the same  underlying  securities  having an exercise price equal to or less than the  exercise  price of the option,  or will  establish  and  maintain  with the Fund's custodian  for the  term of the  option  a  segregated  account  consisting  of cash  or  other  liquid  securities
("eligible  securities")  to the  extent  required  by  applicable  regulation  in  connection  with  the  optioned securities.  The Fund may write put options  provided  that,  so long as the Fund is obligated as the writer of the option,  the Fund owns an option to sell the underlying  securities  subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and  maintains  with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise price of the option.
The premium  received  for writing an option will  reflect,  among other  things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market price,  the price  volatility of the underlying  security,  the option  period,  supply and demand and  interest  rates.  The Fund may write or purchase spread  options,  which are options  for which the  exercise  price may be a fixed  dollar  spread or yield  spread between the security  underlying  the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the  underlying  security at the time the option is  written.  The Fund may write  (sell)  call and put  options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires  unexercised,  the writer  realizes a gain from the amount of the premium, plus the interest  income on the  securities in the  segregated  account.  If the secured put writer has to buy the underlying  security  because of the exercise of the put option,  the secured put writer incurs an unrealized  loss to the extent that the current market value of the  underlying  security is less than the exercise price of the put option.  However,  this  would be offset in whole or in part by gain from the  premium  received  and any  interest income earned on the securities in the segregated account.

         For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter   Options.   The  Fund  may  deal  in  over-the-counter   traded  options  ("OTC
options").  Unlike  exchange-traded  options,  OTC  options are  transacted  directly  with  dealers and not with a clearing  corporation.  Since there is no  exchange,  pricing is normally  done by reference  to  information  from market makers,  which information is carefully  monitored by the Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund  receives the premium in advance from the dealer.  OTC options are  available  for a greater  variety of  securities or other assets,  and for a wider range of  expiration  dates and exercise  prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary  and,  therefore,  present  minimal credit risks to the Fund.  The  Sub-advisor  will  monitor the  creditworthiness  of the  approved  dealers on an on-going basis.  The Fund currently will not engage in OTC options  transactions  if the amount  invested by the Fund in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Fund,  plus the amount invested by the
Fund in other illiquid  securities,  would exceed 15% of the Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering into  agreements  with dealers to which the Fund sells OTC options.  Under these  agreements  the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity charge"  referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the  intrinsic  value of the OTC option.  The  intrinsic  value of an OTC call option for such purposes will be the amount by which the current  market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on  Securities  Indices.  The Fund,  as part of its  options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the  Fund  owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes  an  option  on a securities index, it will be required to deposit with its custodian and mark-to-market  eligible  securities to the extent  required by  applicable  regulation.  Where the Fund writes a call option on a  securities  index at a time when the contract  value exceeds the exercise  price,  the Fund will also segregate and  mark-to-market,  until the option  expires  or is  closed  out,  cash or cash  equivalents  equal in value to such  excess.  The Fund may also purchase  and sell  options on indices  other than  securities  indices,  as  available,  such as foreign  currency indices.  Because index options are settled in cash, a call writer  cannot  determine the amount of its  settlement obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  Index  options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of investing  in OTC options and options on  securities  indices,  and the risks  involved  therein,  see this  Statement  and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Financial  Futures  Contracts and Related Options.  The Fund may enter into financial  futures  contracts.
This investment  technique is designed  primarily to hedge (i.e.  protect)  against  anticipated  future changes in market  conditions or foreign  exchange  rates which  otherwise  might affect  adversely the value of securities or other assets which the Fund holds or intends to purchase.  For example,  when the near-term  market view is bearish but the portfolio  composition is judged  satisfactory for the longer term,  exposure to temporary  declines in the market may be  reduced  by  entering  into  futures  contracts  to sell  securities  or the cash value of an index.
Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash position,  the Fund can hedge against market increases by entering into futures  contracts to buy  securities  or the cash  value of an  index.  In either  case,  the use of  futures  contracts  would  tend to minimize  portfolio  turnover and  facilitate the Fund's  pursuit of its  investment  objective.  Also, if the Fund owned  long-term  bonds and interest rates were expected to rise, it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the Fund would  decline,  but this decline  would be offset in whole or in part by an  increase  in the value of the Fund's  futures  contracts.  If, on the other hand, long-term  interest  rates were expected to decline,  the Fund could hold  short-term  debt  securities and benefit from the  income  earned by  holding  such  securities,  while at the same  time the Fund  could  purchase  futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Fund could take advantage of the anticipated  rise in the value of  long-term  bonds  without  actually  buying  them.  The  futures  contracts  and short-term  debt  securities  could then be liquidated  and the cash proceeds used to buy long-term  bonds.  At the time of  delivery,  in the  case of a  contract  relating  to  fixed  income  securities,  adjustments  are made to recognize  differences  in value arising from the delivery of securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered  under a futures  contract may not have been issued at the time the contract was written.

         The market  prices of futures  contracts  may be  affected  by certain  factors.  If  participants  in the futures  market  elect to close out  their  contracts  through  offsetting  transactions  rather  than meet  margin requirements,  distortions in the normal  relationship  between the assets and futures  market could result.  Price distortions  also could result if  investors in futures  contracts  decide to make or take  delivery of  underlying securities or other assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures market.  In addition,  because margin  requirements in the futures market are less onerous than margin  requirements in the cash market,  increased  participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of  these  price  distortions  and  because  of the imperfect  correlation  between  movements in the prices of  securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may purchase and write call and put options on financial  futures  contracts.  Options on futures contracts  involve risks similar to those risks relating to transactions in financial futures  contracts.  The Fund will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract  value of the outstanding  futures contracts of the Fund and futures  contracts subject to outstanding  options written by the Fund  would  exceed  50% of the  total  assets  of the Fund.  For an  additional  discussion  of  investing  in financial futures  contracts and options on financial  futures  contracts and the risks involved therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section  4(2)  Paper.  The Fund may invest in  commercial  paper  issued by major  corporations  under the
Securities Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such commercial  paper may be issued only to finance current  transactions  and must mature in nine months or less. Such commercial  paper is traded  primarily by  institutional  investors  through  investment  dealers,  and  individual investor  participation  in the  commercial  paper market is very  limited.  The Fund also may invest in commercial paper issued in reliance on the so-called  "private  placement"  exemption  from  registration  afforded by Section
4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Fund, who agree that they are purchasing the paper for  investment  and not with a view to public  distribution.  Any resale by the purchaser  must be in an  exempt  transaction.  Section  4(2)  paper  normally  is  resold  to other  institutional investors  through or with the  assistance  of the issuer or  investment  dealers  who make a market in the Section
4(2) paper, thus providing  liquidity.  Section 4(2) paper will be considered  illiquid,  and subject to the Fund's limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.   The  Fund  may  invest  in  asset-backed  and  mortgage-backed  securities,
including   interest   only  ("IO")  and   principal   only  ("PO")   securities   (collectively,   "collateralized
obligations").  A collateralized  obligation is a debt security issued by a corporation,  trust or custodian, or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio or pool of mortgages,  mortgage pass-through  securities,  U.S. Government  securities or other assets.  Collateralized  obligations,  depending on their structure and the rate of prepayments, can be volatile.

         The Fund will currently  invest in only those  collateralized  obligations  that are fully  collateralized and would not materially  alter the risk profile of the Fund. Fully  collateralized  means that the collateral will generate cash flows  sufficient to meet  obligations to holders of the  collateralized  obligations  under even the most conservative  prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate prepayment  of all  securities  purchased  at a  premium  and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means  such  as by  maintaining  the  flexibility  to  increase  principal  distributions  in a low  interest  rate environment.  The  effective  credit  quality of the  collateralized  obligations  in such  instances is the credit quality of the issuer of the  collateral.  The  requirements as to  collateralization  are determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating  agencies,  if rated.  The Fund does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because  some  collateralized  obligations  are issued in classes  with  varying  maturities  and interest rates, the investor may obtain greater  predictability  of maturity through these  collateralized  obligations than through direct  investments in mortgage  pass-through  securities.  Classes with shorter  maturities may have lower volatility  and lower yield  while  those with longer  maturities  may have  higher  volatility  and higher  yield.
Payments of principal and interest on the underlying  collateral  securities are not passed through directly to the holders  of  these  collateralized  obligations.  Rather,  the  payments  on the  underlying  portfolio  or pool of obligations  are used to pay  interest  on each  class and to  retire  successive  maturities  in  sequence.  These relationships  may in effect "strip" the interest  payments from principal  payments of the underlying  obligations and allow for the separate  purchase of either the interest or the principal  payments,  sometimes  called interest only ("IO") and  principal  only ("PO")  securities.  By  investing  in IOs and POs, an investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely  corresponds  to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event  of  prepayment  on or call of such  securities,  the  class of  collateralized  obligation  first to  mature generally  will be paid down  first.  Although  in most cases the  issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally will be sufficient  collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and privately-issued  IO's and
PO's will be  considered  illiquid for purposes of the Fund's  limitation  on illiquid  securities  unless they are determined to be liquid under guidelines established by the Board of Directors.

         In reliance on an interpretation by the SEC, the Fund's investments in certain  qualifying  collateralized obligations  are not subject to the  limitations in the 1940 Act regarding  investments by a registered  investment company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also  invest in  "inverse  floaters."  These  inverse  floaters  are more volatile  than  conventional  fixed or floating  rate  collateralized  obligations,  and their yield and value will fluctuate in inverse  proportion to changes in the index upon which rate  adjustments are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as reflected by the index)  decrease and decrease when market yields  increase.  The extent of the volatility of inverse  floaters  depends on the extent of anticipated  changes  in  market  rates  of  interest.  Generally,  inverse  floaters  provide  for  interest  rate adjustments based upon a multiple of the specified  interest index,  which further increases their volatility.  The degree of additional  volatility  will be directly  proportional  to the size of the multiple  used in  determining interest  rate  adjustments.  Currently,  the Fund  does not  intend to  invest  more than 5% of its net  assets in inverse floaters.

         For an additional  discussion of investing in  collateralized  obligations and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF DeAM Small-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions and may be changed without shareholder approval.  The Fund will not:

         1.       Change  its  policy to invest  at least  80% of the value of its  assets in small  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         3.       Invest more than 15% of its net assets in illiquid securities.

ASAF Gabelli Small-CaP Value Fund:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF T. Rowe Price Small Company Value
Fund) is to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be undervalued.

Investment Policies:

         Although  primarily  all of the  Fund's  assets  are  invested  in common  stocks,  the Fund may invest in convertible  securities,  corporate debt securities and preferred stocks. The fixed-income  securities in which the
Fund may invest include,  but are not limited to, those described  below.  See this SAI under "Certain Risk Factors and Investment Methods," for an additional discussion of debt obligations.

         U.S.  Government  Obligations.  Bills,  notes,  bonds  and  other  debt  securities  issued  by  the  U.S.
Treasury.  These  are  direct  obligations  of the  U.S.  Government  and  differ  mainly  in the  length  of their maturities.

         U.S.  Government Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal  agencies.  These  include  securities  issued by the Federal  National  Mortgage  Association,  Government
National Mortgage Association,  Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration,  Banks for
Cooperatives,  Federal  Intermediate  Credit Banks,  Federal  Financing Bank, Farm Credit Banks, the Small Business
Association,  and the Tennessee  Valley  Authority.  Some of these  securities  are supported by the full faith and credit of the U.S. Treasury;  and the remainder are supported only by the credit of the instrumentality,  which may or may not include the right of the issuer to borrow from the Treasury.

         Bank   Obligations.   Certificates  of  deposit,   bankers'   acceptances,   and  other   short-term  debt
obligations.  Certificates of deposit are short-term  obligations of commercial  banks. A bankers'  acceptance is a time  draft  drawn on a  commercial  bank by a  borrower,  usually  in  connection  with  international  commercial transactions.  Certificates  of  deposit  may have fixed or  variable  rates.  The Fund may  invest in U.S.  banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

         Short-Term Corporate Debt Securities.  Outstanding  nonconvertible  corporate debt securities (e.g., bonds and debentures)  which have one year or less remaining to maturity.  Corporate notes may have fixed,  variable,  or floating rates.

         Commercial  Paper.  Short-term  promissory  notes issued by corporations  primarily to finance  short-term credit needs.  Certain notes may have floating or variable rates.

         Foreign Government Securities.  Issued or guaranteed by a foreign government,  province,  instrumentality, political subdivision or similar unit thereof.

         Savings and Loan  Obligations.  Negotiable  certificates of deposit and other  short-term debt obligations of savings and loan associations.

         Supranational  Entities.  The Fund may also invest in the  securities of certain  supranational  entities, such as the International Development Bank.

         Lower-Rated  Debt  Securities.  The Fund's  investment  program  permits it to purchase  below  investment grade  securities,  commonly  referred to as "junk  bonds." The Fund will not  purchase a junk bond if  immediately after such  purchase  the Fund would  have more than 5% of its total  assets  invested  in such  securities.  Since investors  generally perceive that there are greater risks associated with investment in lower quality  securities, the yields from such securities  normally  exceed those  obtainable from higher quality  securities.  However,  the principal  value of lower-rated  securities  generally  will fluctuate more widely than higher quality  securities.
Lower quality  investments  entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality  investments.  Such securities are also subject to special risks,  discussed  below.
Although the Fund seeks to reduce risk by portfolio  diversification,  credit analysis,  and attention to trends in the economy,  industries  and financial  markets,  such efforts will not eliminate all risk.  There can, of course, be no assurance that the Fund will achieve its investment objective.

         After  purchase by the Fund, a debt  security may cease to be rated or its rating may be reduced below the minimum  required  for  purchase  by the Fund.  Neither  event will  require a sale of such  security  by the Fund.
However,  the  Sub-advisor  will consider such event in its  determination  of whether the Fund should  continue to hold the  security.  To the extent  that the  ratings  given by Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the Fund will attempt to use  comparable  ratings as standards  for investments in accordance with the investment policies contained in the Company's Prospectus.

         Junk bonds are regarded as predominantly  speculative with respect to the issuer's  continuing  ability to meet principal and interest  payments.  Because  investment in low and lower-medium  quality bonds involves greater investment  risk, to the extent the Fund invests in such bonds,  achievement  of its  investment  objective will be more  dependent on the  Sub-advisor's  credit  analysis  than would be the case if the Fund was investing in higher quality bonds.  For a discussion of the special risks involved in low-rated  bonds,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Writing  Covered  Call  Options.  The Fund may write  (sell)  American or European  style  "covered"  call options  and  purchase  options to close out  options  previously  written by the Fund.  In  writing  covered  call options,  the Fund  expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security  or currency  involved  in the option.  Covered call options will generally be written on securities or currencies  which, in the  Sub-advisor's  opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term,  are deemed to be attractive investments for the Fund.

         The Fund will  write  only  covered  call  options.  This  means  that the Fund will own the  security  or currency  subject to the option or an option to  purchase  the same  underlying  security  or  currency,  having an exercise  price equal to or less than the exercise  price of the "covered"  option,  or will establish and maintain with its  custodian  for the term of the option,  an account  consisting  of cash or other liquid  assets  having a value equal to the fluctuating market value of the optioned securities or currencies.

         Fund  securities or currencies on which call options may be written will be purchased  solely on the basis of  investment  considerations  consistent  with the Fund's  investment  objective.  The  writing  of covered  call options is a  conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of naked or  uncovered  options,  which the Fund will not do),  but capable of  enhancing  the Fund's total return.  When writing a covered call  option,  a fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security or currency  above the exercise  price,  but  conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  the Fund has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation as a writer.  If a call option which the Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is exercised,  the Fund will realize a gain or loss from the sale of the  underlying  security  or  currency.  The Fund does not  consider a security  or currency covered  by a call to be  "pledged"  as that  term is used in the  Fund's  policy  which  limits  the  pledging  or mortgaging of its assets.

         Call options  written by the Fund will  normally have  expiration  dates of less than nine months from the date  written.  The exercise  price of the options may be below,  equal to, or above the current  market  values of the  underlying  securities  or  currencies  at the time the options are written.  From time to time,  the Fund may purchase an  underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than  delivering  such security or currency from its  portfolio.  In such cases,  additional costs may be incurred.

         The premium  received is the market  value of an option.  The premium the Fund will receive from writing a call option will reflect,  among other things,  the current  market price of the  underlying  security or currency, the  relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying security  or  currency,  and the length of the option  period.  Once the  decision  to write a call option has been made, the Sub-advisor,  in determining  whether a particular call option should be written on a particular security or  currency,  will  consider  the  reasonableness  of the  anticipated  premium and the  likelihood  that a liquid secondary  market will exist for those options.  The premium  received by the Fund for writing covered call options will be recorded  as a liability  of the Fund.  This  liability  will be  adjusted  daily to the  option's  current market  value,  which will be the latest  sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option  will be  terminated  upon  expiration  of the option,  the  purchase  of an  identical  option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The  Fund  will  realize  a  profit  or  loss  from a  closing  purchase  transaction  if the  cost of the transaction  is less or more than the premium  received  from the writing of the option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security or currency,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         The Fund  will not  write a covered  call  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities  or  currencies  covering  call or put options  exceeds 25% of the market value of the Fund's total assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets  covering  written calls and puts,  the value of  purchased  calls and puts on  identical  securities  or  currencies  with  identical maturity dates.

         Writing  Covered  Put  Options.  The Fund may write  American or  European  style  covered put options and purchase options to close out options previously written by the Fund.

         The Fund would write put options only on a covered  basis,  which means that the Fund would  maintain in a segregated  account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise  price or the Fund will own an option to sell the  underlying  security or currency  subject to the option having an exercise price equal to or greater than the exercise  price of the "covered"  option at all times  while the put option is  outstanding.  (The  rules of a clearing  corporation  currently  require  that such assets be deposited in escrow to secure  payment of the exercise  price.) The Fund would  generally  write  covered put options in circumstances  where the Sub-advisor wishes to purchase the underlying  security or currency for the
Fund at a price lower than the current  market  price of the  security  or  currency.  In such event the Fund would write a put option at an exercise price which,  reduced by the premium  received on the option,  reflects the lower price it is  willing  to pay.  Since  the Fund  would  also  receive  interest  on debt  securities  or  currencies maintained  to cover the exercise  price of the option,  this  technique  could be used to enhance  current  return during  periods  of  market  uncertainty.  The risk in such a  transaction  would be that the  market  price of the underlying  security  or currency  would  decline  below the  exercise  price less the  premiums  received.  Such a decline could be  substantial  and result in a  significant  loss to the Fund.  In addition,  the Fund,  because it does not own the specific  securities  or  currencies  which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Fund  will not  write a  covered  put  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities  or  currencies  covering put or call  options  exceeds 25% of the market value of the Fund's total assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets  covering  written puts and calls,  the value of  purchased  puts and calls on  identical  securities  or  currencies  with  identical maturity dates.

         Purchasing Put Options.  The Fund may purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or  currency at the  exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such options,  exercise  them or permit them to expire.  The
Fund may purchase put options for  defensive  purposes in order to protect  against an  anticipated  decline in the value of its  securities  or  currencies.  An example  of such use of put  options  is  provided  in this SAI under
"Certain Risk Factors and Investment Methods."

         The  premium  paid by the Fund when  purchasing  a put option  will be  recorded  as an asset of the Fund.
This asset will be adjusted  daily to the option's  current  market  value,  which will be the latest sale price at the time at which the net asset value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale,  the latest bid price.  This asset will be terminated  upon  expiration of the option, the  selling  (writing)  of an  identical  option in a  closing  transaction,  or the  delivery  of the  underlying security or currency upon the exercise of the option.

         Purchasing  Call Options.  The Fund may purchase  American or European  style call options.  As the holder of a call option,  the Fund has the right to purchase the underlying  security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.
The Fund may purchase call options for the purpose of increasing  its current  return or avoiding tax  consequences which  could  reduce  its  current  return.  The  Fund may also  purchase  call  options  in order to  acquire  the underlying  securities  or  currencies.  Examples  of such  uses of call  options  are  provided  in this SAI under
"Certain Risk Factors and Investment Methods."

         The Fund may also  purchase  call  options on  underlying  securities  or  currencies  it owns in order to protect  unrealized  gains on call options  previously  written by it. A call option  would be  purchased  for this purpose  where  tax  considerations  make  it  inadvisable  to  realize  such  gains  through  a  closing  purchase transaction.  Call options may also be purchased at times to avoid realizing losses.

         Dealer  (Over-the-Counter)  Options.  The  Fund may  engage  in  transactions  involving  dealer  options.
Certain  risks are  specific to dealer  options.  While the Fund would look to a clearing  corporation  to exercise exchange-traded  options,  if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss  of the  premium  paid  by the  Fund  as well as  loss  of the  expected  benefit  of the  transaction.  For a discussion of dealer options, see this SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts:

                  Transactions  in Futures.  The Fund may enter into  futures  contracts,  including  stock  index, interest  rate and currency  futures  ("futures" or "futures  contracts").  The Fund may also enter into futures on commodities  related to the types of companies in which it invests,  such as oil and gold  futures.  Otherwise  the nature of such  futures and the  regulatory  limitations  and risks to which they are subject are the same as those described below.

                  Stock index  futures  contracts  may be used to attempt to hedge a portion of the Fund, as a cash management  tool,  or as an  efficient  way for the  Sub-advisor  to  implement  either an  increase or decrease in portfolio  market  exposure in  response  to changing  market  conditions.  The Fund may  purchase or sell  futures contracts  with  respect  to any stock  index.  Nevertheless,  to hedge the Fund  successfully,  the Fund must sell futures  contacts with respect to indices or subindices  whose movements will have a significant  correlation  with movements in the prices of the Fund's securities.

                  Interest rate or currency  futures  contracts may be used to attempt to hedge against  changes in prevailing  levels  of  interest  rates or  currency  exchange  rates in order to  establish  more  definitely  the effective  return on  securities or  currencies  held or intended to be acquired by the Fund.  In this regard,  the
Fund could sell  interest  rate or  currency  futures as an offset  against  the effect of  expected  increases  in interest  rates or currency  exchange  rates and purchase such futures as an offset  against the effect of expected declines in interest rates or currency exchange rates.

                  The Fund will enter  into  futures  contracts  which are traded on  national  or foreign  futures exchanges,  and are standardized as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading in the United  States are  regulated  under the  Commodity  Exchange Act by the CFTC.  Although  techniques other than the sale and purchase of futures  contracts  could be used for the  above-referenced  purposes,  futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

                  Regulatory  Limitations.  The Fund will engage in futures  contracts and options thereon only for bona fide hedging,  yield  enhancement,  and risk  management  purposes,  in each case in accordance with rules and regulations of the CFTC.

                  The Fund may not  purchase or sell  futures  contracts  or related  options  if, with  respect to positions  which do not  qualify as bona fide  hedging  under  applicable  CFTC  rules,  the sum of the  amounts of initial  margin  deposits and premiums paid on those  positions  would exceed 5% of the net asset value of the Fund after taking into account  unrealized  profits and  unrealized  losses on any such  contracts it has entered  into;
provided,  however,  that in the case of an option that is in-the-money at the time of purchase,  the  in-the-money amount  may be  excluded  in  calculating  the 5%  limitation.  For  purposes  of this  policy  options  on futures contracts and foreign  currency  options  traded on a commodities  exchange will be considered  "related  options."
This policy may be modified by the  Directors  of the  Company  without a  shareholder  vote and does not limit the percentage of the Fund's assets at risk to 5%.

                  In instances  involving  the purchase of futures  contracts or the writing of call or put options thereon by the Fund,  an amount of cash or other liquid  assets equal to the market value of the futures  contracts and options thereon (less any related margin  deposits),  will be identified by the Fund to cover the position,  or alternative  cover (such as owning an offsetting  position)  will be employed.  Assets used as cover cannot be sold while the position in the  corresponding  option or future is open,  unless they are replaced with similar  assets.
As a result,  the commitment of a large portion of the Fund's assets as cover could impede portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may invest.  As an alternative to writing or purchasing  call and put options on stock index futures,  the
Fund may write or purchase  call and put  options on  financial  indices.  Such  options  would be used in a manner similar  to the use of  options  on  futures  contracts.  From time to time,  a single  order to  purchase  or sell futures  contracts  (or options  thereon) may be made on behalf of the Fund and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe  Price-Fleming  International,  Inc. Such  aggregated  orders would be allocated among the Fund and such other portfolios  managed by the Sub-advisor in a fair and  non-discriminatory manner.  See  this SAI and  Company's  Prospectus  under  "Certain  Risk  Factors  and  Investment  Methods"  for a
description of certain risks in options and future contracts.

         Additional  Futures and  Options  Contracts.  Although  the Fund has no current  intention  of engaging in futures or options  transactions  other than those  described  above,  it reserves the right to do so. Such futures and options  trading  might  involve  risks which differ from those  involved in the futures and options  described above.

         Foreign  Futures and  Options.  The Fund is  permitted  to invest in foreign  futures and  options.  For a description  of foreign  futures and options and certain risks  involved  therein as well as certain risks involved in foreign  investing,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Foreign  Securities.  The Fund may  invest  in U.S.  dollar-denominated  and  non-U.S.  dollar-denominated securities  of  foreign  issuers.  There  are  special  risks in  foreign  investing.  Certain  of these  risks are inherent  in any  international  mutual  fund while  others  relate  more to the  countries  in which the Fund will invest.  Many of the risks are more  pronounced for investments in developing or emerging  countries,  such as many of the  countries  of  Southeast  Asia,  Latin  America,  Eastern  Europe and the Middle  East.  For an  additional discussion  of  certain  risks  involved  in  investing  in  foreign  securities,  see this  SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency  Transactions.  A forward foreign currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted  directly between currency traders (usually large,  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

         The Fund may enter into forward  contracts for a variety of purposes in connection  with the management of the foreign  securities  portion of its  portfolio.  The Fund's use of such  contracts  would  include,  but not be limited to, the  following:  First,  when the Fund enters  into a contract  for the  purchase or sale of a security denominated  in a foreign  currency,  it may desire to "lock in" the U.S.  dollar  price of the  security.  Second, when the Sub-advisor  believes that one currency may experience a substantial  movement  against another  currency, including the U.S.  dollar,  it may enter into a forward  contract to sell or buy the amount of the former  foreign currency,  approximating  the value of some or all of the Fund's  securities  denominated in such foreign currency.
Alternatively,  where appropriate,  the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy  currency  where such  currency or  currencies  act as an effective  proxy for other  currencies.  In such a case,  the Fund may enter into a forward  contract  where the  amount of the  foreign currency to be sold  exceeds  the value of the  securities  denominated  in such  currency.  The use of this basket hedging  technique may be more  efficient and  economical  than entering into separate  forward  contracts for each currency held in the Fund.  The precise  matching of the forward  contract  amounts and the value of the securities involved  will not  generally be possible  since the future value of such  securities  in foreign  currencies  will change as a  consequence  of  market  movements  in the  value of those  securities  between  the date the  forward contract is entered  into and the date it  matures.  The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the successful  execution of a short-term  hedging strategy is highly  uncertain.  Under normal  circumstances,  consideration  of the prospect for currency  parities will be incorporated  into the longer term  investment  decisions  made with  regard to overall  diversification  strategies.  However,  the  Sub-advisor believes  that it is important to have the  flexibility  to enter into such forward  contracts  when it  determines that the best interests of the Fund will be served.

         The Fund may enter into forward  contracts for any other  purpose  consistent  with the Fund's  investment objective and  policies.  However,  the Fund will not enter into a forward  contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign currency  required to be delivered  thereunder would exceed the Fund's holdings of liquid assets and currency  available for cover of the forward  contract(s).  In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

         At the maturity of a forward contract,  the Fund may sell the portfolio  security and make delivery of the foreign  currency,  or it may retain the  security  and either  extend the  maturity  of the forward  contract  (by
"rolling" that contract forward) or may initiate a new forward contract.

         If the Fund retains the portfolio security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as described  below) to the extent that there has been movement in forward  contract  prices.  If the Fund engages in an offsetting  transaction,  it may subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward  prices  decline  during the period  between the Fund's  entering into a forward contract  for the sale of a foreign  currency and the date it enters into an  offsetting  contract for the purchase of the  foreign  currency,  the Fund will  realize a gain to the extent the price of the  currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should  forward prices  increase,  the Fund will suffer a loss to the  extent of the  price of the  currency  it has  agreed to  purchase  exceeds  the price of the currency it has agreed to sell.

         The Fund's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the transactions  described  above.  However,  the Fund  reserves  the right to enter  into  forward  foreign  currency contracts for different  purposes and under different  circumstances.  Of course, the Fund is not required to enter into  forward  contracts  with  regard to its  foreign  currency-denominated  securities  and will not do so unless deemed  appropriate by the  Sub-advisor.  It also should be realized that this method of hedging  against a decline in the value of a currency does not eliminate  fluctuations in the underlying  prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings  of  foreign  currencies  into  U.S.  dollars  on a daily  basis.  It will do so from  time to  time,  and investors  should be aware of the costs of currency  conversion.  Although foreign exchange dealers do not charge a fee for  conversion,  they do realize a profit based on the difference  (the "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser  rate of  exchange  should the Fund  desire to resell  that  currency to the dealer.  For a discussion of certain risk factors involved in foreign currency  transactions,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward  Foreign  Exchange  Contracts.  The Fund
may enter into certain option,  futures,  and forward foreign exchange contracts,  including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions  which are  considered  Section 1256  contracts will be considered to have been closed at the end of the Fund's  fiscal  year and any gains or losses will be  recognized  for tax  purposes  at that time.  Such gains or losses from the normal closing or settlement of such  transactions  will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term  capital gain or loss  regardless of the holding period of the instrument (or, in the case of foreign exchange  contracts,  entirely as entirely as ordinary income or loss).  The Fund will be required to  distribute  net gains on such  transactions  to  shareholders  even though it may not have closed the transaction and received cash to pay such distributions.

         Options,  futures and forward foreign  exchange  contracts,  including  options and futures on currencies, which offset a foreign dollar  denominated bond or currency position may be considered  straddles for tax purposes, in which case a loss on any  position in a straddle  will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed  not to begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money  qualified  covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal  income tax  treatment as a regulated  investment company,  at least 90% of its gross  income  for a taxable  year must be  derived  from  qualifying  income,  i.e., dividends,  interest,  income  derived  from  loans  of  securities,  and  gains  from the  sale of  securities  or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward  contracts may be deemed a "constructive  sale" of offsetting  securities,  which could result in a taxable gain from the sale being  distributed  to  shareholders.  The Fund would be  required to  distribute  any such gain even though it would not receive  proceeds  from the sale at the time the  option,  futures or forward  position is entered into.

         Hybrid  Instruments.  Hybrid  Instruments  have  been  developed  and  combine  the  elements  of  futures contracts,  options  or  other  financial  instruments  with  those  of  debt,  preferred  equity  or a  depository instrument (hereinafter "Hybrid Instruments).  Hybrid Instruments may take a variety of forms,  including,  but not limited to, debt  instruments  with interest or principal  payments or redemption  terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities  with the  conversion  terms related to a particular  commodity.  For a discussion of certain risks involved in investing in hybrid  instruments see this SAI under "Certain Risk Factors and Investment Methods."

>

         Reverse  Repurchase  Agreements.  Although the Fund has no current intention,  in the foreseeable  future, of  engaging  in  reverse  repurchase  agreements,  the  Fund  reserves  the  right  to do so.  Reverse  repurchase agreements  are  ordinary  repurchase  agreements  in which a fund is the seller of,  rather than the  investor in, securities,  and  agrees  to  repurchase  them at an  agreed  upon  time and  price.  Use of a  reverse  repurchase agreement may be preferable to a regular sale and later  repurchase  of the  securities  because it avoids  certain market risks and  transaction  costs.  A reverse  repurchase  agreement may be viewed as a type of borrowing by the
Fund.

         Short Sales.  The Fund may,  from time to time,  make short sales of  securities  it owns or has the right to acquire  through  conversion  or exchange of other  securities  it owns (short sales  "against  the box").  In a short sale, the Fund does not  immediately  deliver the securities  sold or receive the proceeds from the sale. The
Fund may make a short sale against the box in order to hedge  against  market risks when it believes that the price of a security may decline,  affecting  the Fund directly if it owns that security or causing a decline in the value of a security owned by the Fund that is convertible into the security sold short.

         To secure its  obligations to deliver the securities sold short,  the Fund will segregate  assets with its custodian  in an amount at least  equal to the value of the  securities  sold short or the  securities  convertible into, or  exchangeable  for, the  securities.  The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short,  rather than by delivering  securities  already held by the Fund, because the Fund may want to continue to receive  interest and dividend  payments on securities  in its portfolio  that are convertible into the securities sold short.

         Warrants.  The Fund may acquire  warrants.  For a discussion of certain risks involved  therein,  see this
SAI under "Certain Risk Factor and Investment Methods."

         Investment in Small,  Unseasoned  Companies.  The Fund may invest in small, less well-known companies that have operated for less than three years  (including  predecessors).  The  securities  of such  companies may have a limited trading  market,  which may adversely  affect their  disposition and can result in their being priced lower than might  otherwise be the case.  If other  investment  companies  and investors who invest in such issuers trade the same  securities  when the Fund  attempts to dispose of its  holdings,  the Fund may receive  lower prices than might otherwise be obtained.

         Corporate  Reorganizations.  In general,  securities of companies engaged in  reorganization  transactions sell at a premium to their  historic  market price  immediately  prior to the  announcement  of the tender offer or reorganization  proposal.  However,  the  increased  market price of such  securities  may also  discount  what the stated or appraised value of the security would be if the  contemplated  transaction  were approved or consummated.
Such  investments  may be advantageous  when the discount  significantly  overstates the risk of the  contingencies involved,  significantly  undervalues the  securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the possibility that the offer or proposal  may be  replaced  or  superseded  by an offer or  proposal  of  greater  value.  The  evaluation  of such contingencies  requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise  not only the  value of the  issuer  and its  component  businesses  and the  assets or  securities  to be received as a result of the contemplated  transaction,  but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

         In making  such  investments,  the Fund  will be  subject  to its  diversification  and  other  investment restrictions,  including the requirement  that,  except with respect to 25% of its assets,  not more than 5% of its
assets  may  be  invested  in  the  securities  of  any  issuer  (see  this  SAI  under   "Fundamental   Investment
Restrictions").  Because  such  investments  are  ordinarily  short term in nature,  they will tend to increase the
Fund's portfolio turnover rate, thereby  increasing its brokerage and other transaction  expenses.  The Sub-advisor intends to select  investments  of the type  described  that,  in its view,  have a reasonable  prospect of capital growth  that is  significant  in  relation to both the risk  involved  and the  potential  of  available  alternate investments.

         Lending of Fund Securities.  Securities  loans are made to  broker-dealers  or institutional  investors or other  persons,  pursuant to agreements  requiring  that the loans be  continuously  secured by collateral at least equal at all  times to the  value of the  securities  lent,  marked to  market  on a daily  basis.  The  collateral received will consist of cash or U.S.  government  securities.  While the  securities are being lent, the Fund will continue to receive the  equivalent of the interest or dividends paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the borrower.  The Fund has a right to call each loan and obtain the  securities on three  business  days' notice or, in connection  with  securities  trading on foreign markets,  within such longer period of time which  coincides  with the normal  settlement  period for purchases and sales of such securities in such foreign  markets.  The Fund will not have the right to vote securities  while they are being lent,  but it will call a loan in  anticipation  of any important  vote.  The risks in lending  portfolio securities,  as with other  extensions  of  secured  credit,  consist of  possible  delay in  receiving  additional collateral or in the recovery of the  securities or possible loss of rights in the  collateral  should the borrower fail  financially.  Loans will only be made to firms deemed to be of good  standing and will not be made unless the consideration to be earned from such loans would justify the risk.

         When-Issued  Securities  and  Forward  Commitment  Contracts.  The  Fund  may  purchase  securities  on  a
"when-issued" or delayed delivery basis and may purchase  securities on a forward  commitment  basis. Any or all of the Fund's  investments  in debt  securities  may be in the form of  when-issueds  and forwards.  The price of such securities,  which may be expressed in yield terms,  is fixed at the time the  commitment to purchase is made,  but delivery  and payment  take place at a later  date.  Normally,  the  settlement  date occurs  within 90 days of the purchase for  when-issueds,  but may be  substantially  longer for  forwards.  The Fund will cover its  commitments with respect to these  securities by  maintaining  cash and/or other liquid assets with its custodian bank equal in value to these  commitments  during the time between the purchase and the settlement.  Such  segregated  securities either  will  mature  or, if  necessary,  be sold on or before  the  settlement  date.  For a  discussion  of these securities and the risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         Money  Market  Securities.  The Fund  will hold a  certain  portion  of its  assets  in U.S.  and  foreign dollar-denominated  money market  securities,  including  repurchase  agreements,  rated in the two highest  rating categories, maturing in one year or less.

         Investment  Opportunities  and Related  Limitations.  Affiliates of the  Sub-advisor  may, in the ordinary course  of  their  business,  acquire  for  their  own  account  or for the  accounts  of their  advisory  clients, significant  (and possibly  controlling)  positions in the  securities  of companies  that may also be suitable for investment  by the Fund.  The  securities  in which the Fund might  invest may  thereby be limited to some  extent.
For instance,  many  companies in the past several years have adopted  so-called  "poison pill" or other  defensive measures  designed to discourage or prevent the  completion  of  non-negotiated  offers for control of the company.
Such  defensive  measures  may have the effect of  limiting  the shares of the  company  that  might  otherwise  be acquired  by the  Fund  if the  affiliates  of the  Sub-advisor  or  their  advisory  accounts  have or  acquire  a significant  position  in the same  securities.  However,  the  Sub-advisor  does not believe  that the  investment activities  of its  affiliates  will have a  material  adverse  effect  upon the Fund in  seeking  to  achieve  its investment  objectives.  In addition,  orders for the Fund generally are accorded priority of execution over orders entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The Fund may invest in the  securities of companies  that are investment  management  clients of the  Sub-advisor's affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Gabelli  Small-Cap Value Fund.  These  limitations are not  "fundamental"  restrictions  and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Effective  July 31, 2002,  change its policy to invest at least 80% of the value of its assets in small capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       Purchase additional securities when money borrowed exceeds 5% of its total assets;

         3.       Invest in companies for the purpose of exercising management or control;

         4.       Purchase a futures  contract or an option  thereon if, with  respect to  positions  in futures or options on futures which do not  represent  bona fide hedging,  the aggregate  initial  margin and premiums on such options would exceed 5% of the Fund's net asset value;

         5.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such  securities.  Securities  eligible  for  resale  under Rule 144A of the 1933 Act may be subject to this 15%
limitation;

         6.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the  Investment  Company  Act of 1940 or the  conditions  of any  order of  exemption  from the SEC  regarding  the purchase of securities of money market funds managed by the Sub-advisor or its affiliates;

         7.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         8.       Mortgage,  pledge,  hypothecate  or, in any manner,  transfer any  security  owned by the Fund as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such mortgaging,  pledging or  hypothecating  may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

         9.       Invest in puts,  calls,  straddles,  spreads,  or any combination  thereof,  except to the extent permitted by the Company's Prospectus and this SAI;

         10.      Sell securities  short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

         11.      Invest in warrants if, as a result  thereof,  more than 10% of the value of the net assets of the
Fund would be invested in warrants,  except that this restriction  does not apply to warrants  acquired as a result of the purchase of another  security.  For purposes of these  percentage  limitations,  the warrants will be valued at the lower of cost or market.

ASAF Goldman Sachs Mid-Cap Growth Fund:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Janus Mid-Cap Growth Fund) is to seek long-term growth of capital.

Investment Policies:

         Foreign  Securities.  The Fund may invest up to 25% of its net assets in  foreign  securities  denominated in foreign  currencies  and not publicly  traded in the United States.  Investing in securities of foreign  issuers generally  involves  risks not  ordinarily  associated  with  investing in  securities of domestic  issuers.  For a discussion of the risks involved in foreign  securities,  see this SAI and the Company's  Prospectus under "Certain
Risk Factors and Investment Methods."

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are described in the Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods."
Holders of unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary  of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through voting rights.  The Fund may also invest in European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs")
and in other similar instruments representing securities of foreign companies.

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money market funds managed by the Sub-advisor in excess of the  limitations of Section  12(d)(1) under the terms of an SEC  exemptive  order  obtained  by the  Sub-advisor  and the  funds  that are  advised  or  sub-advised  by the
Sub-advisor.

         Municipal  Obligations.  The Fund may invest in municipal  obligations  issued by states,  territories and possessions  of the  United  States  and the  District  of  Columbia.  The value of  municipal  obligations  can be affected by changes in their actual or perceived  credit quality.  The credit quality of municipal  obligations can be  affected by among  other  things the  financial  condition  of the issuer or  guarantor,  the  issuer's  future borrowing plans and sources of revenue,  the economic  feasibility of the revenue bond project or general borrowing purpose,  political or economic  developments in the region where the security is issued,  and the liquidity of the security.  Because  municipal  securities  are  generally  traded  over-the-counter,  the liquidity of a particular issue  often  depends on the  willingness  of  dealers  to make a market in the  security.  The  liquidity  of some municipal  obligations may be enhanced by demand  features,  which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

         Income-Producing  Securities.  Types of  income-producing  securities that the Fund may purchase  include, but are not limited to, (i) variable and floating rate  obligations,  which are  securities  having  interest rates that are adjusted  periodically  according to a specified  formula,  usually with  reference to some  interest rate index or market  interest  rate,  and (ii) tender  option  bonds,  which are  relatively  long-term  bonds that are coupled  with the  agreement  of a third  party  (such as a broker,  dealer or bank) to grant the  holders  of such securities the option to tender the  securities to the  institution  at periodic  intervals.  Variable and floating rate  obligations  often carry demand features  permitting the holder to demand payment of principal at any time or at specified  intervals  prior to maturity.  The Fund may also acquire standby  commitments,  which are instruments similar to puts that give the holder the option to obligate a broker,  dealer or bank to  repurchase  a security at a specified  price.  The Fund will purchase  standby  commitments,  tender option bonds and instruments with demand features  primarily  for the purpose of  increasing  the  liquidity of its  portfolio.  The Fund may also invest in inverse  floaters,  which are debt  instruments  the  interest on which  varies in an inverse  relationship  to the interest rate on another  security.  If movements in interest  rates are  incorrectly  anticipated,  the Fund could lose money or its net asset  value  could  decline by the use of inverse  floaters.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund may also  invest in strip  bonds,  which are debt  securities that are stripped of their interest  (usually by a financial  intermediary)  after the  securities are issued.  The market  value of these  securities  generally  fluctuates  more in  response  to  changes  in  interest  rates than interest-paying securities of comparable maturity.

         Zero Coupon,  Step Coupon and  Pay-In-Kind  Securities.  The Fund may invest in zero  coupon,  pay-in-kind and step  coupon  securities.  Zero  coupon  bonds  are  described  in this SAI under  "Certain  Risk  Factors  and
Investment  Methods."  Step coupon  bonds trade at a discount  from their face value and pay coupon  interest.  The coupon rate is low for an initial period and then increases to a higher coupon rate  thereafter.  The discount from the face amount or par value depends on the time remaining  until cash payments begin,  prevailing  interest rates, liquidity of the security and the  perceived  credit  quality of the issuer.  Pay-in-kind  bonds  normally give the issuer an option to pay cash at a coupon  payment  date or give the holder of the  security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

         Generally,  the market prices of zero coupon,  step coupon and  pay-in-kind  securities  are more volatile than the prices of securities  that pay interest  periodically  and in cash and are likely to respond to changes in interest  rates to a greater  degree than other  types of debt  securities  having  similar  maturities  and credit quality.  Additionally,  the Fund may have to sell  portfolio  holdings  so that it is able to  distribute  cash in order to satisfy current federal tax law requirements to distribute income accrued,  but not actually received,  on zero coupon,  step coupon and pay-in-kind  securities.  This may cause the Fund to incur capital gains or losses on such sales,  as well as reduce the assets to which Fund  expenses  could be allocated and reduce the rate of return for the Fund.  For  additional  discussion of potential tax  consequences  of investing in zero coupon  securities, see this SAI under "Additional Tax Considerations."

         High-Yield/High-Risk  Securities.  The Fund may invest in bonds  that are rated  below  investment  grade.
The Fund may also invest in unrated  debt  securities  of foreign and domestic  issuers.  Unrated  debt,  while not necessarily  of lower  quality  than  rated  securities,  may not have as broad a market.  Because  of the size and perceived demand of the issue, among other factors,  certain  municipalities may not incur the costs of obtaining a rating. The Sub-advisor will analyze the  creditworthiness  of the issuer, as well as any financial  institution or other party  responsible  for  payments on the  security,  in  determining  whether to purchase  unrated  municipal bonds.  Unrated bonds will be included in those bonds rated below  investment  grade unless the  Sub-advisor  deems such securities to be the equivalent of investment  grade  securities.  For a description of these securities and a discussion of the risks involved  therein,  see this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment Methods."

         The Fund may purchase  defaulted  securities  subject to the above limits,  but only when the  Sub-advisor believes,  based upon its analysis of the financial  condition,  results of operations  and economic  outlook of an issuer,  that there is  potential  for  resumption  of income  payments  and that the  securities  offer an unusual opportunity for capital  appreciation.  Notwithstanding  the  Sub-advisor's  belief as to the resumption of income, however,  the  purchase of any security on which  payment of interest or  dividends  is  suspended  involves a high degree of risk.  Such risk includes, among other things, the following:

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                  Financial  and  Market  Risks.  Investments  in  securities  that are in  default  involve a high degree of financial and market risks that can result in  substantial  or, at times,  even total losses.  Issuers of defaulted  securities may have  substantial  capital needs and may become involved in bankruptcy or  reorganization proceedings.  Among the problems  involved in  investments  in such issuers is the fact that it may be difficult to obtain  information  about their  condition.  The market  prices of  securities of such issuers also are subject to abrupt and erratic  movements and above average price  volatility,  and the spread between the bid and asked prices of such securities may be greater than normally expected.

                  Disposition of Portfolio  Securities.  Although the Fund  generally will purchase  securities for which the Sub-advisor expects an active market to be maintained,  defaulted  securities may be less actively traded than other  securities and it may be difficult to dispose of substantial  holdings of such securities at prevailing market  prices.  The Fund will limit  holdings of any such  securities  to amounts  that the  Sub-advisor  believes could be readily  sold,  and holdings of such  securities  would,  in any event,  be limited so as not to limit the
Portfolio's ability to readily dispose of securities to meet redemptions.

                  Other.  Defaulted securities require active monitoring and may, at times,  require  participation in bankruptcy or receivership proceedings on behalf of the Fund.

         Reverse  Repurchase  Agreements.  The  Fund may use  reverse  repurchase  agreements  to  provide  cash to satisfy unusually heavy redemption  requests or for other temporary or emergency  purposes without the necessity of selling  portfolio  securities,  or to earn additional  income on portfolio  securities,  such as Treasury bills or notes.  The Fund will enter into  reverse  repurchase  agreements  only with  parties  that the  Sub-advisor  deems creditworthy.  Using reverse  repurchase  agreements to earn additional  income involves the risk that the interest earned on the invested  proceeds is less than the expense of the reverse  repurchase  agreement  transaction.  This technique  may also have a  leveraging  effect on the Fund,  although  the  requirement  for the Fund to  segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

         For an  additional  discussion  of  reverse  repurchase  agreements  and their  risks,  see the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Futures,  Options  and  Forward  Contracts.  The Fund may enter  into  futures  contracts  on  securities, financial indices,  and foreign currencies and options on such contracts,  and may invest in options on securities, financial  indices,  and  foreign  currencies,  and  forward  contracts.  The Fund will not enter into any  futures contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under  outstanding futures contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total assets.  The Fund may invest in forward  currency  contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write  options that are traded on United States and foreign  securities  exchanges and over-the-counter  on the types of securities,  and on indices based on the types of  securities,  in which the Fund is permitted to invest directly.  The Fund will effect  over-the-counter  options transactions only with investment dealers  and other  financial  institutions  (such as  commercial  banks or savings and loan  institutions)  deemed
creditworthy  by  the  Sub-advisor   pursuant  to  procedures   adopted  by  the  Sub-advisor  for  monitoring  the
creditworthiness  of  those  entities.  To the  extent  that  an  option  purchased  or  written  by the  Fund in a negotiated  transaction  is illiquid,  the value of the option  purchased  or the amount of the Fund's  obligations under an  option  it has  written,  as the case may be,  will be  subject  to the  Fund's  limitation  on  illiquid investments.  In the case of  illiquid  options,  it may not be  possible  for the  Fund to  effect  an  offsetting transaction  when the  Sub-advisor  believes it would be  advantageous  for the Fund to do so. For a description of these  strategies  and  instruments  and certain of their risks,  see this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Eurodollar   Instruments.   The  Fund  may  make   investments  in  Eurodollar   instruments.   Eurodollar
instruments  are U.S.  dollar-denominated  futures  contracts  or  options  thereon  that are  linked to the London
Interbank  Offered Rate ("LIBOR"),  although  foreign  currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related  Products.  The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or liability-based  basis,  depending upon whether it is hedging its assets or its liabilities,  and will usually  enter into  interest  rate swaps on a net basis (i.e.,  the two payment  streams are netted out, with the Fund  receiving  or paying,  as the case may be,  only the net amount of the two  payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its entitlement  with respect to each interest rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate net asset value at least equal to the accrued  excess will be maintained in a segregated  account by the Fund's  custodian.  If the
Fund enters into an interest  rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with  respect to the swap.  The Fund will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party  thereto is rated in one of the three highest  rating  categories of at least one NRSRO at the time of entering into such transaction.  The Sub-advisor will monitor the  creditworthiness  of all counterparties on an ongoing  basis.  If there is a default by the other  party to such a  transaction,  the Fund will have  contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been developed and,  accordingly,  are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate cash or other liquid assets  having an  aggregate  net asset value at least equal to the full amount,  accrued on a daily basis,  of its obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund would risk the loss of the payments that it  contractually  is entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors without  limitation,  subject to the segregation requirement described above.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Goldman Sachs Mid-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions, and may be changed by the Directors without shareholder approval.

         1.       The Fund will not  change  its policy to invest at least 80% of the value of its assets in medium capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         3.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         4.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse  repurchase  agreements,  margin and other deposits in connection with  transactions  in futures,  options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

         5.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors,  or the Fund's Sub-advisor acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the Securities
Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2) commercial paper and municipal lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         6.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF Neuberger Berman Mid-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the Fund may lend portfolio  securities with a value not exceeding  33-1/3% of its total assets to banks,  brokerage firms, or institutional  investors judged  creditworthy by the Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Fund by  depositing  collateral,  which  will be  marked  to  market  daily,  in a form  determined  to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to  market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight because,  if a borrower were to default for any reason, the collateral should satisfy the obligation.  However,  as with other extensions of secured credit,  loans of portfolio  securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Fund sells portfolio  securities subject to its agreement to repurchase  the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Fund's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the counterparty to a reverse repurchase  agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call  Options.  The Fund may write  covered call options on  securities  it owns.  Generally,  the purpose of writing those options is to reduce the effect of price  fluctuations  of securities  held by the Fund on the Fund's net asset value.  Securities  on which call options may be written by the Fund are  purchased  solely on the basis of investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call  option,  it is  obligated  to sell a security  to a purchaser  at a specified price at any time until a certain  date if the  purchaser  decides to  exercise  the  option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on  securities it owns. So long as the  obligation  of the writer of the call option  continues,  the writer may be  assigned  an exercise  notice, requiring it to deliver the underlying  security  against payment of the exercise price.  The Fund may be obligated to deliver  securities  underlying a call option at less than the market  price  thereby  giving up any  additional gain on the security.

         When the Fund  purchases a call  option,  it pays a premium for the right to purchase a security  from the writer at a specified  price until a specified  date.  A call  option  would be  purchased  by the Fund to offset a previously written call option.

         The  writing  of  covered  call  options  is a  conservative  investment  technique  believed  to  involve relatively  little risk (in contrast to the writing of "naked" or uncovered  call options,  which the Fund will not
do),  but is capable of enhancing  the Fund's total  return.  When  writing a covered  call  option,  the Fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security above the exercise price, but conversely  retains the risk of loss should the price of the security  decline.  If a call  option  that the Fund has  written  expires  unexercised,  the Fund will  realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the underlying  security during the option  period.  If the call option is  exercised,  the Fund will  realize a gain or loss from the sale or purchase of the underlying security.

           The  exercise  price of an option may be below,  equal to, or above the market  value of the  underlying security at the time the option is written.  Options  normally have expiration  dates between three and nine months from the date  written.  The  obligation  under any  option  terminates  upon  expiration  of the  option or, at an earlier time, when the writer offsets the option by entering into a "closing  purchase  transaction" to purchase an option of the same series.

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           Options are traded both on national  securities  exchanges and in the  over-the-counter  ("OTC") market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed; the clearing  organization in effect guarantees  completion of every  exchange-traded  option. In contrast,
OTC options are contracts between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or  purchases an OTC option,  it generally  will be able to "close out" the option prior to its expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness  of dealers with which the
Fund may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as  reported  in their  latest  financial  statements.  For an  additional  discussion  of OTC options and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

           The  premium  received  (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may reflect,  among other  things,  the current  market  price of the  underlying  security,  the  relationship  of the exercise price to the market price, the historical price volatility of the underlying  security,  the length of the option  period,  the  general  supply of and demand for credit,  and the general  interest  rate  environment.  The premium  received by the Fund for writing an option is recorded as a liability  on the Fund's  statement  of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Fund pays the brokerage  commissions  in connection  with  purchasing  or writing  options,  including those  used to  close  out  existing  positions.  These  brokerage  commissions  normally  are  higher  than  those applicable to purchases and sales of portfolio securities.

         From time to time,  the Fund may  purchase an  underlying  security  for  delivery in  accordance  with an exercise  notice of a call option  assigned to it,  rather than  delivering  the security  from its  portfolio.  In those cases, additional brokerage commissions are incurred.

         For an additional  discussion of options and their risks, see this SAI and the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign issuers (including  governments,  quasi-governments  and foreign banks) and foreign branches of U.S. banks, including  negotiable CDs and commercial  paper.  These  investments  are subject to the Fund's quality  standards.
While  investments in foreign  securities are intended to reduce risk by providing  further  diversification,  such investments  involve  sovereign  and other risks,  in addition to the credit and market risks  normally  associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities  that are  denominated  in or indexed to foreign  currencies,  including,  but not limited to (1) common and preferred  stocks,  (2)  convertible securities,  (3) warrants,  (4) CDs,  commercial paper,  fixed-time  deposits,  and bankers'  acceptances issued by foreign banks,  (5)  obligations  of other  corporations,  and (6)  obligations  of foreign  governments,  or their subdivisions,  agencies,  and  instrumentalities,  international  agencies,  and supranational  entities.  Risks of investing in foreign currency denominated  securities include (1) nationalization,  expropriation,  or confiscatory taxation,  (2) adverse changes in investment or exchange control  regulations  (which could prevent cash from being brought back to the U.S.), and (3) expropriation or  nationalization of foreign portfolio  companies.  Mail service between  the U.S.  and  foreign  countries  may be slower or less  reliable  than  within the United  States,  thus increasing  the risk of delayed  settlements  of  portfolio  transactions  or loss of  certificates  for  portfolio securities.  For an additional  discussion of the risks associated with foreign securities,  whether denominated in
U.S.  dollars or foreign  currencies,  see this SAI and the Company's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

         Prices of foreign  securities  and exchange  rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest rates in other  countries are often affected by local factors, including  the  strength of the local  economy,  the demand for  borrowing,  the  government's  fiscal and monetary policies,  and the  international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or unfavorably  from the U.S.  economy  in such  respects  as  gross  national  product,  rate of  inflation,  capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain  markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct  such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is  uninvested  and no return is earned  thereon.  The  inability  of the Fund to make intended  security  purchases due to settlement  problems could cause the Fund to miss  attractive  investment opportunities.  Inability to dispose of portfolio  securities  due to  settlement  problems  could result either in losses to the Fund due to  subsequent  declines in value of the portfolio  securities,  or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Fund may invest in foreign  corporate  bonds and debentures and sovereign debt  instruments  issued or guaranteed by foreign  governments,  their agencies or  instrumentalities.  Foreign debt  securities are subject to risks similar to those of other  foreign  securities,  as well as risks similar to those of other debt  securities, as discussed in this SAI and in the  Company's  Prospectus  under  "Investment  Programs of the Funds" and "Certain
Risk Factors and Investment Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not  purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency  exchange  transactions.  Foreign currency exchange  transactions  will be conducted either on a spot (i.e.,  cash) basis at the spot rate prevailing
                                                                     ----
in the foreign  currency  exchange market,  or through entering into forward  contracts to purchase or sell foreign currencies  ("forward  contracts").  The Fund may  enter  into  forward  contracts  in  order  to  protect  against uncertainty in the level of future foreign  currency  exchange rates.  The Fund may also use forward  contracts for non-hedging purposes.

         A forward  contract  involves an  obligation  to purchase  or sell a specific  currency at a future  date, which may be any fixed number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the  contract.  These  contracts  are traded in the  interbank  market conducted  directly  between traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.  Although  foreign exchange  dealers  do not  charge a fee for  conversion,  they do  realize a profit  based on the  difference  (the spread) between the price at which they are buying and selling various currencies.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward  contract for the purchase or sale, for a fixed amount of U.S.  dollars,  of the amount of foreign  currency  involved in the underlying  security  transactions,  the Fund will be able to  protect  itself  against a possible  loss.  When the
Sub-advisor  believes that the currency of a particular  foreign  country may suffer a substantial  decline against the U.S.  dollar,  it may also enter into a forward  contract  to sell the amount of foreign  currency  for a fixed amount of dollars which  approximates the value of some or all of a Fund's  securities  denominated in such foreign currency.

         The Fund may also engage in  cross-hedging  by using  forward  contracts in one currency to hedge  against fluctuations in the value of securities  denominated in a different  currency,  when the Sub-advisor  believes that there is a  pattern  of  correlation  between  the two  currencies.  The Fund may also  purchase  and sell  forward contracts for non-hedging  purposes when the Sub-advisor  anticipates  that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present  attractive  investment  opportunities  and are not held in the Fund's portfolio.

         When the Fund  engages  in  forward  contracts  for  hedging  purposes,  it will not  enter  into  forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the
Fund to deliver an amount of foreign  currency in excess of the value of its  portfolio  securities or other assets denominated in that currency.  At the  consummation of the forward  contract,  the Fund may either make delivery of the foreign  currency or terminate its  contractual  obligation  to deliver by  purchasing  an offsetting  contract obligating  it to  purchase  the same  amount of such  foreign  currency  at the same  maturity  date.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain such currency  through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

>

         The Fund is not required to enter into such  transactions and will not do so unless deemed  appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities  against a decline in the value of a  currency  does not  eliminate  fluctuations  in the  underlying  prices  of the  securities.  It simply establishes  a rate of  exchange  which can be achieved at some future  point in time.  The precise  projection  of short-term  currency  market  movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

         While the Fund may enter forward  contracts to reduce currency  exchange rate risks,  transactions in such contracts  involve  certain other risks.  Thus,  while the Fund may benefit from such  transactions,  unanticipated changes in currency  prices may result in a poorer overall  performance  for the Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect  correlation  between the Fund's  holdings of securities denominated in a particular  currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain  losses  which will prevent it from  achieving a complete  hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter  into a forward  contract  with a term of greater  than one year.  The
Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward  contracts for the sale or purchase of  currencies,  the Fund will either cover its position or  establish a  segregated  account.  The Fund will  consider  its  position  covered if it has securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no  additional  cost.  In  the  alternative,  the  Fund  will  place  cash,  fixed  income,  or  equity  securities
(denominated in the foreign currency subject to the forward  contract) in a separate  account.  The amounts in such separate  account will equal the value of the Fund's  assets which are  committed  to the  consummation  of foreign currency  exchange  contracts.  If the value of the securities  placed in the separate account  declines,  the Fund will place  additional  cash or  securities  in the account on a daily basis so that the value of the account  will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign  currency  exchange  contracts and their risks,  see this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The Fund may write and  purchase  covered call and put options on foreign currencies  in amounts not  exceeding 5% of its net assets for the purpose of  protecting  against  declines in the
U.S.  dollar value of portfolio  securities or increases in the U.S.  dollar cost of securities to be acquired,  or to protect the dollar  equivalent of dividend,  interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which portfolio  securities are denominated  will reduce the dollar value of such securities,  even if their value in the foreign currency  remains  constant.  In order to protect against such decreases in the value of portfolio  securities,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  declines,  the Fund will have the  right to sell such  currency  for a fixed  amount of dollars  which  exceeds the market value of such  currency.  This would result in a gain that may offset,  in whole or in part,  the negative  effect of currency  depreciation  on the value of the Fund's  securities  denominated in that currency.

         Conversely,  if the  dollar  value  of a  currency  in which  securities  to be  acquired  by the Fund are denominated  rises,  thereby  increasing  the cost of such  securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that currency  for a fixed  amount of dollars  which is less than the  market  value of that  currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any  currency-related  increase in the price of securities the Fund intends to acquire.

         As in the case of other  types of  options  transactions,  however,  the  benefit  the Fund  derives  from purchasing  foreign  currency options will be reduced by the amount of the premium and related  transaction  costs.
In addition,  if currency exchange rates do not move in the direction or to the extent anticipated,  the Fund could sustain  losses on  transactions  in foreign  currency  options  which would  deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Fund may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the
Sub-advisor  anticipates  a decline  in the dollar  value of foreign  currency  denominated  securities  because of declining  exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the  relevant currency.  If the  expected  decline  occurs,  the option will most likely not be  exercised,  and the  decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could  write a put option on the  relevant  currency,  instead of  purchasing  a call option,  to hedge against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange rates move in the manner  projected,  the put option most likely will not be  exercised,  and such  increased  cost will be offset,  at least in part, by the amount of the premium  received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur,  a put or call option may be exercised and the Fund could be  required  to purchase  or sell the  underlying  currency  at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the Fund also may be  required to forego all or a portion of the benefits  which might  otherwise  have been  obtained  from  favorable  movements in currency  exchange  rates.  Options  on  foreign  currencies  may be  traded  on  U.S.  or  foreign  exchanges,  or over-the-counter.  Options on foreign  currencies  that are traded on the OTC market  involve  liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call  option  written on  foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying foreign  currency  subject to the call,  or if it has an  absolute  and  immediate  right to acquire  that  foreign currency  without  additional  cash  consideration.  A call option is also  covered if the Fund holds a call on the same foreign  currency for the same principal  amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the difference is maintained by the Fund in cash,  fixed income or equity  securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other options,  as discussed  above and in this
SAI under "Certain Risk Factors and Investment Methods."

         Cover for  Options  on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging
Instruments").  The Fund will comply with SEC staff guidelines  regarding  "cover" for Hedging  Instruments and, if the  guidelines so require,  set aside in a segregated  account with its custodian the  prescribed  amount of cash, fixed income,  or equity  securities.  Securities  held in a segregated  account  cannot be sold while the futures, option,  or forward  strategy  covered by those  securities  is  outstanding,  unless they are replaced  with other suitable  assets.  As a result,  segregation  of a large  percentage  of the Fund's  assets could impede  portfolio management  or the Fund's  ability  to meet  current  obligations.  The Fund may be unable  promptly  to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Fund.

         Preferred  Stock.  The Fund may invest in preferred  stock.  Unlike interest  payments on debt securities, dividends on preferred stock are generally  payable at the discretion of the issuer's board of directors,  although preferred  shareholders  may have  certain  rights if  dividends  are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's  creditworthiness  than are the prices of debt securities.

         Fixed  Income  Securities.  The Fund may invest in money market  instruments,  U.S.  Government  or Agency securities,  and corporate  bonds and debentures  receiving one of the four highest  ratings from Standard & Poor's
Ratings Group ("S&P"),  Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized  statistical rating  organization  ("NRSRO"),  or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities  ("Comparable Unrated  Securities").  The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate.  Ratings are not absolute  standards of quality;  consequently,  securities  with the same  maturity,  coupon,  and rating may have  different  yields.  Although the Fund may rely on the ratings of any NRSRO,  the Fund mainly  refers to ratings  assigned by S&P and Moody's,  which are  described in Appendix A to this SAI.

         Fixed income  securities  are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest rate sensitivity,  market perception of the  creditworthiness  of the issuer, and general market liquidity
("market  risk").  Lower-rated  securities  are more likely to react to  developments  affecting  market and credit risk than are more highly rated  securities,  which react  primarily to movements in the general  level of interest rates.

         Changes in economic  conditions or developments  regarding the individual  issuer are more likely to cause price  volatility and weaken the capacity of the issuer of such securities to make principal and interest  payments than is the case for  higher-grade  debt  securities.  An economic  downturn  affecting the issuer may result in an increased  incidence  of default.  The market for  lower-rated  securities  may be thinner and less active than for
higher-rated  securities.   Pricing  of  thinly  traded  securities  requires  greater  judgment  than  pricing  of securities for which market transactions are regularly reported.

         If the quality of any fixed income  securities held by the Fund  deteriorates so that they no longer would be eligible for  purchase by the Fund,  the Fund will engage in an orderly  disposition  of the  securities  to the extent necessary to ensure that the Fund's holding of such securities will not exceed 5% of its net assets.

         Convertible  Securities.  The Fund may invest in  convertible  securities  of any quality.  A  convertible security  entitles the holder to receive  interest paid or accrued on debt or the dividend paid on preferred  stock until the convertible  security  matures or is redeemed,  converted or exchanged.  Before  conversion,  convertible securities  ordinarily  provide a stream of income with generally  higher yields than those of common stocks of the same or similar  issuers,  but lower than the yield on  non-convertible  debt.  Convertible  securities are usually subordinated  to  comparable-tier  nonconvertible  securities  but rank senior to common  stock in a  corporation's capital  structure.  The value of a  convertible  security  is a function of (1) its yield in  comparison  with the yields of other  securities of  comparable  maturity and quality that do not have a conversion  privilege,  and (2)
its worth,  at market value,  if converted  into the  underlying  common stock.  Convertible  debt  securities  are subject to the Fund's investment policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by smaller  companies  whose stock prices may be volatile.
The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to  redemption  at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible  security held by the
Fund is called for redemption,  the Fund will be required to convert it into the underlying  common stock,  sell it to a third party or permit the issuer to redeem the security.  Any of these  actions  could have an adverse  effect on the Fund's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper  is a  short-term  debt  security  issued  by a  corporation,  bank, municipality,  or other issuer,  usually for purposes  such as financing  current  operations.  The Fund may invest only in  commercial  paper  receiving  the  highest  rating  from S&P  (A-1) or  Moody's  (P-1),  or  deemed by the
Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper that cannot be resold to the public  because it was issued under the  exception  for  private  offerings  in Section  4(2) of the  Securities  Act of 1933.  While  such  securities normally  will be  considered  illiquid  and  subject to the Fund's  15%  limitation  on  investments  in  illiquid securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines  established by the Board of Directors.

         Banking  and  Savings  Institution  Securities.  The Fund may invest in banking  and  savings  institution obligations,  which include CDs, time deposits, bankers' acceptances,  and other short-term debt obligations issued by savings  institutions.  CDs are receipts for funds deposited for a specified  period of time at a specified rate of return;  time deposits generally are similar to CDs, but are uncertificated;  and bankers'  acceptances are time drafts drawn on commercial banks by borrowers,  usually in connection with international  commercial  transactions.
The CDs, time deposits,  and bankers'  acceptances  in which the Fund invests  typically are not covered by deposit insurance.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger  Berman Mid-Cap Growth Fund.  These  limitations are not fundamental  restrictions and can be changed without shareholder approval.

         1.       The Fund will not  change  its policy to invest at least 80% of the value of its assets in medium capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The  Fund  may  not  purchase  securities  if  outstanding  borrowings,   including  any  reverse
repurchase agreements, exceed 5% of its total assets.

         3.       Except for the purchase of debt  securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         4.       The Fund may not  purchase  securities  on margin from  brokers,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance  of  securities  transactions.  Margin  payments in connection  with  transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5.       The Fund may not sell  securities  short,  unless it owns or has the  right to obtain  securities equivalent in kind and amount to the  securities  sold without  payment of additional  consideration.  Transactions in futures contracts and options shall not constitute selling securities short.

         6.       The Fund may not purchase  any  security  if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

ASAF Neuberger Berman Mid-Cap Value Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the Fund may lend portfolio  securities with a value not exceeding  33-1/3% of its total assets to banks,  brokerage firms, or institutional  investors judged  creditworthy by the Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Fund by  depositing  collateral,  which  will be  marked  to  market  daily,  in a form  determined  to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to  market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight because,  if a borrower were to default for any reason, the collateral should satisfy the obligation.  However,  as with other extensions of secured credit,  loans of portfolio  securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Fund sells portfolio  securities subject to its agreement to repurchase  the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Fund's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the counterparty to a reverse repurchase  agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call  Options.  The Fund may write  covered call options on securities it owns valued at up to 10%
of its net  assets and may  purchase  call  options in related  closing  transactions.  Generally,  the  purpose of writing these options is to reduce the effect of price  fluctuations  of securities  held by the Fund on the Fund's net asset  value.  Securities  on which call options may be written by the Fund are  purchased  solely on the basis of investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call  option,  it is  obligated  to sell a security  to a purchaser  at a specified price at any time until a certain  date if the  purchaser  decides to  exercise  the  option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on  securities it owns. So long as the  obligation  of the writer of the call option  continues,  the writer may be  assigned  an exercise  notice, requiring it to deliver the underlying  security  against payment of the exercise price.  The Fund may be obligated to deliver  securities  underlying a call option at less than the market  price  thereby  giving up any  additional gain on the security.

         When the Fund  purchases a call  option,  it pays a premium for the right to purchase a security  from the writer at a specified  price until a specified  date.  A call  option  would be  purchased  by the Fund to offset a previously written call option.

         The  writing  of  covered  call  options  is a  conservative  investment  technique  believed  to  involve relatively  little risk (in contrast to the writing of "naked" or uncovered  call options,  which the Fund will not
do),  but is capable of enhancing  the Fund's total  return.  When  writing a covered  call  option,  the Fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security above the exercise price, but conversely  retains the risk of loss should the price of the security  decline.  If a call  option  that the Fund has  written  expires  unexercised,  the Fund will  realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the underlying  security during the option  period.  If the call option is  exercised,  the Fund will  realize a gain or loss from the sale or purchase of the underlying security.

           The  exercise  price of an option may be below,  equal to, or above the market  value of the  underlying security at the time the option is written.  Options  normally have expiration  dates between three and nine months from the date  written.  The  obligation  under any  option  terminates  upon  expiration  of the  option or, at an earlier time, when the writer offsets the option by entering into a "closing  purchase  transaction" to purchase an option of the same series.

           Options are traded both on national  securities  exchanges and in the  over-the-counter  ("OTC") market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees  completion of, every  exchange-traded  option. In contrast,
OTC options are contracts between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or  purchases an OTC option,  it generally  will be able to "close out" the option prior to its expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness  of dealers with which the
Fund may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as  reported  in their  latest  financial  statements.  For an  additional  discussion  of OTC options and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

           The  premium  received  (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may reflect,  among other  things,  the current  market  price of the  underlying  security,  the  relationship  of the exercise price to the market price, the historical price volatility of the underlying  security,  the length of the option  period,  the  general  supply of and demand for credit,  and the general  interest  rate  environment.  The premium  received by the Fund for writing an option is recorded as a liability  on the Fund's  statement  of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Fund pays the brokerage  commissions  in connection  with  purchasing  or writing  options,  including those  used to  close  out  existing  positions.  These  brokerage  commissions  normally  are  higher  than  those applicable to purchases and sales of portfolio securities.

         For an additional  discussion of options and their risks, see this SAI and the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign  issuers  (including  governments and  quasi-governments)  and foreign  branches of U.S.  banks,  including negotiable  CDs and  commercial  paper.  These  investments  are  subject to the Fund's  quality  standards.  While investments  in  foreign  securities  are  intended  to reduce  risk by  providing  further  diversification,  such investments  involve  sovereign  and other risks,  in addition to the credit and market risks  normally  associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities  that are  denominated  in or indexed to foreign  currencies,  including,  but not limited to (1) common and preferred  stocks,  (2)  convertible securities,  (3) CDs, commercial paper,  fixed-time deposits, and bankers' acceptances issued by foreign banks, (4)
obligations of other corporations,  and (5) obligations of foreign  governments,  or their subdivisions,  agencies, and  instrumentalities,  international  agencies,  and  supranational  entities.  Risks  of  investing  in  foreign currency denominated securities include (1) nationalization,  expropriation,  or confiscatory taxation, (2) adverse changes in  investment  or exchange  control  regulations  (which could prevent cash from being brought back to the
U.S.), and (3)  expropriation or  nationalization  of foreign  portfolio  companies.  Mail service between the U.S.
and foreign  countries may be slower or less reliable than within the United  States,  thus  increasing the risk of delayed  settlements  of  portfolio  transactions  or  loss  of  certificates  for  portfolio  securities.  For  an additional  discussion of the risks  associated with foreign  securities,  whether  denominated in U.S.  dollars or foreign currencies, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

>

         Prices of foreign  securities  and exchange  rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest rates in other  countries are often affected by local factors, including  the  strength of the local  economy,  the demand for  borrowing,  the  government's  fiscal and monetary policies,  and the  international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or unfavorably  from the U.S.  economy  in such  respects  as  gross  national  product,  rate of  inflation,  capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain  markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct  such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is  uninvested  and no return is earned  thereon.  The  inability  of the Fund to make intended  security  purchases due to settlement  problems could cause the Fund to miss  attractive  investment opportunities.  Inability to dispose of portfolio  securities  due to  settlement  problems  could result either in losses to the Fund due to  subsequent  declines in value of the portfolio  securities,  or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Fund may invest in foreign  corporate  bonds and debentures and sovereign debt  instruments  issued or guaranteed  by foreign  governments,  their  agencies  or  instrumentalities.  The Fund may  invest in  lower-rated foreign  debt  securities  subject to the Fund's 15%  limitation  on  lower-rated  debt  securities.  Foreign  debt securities  are subject to risks  similar to those of other foreign  securities,  as well as risks similar to those of other debt securities,  as discussed in this SAI and in the Company's  Prospectus under "Investment  Programs of the Funds" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not  purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency  exchange  transactions.  Foreign currency exchange  transactions  will be conducted either on a spot (i.e.,  cash) basis at the spot rate prevailing
                                                                     ----
in the foreign  currency  exchange market,  or through entering into forward  contracts to purchase or sell foreign currencies  ("forward  contracts").  The Fund may  enter  into  forward  contracts  in  order  to  protect  against uncertainty in the level of future foreign  currency  exchange  rates,  and only in amounts not exceeding 5% of the
Fund's net assets.

         A forward  contract  involves an  obligation  to purchase  or sell a specific  currency at a future  date, which may be any fixed number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the  contract.  These  contracts  are traded in the  interbank  market conducted  directly  between traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.  Although  foreign exchange  dealers  do not  charge a fee for  conversion,  they do  realize a profit  based on the  difference  (the spread) between the price at which they are buying and selling various currencies.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward  contract for the purchase or sale, for a fixed amount of U.S.  dollars,  of the amount of foreign  currency  involved in the underlying  security  transactions,  the Fund will be able to  protect  itself  against a possible  loss.  When the
Sub-advisor  believes that the currency of a particular  foreign  country may suffer a substantial  decline against the U.S.  dollar,  it may also enter into a forward  contract  to sell the amount of foreign  currency  for a fixed amount of dollars which  approximates the value of some or all of a Fund's  securities  denominated in such foreign currency.  The Fund may also engage in  cross-hedging  by using forward  contracts in one currency to hedge against fluctuations in the value of securities  denominated in a different  currency,  when the Sub-advisor  believes that there is a pattern of correlation between the two currencies.

         When the Fund  engages  in  forward  contracts  for  hedging  purposes,  it will not  enter  into  forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the
Fund to deliver an amount of foreign  currency in excess of the value of its  portfolio  securities or other assets denominated in that currency.  At the  consummation of the forward  contract,  the Fund may either make delivery of the foreign  currency or terminate its  contractual  obligation  to deliver by  purchasing  an offsetting  contract obligating  it to  purchase  the same  amount of such  foreign  currency  at the same  maturity  date.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain such currency  through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

         The Fund is not required to enter into such  transactions and will not do so unless deemed  appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities  against a decline in the value of a  currency  does not  eliminate  fluctuations  in the  underlying  prices  of the  securities.  It simply establishes  a rate of  exchange  which can be achieved at some future  point in time.  The precise  projection  of short-term  currency  market  movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

         While the Fund may enter forward  contracts to reduce currency  exchange rate risks,  transactions in such contracts  involve  certain other risks.  Thus,  while the Fund may benefit from such  transactions,  unanticipated changes in currency  prices may result in a poorer overall  performance  for the Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect  correlation  between the Fund's  holdings of securities denominated in a particular  currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain  losses  which will prevent it from  achieving a complete  hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter  into a forward  contract  with a term of greater  than one year.  The
Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward  contracts for the sale or purchase of  currencies,  the Fund will either cover its position or  establish a  segregated  account.  The Fund will  consider  its  position  covered if it has securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no  additional  cost.  In  the  alternative,  the  Fund  will  place  cash,  fixed  income,  or  equity  securities
(denominated in the foreign currency subject to the forward  contract) in a separate  account.  The amounts in such separate  account will equal the value of the Fund's  assets which are  committed  to the  consummation  of foreign currency  exchange  contracts.  If the value of the securities  placed in the separate account  declines,  the Fund will place  additional  cash or  securities  in the account on a daily basis so that the value of the account  will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign  currency  exchange  contracts and their risks,  see this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The Fund may write and  purchase  covered call and put options on foreign currencies  in amounts not  exceeding 5% of its net assets for the purpose of  protecting  against  declines in the
U.S.  dollar value of portfolio  securities or increases in the U.S.  dollar cost of securities to be acquired,  or to protect the dollar  equivalent of dividend,  interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which portfolio  securities are denominated  will reduce the dollar value of such securities,  even if their value in the foreign currency  remains  constant.  In order to protect against such decreases in the value of portfolio  securities,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  declines,  the Fund will have the  right to sell such  currency  for a fixed  amount of dollars  which  exceeds the market value of such  currency.  This would result in a gain that may offset,  in whole or in part,  the negative  effect of currency  depreciation  on the value of the Fund's  securities  denominated in that currency.

         Conversely,  if the  dollar  value  of a  currency  in which  securities  to be  acquired  by the Fund are denominated  rises,  thereby  increasing  the cost of such  securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that currency  for a fixed  amount of dollars  which is less than the  market  value of that  currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any  currency-related  increase in the price of securities the Fund intends to acquire.

         As in the case of other  types of  options  transactions,  however,  the  benefit  the Fund  derives  from purchasing  foreign  currency options will be reduced by the amount of the premium and related  transaction  costs.
In addition,  if currency exchange rates do not move in the direction or to the extent anticipated,  the Fund could sustain  losses on  transactions  in foreign  currency  options  which would  deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Fund may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the
Sub-advisor  anticipates  a decline  in the dollar  value of foreign  currency  denominated  securities  because of declining  exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the  relevant currency.  If the  expected  decline  occurs,  the option will most likely not be  exercised,  and the  decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could  write a put option on the  relevant  currency,  instead of  purchasing  a call option,  to hedge against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange rates move in the manner  projected,  the put option most likely will not be  exercised,  and such  increased  cost will be offset,  at least in part, by the amount of the premium  received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur,  a put or call option may be exercised and the Fund could be  required  to purchase  or sell the  underlying  currency  at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the Fund also may be  required to forego all or a portion of the benefits  which might  otherwise  have been  obtained  from  favorable  movements in currency  exchange  rates.  Certain  options  on  foreign  currencies  are  traded on the OTC  market  and  involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call  option  written on  foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying foreign  currency  subject to the call,  or if it has an  absolute  and  immediate  right to acquire  that  foreign currency  without  additional  cash  consideration.  A call option is also  covered if the Fund holds a call on the same foreign  currency for the same principal  amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the difference is maintained by the Fund in cash,  fixed income or equity  securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other options,  as discussed  above and in this
SAI under "Certain Risk Factors and Investment Methods."

         Cover for  Options  on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging
Instruments").  The Fund will comply with SEC staff guidelines  regarding  "cover" for Hedging  Instruments and, if the  guidelines so require,  set aside in a segregated  account with its custodian the  prescribed  amount of cash, fixed income,  or equity  securities.  Securities  held in a segregated  account  cannot be sold while the futures, option,  or forward  strategy  covered by those  securities  is  outstanding,  unless they are replaced  with other suitable  assets.  As a result,  segregation  of a large  percentage  of the Fund's  assets could impede  portfolio management  or the Fund's  ability  to meet  current  obligations.  The Fund may be unable  promptly  to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Fund.

         Preferred  Stock.  The Fund may invest in preferred  stock.  Unlike interest  payments on debt securities, dividends on preferred stock are generally  payable at the discretion of the issuer's board of directors,  although preferred  shareholders  may have  certain  rights if  dividends  are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's  creditworthiness  than are the prices of debt securities.

         Fixed  Income  Securities.  The Fund may invest in money market  instruments,  U.S.  Government  or Agency securities,  and corporate  bonds and debentures  receiving one of the four highest  ratings from Standard & Poor's
Ratings Group ("S&P"),  Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized  statistical rating  organization  ("NRSRO"),  or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities  ("Comparable  Unrated  Securities").  In  addition,  the Fund may  invest up to 15% of its net  assets, measured at the time of  investment,  in corporate  debt  securities  rated below  investment  grade or  Comparable
Unrated  Securities.  The ratings of an NRSRO  represent  its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality;  consequently,  securities with the same maturity,  coupon, and rating may have  different  yields.  Although  the Fund may rely on the  ratings of any NRSRO,  the Fund mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income  securities  are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest rate sensitivity,  market perception of the  creditworthiness  of the issuer, and general market liquidity
("market  risk").  Lower-rated  securities  are more likely to react to  developments  affecting  market and credit risk than are more highly rated  securities,  which react  primarily to movements in the general  level of interest rates.

         Changes in economic  conditions or developments  regarding the individual  issuer are more likely to cause price  volatility and weaken the capacity of the issuer of such securities to make principal and interest  payments than is the case for  higher-grade  debt  securities.  An economic  downturn  affecting the issuer may result in an increased  incidence  of default.  The market for  lower-rated  securities  may be thinner and less active than for
higher-rated  securities.   Pricing  of  thinly  traded  securities  requires  greater  judgment  than  pricing  of securities for which market transactions are regularly reported.

         Convertible  Securities.  The Fund may invest in convertible  securities.  A convertible security entitles the  holder to  receive  interest  paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the convertible  security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible  securities ordinarily  provide a stream of income with  generally  higher  yields  than those of common  stocks of the same or
similar  issuers,  but  lower  than  the  yield  on  non-convertible  debt.   Convertible  securities  are  usually
subordinated  to  comparable-tier  nonconvertible  securities  but rank senior to common  stock in a  corporation's capital  structure.  The value of a  convertible  security  is a function of (1) its yield in  comparison  with the yields of other  securities of  comparable  maturity and quality that do not have a conversion  privilege,  and (2)
its worth,  at market value,  if converted  into the  underlying  common stock.  Convertible  debt  securities  are subject to the Fund's investment policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by smaller  companies  whose stock prices may be volatile.
The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to  redemption  at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible  security held by the
Fund is called for redemption,  the Fund will be required to convert it into the underlying  common stock,  sell it to a third party or permit the issuer to redeem the security.  Any of these  actions  could have an adverse  effect on the Fund's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper  is a  short-term  debt  security  issued  by a  corporation,  bank, municipality,  or other issuer,  usually for purposes  such as financing  current  operations.  The Fund may invest only in  commercial  paper  receiving  the  highest  rating  from S&P  (A-1) or  Moody's  (P-1),  or  deemed by the
Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper that cannot be resold to the public  because it was issued under the  exception  for  private  offerings  in Section  4(2) of the  Securities  Act of 1933.  While  such  securities normally  will be  considered  illiquid  and  subject to the Fund's  15%  limitation  on  investments  in  illiquid securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines  established by the Board of Directors.

         Zero  Coupon  Securities.  The Fund may  invest  up to 5% of its net  assets  in zero  coupon  securities, which are debt  obligations  that do not entitle the holder to any periodic  payment of interest  prior to maturity or specify a future date when the securities  begin paying  current  interest.  Rather,  they are issued and traded at a discount from their face amount or par value,  which discount varies  depending on prevailing  interest rates, the time remaining until cash payments begin,  the liquidity of the security,  and the perceived  credit quality of the issuer.

         The market  prices of zero coupon  securities  generally  are more  volatile than the prices of securities that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do other types of debt  securities  having similar  maturities and credit  quality.  For a discussion of potential tax consequences of investing in zero coupon securities, see this SAI under "Additional Tax Considerations."

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger  Berman Mid-Cap Value Fund.  These  limitations are not fundamental  restrictions, and can be changed without shareholder approval.

         1.       The Fund may not  change  its  policy to invest at least 80% of the value of its assets in medium capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The  Fund  may  not  purchase  securities  if  outstanding  borrowings,   including  any  reverse
repurchase agreements, exceed 5% of its total assets.

         3.       Except for the purchase of debt  securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         4.       The Fund may not  purchase  securities  on margin from  brokers,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance  of  securities  transactions.  Margin  payments in connection  with  transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5.       The Fund may not sell  securities  short,  unless it owns or has the  right to obtain  securities equivalent in kind and amount to the  securities  sold without  payment of additional  consideration.  Transactions in futures contracts and options shall not constitute selling securities short.

         6.       The Fund may not purchase  any  security  if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

         7.       The Fund may not invest more than 10% of the value of its total assets in  securities  of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

ASAF Alger All-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         Cash Position.  In order to afford the Fund the  flexibility to take  advantage of new  opportunities  for
investments  in  accordance  with  its  investment  objective  or  to  meet  redemptions,   it  may,  under  normal
circumstances,  hold up to 15% of its total  assets in money  market  instruments  including,  but not  limited to, certificates of deposit,  time deposits and bankers'  acceptances issued by domestic bank and thrift  institutions,
U.S.  Government  securities,  commercial  paper and repurchase  agreements.  In addition,  when the  Sub-advisor's analysis of economic and technical  market factors  suggests that common stock prices will decline  sufficiently so that a  temporary  defensive  position  is  deemed  advisable,  the Fund may  invest  in  cash,  commercial  paper, high-grade bonds or cash equivalents, all without limitation.

         U.S.  Government  Obligations.  Obligations,  bills, notes, bonds, and other debt securities issued by the
U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         Short-term  Corporate Debt  Securities.  These are  outstanding  nonconvertible  corporate debt securities
(e.g.,  bonds and  debentures)  which have one year or less remaining to maturity.  Corporate  debt  securities may have fixed,  variable,  or floating rates.  For additional  discussion on Short-term  Corporate Debt Securities see this SAI under "Certain Risk Factors and Investment Methods."

         Commercial  Paper.  These are  short-term  promissory  notes issued by  corporations  primarily to finance short-term credit needs.

         Small  Capitalization and Related  Investments.  Certain companies in which the Fund will invest may still be in the  developmental  stage.  Investing  in  smaller,  newer  issuers  generally  involves  greater  risk  than investing  in larger,  more  established  issuers.  Such  companies  may have  limited  product  lines,  markets or financial  resources and may lack management  depth.  Their  securities may have limited  marketability  and may be subject to more abrupt or erratic price  movements than  securities of larger,  more  established  companies or the market  averages in  general.  The Fund also may invest in older  companies  that appear to be entering a new stage of growth  progress  owing to factors such as management  changes or  development  of new  technology,  products or markets,  or companies  providing  products or services with a high unit volume growth rate. These companies may be subject to many of the same risks as small-cap companies.

         Convertible  Securities,  Warrants,  and Rights.  The Fund may invest in  securities  convertible  into or exchangeable for equity  securities,  including  warrants and rights. A warrant is a type of security that entitles the holder to buy a  proportionate  amount of common  stock at a specified  price,  usually  higher than the market price at the time of issuance,  for a period of years or to perpetuity.  In contrast,  rights, which also represent the right to buy common  shares,  normally  have a  subscription  price lower than the current  market value of the common stock and a life of two to four weeks.  Warrants may be freely  transferable  and may be traded on the major securities  exchanges.  For additional  discussion about  Convertible  Securities,  Warrants,  and Rights and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

         Portfolio  Depositary  Receipts.  To the extent  otherwise  consistent  with  applicable law, the Fund may invest up to 5% of its total assets in Portfolio  Depositary Receipts,  which are exchange-traded  shares issued by investment companies,  typically unit investment trusts,  holding portfolios of common stocks designed to replicate and,  therefore,  track the  performance of various  broadly-based  securities  indices or sectors of such indices.
For example,  the Fund may invest in Standard & Poor's Depositary  Receipts(R)(SPDRs),  issued by a unit investment trust whose  portfolio  tracks the S&P 500 Composite  Stock Price Index, or Standard & Poor's MidCap 400 Depositary
Receipts(R)(MidCap SPDRs), which are similarly  linked to the S&P MidCap 400 Index.

         Lending  of  Portfolio  Securities.  By  lending  its  securities,  the Fund can  increase  its  income by continuing  to receive  interest or  dividends on the loaned  securities  as well as by either  investing  the cash collateral or by earning  income in the form of interest paid by the borrower when U.S.  Government  securities are used as  collateral.  The Fund will adhere to the following  conditions  whenever its  securities  are loaned:  (a)
the Fund must receive at least 100 percent cash  collateral or  equivalent  securities  from the borrower,  (b) the borrower  must  increase  this  collateral  whenever the market value of the loaned  securities  including  accrued interest exceeds the value of the collateral,  (c) the Fund must receive  reasonable  interest on the loan, as well as any dividends,  interest or other  distributions on the loaned  securities and any increase in market value, (d)
the Fund may pay only  reasonable  custodian fees in connection  with the loan.  The Fund will not lend  securities to the Investment  Manager,  the  Sub-advisor  or their  affiliates.  For additional  information on the lending of portfolio  securities  and its risks see this SAI and the  Company's  Prospectus  under  "Certain  Risk Factors and
Investment Methods."

         Options.  The Fund may  purchase  put and call  options and write  (sell) put and covered  call options on securities and  securities  indices to increase gain or to hedge against the risk of  unfavorable  price  movements although,  as in the past, it does not currently  intend to rely on these  strategies  extensively,  if at all. The
Fund will purchase or write options only if such options are  exchange-traded  or traded on an automated  quotation system of a national securities association.

         The Fund  will  only  sell  call  options  that are  "covered."  A call  option  written  by the Fund on a security  is  "covered"  if the Fund  owns the  underlying  security  covered  by the call or has an  absolute  and immediate  right  to  acquire  that  security  without  additional  cash  consideration  (or  for  additional  cash consideration  held  in a  segregated  account)  upon  conversion  or  exchange  of  other  securities  held in its portfolio.  A call option is also covered if the Fund holds a call on the same  security as the call written  where the  exercise  price of the call held is (a) equal to or less than the  exercise  price of the call  written or (b)
greater than the exercise  price of the call written if the  difference  is maintained by the Fund in cash or other liquid  assets in a segregated  account.  If the Fund writes a put option,  the Fund will  segregate  cash or other liquid  assets  with a value  equal to the  exercise  price,  or else  hold a put on the same  security  as the put written  where  the  exercise  price  of the put held is equal to or  greater  than the  exercise  price of the put written.

         Although the Fund will  generally  not purchase or write  options that appear to lack an active  secondary market,  there is no  assurance  that a liquid  secondary  market on an  exchange  will  exist  for any  particular option. In such event it might not be possible to effect closing  transactions in particular  options,  so that the
Fund would have to exercise its option in order to realize any profit and would incur  brokerage  commissions  upon the  exercise  of the  options.  If the  Fund,  as a  covered  call  option  writer,  is unable to effect a closing purchase  transaction in a secondary market,  it will not be able to sell the underlying  security until the option expires, until it delivers the underlying security upon exercise, or until it otherwise covers the position.

         In  addition  to  options  on  securities,  the Fund may also  purchase  and sell call and put  options on securities  indices.  The Fund may offset its position in stock index  options prior to expiration by entering into a closing  transaction  on an  exchange or it may let the option  expire  unexercised.  The Fund will not  purchase these options unless the Sub-advisor is satisfied with the  development,  depth and liquidity of the market and the
Sub-advisor believes the options can be closed out.

         The Fund will not  purchase  options  if, as a  result,  the  aggregate  cost of all  outstanding  options exceeds 10% of the Fund's  total  assets.  No more than 5% of the Fund's  total assets will be committed to options transactions entered into for non-hedging (speculative) purposes.

         Stock  Index  Futures and Options on Stock Index  Futures.  Futures are  generally  bought and sold on the commodities  exchanges  where they are  listed.  A stock  index  future  obligates  the seller to deliver  (and the purchaser to take) an amount of cash equal to a specific  dollar amount times the  difference  between the value of a specific  stock index at the close of the last trading day of the  contract and the price at which the  agreement is made.  No physical delivery of the underlying stocks in the index is made.

         While incidental to its securities  activities,  the Fund may purchase index futures as a substitute for a comparable  market  position  in the  underlying  securities.  Securities  index  futures  might be sold to protect against a general  decline in the value of securities  of the type that comprise the index.  Put options on futures might be  purchased to protect  against  declines in the market  values of  securities  occasioned  by a decline in stock prices.

         In an effort to  compensate  for the  imperfect  correlation  of movements in the price of the  securities being hedged and  movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures contracts  in a greater or lesser  dollar  amount  than the dollar  amount of the  securities  being  hedged if the historical  volatility  of the stock  index  futures  has been less or greater  than that of the  securities.  Such
"over hedging" or "under hedging" may adversely  affect the Fund's net investment  results if market  movements are not as anticipated when the hedge is established.

         The Fund will sell  options on stock  index  futures  contracts  only as part of closing  transactions  to terminate  options  positions it has  purchased.  No assurance can be given that such closing  transactions  can be effected.

         The Fund's use, if any, of stock index futures and options  thereon will in all cases be  consistent  with applicable  regulatory  requirements  and in particular  the rules and  regulations of the CFTC and will be entered into only for bona fide hedging,  risk management or other  portfolio  management  purposes.  If the Fund exercises an option on a futures  contract it will be obligated to post initial  margin (and potential  subsequent  variation margin) for the  resulting  futures  position  just as it would for any  position.  In order to cover its potential obligations  if the Fund enters into futures  contracts  or options  thereon,  the Fund will  maintain a segregated account  which will  contain  only  liquid  assets in an amount  equal to the total  market  value of such  futures contracts less the amount of initial margin on deposit for such contracts.

         For additional  information  about futures  contracts and related options,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing.  The Fund may borrow from banks for  temporary or  emergency  purposes.  If asset  coverage for such borrowings  should decline below the required 300% as a result of market  fluctuations  or other reasons,  the
Fund may be  required  to sell  some of its  portfolio  holdings  to reduce  the debt and  restore  the 300%  asset coverage,  even though it may be  disadvantageous  from an investment  standpoint to sell  securities at that time.
Additional  information about borrowings and its risks is included in the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alger All-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions  and may be changed by the Directors without shareholder approval.  The Fund will not:

1........Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance  of purchases of portfolio  securities and (ii) the Fund may take margin deposits in connection with futures  contracts or other permissible investments;

2........Mortgage,  pledge,  hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness  except as may be necessary in connection  with  permissible  borrowings or investments  and then such mortgaging,  pledging or  hypothecating  may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

3. ......Invest in oil, gas or mineral leases.

4. ......Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the 1940
Act.

5. ......The Fund may not  invest  more than 15% of the assets of the Fund  (taken at the time of the  investments)
in "illiquid  securities,"  illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include  private  placements,  but other than Rule 144A securities  deemed liquid by the Board of Directors or under guidelines adopted by the Board of Directors),  repurchase  agreements  maturing in more than seven days,  certain  options  traded over the counter that the Fund has purchased,  securities  being used to cover options a Fund has written,  securities  for which market  quotations are not readily  available,  or other securities which legally or in the Sub-advisor's option may be deemed illiquid.

ASAF GABELLI ALL-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Convertible  Securities.  The Fund may  invest in  convertible  securities  when it  appears to the Fund's
Sub-advisor  that it may not be  prudent  to be fully  invested  in common  stocks.  In  evaluating  a  convertible security,  the Sub-advisor  places primary emphasis on the  attractiveness  of the underlying  common stock and the potential  for  capital  growth  through  conversion.  The  Fund  will  normally  purchase  only  investment  grade convertible  debt  securities  having a rating of, or  equivalent  to, at least "BBB"  (which  securities  may have speculative  characteristics)  by  Standard  &  Poor's  Rating  Service  ("S&P")  or,  if  unrated,  judged  by the
Sub-advisor  to be of  comparable  quality.  However,  the Fund may also  invest  up to 25% of its  assets  in more speculative  convertible debt  securities,  provided such securities have a rating of, or equivalent to, at least B by S&P.

         Convertible  securities  may include  corporate  notes or preferred  stock but are  ordinarily a long-term debt obligation of the issuer  convertible at a stated  exchange rate into common stock of the issuer.  As with all debt  securities,  the market value of  convertible  securities  tends to decline as interest  rates  increase and, conversely,  to increase as interest  rates  decline.  Convertible  securities  generally  offer lower  interest or dividend yields than non-convertible  securities of similar quality.  However,  when the market price of the common stock underlying a convertible  security exceeds the conversion price, the price of the convertible  security tends to  reflect  the  value of the  underlying  common  stock.  As the  market  price of the  underlying  common  stock declines,  the convertible  security tends to trade  increasingly on a yield basis,  and thus may not depreciate to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior  to common  stocks in an issuer's capital  structure and consequently  entail less risk than the issuer's common stock,  although the extent to which such risk is reduced  depends in large  measure upon the degree to which the  convertible  security  sells above its value as a fixed income security.

         In selecting  convertible  securities for the Fund, the Sub-advisor relies primarily on its own evaluation of the issuer and the  potential  for  capital  growth  through  conversion.  It does not rely on the rating of the security  or sell the  security  because  of a change  in  rating  absent a  change  in its own  evaluation  of the underlying  common stock and the ability of the issuer to pay principal and interest or dividends  when due without disrupting  its  business  goals.  Interest  or  dividend  yield is a factor  only to the  extent it is  reasonably consistent  with prevailing  rates for securities of similar  quality and thereby  provides a support level for the market price of the security.  The Fund will purchase the convertible  securities of highly leveraged  issuers only when, in the judgment of the Sub-advisor, the risk of default is outweighed by the potential for capital growth.

>

         The issuers of debt obligations having  speculative  characteristics  may experience  difficulty in paying principal  and  interest  when  due  in  the  event  of a  downturn  in  the  economy  or  unanticipated  corporate developments.  The  market  prices of such  securities  may become  increasingly  volatile  in periods of  economic uncertainty.  Moreover,  adverse  publicity or the  perceptions  of investors,  over which the  Sub-advisor  has no control and whether or not based on  fundamental  analysis,  may decrease  the market  price and  liquidity of such investments.  Although  the  Sub-advisor  will  attempt  to  avoid  exposing  the Fund to such  risks,  there is no assurance  that it will be  successful  or that a liquid  secondary  market will  continue to be available  for the disposition of such securities.

         Lower-rated  Debt  Securities.  The Fund may  invest  up to 5% of its  assets  in  low-rated  and  unrated corporate debt securities  (often  referred to as "junk bonds").  Corporate debt securities that are either unrated or have a predominantly  speculative rating may present  opportunities for significant  long-term capital growth if the ability of the issuer to repay  principal and interest when due is  underestimated  by the market or the rating organizations.  Because  of its  perceived  credit  weakness,  the  issuer is  generally  required  to pay a higher interest  rate  and/or its debt  securities  may be selling at a  significantly  lower  market  price than the debt securities  of other  issuers.  If the inherent  value of such  securities  is higher than was  perceived  and such value is eventually recognized,  the market value of the securities may appreciate  significantly.  The Sub-advisor believes  that its research on the credit and balance sheet  strength of certain  issuers may enable it to select a limited number of corporate debt securities  that, in certain  markets,  will better serve the objective of capital growth than  alternative  investments in common stocks.  Of course,  there can be no assurance that the Sub-advisor will be successful.  In its  evaluation,  the Sub-advisor  will not rely  exclusively on ratings and the receipt of income from these securities is only an incidental consideration.

         The ratings of Moody's Investors  Service,  Inc.  ("Moody's") and S&P generally  represent the opinions of those  organizations  as to the quality of the securities that they rate. Such ratings,  however,  are relative and subjective,  and are not  absolute  standards  of  quality.  Although  the  Sub-advisor  uses  these  ratings  as a criterion for the selection of securities for the Fund, the  Sub-advisor  also relies on its  independent  analysis to evaluate  potential  investments  for the Fund. The Fund does not intend to purchase debt securities for which a liquid trading  market does not exist,  but there can be no assurance that such a market will exist for the sale of such securities.

         Additional  information  on  lower-rated  debt  securities and their risks is included in this SAI and the
Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods."  Additional  information on corporate bond ratings is included in the Appendix to this SAI.

         Borrowing.  The Fund may borrow  subject to certain  restrictions  set forth in the  Company's  Prospectus under "Certain Risk Factors and Investment  Methods" and in this SAI under "Fundamental  Investment  Restrictions."
The Fund may  mortgage,  pledge or  hypothecate  up to 20% of its assets to secure  permissible  borrowings.  Money borrowed will be subject to interest  costs,  which may or may not be recovered by  appreciation  if securities are purchased with the proceeds of the borrowing.

         Investments  in Warrants  and Rights.  The Fund may invest in  warrants  and rights (in  addition to those acquired  in units or  attached  to other  securities),  which  entitle  the holder to buy equity  securities  at a specific  price  for or at the end of a  specific  period  of time.  The value of a right or  warrant  may  decline because of a decline in the value of the  underlying  security,  the passage of time,  changes in interest rates or in the dividend or other policies of the issuer whose equity  underlies the warrant,  a change in the perception as to the  future  price  of the  underlying  security,  or any  combination  thereof.  Additional  information  about warrants  and rights and their risks is included  in this SAI and the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         Investment in Small,  Unseasoned  Companies and Illiquid  Securities.  The Fund may invest in small,  less well-known  companies  that have operated for less than three years  (including  predecessors).  The  securities of such companies may have a limited trading market,  which may adversely  affect their  disposition and can result in their being priced lower than might otherwise be the case. If other  investment  companies and investors who invest in such issuers trade the same securities  when the Fund attempts to dispose of its holdings,  the Fund may receive lower prices than might otherwise be obtained.

         The Fund will not invest, in the aggregate,  more than 15% of its net assets in illiquid  securities.  The continued  liquidity of any Rule 144A  securities  purchased by the Fund is not as well assured as that of publicly traded  securities,  and accordingly,  the Sub-advisor will monitor their liquidity under the guidelines adopted by the  Directors  of the  Company.  For  additional  information  on illiquid  securities  and their  risks,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Corporate  Reorganizations.  In general,  securities of companies engaged in  reorganization  transactions sell at a premium to their  historic  market price  immediately  prior to the  announcement  of the tender offer or reorganization  proposal.  However,  the  increased  market price of such  securities  may also  discount  what the stated or appraised value of the security would be if the  contemplated  transaction  were approved or consummated.
Such  investments  may be advantageous  when the discount  significantly  overstates the risk of the  contingencies involved,  significantly  undervalues the  securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the possibility that the offer or proposal  may be  replaced  or  superseded  by an offer or  proposal  of  greater  value.  The  evaluation  of such contingencies  requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise  not only the  value of the  issuer  and its  component  businesses  and the  assets or  securities  to be received as a result of the contemplated  transaction,  but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

         In making  such  investments,  the Fund  will be  subject  to its  diversification  and  other  investment restrictions,  including the requirement  that,  except with respect to 25% of its assets,  not more than 5% of its
assets  may  be  invested  in  the  securities  of  any  issuer  (see  this  SAI  under   "Fundamental   Investment
Restrictions").  Because  such  investments  are  ordinarily  short term in nature,  they will tend to increase the
Fund's portfolio turnover rate, thereby  increasing its brokerage and other transaction  expenses.  The Sub-advisor intends to select  investments  of the type  described  that,  in its view,  have a reasonable  prospect of capital growth  that is  significant  in  relation to both the risk  involved  and the  potential  of  available  alternate investments.

         When-Issued,  Delayed-Delivery  and  Forward  Commitment  Transactions.  The Fund may enter  into  forward commitments for the purchase or sale of securities,  including on a "when-issued" or  "delayed-delivery"  basis, in excess of customary  settlement  periods for the type of securities  involved.  In some cases,  the  obligations of the parties under a forward  commitment  may be  conditioned  upon the  occurrence of a subsequent  event,  such as approval and consummation of a merger,  corporate  reorganization  or debt  restructuring  (i.e., a when, as and if issued  security).  When such transactions are negotiated,  the price is fixed at the time of the commitment,  with payment  and  delivery  generally  taking  place a month or more after the date of the  commitment.  While the Fund will only enter into a forward  commitment  with the intention of actually  acquiring  the  security,  the Fund may sell the  security  before  the  settlement  date if it is  deemed  advisable.  The Fund  will  segregate  with its custodian  cash or liquid  securities  in an  aggregate  amount  at least  equal to the  amount of its  outstanding forward  commitments.  Additional  information  regarding  when-issued,  delayed-delivery  and  forward  commitment transactions  and their risks is included in this  Statement  and the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may  invest up to 10% of its total  assets  in the  securities  of other investment companies,  including small business investment  companies.  (Not more than 5% of its total assets may be invested in any one  investment  company,  nor will the Fund purchase more than 3% of the  securities of any other  investment  company.) To the extent that the Fund invests in the securities of other  investment  companies, shareholders in the Fund may be subject to duplicative management and administrative fees.

         Short Sales.  The Fund may,  from time to time,  make short sales of  securities  it owns or has the right to acquire  through  conversion  or exchange of other  securities  it owns (short sales  "against  the box").  In a short sale, the Fund does not  immediately  deliver the securities  sold or receive the proceeds from the sale. The
Fund may make a short sale against the box in order to hedge  against  market risks when it believes that the price of a security may decline,  affecting  the Fund directly if it owns that security or causing a decline in the value of a security owned by the Fund that is convertible into the security sold short.

         To secure its  obligations to deliver the securities sold short,  the Fund will segregate  assets with its custodian  in an amount at least  equal to the value of the  securities  sold short or the  securities  convertible into, or  exchangeable  for, the  securities.  The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short,  rather than by delivering  securities  already held by the Fund, because the Fund may want to continue to receive  interest and dividend  payments on securities  in its portfolio  that are convertible into the securities sold short.

         Options.  The Fund may purchase or sell listed call or put options on  securities  as a means of achieving additional  return or of  hedging  the value of the Fund's  portfolio.  In  addition  to changes in the price of an underlying  security,  other principal  factors affecting the market value of a put or a call option include supply and  demand,  interest  rates,  price  volatility  of the  underlying  security  and the time  remaining  until the expiration date.

         The Fund will only write  calls  options if they are  covered.  A call  option is covered if the Fund owns the  underlying  security  covered by the call or has an absolute  and  immediate  right to acquire  that  security without  additional cash  consideration (or for additional cash consideration if cash or other liquid assets with a value  equal to such  additional  consideration  are  segregated  with the Fund's  custodian)  upon  conversion  or exchange of other  securities  held in its  portfolio.  A call  option is also  covered if the Fund holds a call on the same  security as the call written  where the exercise  price of the call held is (1) equal to or less than the exercise  price of the call  written or (2) greater  than the  exercise  price of the call written if cash or other liquid assets equal to the  difference  are segregated  with the  custodian.  If the Fund writes a put option,  the
Fund will  segregate  cash or other assets with a value equal to the exercise  price of the option,  or will hold a put on the same  security as the put written  where the exercise  price of the put held is equal to or greater than the exercise price of the put written.

         If the Fund has written an option,  it may  terminate  its  obligation  by  effecting  a closing  purchase transaction.  However,  once the Fund has been  assigned  an exercise  notice,  the Fund will be unable to effect a closing purchase  transaction.  Similarly,  if the Fund is the holder of an option it may liquidate its position by effecting a closing sale  transaction.  This is  accomplished by selling an option of the same series as the option previously  purchased.  There  can be no  assurance  that  either a closing  purchase  or sale  transaction  can be effected  when the Fund so desires.  The Fund will  realize a profit from a closing sale  transaction  if the price of the  transaction  is more than the premium  paid to purchase  the  option;  the Fund will  realize a loss from a closing sale transaction if the price of the transaction is less than the premium paid to purchase the option.

         The Fund will  generally  purchase or write only those  options  for which  there  appears to be an active secondary  market.  If, however,  there is no liquid secondary  market when the Sub-advisor  wishes to close out an option the Fund has  purchased,  it might not be possible to effect a closing  sale  transaction,  so that the Fund would have to exercise its options in order to realize any profit and would incur  brokerage  commissions  upon the exercise of call options and upon the  subsequent  disposition  of  underlying  securities  for the exercise of put options.  If the Fund, as a covered call option  writer,  is unable to effect a closing  purchase  transaction in a secondary market,  it will not be able to sell the underlying  security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

         In  addition  to  options  on  securities,  the Fund may also  purchase  and sell call and put  options on securities  indices.  The Fund may offset its position in stock index  options prior to expiration by entering into a closing  transaction on an exchange or it may let the option it has purchased  expire  unexercised.  The Fund may write put and call options on stock indices for the purposes of  increasing  its gross  income,  thereby  partially protecting  its  portfolio  against  declines in the value of the  securities  it owns or increases in the value of securities  to be acquired.  In addition,  the Fund may purchase put and call options on stock  indices in order to hedge its  investments  against a decline in value or to attempt to reduce the risk of missing a market or industry segment  advance.  While one purpose of writing such  options is to generate  additional  income for the Fund,  the
Fund  recognizes  that it may be  required  to deliver  an amount of cash in excess of the market  value of a stock index at such time as an option  written by the Fund is  exercised  by the holder.  Because  options on  securities indices  require  settlement  in cash,  the  Adviser  may be  forced  to  liquidate  portfolio  securities  to meet settlement  obligations.  The Fund will not purchase  options on indices  unless the  Sub-advisor is satisfied with the development, depth and liquidity of the market and believes that the options can be closed out.

         Although the Sub-advisor will attempt to take  appropriate  measures to minimize the risks relating to the
Fund's  writing  of  put  and  call  options,  there  can  be no  assurance  that  the  Fund  will  succeed  in any option-writing program it undertakes.

         Additional  information about options on securities and securities  indices and their risks in included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

>

         Futures  Contracts and Options on Futures.  The Fund may enter into futures  contracts  that are traded on a U.S.  exchange  or board of trade.  Although  the Fund has no  current  intention  of using  options  on  futures contracts,  the Fund may at some  future  date enter  into such  options.  Investments  in  futures  contracts  and related  options  will be made by the Fund  solely for the purpose of hedging  against  changes in the value of its portfolio  securities or in the value of securities it intends to purchase.  Such  investments will only be made if they are  economically  appropriate  to the  reduction of risks  involved in the  management  of the Fund.  In this regard,  the Fund may enter into futures  contracts or options on futures  relating to securities  indices or other financial instruments,  including but not limited to U.S. Government  securities.  Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

         Initial margin payments  required in connection with futures  contracts will range from  approximately  1%
to 10% of the contract  amount.  Initial  margin amounts are subject to change by the exchange or board of trade on which the  contract is traded,  and  brokers or members of such board of trade may charge  higher  amounts.  At any time prior to the  expiration  of a futures  contract,  the  portfolio may elect to close the position by taking an opposite  position,  which will operate to terminate the Fund's existing  position in the contract.  At expiration, certain futures contracts,  including stock and bond index futures,  are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         The  potential  loss related to the purchase of an option on a futures  contract is limited to the premium paid for the option (plus  transaction  costs).  There are no daily cash  payments by the purchaser of an option on a futures  contract to reflect changes in the value of the underlying  contract;  however,  the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         The Sub-advisor may use such instruments for the Fund depending upon market  conditions  prevailing at the time and the  perceived  investment  needs of the Fund.  In the event the Fund enters  into  futures  contracts  or writes  related  options,  an amount of cash or other liquid  assets equal to the market value of the contract will be segregated  with the Fund's  custodian to  collateralize  the  positions,  thereby  insuring that the use of the contract is unleveraged.

         The Sub-advisor may have difficulty  selling or buying futures  contracts and options when it chooses.  In addition,  hedging practices may not be available,  may be too costly to be used  effectively,  or may be unable to be used for other reasons.

         Additional  information about futures contracts,  options on futures contracts and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods.'

         Investment  Opportunities  and Related  Limitations.  Affiliates of the  Sub-advisor  may, in the ordinary course  of  their  business,  acquire  for  their  own  account  or for the  accounts  of their  advisory  clients, significant  (and possibly  controlling)  positions in the  securities  of companies  that may also be suitable for investment  by the Fund.  The  securities  in which the Fund might  invest may  thereby be limited to some  extent.
For instance,  many  companies in the past several years have adopted  so-called  "poison pill" or other  defensive measures  designed to discourage or prevent the  completion  of  non-negotiated  offers for control of the company.
Such  defensive  measures  may have the effect of  limiting  the shares of the  company  that  might  otherwise  be acquired  by the  Fund  if the  affiliates  of the  Sub-advisor  or  their  advisory  accounts  have or  acquire  a significant  position  in the same  securities.  However,  the  Sub-advisor  does not believe  that the  investment activities  of its  affiliates  will have a  material  adverse  effect  upon the Fund in  seeking  to  achieve  its investment  objectives.  In addition,  orders for the Fund generally are accorded priority of execution over orders entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The Fund may invest in the  securities of companies  that are investment  management  clients of the  Sub-advisor's affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Gabelli All-Cap Value Fund.  These  limitations are not fundamental  restrictions and can be changed without shareholder approval.  The Fund may not:

         1.       Purchase  securities on margin,  but it may obtain such  short-term  credits from banks as may be necessary for the clearance of purchase and sales of securities;

         2.       Mortgage,  pledge or hypothecate  any of its assets except that, in connection  with  permissible borrowings,  not  more  than  20% of the  assets  of the  Fund  (not  including  amounts  borrowed)  may be used as collateral;

         3.       Invest in the securities of other  investment  companies except in compliance with the Investment
Company Act of 1940;

         4.       Invest,  in the  aggregate,  more  than 15% of the value of its total  assets in  securities  for which  market  quotations  are not  readily  available,  securities  that are  restricted  for public  sale,  or in repurchase agreements maturing or terminable in more than seven days;

         5.       Sell securities  short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

         6.       Invest in companies for the purpose of exercising control.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth by investing  primarily in the equity securities of companies engaged in technology-related industries.

Investment Policies:

         Debt  Securities.  Debt  securities  include bonds,  notes and other  securities  that give the holder the right to  receive  fixed  amounts  of  principal,  interest,  or both on a date in the  future or on  demand.  Debt securities are often referred to as fixed income  securities,  even if the rate of interest varies over the life of the  security.  The Fund may also invest in stripped  debt  securities  (i.e.,  interest  only and  principal  only securities).

         Although  the Fund may invest in debt  securities  assigned  lower grade  ratings by S&P or  Moody's,  the
Fund's  investments will generally be limited to debt securities  rated B or higher by either S&P or Moody's.  Debt securities  rated  lower than B by either S&P or Moody's  are  usually  considered  to be highly  speculative.  The
Sub-advisor  will limit the Fund's  investments to debt securities that it believes are not highly  speculative and that  are  rated at  least  CCC by S&P or Caa by  Moody's.  The  Fund  expects  that  most  emerging  country  debt securities in which it invests will not be rated by U.S. rating services.

         A significant  economic  downturn or increase in interest  rates may cause  issuers of debt  securities to experience  increased  financial problems which could adversely affect their ability to pay principal and interest, to meet projected  business  goals,  and to obtain  additional  financing.  These  conditions  more severely impact issuers of lower-rated debt securities.  The Sub-advisor  attempts to limit purchases of lower-rated  securities to securities having an established secondary market.

         Although  bonds in the lowest  investment  grade debt category  (those rated BBB by S&P, Baa by Moody's or the  equivalent) are regarded as having adequate  capability to pay principal and interest,  they have  speculative characteristics.  Adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for  higher-rated  bonds.  Lower-rated  bonds by
Moody's  (categories Ba, B, or Caa) are of poorer quality and also have  speculative  characteristics.  Bonds rated
Caa may be in  default  or there  may be  present  elements  of danger  with  respect  to  principal  or  interest.
Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded,  on balance,  as predominantly speculative  with respect to the issuer's  capacity to pay interest and repay  principal in  accordance  with their terms.  While such bonds likely will have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  or major risk exposures to adverse  conditions.  Bonds having  equivalent  ratings from other ratings services will have  characteristics  similar to those of the corresponding  S&P and Moody's ratings.  For a more specific  description  of S&P and Moody's  corporate bond rating  categories,  please refer to the Appendix to this SAI.  Additional  information  about the debt  securities and their risks,  including the risks of lower-rated debt  securities,  is included in this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment
Methods."

>

         Equity and Convertible  Debt  Securities.  As discussed in the Company's  Prospectus,  the Fund may invest in common,  preferred  and  convertible  preferred  stocks,  and  securities  whose values are tied to the price of stocks,  such as rights,  warrants and convertible debt  securities.  Additional  information  about these types of securities  and their risks is included in the Company's  Prospectus  under  "Certain  Risk Factors and  Investment
Methods."

         The Fund seeks to invest in stocks that will  increase  in market  value and may be sold for more than the
Fund paid to buy them.  Market value is based upon  constantly  changing  investor  perceptions of what the company is worth  compared to other  companies.  Dividends  are a factor in the changing  market value of stocks,  but many companies  do not pay  dividends,  or pay  comparatively  small  dividends.  As discussed  in the  Prospectus,  the principal risk of investing in equity  securities is that their market values  fluctuate  constantly,  often due to factors  entirely  outside the control of the Fund or the company  issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

         Owners of preferred stocks are entitled to dividends  payable from the  corporation's  earnings,  which in some cases may be  "cumulative"  if prior  dividends on the preferred  stock have not been paid.  Preferred  stocks may be  "participating,"  which means that they may be entitled to  dividends  in excess of the stated  dividend in certain cases.

         Rights and warrants  are  securities  which  entitle the holder to purchase  the  securities  of a company
(usually,  its common stock) at a specified  price during a specified time period.  The value of a right or warrant is affected by many of the same  factors that  determine  the prices of common  stocks.  Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

         The  Fund  also  may  purchase  convertible   securities,   including  convertible  debt  obligations  and
convertible  preferred  stock.  A  convertible  security  entitles  the holder to exchange it for a fixed number of shares of common stock (or other  equity  security),  usually at a fixed price  within a specified  period of time.
Until conversion,  the owner of convertible  securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

         A convertible  security has an "investment  value",  which is a theoretical  value determined by the yield it provides in comparison with similar  securities  without the conversion  feature.  Investment  value changes are based upon  prevailing  interest  rates and other  factors.  It also has a "conversion  value," which is the market value the  convertible  security would have if it were exchanged for the underlying  equity  security.  Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

         Conversion  value is a simple  mathematical  calculation  that  fluctuates  directly with the price of the underlying  security.  However,  if the conversion value is substantially  below investment value, the market value of the convertible  security is governed  principally by its investment  value. If the conversion  value is near or above investment  value, the market value of the convertible  security  generally will rise above investment value.
In such cases,  the market value of the convertible  security may be higher than its conversion  value,  due to the combination  of the  convertible  security's  right to interest (or dividend  preference)  and the  possibility  of capital  appreciation  from  the  conversion  feature.  However,  there is no  assurance  that  any  premium  above investment  value or conversion  value will be recovered  because  prices  change and, as a result,  the ability to achieve capital appreciation through conversion may be eliminated.

         Foreign  Securities.  The Fund may invest in the securities of foreign  companies,  or companies that have their principal  business  activities  outside the United States,  either directly or through  American  Depositary
Receipts  ("ADRs").  An ADR  entitles  its holder to all  dividends  and capital  gains on the  underlying  foreign securities,  less any fees paid to the sponsoring  bank.  Foreign  securities  involve certain risks not associated with  investment in U.S.  companies,  which are  described in more detail in this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment  Methods." In addition,  foreign  exchange markets for the currencies in which the  foreign  securities  may be traded are  affected  by the  international  balance of  payments  and other economic and  financial  conditions,  speculation  and other  factors,  all of which are outside the control of the
Fund.  Generally,  the Fund's foreign currency  exchange  transactions  will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the currency exchange markets.

         Investment  Company  Securities.  The Fund may invest in Standard & Poor's Depositary  Receipts  ("SPDRs")
and  shares  of  other  investment   companies.   SPDRs  are  investment  companies  whose  portfolios  mirror  the compositions  of  specific  S&P  indices,  such as the S&P 500 and the S&P 400.  SPDRs are  traded on the  American
Stock  Exchange.  SPDR holders such as the Fund are paid a "Dividend  Equivalent  Amount" that  corresponds  to the amount of cash  dividends  accruing to the  securities  held by the SPDR Trust,  net of certain fees and  expenses.
The 1940  Act  limits  investments  in  securities  of  other  investment  companies,  such as SPDR  Trusts.  These limitations  include,  among  others,  that,  subject to certain  exceptions,  no more than 10% of the Fund's total assets may be invested in securities of other  investment  companies and no more than 5% of its total assets may be invested in the securities of any one investment company.

         Additional  information  on  investing  in other  investment  companies  and its risks is  included in the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Fund may,  from time to time,  purchase debt  securities  issued by the
U.S.  government.  These  securities  include  Treasury bills,  notes and bonds.  Treasury bills have a maturity of one year or less,  Treasury notes generally have a maturity of one to ten years,  and Treasury bonds generally have maturities of more than ten years.

         U.S.   government  debt  securities  also  include   securities   issued  or  guaranteed  by  agencies  or
instrumentalities  of the U.S.  government.  Some  obligations  of U.S.  government  agencies,  such as  Government
National Mortgage Association ("GNMA")  participation  certificates,  are supported by the full faith and credit of the U.S.  Treasury.  GNMA  Certificates are  mortgage-backed  securities  representing  part ownership of a pool of mortgage loans.  These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations  -- are  either  insured  by  the  Federal  Housing  Administration  or  guaranteed  by  the  Veterans
Administration.  A "pool" or group of such  mortgages is assembled  and,  after being  approved by GNMA, is offered to investors  through  securities  dealers.  Once approved by GNMA, the timely payment of interest and principal on each  mortgage  is  guaranteed  by GNMA and  backed by the full  faith  and  credit  of the U.S.  government.  (For additional  information on  mortgage-backed  securities and their risks, see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods.")

         Other United States  government debt  securities,  such as securities of the Federal Home Loan Banks,  are supported  by the right of the issuer to borrow from the  Treasury.  Others,  such as bonds issued by Fannie Mae, a federally  chartered  private  corporation,  are supported  only by the credit of the  corporation.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the agency  issuing  or  guaranteeing  the  obligation  in the event the  agency or  instrumentality  does not meet its commitments.  The Fund will invest in securities of such  instrumentalities  only when its Sub-advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

         When-Issued  and  Delayed-Delivery  Transactions.  Ordinarily,  the Fund buys and sells  securities  on an ordinary  settlement  basis.  That means that the buy or sell order is sent,  and the Fund actually  takes delivery or gives up physical  possession  of the security on the  "settlement  date," which is three  business  days later.
However, the Fund also may purchase and sell securities on a when-issued or delayed-delivery basis.

         When-issued or  delayed-delivery  transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an  agreed-upon  time in the future.  The Fund may engage in this practice in an effort to secure an  advantageous  price and yield.  However,  the yield on a comparable  security  available  when delivery  actually  takes  place  may  vary  from  the  yield  on the  security  at the  time  the  when-issued  or delayed-delivery transaction was entered into.

         Additional  information on when-issued and  delayed-delivery  transactions  and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Futures, Options and Other Financial Instruments.

         General.   As  discussed  in  the  Prospectus,   the  Sub-adviser  may  use  various  types  of  financial
instruments,  some of which are  derivatives,  to  attempt  to manage  the risk of the  Fund's  investments  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for investing in  securities).  These  financial instruments  include options,  futures contracts  (sometimes referred to as "futures"),  forward contracts,  swaps, caps,  floors and collars  (collectively,  "Financial  Instruments").  The policies in this section do not apply to other types of instruments  sometimes referred to as derivatives,  such as indexed securities,  and mortgage-backed and other asset-backed securities.

         Hedging  strategies can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges. A short hedge involves the use of a Financial  Instrument in order to partially or fully offset potential  variations in the value of one or more investments  held in the Fund's  portfolio.  A long or anticipatory  hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more investments that the Fund intends to acquire.  In an anticipatory hedge  transaction,  the Fund does not already  own a  corresponding  security.  Rather,  it relates to a security  or type of security  that the Fund intends to acquire.  If the Fund does not  eliminate  the hedge by  purchasing  the  security as  anticipated,  the effect on the Fund's  portfolio  generally  is the same as if a long  position in the security  were entered  into.
Financial  Instruments  may also be used, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for investing in securities).

         Financial  Instruments  on  individual  securities  generally  are used to attempt to hedge  against price movements  in one or more  particular  securities  positions  that the Fund  already  owns or intends  to  acquire.
Financial  instruments  on  indices,  in  contrast,  generally  are used to  attempt to hedge all or a portion of a portfolio  against price  movements of securities  within a market sector in which the Fund has invested or expects to invest.

         The use of Financial  Instruments is subject to applicable  regulations of the SEC, the several  exchanges upon which they are traded,  and the CFTC.  In addition,  the Fund's  ability to use Financial  Instruments  may be limited  by  tax  considerations.  See  this  SAI  under  "Additional  Tax  Considerations."  In  addition  to  the instruments and strategies  described  below,  the  Sub-advisor may use other similar or related  techniques to the extent that they are consistent with the Fund's  investment  objective and permitted by its investment  limitations and applicable regulatory authorities.

         Special Risks.  Financial  Instruments and their use involve special  considerations and risks, certain of which are described below.

         (1)  Financial  Instruments  may  increase  the  volatility  of the  Fund.  If the  Sub-advisor  employs a
Financial Instrument that correlates  imperfectly with the Fund's investments,  a loss could result,  regardless of whether or not the intent was to manage risk.

         (2) There might be imperfect  correlation  between  price  movements of a Financial  Instrument  and price movements of the investment(s)  being hedged. For example,  if the value of a Financial  Instrument used in a short hedge  increased  by less than the  decline  in value of the  hedged  investment(s),  the hedge  would not be fully successful.  This  might  be  caused  by  certain  kinds  of  trading  activity  that  distorts  the  normal  price relationship between the security being hedged and the Financial Instrument.

         The Fund is  authorized  to use  options  and  futures  contracts  related  to  securities  with  issuers, maturities or other  characteristics  different from the securities in which it typically invests.  This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

         The  direction  of options  and  futures  price  movements  can also  diverge  from the  direction  of the movements  of the prices of their  underlying  instruments,  even if the  underlying  instruments  match the Fund's investments  well.  Options and futures prices are affected by such factors as current and  anticipated  short-term interest rates,  changes in volatility of the underlying  instrument,  and the time remaining  until  expiration of the  contract,  which may not affect  security  prices the same way.  Imperfect  correlation  may also  result from differing  levels of demand in the  options  and  futures  markets  and the  securities  markets,  from  structural differences  in how options and futures and securities are traded,  or from  imposition of daily price  fluctuation limits or trading  halts.  The Fund may take  positions in options and futures  contracts  with a greater or lesser face value than the  securities  it wishes to hedge or intends to  purchase in order to attempt to  compensate  for differences  in  volatility  between the contract and the  securities,  although  this may not be successful in all cases.

         (3) If successful,  the above-discussed  hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable  price movements of portfolio  securities.  However,  such strategies can also  reduce  opportunity  for gain by  offsetting  the  positive  effect of  favorable  price  movements.  For example,  if the Fund  entered  into a short hedge  because the  Sub-advisor  projected a decline in the price of a security in the Fund's portfolio,  and the price of that security  increased  instead,  the gain from that increase would  likely be wholly or  partially  offset by a  decline  in the value of the short  position  in the  Financial
Instrument.  Moreover,  if the price of the  Financial  Instrument  declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund is required to maintain assets as "cover," maintain  segregated  accounts or make margin payments when they take positions in Financial  Instruments  involving  obligations to third parties
(i.e.,  Financial  Instruments other than purchased  options).  If the Fund is unable to close out its positions in such  Financial  Instruments,  it might be required to continue to maintain such assets or  segregated  accounts or make such payments until the position expired.

         Cover.  Positions  in  Financial  Instruments,  other  than  purchased  options,  expose  the  Fund  to an obligation to another  party.  The Fund will not enter into any such  transaction  unless it owns (1) an offsetting
("covered")  position in securities,  currencies or other options,  futures contracts or forward contracts,  or (2)
cash or liquid assets with a value,  market-to-market  daily, sufficient to cover its obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines  regarding cover for these  instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

         Assets  used as cover or held as  segregated  cannot  be sold  while  the  position  in the  corresponding
Financial  Instrument is open unless they are replaced with other appropriate  assets. As a result,  the commitment of a large  portion of the Fund's  assets to cover or to hold as segregated  could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

         Options.  The Fund may engage in  certain  strategies  involving  options to attempt to manage the risk of
its  investments  or,  in  certain  circumstances,   for  investment  (e.g.,  as  a  substitute  for  investing  in securities).

         The  purchase of call  options  can serve as a hedge  against a price rise of the  underlying  security or instrument  and the  purchase  of put  options  can serve as a hedge  against  a price  decline  of the  underlying security or  instrument.  Writing call options can serve as a limited short hedge because  declines in the value of the hedged  investment  would be offset to the extent of the premium  received for writing the option.  Writing put options can serve as a limited long or anticipatory  hedge because  increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         The value of an option  position  will  reflect,  among  other  things,  the current  market  value of the underlying  investment,  the time remaining until expiration,  the relationship of the exercise price to the market price of the  underlying  investment,  the price  volatility of the  underlying  investment  and general market and interest rate conditions.  Options that expire unexercised have no value.

         The Fund may  effectively  terminate  its right or  obligation  under an option by entering into a closing transaction.  For example,  the Fund may  terminate a position in a put or call option it had  purchased by writing an  identical  put or call option,  which is known as a closing sale  transaction.  Closing  transactions  permit a
Fund to realize  profits or limit losses on an option  position  prior to its exercise or  expiration.  If the Fund were unable to effect a closing  transaction  for an option it had purchased,  it would have to exercise the option to realize any profit.

                  Risks of Options on  Securities.  Options  embody the  possibility  of large amounts of exposure, which will  result in the Fund's  net asset  value  being  more  sensitive  to changes in the value of the  related investment.  The Fund may purchase or write both  exchange-traded and OTC options.  Exchange-traded  options in the
United  States are issued by a clearing  organization  affiliated  with the  exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded  option transaction.  In contrast, OTC options are contracts  between  a fund  and  its  counterparty  (usually  a  securities  dealer  or a bank)  with  no  clearing organization  guarantee.  Failure by the  counterparty  to make or take delivery of the underlying  investment upon exercise  would  result in the loss of any  premium  paid by the Fund as well as the loss of any  expected  benefit from the transaction.

                  Options on Indices.  The risks of purchasing  and selling  options on indices may be greater than options on  securities.  Because  index  options  are  settled in cash,  when the Fund writes a call on an index it cannot fulfill its potential settlement  obligations by delivering the underlying  securities.  The Fund can offset some of the risk of writing a call index option by holding a diversified  portfolio of securities  similar to those on which the  underlying  index is based.  However,  the Fund  cannot,  as a practical  matter,  acquire and hold a portfolio  containing  exactly the same securities as underlie the index and, as a result, it bears a risk that the value of the securities held will vary from the value of the index.

                  OTC  Options.  Unlike  exchange-traded  options,  which  are  standardized  with  respect  to the underlying  instrument,  expiration  date,  contract size, and strike price,  the terms of OTC options (options not traded on exchanges)  generally are established  through  negotiation  with the other party to the option contract.
While this type of  arrangement  allows a Fund great  flexibility  to tailor the option to its needs,  OTC  options generally involve greater risk than exchange-traded  options,  which are guaranteed by the clearing organization of the exchange where they are traded.  Generally,  OTC foreign currency  options used by the Fund are  European-style options.

         Additional  information  about  options  transactions  and  their  risks is  included  in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts  and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase of put options on futures can serve as a short hedge.  Writing call options on futures  contracts can serve as a limited  short hedge,  using a strategy  similar to that used for  writing  call  options on  securities  or  indices.  Similarly,  writing  put options on futures contracts can serve as a limited long or anticipatory hedge.

         In  addition,  futures  strategies  can be used  to  manage  the  "duration"  (a  measure  of  anticipated sensitivity  to changes in  interest  rates,  which is  sometimes  related to the  weighted  average  maturity of a portfolio) and associated  interest rate risk of the Fund's  fixed-income  investments.  If the Sub-advisor  wishes to shorten the duration of the Fund's  fixed-income  investments (i.e., reduce anticipated  sensitivity),  the Fund may sell an appropriate  debt futures  contract or a call option thereon,  or purchase a put option on that futures contract.  If the  Sub-advisor  wishes to lengthen  the  duration  of the Fund's  fixed-income  investments  (i.e., increase  anticipated  sensitivity),  the  Fund may buy an  appropriate  debt  futures  contract  or a call  option thereon, or sell a put option thereon.

         At the  inception  of a futures  contract,  the Fund will be  required to deposit  "initial  margin" in an amount  generally equal to 10% or less of the contract  value.  Unlike margin in securities  transactions,  initial margin on futures  contracts  and written  options on futures  contracts  does not represent a borrowing on margin, but rather is in the  nature of a  performance  bond or  good-faith  deposit  that is  returned  to the Fund at the termination of the transaction if all contractual  obligations  have been satisfied.  Under certain  circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits.

         If the Fund were unable to liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would  continue to be subject to market  risk with  respect to the  position.  In  addition,  except in the case of purchased  options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to continue to maintain  the  position  being  hedged by the futures  contract or option or to continue to maintain cash or securities in a segregated account.

                  Risks of Futures  Contracts and Options  Thereon.  The spreads at a given time between  prices in the cash and futures  markets  (including  the options on futures  markets),  due to  differences in the natures of those  markets,  will  fluctuate  based on a number of factors.  For instance,  the liquidity of the futures market depends on  participants  entering  into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be reduced,  thus producing price  distortion.  Due to the possibility of distortion,  a hedge may not be successful.  Although stock index futures contracts do not require physical  delivery,  under  extraordinary  market  conditions,  liquidity of such futures contracts also could be reduced.

         For additional  information on futures  contracts and options on futures and their risks, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Index  Futures.  The price of index futures may move  proportionately  more than or less than the price of the  securities  being  hedged.  If the price of the index  futures  moves  proportionately  less than the price of the  securities  that are the subject of the hedge,  the hedge will not be fully  effective.  Assuming the price of the securities being hedged has moved in an unfavorable  direction,  as anticipated when the hedge was put into  place,  the Fund would be in a better  position  than if it had not hedged at all,  but not as good as if the price  of the  index  futures  moved in full  proportion  to that of the  hedged  securities.  If the  price of the futures contract moves more than the price of the securities,  the Fund will experience  either a loss or a gain on the futures  contract that will not be completely  offset by movements in the price of the securities  that are the subject of the hedge.

         Where index futures are  purchased in an  anticipatory  hedge,  it is possible that the market may decline instead.  If the Fund then decides not to invest in the  securities  at that time because of concern as to possible further market decline or for other reasons,  it will realize a loss on the futures  contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         Foreign  Currency  Hedging  Strategies  -- Special  Considerations.  The Fund may use  options and futures contracts on foreign currencies,  as mentioned previously,  and forward currency contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the Fund's  securities  are denominated  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for  investing in securities denominated  in foreign  currency).  Currency  hedges can protect  against  price  movements in a security that the
Fund owns or intends to  acquire  that are  attributable  to  changes in the value of the  currency  in which it is denominated.

         The  Fund  may  seek  to  hedge  against  price  movements  in a  particular  currency  by  entering  into transactions  using  Financial  Instruments on another  currency or a basket of currencies,  the value of which the
Sub-advisor  believes will have a high degree of positive  correlation  to the value of the currency  being hedged.
The risk that  movements in the price of the Financial  Instrument  will not correlate  perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

         The value of Financial  Instruments on foreign currencies depends on the value of the underlying  currency relative to the U.S.  dollar.  Because  foreign  currency  transactions  occurring  in the  interbank  market might involve  substantially  larger amounts than those  involved in the use of such  Financial  Instruments by the Fund, the Fund could be  disadvantaged by having to deal in the odd-lot market  (generally  consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no  systematic  reporting  of last sale  information  for foreign  currencies  or any  regulatory requirement  that  quotations  available  through  dealers or other  market  sources be firm or revised on a timely basis.  Quotation  information  generally is representative of very large  transactions in the interbank market and thus might not reflect odd-lot  transactions  where rates might be less favorable.  The interbank market in foreign currencies  is a global,  round-the-clock  market.  To the extent the U.S.  options or futures  markets  are closed while the markets for the  underlying  currencies  remain open,  significant  price and rate  movements  might take place in the underlying  markets that cannot be reflected in the markets for the Financial  Instruments  until they reopen.

         Settlement of hedging  transactions  involving  foreign  currencies might be required to take place within the country  issuing the  underlying  currency.  Thus, the Fund might be required to accept or make delivery of the underlying  foreign  currency in  accordance  with any U.S. or foreign  regulations  regarding the  maintenance  of foreign  banking  arrangements  by U.S.  residents  and  might be  required  to pay any  fees,  taxes  and  charges associated with such delivery assessed in the issuing country.

         Forward  Currency  Contracts  and Foreign  Currency  Deposits.  The Fund may enter into  forward  currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

         If the Fund  uses  forward  currency  contracts  to hedge  against  a  decline  in the  value of  existing investments  denominated  in  foreign  currency,  such a hedge  would tend to offset  both  positive  and  negative currency  fluctuations,  but would not offset changes in security  values caused by other  factors.  The Fund could also hedge the  position by entering  into a forward  currency  contract to sell  another  currency (or a basket of currencies)  expected  to  perform  similarly  to the  currency  in  which  the  Fund's  existing  investments  are denominated.  This type of hedge could offer  advantages in terms of cost,  yield or efficiency,  but may not hedge currency  exposure as effectively as a simple hedge against U.S.  dollars.  This type of hedge may result in losses if the  currency  used to hedge does not  perform  similarly  to the  currency in which the hedged  securities  are denominated.

         The cost to the Fund of  engaging  in  forward  currency  contracts  will  vary with  factors  such as the currency  involved,  the length of the contract  period and the market  conditions then  prevailing.  When the Fund enters into a forward currency  contract,  it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the  contract.  Failure by the  counterparty  to do so would result in the loss of some or all of any expected benefit of the transaction.

         As is the case with futures  contracts,  purchasers  and sellers of forward  currency  contracts can enter into  offsetting  closing  transactions,  similar  to closing  transactions  on  futures  contracts,  by selling or purchasing,  respectively,  an  instrument  identical  to the  instrument  purchased  or  sold.  Secondary  markets generally do not exist for forward currency contracts,  with the result that closing transactions  generally can be made for forward  currency  contracts only by negotiating  directly with the  counterparty.  Thus,  there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity.  In addition,  in the event of insolvency of the  counterparty,  the Fund might be unable to close out a forward  currency  contract.  In either event,  the Fund would continue to be subject to market risk with respect to the  position,  and would  continue  to be required to  maintain a position  in  securities  denominated  in the foreign currency or to segregate cash or liquid assets.

         Forward currency  contracts may substantially  change a fund's investment  exposure to changes in currency exchange  rates and could  result in losses to the Fund if  currencies  do not perform as the adviser  anticipates.
There is no assurance that the  Sub-advisor's  use of forward  currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

         The Fund may also purchase and sell foreign  currency and invest in foreign  currency  deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

         Additional  information  about forward  currency  contracts and other foreign  currency  transactions  and their risks is  included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Combined  Positions.  The Fund may purchase and write options or futures in  combination  with each other, or in combination  with futures or forward currency  contracts,  to manage the risk and return  characteristics  of its  overall  position.  For  example,  the Fund may  purchase  a put  option  and write a call  option on the same underlying  instrument,  in order to  construct  a combined  position  whose risk and  return  characteristics  are similar to selling a futures  contract.  Another possible  combined position would involve writing a call option at one strike  price and  buying a call  option at a lower  price,  in order to reduce  the risk of the  written  call option in the event of a substantial  price increase.  Because combined options  positions involve multiple trades, they result in higher transaction costs.

         Turnover.  The Funds'  options  and futures  activities  may affect  their  turnover  rates and  brokerage commission  payments.  The  exercise  of calls or puts  written by the Fund,  and the sale or  purchase  of futures contracts,  may cause it to sell or purchase  related  investments,  thus  increasing its turnover  rate.  Once the
Fund has received an exercise notice on an option it has written,  it cannot effect a closing  transaction in order to  terminate  its  obligation  under the option  and must  deliver or receive  the  underlying  securities  at the exercise  price.  The  exercise  of puts  purchased  by the Fund may also  cause the sale of  related  investments, increasing  turnover.  Although such exercise is within the Fund's  control,  holding a protective  put might cause it to sell the related  investments  for reasons  that would not exist in the absence of the put. The Fund will pay a brokerage  commission  each time it buys or sells a put or call or  purchases or sells a futures  contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

         Swaps,  Caps,  Floors and Collars.  The Fund is authorized to enter into swaps,  caps, floors and collars.
Additional  information  on swaps,  caps and  floors  is  included  in this SAI under  "Certain  Risk  Factors  and
Investment Methods."  A collar combines elements of buying a cap and selling a floor.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF INVESCO  Technology Fund.  These  limitations are not fundamental  restrictions,  and can be changed without shareholder approval.

         1.       The Fund will not  change  its  policy  to  invest  at least  80% of the  value of its  assets in securities  issued  by  technology-related  companies  unless  it  provides  60 days  prior  written  notice to its shareholders.

         2.       The Fund may not sell  securities  short  (unless  it owns or has the right to obtain  securities equivalent  in kind and amount to the  securities  sold short) or purchase  securities  on margin,  except that (i)
this policy does not prevent the Fund from entering into short positions in foreign  currency,  futures  contracts, options,  forward  contracts,  swaps,  caps,  floors,  collars and other financial  instruments,  (ii) the Fund may obtain such  short-term  credits as are necessary for the  clearance of  transactions,  and (iii) the Fund may make margin payments in connection with futures  contracts,  options,  forward contracts,  swaps, caps, floors,  collars and other financial instruments.

         3.       The Fund does not  currently  intend to purchase any  security if, as a result,  more than 15% of its net assets  would be invested in  securities  that are deemed to be illiquid  because they are subject to legal or  contractual  restrictions  on resale or because  they cannot be sold or disposed of in the  ordinary  course of business at approximately the prices at which they are valued.

         4.       The Fund may invest in securities  issued by other  investment  companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF INVESCO HEALTH SCIENCES FUND:

Investment  Objective:  The investment  objective of the Fund is to seek growth.  The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

Investment Policies:

         ADRs.  American Depositary  Receipts,  or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign  corporations  that are held by the bank issuing the receipt.  An ADR entitles its holder to all  dividends  and  capital  gains on the  underlying  foreign  securities,  less any  fees  paid to the  bank.
Purchasing  ADRs gives the Fund the ability to purchase the  functional  equivalent of foreign  securities  without going  to the  foreign  securities  markets  to do so.  ADRs  are  bought  and sold in U.S.  dollars,  not  foreign currencies.  An ADR that is "sponsored" means that the foreign  corporation whose shares are represented by the ADR is  actively  involved  in the  issuance  of the  ADR,  and  generally  provides  material  information  about  the corporation to the U.S. market.  An "unsponsored"  ADR program means that the foreign  corporation whose shares are held by the bank is not obligated to disclose  material  information  in the United  States,  and,  therefore,  the market  value of the ADR may not  reflect  important  facts known only to the  foreign  company.  Since they mirror their underlying  foreign  securities,  ADRs generally have the same risks as investing  directly in the underlying foreign securities.

         Certificates  of Deposit in Foreign Banks and U.S.  Branches of Foreign Banks.  The Fund may maintain time deposits in and invest in U.S. dollar  denominated CDs issued by foreign banks and U.S.  branches of foreign banks.
The Fund limits  investments in foreign bank  obligations to U.S. dollar  denominated  obligations of foreign banks which have more than $10  billion  in assets,  have  branches  or  agencies  in the U.S.,  and meet other  criteria established by the Company's Directors.

         The Fund may also  invest in bankers'  acceptances,  time  deposits  and  certificates  of deposit of U.S.
branches of foreign banks and foreign  branches of U.S.  banks.  Investments  in  instruments  of U.S.  branches of foreign banks will be made only with branches that are subject to the same  regulations as U.S. banks.  Investments in instruments  issued by a foreign branch of a U.S. bank will be made only if the investment  risk associated with such  investment is the same as that involving an investment in  instruments  issued by the U.S.  parent,  with the
U.S.  parent  unconditionally  liable in the event that the foreign  branch fails to pay on the  investment for any reason.

         Commercial  Paper.  Commercial  paper is the term for  short-term  promissory  notes  issued  by  domestic corporations to meet current working capital needs.  Commercial paper may be unsecured by the corporation's  assets but may be backed by a letter of credit from a bank or other financial  institution.  The letter of credit enhances the paper's  creditworthiness.  The issuer is directly  responsible for payment but the bank  "guarantees"  that if the note is not paid at maturity by the issuer,  the bank will pay the  principal  and  interest to the buyer.  The
Sub-advisor  will consider the  creditworthiness  of the institution  issuing the letter of credit,  as well as the creditworthiness  of the issuer of the  commercial  paper,  when  purchasing  paper enhanced by a letter of credit.
Commercial paper is sold either as  interest-bearing  or on a discounted  basis,  with maturities not exceeding 270 days.

         Debt  Securities.  Debt  securities  include bonds,  notes and other  securities  that give the holder the right to  receive  fixed  amounts  of  principal,  interest,  or both on a date in the  future or on  demand.  Debt securities  also are often referred to as  fixed-income  securities,  even if the rate of interest  varies over the life of the security.

         Although  the Fund may invest in debt  securities  assigned  lower grade  ratings by S&P or  Moody's,  the
Fund's  investments  have  generally  been limited to debt  securities  rated B or higher by either S&P or Moody's.
Debt securities rated lower than B by either S&P or Moody's are usually  considered to be speculative.  At the time of purchase,  the Sub-advisor  will limit Fund  investments to debt securities  which the Sub-advisor  believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

         A significant  economic  downturn or increase in interest  rates may cause  issuers of debt  securities to experience  increased  financial  problems which could adversely affect their ability to pay principal and interest obligations,  to meet projected business goals, and to obtain additional financing.  These conditions more severely impact issuers of lower-rated  debt securities.  The market for lower-rated  straight debt securities may not be as liquid as the market for  higher-rated  straight debt  securities.  Therefore,  the  Sub-advisor  attempts to limit purchases of lower-rated securities to securities having an established secondary market.

         Although  bonds in the lowest  investment  grade debt category  (those rated BBB by S&P, Baa by Moody's or the  equivalent) are regarded as having adequate  capability to pay principal and interest,  they have  speculative characteristics.  Adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for  higher-rated  bonds.  Lower-rated  bonds by
Moody's  (categories  Ba, B or Caa) are of poorer quality and also have  speculative  characteristics.  Bonds rated
Caa may be in default or there may be present  elements of danger with respect to include  those that are regarded, on  balance,  as  predominantly  speculative  with  respect to the  issuer's  capacity  to pay  interest  and repay principal in accordance  with their terms;  BB indicates the lowest degree of speculation  and CCC a high degree of speculation.  While such bonds likely will have some quality and protective  characteristics,  these are outweighed by large  uncertainties or major risk exposures to adverse  conditions.  Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings.

         The Fund may invest in zero coupon bonds,  step-up  bonds,  mortgage-backed  securities  and  asset-backed securities.  Step-up  bonds  initially  make no (or low) cash  interest  payments but begin  paying  interest (or a higher rate of interest) at a fixed time after issuance of the bond.  The market values of step-up bonds  generally fluctuate  more in response to changes in interest  rates than  interest-paying  securities of comparable  term and quality.  The Fund may be required to distribute  income recognized on these bonds, even though no cash may be paid to the Fund until the  maturity or call date of a bond,  in order for the Fund to maintain its  qualification  as a regulated  investment  company.  These  required  distributions  could  reduce  the  amount of cash  available  for investment by the Fund.

         Additional  information about the debt securities,  mortgage-backed  securities,  asset-backed  securities and zero coupon bonds and their risks,  including the risks of  lower-rated  debt  securities,  is included in this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Domestic Bank  Obligations.  U.S. banks (including their foreign  branches) issue  certificates of deposit
(CDs) and  bankers'  acceptances  which may be  purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating  requirements.  CDs are issued against deposits in a commercial bank for a specified period and rate and are normally  negotiable.  Eurodollar CDs are certificates issued by a foreign  branch  (usually  London) of a U.S.  domestic  bank,  and, as such, the credit is deemed to be that of the domestic bank.  Bankers'  acceptances are short-term credit  instruments  evidencing the promise of the bank (by virtue of the bank's  "acceptance")  to pay at  maturity a draft  which has been drawn on it by a customer
(the "drawer").  Bankers'  acceptances are used to finance the import,  export,  transfer,  or storage of goods and reflect  the  obligation  of both the bank and the  drawer to pay the face  amount.  Both types of  securities  are subject to the ability of the issuing  bank to meet its  obligations,  and are subject to risks  common to all debt securities.  In addition,  banker's  acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

         Equity  and  Convertible  Debt  Securities.  The Fund may  invest  in common  and  preferred  stocks,  and securities  whose  values are tied to the price of  stocks,  such as rights and  warrants.  Additional  information about  these types of  securities  and their risks is included in the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         The Fund also may purchase convertible  securities including  convertible debt obligations and convertible preferred stock. A convertible  security  entitles the holder to exchange it for a fixed number of shares of common stock (or other equity  security),  usually at a fixed price within a specified period of time.  Until  conversion, the owner of  convertible  securities  usually  receives the interest  paid on a  convertible  bond or the dividend preference of a preferred stock.

         A convertible  security has an "investment  value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion  feature.  Investment value changes are based upon prevailing  interest rates and other factors.  It also has a "conversion value," which is the market value the convertible  security would have if it were exchanged for the underlying  equity security.  Convertible  securities may be purchased at varying price levels above or below their investment values or conversion values.

         Conversion  value is a simple  mathematical  calculation  that  fluctuates  directly with the price of the underlying  security.  However,  if the conversion  value is substantially  below the investment  value, the market value of the  convertible  security is governed  principally by its investment  value.  If the conversion  value is near or above investment value, the market value of the convertible  security  generally will rise above investment value. In such cases,  the market value of the convertible  security may be higher than its conversion  value,  due to the combination of the  convertible  security's  right to interest (or dividend  preference) and the possibility of capital  appreciation  from the  conversion  feature.  However,  there is no  assurance  that any premium  above investment  value or conversion  value will be recovered  because  prices  change and, as a result,  the ability to achieve capital appreciation through conversion may be eliminated.

         Eurobonds  and  Yankee  Bonds.  The Fund may  invest in bonds  issued by foreign  branches  of U.S.  banks
("Eurobonds")  and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee  bonds").
These bonds are bought and sold in U.S.  dollars,  but  generally  carry with them the same risks as  investing  in foreign securities.

         Foreign  Securities.  Investments  in the  securities of foreign  companies,  or companies that have their principal business  activities  outside the United States,  involve certain risks not associated with investment in
U.S. companies.  Foreign securities involve certain risks not associated with investment in U.S.  companies,  which are described in more detail in this SAI and the Company's  Prospectus  under  "Certain Risk Factors and Investment
Methods."

         Foreign  currency  exchange  rates are  determined by supply and demand on the foreign  exchange  markets.
Foreign  exchange  markets are affected by the  international  balance of payments and other economic and financial conditions,  government  intervention,  speculation and other factors,  all of which are outside the control of the
Fund.  Generally,  the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

         Financial  Instruments/Derivatives.  The Sub-advisor may use various types of financial instruments,  some of which are  derivatives,  to attempt to manage the risk of the Fund's  investments or, in certain  circumstances, for investment (e.g., as a substitute for investing in securities).  These financial  instruments  include options, futures  contracts  (sometimes  referred to as  "futures"),  forward  contracts,  swaps,  caps,  floors and collars
(collectively,  "Financial  Instruments").  The policies in this section do not apply to other types of instruments sometimes  referred  to as  derivatives,  such  as  indexed  securities,  mortgage-backed  and  other  asset-backed securities, and stripped interest and principal of debt.

         Hedging  strategies can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges. A short hedge involves the use of a Financial  Instrument in order to partially or fully offset potential  variations in the value of one or more investments  held in the Fund's  portfolio.  A long or anticipatory  hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more investments that the Fund intends to acquire.  In an anticipatory hedge  transaction,  the Fund does not already  own a  corresponding  security.  Rather,  it relates to a security  or type of security  that the Fund intends to acquire.  If the Fund does not  eliminate  the hedge by  purchasing  the  security as  anticipated,  the effect on the Fund's portfolio is the same as if a long position were entered into.

         Financial  Instruments may also be used, in certain  circumstances,  for investment (e.g., as a substitute for investing in  securities).  Financial  Instruments  on individual  securities  generally are used to attempt to hedge  against  price  movements  in one or more  particular  securities  positions  that the Fund  already owns or intends to acquire.  Financial  Instruments on indexes, in contrast,  generally are used to attempt to hedge all or a portion of a portfolio  against price  movements of the  securities  within a market sector in which the Fund has invested or expects to invest.

         The use of Financial  Instruments  is subject to applicable  regulations  of the  Securities  and Exchange
Commission  ("SEC"),  the  several  exchanges  upon  which  they are  traded,  and the  Commodity  Futures  Trading
Commission  ("CFTC").  In  addition,  the  Fund's  ability  to use  Financial  Instruments  will be  limited by tax considerations.

         In addition to the instruments and strategies  described  below,  the Sub-advisor may use other similar or related  techniques to the extent that they are consistent  with the Fund's  investment  objective and permitted by its investment limitations and applicable regulatory authorities.

         Options.  The Fund may engage in  certain  strategies  involving  options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

         The purchase of call options can serve as a hedge  against a price rise of the  underlier and the purchase of put options can serve as a hedge against a price decline of the  underlier.  Writing call options can serve as a limited short hedge  because  declines in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.

         Writing put options can serve as a limited long or  anticipatory  hedge because  increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         The value of an option  position  will  reflect,  among  other  things,  the current  market  value of the underlying  investment,  the time remaining until expiration,  the relationship of the exercise price to the market price of the  underlying  investment,  the price  volatility of the  underlying  investment  and general market and interest rate conditions. Options that expire unexercised have no value.

         The Fund may  effectively  terminate  its right or  obligation  under an option by entering into a closing transaction.  For example,  the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical  call or put option,  which is known as a closing  purchase  transaction.  Conversely,  the
Fund may  terminate  a position  in a put or call  option it had  purchased  by writing  an  identical  put or call option,  which is known as a closing sale transaction.  Closing  transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         Options on Indices.  The risks of  purchasing  and selling  options on indexes may be greater than options on  securities.  Because  index  options  are  settled in cash,  when the Fund  writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying  securities.  The Fund can offset some of the risk of writing a call index  option by  holding a  diversified  portfolio  of  securities  similar to those on which  the  underlying  index is based.  However,  the Fund  cannot,  as a  practical  matter,  acquire  and hold a portfolio  containing  exactly the same  securities  as underlie the index and, as a result,  bears a risk that the value of the securities held will vary from the value of the index.

         OTC Options.  Unlike  exchange-traded  options,  which are  standardized  with  respect to the  underlying instrument,  expiration  date,  contract  size, and strike price,  the terms of OTC options  (options not traded on exchanges)  generally are established through  negotiation with the other party to the option contract.  While this type of  arrangement  allows the Fund great  flexibility to tailor the option to its needs,  OTC options  generally involve  greater risk than  exchange-traded  options,  which are  guaranteed  by the clearing  organization  of the exchange where they are traded.

         Additional  information  about  options  transactions  and  their  risks is  included  in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts  and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase of put options on futures can serve as a short hedge.  Writing call options on futures contracts can serve as a limited short hedge,  using a strategy  similar to that used for writing call options on  securities or indexes.  Similarly,  writing put options on futures contracts can serve as a limited long or anticipatory hedge.

         In  addition,  futures  strategies  can be used  to  manage  the  "duration"  (a  measure  of  anticipated sensitivity  to changes in  interest  rates,  which is  sometimes  related to the  weighted  average  maturity of a portfolio) and associated  interest rate risk of the Fund's  fixed-income  portfolio.  If the Sub-Advisor wishes to shorten the duration of the Fund's  fixed-income  portfolio (i.e.,  reduce anticipated  sensitivity),  the Fund may sell an  appropriate  debt  futures  contract or a call option  thereon,  or purchase a put option on that  futures contract.  If the Sub-advisor wishes to lengthen the duration of the Fund's fixed-income  portfolio (i.e., increase anticipated  sensitivity),  the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

         At the  inception of a futures  contract,  the Fund is required to deposit  "initial  margin" in an amount generally  equal to 10% or less of the contract  value.  Initial  margin must also be deposited when writing a call or put option on a futures contract,  in accordance with applicable exchange rules.  Subsequent  "variation margin"
payments  are made to and from the  futures  broker  daily as the value of the futures or written  option  position varies,  a process  known as  "marking-to-market."  Unlike  margin in securities  transactions,  initial  margin on futures  contracts and written  options on futures  contracts does not represent a borrowing on margin,  but rather is in the nature of a performance  bond or good-faith  deposit that is returned to the Fund at the  termination  of the transaction if all contractual  obligations have been satisfied.  Under certain circumstances,  such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits.

         If the Fund were unable to liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would  continue to be subject to market  risk with  respect to the  position.  In  addition,  except in the case of purchased  options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to continue to maintain  the  position  being  hedged by the futures  contract or option or to continue to maintain cash or securities in a segregated account.

         Index  Futures.  For additional  information on futures  contracts and options on futures and their risks, see this SAI and the Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods." The price of the index futures may move  proportionately  more than or less than the price of the  securities  being hedged.  If the price of the index  futures moves  proportionately  less than the price of the  securities  that are the subject of the hedge,  the hedge will not be fully  effective.  Assuming the price of the securities being hedged has moved in an  unfavorable  direction,  as  anticipated  when the  hedge  was put into  place,  the Fund  would be in a better position  than if it had not  hedged at all,  but not as good as if the price of the  index  futures  moved in full proportion to that of the hedged  securities.  However,  if the price of the securities being hedged has moved in a favorable direction,  this advantage will be partially offset by movement of the price of the futures contract.  If the price of the futures  contract moves more than the price of the securities,  the Fund will experience  either a loss or a gain on the  futures  contract  that  will not be  completely  offset  by  movements  in the price of the securities that are the subject of the hedge.

         Where index futures are  purchased in an  anticipatory  hedge,  it is possible that the market may decline instead.  If the Fund then decides not to invest in the  securities  at that time because of concern as to possible further market decline or for other reasons,  it will realize a loss on the futures  contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         Foreign  Currency  Hedging  Strategies--Special  Considerations.  The Fund  may use  options  and  futures contracts on foreign currencies,  as mentioned previously,  and forward currency contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the Fund's  securities  are denominated  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for  investing in securities denominated in foreign  currency).  Currency hedges can protect against price movements in a security that the Fund owns or  intends  to  acquire  that  are  attributable  to  changes  in the  value of the  currency  in which it is denominated.

         The Fund might seek to hedge  against  changes in the value of a  particular  currency  when no  Financial
Instruments  on that currency are available or such  Financial  Instruments  are more  expensive than certain other
Financial  Instruments.  In such cases,  the Fund may seek to hedge  against  price  movements in that  currency by entering into  transactions  using Financial  Instruments on another currency or a basket of currencies,  the value of which the  Sub-advisor  believes  will have a high degree of positive  correlation  to the value of the currency being hedged.  The risk that movements in the price of the Financial  Instrument will not correlate  perfectly with movements in the price of the currency  subject to the hedging  transaction  may be increased when this strategy is used.

         The value of Financial  Instruments on foreign currencies depends on the value of the underlying  currency relative to the U.S.  dollar.  Because  foreign  currency  transactions  occurring  in the  interbank  market might involve substantially larger amounts than those involved in the use of such Financial  Instruments,  the Fund could be  disadvantaged  by having to deal in the odd-lot market  (generally  consisting of  transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no  systematic  reporting  of last sale  information  for foreign  currencies  or any  regulatory requirement  that  quotations  available  through  dealers or other  market  sources be firm or revised on a timely basis.  Quotation  information  generally is representative of very large  transactions in the interbank market and thus might not reflect odd-lot  transactions  where rates might be less favorable.  The interbank market in foreign currencies  is a global,  round-the-clock  market.  To the extent the U.S.  options or futures  markets  are closed while the markets for the  underlying  currencies  remain open,  significant  price and rate  movements  might take place in the underlying  markets that cannot be reflected in the markets for the Financial  Instruments  until they reopen.

         Settlement of hedging  transactions  involving  foreign  currencies might be required to take place within the country  issuing the  underlying  currency.  Thus, the Fund might be required to accept or make delivery of the underlying  foreign  currency in  accordance  with any U.S. or foreign  regulations  regarding the  maintenance  of foreign  banking  arrangements  by U.S.  residents  and  might be  required  to pay any  fees,  taxes  and  charges associated with such delivery assessed in the issuing country.

         Forward  Currency  Contracts  and Foreign  Currency  Deposits.  The Fund may enter into  forward  currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

         The Fund may also use  forward  currency  contracts  to hedge  against a decline in the value of  existing investments  denominated  in  foreign  currency.  Such a hedge  would tend to offset  both  positive  and  negative currency  fluctuations,  but would not offset changes in security  values caused by other  factors.  The Fund could also hedge the position by entering into a forward currency  contract to sell another currency  expected to perform similarly  to the  currency in which the Fund's  existing  investments  are  denominated.  This type of hedge could offer  advantages in terms of cost,  yield or efficiency,  but may not hedge currency  exposure as effectively as a simple hedge against U.S.  dollars.  This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may also use forward  currency  contracts in one currency or a basket of currencies to attempt to hedge  against  fluctuations  in the value of securities  denominated  in a different  currency if the  Sub-advisor anticipates that there will be a positive correlation between the two currencies.

         The cost to the Fund of engaging in forward  currency  contracts  varies with factors such as the currency involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward currency contracts  are usually  entered into on a principal  basis,  no fees or  commissions  are  involved.  When the Fund enters into a forward currency  contract,  it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the  contract.  Failure by the  counterparty  to do so would result in the loss of some or all of any expected benefit of the transaction.

         As is the case with futures  contracts,  purchasers  and sellers of forward  currency  contracts can enter into  offsetting  closing  transactions,  similar  to closing  transactions  on  futures  contracts,  by selling or purchasing,  respectively,  an  instrument  identical  to the  instrument  purchased  or  sold.  Secondary  markets generally do not exist for forward currency contracts,  with the result that closing transactions  generally can be made for forward  currency  contracts only by negotiating  directly with the  counterparty.  Thus,  there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity. In addition,  in the event of insolvency of the counterparty,  the Fund might be unable to close out a forward  currency  contract.  In either event, the Fund would continue to be subject to market risk with respect to the position,  and would  continue to be required to maintain a position in securities  denominated  in the foreign currency or to segregate cash or liquid assets.

         Forward  currency  contracts  may  substantially  change  the  Fund's  investment  exposure  to changes in currency  exchange  rates and could result in losses to the Fund if  currencies  do not perform as the  Sub-advisor anticipates.  There is no assurance that the Sub-advisor's  use of forward currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

>

         The Fund may also purchase and sell foreign  currency and invest in foreign  currency  deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

         Additional  information  about forward  currency  contracts and other foreign  currency  transactions  and their risks is  included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Combined  Positions.  The Fund may purchase and write options or futures in  combination  with each other, or in combination  with futures or forward currency  contracts,  to manage the risk and return  characteristics  of its  overall  position.  For  example,  the Fund may  purchase  a put  option  and write a call  option on the same underlying  instrument,  in order to  construct  a combined  position  whose risk and  return  characteristics  are similar to selling a futures  contract.  Another possible  combined position would involve writing a call option at one strike  price and  buying a call  option at a lower  price,  in order to reduce  the risk of the  written  call option in the event of a substantial  price increase.  Because combined options  positions involve multiple trades, they result in higher transaction costs.

         Turnover.  The Fund's  options  and futures  activities  may affect  their  turnover  rates and  brokerage commission  payments.  The  exercise  of calls or puts  written by the Fund,  and the sale or  purchase  of futures contracts,  may cause it to sell or purchase related investments,  thus increasing its turnover rate. Once the Fund has received an exercise  notice on an option it has written,  it cannot effect a closing  transaction  in order to terminate its  obligation  under the option and must deliver or receive the  underlying  securities at the exercise price.  The  exercise  of puts  purchased  by the Fund may also cause the sale of related  investments,  increasing turnover.  Although such  exercise is within the Fund's  control,  holding a protective  put might cause it to sell the related  investments  for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission  each time it buys or sells a put or call or purchases  or sells a futures  contract.  Such  commissions may be higher than those that would apply to direct purchases or sales.

         Swaps,  Caps,  Floors and Collars.  The Fund is authorized to enter into swaps,  caps, floors and collars.
Additional  information  about forward currency  contracts and other foreign currency  transactions and their risks is included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment  Methods." A collar combines elements of buying a cap and selling a floor.

         Investment  Company  Securities.  The Fund may invest in securities  issued by other investment  companies that  invest in  short-term  debt  securities  and seek to  maintain a net asset  value of $1.00 per share  ("money market funds").  The Fund also may invest in Standard & Poor's  Depositary  Receipts  ("SPDRs") and shares of other investment  companies.  SPDRs are investment  companies whose  portfolios  mirror the  compositions of specific S&P indices,  such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock  Exchange.  SPDR holders such as the Fund are paid a "Dividend  Equivalent  Amount" that corresponds to the amount of cash dividends  accruing to the securities  held by the SPDR Trust,  net of certain fees and expenses.  The Investment  Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment  companies,  such as the SPDR Trust.
These  limitations  include,  among others,  that,  subject to certain  exceptions,  no more than 10% of the Fund's total assets may be invested in securities of other investment  companies,  no more than 5% of its total assets may be  invested  in the  securities  of any one  investment  company,  and the Fund  may not own  more  than 3% of the outstanding shares of any investment company.

         Additional  information  on  investing  in other  investment  companies  and its risks is  included in the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         REITS -- Real Estate  Investment  Trusts are  investment  trusts that invest  primarily in real estate and securities  of  businesses  connected  to the real estate  industry.  A REIT is a managed  portfolio of real estate investments.  Certain  REITs holds  equity  positions in real estate and provides  their  shareholders  with income from the leasing of its  properties  and capital  gains from any sales of  properties.  Other REITs  specialize  in lending  money to developers of properties  and pass any interest  income earned to their  shareholders.  REITs are dependent upon management  skills of their  operators.  REITs generally are not  diversified,  and are,  therefore, subject to the risk of  financing a few  projects or an  unlimited  number of  projects.  They are also  subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

         Securities  Lending.  The Fund may lend its  portfolio  securities.  The  advantage  of lending  portfolio securities  is that the Fund  continues  to have the benefits  (and risks) of  ownership of the loaned  securities, while at the same time  receiving  interest  from the  borrower  of the  securities.  The  primary  risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

         Sovereign Debt. In certain  emerging  countries,  the central  government and its agencies are the largest debtors to local and foreign banks and others.  Sovereign debt involves the risk that the  government,  as a result of  political  considerations  or cash flow  difficulties,  may fail to make  scheduled  payments  of  interest  or principal and may require holders to participate in  rescheduling of payments or even to make additional  loans. If an emerging  country  government  defaults on its sovereign debt,  there is likely to be no legal  proceeding under which the debt may be ordered  repaid,  in whole or in part.  The  ability or  willingness  of a foreign  sovereign debtor to make payments of principal and interest in a timely  manner may be  influenced  by, among other  factors, its cash flow, the magnitude of its foreign  reserves,  the  availability of foreign  exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current  relationship  with the  International
Monetary Fund and its then current political  constraints.  Some of the emerging countries issuing such instruments have  experienced  high rates of inflation in recent years and have extensive  internal debt.  Among other effects, high inflation and internal debt service  requirements  may adversely  affect the cost and  availability  of future domestic  sovereign  borrowing to finance  government  programs,  and may have other adverse social,  political and economic  consequences,  including effects on the willingness of such countries to service their sovereign debt. An emerging  country  government's  willingness  and ability to make timely  payments on its  sovereign  debt also are likely to be heavily  affected by the  country's  balance of trade and its access to trade and other  international credits.  If a country's  exports are concentrated in a few commodities,  such country would be more  significantly exposed to a decline in the  international  prices of one or more of such  commodities.  A rise in protectionism on the part of its trading  partners,  or  unwillingness  by such partners to make payment for goods in hard currency, could also adversely  affect the country's  ability to export its products and repay its debts.  Sovereign  debtors may also be dependent on expected  receipts from such  agencies and others abroad to reduce  principal and interest arrearages on their debt.  However,  failure by the sovereign debtor or other entity to implement  economic reforms negotiated with multilateral  agencies or others, to achieve specified levels of economic  performance,  or to make other debt  payments  when due, may cause third  parties to terminate  their  commitments  to provide  funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

         The Fund may invest in debt  securities  issued under the "Brady Plan" in connection  with  restructurings in emerging country debt markets or earlier loans.  These  securities,  often referred to as "Brady Bonds," are, in some cases,  denominated  in U.S.  dollars and  collateralized  as to principal by U.S.  Treasury zero coupon bonds having the same maturity.  At least one year's interest  payments,  on a rolling basis, are  collateralized by cash or other  investments.  Brady Bonds are actively traded on an  over-the-counter  basis in the secondary  market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

         U.S.  Government  Securities.  The Fund may,  from time to time,  purchase debt  securities  issued by the
U.S. government.  These securities include Treasury bills, notes, and bonds.  Treasury bills have a maturity of one year or less,  Treasury  notes  generally have a maturity of one to ten years,  and Treasury  bonds  generally have maturities of more than ten years.

         U.S.   government  debt  securities  also  include   securities   issued  or  guaranteed  by  agencies  or
instrumentalities  of the U.S.  government.  Some obligations of U.S.  government  agencies,  which are established
under  the  authority  of  an  act  of  Congress,   such  as  Government  National  Mortgage  Association  ("GNMA")
Participation  Certificates,  are supported by the full faith and credit of the U.S.  Treasury.  GNMA  Certificates are  mortgage-backed  securities  representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations -- are either insured by the
Federal Housing  Administration or guaranteed by the Veterans  Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities  dealers.  Once approved by GNMA,  the timely  payment of interest and  principal on each  mortgage is  guaranteed by GNMA and backed by the full faith and credit of the U.S.  government.  The  market  value of GNMA  Certificates  is not  guaranteed.  GNMA
Certificates  are different from bonds because  principal is paid back monthly by the borrower over the term of the loan rather than  returned in a lump sum at  maturity,  as is the case with a bond.  GNMA  Certificates  are called
"pass-through"  securities because both interest and principal payments (including  prepayments) are passed through to the holder of the GNMA Certificate.

         Other United States  government debt  securities,  such as securities of the Federal Home Loan Banks,  are supported  by the right of the issuer to borrow from the  Treasury.  Others,  such as bonds issued by Fannie Mae, a federally  chartered  private  corporation,  are supported  only by the credit of the  corporation.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the agency  issuing  or  guaranteeing  the  obligation  in the event the  agency or  instrumentality  does not meet its commitments.  The Fund will invest in securities of such  instrumentalities  only when the Sub-advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

         When-Issued/Delayed  Delivery.  The Fund  normally  buys and sells  securities  on an ordinary  settlement basis.  That means that the buy or sell order is sent,  and the Fund actually  takes  delivery or gives up physical possession of the security on the  "settlement  date," which is three business days later.  However,  the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

         When-issued or delayed delivery  transactions  occur when securities are purchased or sold by the Fund and payment and delivery take place at an  agreed-upon  time in the future.  The Fund may engage in this practice in an effort to secure an  advantageous  price and yield.  However,  the yield on a comparable  security  available  when delivery  actually  takes  place may vary from the yield on the  security  at the time the  when-issued  or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery  transactions,  it relies on the seller or buyer to  consummate  the sale at the future  date.  If the seller or buyer fails to act as promised,  that failure may result in the Fund missing the opportunity of obtaining a price or yield  considered to be  advantageous.  No payment or delivery is made by the Fund until it receives  delivery or payment from the other party to the  transaction.  However,  fluctuation  in the value of the security from the time of  commitment  until delivery could adversely affect the Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF INVESCO Health Sciences Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Directors of the Company without shareholder approval.  The Fund will:

         1.       Not  change  its  policy  to invest at least  80% of the  value of its  assets in  securities  of companies  that develop,  produce or distribute  products or services  related to health care unless it provides 60 days prior written notice to its shareholders.

         2.       Not sell  securities  short (unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities  sold short) or purchase  securities on margin,  except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency,  futures contracts,  options,  forward contracts,  swaps, caps, floors, collars and other financial instruments,  (ii) the Fund may obtain such short-term credits as are  necessary  for the  clearance  of  transactions,  and (iii) the Fund may make  margin  payments  in connection with futures contracts,  options,  forward contracts,  swaps, caps, floors,  collars and other financial instruments.

         3.       Borrow money only from a bank or from an open-end  management  investment  company managed by the
Sub-advisor  or an affiliate or a successor  thereof for  temporary or emergency  purposes  (not for  leveraging or investing) or by engaging in reverse repurchase  agreements with any party (reverse  repurchase  agreements will be treated as borrowings for purposes of the Fund's fundamental limitation on borrowings.

         4.       Not purchase  any security if, as a result,  more than 15% of its net assets would be invested in securities that are deemed to be illiquid  because they are subject to legal or contractual  restrictions on resale or because they cannot be sold or disposed of in the  ordinary  course of business at  approximately  the prices at which they are valued.

         5.       Invest  in  securities  issued  by  other  investment  companies  only to the  extent  that  such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF PROFUND MANAGED OTC FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Rydex  Managed OTC Fund) is to provide  investment  results that  correspond to the  performance of a benchmark for securities  that are traded in the over-the-counter market.  The Fund's current benchmark is a multiple of the NASDAQ 100 Index.

>

Investment Policies:

         Borrowing.  The Fund may borrow money to  facilitate  management  of the Fund's  portfolio by enabling the
Fund to meet  redemption  requests  when  the  liquidation  of  portfolio  instruments  would  be  inconvenient  or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

         As required by the 1940 Act, the Fund must maintain  continuous  asset coverage  (total assets,  including assets acquired with borrowed funds,  less  liabilities  exclusive of borrowings) of 300% of all amounts  borrowed.
Maintenance  of  this  percentage  limitation  may  result  in the  sale of  portfolio  securities  at a time  when investment considerations otherwise indicate that it would be disadvantageous to do so.

         The Fund is authorized to pledge portfolio  securities as the Sub-advisor  deems appropriate in connection with any  borrowings.  Additional  information  about  borrowing  is included  in the  Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and  regulations  thereunder,  and, if applicable,  exemptive  orders granted by the SEC.
If a Fund invests in, and, thus, is a shareholder of, another  investment  company,  the Fund's  shareholders  will indirectly  bear the Fund's  proportionate  share of the fees and expenses paid by such other  investment  company, including  advisory  fees,  in  addition to both the  management  fees  payable  directly by the Fund to the Fund's
Investment  Manager  and the other  expenses  that the Fund  bears  directly  in  connection  with the  Fund's  own operations.

         Lending of Portfolio  Securities.  Subject to the investment  restrictions  set forth below,  the Fund may lend portfolio  securities to brokers,  dealers, and financial  institutions,  provided that cash equal to at least
100% of the market value of the  securities  loaned is deposited  by the borrower  with the Fund and is  maintained each  business  day in a  segregated  account  pursuant  to  applicable  regulations.  Loans  would be  subject  to termination  by the  borrower  on one  day's  notice.  Borrowed  securities  must  be  returned  when  the  loan is terminated.  Any gain or loss in the market price of the borrowed  securities  which occurs  during the term of the loan  inures  to  the  Fund  and  the  Fund's  shareholders.  The  Fund  may  pay  reasonable  finders,  borrowers, administrative,  and custodial fees in connection with a loan. For additional  discussion about this practice,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options  Transactions.  The Fund may engage in options  transactions  as set forth below. A description of and additional  information on these instruments and their risks are included in this SAI and Company's  Prospectus under  "Certain  Risk  Factors and  Investment  Methods."  Certain  other  information  risks  pertaining  to these investment strategies are described in the sections that follow.

                   Options  on  Securities.  The Fund  may buy  call  options  and  write  (sell)  put  options  on securities for the purpose of realizing the Fund's investment objective.

                   Options on Security  Indices.  The Fund may purchase  call and put options and write put options on stock  indices  listed  on  national  securities  exchanges  or  traded  in the  over-the-counter  market  as an investment vehicle for the purpose of realizing the Fund's investment objective.

         When the Fund  writes an option on an index,  the Fund will be required  to deposit  and  maintain  with a custodian  cash or  liquid  securities  equal in  value to the  aggregate  exercise  price of a put or call  option pursuant to the  requirements  and the rules of the applicable  exchange.  If, at the close of business on any day, the market  value of the  deposited  securities  falls below the  contract  price,  the Fund will  deposit with the custodian cash or liquid securities equal in value to the deficiency.

         Stock  Index  Futures  Contracts.  The Fund may buy and sell stock  index  futures  contracts  and related options (with respect to any stock index) that are traded on a recognized  stock  exchange or board of trade.  When the Fund  purchases or sells a stock index  futures  contract,  or sells an option  thereon,  the Fund "covers" its position.  To cover its position,  the Fund may maintain with its custodian bank (and  marked-to-market  on a daily basis), a segregated  account  consisting of cash or other liquid assets that, when added to any amounts  deposited with a futures  commission  merchant as initial margin,  are equal to the market value of the futures contract.  If the Fund engages in the described  securities  trading  practices and properly  segregates  assets,  the segregated account  will  function as a  practical  limit on the amount of leverage  which the Fund may  undertake  and on the potential  increase in the speculative  character of the Fund's  outstanding  portfolio  securities.  Additionally, such segregated  accounts will generally  assure the  availability of adequate funds to meet the obligations of the
Fund arising from such investment activities.

         The Fund may  cover its long  position  in a  futures  contract  by  purchasing  a put  option on the same futures  contract  with a strike  price (i.e.,  an exercise  price) as high or higher than the price of the futures contract.  In the alternative,  if the strike price of the put is less than the price of the futures contract,  the
Fund will  maintain in a segregated  account cash or other liquid assets equal in value to the  difference  between the strike  price of the put and the price of the futures  contract.  The Fund may also cover its long  position in a futures  contract by taking a short position in the  instruments  underlying the futures  contract,  or by taking positions  in  instruments  with  prices  which are  expected  to move  relatively  consistently  with the  futures contract.  A Fund may "cover" a short  position  in a futures  contract by owning the  instruments  underlying  the contract  (or, in the case of an index  futures  contract,  a portfolio the value of which is expected to fluctuate in a substantially  similar manner to the index on which the futures contract is based),  or by taking positions in instruments  with prices which are expected to move relatively  consistently  with the futures  contract.  The Fund may also cover its short  position in a futures  contract by holding a call option  permitting the Fund to purchase the same futures  contract at a price no higher than the price of the contract  written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         The Fund may  cover  its sale of a call  option on a futures  contract  by taking a long  position  in the underlying  futures  contract  at a price  less  than or equal to the  strike  price  of the  call  option.  In the alternative,  if the long position in the underlying  futures  contracts is established at a price greater than the strike  price of the written  (sold)  call,  the Fund will  maintain in a  segregated  account cash or other liquid assets  equal in  value to the  difference  between  the  strike  price  of the call and the  price of the  futures contract.  The Fund may also cover its sale of a call option by taking  positions in instruments  with prices which are expected to move  relatively  consistently  with the call  option.  The Fund may cover its sale of a put option on a futures  contract by taking a short  position in the  underlying  futures  contract at a price greater than or equal to the strike  price of the put option,  or, if the short  position  in the  underlying  futures  contract is established  at a price less than the strike  price of the written  put,  the Fund will  maintain  in a  segregated account cash or other liquid  assets equal in value to the  difference  between the strike price of the put and the price  of the  futures  contract.  The Fund  may  also  cover  its sale of a put  option  by  taking  positions  in instruments  with  prices  which are  expected to move  relatively  consistently  with the put  option.  Additional information  on Futures and their risks is included in this SAI and the Company's  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Portfolio  Turnover.  The Fund's  portfolio  turnover  rate to a great extent will depend on the purchase, redemption,  and exchange  activity of the Fund, it is very  difficult to estimate what the Fund's actual  turnover rate will be in the future.  However,  the Sub-advisor  anticipates that the portfolio turnover may equal or exceed
100%. For an additional  discussion of portfolio  turnover,  see this SAI under  "Portfolio  Transactions"  and the
Company's Prospectus under "Portfolio Turnover."

         Short Sales  Against the Box. The Fund may engage in short sales  "against  the box".  The Fund may make a short  sale when the Fund  wants to sell the  security  the Fund owns at a current  attractive  price,  in order to hedge or limit the exposure of the Fund's position.  For further  information about this practice,  please refer to the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Tracking  Error.  Although  the Fund does not expect that the returns per day will  deviate  substantially from its  benchmark  by more than ten  percent,  several  factors  may  affect  the  ability of the Fund to achieve investment  results.  Among these are:  (1) Fund  expenses,  including  brokerage  (which may be  increased by high portfolio  turnover);  (2) less than all of the  securities in the benchmark  being held by the Fund and securities not included in the benchmark  being held by the Fund;  (3) an imperfect  correlation  between the  performance  of instruments  held by the Fund,  such as futures  contracts  and  options,  and the  performance  of the  underlying securities in the cash market;  (4) bid-ask  spreads (the effect of which may be increased by portfolio  turnover);
(5) the Fund holds  instruments  traded in a market that has become  illiquid or  disrupted;  (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark  index that are not  disseminated  in advance;  (8)
the need to  conform  the  Fund's  portfolio  holdings  to comply  with  investment  restrictions  or  policies  or regulatory or tax law requirements; or (9) timing in receiving shareholder activity.

         U.S.  Government  Securities.  The Fund may invest in U.S.  Government  Securities.  Securities  issued or guaranteed by the U.S.  Government or its agencies or  instrumentalities  include U.S. Treasury  securities,  which are  backed by the full  faith and credit of the U.S.  Treasury  and which  differ  only in their  interest  rates, maturities,  and  times of  issuance.  U.S.  Treasury  bills  have  initial  maturities  of one year or less;  U.S.
Treasury  notes have  initial  maturities  of one to ten years;  and U.S.  Treasury  bonds  generally  have initial maturities  of greater than ten years.  Certain U.S.  Government  Securities  are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  Government  including,  but not limited to, Fannie Mae, the Government National
Mortgage Association, the Small Business Administration,  the Federal Farm Credit Administration,  the Federal Home
Loan Banks,  Banks for  Cooperatives  (including the Central Bank for  Cooperatives),  the Federal Land Banks,  the
Federal  Intermediate  Credit Banks, the Tennessee Valley Authority,  the Export-Import  Bank of the United States,
the Commodity  Credit  Corporation,  the Federal  Financing Bank, the Student Loan Marketing  Association,  and the
National Credit Union Administration.

         Some obligations issued or guaranteed by U.S. Government agencies and  instrumentalities,  including,  for example,  Government National Mortgage Association pass-through  certificates,  are supported by the full faith and credit of the U.S.  Treasury.  Other  obligations  issued  by or  guaranteed  by  Federal  agencies,  such as those securities  issued by Fannie Mae, are supported by the discretionary  authority of the U.S.  Government to purchase certain  obligations of the Federal agency,  while other  obligations  issued by or guaranteed by Federal agencies, such as those of the Federal  Home Loan  Banks,  are  supported  by the right of the issuer to borrow from the U.S.
Treasury.  While  the  U.S.  Government  provides  financial  support  to such  U.S.  Government-sponsored  Federal agencies,  no assurance can be given that the U.S.  Government  will always do so,  because the U.S.  Government is not so obligated by law. U.S.  Treasury notes and bonds typically pay coupon interest  semi-annually  and repay the principal at maturity.

         When-Issued  and  Delayed-Delivery  Securities.  The Fund may  purchase  securities  on a  when-issued  or delayed-delivery  basis (i.e.,  delivery and payment can take place  between a month and 120 days after the date of the  transaction).  At the  time  the Fund  makes  the  commitment  to  purchase  securities  on a  when-issued  or delayed-delivery  basis,  the Fund will record the transaction  and thereafter  reflect the value of the securities each day in  determining  the Fund's net asset value.  The Fund will not purchase  securities on a  when-issued  or delayed-delivery  basis if, as a result,  more than 15% of the Fund's net assets would be so invested.  At the time of delivery of the securities,  the value of the securities may be more or less than the purchase  price.  The Fund will also  establish a segregated  account with the Fund's  custodian  bank in which the Fund will maintain cash or liquid  securities  equal to or greater  in value than the Fund's  purchase  commitments  for such  when-issued  or delayed-delivery  securities.  The  Sub-advisor  does not believe that the Fund's net asset value or income will be adversely  affected by the Fund's  purchase of securities  on a when-issued  or  delayed-delivery  basis.  For more information  about  when-issued  securities,  please see this SAI and the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Swaps,  Caps,  Floors and Collars.  The Fund is authorized to enter into swaps,  caps, floors and collars.
Additional  information  on swaps,  caps and  floors  is  included  in this SAI under  "Certain  Risk  Factors  and
Investment Methods."  A collar combines elements of buying a cap and selling a floor.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF ProFund Managed OTC Fund. These  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.  Invest in warrants.

         2.  Invest in real estate limited partnerships.

         3.  Invest in mineral leases.

         4.  Pledge,  mortgage,  or  hypothecate  the  Fund's  assets,  except to the  extent  necessary  to secure permitted  borrowings  and to the extent  related to the  deposit  of assets in escrow in  connection  with (i) the
writing  of  covered  put  and  call  options,   (ii)  the  purchase  of  securities  on  a  forward-commitment  or delayed-delivery  basis,  and (iii)  collateral  and  initial or  variation  margin  arrangements  with  respect to currency  transactions,  options,  futures contracts,  including those relating to indices,  and options on futures contracts or indices.

         5. Make short sales of portfolio  securities  or purchase any portfolio  securities on margin,  except for such  short-term  credits as are necessary for the  clearance of  transactions.  The deposit or payment by the Fund of initial or  variation  margin in  connection  with futures or options  transactions  is not  considered  to be a securities  purchase  on margin.  The Fund may engage in short  sales if, at the time of the short  sale,  the Fund owns or has the right to  acquire  an equal  amount of the  security  being sold at no  additional  cost  ("selling against the box").

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The Fund's  investment  objective  is to seek  long-term  growth of  capital  by  investing predominantly in the equity  securities  (common stocks,  securities  convertible into common stocks and rights and warrants  to  subscribe  for or  purchase  common  stocks)  of a  limited  number  of  large,  carefully  selected, high-quality  U.S.  companies  that,  in the  judgment of the Fund's  Sub-advisor,  are likely to achieve  superior earnings growth.

Investment Policies:

         The  Sub-advisor's  research staff generally  follows a primary  research  universe of  approximately  500 companies  that  are  considered  by the  Sub-advisor  to have  strong  management,  superior  industry  positions, excellent  balance  sheets  and  the  ability  to  demonstrate  superior  earnings  growth.  As one of the  largest multi-national  investment  firms,  the Sub-advisor has access to  considerable  information  concerning all of the companies  followed,  an  in-depth  understanding  of the  products,  services,  markets and  competition  of these companies and a good knowledge of the managements of most of the companies in its research universe.

         The  Sub-advisor's  analysts  prepare their own earnings  estimates and financial  models for each company followed.  While each analyst has responsibility  for following  companies in one or more identified sectors and/or industries,  the lateral structure of the Sub-advisor's  research organization and constant communication among the analysts result in  decision-making  based on the relative  attractiveness  of stocks among industry  sectors.  The focus during this process is on the early  recognition  of change on the premise that value is created  through the
dynamics  of  changing  company,   industry  and  economic  fundamentals.   Research  emphasis  is  placed  on  the
identification of companies whose substantially  above average  prospective  earnings growth is not fully reflected in current market valuations.

         The  Sub-advisor  continually  reviews its primary  research  universe of  approximately  500 companies to maintain a list of favored  securities,  the "Alliance 100," considered by the Sub-advisor to have the most clearly superior earnings  potential and valuation  attraction.  The  Sub-advisor's  concentration on a limited universe of companies  allows it to  devote  its  extensive  resources  to  constant  intensive  research  of these  companies.
Companies are constantly added to and deleted from the Alliance 100 as their  fundamentals  and valuations  change.
The Sub-advisor's  Large Cap Growth Group, in turn,  further refines,  on a weekly basis, the selection process for the Fund with each  portfolio  manager in the Group  selecting  25 such  companies  that appear to the manager most attractive  at current  prices.  These  individual  ratings are then  aggregated  and ranked to produce a composite list of the 25 most highly  regarded  stocks,  the "Favored  25."  Approximately  70% of the Fund's net assets will usually be invested in the Favored 25 with the balance of the Fund's investment  portfolio  consisting  principally of other stocks in the Alliance 100. Fund  emphasis  upon  particular  industries or sectors is a by-product of the stock selection process rather than the result of assigned targets or ranges.

         The Sub-advisor  expects the average weighted market  capitalization of companies  represented in the Fund
(i.e.,  the number of a  company's  shares  outstanding  multiplied  by the price per share) to  normally be in the range of or exceed the average  weighted market  capitalization  of companies  comprising the Standard & Poor's 500
Composite  Stock Price Index,  a widely  recognized  unmanaged  index of market  activity  based upon the aggregate performance  of a selected  portfolio of publicly  traded  stocks,  including  monthly  adjustments  to reflect the reinvestment  of  dividends  and  distributions.  Investments  will  be  made  upon  their  potential  for  capital appreciation.

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which are  convertible  at a stated exchange rate into common stock.  Prior to their  conversion,  convertible  securities have the same general characteristics  as  non-convertible  debt  securities,  as they provide a stable  stream of income with  generally higher yields than those of equity  securities of the same or similar  issuers.  As with all debt  securities,  the market value of convertible  securities  tends to decline as interest rates increase and,  conversely,  to increase as  interest  rates  decline.  Convertible  securities  generally  offer lower  interest  or  dividend  yields than non-convertible  debt  securities  of  similar  quality.  However,  when  the  market  price  of the  common  stock underlying a convertible  security  increases,  the price of the  convertible  security  increasingly  reflects the value of the  underlying  common  stock and may rise  accordingly.  As the market  price of the  underlying  common stock  declines,  the  convertible  security  tends  to  trade  increasingly  on a yield  basis,  and  thus may not depreciate  to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior to common stocks on an issuer's  capital  structure.  They are  consequently  of higher quality and entail less risk than the issuer's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to
20% of its net assets in the  convertible  securities of companies whose common stocks are eligible for purchase by the Fund under the investment  policies  described above.  Additional  information about convertible  securities is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Rights and  Warrants.  The Fund may invest up to 5% of its net assets in rights or  warrants,  but will do so only if the equity  securities  themselves are deemed  appropriate by the Sub-advisor for inclusion in the Fund.
Rights and warrants may be more  speculative  than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the  securities  which may be purchased nor do they  represent any  rights in the assets of the  issuing  company.  Also,  the value of a right or  warrant  does not  necessarily change  with the value of the  underlying  securities.  Additional  information  about  warrants is included in the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Fund may  invest  up to 15% of the value of its total  assets in  securities  of foreign issuers whose common stocks are eligible for purchase by the Fund under the investment  policies  described above.  For purposes of the Fund,  foreign issuers are companies that (i) are organized  outside the United States,
(ii) have their principal place of business  outside the United States,  and (iii) issue securities that are traded principally  in a foreign  country.  Companies that do not fall within this  definition  shall be deemed to be U.S.
companies.  Additional  information about foreign  securities and their risks is included in this Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

         While the Fund does not anticipate  utilizing them on a regular basis,  the Fund may from time to time may engage in options and futures  transactions as described below.  Additional  information about option,  futures and their risks is included in this  Statement and the Trust's  Prospectus  under  "Certain Risk Factors and Investment
Methods."

         Options  on  Securities.  The Fund may  write  exchange-traded  call  options  on common  stocks,  and may purchase  and sell  exchange-traded  call and put  options  on common  stocks  written  by  others or  combinations thereof.  The Fund will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently the risks are  greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option  that has been written is in force,  the maximum  profit that may be derived from the optioned stock is the premium less brokerage commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned  securities  or has an absolute  and  immediate  right to acquire  that  security  without additional  cash  consideration  (or  for  additional  cash  consideration  held  in a  segregated  account  by its custodian) upon  conversion or exchange of other  securities held in its portfolio or (b) a call option on the same security  and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater  than the  exercise  price of the call  written if the  difference  is  maintained  by the Fund in liquid  assets in a  segregated  account  with its
Custodian.

         Premiums  received by the Fund in  connection  with writing  call  options will vary widely.  Commissions, stock  transfer  taxes and other  expenses of the Fund must be deducted from such premium  receipts.  Calls written by the Fund will  ordinarily  be sold either on a national  securities  exchange  or through put and call  dealers, most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or  guaranteed  by a member of a national  securities  exchange or qualified  broker-dealer,  which may be
Sanford C.  Bernstein & Co, LLC, an affiliate of the  Sub-advisor.  The  endorsing or  guaranteeing  firm  requires that the option writer (in this case the Fund) maintain a margin account containing either  corresponding  stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the
Fund's  portfolio  securities  subject to  outstanding  call  options  (valued at the lower of the option  price or market value of such securities) would exceed 15% of the Fund's total assets.

         The Fund may purchase or write  options on  securities  of the types in which it is permitted to invest in
privately  negotiated  (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted  procedures  for
monitoring the  creditworthiness of financial  institutions with which  over-the-counter  options  transactions are effected.

         In buying a call,  the Fund would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and commissions  payable on exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not  increase  during the period by more than the amount of the  premium  and  commissions  payable on  exercise.  In buying a put,  the Fund would  realize a loss if the price of the security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.  In  addition,  the Fund could realize a gain or loss on such options by selling them.

         The  aggregate  cost of all  outstanding  options  purchased  and held by the Fund,  including  options on market indices as described below, will at no time exceed 10% of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index  options.  Through the purchase of listed index  options,  the portfolio  could achieve many of the same  objectives as through the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate perfectly with  movements  in the level of the index and,  therefore,  the Fund  would  bear a risk of loss on index  options purchased by it if favorable  price movements of the hedged  portfolio  securities do not equal or exceed losses on the options or if adverse price movements of the hedged  portfolio  securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may decline  instead.  If the Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The Fund's  investment  policies as described  above are based on the  Sub-advisor's assessment  of  fundamentals  in the  context  of  changing  market  valuations.  Therefore,  they may  under  some conditions  involve  frequent  purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete  elimination of a particular issuer's  securities  from the Fund.  For more  information on portfolio  turnover,  see this SAI and the Company's
Prospectus under "Portfolio Turnover."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance  Growth Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase  the  securities  of any  other  investment  company  or  investment  trust,  except  in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or  development  programs,  except that it may purchase  and sell  securities  of companies  that deal in oil,  gas or other  mineral  exploration  or development programs;

         4.       Make short  sales of  securities  or purchase  securities  on margin  except for such  short-term credits as may be necessary for the clearance of transactions;

         5.       Purchase  illiquid  securities if immediately  after such  investment more than 15% of the Fund's net assets (taken at market value) would be so invested;

Whenever any investment  restriction  states a maximum percentage of the Fund's assets which may be invested in any security or other asset,  it is intended that such  percentage be determined  immediately  after and as a result of the Fund's  acquisition  of such  securities  or other  assets.  Accordingly,  any later  increase  or  decrease in percentage  beyond the specified  limitation  resulting from changes in values or net assets will not be considered a violation of any such maximum.

ASAF Marsico Capital Growth Fund:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth.  Realization of income is not an investment  objective and any income realized on the Fund's  investments,  therefore,  will be incidental to the Fund's objective.

Investment Policies:

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices  and  foreign  currencies  and  forward  contracts.  The Fund will not use  futures contracts and options for  leveraging  purposes.  The Fund will not enter into any futures  contracts or options on futures contracts if the aggregate amount of the Fund's  commitments under outstanding  futures contract  positions and  options on futures  contracts  written by the Fund would  exceed the market  value of the total  assets of the
Fund.  The Fund may  invest in  forward  currency  contracts  with  stated  values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions on the types of securities and on indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest  Rate Swaps and  Purchasing  and  Selling  Interest  Rate Caps and  Floors.  In  addition  to the strategies  noted above,  the Fund, in order to attempt to protect the value of its investments  from interest rate or currency exchange rate  fluctuations,  may enter into interest rate swaps and may buy or sell interest rate caps and  floors.  The Fund  expects to enter  into these  transactions  primarily  to  preserve a return or spread on a particular  investment or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may consider  buying at a later date.  The Fund does not intend to use these  transactions  as  speculative  investments.  Interest  rate swaps  involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based basis,  depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e.,  the two payment  streams are netted out, with the Fund  receiving or paying,  as the case may be,  only the net amount of the two  payments.  The net amount of the  excess,  if any,  of the Fund's obligations over its  entitlements  with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets  having an aggregate net asset value at least equal to the accrued  excess will be  maintained  in a  segregated  account by the Fund's  custodian.  If the Fund enters into an interest  rate swap on other  than a net basis,  the Fund would  maintain a  segregated  account in the full  amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The Fund will not enter into any  interest  rate swap, cap or floor  transaction  unless the unsecured senior debt or the  claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical
rating   organization  at  the  time  of  entering  into  such  transaction.   The  Sub-advisor  will  monitor  the
creditworthiness  of all  counterparties  on an ongoing  basis.  If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will maintain in a segregated account  cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the full  amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund  would  risk  the loss of the net  amount  of the  payments  that the Fund contractually  is  entitled  to  receive.  The  Fund  may buy and  sell  (i.e.,  write)  caps  and  floors  without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  Subject  to  guidelines  promulgated  by the Board of  Directors  of the
Company,  the  Fund  may  enter  into  reverse  repurchase  agreements.  For  a  description  of  these  investment techniques, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         High-Yield/High-Risk  Securities.  High-yield/high-risk  securities (or "junk" bonds) are debt  securities rated below  investment  grade by the primary rating agencies such as Standard & Poor's Rating Services  ("Standard
& Poor's") and Moody's  Investors  Service,  Inc.  ("Moody's").  The Fund will not invest more than 5% of its total assets in high-yield/high risk and mortgage- and asset-backed securities.

         The value of lower  quality  securities  generally is more  dependent on the ability of the issuer to meet interest and principal  payments  (i.e.  credit risk) than is the case for higher quality  securities.  Conversely, the value of higher  quality  securities  may be more  sensitive  to interest  rate  movements  than lower  quality securities.  The Fund will not  purchase  debt  securities  rated  below  "CCC-" by  Standard  & Poor's or "Caa" by
Moody's.  The Fund may also purchase unrated bonds of foreign and domestic  issuers.  For an additional  discussion of  high-yield/high-risk  and  mortgage- and  asset-backed  securities,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Zero Coupon,  Pay-in-Kind,  and Step Coupon  Bonds.  The Fund may purchase zero coupon,  pay-in-kind,  and step coupon bonds.  Zero coupon bonds are debt  securities that do not pay periodic  interest,  but are issued at a discount  from their face value.  The discount  approximates  the total amount of interest the security will accrue from the date of issuance  to  maturity.  Pay-in-kind  bonds  normally  give the issuer the option to pay cash at a coupon  payment  date or give the holder of the  security a similar bond with the same coupon rate and a face value equal to the  amount of the  coupon  payment  that would have been  made.  Step  coupon  bonds  begin to pay coupon interest,  or pay an  increased  rate of interest,  at some time after they are issued.  The discount at which step coupon bonds trade  depends on the time  remaining  until cash  payments  begin,  prevailing  interest  rates,  the liquidity  of the  security  and the  perceived  credit  quality of the issuer.  The market  value of zero  coupon, pay-in-kind  and step coupon bonds  generally  will  fluctuate  more in response to changes in interest  rates than will  conventional  interest-paying  securities with comparable  maturities.  For an additional  discussion of zero coupon securities, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Marsico Capital Growth Fund.  These  limitations  are not  "fundamental"  restrictions,  and may be changed by the Directors without shareholder approval.

         1.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         2.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         3.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the aggregate,  15% of the Fund's net asset value,  provided that this limitation does not apply to (i)
reverse repurchase agreements;  (ii) deposits of assets on margin; (iii) guaranteed positions in futures,  options, swaps or forward contracts; or (iv) the segregation of assets in connection with such contracts.

         4.       The Fund  does not  currently  intend to  purchase  any  securities  or enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors  of the  Company,  or the  Sub-advisor  acting  pursuant to authority  delegated  by the  Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the  Securities  Act of 1933,  as amended,  or any  successor  to such rule,  and Section  4(2)  commercial  paper.
Accordingly, such securities may not be subject to the foregoing limitation.

         5.       The Fund may not invest in companies for the purpose of exercising control or management.

ASAF GOLDMAN Sachs concentrated Growth Fund:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Janus Capital Growth Fund) is to seek  growth of  capital.  Realization  of income is not a  significant  investment  consideration  and any  income realized on the Fund's investments, therefore, will be incidental to the Fund's objective.

Investment Policies:

         Corporate Bonds and  Debentures.  The Fund may purchase  corporate  bonds and debentures,  including bonds rated  below  investment  grade.  The Fund will not  invest  more than 35% of its net assets in bonds  rated  below investment  grade by the primary  rating  agencies.  For a discussion of lower rated  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices and foreign  currencies,  forward contracts and swaps. The Fund will not enter into any futures  contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under outstanding  futures  contract  positions  and options on futures  contracts  written by the Fund would  exceed the market  value of the total  assets of the Fund  (i.e.,  no  leveraging).  The Fund may invest in  forward  currency contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest  Rate Swaps and  Purchasing  and  Selling  Interest  Rate Caps and  Floors.  In  addition  to the strategies  noted above,  the Fund, in order to attempt to protect the value of its investments  from interest rate or currency exchange rate  fluctuations,  may enter into interest rate swaps and may buy or sell interest rate caps and  floors.  The Fund  expects to enter  into these  transactions  primarily  to  preserve a return or spread on a particular  investment or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may consider  buying at a later date.  The Fund does not intend to use these  transactions  as a  speculative  investments.  Interest rate swaps involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based basis,  depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e.,  the two payment  streams are netted out, with the Fund  receiving or paying,  as the case may be,  only the net amount of the two  payments.  The net amount of the  excess,  if any,  of the Fund's obligations over its  entitlements  with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets  having an aggregate net asset value at least equal to the accrued  excess will be  maintained  in a  segregated  account by the Fund's  custodian.  If the Fund enters into an interest  rate swap on other  than a net basis,  the Fund would  maintain a  segregated  account in the full  amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The Fund will not enter into any  interest  rate swap, cap or floor  transaction  unless the unsecured senior debt or the  claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical
rating   organization  at  the  time  of  entering  into  such  transaction.   The  Sub-advisor  will  monitor  the
creditworthiness  of all  counterparties  on an ongoing  basis.  If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will maintain in a segregated account  cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the full  amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund  would  risk  the loss of the net  amount  of the  payments  that the Fund contractually  is  entitled  to  receive.  The  Fund  may buy and  sell  (i.e.,  write)  caps  and  floors  without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money  market  funds  managed  by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the
Sub-advisor  and the funds that are advised or  sub-advised  by the  Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total assets or (ii) $2.5 million,  although the Company's  Board of Directors may increase this limit up to 25% of the Company's total assets.

         Reverse  Repurchase  Agreements.  Subject to guidelines  promulgated by the Directors of the Company,  the
Fund may enter into reverse  repurchase  agreements.  Pursuant to an exemptive  order  granted by the SEC, the Fund and other funds advised or  sub-advised  by the  Sub-Advisor  may invest in repurchase  agreements  and other money market  instruments  through a joint trading  account.  For a description of these investment  techniques,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Income-Producing  Securities.  Other  types  of  income  producing  securities  that  the  Fund may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating  Rate  Obligations.  These types of  securities  are  relatively  long-term instruments  that often carry demand  features  permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby Commitments.  These instruments,  which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

                  Tender Option Bonds.  Tender option bonds are  relatively  long-term  bonds that are coupled with the  agreement  of a third party (such as a broker,  dealer or bank) to grant the  holders of such  securities  the option to tender the securities to the institution at periodic intervals.

                  Inverse  Floaters.  Inverse  floaters  are debt  instruments  whose  interest  bears  an  inverse relationship  to the  interest  rate on another  security.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund will purchase  standby  commitments,  tender option bonds and instruments  with demand features primarily for the purpose of increasing the liquidity of the Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to  the  ASAF  Goldman  Sachs  Concentrated  Growth  Fund.  These  limitations  are  not  "fundamental"
investment  restrictions  and may be changed by the  Directors of the Company  without  shareholder  approval.  The
Fund will not:

         1.       Purchase a security if as a result,  more than 15% of its net assets in the aggregate,  at market value,  would be  invested  in  securities  which  cannot  be  readily  resold  because  of  legal  or  contractual restrictions on resale or for which there is no readily  available  market,  or repurchase  agreements  maturing in more than seven days or  securities  used as a cover for written  over-the-counter  options,  if any. The Directors of the  Company,  the  Investment  Manager  or the  Sub-advisor  acting  pursuant  to  authority  delegated  by the
Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to
Rule 144A under the Securities  Act of 1933, or any successor to such rule, and therefore that such  securities are not subject to the foregoing limitation;

         2.       Enter into any futures  contracts or options on futures  contracts  for purposes  other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the  initial  margin  deposits  and premium  required to  establish  positions  in futures  contracts  and related  options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets;

         3.       Enter  into any  futures  contracts  if the  aggregate  amount of the  Fund's  commitments  under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund;

         4.       Sell securities short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities  sold short,  and provided that  transactions  in options,  swaps and forward  futures contracts are not deemed to constitute selling securities short;

         5.       Mortgage  or pledge any  securities  owned or held by the Fund in  amounts  that  exceed,  in the aggregate,  15% of the Fund's net asset value,  provided that this limitation does not apply to reverse  repurchase agreements  or in the case of assets  deposited to margin or  guarantee  positions  in futures,  options,  swaps or forward contracts or placed in a segregated account in connection with such contracts;

         6.       Invest in companies for the purpose of exercising management or control;

         7.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the  Investment  Company  Act of 1940 or the  conditions  of any  order of  exemption  from the SEC  regarding  the purchase of securities of money market funds managed by the Sub-advisor or its affiliates; or

         8.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments.

ASAF DeAM LARGE-CAP GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of larger companies.

Investment Policies:

         Options.  The  Fund may  write  (sell)  call  options  on  securities  as long as it owns  the  underlying securities  subject to the  option,  or an option to purchase  the same  underlying  securities  having an exercise price equal to or less than the  exercise  price of the option,  or will  establish  and  maintain  with the Fund's custodian  for the  term of the  option  a  segregated  account  consisting  of cash  or  other  liquid  securities
("eligible  securities")  to the  extent  required  by  applicable  regulation  in  connection  with  the  optioned securities.  The Fund may write put options  provided  that,  so long as the Fund is obligated as the writer of the option,  the Fund owns an option to sell the underlying  securities  subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and  maintains  with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise price of the option.
The premium  received  for writing an option will  reflect,  among other  things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market price,  the price  volatility of the underlying  security,  the option  period,  supply and demand and  interest  rates.  The Fund may write or purchase spread  options,  which are options  for which the  exercise  price may be a fixed  dollar  spread or yield  spread between the security  underlying  the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the  underlying  security at the time the option is  written.  The Fund may write  (sell)  call and put  options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires  unexercised,  the writer  realizes a gain from the amount of the premium, plus the interest  income on the  securities in the  segregated  account.  If the secured put writer has to buy the underlying  security  because of the exercise of the put option,  the secured put writer incurs an unrealized  loss to the extent that the current market value of the  underlying  security is less than the exercise price of the put option.  However,  this  would be offset in whole or in part by gain from the  premium  received  and any  interest income earned on the securities in the segregated account.

         For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter   Options.   The  Fund  may  deal  in  over-the-counter   traded  options  ("OTC
options").  Unlike  exchange-traded  options,  OTC  options are  transacted  directly  with  dealers and not with a clearing  corporation.  Since there is no  exchange,  pricing is normally  done by reference  to  information  from market makers,  which information is carefully  monitored by the Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund  receives the premium in advance from the dealer.  OTC options are  available  for a greater  variety of  securities or other assets,  and for a wider range of  expiration  dates and exercise  prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary  and,  therefore,  present  minimal credit risks to the Fund.  The  Sub-advisor  will  monitor the  creditworthiness  of the  approved  dealers on an on-going basis.  The Fund currently will not engage in OTC options  transactions  if the amount  invested by the Fund in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Fund,  plus the amount invested by the
Fund in other illiquid  securities,  would exceed 15% of the Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering into  agreements  with dealers to which the Fund sells OTC options.  Under these  agreements  the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity charge"  referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the  intrinsic  value of the OTC option.  The  intrinsic  value of an OTC call option for such purposes will be the amount by which the current  market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on  Securities  Indices.  The Fund,  as part of its  options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the  Fund  owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes  an  option  on a securities index, it will be required to deposit with its custodian and mark-to-market  eligible  securities to the extent  required by  applicable  regulation.  Where the Fund writes a call option on a  securities  index at a time when the contract  value exceeds the exercise  price,  the Fund will also segregate and  mark-to-market,  until the option  expires  or is  closed  out,  cash or cash  equivalents  equal in value to such  excess.  The Fund may also purchase  and sell  options on indices  other than  securities  indices,  as  available,  such as foreign  currency indices.  Because index options are settled in cash, a call writer  cannot  determine the amount of its  settlement obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  Index  options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of investing  in OTC options and options on  securities  indices,  and the risks  involved  therein,  see this  Statement  and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Financial  Futures  Contracts and Related Options.  The Fund may enter into financial  futures  contracts.
This investment  technique is designed  primarily to hedge (i.e.  protect)  against  anticipated  future changes in market  conditions or foreign  exchange  rates which  otherwise  might affect  adversely the value of securities or other assets which the Fund holds or intends to purchase.  For example,  when the near-term  market view is bearish but the portfolio  composition is judged  satisfactory for the longer term,  exposure to temporary  declines in the market may be  reduced  by  entering  into  futures  contracts  to sell  securities  or the cash value of an index.
Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash position,  the Fund can hedge against market increases by entering into futures  contracts to buy  securities  or the cash  value of an  index.  In either  case,  the use of  futures  contracts  would  tend to minimize  portfolio  turnover and  facilitate the Fund's  pursuit of its  investment  objective.  Also, if the Fund owned  long-term  bonds and interest rates were expected to rise, it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the Fund would  decline,  but this decline  would be offset in whole or in part by an  increase  in the value of the Fund's  futures  contracts.  If, on the other hand, long-term  interest  rates were expected to decline,  the Fund could hold  short-term  debt  securities and benefit from the  income  earned by  holding  such  securities,  while at the same  time the Fund  could  purchase  futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Fund could take advantage of the anticipated  rise in the value of  long-term  bonds  without  actually  buying  them.  The  futures  contracts  and short-term  debt  securities  could then be liquidated  and the cash proceeds used to buy long-term  bonds.  At the time of  delivery,  in the  case of a  contract  relating  to  fixed  income  securities,  adjustments  are made to recognize  differences  in value arising from the delivery of securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered  under a futures  contract may not have been issued at the time the contract was written.

         The market  prices of futures  contracts  may be  affected  by certain  factors.  If  participants  in the futures  market  elect to close out  their  contracts  through  offsetting  transactions  rather  than meet  margin requirements,  distortions in the normal  relationship  between the assets and futures  market could result.  Price distortions  also could result if  investors in futures  contracts  decide to make or take  delivery of  underlying securities or other assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures market.  In addition,  because margin  requirements in the futures market are less onerous than margin  requirements in the cash market,  increased  participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of  these  price  distortions  and  because  of the imperfect  correlation  between  movements in the prices of  securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may purchase and write call and put options on financial  futures  contracts.  Options on futures contracts  involve risks similar to those risks relating to transactions  in financial  futures  contracts.  For an additional  discussion of investing in financial  futures  contracts and options on financial futures contracts and the risks  involved  therein,  see this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Section  4(2)  Paper.  The Fund may invest in  commercial  paper  issued by major  corporations  under the
Securities Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such commercial  paper may be issued only to finance current  transactions  and must mature in nine months or less. Such commercial  paper is traded  primarily by  institutional  investors  through  investment  dealers,  and  individual investor  participation  in the  commercial  paper market is very  limited.  The Fund also may invest in commercial paper issued in reliance on the so-called  "private  placement"  exemption  from  registration  afforded by Section
4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Fund, who agree that they are purchasing the paper for  investment  and not with a view to public  distribution.  Any resale by the purchaser  must be in an  exempt  transaction.  Section  4(2)  paper  normally  is  resold  to other  institutional investors  through or with the  assistance  of the issuer or  investment  dealers  who make a market in the Section
4(2) paper, thus providing  liquidity.  Section 4(2) paper will be considered  illiquid,  and subject to the Fund's limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.   The  Fund  may  invest  in  asset-backed  and  mortgage-backed  securities,
including   interest   only  ("IO")  and   principal   only  ("PO")   securities   (collectively,   "collateralized
obligations").  A collateralized  obligation is a debt security issued by a corporation,  trust or custodian, or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio or pool of mortgages,  mortgage pass-through  securities,  U.S. Government  securities or other assets.  Collateralized  obligations,  depending on their structure and the rate of prepayments, can be volatile.

         The Fund will currently  invest in only those  collateralized  obligations  that are fully  collateralized and would not materially  alter the risk profile of the Fund. Fully  collateralized  means that the collateral will generate cash flows  sufficient to meet  obligations to holders of the  collateralized  obligations  under even the most conservative  prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate prepayment  of all  securities  purchased  at a  premium  and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means  such  as by  maintaining  the  flexibility  to  increase  principal  distributions  in a low  interest  rate environment.  The  effective  credit  quality of the  collateralized  obligations  in such  instances is the credit quality of the issuer of the  collateral.  The  requirements as to  collateralization  are determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating  agencies,  if rated.  The Fund does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because  some  collateralized  obligations  are issued in classes  with  varying  maturities  and interest rates, the investor may obtain greater  predictability  of maturity through these  collateralized  obligations than through direct  investments in mortgage  pass-through  securities.  Classes with shorter  maturities may have lower volatility  and lower yield  while  those with longer  maturities  may have  higher  volatility  and higher  yield.
Payments of principal and interest on the underlying  collateral  securities are not passed through directly to the holders  of  these  collateralized  obligations.  Rather,  the  payments  on the  underlying  portfolio  or pool of obligations  are used to pay  interest  on each  class and to  retire  successive  maturities  in  sequence.  These relationships  may in effect "strip" the interest  payments from principal  payments of the underlying  obligations and allow for the separate  purchase of either the interest or the principal  payments,  sometimes  called interest only ("IO") and  principal  only ("PO")  securities.  By  investing  in IOs and POs, an investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely  corresponds  to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event  of  prepayment  on or call of such  securities,  the  class of  collateralized  obligation  first to  mature generally  will be paid down  first.  Although  in most cases the  issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally will be sufficient  collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and privately-issued  IO's and
PO's will be  considered  illiquid for purposes of the Fund's  limitation  on illiquid  securities  unless they are determined to be liquid under guidelines established by the Board of Directors.

         In reliance on an interpretation by the SEC, the Fund's investments in certain  qualifying  collateralized obligations  are not subject to the  limitations in the 1940 Act regarding  investments by a registered  investment company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also  invest in  "inverse  floaters."  These  inverse  floaters  are more volatile  than  conventional  fixed or floating  rate  collateralized  obligations,  and their yield and value will fluctuate in inverse  proportion to changes in the index upon which rate  adjustments are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as reflected by the index)  decrease and decrease when market yields  increase.  The extent of the volatility of inverse  floaters  depends on the extent of anticipated  changes  in  market  rates  of  interest.  Generally,  inverse  floaters  provide  for  interest  rate adjustments based upon a multiple of the specified  interest index,  which further increases their volatility.  The degree of additional  volatility  will be directly  proportional  to the size of the multiple  used in  determining interest  rate  adjustments.  Currently,  the Fund  does not  intend to  invest  more than 5% of its net  assets in inverse floaters.

         For an additional  discussion of investing in  collateralized  obligations and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF DeAM Large-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions and may be changed without shareholder approval.  The Fund will not:

         1.       Change  its  policy to invest  at least  80% of the value of its  assets in large  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek attractive  long-term capital appreciation on an after tax basis.  The Fund will normally  invest  primarily in common stocks.  Assets of the Fund invested in equity securities will be subject to all of the risks of investing in the stock market.

Investment Policies:

         Foreign  Securities.  The Fund may  invest  up to 25% of its total  assets  (excluding  reserves)  in U.S.
dollar-denominated   and   non-U.S.    dollar-denominated    securities   of   foreign   issuers.   These   include
nondollar-denominated  securities traded outside of the U.S. and  dollar-denominated  securities of foreign issuers traded in the U.S.  (such as ADRs).  Such  investments  increase  a  portfolio's  diversification  and may  enhance return,  but they also involve some special risks, such as exposure to potentially  adverse local,  political,  and economic  developments;  nationalization and exchange controls;  potentially lower liquidity and higher volatility;
possible problems arising from accounting,  disclosure,  settlement, and regulatory practices that differ from U.S.
standards;  and the chance that  fluctuations  in foreign  exchange  rates will  decrease  the  investment's  value
(favorable  changes can increase its value).  These risks are heightened for  investments in developing  countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

         Hybrid  Instruments.  Hybrid  Instruments (a type of  potentially  high-risk  derivative)  can combine the elements  of futures  contracts  or options  with  those of debt,  preferred  equity,  or a  depositary  instrument
(hereinafter  "Hybrid  Instruments").  Thus,  Hybrid  Instruments may take a variety of forms,  including,  but not limited to, debt  instruments  with interest or principal  payments or redemption  terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities  with the  conversion  terms related to a particular  commodity.  Hybrids can have  volatile  prices and limited  liquidity and their use may be unsuccessful.  The Fund may invest up to 10% of its total assets in hybrid instruments.

         For a  discussion  of  certain  risks  involved  in  investing  in hybrid  instruments  see this SAI under
"Certain Risk Factors and Investment Methods."

         Warrants.  The Fund may acquire  warrants.  For a discussion of certain risks involved  therein,  see this
SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts:

         Transactions  in Futures.  Futures  contracts are a type of  potentially  high-risk  derivative.  The Fund may enter into futures  contracts  including  stock  index,  interest  rate,  and currency  futures  ("futures"  or
"futures contracts").

         Stock index futures contracts may be used to provide a hedge for a portion of the Fund's  portfolio,  as a cash  management  tool, or as an efficient way for the  Sub-advisor to implement  either an increase or decrease in portfolio  market  exposure in  response  to changing  market  conditions.  The Fund may  purchase or sell  futures contracts  with respect to any stock index.  Nevertheless,  to hedge the Fund's  portfolio  successfully,  the Fund must sell  futures  contacts  with  respect  to indices  or  subindices  whose  movements  will have a  significant correlation with movements in the prices of the Fund's portfolio securities.

         Interest rate or currency  futures  contracts may be used as a hedge against changes in prevailing  levels of interest  rates or currency  exchange  rates in order to  establish  more  definitely  the  effective  return on securities  or  currencies  held or  intended  to be  acquired  by the Fund.  In this  regard,  the Fund could sell interest  rate or  currency  futures as an offset  against the effect of expected  increases  in interest  rates or currency  exchange  rates and  purchase  such  futures as an offset  against  the effect of  expected  declines  in interest rates or currency exchange rates.

         The Fund will enter into futures  contracts  which are traded on national and foreign  futures  exchanges, and are  standardized as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading in the United States are regulated under the Commodity  Exchange Act by the CFTC.  Although  techniques other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

         Regulatory  Limitations.  If the Fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging  under  applicable  CFTC rules,  the  aggregate  initial  margin  deposits and premium required to establish  those  positions  cannot  exceed 5% of the  liquidation  value of the Fund after taking into account  unrealized  profits and unrealized  losses on any such contracts it has entered into;  provided,  however, that in the case of an  option  that is  in-the-money  at the time of  purchase,  the  in-the-money  amount  may be excluded in calculating the 5% limitation.  For purposes of this policy,  options on futures  contracts and foreign currency  options  traded on a  commodities  exchange  will be  considered  "related  options."  This policy may be modified by the  Directors  of the Company  without a  shareholder  vote and does not limit the  percentage  of the
Fund's assets at risk to 5%.

         In instances  involving  the purchase of futures  contracts or the writing of call or put options  thereon by the Fund, an amount of cash, liquid assets,  or other suitable  collateral as permitted by the SEC, equal to the market value of the futures  contracts and options thereon (less any related margin  deposits),  will be identified by the Fund to cover  the  position,  or  alternative  cover  (such  as  owning  an  offsetting  position)  will be employed.  Assets  used as  cover or held in an  identified  account  cannot  be sold  while  the  position  in the corresponding  option  or  future  is open,  unless  they are  replaced  with  similar  assets.  As a  result,  the commitment  of a large  portion  of the  Fund's  assets to cover or  identified  accounts  could  impede  portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may invest.  Writing a put option on a futures  contract  serves as a partial hedge against an increase in the value of  securities  the Fund intends to acquire.  If the futures  price at  expiration of the option is above the exercise  price,  the Fund will retain the full amount of the premium  which  provides a partial  hedge against any increase  that may have  occurred in the price of the  securities  the Fund intends to acquire.  If the futures price when the option is exercised is below the exercise price,  however,  the Fund will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the Fund intends to acquire.

         As an  alternative  to writing or  purchasing  call and put options on stock index  futures,  the Fund may write or purchase  call and put options on stock  indices.  Such options  would be used in a manner  similar to the use of options on futures  contracts.  From time to time a single order to purchase or sell futures  contracts  (or options  thereon)  may be made on behalf of the Fund and other  funds.  Such  aggregated  orders would be allocated among  the  Fund  and the  other  funds  in a fair  and  non-discriminatory  manner.  See  this  SAI and  Company's
Prospectus  under "Certain Risk Factors and  Investment  Methods" for a description of certain risks in options and futures contracts.

         Additional  Futures and  Options  Contracts.  Although  the Fund has no current  intention  of engaging in futures or options  transactions  other than those  described  above,  it reserves the right to do so. Such futures and options  trading  might  involve  risks which differ from those  involved in the futures and options  described above.

         Federal Tax Treatment of Options,  Futures  Contracts,  and Forward Foreign Exchange  Contracts.  Although
the Fund invests almost  exclusively in securities  that generate  income that is exempt from federal income taxes, the Fund may enter into certain option,  futures, and foreign exchange contracts,  including options and futures on currencies,  which will be treated as Section  1256  contracts  or  straddles  that are not exempt from such taxes.
Therefore,  use of the investment  techniques described above could result in taxable income to shareholders of the
Fund.

         Transactions  which are  considered  Section 1256  contracts will be considered to have been closed at the end of the Fund's  fiscal year and any gains or losses will be recognized  for tax purposes at that time.  Gains or losses  recognized  from the  normal  closing or  settlement  of such  transactions  will be  characterized  as 60%
long-term  capital gain or loss and 40%  short-term  capital gain or loss,  without regard to the holding period of the contract.  The Fund will be required to distribute net gains on such  transactions to shareholders  even though it may not have closed the transaction and received cash to pay such distributions.

         Options,  futures,  and forward foreign exchange  contracts,  including options and futures on currencies, which offset a foreign  dollar-denominated  bond or currency position may be considered straddles for tax purposes, in which case a loss on any  position in a straddle  will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed  not to begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money  qualified  covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal  income tax  treatment as a regulated  investment company,  at least 90% of its gross  income  for a taxable  year must be  derived  from  qualifying  income,  i.e., dividends,  interest,  income  derived  from  loans  of  securities,  and  gains  from the  sale of  securities  or currencies.  Tax regulations  could be issued limiting the extent that net gain realized from option,  futures,  or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Fund.

Options on Securities

         Writing  Covered  Call  Options.  The Fund may write  (sell)  American or European  style  "covered"  call options  and  purchase  options to close out  options  previously  written by the Fund.  In  writing  covered  call options,  the Fund  expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security  or currency  involved  in the option.  Covered call options will generally be written on securities or currencies  which, in the  Sub-advisor's  opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term,  are deemed to be attractive investments for the Fund.

         The Fund  generally  will write only  covered call  options.  This means that the Fund will either own the security  or currency  subject to the option or an option to purchase  the same  underlying  security or  currency, having an exercise  price equal to or less than the  exercise  price of the  "covered"  option.  From time to time, the Fund will write a call option  that is not covered as  indicated  above but where the Fund will  establish  and maintain  with  its  custodian  for the  term of the  option,  an  account  consisting  of  cash,  U.S.  government securities,  other liquid  high-grade  debt  obligations,  or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies.

         Fund  securities or currencies on which call options may be written will be purchased  solely on the basis of  investment  considerations  consistent  with the Fund's  investment  objective.  The  writing  of covered  call options is a  conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of naked or uncovered  options,  which the Fund generally will not do), but capable of enhancing the Fund's total return.  When writing a covered call option,  the Fund, in return for the premium,  gives up the  opportunity for profit from a price increase in the underlying  security or currency above the exercise  price,  but conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  the Fund has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation as a writer.  If a call option which the Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is exercised,  the Fund will realize a gain or loss from the sale of the  underlying  security  or  currency.  The Fund does not  consider a security  or currency covered  by a call to be  "pledged"  as that  term is used in the  Fund's  policy  which  limits  the  pledging  or mortgaging of its assets.

         The premium  received is the market  value of an option.  The premium the Fund will receive from writing a call option will reflect,  among other things,  the current  market price of the  underlying  security or currency, the  relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying security  or  currency,  and the length of the option  period.  Once the  decision  to write a call option has been made, the Sub-advisor,  in determining  whether a particular call option should be written on a particular security or  currency,  will  consider  the  reasonableness  of the  anticipated  premium and the  likelihood  that a liquid secondary  market will exist for those options.  The premium  received by the Fund for writing covered call options will be recorded  as a liability  of the Fund.  This  liability  will be  adjusted  daily to the  option's  current market  value,  which will be the latest  sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option  will be  terminated  upon  expiration  of the option,  the  purchase  of an  identical  option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The  Fund  will  realize  a  profit  or  loss  from a  closing  purchase  transaction  if the  cost of the transaction  is less or more than the premium  received  from the writing of the option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security or currency,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         The Fund  will not  write a covered  call  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities or  currencies  covering  written call or put options  exceeds 25% of the market value of the
Fund's net assets.  In  calculating  the 25% limit,  the Fund will  offset,  against  the value of assets  covering written  calls  and  puts,  the value of  purchased  calls and puts on  identical  securities  or  currencies  with identical maturity dates.

         Writing  Covered  Put  Options.  The Fund may write  American or  European  style  covered put options and purchase options to close out options previously written by the Fund.

         The Fund would write put options only on a covered  basis,  which means that the Fund would  maintain in a segregated account cash, U.S. government  securities,  other liquid high-grade debt obligations,  or other suitable cover as  determined  by the SEC, in an amount not less than the  exercise  price or the Fund will own an option to sell the  underlying  security or currency  subject to the option having an exercise price equal to or greater than the  exercise  price of the  "covered"  option at all times  while the put option is  outstanding.  (The rules of a clearing  corporation  currently  require that such assets be deposited in escrow to secure payment of the exercise price.)

         The Fund would  generally  write  covered put options in  circumstances  where the  Sub-advisor  wishes to purchase  the  underlying  security or currency for the Fund's  portfolio at a price lower than the current  market price of the  security or  currency.  In such event the Fund would write a put option at an exercise  price  which, reduced by the  premium  received  on the option,  reflects  the lower  price it is willing to pay.  Since the Fund would also  receive  interest on debt  securities  or  currencies  maintained  to cover the  exercise  price of the option,  this technique could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency would decline below the exercise price less the premiums  received.  Such a decline could be substantial  and result in a significant  loss to the Fund. In addition,  the Fund, because it does not own the specific  securities or currencies which it may be required to purchase  in exercise of the put,  cannot  benefit  from  appreciation,  if any,  with  respect to such specific securities or currencies.

         The Fund  will not  write a  covered  put  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the Fund's net assets.  In calculating  the 25% limit,  the Fund will offset,  against the value of assets  covering  written puts and calls,  the value of purchased puts and calls on identical  securities or currencies  with  identical  maturity dates.

         Purchasing Put Options.  The Fund may purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or  currency at the  exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such options,  exercise  them or permit them to expire.  The
Fund may purchase put options for  defensive  purposes in order to protect  against an  anticipated  decline in the value of its securities or currencies.

         The  premium  paid by the Fund when  purchasing  a put option  will be  recorded  as an asset of the Fund.
This asset will be adjusted  daily to the option's  current  market  value,  which will be the latest sale price at the time at which the net asset value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale,  the latest bid price.  This asset will be terminated  upon  expiration of the option, the selling (writing) of an identical option in a closing  transaction,  or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing  Call Options.  The Fund may purchase  American or European  style call options.  As the holder of a call option,  the Fund has the right to purchase the underlying  security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.
The Fund may purchase call options for the purpose of increasing  its current  return or avoiding tax  consequences which  could  reduce  its  current  return.  The  Fund may also  purchase  call  options  in order to  acquire  the underlying securities or currencies.

         The Fund will not commit  more than 5% of its assets to premiums  when  purchasing  call and put  options.
The Fund may also  purchase  call  options  on  underlying  securities  or  currencies  it owns in order to protect unrealized  gains on call  options  previously  written by it. A call option  would be  purchased  for this purpose where tax  considerations  make it inadvisable to realize such gains through a closing purchase  transaction.  Call options may also be purchased at times to avoid realizing losses.

         Dealer  (Over-the-Counter)  Options.  The  Fund may  engage  in  transactions  involving  dealer  options.
Certain  risks are  specific to dealer  options.  While the Fund would look to a clearing  corporation  to exercise exchange-traded  options,  if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss  of the  premium  paid  by the  Fund  as well as  loss  of the  expected  benefit  of the  transaction.  For a discussion of dealer options, see this SAI under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  Securities loans are made to broker-dealers,  institutional  investors, or other persons,  pursuant to agreements  requiring that the loans be continuously  secured by collateral at least equal at all  times to the  value of the  securities  lent,  marked to  market  on a daily  basis.  The  collateral received will consist of cash, U.S.  government  securities,  letters of credit, or such other collateral as may be permitted  under its  investment  program.  While the  securities are being lent, the Fund will continue to receive the  equivalent  of the  interest or  dividends  paid by the issuer on the  securities,  as well as interest on the investment  of the  collateral  or a fee from the  borrower.  The Fund has a right to call each loan and obtain the securities,  within such period of time which coincides with the normal  settlement  period for purchases and sales of such  securities in the respective  markets.  The Fund will not have the right to vote on securities  while they are being lent,  but it will call a loan in  anticipation  of any important  vote.  The risks in lending  portfolio securities,  as with other  extensions  of  secured  credit,  consist of  possible  delay in  receiving  additional collateral or in the recovery of the  securities or possible loss of rights in the  collateral  should the borrower fail  financially.  Loans will only be made to firms deemed by the  Sub-advisor to be of good standing and will not be made unless,  in the judgment of the Sub-advisor,  the  consideration to be earned from such loans would justify the risk.

         Reverse  Repurchase  Agreements.  Although  the Fund has no  current  intention  of  engaging  in  reverse repurchase  agreements,  the  Fund  reserves  the  right  to do so.  Reverse  repurchase  agreements  are  ordinary repurchase  agreements in which the Fund is the seller of, rather than the investor in,  securities,  and agrees to repurchase  them at an agreed upon time and price.  Use of a reverse  repurchase  agreement  may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF T. Rowe Price Tax Managed Fund.  These  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.   Purchase additional securities when money borrowed exceeds 5% of its total assets;

         2.   Invest in companies for the purpose of exercising management or control;

         3.   Purchase a futures  contract  or an option  thereon,  if,  with  respect to  positions  in futures or options on futures which do not  represent  bona fide hedging,  the aggregate  initial  margin and premiums on such options would exceed 5% of the Fund's net asset value;

         4.   Purchase  illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities;

         5.   Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the
Investment Company Act of 1940 or in accordance with any exemptive orders received by the Investment Advisor;

         6.   Purchase  securities on margin,  except (i) for use of short-term  credit  necessary for clearance of purchases of portfolio  securities  and (ii) it may make margin  deposits in connection  with futures  contracts or other permissible investments;

         7.   Mortgage,  pledge,  hypothecate  or,  in any  manner,  transfer  any  security  owned  by the Fund as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such mortgaging,  pledging,  or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

         8.   Purchase  participations  or other  direct  interests  in, or enter into leases with  respect to oil, gas, or other mineral  exploration or development  programs if, as a result  thereof,  more than 5% of the value of the total assets of the Fund would be invested in such programs;

         9.   Invest  in puts,  calls,  straddles,  spreads,  or any  combination  thereof,  except  to the  extent permitted by the prospectus and Statement of Additional Information;

         10.  Effect short sales of securities; or

         11.  Invest in  warrants  if,  as a result  thereof,  more than 10% of the value of the net  assets of the
Fund would be invested in warrants.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing  approximately
50% of its assets in growth stocks of large companies and 50% of its assets in value stocks of large companies.

Investment Policies:

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which are  convertible  at a stated exchange rate into common stock.  Prior to their  conversion,  convertible  securities have the same general characteristics  as  non-convertible  debt  securities,  as they provide a stable  stream of income with  generally higher yields than those of equity  securities of the same or similar  issuers.  As with all debt  securities,  the market value of convertible  securities  tends to decline as interest rates increase and,  conversely,  to increase as  interest  rates  decline.  Convertible  securities  generally  offer lower  interest  or  dividend  yields than non-convertible  debt  securities  of  similar  quality.  However,  when  the  market  price  of the  common  stock underlying a convertible  security  increases,  the price of the  convertible  security  increasingly  reflects the value of the  underlying  common  stock and may rise  accordingly.  As the market  price of the  underlying  common stock  declines,  the  convertible  security  tends  to  trade  increasingly  on a yield  basis,  and  thus may not depreciate  to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior to common stocks on an issuer's  capital  structure.  They are  consequently  of higher quality and entail less risk than the issuer's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to
20% of the growth  portion of its net assets in the  convertible  securities  of companies  whose common stocks are eligible for purchase by the Fund under the investment  policies  described  above.  Additional  information  about convertible  securities  is included  in the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Rights and  Warrants.  The Fund may  invest up to 5% of the growth  portion of its net assets in rights or warrants,  but will do so only if the equity  securities  themselves are deemed  appropriate by the Sub-advisor for inclusion in the Fund.  Rights and warrants may be more  speculative  than certain  other types of  investments  in that they do not  entitle a holder to  dividends  or voting  rights  with  respect to the  securities  which may be purchased nor do they  represent  any rights in the assets of the issuing  company.  Also,  the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional  information  about warrants is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Fund  may  invest  up to 15% of  the  value  of its  total  assets  in  foreign securities.  A foreign  security is a security issued by a non-U.S.  company which is defined as a company that (i)
is organized outside the United States;  (ii) has their principal place of business outside the United States;  and
(iii) issue securities  traded  principally in a foreign country.  Companies that do not fall within the definition of a non-U.S.  company  shall be considered a U.S.  company for purposes of this  definition.  American  Depositary
Receipts  (ADRs)  are  not  considered  foreign  securities  for the  purposes  of the 15%  limitation  on  foreign securities.  Additional  information  about foreign  securities  and their risks is included in this  Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

While the Fund does not anticipate  utilizing  them on a regular  basis,  the Fund may from time to time may engage in options and futures  transactions as described below.  Additional  information  about option,  futures and their risks is included in this  Statement  and the  Company's  Prospectus  under  "Certain  Risk Factors and  Investment
Methods."

         Options  on  Securities.  The Fund may  write  exchange-traded  call  options  on common  stocks,  and may purchase  and sell  exchange-traded  call and put  options  on common  stocks  written  by  others or  combinations thereof.  The Fund will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently the risks are  greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option  that has been written is in force,  the maximum  profit that may be derived from the optioned stock is the premium less brokerage commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned  securities  or has an absolute  and  immediate  right to acquire  that  security  without additional  cash  consideration  (or  for  additional  cash  consideration  held  in a  segregated  account  by its custodian) upon  conversion or exchange of other  securities held in its portfolio or (b) a call option on the same security  and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater  than the  exercise  price of the call  written if the  difference  is  maintained  by the Fund in liquid  assets in a  segregated  account  with its
Custodian.

         Premiums  received by the Fund in  connection  with writing  call  options will vary widely.  Commissions, stock  transfer  taxes and other  expenses of the Fund must be deducted from such premium  receipts.  Calls written by the Fund will  ordinarily  be sold either on a national  securities  exchange  or through put and call  dealers, most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or guaranteed by a member of a national securities exchange or qualified  broker-dealer.  The endorsing or guaranteeing  firm  requires that the option writer (in this case the Fund)  maintain a margin  account  containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the
Fund's  portfolio  securities  subject to  outstanding  call  options  (valued at the lower of the option  price or market value of such securities) would exceed 15% of the growth portion of the Fund's total assets.

         The Fund may purchase or write  options on  securities  of the types in which it is permitted to invest in
privately  negotiated  (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted  procedures  for
monitoring the  creditworthiness of financial  institutions with which  over-the-counter  options  transactions are effected.

         In buying a call,  the Fund would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and commissions  payable on exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not  increase  during the period by more than the amount of the  premium  and  commissions  payable on  exercise.  In buying a put,  the Fund would  realize a loss if the price of the security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.  In  addition,  the Fund could realize a gain or loss on such options by selling them.

         The  aggregate  cost of all  outstanding  options  purchased  and held by the Fund,  including  options on market indices as described below, will at no time exceed 10% of the growth portion of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index  options.  Through the purchase of listed index  options,  the portfolio  could achieve many of the same  objectives as through the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate perfectly with  movements  in the level of the index and,  therefore,  the Fund  would  bear a risk of loss on index  options purchased by it if favorable  price movements of the hedged  portfolio  securities do not equal or exceed losses on the options or if adverse price movements of the hedged  portfolio  securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may decline  instead.  If the Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The Fund's  investment  policies as described  above are based on the  Sub-advisor's assessment  of  fundamentals  in the  context  of  changing  market  valuations.  Therefore,  they may  under  some conditions  involve  frequent  purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete  elimination of a particular issuer's  securities  from the Fund.  It is  anticipated  that the growth  portion  of the Fund may have  portfolio turnover  exceeding 100%. For more  information on portfolio  turnover,  see this SAI and the Company's  Prospectus under "Portfolio Turnover."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to  the  ASAF  Alliance/Bernstein  Growth  +  Value  Fund.  These  limitations  are  not  "fundamental"
restrictions and may be changed without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase  the  securities  of any  other  investment  company  or  investment  trust,  except  in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or  development  programs,  except that it may purchase  and sell  securities  of companies  that deal in oil,  gas or other  mineral  exploration  or development programs;

         4.       Make short  sales of  securities  or purchase  securities  on margin  except for such  short-term credits as may be necessary for the clearance of transactions;

         5.       Purchase  illiquid  securities if immediately  after such  investment more than 15% of the Fund's net assets (taken at market value) would be so invested;

         Whenever  any  investment  restriction  states a maximum  percentage  of the  Fund's  assets  which may be invested in any security or other asset,  it is intended that such percentage be determined  immediately  after and as a result of the Fund's  acquisition  of such  securities or other  assets.  Accordingly,  any later  increase or decrease in percentage beyond the specified  limitation  resulting from changes in values or net assets will not be considered a violation of any such maximum.

ASAF SANFORD BERNSTEIN CORE VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         As a  diversified  fund,  no more than 5% of the assets of the Fund may be invested in the  securities  of one issuer  (other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested without  regard to this  limitation.  The Fund will not  invest  more than 25% of its assets in the  securities  of issuers in any one industry.

         Short-Term  Instruments.  When  the  Fund  experiences  large  cash  inflows  or  anticipates  substantial redemption  requests,  the Fund may hold  short-term  investments for a limited time pending the purchase of equity securities.  The Fund's  short-term  instruments  may consist of: (i) short-term  obligations  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities  or by any of the states; (ii) other short-term debt  securities  rated AA or higher by Standard & Poor's  ("S&P") or Aa or higher by Moody's  or, if  unrated,  of comparable  quality in the opinion of the Sub-advisor;  (iii) commercial paper;  (iv) bank  obligations,  including negotiable  certificates of deposit,  time deposits and bankers'  acceptances;  and (v) repurchase  agreements.  At the time the Fund invests in  commercial  paper,  bank  obligations  or  repurchase  agreements,  the issuer or the issuer's  parent  must have  outstanding  debt rated AA or higher by S&P or Aa or higher by Moody's or  outstanding commercial  paper  or bank  obligations  rated  A-1 by S&P or  Prime-1  by  Moody's;  or,  if no such  ratings  are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates  of Deposit  and  Bankers'  Acceptances.  Certificates  of deposit are  receipts  issued by a depositary  institution  in exchange for the deposit of funds.  The issuer agrees to pay the amount  deposited plus interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances  typically arise from  short-term  credit arrangements  designed to enable  businesses  to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting bank as an  asset  or it may be sold  in the  secondary  market  at the  going  rate  of  discount  for a  specific maturity.  Although  maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists  of  short-term  (usually  from 1 to 270  days)  unsecured promissory  notes issued by  corporations  in order to finance their current  operations.  A variable amount master demand  note  (which  is  a  type  of  commercial  paper)  represents  a  direct  borrowing  arrangement  involving periodically  fluctuating  rates of interest  under a letter  agreement  between a  commercial  paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         U.S.  Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and credit" of the
United States.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim  against  the United  States  itself in the event the  agency or  instrumentality does not meet its  commitments.  Government  securities  in which the Fund may  invest  that are not  backed by the full faith and credit of the United States  include,  but are not limited to,  obligations of the Tennessee  Valley
Authority,  the Federal Home Loan Mortgage Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its  obligations,  and obligations of the Federal Farm Credit System and the
Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the individual  credit of the issuing agency.  Securities  that are backed by the full faith and credit of the United States  include  obligations of the
Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity securities listed on any domestic  securities exchange or traded in the  over-the-counter  markets,  including  ADRs and U.S.  dollar  denominated  securities  of foreign issuers that trade on domestic exchanges and in the  over-the-counter  markets..  They may or may not pay dividends or carry voting rights.  Common stock occupies the most junior position in a company's capital structure.

Futures Contracts and Options on Futures Contracts.

         Futures  Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures  contracts have been designed by exchanges  which have been designated  "contracts  markets" by the CFTC, and must be executed through a futures  commission  merchant,  or brokerage  firm,  which is a member of the relevant  contract  market.
Futures contracts trade on a number of exchange markets,  and, through their clearing  corporations,  the exchanges guarantee  performance of the contracts as between the clearing  members of the exchange.  These  investments  will be made by the Fund solely for hedging purposes.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit  payment  ("initial  margin").  It is expected that the initial margin would be  approximately 1 1/2% to 5%
of a  contract's  face  value.  Daily  thereafter,  the futures  contract  is valued and the payment of  "variation margin" may be  required,  because  each day the Fund will  provide or receive  cash that  reflects  any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual delivery or acquisition of securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.
Such a  transaction,  which is effected  through a member of an exchange,  cancels the  obligation  to make or take delivery of the  securities.  Because  transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated  with the exchange on which the contracts are traded,  the Fund will incur brokerage fees when it  purchases  or sells  futures  contracts.  The  liquidity  of the futures  market  depends on  participants entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  Nonetheless,  the Sub-advisor  believes that use of such contracts in certain  circumstances  will benefit the Fund. For an additional  discussion of futures contracts and the risks  involved  therein,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index  futures on a continual  basis to  "equitize"
cash so that the Fund may  maintain  100% equity  exposure.  The Fund will not enter into any futures  contracts or options on futures  contracts if immediately  thereafter the amount of margin deposits on all the futures contracts of the Fund and  premiums  paid on  outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell
(put) to the writer of the option a futures  contract  at a  specified  price at any time  during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder,  or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration of the option by selling or purchasing an option of the same series,  at which time the person  entering into the closing  transaction  will realize a gain or loss. The Fund will be required to deposit  initial  margin and variation  margin with respect to put and call  options on futures  contracts  written  by it  pursuant  to  brokers'  requirements  similar to those described  above.  Net option  premiums  received will be included as initial margin  deposits.  In anticipation of an increase in securities  prices,  the Fund may purchase call options on futures contracts as a substitute for the purchase  of futures  contracts  to hedge  against a possible  increase  in the price of  securities  that the Fund intends to purchase.  Similarly,  if the value of the securities held by the Portfolio is expected to decline,  the
Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures  options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts (for example,  the existence of a liquid  secondary  market).  In addition, the  purchase  or sale of an option  also  entails  the risk that  changes in the value of the  underlying  futures contract  will not  correspond  to changes in the value of the option  purchased.  Depending  on the pricing of the option compared to either the futures  contract upon which it is based,  or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership  of the  futures  contract or such  securities.  In general,  the  market  prices  of  options  can be  expected  to be more  volatile  than the  market  prices on the underlying  futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the purchase of call or put options on futures  contracts  may  frequently  involve  less  potential  risk to the Fund  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options  on  Securities  Indices.  The Fund  may  purchase  and  write  (sell)  call  and put  options  on securities  indices.  Such  options give the holder the right to receive a cash  settlement  during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities  indices  entail certain risks.  The absence of a liquid  secondary  market to close out options  positions on  securities  indices may occur,  although the Portfolio  generally  will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of  options  on  securities  indices  also  entails  the risk  that  trading  in such  options  may be interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not  purchase such options unless the  Sub-advisor  believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks  involved  therein,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Sanford  Bernstein Core Value Fund.  These  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Purchase  any  security or evidence of interest  therein on margin,  except that such  short-term credit as may be necessary for the  clearance of purchases and sales of securities  may be obtained and except that deposits of initial deposit and variation  margin may be made in connection with the purchase,  ownership,  holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest more than 15% of the Fund's net assets  (taken at the greater of cost or market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold  under  section  4(2) of the 1933  Act  that  have  been  determined  to be  liquid  under  procedures established by the Board of Directors.

ASAF DeAM LARGE-CAP VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek maximum appreciation of investors' capital from a portfolio primarily of value stocks of larger companies.

Investment Policies:

         Options.  The  Fund may  write  (sell)  call  options  on  securities  as long as it owns  the  underlying securities  subject to the  option,  or an option to purchase  the same  underlying  securities  having an exercise price equal to or less than the  exercise  price of the option,  or will  establish  and  maintain  with the Fund's custodian  for the  term of the  option  a  segregated  account  consisting  of cash  or  other  liquid  securities
("eligible  securities")  to the  extent  required  by  applicable  regulation  in  connection  with  the  optioned securities.  The Fund may write put options  provided  that,  so long as the Fund is obligated as the writer of the option,  the Fund owns an option to sell the underlying  securities  subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and  maintains  with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise price of the option.
The premium  received  for writing an option will  reflect,  among other  things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market price,  the price  volatility of the underlying  security,  the option  period,  supply and demand and  interest  rates.  The Fund may write or purchase spread  options,  which are options  for which the  exercise  price may be a fixed  dollar  spread or yield  spread between the security  underlying  the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the  underlying  security at the time the option is  written.  The Fund may write  (sell)  call and put  options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires  unexercised,  the writer  realizes a gain from the amount of the premium, plus the interest  income on the  securities in the  segregated  account.  If the secured put writer has to buy the underlying  security  because of the exercise of the put option,  the secured put writer incurs an unrealized  loss to the extent that the current market value of the  underlying  security is less than the exercise price of the put option.  However,  this  would be offset in whole or in part by gain from the  premium  received  and any  interest income earned on the securities in the segregated account.

         For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter   Options.   The  Fund  may  deal  in  over-the-counter   traded  options  ("OTC
options").  Unlike  exchange-traded  options,  OTC  options are  transacted  directly  with  dealers and not with a clearing  corporation.  Since there is no  exchange,  pricing is normally  done by reference  to  information  from market makers,  which information is carefully  monitored by the Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund  receives the premium in advance from the dealer.  OTC options are  available  for a greater  variety of  securities or other assets,  and for a wider range of  expiration  dates and exercise  prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary  and,  therefore,  present  minimal credit risks to the Fund.  The  Sub-advisor  will  monitor the  creditworthiness  of the  approved  dealers on an on-going basis.  The Fund currently will not engage in OTC options  transactions  if the amount  invested by the Fund in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Fund,  plus the amount invested by the
Fund in other illiquid  securities,  would exceed 15% of the Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering into  agreements  with dealers to which the Fund sells OTC options.  Under these  agreements  the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity charge"  referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the  intrinsic  value of the OTC option.  The  intrinsic  value of an OTC call option for such purposes will be the amount by which the current  market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on  Securities  Indices.  The Fund,  as part of its  options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the  Fund  owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes  an  option  on a securities index, it will be required to deposit with its custodian and mark-to-market  eligible  securities to the extent  required by  applicable  regulation.  Where the Fund writes a call option on a  securities  index at a time when the contract  value exceeds the exercise  price,  the Fund will also segregate and  mark-to-market,  until the option  expires  or is  closed  out,  cash or cash  equivalents  equal in value to such  excess.  The Fund may also purchase  and sell  options on indices  other than  securities  indices,  as  available,  such as foreign  currency indices.  Because index options are settled in cash, a call writer  cannot  determine the amount of its  settlement obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  Index  options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of investing  in OTC options and options on  securities  indices,  and the risks  involved  therein,  see this  Statement  and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Financial  Futures  Contracts and Related Options.  The Fund may enter into financial  futures  contracts.
This investment  technique is designed  primarily to hedge (i.e.  protect)  against  anticipated  future changes in market  conditions or foreign  exchange  rates which  otherwise  might affect  adversely the value of securities or other assets which the Fund holds or intends to purchase.  For example,  when the near-term  market view is bearish but the portfolio  composition is judged  satisfactory for the longer term,  exposure to temporary  declines in the market may be  reduced  by  entering  into  futures  contracts  to sell  securities  or the cash value of an index.
Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash position,  the Fund can hedge against market increases by entering into futures  contracts to buy  securities  or the cash  value of an  index.  In either  case,  the use of  futures  contracts  would  tend to minimize  portfolio  turnover and facilitate the  Portfolio's  pursuit of its  investment  objective.  Also, if the
Fund owned  long-term  bonds and interest rates were expected to rise, it could sell financial  futures  contracts.
If interest rates did increase,  the value of the bonds held by the Fund would  decline,  but this decline would be offset in whole or in part by an  increase  in the value of the Fund's  futures  contracts.  If, on the other hand, long-term  interest  rates were expected to decline,  the  Portfolio  could hold  short-term  debt  securities  and benefit from the income  earned by holding such  securities,  while at the same time the Portfolio  could  purchase futures  contracts on long-term  bonds or the cash value of a securities  index.  Thus,  the  Portfolio  could take advantage of the  anticipated  rise in the value of  long-term  bonds  without  actually  buying them.  The futures contracts and  short-term  debt  securities  could then be  liquidated  and the cash proceeds used to buy long-term bonds.  At the time of delivery,  in the case of a contract  relating to fixed income  securities,  adjustments are made to recognize  differences  in value  arising from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered  under a futures  contract may not have been issued at the time the contract was written.

         The market  prices of futures  contracts  may be  affected  by certain  factors.  If  participants  in the futures  market  elect to close out  their  contracts  through  offsetting  transactions  rather  than meet  margin requirements,  distortions in the normal  relationship  between the assets and futures  market could result.  Price distortions  also could result if  investors in futures  contracts  decide to make or take  delivery of  underlying securities or other assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures market.  In addition,  because margin  requirements in the futures market are less onerous than margin  requirements in the cash market,  increased  participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of  these  price  distortions  and  because  of the imperfect  correlation  between  movements in the prices of  securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may purchase and write call and put options on financial  futures  contracts.  Options on futures contracts  involve risks similar to those risks relating to transactions  in financial  futures  contracts.  For an additional  discussion of investing in financial  futures  contracts and options on financial futures contracts and the risks  involved  therein,  see this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Section  4(2)  Paper.  The Fund may invest in  commercial  paper  issued by major  corporations  under the
Securities Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such commercial  paper may be issued only to finance current  transactions  and must mature in nine months or less. Such commercial  paper is traded  primarily by  institutional  investors  through  investment  dealers,  and  individual investor  participation  in the  commercial  paper market is very  limited.  The Fund also may invest in commercial paper issued in reliance on the so-called  "private  placement"  exemption  from  registration  afforded by Section
4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Fund, who agree that they are purchasing the paper for  investment  and not with a view to public  distribution.  Any resale by the purchaser  must be in an  exempt  transaction.  Section  4(2)  paper  normally  is  resold  to other  institutional investors  through or with the  assistance  of the issuer or  investment  dealers  who make a market in the Section
4(2) paper, thus providing  liquidity.  Section 4(2) paper will be considered  illiquid,  and subject to the Fund's limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.   The  Fund  may  invest  in  asset-backed  and  mortgage-backed  securities,
including   interest   only  ("IO")  and   principal   only  ("PO")   securities   (collectively,   "collateralized
obligations").  A collateralized  obligation is a debt security issued by a corporation,  trust or custodian, or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio or pool of mortgages,  mortgage pass-through  securities,  U.S. Government  securities or other assets.  Collateralized  obligations,  depending on their structure and the rate of prepayments, can be volatile.

         The Fund will currently  invest in only those  collateralized  obligations  that are fully  collateralized and would not materially  alter the risk profile of the Fund. Fully  collateralized  means that the collateral will generate cash flows  sufficient to meet  obligations to holders of the  collateralized  obligations  under even the most conservative  prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate prepayment  of all  securities  purchased  at a  premium  and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means  such  as by  maintaining  the  flexibility  to  increase  principal  distributions  in a low  interest  rate environment.  The  effective  credit  quality of the  collateralized  obligations  in such  instances is the credit quality of the issuer of the  collateral.  The  requirements as to  collateralization  are determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating  agencies,  if rated.  The Fund does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because  some  collateralized  obligations  are issued in classes  with  varying  maturities  and interest rates, the investor may obtain greater  predictability  of maturity through these  collateralized  obligations than through direct  investments in mortgage  pass-through  securities.  Classes with shorter  maturities may have lower volatility  and lower yield  while  those with longer  maturities  may have  higher  volatility  and higher  yield.
Payments of principal and interest on the underlying  collateral  securities are not passed through directly to the holders  of  these  collateralized  obligations.  Rather,  the  payments  on the  underlying  portfolio  or pool of obligations  are used to pay  interest  on each  class and to  retire  successive  maturities  in  sequence.  These relationships  may in effect "strip" the interest  payments from principal  payments of the underlying  obligations and allow for the separate  purchase of either the interest or the principal  payments,  sometimes  called interest only ("IO") and  principal  only ("PO")  securities.  By  investing  in IOs and POs, an investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely  corresponds  to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event  of  prepayment  on or call of such  securities,  the  class of  collateralized  obligation  first to  mature generally  will be paid down  first.  Although  in most cases the  issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally will be sufficient  collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and privately-issued  IO's and
PO's will be  considered  illiquid for purposes of the Fund's  limitation  on illiquid  securities  unless they are determined to be liquid under guidelines established by the Board of Directors.

         In reliance on an interpretation by the SEC, the Fund's investments in certain  qualifying  collateralized obligations  are not subject to the  limitations in the 1940 Act regarding  investments by a registered  investment company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also  invest in  "inverse  floaters."  These  inverse  floaters  are more volatile  than  conventional  fixed or floating  rate  collateralized  obligations,  and their yield and value will fluctuate in inverse  proportion to changes in the index upon which rate  adjustments are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as reflected by the index)  decrease and decrease when market yields  increase.  The extent of the volatility of inverse  floaters  depends on the extent of anticipated  changes  in  market  rates  of  interest.  Generally,  inverse  floaters  provide  for  interest  rate adjustments based upon a multiple of the specified  interest index,  which further increases their volatility.  The degree of additional  volatility  will be directly  proportional  to the size of the multiple  used in  determining interest  rate  adjustments.  Currently,  the Fund  does not  intend to  invest  more than 5% of its net  assets in inverse floaters.

         For an additional  discussion of investing in  collateralized  obligations and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF DeAM Large-Cap Value Fund.  These  limitations are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

         1.       Change  its  policy to invest at least  80% of the value of its  assets in equity  securities  of large capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The investment  objective of the ASAF Sanford  Bernstein  Managed Index 500 Fund (formerly, the ASAF Bankers Trust Managed  Index 500 Fund) is to  outperform  the Standard & Poor's 500 Composite  Stock Price
Index (the "S&P 500(R)") through stock selection  resulting in different  weightings of common stocks relative to the index.

Investment Policies:

         As a  diversified  fund,  no more than 5% of the assets of the Fund may be invested in the  securities  of one issuer  (other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested without  regard to this  limitation.  The Fund will not  invest  more than 25% of its assets in the  securities  of issuers in any one industry.  In the unlikely  event that the S&P 500 should  concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired.

         About the S&P 500.  The Fund is not  sponsored,  endorsed,  sold or  promoted  by  Standard  &  Poor's,  a division  of The  McGraw-Hill  Companies,  Inc.  ("S&P").  S&P makes no  representation  or  warranty,  express  or implied,  to the  shareholders of the Fund or any member of the public  regarding the  advisability of investing in securities  generally  or in the Fund  particularly  or the ability of the S&P 500 to track  general  stock  market performance.  S&P's only  relationship to the Investment  Manager or the  Sub-advisor is a license  provided to the
Investment  Manager of certain  trademarks and trade names of S&P and of the S&P 500 which is determined,  composed and  calculated by S&P without  regard to Investment  Manager,  Sub-advisor  or the Fund.  S&P has no obligation to take the needs of the  Investment  Manager,  Sub-advisor  or the  shareholders  of the Fund into  consideration  in determining,  composing or calculating  the S&P 500. S&P is not  responsible  for and has not  participated  in the determination  of the  prices  and  amount of Fund's  shares or the  timing of the  issuance  or sale of the Fund's shares,  or in the  determination  or calculation of the Fund's net asset value. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P does not guarantee the accuracy and/or the  completeness  of the S&P 500 or any data included  therein and shall have no liability for any errors,  omissions,  or interruptions  therein. S&P makes no warranty,  express or implied,  as to the results to be obtained by the Fund,  shareholders of the Fund, or any other person or entity from  the use of the S&P 500 or any data  included  therein.  S&P  makes  no  express  or  implied  warranties  and expressly  disclaims all warranties of  merchantability  or fitness for a particular purpose or use with respect to the S&P 500 or any data included  therein.  Without  limiting any of the foregoing,  in no event shall S&P have any liability for any special,  punitive,  indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Short-Term  Instruments.  When  the  Fund  experiences  large  cash  inflows  or  anticipates  substantial redemption  requests,  the Fund may hold  short-term  investments for a limited time pending the purchase of equity securities.  The Fund's  short-term  instruments  may consist of: (i) short-term  obligations  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities  or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated,  of comparable  quality in the opinion of the Sub-advisor;  (iii) commercial paper; (iv) bank obligations,  including  negotiable  certificates of deposit, time deposits and bankers'  acceptances;  and (v) repurchase  agreements.  At the time the Fund invests in commercial  paper,  bank  obligations  or  repurchase  agreements,  the  issuer or the  issuer's  parent  must have outstanding  debt  rated AA or higher by S&P or Aa or higher by  Moody's or  outstanding  commercial  paper or bank obligations  rated A-1 by S&P or Prime-1 by Moody's;  or, if no such ratings are available,  the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates  of Deposit  and  Bankers'  Acceptances.  Certificates  of deposit are  receipts  issued by a depositary  institution  in exchange for the deposit of funds.  The issuer agrees to pay the amount  deposited plus interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances  typically arise from  short-term  credit arrangements  designed to enable  businesses  to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting bank as an  asset  or it may be sold  in the  secondary  market  at the  going  rate  of  discount  for a  specific maturity.  Although  maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists  of  short-term  (usually  from 1 to 270  days)  unsecured promissory  notes issued by  corporations  in order to finance their current  operations.  A variable amount master demand  note  (which  is  a  type  of  commercial  paper)  represents  a  direct  borrowing  arrangement  involving periodically  fluctuating  rates of interest  under a letter  agreement  between a  commercial  paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         U.S.  Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and credit" of the
United States.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim  against  the United  States  itself in the event the  agency or  instrumentality does not meet its  commitments.  Government  securities  in which the Fund may  invest  that are not  backed by the full faith and credit of the United States  include,  but are not limited to,  obligations of the Tennessee  Valley
Authority,  the Federal Home Loan Mortgage Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its  obligations,  and obligations of the Federal Farm Credit System and the
Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the individual  credit of the issuing agency.  Securities  that are backed by the full faith and credit of the United States  include  obligations of the
Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity securities listed on any domestic  securities exchange or  traded in the  over-the-counter  market.  They may or may not pay  dividends  or carry  voting  rights.  Common stock occupies the most junior position in a company's capital structure.

         Warrants.  Warrants  entitle  the  holder to buy common  stock  from the  issuer at a specific  price (the strike  price) for a  specific  period of time.  The  strike  price of  warrants  sometimes  is much lower than the current market price of the underlying  securities,  yet warrants are subject to similar price  fluctuations.  As a result, warrants may be more volatile investments than the underlying securities.

         Warrants  do not  entitle  the  holder to  dividends  or voting  rights  with  respect  to the  underlying securities  and do not represent any rights in the assets of the issuing  company.  Also,  the value of the warrant does not necessarily change with the value of the underlying securities.

         Convertible  Securities.  Convertible  securities may be debt  securities or preferred  stocks that may be converted into common stock or that carry the right to purchase common stock.  Convertible  securities  entitle the holder to exchange the  securities for a specified  number of shares of common stock,  usually of the same company, at specified prices within a certain period of time.

         The terms of any  convertible  security  determine its ranking in a company's  capital  structure.  In the case of subordinated  convertible  debentures,  the holders' claims on assets and earnings are  subordinated to the claims of other  creditors,  and are senior to the claims of  preferred  and  common  shareholders.  In the case of convertible  preferred  stock,  the holders'  claims on assets and earnings are  subordinated  to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts.

         Futures  Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures  contracts have been designed by exchanges  which have been designated  "contracts  markets" by the CFTC, and must be executed through a futures  commission  merchant,  or brokerage  firm,  which is a member of the relevant  contract  market.
Futures contracts trade on a number of exchange markets,  and, through their clearing  corporations,  the exchanges guarantee  performance of the contracts as between the clearing  members of the exchange.  These  investments  will be made by the Fund solely for hedging  purposes.  In this  regard,  the Fund may enter into  futures  contracts or options on futures related to the S&P 500.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit  payment  ("initial  margin").  It is expected that the initial margin would be  approximately 1 1/2% to 5%
of a  contract's  face  value.  Daily  thereafter,  the futures  contract  is valued and the payment of  "variation margin" may be  required,  because  each day the Fund will  provide or receive  cash that  reflects  any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual delivery or acquisition of securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.
Such a  transaction,  which is effected  through a member of an exchange,  cancels the  obligation  to make or take delivery of the  securities.  Because  transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated  with the exchange on which the contracts are traded,  the Fund will incur brokerage fees when it  purchases  or sells  futures  contracts.  The  liquidity  of the futures  market  depends on  participants entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  Nonetheless,  the Sub-advisor  believes that use of such contracts in certain  circumstances  will benefit the Fund. For an additional  discussion of futures contracts and the risks  involved  therein,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index  futures on a continual  basis to  "equitize"
cash so that the Fund may  maintain  100% equity  exposure.  The Fund will not enter into any futures  contracts or options on futures  contracts if immediately  thereafter the amount of margin deposits on all the futures contracts of the Fund and  premiums  paid on  outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell
(put) to the writer of the option a futures  contract  at a  specified  price at any time  during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder,  or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration of the option by selling or purchasing an option of the same series,  at which time the person  entering into the closing  transaction  will realize a gain or loss. The Fund will be required to deposit  initial  margin and variation  margin with respect to put and call  options on futures  contracts  written  by it  pursuant  to  brokers'  requirements  similar to those described  above.  Net option  premiums  received will be included as initial margin  deposits.  In anticipation of an increase in securities  prices,  the Fund may purchase call options on futures contracts as a substitute for the purchase  of futures  contracts  to hedge  against a possible  increase  in the price of  securities  that the Fund intends to purchase.  Similarly,  if the value of the securities held by the Fund is expected to decline,  the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures  options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts (for example,  the existence of a liquid  secondary  market).  In addition, the  purchase  or sale of an option  also  entails  the risk that  changes in the value of the  underlying  futures contract  will not  correspond  to changes in the value of the option  purchased.  Depending  on the pricing of the option compared to either the futures  contract upon which it is based,  or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership  of the  futures  contract or such  securities.  In general,  the  market  prices  of  options  can be  expected  to be more  volatile  than the  market  prices on the underlying  futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the purchase of call or put options on futures  contracts  may  frequently  involve  less  potential  risk to the Fund  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options  on  Securities  Indices.  The Fund  may  purchase  and  write  (sell)  call  and put  options  on securities  indices.  Such  options give the holder the right to receive a cash  settlement  during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities  indices  entail certain risks.  The absence of a liquid  secondary  market to close out options  positions on securities  indices may occur,  although the Fund  generally  will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of  options  on  securities  indices  also  entails  the risk  that  trading  in such  options  may be interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not  purchase such options unless the  Sub-advisor  believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks  involved  therein,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the ASAF  Sanford  Bernstein  Managed  Index  500  Fund.  These  limitations  are not  "fundamental"
restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Change  its policy to invest at least 80% of the value of its assets in  securities  included  in the S&P 500 unless it provides 60 days prior written notice to its shareholders.

         2.       Purchase  any  security or evidence of interest  therein on margin,  except that such  short-term credit as may be necessary for the  clearance of purchases and sales of securities  may be obtained and except that deposits of initial deposit and variation  margin may be made in connection with the purchase,  ownership,  holding or sale of futures;

         3.       Invest for the purpose of exercising control or management;

         4.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         5.       Invest more than 15% of the Fund's net assets  (taken at the greater of cost or market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold  under  section  4(2) of the 1933  Act  that  have  been  determined  to be  liquid  under  procedures established by the Board of Directors.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The  investment  objective  of the  Fund is to  seek  capital  growth  and  income  through investments primarily in dividend-paying common stocks of good quality.

Investment Policies:

         It is the policy of the Fund to seek to balance  the  objectives  of  reasonable  opportunity  for capital growth and  reasonable  current  income  through  investments  primarily in  dividend-paying  common stocks of good quality.  However,  it may invest  whenever the economic  outlook is  unfavorable  for common stock  investments in other types of securities, such as bonds, convertible bonds, preferred stocks, and convertible preferred stocks.

         Purchases  and  sales of  portfolio  securities  are made at such  times  and in such  amounts  as  deemed advisable in light of market,  economic and other  conditions,  irrespective  of the degree of portfolio  turnover.
The Fund engages primarily in holding securities for investment and not for trading purposes.

         Covered  Call  Options.  Subject  to market  conditions,  the Fund may try to  realize  income by  writing covered  call  option  contracts  provided  that the  option is  listed  on a  domestic  securities  exchange.  The
Sub-advisor  believes  that the premiums the Fund will receive for writing  options can increase the Fund's  income without subjecting it to substantial risks.

         A security on which an option has been  written will be held in escrow by the Fund's  custodian  until the option  expires,  is exercised,  or a closing  purchase  transaction  is made.  The Fund will purchase call options only to close out a position  in an option  written by it. When a security  is sold from the Fund  against  which a call option has been written,  the Fund will effect a closing purchase  transaction so as to close out any existing call option on that security.

         The  premium  received  by the Fund upon  writing a call option will  increase  the Fund's  assets,  and a corresponding  liability  will be recorded and  subsequently  adjusted  from day to day to the current value of the option  written.  For example,  if the current value of the option exceeds the premium  received,  the excess would be an  unrealized  loss and,  conversely,  if the  premium  exceeds  the current  value,  such  excess  would be an unrealized  gain.  The current value of the option will be the last sales price on the principal  exchange on which the option is traded or, in the absence of any transactions, the mean between the closing bid and asked price.

         Except as stated above, the Fund will not purchase or sell puts or calls or combinations thereof.

         Additional  information  on covered  call  options and their risks is included in this  Statement  and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may  decline  instead.  If the Fund then  concludes  not to invest in stock or options at that time because of concern as to possible  further  market  decline or for other  reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         For  additional  information  regarding  futures  contracts  and their risks,  see this  Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Fund may invest in foreign  securities,  but will not make any such  investments unless such securities are listed on a national  securities  exchange.  The purchase of foreign  securities entails certain  political and economic risks,  and  accordingly,  the Fund has restricted its investments in securities in this category to issues of high quality.  Evidences of ownership of foreign  securities  may be held outside of the
U.S., and the Fund may be subject to the risks  associated with the holding of such property  overseas.  Additional information on foreign  securities and their risks is included in this Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Securities  Ratings.  The  ratings  of debt  securities  by S&P,  Moody's,  Duff & Phelps  and Fitch are a
generally  accepted  barometer  of  credit  risk.  They  are,  however,  subject  to  certain  limitations  from an investor's  standpoint.  The rating of an issuer is heavily weighted by past  developments and does not necessarily reflect  probable future  conditions.  There is frequently a lag between the time a rating is assigned and the time it is updated.  In addition,  there may be varying  degrees of difference in credit risk of securities  within each rating category.

         A detailed  description of the debt security  ratings  assigned by Moody's and S&P is included in Appendix
B to this Statement.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance Growth and Income Fund.  These  limitations are not  "fundamental  restrictions and may be changed by the Directors without shareholder approval.  The Fund may not:

         1.       Purchase the securities of any other  investment  company except in compliance with the 1940 Act;
and

         2.       Sell securities short.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The  investment  objective  of the  Fund is to seek  long-term  growth  of  capital  with a secondary objective to seek reasonable current income.

Investment Policies:

         Corporate  Debt  Securities.   The  Fund  may  invest  in  debt   securities,   such  as  convertible  and
non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and similar entities.

         Variable and  Floating  Rate  Obligations.  The Fund may invest in floating or variable  rate  securities.
Investments in variable or floating rate securities  normally will involve industrial  development or revenue bonds which provide that the rate of interest is set as a specific  percentage of a designated  base rate,  such as rates on Treasury Bonds or Bills or the prime rate at a major  commercial  bank, and that a bondholder can demand payment of the  obligations  on behalf of the Fund on short notice at par plus accrued  interest,  which amount may be more or less than the amount of the  bondholder  paid for them.  The maturity of floating or variable  rate  obligations
(including  participation  interests  therein) is deemed to be the longer of (i) the notice period  required before the Fund is entitled  to receive  payment of the  obligation  upon  demand or (ii) the period  remaining  until the obligation's  next  interest  rate  adjustment.  If not  redeemed  by the Fund  through  the  demand  feature,  the obligations mature on a specified date, which may range up to thirty years from the date of issuance.

         Zero Coupon  Bonds,  Deferred  Interest  Bonds and PIK Bonds.  The Fund may invest in zero  coupon  bonds, deferred  bonds and bonds on which the  interest  is payable  in kind  ("PIK  bonds").  Zero  coupon  and  deferred interest  bonds are debt  obligations,  which are issued at a significant  discount  from face value.  The discount approximates  the total  amount of interest the bonds will accrue and  compound  over the period until  maturity or the first  interest  payment date at a rate of interest  reflecting  the market rate of the security at the time of issuance.  While zero coupon bonds do not require the  periodic  payment of interest,  deferred  interest  bonds do provide  for a period of delay  before the  regular  payment of interest  begins.  PIK bonds are debt  obligations, which  provide that the issuer may, at its option,  pay interest on such bonds in cash or in the form of additional debt  obligations.  Such investments  benefit the issuer by mitigating its need for cash to meet debt service,  but also  require a higher  rate of return to attract  investors  who are willing to defer  receipt of such cash.  Such investments may experience  greater  volatility in market value than debt obligations,  which make regular payments of  interest.  The Fund  will  accrue  income  on such  investments  for tax and  accounting  purposes,  which  are distributable  to  shareholders  and which,  because no cash is received  at the time of  accrual,  may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

         Equity  Securities.  The Fund may  invest in all  types of equity  securities,  including  the  following:
common  stocks,  preferred  stocks and preference  stocks;  securities  such as bonds,  warrants or rights that are convertible  into  stocks;  and  depositary  receipts  for  those  securities.  These  securities  may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

                  Warrants.  The Fund may  invest in  warrants.  The strike  price of  warrants  typically  is much lower  than the  current  market  price  of the  underlying  securities,  yet they are  subject  to  similar  price fluctuations,  in absolute  terms.  As a result,  warrants may be more  volatile  investments  than the  underlying securities  and  may  offer  greater  potential  for  capital  appreciation  as well as  capital  loss.  Additional information  regarding  warrants is included in this SAI and the Company's  Prospectus  under "Certain Risk factors and Investment Methods."

         Foreign  Securities.  The Fund  may  invest  in  dollar-denominated  and  non-dollar  denominated  foreign securities.  Investing in securities of foreign  issuers  generally  involves risks not ordinarily  associated with investing in securities of domestic  issuers.  For a discussion of the risks  involved in foreign  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Fund may invest in American  Depository  Receipts  ("ADRs"),  Global Depository
Receipts ("GDRs") and other types of depository  receipts.  ADRs are certificates by a U.S.  depository  (usually a bank) and  represent a specified  quantity of shares of an  underlying  non-U.S.  stock on deposit with a custodian bank as  collateral.  GDRs and other types of depository  receipts are  typically  issued by foreign banks or trust companies  and  evidence  ownership  of  underlying  securities  issued  by  either a  foreign  or a U.S.  company.
Generally,  ADRs are in registered form and are designed for use in U.S.  securities markets and GDRs are in bearer form and are  designed for use in foreign  securities  markets.  For the purposes of the Fund's  policy to invest a certain percentage of its assets in foreign  securities,  the investments of the Fund in ADRs, GDRs and other types of depository receipts are deemed to be investments in the underlying securities.

         ADRs may be sponsored or  unsponsored.  A sponsored  ADR is issued by a depository  which has an exclusive relationship  with the issuer of the underlying  security.  An unsponsored  ADR may be issued by any number of U.S.
depositories.  Under  the  terms of most  sponsored  arrangements,  depositories  agree to  distribute  notices  of shareholder  meetings and voting instructions,  and to provide shareholder  communications and other information to the ADR holders at the request of the issuer of the deposited  securities.  The depository of an  unsponsored  ADR, on the other hand,  is under no obligation to  distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting rights to ADR holders in respect of the deposited  securities.
The Fund may invest in either type of ADR.  Although  the U.S.  investor  holds a  substitute  receipt of ownership rather than direct  stock  certificates,  the use of the  depository  receipts in the United Sates can reduce costs and delays as well as potential  currency  exchange and other  difficulties.  The Fund may purchase  securities  in local  markets and direct  delivery  of these  shares to the local  depositary  of an ADR agent bank in the foreign country.  Simultaneously,  the ADR agents create a certificate  which settles at the Fund's custodian in five days.
The Fund may also  execute  trades on the U.S.  markets  using  existing  ADRs.  A foreign  issuer of the  security underlying an ADR is generally not subject to the same  reporting  requirements  in the United States as a domestic issuer.  Accordingly,  information  available to a U.S.  investor  will be limited to the  information  the foreign issuer is required to disclose in its country and the market value of an ADR may not reflect  undisclosed  material information  concerning the issuer of the underlying  security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

         Emerging  Markets.  The Fund may invest in securities  of  government,  government-related,  supranational and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company  Debt.  Governments  of many emerging  market  countries  have  exercised and continue to exercise substantial  influence over many aspects of the private sector through the ownership or control of many  companies, including  some of the largest in any given  country.  As a result,  government  actions in the future could have a significant  effect on economic  conditions in emerging  markets,  which in turn, may adversely affect companies in the private  sector,  general  market  conditions  and prices and yields of certain of the securities in the Fund's portfolio.  Expropriation,  confiscatory taxation,  nationalization,  political,  economic or social instability or other  similar  developments  have  occurred  frequently  over the  history of certain  emerging  markets and could adversely affect the Fund's assets should these conditions recur.

         Foreign  currencies.  Some  emerging  market  countries  may have managed  currencies,  which are not free floating  against the U.S. dollar.  In addition,  there is risk that certain emerging market countries may restrict the free conversion of their currencies into other  currencies.  Further,  certain  emerging market  currencies may not be  internationally  traded.  Certain of these currencies have experienced a steep devaluation  relative to the
U.S. dollar.  Any  devaluations in the currencies in which a Fund's  portfolio  securities are denominated may have a detrimental impact on the Fund's et asset value.

         Inflation.  Many  emerging  markets have  experienced  substantial,  and in some periods  extremely  high, rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation rates have had and may continue to have adverse  effects on the  economies and  securities  markets of certain  emerging  market  countries.  In an attempt  to  control  inflation,  wage and  price  controls  have  been  imposed  in  certain  countries.  Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Liquidity;  Trading Volume;  Regulatory  Oversight.  The securities  markets of emerging market  countries are substantially  smaller, less developed,  less liquid and more volatile than the major securities markets in the
U.S.  Disclosure and regulatory  standards are in many respects less stringent than U.S.  standards.  Furthermore , there is a lower level of  monitoring  and  regulation  of the  markets and the  activities  of  investors  in such markets.

         The limited size of many emerging market  securities  markets and limited trading volume in the securities of emerging  market issuers  compared to volume of trading in the securities of U.S.  issuers could cause prices to be erratic for  reasons  apart from  factors  that  affect the  soundness  and  competitiveness  of the  securities issuers.  For example,  limited  market size may cause prices to be unduly  influenced by traders who control large positions.  Adverse publicity and investors'  perceptions,  whether or not based on in-depth fundamental  analysis, may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situation may arise in one or more emerging  markets,  as a result of which trading of securities  may cease or may be  substantially  curtailed and prices for the Fund's  securities in such  markets  may not be  readily  available.  The Fund may  suspend  redemption  of its  shares for any period during which an  emergency  exists,  as  determined  by the SEC. If market  prices are not readily  available,  the
Fund's  securities  in the affected  markets will be valued at fair value  determined in good faith by or under the direction of the Board of Directors.

         Withholding.  Income  from  securities  held by the Fund  could be  reduced  by a  withholding  tax on the source or other  taxes  imposed by the  emerging  market  countries  in which the Fund makes its  investments.  The
Fund's net asset value may also be affected by changes in the rates or methods of taxation  applicable  to the Fund or to  entities  in  which  the  Fund  has  invested.  The  Sub-advisor  will  consider  the  cost of any  taxes in determining  whether to acquire any  particular  investments,  but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Fund may enter into contracts for the purchase or sale of a specific  currency at a future date at a price at the time the  contract is entered  into (a "Forward  Contract"),  for hedging  purposes
(e.g., to protect its current or intended  investments  from  fluctuations  in currency  exchange rates) as well as for non-hedging purposes).

         The Fund does not presently intend to hold Forward  Contracts  entered into until maturity,  at which time it would be required to deliver or accept delivery of the underlying  currency,  but will seek in most instances to close out  positions  in such  Contracts  by entering  into  offsetting  transactions,  which will serve to fix the
Fund's profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Fund will also enter into  transactions in Forward  Contracts for other than hedging  purposes,  which presents  greater profit  potential but also involves  increased  risk. For example,  the Fund may purchase a given foreign currency  through a Forward  Contract if, in the judgement of the  Sub-advisor,  the value of such currency is expected to rise  relative to the U.S.  dollar.  Conversely,  the Fund may sell the  currency  through a Forward
Contract if the Sub-advisor believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward Contracts see this SAI and the Company  Prospectus under "Certain
Risk Factors and Investment Methods."

         Futures  Contracts.  The Fund may  purchase  and sell  futures  contracts  ("Future  Contracts")  on stock indices,  foreign currencies,  interest rates or interest-rate  related instruments,  indices of foreign currencies or  commodities.  The Fund also may  purchase  and sell  Futures  Contracts  on foreign or  domestic  fixed  income securities  or indices of such  securities  including  municipal  bond indices and any other  indices of foreign or domestic fixed income  securities that may become  available for trading.  Such investment  strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Futures Contracts differ from options in that they are bilateral  agreements,  with both the purchaser and the seller  equally  obligated to complete the  transaction.  Futures  Contracts  call for  settlement  only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Fund's  current or intended stock  investments  from broad  fluctuations in stock prices.  For example,  the Fund may sell stock index futures  contracts in  anticipations  of or during market decline to attempt to offset the decrease in market value of the Fund's  securities  portfolio that might  otherwise  result.  If such decline  occurs,  the loss in value of portfolio  securities may be offset,  in whole or in part, by gains on the futures  position.  When the Fund is not fully invested in the securities market and anticipates a significant  market advance,  it may purchase stock index futures in order to gain rapid  market  exposure  that may, in part or  entirely,  offset  increases in the cost of securities  that the Fund intends to purchase.  As such  purchases are made, the  corresponding  positions in stock index  futures  contracts  will be closed  out. In a  substantial  majority  of these  transactions,  the Fund will purchase such securities upon  termination of the futures  position,  but under unusual market  conditions,  a long futures position may be terminated without a related purchase of securities.

         The Fund may purchase and sell foreign  currency  futures  contracts for hedging  purposes,  to attempt to protect its current or intended  investments  from  fluctuations  in currency  exchange  rates.  Such  fluctuations could reduce the dollar value of portfolio  securities  denominated in foreign  currencies,  or increase the dollar cost of  foreign-denominated  securities,  or increase  the dollar  cost of  foreign-denominated  securities  to be acquired,  even if the value of such securities in the currencies in which they are denominated  remains  constant.
The Fund may sell futures contracts on a foreign currency,  for example,  where it holds securities  denominated in such  currency and it  anticipates  a decline in the value of such  currency  relative to the dollar.  In the event such decline occurs,  the resulting  adverse effect on the value of  foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Fund could protect  against a rise in the dollar cost of  foreign-denominated  securities to be acquired by purchasing futures contracts on the relevant  security,  which could offset, in whole or in part, the increased cost of such  securities  resulting  from the rise in the dollar value of the underlying  currencies.
Where the Fund purchases futures contracts under such  circumstances,  however,  and the prices of securities to be acquired  instead  decline,  the Fund will sustain  losses on its futures  position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further  information  on Futures  Contracts,  see this SAI under  "Certain Risk Factors and Investment
Methods."

         Investment  in Other  Investment  Companies.  The Fund may invest other  investment  companies,  including both open-end and  closed-end  companies.  Investments in closed-end  investment  companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

         Options.  The Fund may invest in the  following  types of  options,  which  involves  the risks  described below under the caption "Special Risk Factors."

         Options on  Foreign  Currencies.  The Fund may  purchase  and write  options  on  foreign  currencies  for hedging and non-hedging  purposes in a manner similar to that in which Futures Contracts on foreign currencies,  or
Forward  Contracts,  will be  utilized.  For  example,  where a rise in the  dollar  value of a  currency  in which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  the Fund may purchase call options thereon.  The purchase of such options could offset,  at least  partially,  the effect of the adverse movements in exchange rates.

         Similarly,  instead of  purchasing a call option to hedge  against an  anticipated  increase in the dollar cost of  securities  to be acquired,  the Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the  premium.  Foreign  currency  options  written  by the Fund will  generally  be  covered  in a manner similar to the covering of other types of options.

         Options on Futures  Contracts.  The Fund may also  purchase and write options to buy or sell those Futures
Contracts in which it may invest as described  above under "Futures  Contracts."  Such  investment  strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Options on Futures  Contracts  that are written or purchased by the Fund on U.S.  Exchanges  are traded on the same  contract  market as the  underlying  Futures  Contract,  an, like Futures  Contracts,  are subject to the regulation  by the CFTC and the  performance  guarantee of the  exchange  clearinghouse.  In  addition,  Options on
Futures  Contracts  may be traded on foreign  exchanges.  The Fund may cover the writing of call Options on Futures
Contracts (a) through  purchases of the underlying  Futures Contract,  (b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same  principal  amount as the call written where the exercise  price of the call held (I) is equal to or less than the  exercise  price of the call  written  or (ii) is greater  than the  exercise price of the call written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  The Fund may cover the writing of put Options on Futures  Contracts (a) through sales of the underlying  Futures  Contract,  (b)
through the  ownership of liquid and  unencumbered  assets  equal to the value of the security or index  underlying the Futures  Contract,  or (c) through the holding of a put on the same Futures  Contract and in the same principal amount as the put written  where the  exercise  price of the put held (i) is equal to or greater  than the exercise price of the put written if where the exercise  price of the put held (ii) is less than the  exercise  price of the put  written of the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call  Options on
Futures  Contracts may also be covered in such other manner as may be in accordance  with the rules of the exchange on which the  option is traded  and  applicable  laws and  regulations.  Upon the  exercise  of a call  Option on a
Futures Contract  written by the Fund, the Fund will be required to sell the underlying  Futures Contract which, if the Fund has covered its  obligation  through the purchase of such  Contract,  will serve to liquidate  its futures position.  Similarly,  where a put Option on a Futures Contract written by the Fund is exercised,  the Fund will be required to purchase the underlying  Futures  Contract  which,  if the Fund has covered its obligation  through the sale of such Contract, will close out its futures position.

         Depending on the degree of correlation  between  changes in the value of its portfolio  securities and the changes in the value of its futures  positions,  the Fund's losses from existing  Options on Futures  Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         Options on  Securities.  The Fund may write  (sell)  covered put and call  options,  and  purchase put and call options, on securities.

         A call option  written by the Fund is "covered" if the Fund owns the security  underlying  the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or for additional cash  consideration  if the Fund owns liquid and  unencumbered  assets  equal to the amount of cash  consideration)
upon conversion or exchange of other  securities  held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same  principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written or (b) is greater  than the exercise  price of the call written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  If the  portfolio  writes a put option it must  segregate  liquid and  unencumbered  assets  with a value equal to the exercise  price,  or else holds a put on the same  security  and in the same  principal  amount as the put  written where the  exercise  price of the put held is equal to or greater  than the  exercise  price of the put  written or where  the  exercise  price of the put held is less than the  exercise  price of the put  written  if the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call  options  written by the Fund may also be covered in such other  manner as may be in  accordance  with the  requirements  of the  exchange  on which,  or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting  a closing  transaction  in the case of a written  call  option  will  permit  the Fund to write another call option on the underlying  security with either a different  exercise price or expiration date or both, or in the case of a written  put option  will  permit the Fund to write  another  put option to the extent that the
Fund owns  liquid and  unencumbered  assets.  Such  transactions  permit the Fund to  generate  additional  premium income,  which will  partially  offset  declines in the value of portfolio  securities  or increases in the cost of securities  to be  acquired.  Also,  effecting a closing  transaction  will  permit the cash or  proceeds  from the concurrent  sale of any securities  subject to the option to be used for other  investments  of the Fund,  provided that another  option on such  security is not written.  If the Fund desires to sell a particular  security from its portfolio  on which it has written a call  option,  it will effect a closing  transaction  in  connection  with the option prior to or concurrent with the sale of the security.

         The Fund may write options in connection with buy-and-write  transactions;  that is, the Fund may purchase a security and then write a call option  against  that  security.  The  exercise  price of the call option the Fund determines to write will depend upon the expected  price movement of the  underlying  security.  The exercise price of a call  option  may be below  ("in-the-money"),  equal to  ("at-the-money")  or above  ("out-of-the-money")  the current  value of the  underlying  security at the time the option is  written.  Buy-and-write  transactions  using in-the-money  call options may be used when it is expected that the price of the  underlying  security will decline moderately during the option period.  Buy-and-write  transactions using  out-of-the-money  call options may be used when it is expected  that the premiums  received from writing the call option plus the  appreciation  in the market price of the  underlying  security up to the exercise price will be greater than the  appreciation  in the price of the underlying  security  alone. If the call options are exercised in such  transactions,  the Fund's' maximum gain will be the  premium  received  by it for  writing the option,  adjusted  upwards or  downwards  by the  difference between the Fund's'  purchase price of the security and the exercise  price,  less related  transaction  costs.  If the options are not exercised and the price of the underlying  security  declines,  the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of  risk/return  characteristics  to  buy-and-write transactions.  If the market price or the underlying  security rises or otherwise is above the exercise price,  the put option will  expire  worthless  and the Fund's'  gain will be limited to the  premium  received,  less  related transaction  costs.  If the market  price of the  underlying  security  declines or otherwise is below the exercise price,  the Fund may elect to close the  position  or retain the option  until it is  exercised,  at which time the
Fund will be  required  to take  delivery  of the  security at the  exercise  price;  the Fund'  return will be the premium  received  from the put  option  minus the amount by which the market  price of the  security  is below the exercise price,  which could result in a loss.  Out-of-the-money,  at-the-money and in-the-money put options may be used by the  Fund in the  same  market  environments  that  call  options  are  used  in  equivalent  buy-and-write transactions.

         The Fund may also write  combinations  of put and call options on the same security,  known as "straddles"
with the same  exercise  price and  expiration  date.  By writing a straddle,  the Fund  undertakes a  simultaneous obligation  to sell and  purchase  the same  security  in the event that one of the  options is  exercised.  If the price of the security  subsequently  rises sufficiently above the exercise price to cover the amount of the premium and  transaction  costs,  the call will likely be  exercised  and the Fund will be required to sell the  underlying security  at a below  market  price.  This  loss may be  offset,  however,  in whole  or in part,  by the  premiums received on the writing of the two  options.  Conversely,  if the price of the  security  declines by a  sufficient amount,  the put will likely be  exercised.  The writing of straddles  will likely be  effective,  therefore,  only where the price of the security  remains stable and neither the call nor the put is exercised.  In those  instances where one of the options is exercised,  the loss on the purchase or sale of the underlying  security may exceed the amount of the premiums received.

         The writing of options on securities will not be undertaken by the Fund solely for hedging  purposes,  and could  involve  certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even where options are written for hedging  purposes,  such  transactions  constitute only a partial hedge against declines in the value of portfolio  securities  or against  increases  in the value of  securities  to be  acquired,  up to the amount of the premium.  The Fund may also purchase options for hedging purposes or to increase its return.

         The Fund may also purchase  call options to hedge against an increase in the price of securities  that the
Fund  anticipates  purchasing  in the  future.  If such  increase  occurs,  the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Fund may write (sell)  covered call and put options and purchase  call and put  options on stock  indices.  The Fund may cover  written  call  options on stock  indices by owning  securities whose price  changes,  in the opinion of the  Sub-advisor,  are  expected to be similar to those of the  underlying index,  or by  having  an  absolute  and  immediate  right to  acquire  such  securities  without  additional  cash consideration  (or for additional cash  consideration if the Fund owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon  conversion  or exchange of other  securities in its  portfolio.  The Fund may also cover call options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise  price of the call  written  or (b) is  greater  than the  exercise  price  of the  call  written  if the  Fund  own  liquid  and unencumbered  assets  equal to the  difference.  If the  Portfolio  writes put  options on stock  indices,  it must segregate  liquid and  unencumbered  assets with a value  equal to the  exercise  price,  or hold a put on the same stock index and in the same  principal  amount as the put written  where the exercise  price of the put held (a) is equal to or greater  than the exercise  price of the put written or (b) is less than the exercise  price of the put written if the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call options on stock indices may also be covered in such other manner as may be in  accordance  with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The  purchase  of call  options on stock  indices may be used by the Fund to attempt to reduce the risk of missing a broad  market  advance,  or an advance in an  industry or market  segment,  at a time when the Fund holds uninvested  cash or  short-term  debt  securities  awaiting  investment.  When  purchasing  call  options  for this purpose,  the Fund  will also bear the risk of losing  all or a  portion  of the  premium  paid it the value of the index does not rise.  The purchase of call options on stock indices when the Fund is  substantially  fully invested is a form of leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

         The index  underlying a stock index  option may be a  "broad-based"  index,  such as the Standard & Poor's
500 Index or the New York Stock Exchange  Composite  Index,  the changes in value of which  ordinarily will reflect movements in the stock market in general.  In contrast,  certain  options may be based on narrower  market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular  industry groups,  such as those of oil and gas or  technology  companies.  A stock  index  assigns  relative  values to the stocks  included in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The  composition  of the index is changed periodically.

         For an  additional  discussion  of  options,  see this SAI under  "Certain  Risk  Factors  and  Investment
Methods."

         Special Risk Factors.

         Risk of Imperfect  Correlation of Hedging  Instruments with the Fund's  Portfolio.  The use of derivatives for "cross  hedging"  purposes (such as a transaction in a Forward  Contract on one currency to hedge exposure to a different  currency) may involve greater  correlation risks.  Consequently,  the Fund bears the risk that the price of the portfolio  securities  being hedged will not move in the same amount or direction as the underlying index or obligation.

         It should be noted  that  stock  index  futures  contracts  or  options  based  upon a  narrower  index of securities,  such as those of a particular  industry group,  may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower  index is more  susceptible  to rapid and extreme fluctuations  as a result of changes in the value of a small  number of  securities.  Nevertheless,  where the Fund enters into  transactions in options or futures on narrowly-based  indices for hedging  purposes,  movements in the value of the index should,  if the hedge is successful,  correlate  closely with the portion of the Fund' portfolio or the intended acquisitions being hedged.

         The trading of  derivatives  for hedging  purposes  entails the additional  risk of imperfect  correlation between  movements  in the  price of the  derivative  and the  price of the  underlying  index or  obligation.  The anticipated  spread  between the prices may be distorted due to the difference in the nature of the markets such as differences  in margin  requirements,  the liquidity of such markets and the  participation  of  speculators in the derivatives  markets. In this regard,  trading by speculators in derivatives has in the past occasionally  resulted in market  distortions,  which may be difficult or impossible to predict,  particularly near the expiration of such instruments.

         The  trading of  Options  on Futures  Contracts  also  entails  the risk that  changes in the value of the underlying  Futures  Contracts  will not be fully  reflected  in the  value of the  option.  The risk of  imperfect correlation,  however,  generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with respect to options on  securities,  options on stock  indices,  options on  currencies  and
Options  on  Futures  Contracts,  the Fund is subject  to the risk of market  movements  between  the time that the option is exercised and the time of  performance  thereunder.  This could  increase the extent of any loss suffered by the Fund in connection with such transactions.

         In writing a covered call option on a security,  index or futures contract,  the Fund also incurs the risk that changes in the value of the  instruments  used to cover the position will not  correlate  closely with changes in the value of the option or  underlying  index or  instrument.  For example,  where the Fund covers a call option written on a stock index through  segregation of securities,  such  securities may not match the composition of the index,  and the Fund may not be fully  covered.  As a  result,  the Fund  could be  subject  to risk of loss in the event of adverse market movements.

         Risks of  Non-Hedging  Transactions.  The Fund may  enter  transactions  in  derivatives  for  non-hedging purposes as well as hedging purposes.  Non-hedging  transactions in such instruments  involve greater risks and may result in losses  which may not be offset by  increases  in the value of  portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Fund may not fully  protect it against  risk of loss and,  in any event,  the Fund could  suffer  losses on the option  position which  might not be offset  by  corresponding  portfolio  gains.  The Fund may also  enter  into  futures,  Forward
Contracts for non-hedging  purposes.  For example,  the Fund may enter into such a transaction as an alternative to purchasing  or selling the  underlying  instrument  or to obtain  desired  exposure to an index or market.  In such instances,  the Fund will be exposed to the same economic  risks  incurred in purchasing or selling the  underlying instrument or  instruments.  However,  transactions  in futures,  Forward  Contracts may be leveraged,  which could expose the Fund to greater risk of loss than such  purchases or sales.  Entering into  transactions  in derivatives for other than  hedging  purposes,  therefore,  could  expose the Fund to  significant  risk of loss if the prices, rates  or  values  of the  underlying  instruments  or  indices  do not  move  in the  direction  or to the  extent anticipated.

         With  respect to the writing of straddles  on  securities,  the Fund incurs the risk that the price of the underlying  security  will not remain  stable,  that one of the  options  written  will be  exercised  and that the resulting loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for increased  return by providing the Fund with two  simultaneous  premiums on the same security, but involve  additional  risk,  since the Fund may have an option  exercised  against it  regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise or  expiration,  a futures or option  position can only be  terminated by entering into a closing  purchase or sale  transaction.  In that event, it may not be  possible  to close out a position  held by the Fund,  and the Fund could be  required to purchase or sell the  instrument  underlying  an option,  make or receive a cash  settlement or meet ongoing  variation  margin requirements.  Under such circumstances,  if the Fund has insufficient cash available to meet margin  requirements, it will be necessary to liquidate  portfolio  securities or other assets at a time when it is disadvantageous to do
so. The  inability  to close out options  and futures  positions,  therefore,  could have an adverse  impact on the
Fund' ability effectively to hedge its portfolio, and could result in trading losses.

         The trading of Futures  Contracts and options is also subject to the risk of trading  halts,  suspensions, exchange  or  clearinghouse  equipment  failures,  government  intervention,  insolvency  of a  brokerage  firm  or clearinghouse  or other  disruptions  of  normal  trading  activity,  which  could at times  make it  difficult  or impossible to liquidate existing positions or to recover excess variation margin payments.

         Potential   Bankruptcy  of  a  Clearinghouse  or  Broker.  When  the  Fund  enters  into  transactions  in exchange-traded  futures  or  options,  it is  exposed  to the risk of the  potential  bankruptcy  of the  relevant exchange  clearinghouse  or the broker  through  which the Fund has effected the  transaction.  In that event,  the
Fund might not be able to recover amounts  deposited as margin,  or amounts owed to the Fund in connection with its transactions,  for an  indefinite  period of time,  and could  sustain  losses of a portion or all of such amounts.
Moreover,  the performance  guarantee of an exchange  clearinghouse  generally  extends only to its members and the
Fund could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading  and  Position  Limits.  The  exchanges  on which  futures  and  options  are  traded  may  impose limitations  governing  the  maximum  number of  positions  on the same side of the market and  involving  the same underlying  instrument  which may be held by a single  investor,  whether  acting  alone or in concert  with others
(regardless  of whether such  contracts  are held on the same or  different  exchanges or held or written in one or more  accounts  or  through  one or more  brokers.)  Further,  the  CFTC  and the  various  contract  markets  have established  limits  referred to as  "speculative  position  limits" on the maximum net long or net short  position which any person may hold or  control  in a  particular  futures  or option  contract.  An  exchange  may order the liquidation  of  positions  found  to be in  violation  of  these  limits  and it may  impose  other  sanctions  or restrictions.  The Adviser does not believe that these  trading and  position  limits will have any adverse  impact on the strategies for hedging the portfolios of the Fund.

         Risks of Options on Futures  Contracts.  The amount of risk the Fund  assumes  when it purchases an Option on a Futures  Contract is the premium  paid for the option,  plus  related  transaction  costs.  In order to profit from an option  purchased,  however,  it may be necessary to exercise  the option and to liquidate  the  underlying
Futures  Contract,  subject to the risks of the  availability  of a liquid  offset  market  described  herein.  The writer of an Option on a Futures  Contract is subject to the risks of  commodity  futures  trading,  including  the requirement of initial and variation  margin  payments,  as well as the additional risk that movements in the price of the option may not  correlate  with  movements  in the price of the  underlying  security,  index,  currency  or
Futures Contract.

         Risks of Transactions in Foreign  Currencies and  Over-the-Counter  Derivatives and Other Transactions Not
Conducted  on U.S.  Exchanges.  Transactions  in Forward  Contracts on foreign  currencies,  as well as futures and options  on  foreign  currencies  and  transactions  executed  on  foreign  exchanges,  are  subject  to all of the correlation,  liquidity and other risks outlined  above. In addition,  however,  such  transactions  are subject to the risk of  governmental  actions  affecting  trading in or the prices of currencies  underlying  such  contracts, which could  restrict or eliminate  trading and could have a substantial  adverse  effect on the value of positions held by the Fund.  Further,  the value of such positions  could be adversely  affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further,  unlike  trading in most other types of  instruments,  there is no  systematic  reporting of last sale information with respect to the foreign currencies  underlying  contracts thereon.  As a result, the available information  on which  trading  systems  will be based may not be as complete as the  comparable  data on which the
Fund makes investment and trading decisions in connection with other  transactions.  Moreover,  because the foreign currency market is a global,  24-hour market,  events could occur in that market which will not be reflected in the forward,  futures or options  market until the  following  day,  thereby  making it more  difficult for the Fund to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign  currency  options  generally must occur within the country  issuing the underlying  currency,  which in turn requires  traders to accept or make delivery of such  currencies in conformity  with any U.S. or foreign  restrictions  and  regulations  regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

         Unlike  transactions  entered  into by the Fund in  Futures  Contracts  and  exchange-traded  options,  on foreign currencies,  Forward Contracts,  over-the-counter  options on securities,  swaps and other over-the-counter derivatives  are not traded on contract  markets  regulated by the CFTC or (with the  exception of certain  foreign currency options) the SEC. To the contrary,  such instruments are traded through financial  institutions  acting as market-makers,  although foreign currency options are also traded on certain national  securities  exchanges,  such as the  Philadelphia  Stock  Exchange and the Chicago  Board Options  Exchange,  subject to SEC  regulation.  In an over-the-counter  trading  environment,  many of the  protections  afforded  to exchange  participants  will not be available.  For  example,  there  are no daily  price  fluctuation  limits,  and  adverse  market  movements  could therefore  continue to an unlimited  extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related  transaction  costs,  this entire amount could be lost.  Moreover, the option writer and a trader of Forward  Contracts  could lose amounts  substantially  in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         In addition,  over-the-counter  transactions can only be entered into with a financial institution willing to take the opposite side, as principal,  of the Fund's position unless the institution  acts as broker and is able to find another  counterparty  willing to enter into the transaction with the Fund.  Where no such  counterparty is available, it will not be possible to enter into a desired transaction.

         Further,  over-the-counter  transactions  are not subject to the  guarantee of an exchange  clearinghouse, and the Fund will therefore be subject to the risk of default by, or the  bankruptcy of, the financial  institution serving  as its  counterparty.  One or more of such  institutions  also may  decide to  discontinue  their  role as market-makers in a particular  currency or security,  thereby  restricting the Fund's ability to enter into desired hedging transactions.

         Options on  securities,  options on stock indices,  Futures  Contracts,  Options on Futures  Contracts and
options on foreign  currencies may be traded on exchanges located in foreign  countries.  Such transactions may not be conducted in the same manner as those entered into on U.S.  exchanges,  and may be subject to different  margin, exercise,  settlement or expiration procedures.  As a result, many of the risks of over-the-counter  trading may be present in connection with such transactions.

         Options on foreign currencies traded on national  securities  exchanges are within the jurisdiction of the
SEC, as are other securities  traded on such exchanges.  As a result,  many of the protections  provided to traders on organized  exchanges will be available with respect to such  transactions.  In particular,  all foreign currency option  positions  entered  into on a national  securities  exchange  are  cleared  and  guaranteed  by the Options
Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default.

         The purchase and sale of  exchange-traded  foreign  currency  options,  is subject to the risks  regarding adverse  market  movements,  margining of options  written,  the nature of the foreign  currency  market,  possible intervention by  governmental  authorities  and the effects of other  political and economic  events.  In addition, exchange-traded  options  on  foreign  currencies  involve  certain  risks not  presented  by the  over-the-counter market.  For example,  exercise and settlement of such options must be made exclusively  through the OCC, which has established  banking  relationships in applicable foreign countries for this purpose.  As a result, the OCC may, if it determines  that foreign  governmental  restrictions  or taxes would  prevent the orderly  settlement of foreign currency  option  exercises,  or would result in undue burdens on the OCC or its clearing  member,  impose  special procedures on exercise and  settlement,  such as technical  changes in the  mechanics of delivery of currency,  the fixing of dollar settlement prices or prohibitions on exercise.

         Short Sales  Against The Box.  The Fund may make short  sales  "against  the box." If the Fund enters into a short  sales  against  the box,  it is required  to  segregate  securities  equivalent  in kind and amount to the securities  sold short (or securities  convertible or  exchangeable  into such  securities) and is required to hold such securities while the short sale is outstanding.  The Fund will incur transaction  costs,  including  interest, in connection with opening,  maintaining,  and closing short sales against the box. For further  information  about this practice, please refer to the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Short Term  Instruments.  The Fund may hold cash and invest in cash  equivalents,  such as short-term U.S.
Government Securities, commercial paper and bank instruments.

         Temporary  Defensive  Positions.  During  periods  of  unusual  market  conditions  when  the  Sub-advisor believes  that  investing  for  temporary  defensive  purposes  is  appropriate,  or in order  to meet  anticipated redemption  requests,  a large portion or all of the assets of the Fund may be invested in cash (including  foreign currency) or cash  equivalents,  including,  but not limited to,  obligations of banks  (including  certificates of deposit,  bankers acceptances,  time deposits and repurchase agreements),  commercial paper, short-term notes, U.S.
Government securities and related repurchase agreements.

         "When-Issued"  Securities.  The Fund may purchase securities on a "when-issued,"  "forward commitment," or
"delayed  delivery"  basis.  The  commitment to purchase a security for which payment will be made on a future date may be deemed a separate  security.  While awaiting  delivery of securities  purchased on such basis, the Fund will identify liquid and  unencumbered  assets equal to its forward  delivery  commitment.  For more  information  about when-issued securities, please see this SAI under "Certain Risk Factors and Investment Methods."

ASAF invesco CAPITAL Income Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income and capital  growth while following sound investment practices.

Investment Policies:

         The Fund  seeks to  achieve  its  objective  by  investing  in  securities  that are  expected  to produce relatively  high levels of income and  consistent,  stable  returns.  The Fund normally will invest at least 65% of its assets in  dividend-paying  common and  preferred  stocks of domestic and foreign  issuers.  Equity  securities include common stocks,  preferred stocks,  warrants and securities  convertible into or exchangeable for common and preferred stocks.

      Up to 30% of the Fund's assets may be invested in equity  securities  that do not pay regular  dividends.  In addition,  the Fund  normally  will have some  portion of its assets  invested in debt  securities  or  convertible bonds.  The Fund may invest up to 25% of its total assets in foreign  securities,  including  securities of issuers in countries  considered to be  developing.  These foreign  investments  may serve to increase the overall risks of the Fund.

         Debt  Securities.  The debt  securities  in which the Fund invests are  generally  subject to two kinds of risk,  credit risk and market risk.  The ratings  given a debt  security by Moody's and  Standard & Poor's  ("S&P")
provide a  generally  useful  guide as to such  credit  risk.  The lower the rating  given a debt  security by such rating  service,  the  greater  the  credit  risk such  rating  service  perceives  to exist  with  respect to such security.  Increasing  the amount of Fund assets  invested in unrated or lower grade (Ba or less by Moody's,  BB or less by S&P) debt  securities,  while intended to increase the yield produced by the Fund's debt  securities,  will also increase the credit risk to which those debt securities are subject.

         Lower-rated  debt  securities and non-rated  securities of comparable  quality tend to be subject to wider
fluctuations  in  yields  and  market  values  than  higher  rated  debt   securities  and  may  have   speculative
characteristics.  Although the Fund may invest in debt  securities  assigned lower grade ratings by S&P or Moody's, the  Fund's  investments  have  generally  been  limited  to debt  securities  rated B or higher  by either  S&P or
Moody's.  Debt securities  rated lower than B by either S&P or Moody's may be highly  speculative.  The Sub-advisor intends to limit such portfolio  investments  to debt  securities  which are not believed by the  Sub-advisor to be highly  speculative  and which are rated at least CCC or Caa,  respectively,  by S&P or  Moody's.  In  addition,  a significant  economic  downturn or major increase in interest rates may well result in issuers of lower-rated  debt securities  experiencing  increased  financial  stress which would adversely  affect their ability to service their principal and interest  obligations,  to meet projected business goals, and to obtain additional  financing.  While the  Sub-advisor  attempts to limit purchases of lower-rated  debt  securities to securities  having an established retail  secondary  market,  the market for such securities may not be as liquid as the market for higher rated debt securities.  For an additional  discussion of certain risks  involved in  lower-rated  or unrated  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities.  The Fund may lend its securities to qualified brokers,  dealers,  banks, or other  financial  institutions.  While  voting  rights may pass with the  loaned  securities,  if a material  event
(e.g.,  proposed  merger,  sale of assets,  or  liquidation)  is to occur affecting an investment on loan, the loan must be  called  and the  securities  voted.  Loans of  securities  made by the Fund  will  comply  with all  other applicable  regulatory  requirements,  including the rules of the New York Stock Exchange and the  requirements  of the Investment Company Act of 1940 and the Rules of the SEC thereunder.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF INVESCO Capital Income Fund. These  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising management or control;

         2.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         3.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         4.       Effect short sales of securities; or

         5.       Purchase  any  security or enter into a repurchase  agreement,  if as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not  entitling  the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or contractual  restrictions on resale or the absence of a readily available  market.  The Directors of the Company,  or the Investment  Manager or
the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily  available market exists for  securities  eligible for resale  pursuant to Rule 144A under the  Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation.

>

asaf american century Strategic Balanced Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Investment Policies:

         In general,  within the  restrictions  outlined  herein,  the Sub-advisor has broad powers with respect to investing  funds or holding  them  uninvested.  Investments  are varied  according  to what is judged  advantageous under changing  economic  conditions.  It will be the policy of the  Sub-advisor  to retain maximum  flexibility in management  without  restrictive  provisions as to the proportion of one or another class of securities that may be held subject to the investment  restrictions  described  below.  However,  the Sub-advisor may invest the assets of the Fund in varying amounts in other instruments and in senior  securities,  such as bonds,  debentures,  preferred stocks  and  convertible  issues,  when such a course is  deemed  appropriate  in order to  attempt  to attain  its financial  objectives.  Senior  securities that, in the opinion of the Sub-advisor,  are high-grade issues may also be purchased for defensive purposes.

         The above  statement of investment  policy gives the Sub-advisor  authority to invest in securities  other than common stocks and  traditional  debt and  convertible  issues.  The  Sub-advisor  may invest in master limited partnerships  (other  than real  estate  partnerships)  and  royalty  trusts  which are  traded on  domestic  stock exchanges when such investments are deemed appropriate for the attainment of the Fund's investment objectives.

         The Sub-advisor will invest  approximately  60% of the Fund in equity  securities and the balance in fixed income  securities.  The fixed income assets will be invested  primarily in investment grade  securities.  The Fund may  invest up to 15% of its  fixed  income  assets  in high  yield  securities.  There  are no credit or  maturity restrictions  on the fixed  income  securities  in which the high yield  portion of the Fund may be  invested.  The
Fund may invest in securities of the United States  government and its agencies and  instrumentalities,  corporate, sovereign government,  municipal,  mortgage-backed,  and other asset-backed securities. For purposes of determining the weighted  average  maturity of the fixed income portion of the Fund, the Sub-advisor  will use weighted average life as the measure of maturity for all  mortgage-backed and asset-backed  securities.  It can be expected that the
Sub-advisor will invest from time to time in bonds and preferred stock convertible into common stock.

         Forward  Currency  Exchange  Contracts.  The Fund  conducts  its foreign  currency  exchange  transactions either on a spot (i.e.,  cash)  basis at the spot rate  prevailing  in the foreign  currency  exchange  market,  or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

         The Fund expects to use forward  contracts under two  circumstances:  (1) when the  Sub-advisor  wishes to
"lock in" the U.S.  dollar price of a security when the Fund is purchasing or selling a security  denominated  in a foreign  currency,  the Fund would be able to enter into a forward contract to do so ("transaction  hedging");  (2)
when the Sub-advisor  believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  the Fund would be able to enter into a forward  contract to sell foreign  currency for a fixed U.S. dollar amount  approximating the value of some or all of the Fund's  securities  either  denominated in, or whose value is tied to, such  foreign  currency  ("portfolio  hedging").  It is  anticipated  that the Fund will enter into portfolio hedges much less frequently than transaction hedges.

         As to  transactional  hedging,  when the Fund enters  into a trade for the  purchase or sale of a security denominated in a foreign  currency,  it may be desirable to establish  (lock in) the U.S.  dollar cost or proceeds.
By entering into forward  contracts in U.S. dollars for the purchase or sale of a foreign  currency  involved in an underlying  security  transaction,  the Fund will be able to protect  itself  against a possible loss between trade and settlement dates resulting from the adverse change in the  relationship  between the U.S. dollar at the subject foreign currency.

         Under  portfolio  hedging,  when the  Sub-advisor  believes that the currency of a particular  country may suffer a substantial  decline  relative to the U.S.  dollar,  the Fund could enter into a foreign  contract to sell for a fixed  dollar  amount  the  amount  in  foreign  currencies  approximating  the  value  of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to,  such  foreign  currency.  The Fund will place cash or  high-grade  liquid  securities in a separate  account with its custodian in an amount  sufficient to cover its obligation under the contract.  If the value of the securities  placed in the separate account  declines, additional  cash or  securities  will be placed in the  account on a daily  basis so that the value of the  account equals the amount of the Fund's  commitments  with respect to such  contracts.  At any given time, no more than 10%
of the Fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

         The precise  matching of forward  contracts  in the amounts and values of  securities  involved  would not generally be possible  since the future values of such foreign  currencies  will change as a consequence  of market movements in the values of those  securities  between the date the forward contract is entered into and the date it matures.  Predicting  short-term currency market movements is extremely difficult,  and the successful execution of short-term  hedging strategy is highly  uncertain.  The Sub-advisor does not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the prospect for currency  parities will be  incorporated  into the long-term investment decisions made with respect to overall  diversification  strategies.  However, the Sub-advisor believes that it is important to have  flexibility  to enter into such forward  contracts  when it determines  that the Fund 's best interests may be served.

         Generally,  the Fund will not enter into a forward  contract  with a term of greater than one year. At the maturity  of the  forward  contract,  the Fund may either  sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security and terminate the  obligation to deliver the foreign  currency by purchasing an "offsetting"  forward contract with the same currency trader obligating the Fund to purchase,  on the same maturity date, the same amount of the foreign currency.

         It is  impossible to forecast  with  absolute  precision the market value of the Fund's  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver  and if a  decision  is made to sell the security  and  make  delivery  of the  foreign  currency  the  Fund is  obligated  to  deliver.  For an  additional discussion  of forward  currency  exchange  contracts  and certain  risks  involved  therein,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent  permitted by its  investment  objectives  and  policies  discussed elsewhere  herein,  the Fund may invest in securities  that are commonly  referred to as  "derivative"  securities.
Certain derivative  securities are more accurately  described as  "index/structured"  securities.  Index/structured securities are derivative  securities  whose value or  performance  is linked to other equity  securities  (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

         Some "derivatives," such as mortgage-backed and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Fund may not invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment for the Fund. For example,  a security  whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because  the Fund may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or  decrease,  depending  upon changes in the  reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o........the risk that the underlying  security,  interest  rate,  market index or other  financial  asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation limits may be imposed by the  exchange,  either of which may make it difficult or  impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The  Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment
Manager will report to the Trust's Board of Directors as  necessary.  For  additional  information  on  derivatives and their risks, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The Fund  may  enter  into  futures  contracts,  options  or  options  on  futures contracts.  The Fund may not,  however,  enter into a futures  transaction  for  speculative  purposes.  Generally, futures transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against  the risk of an  increase  in market  value for  securities  in which the Fund  generally invests at a time
         when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

     Some  futures and options  strategies,  such as selling  futures,  buying  puts and writing  calls,  hedge the
Fund's investments against price fluctuations.  Other strategies,  such as buying futures,  writing puts and buying calls, tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage commissions  in  connection  with  opening  and  closing  out  futures  positions,  these  costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities  indices that are consistent with the Fund's  investment  objectives.  Examples  of indices  that may be used  include  the Bond Buyer  Index of
Municipal  Bonds for  fixed  income  funds,  or the S&P 500 Index for  equity  funds.  The Fund also may  engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading  are  regulated  under the
Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike  when the Fund  purchases  or sells a bond,  no  price  is paid or  received  by the Fund  upon the purchase or sale of the  future.  Initially,  the Fund will be required to deposit an amount of cash or  securities equal to a varying  specified  percentage  of the  contract  amount.  This amount is known as initial  margin.  The margin  deposit is  intended to assure  completion  of the  contract  (delivery  or  acceptance  of the  underlying security) if it is not terminated  prior to the specified  delivery date.  Minimum initial margin  requirements are established  by the futures  exchanges  and may be revised.  In  addition,  brokers may  establish  margin  deposit requirements  that  are  higher  than  the  exchange  minimums.  Cash  held in the  margin  account  is not  income producing.  Subsequent  payments,  called variation margin,  to and from the broker,  will be made on a daily basis as the price of the underlying  debt  securities or index  fluctuates,  making the future more or less valuable,  a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets  involves  certain risks,  which are  described  in more detail in this  Statement  and the  Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment  Methods." The Sub-advisor  will seek to minimize these risks by limiting the contracts  entered into on behalf of the Fund to those  traded on  national  futures  exchanges  and for which  there  appears  to be a liquid secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Fund obtains the right,  but not the  obligation,  to sell the futures  contract (a put  option) or to buy the  contract (a call  option) at a fixed strike price.  The Fund can  terminate  its position in a put option by allowing it to expire or by exercising  the option.  If the  option is  exercised,  the Fund  completes  the sale of the  underlying  instrument  at the strike price.  Purchasing  an option on a futures  contract does not require the Fund to make margin  payments  unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options that obligate it to sell (or  deliver) the  option's  underlying  instrument  upon  exercise of the option.  While the receipt of option  premiums would mitigate the effects of price  declines,  the Fund would give up some ability to participate in a price  increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the  obligation to deliver it pursuant to the call expired.

         Portfolio  Securities  Lending.  In order to realize  additional  income,  the Fund may lend its portfolio securities  to persons  not  affiliated  with it and who are deemed to be  creditworthy  by the  Sub-advisor.  Such loans must be secured  continuously  by cash  collateral  maintained on a current basis in an amount at least equal to the market value of the  securities  loaned,  or by irrevocable  letters of credit.  During the existence of the loan,  the Fund must continue to receive the  equivalent  of the interest and  dividends  paid by the issuer on the securities  loaned and  interest  on the  investment  of the  collateral.  The Fund must have the right to call the loan and obtain the  securities  loaned at any time on three days' notice,  including the right to call the loan to enable the Fund to vote the  securities.  Such loans may not exceed  one-third  of the Fund's total assets taken at market.

         Investments  in  Companies  with  Limited  Operating  History.  The Fund may invest in the  securities  of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments  in  securities  of issuers  with limited  operating  history may involve  greater  risks than investments  in  securities  of more mature  issuers.  By their  nature,  such issuers  present  limited  operating history and financial  information  upon which the manager may base its investment  decision on behalf of the Fund.
In addition,  financial  and other  information  regarding  such  issuers,  when  available,  may be  incomplete or inaccurate.

         The Fund will not invest more than 5% of its total  assets in the  securities  of issuers with less than a
three-year   operating  history.   The  Sub-advisor  will  consider  periods  of  capital  formation,   incubation,
consolidation,  and research  and  development  in  determining  whether a particular  issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may engage in short sales if, at the time of the short sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make delivery to the  purchaser,  the executing  broker borrows the  securities  being sold short on behalf of the seller.  While the short  position  is  maintained,  the seller  collateralizes  its obligation to deliver the  securities  sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount  established by the Board of Governors of the Federal Reserve.  If
the Fund engages in a short sale,  the  collateral  account will be maintained by the Fund's  custodian.  While the short sale is open, the Fund will maintain in a segregated  custodial  account an amount of securities  convertible into, or exchangeable  for, such equivalent  securities at no additional  cost.  These  securities would constitute the Fund's long position.

         When the Fund makes a short  sale as  described  above,  any future  losses in the  Fund's  long  position should be reduced by a gain in the short  position.  The  extent to which  such gains or losses are  reduced  would depend  upon the amount of the  security  sold short  relative  to the amount the Fund owns.  There will be certain additional  transaction  costs  associated with short sales,  but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell  securities  without regard to the length of time the security has been held and,  accordingly,  it can be expected  that the rate of portfolio  turnover may be substantial.

         The  Sub-advisor  intends  to  purchase  a  given  security  whenever  the  Sub-advisor  believes  it will contribute to the stated  objective of the Fund,  even if the same  security has only recently been sold.  The Fund will sell a given  security,  no matter  for how long or for how  short a period  it has been  held,  and no matter whether the sale is at a gain or at a loss,  if the  Sub-advisor  believes that it is not  fulfilling  its purpose, either because,  among other things,  it did not live up to the  Sub-advisor's  expectations,  or because it may be replaced  with another  security  holding  greater  promise,  or because it has reached its optimum  potential,  or because of a change in the  circumstances of a particular  company or industry or in general  economic  conditions, or because of some combination of such reasons.

         When a general decline in security  prices is anticipated,  the equity portion of the Fund may decrease or eliminate  entirely  its  equity  position  and  increase  its cash  position,  and when a rise in price  levels is anticipated,  it may increase its equity  position and decrease its cash position.  However,  it should be expected that the equity  portion of the Fund will,  under most  circumstances,  be  essentially  fully  invested  in equity securities.

         Since  investment  decisions are based on the anticipated  contribution of the security in question to the
Fund's  objectives,  the rate of portfolio  turnover is  irrelevant  when the  Sub-advisor  believes a change is in order to achieve those  objectives,  and the Fund's annual  portfolio  turnover rate cannot be anticipated  and may be  comparatively  high.  Since the  Sub-advisor  does not take  portfolio  turnover  rate into  account  in making investment  decisions,  (1) the  Sub-advisor  has no intention of  accomplishing  any particular  rate of portfolio turnover,  whether high or low, and (2) the  portfolio  turnover  rates in the past should not be  considered  as a representation  of the rates which will be  attained  in the future.  For an  additional  discussion  of  portfolio turnover, see this SAI under "Portfolio Transactions" and the Company's Prospectus under "Portfolio Turnover."

         Collateralized  Mortgage Obligations.  The Fund may buy collateralized  mortgage obligations ("CMOs"). The
Fund may buy CMOs that are: (i)  collateralized  by pools of mortgages in which  payment of principal  and interest of each mortgage is guaranteed by an agency or  instrumentality  of the U.S.  government;  (ii)  collateralized  by pools of mortgages in which  payment of principal and interest are  guaranteed by the issuer,  and the guarantee is collateralized by U.S. government  securities;  or (iii) securities in which the proceeds of the issue are invested in  mortgage  securities  and  payments of  principal  and  interest  are  supported  by the credit of an agency or instrumentality  of the  U.S.  government.  For a  discussion  of CMOs  and the  risks  involved  therein,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the  ASAF  American  Century  Strategic  Balanced  Fund.  These  limitations  are not  "fundamental"
restrictions and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments; or

         2.       Buy  securities  on margin or sell short (unless it owns, or by virtue of its ownership of, other securities has the right to obtain securities  equivalent in kind and amount to the securities sold);  however, the
Fund may make margin  deposits  in  connection  with the use of any  financial  instrument  or any  transaction  in securities permitted under its investment policies;

         3.       Invest for control or for management; or

         4.       Invest in the securities of other  investment  companies except in compliance with the Investment
Company Act of 1940.  Duplicate fees may result from such purchases.

asaf federated High Yield Bond Fund:

Investment  Objective:  The investment  objective of the Fund is to seek high current income by investing primarily in fixed  income  securities.  The fixed  income  securities  in which the Fund  intends to invest are  lower-rated corporate debt obligations.

Investment Policies:

         Corporate Debt Securities.  The Fund invests  primarily in corporate debt  securities.  The corporate debt obligations  in which the Fund intends to invest are expected to be  lower-rated.  For a discussion  of the special risks  associated  with  lower-rated  securities,  see the Company's  Prospectus  and this SAI under  "Certain Risk
Factors and Investment  Methods."  Corporate debt  obligations in which the Fund invests may bear fixed,  floating, floating and contingent,  or increasing  rates of interest.  They may involve equity features such as conversion or exchange  rights,  warrants for the acquisition of common stock of the same or a different  issuer,  participations based on revenues,  sales or profits,  or the purchase of common stock in a unit transaction  (where corporate debt securities and common stock are offered as a unit).

         U.S.  Government  Obligations.  The types of U.S.  government  obligations  in which  the Fund may  invest include,  but are not limited to, direct obligations of the U.S. Treasury (such as U.S. Treasury bills,  notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or  instrumentalities  (such as the Federal
Home Loan Banks,  Federal National Mortgage  Association,  Government National Mortgage  Association,  Federal Farm
Credit Banks,  Tennessee Valley Authority,  Export-Import Bank of the United States,  Commodity Credit Corporation,
Federal Financing Bank, Student Loan Marketing  Association,  Federal Home Loan Mortgage  Corporation,  or National
Credit Union  Administration).  These securities may be backed by: the full faith and credit of the U.S.  Treasury;
the  issuer's  right to borrow from the U.S.  Treasury;  the  discretionary  authority  of the U.S.  government  to purchase  certain  obligations  of agencies or  instrumentalities;  or the credit of the agency or  instrumentality issuing the  obligations.  For an additional  discussion of the types of U.S.  government  obligations in which the
Fund may invest, see the Company's Prospectus under "Investment Programs of the Funds."

         Time and Savings  Deposits and  Bankers'  Acceptances.  The Fund may enter into time and savings  deposits
(including  certificates  of  deposit)  and may  purchase  bankers'  acceptances.  The Fund may enter into time and savings deposits  (including  certificates of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF"),  or the Savings  Association  Insurance Fund ("SAIF"),  including  certificates of deposit  issued by and other time deposits in foreign  branches of  BIF-insured  banks.  The Fund may also purchase bankers'  acceptances  issued by a BIF-insured  bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank,  with  remaining  maturities of nine months or less.  The total  acceptances of any bank held by the Fund cannot  exceed  0.25 of 1% of such bank's  total  deposits  according  to the bank's last  published  statement  of condition preceding the date of acceptance;  and general obligations of any state,  territory, or possession of the
United States,  or their  political  subdivisions,  so long as they are either (1) rated in one of the four highest grades by nationally  recognized  statistical  rating  organizations  or (2) issued by a public  housing agency and backed by the full faith and credit of the United States.

         When-Issued  and  Delayed  Delivery  Transactions.  The Fund may  purchase  fixed-income  securities  on a when-issued or delayed delivery basis. The Fund may engage in when-issued and delayed  delivery  transactions  only for the purpose of acquiring  portfolio  securities  consistent with the Fund's investment  objective and policies, not for investment  leverage.  These  transactions  are  arrangements  in which the Fund purchases  securities with payment and delivery  scheduled  for a future time.  Settlement  dates may be a month or more after  entering  into these  transactions,  and the market values of the securities  purchased may vary from the purchase  prices.  These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.

         No fees or other expenses,  other than normal transaction costs, are incurred.  However,  liquid assets of the Fund  sufficient to make payment for the  securities to be purchased  are  segregated at the trade date.  These securities  are marked to market  daily and will  maintain  until the  transaction  is settled.  For an  additional discussion of when-issued  securities and certain risks involved therein,  see this SAI under "Certain Risk Factors and Investment Methods."

         Lending Portfolio  Securities.  In order to generate  additional  income, the Fund may lend its securities to  brokers/dealers,  banks,  or other  institutional  borrowers of securities.  The Fund will only enter into loan arrangements with  broker/dealers,  banks, or other institutions that have been determined to be creditworthy.  The collateral  received when the Fund lends portfolio  securities must be valued daily and, should the market value of the loaned  securities  increase,  the borrower must furnish  additional  collateral  to the Fund.  During the time portfolio  securities  are on loan,  the borrower pays the Fund any dividends or interest paid on such  securities.
Loans  are  subject  to  termination  at the  option  of the Fund or the  borrower.  The  Fund  may pay  reasonable administrative  and  custodial  fees in  connection  with a loan and may pay a  negotiated  portion of the interest earned on the cash or cash  equivalent  collateral  to the borrower or placing  broker.  The Fund does not have the right  to vote  securities  on loan,  but  would  terminate  the loan and  regain  the  right to vote if that  were considered important with respect to the investment.

         Reverse  Repurchase  Agreements.  The  Fund  may also  enter  into  reverse  repurchase  agreements.  When effecting reverse repurchase  agreements,  liquid assets of the Fund, in a dollar amount sufficient to make payment for the  obligations  to be purchased,  are  segregated at the trade date.  These  securities  are marked to market daily and are maintained  until the  transaction is settled.  During the period any reverse  repurchase  agreements are outstanding,  but only to the extent necessary to ensure completion of the reverse repurchase  agreements,  the
Fund will  restrict the purchase of portfolio  instruments  to money market  instruments  maturing on or before the expiration  date of the reverse  repurchase  agreements.  For a discussion  of reverse  repurchase  agreements  and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments  and  Swaps.  The Fund may  invest  in  certain  types  of  derivative  contracts.
Depending  upon how the Fund  uses  derivative  contracts  and the  relationships  between  the  market  value of a derivative  contract and the underlying  asset,  derivative  contracts may increase or decrease the Fund's exposure to interest rate risks,  and may also expose the Fund to liquidity.  The type of derivative  contract that the Fund may in invest in are known as swaps.  Swaps are  contracts in which two parties  agree to pay each other (swap) the returns derived from underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the  underlying  assets by  either  party,  and the  parties  might not own the  assets  underlying  the swap.  The payments  are  usually  made on a net basis so that,  on any given day,  the Fund would  receive  (or pay) only the amount  by which  its  payment  under  the  contract  is less than (or  exceeds)  the  amount of the other  party's payment.  Swap agreements are  sophisticated  instruments  that can take many different  forms,  and are known by a variety of names including caps,  floors,  and collars.  Common swap agreements that the Fund may use include total return  swaps.  Total  return swaps are  contracts  in which one party agrees to make  payments of the total return from the  underlying  asset during the specified  period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

         Portfolio  Turnover.  The Fund may  experience  greater  portfolio  turnover than would be expected with a portfolio of  higher-rated  securities.  For an  additional  discussion of portfolio  turnover,  see this SAI under
"Portfolio Transactions" and the Company's Prospectus under "Portfolio Turnover."

         Adverse  Legislation.  In 1989,  legislation was enacted that required  federally insured savings and loan associations to divest their holdings of lower-rated  bonds by 1994. This  legislation  also created the Resolution
Trust  Corporation  (the  "RTC"),  which  disposed of a  substantial  portion of  lower-rated  bonds held by failed savings  and loan  associations.  The  reduction  of the number of  institutions  empowered  to  purchase  and hold lower-rated  bonds,  and the divestiture of bonds by these  institutions and the RTC, have had an adverse impact on the overall  liquidity of the market for such bonds.  Federal and state  legislatures  and regulators  have and may continue  to  propose  new laws and  regulations  designed  to limit the  number or type of  institutions  that may purchase  lower-rated  bonds,  reduce the tax benefits to issuers of such bonds, or otherwise  adversely impact the liquidity of such bonds.  The Fund cannot predict the likelihood  that any of these  proposals will be adopted,  or their potential impact on the liquidity of lower-rated bonds.

         Foreign  Securities.  For a discussion of certain risks  involved  with  investing in foreign  securities, including  currency  risks,  see this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment
Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Federated High Yield Bond Fund.  These  limitations  are not  "fundamental"  restriction and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Change  its policy to invest at least 80% of the value of its assets in  corporate  fixed  income securities  that are BBB and  below in  Standard  & Poor's  rating  of Baa and below in  Moody's  rating  unless it provides 60 days prior written notice to its shareholders;

         2.       Invest  more  than  15% of the  value  of its net  assets  in  securities  that  are not  readily marketable,  including  repurchase  agreements  providing for settlement in more than seven days after notice.  The
Directors of the Company,  or the Investment Manager or the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for certain  securities  eligible for resale pursuant to Rule 144A under the  Securities  Act of 1933,  or any successor to such rule,  and therefore  that such securities are not subject to the foregoing limitation;

         3.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         4.       Purchase  any  securities  on margin but may obtain such  short-term  credits as may be necessary for the clearance of transactions;

         5.       Invest  more than 10% of the  value of its  total  assets  in  foreign  securities  which are not publicly traded in the United States;

         6.       Make short sales of securities or maintain  short  positions,  unless:  during the time the short position is open,  it owns an equal amount of the  securities  sold or  securities  readily and freely  convertible into or exchangeable,  without payment of additional consideration,  for securities of the same issue as, and equal in amount to, the  securities  sold short;  and not more than 10% of the Fund's net assets (taken at current value)
is held as collateral for such sales at any one time; or

         7.       Purchase  securities of a company for the purpose of exercising  control or management.  However, the Fund may invest in up to 10% of the voting  securities  of any one issuer and may  exercise  its voting  powers consistent  with the best  interests  of the Fund.  From time to time,  the Fund,  together  with other  investment companies advised by subsidiaries or affiliates of the Sub-advisor,  may together buy and hold substantial  amounts of a company's  voting  stock.  All such stock may be voted  together.  In some such cases,  the Fund and the other investment  companies  might  collectively  be  considered  to be in  control  of the  company  in which  they have invested.  In some cases,  directors,  agents,  employees,  officers,  or others  affiliated with or acting for the
Fund, the  Sub-advisor,  or affiliated  companies  might possibly  become  directors of companies in which the Fund holds stock.

asaf PIMCO Total Return Bond Fund:

Investment  Objective:  The investment  objective of the Fund is to seek to maximize total return,  consistent with
preservation  of  capital.  The  Sub-advisor  will  seek  to  employ  prudent  investment  management   techniques,
especially in light of the broad range of investment instruments in which the Fund may invest.

Investment Policies:

         Borrowing.   The  Fund  may  borrow  for  temporary   administrative   purposes.  This  borrowing  may  be
unsecured.  The Investment  Company Act of 1940 requires the Fund to maintain  continuous  asset coverage (that is, total assets including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount borrowed.  If the 300%  asset  coverage  should  decline as a result of market  fluctuations  or other  reasons,  the Fund may be required to sell some of its  holdings  within  three days to reduce the debt and restore the 300% asset  coverage, even though it may be  disadvantageous  from an investment  standpoint to sell  securities at that time.  Borrowing will tend to  exaggerate  the effect on net asset value of any  increase  or  decrease  in the market  value of the
Fund.  Money  borrowed will be subject to interest costs which may or may not be recovered by  appreciation  of the securities  purchased.  The Fund also may be required to maintain  minimum average balances in connection with such borrowing  or to pay a commitment  or other fee to maintain a line of credit;  either of these  requirements  would increase the cost of borrowing over the stated interest rate.

         In addition to the above,  the Fund may enter into  reverse  repurchase  agreements  and  mortgage  dollar rolls. A reverse  repurchase  agreement  involves the sale of a  portfolio-eligible  security by the Fund,  coupled with its  agreement to repurchase  the  instrument at a specified  time and price.  In a "dollar roll"  transaction the Fund sells a  mortgage-related  security  (such as a GNMA  security) to a dealer and  simultaneously  agrees to repurchase a similar  security  (but not the same  security)  in the future at a  pre-determined  price.  A "dollar roll" can be viewed, like a reverse repurchase agreement,  as a collateralized  borrowing in which the Fund pledges a mortgage-related  security to a dealer to obtain cash. Unlike in the case of reverse repurchase  agreements,  the dealer with which the Fund enters into a dollar roll  transaction  is not  obligated to return the same  securities as those  originally sold by the Fund, but only securities  which are  "substantially  identical." To be considered
"substantially  identical," the securities  returned to the Fund generally must: (1) be  collateralized by the same types of  underlying  mortgages;  (2) be  issued by the same  agency  and be part of the same  program;  (3) have a similar  original  stated  maturity;  (4) have  identical net coupon  rates;  (5) have similar  maturity:  (4) have identical net coupon rates; (5) have similar market yields (and therefore  price);  and (6) satisfy "good delivery"
requirements,  meaning that the aggregate  principal amounts of the securities  delivered and received back must be within  2.5% of the  initial  amount  delivered.  The Fund's  obligations  under a dollar  roll  agreement  must be covered by segregating  cash or other liquid assets equal in value to the  securities  subject to repurchase by the
Fund.

         Both  dollar  roll and  reverse  repurchase  agreements  will be  subject  to the  Fund's  limitations  on borrowings,  which will restrict the aggregate of such  transactions  (plus any other borrowings) to 33 1/3% of the
Fund's total assets.  Furthermore,  because dollar roll  transactions  may be for terms ranging between one and six months,  dollar roll  transactions  may be deemed  "illiquid"  and  subject to the Fund's  overall  limitations  on investments in illiquid securities.

         Corporate  Debt  Securities.  The Fund's  investments  in U.S.  dollar-  or  foreign  currency-denominated corporate  debt  securities  of domestic or foreign  issuers are limited to corporate  debt  securities  (corporate bonds,  debentures,  notes and other similar corporate debt instruments,  including  convertible  securities) which meet the  minimum  ratings  criteria  set forth for the Fund,  or, if  unrated,  are in the  Sub-advisor's  opinion comparable  in quality  to  corporate  debt  securities  in which the Fund may  invest.  In the event that  ratings services assign  different  ratings to the same security,  the Sub-advisor  will determine which rating it believes best  reflects  the  security's  quality  and risk at that time,  which may be the higher of the  several  assigned ratings.  The rate of return or return of  principal  on some  debt  obligations  may be linked or  indexed  to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among  the  corporate  bonds in which  the Fund may  invest  are  convertible  securities.  A  convertible security is a bond,  debenture,  note, or other  security that entitles the holder to acquire common stock or other equity  securities of the same or a different  issuer.  A  convertible  security  generally  entitles the holder to receive  interest paid or accrued until the convertible  security  matures or is redeemed,  converted or exchanged.
Before  conversion,  convertible  securities  have  characteristics  similar  to  nonconvertible  debt  securities.
Convertible  securities rank senior to common stock in a corporation's capital structure and, therefore,  generally entail less risk than the  corporation's  common stock,  although the extent to which such risk is reduced  depends in large  measure  upon the  degree to which  the  convertible  security  sells  above its value as a  fixed-income security.

         A  convertible  security  may be subject  to  redemption  at the  option of the issuer at a  predetermined price.  If a convertible  security held by the Fund is called for  redemption,  the Fund will be required to permit the issuer to redeem  the  security  and  convert  it to  underlying  common  stock,  or will sell the  convertible security to a third party.  The Fund generally  would invest in convertible  securities for their  favorable  price characteristics and total return potential and would normally not exercise an option to convert.

         Investments in securities  rated below  investment grade that are eligible for purchase by the Fund (i.e., rated B or better by  Moody's or S&P) are  described  as  "speculative"  by both  Moody's  and S&P.  Investment  in lower-rated  corporate debt securities ("high yield  securities")  generally  provides greater income and increased opportunity  for capital  appreciation  than  investments  in higher  quality  securities,  but they also typically entail  greater price  volatility and principal and income risk.  These high yield  securities are regarded as high risk and predominantly  speculative with respect to the issuer's  continuing ability to meet principal and interest payments.  The market for these  securities is relatively  new, and many of the outstanding  high yield  securities have not  endured a major  business  recession.  A  long-term  track  record  on  default  rates,  such as that for investment grade corporate bonds, does not exist for this market.  Analysis of the  creditworthiness  of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield,  high risk  securities  may be more  susceptible  to real or  perceived  adverse  economic and competitive  industry  conditions than investment  grade  securities.  The price of high yield securities have been found to be less sensitive to interest-rate  adverse economic  downturns or individual  corporate  developments.  A projection of an economic  downturn or of a period of rising interest rates, for example,  could cause a decline in high yield  security  prices  because the advent of a  recession  could  lessen the  ability of a highly  leveraged company to make  principal  and interest  payments on its debt  securities.  If an issuer of high yield  securities defaults,  in  addition  to risking  payment  of all or a portion of  interest  and  principal,  the Fund may incur additional  expenses  to  seek  recovery.  In the  case of high  yield  securities  structured  as  zero-coupon  or pay-in-kind  securities,  their  market  prices are  affected to a greater  extent by interest  rate  changes,  and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The  secondary  market on which high yield,  high risk  securities  are traded may be less liquid than the market for higher grade  securities.  Less  liquidity in the secondary  trading market could  adversely  affect the price at which the Fund could sell a high yield security,  and could adversely  affect the daily net asset value of the  shares.  Adverse  publicity  and  investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease the values and liquidity of high yield  securities  especially in a thinly-traded  market.  When secondary markets  for high yield  securities  are less liquid than the market for higher  grade  securities,  it may be more difficult to value the securities  because such  valuation may require more research,  and elements of judgment may play a greater role in the valuation  because there is less reliable,  objective data  available.  The  Sub-advisor seeks to minimize the risks of investing in all securities  through  diversification,  in-depth credit analysis and attention  to current  developments  in interest  rates and market  conditions.  For an  additional  discussion  of certain risks involved in lower-rated  debt  securities,  see this SAI and the Company's  Prospectus under "Certain
Risk Factors and Investment Objectives."

         Participation on Creditors  Committees.  The Fund may from time to time  participate on committees  formed by creditors to negotiate  with the  management of  financially  troubled  issuers of securities  held by the Fund.
Such  participation  may subject the Fund to expenses  such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal  securities  laws,  and therefore may restrict the Fund's ability to trade in or acquire  additional  positions in a particular  security when it might otherwise desire to do so.  Participation by the Fund on such committees  also may expose the Fund to potential  liabilities  under the federal  bankruptcy laws or other laws  governing the rights of creditors and debtors.  The Fund will  participate on such  committees  only when the Sub-advisor  believes that such  participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

         Mortgage-Related  Securities.  The  Fund  may  invest  in  mortgage-backed  securities.   Mortgage-related
securities  are interests in pools of mortgage  loans made to  residential  home buyers,  including  mortgage loans made by savings and loan  institutions,  mortgage  bankers,  commercial  banks and others.  Pools of mortgage loans are  assembled  as  securities  for sale to  investors  by various  governmental,  government-related  and  private organizations  (see "Mortgage  Pass-Through  Securities").  The Fund may also invest in debt  securities  which are secured with collateral  consisting of mortgage-related  securities (see  "Collateralized  Mortgage  Obligations"), and in other types of mortgage-related securities.

         Interests  in pools of  mortgage-related  securities  differ  from other forms of debt  securities,  which normally  provide  for  periodic  payment of  interest  in fixed  amounts  with  principal  payments at maturity or specified  call dates.  Instead,  these  securities  provide a monthly  payment which consists of both interest and principal  payments.  In  effect,  these  payments  are a  "pass-through"  of  the  monthly  payments  made  by the individual  borrowers on their  residential  or commercial  mortgage  loans,  net of any fees paid to the issuer or guarantor of such  securities.  Additional  payments are caused by repayments of principal  resulting from the sale of the  underlying  property,  refinancing  or  foreclosure,  net of fees or  costs  which  may be  incurred.  Some mortgage-related  securities  (such as securities  issued by the  Government  National  Mortgage  Association)  are
described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of certain fees, at the scheduled  payment dates  regardless of whether or not the mortgagor actually makes the payment.

         The principal  governmental  guarantor of mortgage-related  securities is the Government National Mortgage
Association  ("GNMA").  GNMA is a wholly  owned United  States  Government  corporation  within the  Department  of
Housing  and Urban  Development.  GNMA is  authorized  to  guarantee,  with the full faith and credit of the United
States  Government,  the timely payment of principal and interest on securities issued by institutions  approved by
GNMA  (such as  savings  and loan  institutions,  commercial  banks and  mortgage  bankers)  and backed by pools of
FHA-insured or VA-guaranteed mortgages.

         Government-related  guarantors  (i.e.,  not  backed by the full  faith and  credit  of the  United  States
Government)  include the  Federal  National  Mortgage  Association  ("FNMA")  and the  Federal  Home Loan  Mortgage
Corporation  ("FHLMC").  FNMA is a government-sponsored  corporation owned entirely by private stockholders.  It is subject to general  regulation  by the  Secretary of Housing and Urban  Development.  FNMA  purchases  conventional
(i.e.,  not  insured  or  guaranteed  by any  government  agency)  residential  mortgages  from a list of  approved seller/servicers  which include state and federally chartered savings and loan associations,  mutual savings banks, commercial banks and credit unions and mortgage  bankers.  Pass-though  securities issued by FNMA are guaranteed as to timely  payment of principal  and interest by FNMA but are not backed by the full faith and credit of the United
States Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage  credit for residential  housing. It is a  government-sponsored  corporation formerly owned by the twelve Federal Home Loan
Banks and now owned  entirely by private  stockholders.  FHLMC issues  Participation  Certificates  ("PC's")  which represent  interests in  conventional  mortgages  from FHLMC's  national  portfolio.  FHLMC  guarantees  the timely payment of interest and ultimate  collection of  principal,  but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other  secondary  market issuers also create  pass-though  pools of  conventional  residential  mortgage loans.
Such issuers may, in addition,  be the  originators  and/or  servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such nongovernmental  issuers generally offer a higher rate of interest  than  government  and  government-related  pools because there are no direct or indirect government  or agency  guarantees  of  payments  in the former  pools.  However,  timely  payment of  interest  and principal of these pools may be supported by various forms of insurance or guarantees,  including  individual loan, title,  pool and hazard  insurance and letters of credit.  The insurance and guarantees are issued by  governmental entities,  private insurers and the mortgage  poolers.  Such insurance and guarantees and the  creditworthiness  of the issuers thereof will be considered in determining  whether a mortgage-related  security meets the Company's and the Trust's  investment  quality  standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee  arrangements.  The Fund may buy  mortgage-related securities  without  insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers  and poolers,  the  Sub-advisor  determines  that the  securities  meet the  Company's and the
Trust's quality  standards.  Although the market for such securities is becoming  increasingly  liquid,  securities
issued  by  certain  private   organizations   may  not  be  readily   marketable.   The  Fund  will  not  purchase
mortgage-related  securities or any other assets which in the  Sub-advisor's  opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

         Mortgage-backed  securities  that are  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities,  are not subject to the Fund's industry concentration restrictions,  set forth in this SAI under
"Fundamental  Investment  Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of  privately  issued  mortgage-related  securities,  the Fund  takes  the  position  that mortgage-related  securities do not represent  interests in any particular  "industry" or group of industries.  The assets  underlying  such  securities  may be  represented  by a  portfolio  of  first  lien  residential  mortgages
(including both whole mortgage loans and mortgage  participation  interests) or portfolios of mortgage pass-through securities  issued or guaranteed by GNMA,  FNMA or FHLMC.  Mortgage loans  underlying a  mortgage-related  security may in turn be  insured  or  guaranteed  by the  Federal  Housing  Administration  or the  Department  of  Veterans
Affairs.  In the case of private  issue  mortgage-related  securities  whose  underlying  assets are  neither  U.S.
Government  securities nor U.S.  Government-insured  mortgages,  to the extent that real  properties  securing such assets may be located in the same  geographical  region,  the  security may be subject to a greater risk of default that other comparable  securities in the event of adverse  economic,  political or business  developments  that may affect  such region and  ultimately,  the ability of  residential  homeowners  to make  payments of  principal  and interest on the underlying mortgages.

                  Collateralized  Mortgage  Obligations  (CMOs). A CMO is a hybrid between a  mortgage-backed  bond and a mortgage  pass-through  security.  Similar to a bond,  interest and prepaid principal is paid, in most cases, semiannually.  CMOs may be  collateralized  by whole  mortgage  loans,  but are more  typically  collateralized  by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

                  CMOs are structured  into multiple  classes,  each bearing a different  stated  maturity.  Actual maturity  and  average  life will depend upon the  prepayment  experience  of the  collateral.  CMOs  provide for a modified form of call  protection  through a de facto  breakdown of the underlying  pool of mortgages  according to
                                             --------
how quickly the loans are repaid.  Monthly  payment of principal  received from the pool of  underlying  mortgages, including  prepayments,  is first returned to investors holding the shortest maturity class.  Investors holding the longer  maturity  classes receive  principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return or principal because of the sequential payments.

                  In a typical CMO  transaction,  a corporation  ("issuer")  issues multiple series (e.g., A, B, C,
Z) of the CMO  bonds  ("Bonds").  Proceeds  of the  Bond  offering  are  used to  purchase  mortgages  or  mortgage pass-through  certificates  ("Collateral").  The Collateral is pledged to a third party trustee as security for the
Bonds.  Principal  and interest  payments from the  Collateral  are used to pay principal on the Bonds in the order
A, B, C, Z. The  Series A, B, and C Bonds all bear  current  interest.  Interest  on the  Series Z Bond is  accrued and added to principal  and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid off.  When the Series A, B, and C Bonds are paid in full,  interest  and  principal  on the Series Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan  originators  (primarily  builders or savings and loan associations) to borrow against their loan portfolios.

                  FHLMC  Collateralized  Mortgage  Obligations.  FHLMC CMOs are debt obligations of FHLMC issued in multiple  classes  having  different  maturity  dates  which are  secured by the  pledge of a pool of  conventional mortgage  loans  purchased  by FHLMC.  Unlike FHLMC PCs,  payments of  principal  and interest on the CMOs are made semiannually,  as  opposed  to  monthly.  The  amount of  principal  payable  on each  semiannual  payment  date is determined in accordance with FHLMC's  mandatory  sinking fund schedule,  which, in turn, is equal to approximately
100% of FHA prepayment  experience  applied to the mortgage  collateral pool. All sinking fund payments in the CMOs are  allocated  to the  retirement  of the  individual  classes of bonds in the order of their  stated  maturities.
Payment of  principal  on the  mortgage  loans in the  collateral  pool in excess of the amount of FHLMC's  minimum sinking  fund  obligation  for any payment  date are paid to the  holders of the CMOs as  additional  sinking  fund payments.  Because of the  "pass-through"  nature of all  principal  payments  received on the  collateral  pool in excess of FHLMC's minimum sinking fund  requirement,  the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

                  If collection of principal  (including  prepayments)  on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's  minimum  sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

                  Criteria  for the  mortgage  loans in the pool  backing the FHLMC CMOs are  identical to those of
FHLMC PCs.  FHLMC has the right to substitute  collateral in the event of  delinquencies  and/or  defaults.  For an additional  discussion of  mortgage-backed  securities  and certain risks  involved  therein,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Other Mortgage-Related  Securities.  Other  mortgage-related  securities include securities other than those  described  above that  directly  or  indirectly  represent  a  participation  in, or are secured by and payable from,  mortgage loans on real  property,  including CMO residuals or stripped  mortgage-backed  securities.
Other  mortgage-related  securities may be equity or debt securities issued by agencies or instrumentalities of the
U.S.  Government  or by private  originators  of, or  investors  in,  mortgage  loans,  including  savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks, partnerships,  trusts and special purpose entities of the foregoing.

                  CMO  Residuals.   CMO  residuals  are  derivative  mortgage  securities  issued  by  agencies  or instrumentalities  of the U.S. Government or by private originators of, or investors in, mortgage loans,  including savings and loan  associations,  homebuilders,  mortgage  banks,  commercial  banks,  investment  banks and special purpose entities of the foregoing.

                  The cash flow  generated by the mortgage  assets  underlying a series of CMOs is applied first to make  required  payments  of  principal  and  interest  on the CMOs and  second to pay the  related  administrative expenses of the issuer.  The  residual in a CMO  structure  generally  represents  the  interest in any excess cash flow  remaining  after  making the  foregoing  payments.  Each  payment of such excess cash flow to a holder of the related CMO residual  represents  income  and/or a return of capital.  The amount of residual  cash flow  resulting from a CMO will depend on, among other  things,  the  characteristics  of the mortgage  assets,  the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative  expenses and the prepayment  experience on the  mortgage  assets.  In  particular,  the yield to  maturity  on CMO  residuals  is  extremely  sensitive  to prepayments on the related  underlying  mortgage  assets,  in the same manner as an  interest-only  ("IO") class of
stripped  mortgage-backed   securities.   See  "Other  Mortgage-Related   Securities  --  Stripped  Mortgage-Backed
Securities."  In addition,  if a series of a CMO includes a class that bears  interest at an adjustable  rate,  the yield to maturity  on the related CMO  residual  will also be  extremely  sensitive  to changes in the level of the
index  upon  which  interest  rate   adjustments   are  based.   As  described   below  with  respect  to  stripped
mortgage-backed  securities,  in certain  circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

                  CMO  residuals  are  generally  purchased and sold by  institutional  investors  through  several investment  banking firms acting as brokers or dealers.  The CMO residual  market has only very recently  developed and CMO  residuals  currently  may not have the  liquidity of other more  established  securities  trading in other markets.  Transactions  in CMO residuals are generally  completed only after careful review of the  characteristics of the  securities in question.  In addition,  CMO residuals may or,  pursuant to an exemption  therefrom,  may not have been  registered  under the  Securities  Act of 1933, as amended.  CMO  residuals,  whether or not  registered under such Act,  may be subject  to certain  restrictions  on  transferability,  and may be deemed  "illiquid"  and subject to the Fund's limitations on investment in illiquid securities.

                  Stripped   Mortgage-Backed   Securities.   Stripped   mortgage-backed   securities  ("SMBS")  are
derivative  multi-class  mortgage  securities.  SMBS may be issued by  agencies  or  instrumentalities  of the U.S.
Government,  or  by  private  originators  of,  or  investors  in,  mortgage  loans,  including  savings  and  loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

                  SMBS are usually  structured with two classes that receive different  proportions of the interest and  principal  distributions  on a pool of mortgage  assets.  A common type of SMBS will have one class  receiving some of the interest and most of the principal  from the mortgage  assets,  which the other class will receive most of the interest and the remainder of the  principal.  In the most extreme  case,  one class will receive all of the interest  (the IO class),  while the other class will  receive all of the  principal  (the  principal-only  or "PO"
class). The yield to maturity on an IO class is extremely  sensitive to the rate of principal  payments  (including prepayments)  on the  related  underlying  mortgage  assets,  and a rapid  rate of  principal  payments  may have a material adverse effect on the Fund's yield to maturity from these  securities.  If the underlying  mortgage assets experience  greater  than  anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial investment in these securities even if the security is in one of the highest rating categories.

                  Although  SMBS are purchased  and sold by  institutional  investors  through  several  investment banking  firms  acting as  brokers  or  dealers,  these  securities  were  only  recently  developed.  As a result, established  trading markets have not yet developed and,  accordingly,  these  securities may be deemed  "illiquid"
and subject to the Fund's limitations on investment in illiquid securities.

                  Other  Asset-Backed  Securities.  Similarly,  the  Sub-advisor  expects  that other  asset-backed securities  (unrelated  to  mortgage  loans)  will  be  offered  to  investors  in the  future.  Several  types  of asset-backed  securities may be offered to investors,  including  Certificates  for Automobile  Receivables.  For a discussion  of  automobile  receivables,  see this  SAI  under  "Certain  Risk  Factors  and  Investment  Methods."
Consistent with the Fund's  investment  objectives and policies,  the Sub-advisor also may invest in other types of asset-backed securities.

         Foreign  Securities.  The Fund may invest in U.S. dollar- or foreign  currency-denominated  corporate debt securities of foreign issuers  (including  preferred or preference  stock),  certain foreign bank  obligations (see
"Bank  Obligations") and U.S. dollar- or foreign  currency-denominated  obligations of foreign governments or their subdivisions,  agencies and  instrumentalities,  international  agencies and supranational  entities.  The Fund may invest up to 20% of its assets in securities  denominated in foreign  currencies,  and may invest beyond this limit in U.S.  dollar-denominated  securities  of  foreign  issuers.  The  Fund may  invest  up to 10% of its  assets  in securities  of issuers  based in  emerging  market  countries.  Investing  in the  securities  of  foreign  issuers involves  special risks and  considerations  not  typically  associated  with  investing in U.S.  companies.  For a discussion  of certain  risks  involved in foreign  investments  in general,  and the special risks of investing in developing  countries,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         The Fund also may purchase and sell foreign currency  options and foreign  currency futures  contracts and related options (see  ""Derivative  Instruments"),  and enter into forward foreign currency  exchange  contracts in order to protect  against  uncertainty  in the level of future  foreign  exchange rates in the purchase and sale of securities.

         A forward foreign currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price  set at the time of the  contract.  These  contracts  may be  bought or sold to  protect  the Fund  against a possible loss resulting from an adverse change in the relationship  between foreign  currencies and the U.S. dollar or, to increase  exposure to a particular  foreign  currency.  Open  positions in forward  contracts are covered by the segregation  with the Fund's  custodian of cash or liquid assets and are marked to market daily.  Although such contracts  are  intended to minimize  the risk of loss due to a decline on the value of the hedged  currencies,  at the same  time,  they tend to limit any  potential  gain which  might  result  should the value of such  currencies increase.

         Brady  Bonds.  The Fund may  invest  in Brady  Bonds.  Brady  Bonds are  securities  created  through  the exchange of existing  commercial  bank loans to sovereign  entities for new  obligations  in  connection  with debt restructurings  under a debt restructuring  plan introduced by former U.S.  Secretary of the Treasury,  Nicholas F.
Brady  (the  "Brady  Plan").  Brady  Plan debt  restructurings  have  been  implemented  in a number of  countries, including in Argentina,  Bolivia,  Bulgaria,  Costa Rica, the Dominican Republic,  Ecuador,  Jordan, Mexico, Niger,
Nigeria,  the Philippines,  Poland,  Uruguay, and Venezuela.  In addition,  Brazil has concluded a Brady-like plan.
It is expected that other countries will undertake a Brady Plan in the future.

         Brady Bonds do not have a long payment history.  Brady Bonds may be  collateralized  or  uncollateralized, are issued in various  currencies  (primarily  the U.S.  dollar) and are  actively  traded in the  over-the-counter secondary  market.  Brady bonds are not  considered  to be U.S.  Government  securities.  U.S.  dollar-denominated, collateralized  Brady Bonds,  which may be fixed rate par bonds or floating  rate  discount  bonds,  are  generally collateralized  in full as to principal by U.S.  Treasury  zero-coupon  bonds having the same maturity as the Brady
Bonds.   Interest   payments  on  these  Brady  Bonds  generally  are   collateralized  on  a  one-year  or  longer
rolling-forward  basis by cash or  securities  in an amount that,  in the case of fixed rate bonds,  is equal to at least one year of interest  payments  or, in the case of floating  rate bonds,  initially  is equal to at least one year's interest  payments based on the applicable  interest rate at that time and is adjusted at regular  intervals thereafter.  Certain  Brady Bonds are  entitled to "value  recovery  payments" in certain  circumstances,  which in effect  constitute  supplemental  interest  payments but  generally are not  collateralized.  Brady Bonds are often viewed as having  three or four  valuation  components:  (i) the  collateralized  repayment  of  principal at final maturity;  (ii) the collateralized  interest payments;  (iii) the uncollateralized  interest payments; and (iv) any uncollateralized  repayment of principal at maturity  (these  uncollateralized  amounts  constitute  the  "residual risk").

         Most Mexican Brady Bonds issued to date have principal  repayments at final maturity fully  collateralized by U.S. Treasury zero-coupon bonds (or comparable  collateral  denominated in other currencies) and interest coupon payments  collateralized  on an  18-month  rolling-forward  basis  by funds  held in  escrow  by an  agent  for the bondholders.  A significant  portion of the  Venezuelan  Brady Bonds and the  Argentine  Brady Bonds issued to date have principal  repayments at final  maturity  collateralized  by U.S.  Treasury  zero-coupon  bonds (or comparable collateral  denominated in other  currencies)  and/or interest coupon  payments  collateralized  on a 14-month (for
Venezuela) or 12-month (for  Argentina)  rolling-forward  basis by securities  held by the Federal  Reserve Bank of
New York as collateral agent.

         Brady Bonds  involve  various  risk  factors  including  residual  risk and the  history of defaults  with respect to commercial  bank loans by public and private  entities of countries  issuing  Brady Bonds.  There can be no assurance  that Brady Bonds in which the Fund may invest will not be subject to  restructuring  arrangements  or to requests  for new  credit,  which may cause the Fund to suffer a loss of  interest  or  principal  on any of its holdings.

         Bank  Obligations.  Bank obligations in which the Funds invest include  certificates of deposit,  bankers'
acceptances,  and fixed time deposits.  Certificates  of deposit are negotiable  certificates  issued against funds deposited  in a  commercial  bank  for a  definite  period  of  time  and  earning  a  specified  return.  Bankers'
acceptances  are  negotiable  drafts or bills of  exchange,  normally  drawn by an  importer or exporter to pay for specific merchandise,  which are "accepted" by a bank, meaning, in effect, that the bank unconditionally  agrees to pay the face value of the  instrument  on maturity.  Fixed time deposits are bank  obligations  payable at a stated
maturity  date and  bearing  interest  at a fixed  rate.  Fixed time  deposits  may be  withdrawn  on demand by the investor,  but may be subject to early  withdrawal  penalties  which vary depending upon market  conditions and the remaining  maturity  of  the  obligation.  There  are no  contractual  restrictions  on the  right  to  transfer  a beneficial  interest in a fixed time deposit to a third party,  although there is no market for such deposits.  The
Fund will not invest in fixed time deposits  which (1) are not subject to prepayment or (2) provide for  withdrawal penalties upon prepayment (other than overnight  deposits) if, in the aggregate,  more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

         The Fund will limit its  investments  in United States bank  obligations  to  obligations of United States bank  (including  foreign  branches)  which have more than $1 billion in total assets at the time of investment and are member of the Federal  Reserve  System,  are examined by the  Comptroller of the Currency or whose deposits are insured by the  Federal  Deposit  Insurance  Corporation.  The Fund also may invest in  certificates  of deposit of savings and loan  associations  (federally or state chartered and federally  insured) having total assets in excess
$1 billion.

         The Fund will limit its  investments  in foreign  bank  obligations  to United  States  dollar- or foreign currency-denominated  obligations  of foreign banks  (including  United States  branches of foreign banks) which at the time of investment  (i) have more than $10 billion,  or the  equivalent in other  currencies,  in total assets;
(ii) in terms of assets are among the 75 largest  foreign  banks in the world;  (iii)  have  branches  or  agencies
(limited  purpose  offices which do not offer all banking  services) in the United States;  and (iv) in the opinion of the  Sub-advisor,  are of an investment  quality  comparable to  obligations of United States banks in which the
Fund may  invest.  Subject  to the  Fund's  limitation  on  concentration  of no more than 25% of its assets in the securities of issuers in particular  industry,  there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations  of  foreign  banks  involve  somewhat   different   investment  risks  than  those  affecting
obligations of United States banks,  including the possibilities  that their liquidity could be impaired because of future  political  and  economic  developments,  that their  obligations  may be less  marketable  than  comparable obligations of United States banks, that a foreign  jurisdiction  might impose withholding taxes on interest income payable on those  obligations,  that foreign  deposits  may be seized or  nationalized,  that foreign  governmental restrictions  such as exchange  controls may be adopted which might  adversely  affect the payment of principal and interest on those  obligations and that the selection of those  obligations may be more difficult because there may be less  publicly  available  information  concerning  foreign  banks or the  accounting,  auditing  and  financial reporting  standards,  practices and  requirements  applicable to foreign banks may differ from those applicable to
United  States  banks.  Foreign  banks are not generally  subject to  examination  by any United States  Government agency or instrumentality.

         Derivative  Instruments.  In  pursuing  its  individual  objective,  the Fund  may,  as  described  in the
Company's  Prospectus,  purchase  and sell  (write)  both put options and call  options on  securities,  securities indices,  and foreign  currencies,  and enter into interest rate,  foreign currency and index futures contracts and purchase and sell options on such futures  contracts  ("future  options") for hedging  purposes.  The Fund also may enter into swap  agreements  with  respect to foreign  currencies,  interest  rates and indices of  securities.  If other types of financial instruments,  including other types of options,  futures contracts, or futures options are traded  in the  future,  the Fund may also use  those  instruments,  provided  that the  Directors  of the  Company determine  that their use is  consistent  with the Fund's  investment  objective,  and  provided  that their use is consistent with restrictions  applicable to options and futures contracts  currently  eligible for use by the Trust
(i.e.,  that written call or put options will be "covered" or "secured"  and that futures and futures  options will be used only for hedging purposes).

         Options on  Securities  and  Indices.  The Fund may purchase and sell both put and call options on debt or other securities or indices in standardized  contracts traded on foreign or national securities  exchanges,  boards of  trade,  or  similar  entities,  or quoted on NASDAQ or on a  regulated  foreign  over-the-counter  market,  and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The Fund will  write  call  options  and put  options  only if they are  "covered."  In the case of a call option  on a  security,  the  option  is  "covered"  if the Fund owns the  security  underlying  the call or has an absolute and immediate  right to acquire that security  without  additional cash  consideration  (or, if additional cash  consideration  is required,  cash or cash equivalents or other liquid assets in such amount are segregated by the Fund) upon  conversion or exchange of other  securities  held by the Fund.  For a call option on an index,  the option is covered if the Fund maintains with its custodian cash or cash  equivalents  equal to the contract  value.
A call  option is also  covered if the Fund holds a call on the same  security or index as the call  written  where the exercise  price of the call held is (i) equal to or less than the exercise  price of the call written,  or (ii)
greater than the exercise  price of the call written,  provided that cash or cash  equivalents in the amount of the difference  are  segregated  by the  Fund.  A put  option  on a  security  or an  index  is  "covered"  if the Fund segregates  cash,  cash  equivalents  or other  liquid  assets equal to the  exercise  price.  A put option is also covered if the Fund holds a put on the same  security or index as the put written  where the exercise  price of the put held is (i) equal to or greater  than the  exercise  price of the put  written,  or (ii) less than the exercise price of the put  written,  provided  that cash or cash  equivalents  or other  liquid  assets in the amount of the difference are segregated by the Fund.

         If an option written by the Fund expires,  the Fund realizes a capital gain equal to the premium  received at the time the option was written.  If an option  purchased by the Fund expires  unexercised,  the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration,  an option may be closed out by an offsetting  purchase or sale of an  option  of the same  series  (type,  exchange,  underlying  security  or  index,  exercise  price,  and expiration).  There can be no  assurance,  however,  that a closing  purchase or sale  transaction  can be effected when the Fund desires.

         The Fund will  realize a capital  gain from a  closing  purchase  transaction  if the cost of the  closing option is less than the  premium  received  from  writing  the option,  or if it is more,  the Fund will  realize a capital loss. If the premium  received  from a closing sale  transaction  is more than the premium paid to purchase the option,  the Fund will realize a capital  gain or, if it is less,  the Fund will  realize a capital  loss.  The principal factors  affecting the market value of a put or a call option include supply and demand,  interest rates, the current market price of the underlying  security or index in relation to the exercise price of the option,  the volatility of the underlying security or index, and the time remaining until the expiration date.

         The  premium  paid for a put or call  option  purchased  by the Fund is an asset of the Fund.  The premium received for a option  written by the Fund is recorded as a deferred  credit.  The value of an option  purchased or written is marked to market  daily and is valued at the closing  price on the exchange on which it is traded or, if not traded on an exchange or no closing  price is  available,  at the mean  between the last bid and asked  prices.
For a discussion of certain risks  involved in options,  see this SAI and the Company's  Prospectus  under "Certain
Risk Factors and Investment Methods."

         Foreign Currency  Options.  The Fund may buy or sell put and call options on foreign  currencies either on exchanges  or in the  over-the-counter  market.  A put  option on a foreign  currency  gives the  purchaser  of the option the right to sell a foreign  currency at the  exercise  price  until the option  expires.  Currency  options traded on U.S.  or other  exchanges  may be subject to position  limits  which may limit the ability of the Fund to reduce  foreign  currency  risk using such options.  Over-the-counter  options  differ from traded  options in that they are two-party  contracts with price and other terms negotiated  between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures  Contracts.  The Fund may use interest rate,  foreign currency or index futures  contracts,  as specified in the Company's  Prospectus.  An interest rate,  foreign currency or index futures  contract  provides for the future sale by one party and purchase by another party of a specified  quantity of a  financial  instrument,  foreign  currency  or the cash  value of an index at a  specified  price and time.  A futures  contract on an index is an agreement  pursuant to which two parties  agree to take or make  delivery of an amount of cash equal to the  difference  between the value of the index at the close of the last trading day of the contract and the price at which the index  contract was  originally  written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Fund may purchase and write call and put futures  options.  Futures  options  possess many of the same characteristics  as options on securities  and indices  (discussed  above).  A futures  option gives the holder the right,  in return for the premium  paid,  to assume a long  position  (call) or short  position  (put) in a futures contract  at a  specified  exercise  price at any time  during the period of the  option.  Upon  exercise of a call option,  the holder acquires a long position in the futures  contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

         To comply with  applicable  rules of the CFTC under  which the  Company and the Fund avoid being  deemed a
"commodity pool" or a "commodity pool operator," the Fund intends  generally to limit its use of futures  contracts and  futures  options to "bona fide  hedging"  transactions,  as such term is  defined in  applicable  regulations, interpretations  and  practice.  For example,  the Fund might use futures  contracts to hedge  against  anticipated changes in interest  rates that might  adversely  affect either the value of the Fund's  securities or the price of the  securities  which the Fund intends to purchase.  The Fund's  hedging  activities  may include sales of futures contracts  as an offset  against the effect or expected  increases  in interest  rates,  and  purchases  of futures contracts  as an offset  against the effect of  expected  declines in interest  rates.  Although  other  techniques could be used to reduce  the Fund's  exposure  to  interest  rate  fluctuations,  the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures  contracts and futures options which are  standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures  contract is made by the Fund,  the Fund is required to deposit  with its  custodian  (or  broker,  if  legally  permitted)  a  specified  amount of cash or U.S.  Government  securities
("initial  margin").  The margin  required  for a futures  contract is set by the exchange on which the contract is traded and may be modified  during the term of the contract.  The initial  margin is in the nature of a performance bond or good  faith  deposit  on the  futures  contract  which is  returned  to the Fund  upon  termination  of the contract,  assuming all contractual  obligations  have been satisfied.  The Fund expects to earn interest income on its initial  margin  deposits.  A futures  contract  held by the Fund is valued  daily at the  official  settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called  "variation  margin,"
equal to the  daily  change in value of the  futures  contract.  This  process  is known as  "marking  to  market."
Variation  margin does not  represent a borrowing or loan by the Fund but is instead a settlement  between the Fund and the  broker of the amount one would owe the other if the  futures  contract  expired.  In  computing  daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also  required to deposit and maintain  margin with respect to put and call options on futures contracts  written  by it.  Such  margin  deposits  will vary  depending  on the nature of the  underlying  futures contract (and the related initial margin  requirements),  the current market value of the option, and other futures positions held by the Fund.

         Although  some  futures  contracts  call for  making  or taking  delivery  of the  underlying  securities, generally these  obligations are closed out prior to delivery by offsetting  purchases or sales of matching futures contracts (same exchange,  underlying  security or index, and delivery month).  If an offsetting  purchase price is less than the  original  sale  price,  the Fund  realizes a capital  gain,  or if it is more,  the Fund  realizes a capital  loss.  Conversely,  if an  offsetting  sale  price is more  than the  original  purchase  price,  the Fund realizes a capital gain, or if it is less,  the Fund realizes a capital loss.  The  transaction  costs must also be included in these calculations.

         Limitations on Use of Futures and Futures  Options.  In general,  the Funds intend to enter into positions in futures  contracts  and related  options  only for "bona fide  hedging"  purposes.  With respect to positions in futures and related  options that do not  constitute  bona fide hedging  positions,  the Fund will not enter into a futures  contract or futures option  contract if,  immediately  thereafter,  the aggregate  initial margin deposits relating to such  positions plus premiums paid by it for open futures  option  positions,  less the amount by which any such options are  "in-the-money,"  would exceed 5% of the Fund's total assets. A call option is  "in-the-money"
if the value of the futures  contract that is the subject of the option  exceeds the exercise  price.  A put option is  "in-the-money"  if the  exercise  price  exceeds the value of the futures  contract  that is the subject of the option.

         When purchasing a futures  contract,  the Fund will maintain with its custodian (and  mark-to-market  on a daily  basis) cash or other liquid  assets  that,  when added to the amounts  deposited  with a futures  commission merchant as margin,  are equal to the market  value of the futures  contract.  Alternatively,  the Fund may "cover"
its position by  purchasing a put option on the same  futures  contract  with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures  contract,  the Fund will  maintain  with its custodian  (and  mark-to-market  on a daily basis) liquid assets that, when added to the amount deposited with a futures  commission  merchant as margin, are equal to the market value of the  instruments  underlying  the  contract.  Alternatively,  the Fund may "cover"
its position by owning the  instruments  underlying the contract (or, in the case of an index futures  contract,  a portfolio  with a volatility  substantially  similar to that of the index on which the futures  contract is based), or by holding a call option  permitting  the Fund to purchase the same  futures  contract at a price no higher than the price of the  contract  written by the Fund (or at a higher price if the  difference  is  maintained  in liquid assets with the Fund's custodian).

         When  selling  a call  option on a  futures  contract,  the Fund will  maintain  with its  custodian  (and mark-to-market  on a daily basis) cash or other  liquid  assets that,  when added to the amounts  deposited  with a futures  commission  merchant as margin,  equal the total market value of the futures contract  underlying the call option.  Alternatively,  the Fund may cover its  position by  entering  into a long  position  in the same  futures contract at a price no higher than the strike price of the call option,  by owning the  instruments  underlying the futures  contract,  or by holding a separate call option  permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures  contract,  the Fund will maintain with its custodian  (and mark-to market on a daily basis) cash or other liquid assets that equal the purchase  price of the futures  contract,  less any margin on deposit.  Alternatively,  the Fund may cover the position  either by entering  into a short  position in the same futures  contract,  or by owning a separate put option  permitting it to sell the same futures contract so long as the strike  price of the  purchased  put option is the same or higher  than the strike  price of the put option sold by the Fund.

         Swap  Agreements.  The Fund may enter into interest rate,  index,  credit and currency  exchange rate swap agreements  for purposes of  attempting to obtain a particular  desired  return at a lower cost to the Fund than if the Fund had invested  directly in an  instrument  that yielded that desired  return.  For purposes of applying the
Fund's  investment  policies and  restrictions  (as stated in the  prospectuses  and this SAI) swap  agreements are generally  valued  by the Fund at  market  value.  In the case of a credit  default  swap  sold by the Fund  (i.e., where the Fund is selling  credit  default  protection),  however,  the Fund will  generally  value the swap at its notional amount.  The manner in which certain  securities or other  instruments are valued by the Fund for purposes of applying  investment  policies and restrictions may differ from the manner in which those investments are valued by other types of  investors.  The Fund may also enter into options on swap  agreements.  For a discussion  of swap agreements,  see the Company's  Prospectus under "Investment  Programs of the Funds." The Fund's  obligations under a swap  agreement  will be accrued daily (offset  against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap  counterparty  will be covered by  segregating  cash or other liquid assets to avoid any potential  leveraging  of the  Fund's  portfolio.  The Fund will not enter  into a swap  agreement  with any single party if the net amount owned or to be received  under  existing  contracts  with that party would exceed 5% of the
Fund's assets.

         Whether the Fund's use of swap  agreements  will be successful in furthering its  investment  objective of total return will depend on the  Sub-advisor's  ability  correctly to predict  whether certain types of investments are likely to produce  greater  returns than other  investments.  Because they are two party  contracts and because they may have terms of longer than seven days,  swap  agreements  may be considered to be illiquid.  Moreover,  the
Fund  bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the event of the default or bankruptcy of a swap  agreement  counterparty.  The  Sub-advisor  will cause the Fund to enter into swap
agreements  only  with   counterparties   that  would  be  eligible  for  consideration  as  repurchase   agreement
counterparties  under the Fund's repurchase  agreement  guidelines.  Certain  restrictions  imposed on the Funds by the Internal  Revenue Code may limit the Funds'  ability to use swap  agreements.  The swaps market is a relatively new market and is largely  unregulated.  It is possible that developments in the swaps market,  including potential government  regulation,  could  adversely  affect the Fund's  ability to terminate  existing swap  agreements or to realize amounts to be received under such agreements.

         Certain  swap  agreements  are exempt from most  provisions  of the  Commodity  Exchange  Act ("CEA") and, therefore,  are not regulated as futures or commodity option  transactions  under the CEA,  pursuant to regulations approved  by the  CFTC.  To  qualify  for this  exemption,  a swap  agreement  must be  entered  into by  "eligible participants."  To be  eligible,  natural  persons and most other  entities  must have total assets  exceeding  $10 million;  commodity  pools and  employee  benefit  plans must have assets  exceeding $5 million.  In  addition,  an eligible swap  transaction  must meet three  conditions.  First,  the swap  agreement may not be part of a fungible class of agreements that are standardized as to their material  economic terms.  Second,  the  creditworthiness  of parties  with  actual or  potential  obligations  under the swap  agreement  must be a  material  consideration  in entering  into or  determining  the terms of the swap  agreement,  including  pricing,  cost or credit  enhancement terms.  Third,  swap  agreements  may not be  entered  into and  traded on or  through a  multilateral  transaction execution facility.

         This exemption is not exclusive,  and partnerships may continue to rely on existing  exclusions for swaps, such as the Policy  Statement  issued in July 1989  which  recognized  a safe  harbor  for swap  transactions  from regulation as futures or commodity  option  transactions  under the CEA or its  regulations.  The Policy  Statement applies to swap  transactions  settled in cash that (1) have  individual  tailored terms,  (2) lack  exchange-style offset and the use of a clearing  organization or margin system,  (3) are undertaken in conjunction  with a line of business, and (4) are not marketed to the public.

         Structured  Notes.  Structured  notes are derivative  debt  securities,  the interest rate or principal of which is related to another economic  indicator or financial market index.  Indexed  securities  include structured notes as well as securities  other than debt  securities,  the interest rate or principal of which is determined by such an unrelated  indicator.  Indexed  securities may include a multiplier  that multiplies the indexed element by a specified  factor and,  therefore,  the value of such  securities  may be very  volatile.  To the extent the Fund invests in these securities,  however,  the Sub-advisor  analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

         Foreign  Currency  Exchange-Related  Securities.  The  Fund  may  invest  in  foreign  currency  warrants, principal  exchange rate linked securities and performance  indexed paper. For a description of these  instruments, see this SAI under "Certain Risk Factor and Investment Methods."

         Warrants  to  Purchase  Securities.  The Fund may  invest in or acquire  warrants  to  purchase  equity or fixed-income  securities.  Bonds with warrants attached to purchase equity securities have many  characteristics of convertible  bonds and their prices may, to some degree,  reflect the  performance of the underlying  stock.  Bonds also may be issued with  warrants  attached  to  purchase  additional  fixed-income  securities  at the same coupon rate. A decline in interest  rates would permit the Fund to buy  additional  bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

         Hybrid  Instruments.  The  Fund  may  invest  up to 5% of its  assets  in  hybrid  instruments.  A  hybrid instrument  can  combine  the  characteristics  of  securities,  futures,  and  options.  Hybrids can be used as an efficient means of pursuing a variety of investment goals,  including currency hedging,  duration  management,  and increased total return.  For an additional  discussion of hybrid  instruments  and certain risks involved  therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Inverse  Floaters.  The  Fund may  also  invest  in  inverse  floating  rate  debt  instruments  ("inverse floaters").  The  interest  rate on an inverse  floater  resets in the opposite  direction  from the market rate of interest to which the inverse  floater is indexed.  An inverse  floating  rate  security may exhibit  greater price volatility  than a fixed rate  obligation of similar credit  quality.  The Fund will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

         Loan  Participations.  The Fund may purchase  participations  in commercial  loans.  Such indebtedness may be secured or unsecured.  Loan  participations  typically  represent direct  participation in a loan to a corporate borrower,  and  generally  are  offered  by banks or other  financial  institutions  or  lending  syndicates.  When purchasing loan  participations,  the Fund assumes the credit risk  associated with the corporate  borrower and may assume the credit risk  associated  with an interposed  bank or other  financial  intermediary.  The  participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

         A loan is  often  administered  by an  agent  bank  acting  as  agent  for all  holders.  The  agent  bank administers  the terms of the loan,  as specified in the loan  agreement.  In addition,  the agent bank is normally responsible  for  the  collection  of  principal  and  interest  payments  from  the  corporate  borrower  and  the apportionment  of these  payments  to the  credit of all  institutions  which are  parties  to the loan  agreement.
Unless,  under the terms of the loan or other  indebtedness,  the Fund has direct  recourse  against the  corporate borrower,  the Fund may have to rely on the agent bank or other financial  intermediary to apply appropriate credit remedies against a corporate borrower.

         A  financial  institution's  employment  as agent bank might be  terminated  in the event that it fails to observe a requisite  standard of care or becomes  insolvent.  A successor  agent bank would  generally be appointed to replace the  terminated  agent bank,  and assets held by the agent bank under the loan  agreement  should remain available to holders of such  indebtedness.  However,  if assets held by the agent bank for the benefit of the Fund were  determined to be subject to the claims of the agent bank's  general  creditors,  the Fund might incur certain costs and delays in realizing  payment on a loan or loan  participation and could suffer a loss of principal and/or interest.  In  situations  involving  other  interposed  financial  institutions  (e.g.,  an  insurance  company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness  depend primarily upon the  creditworthiness of the corporate  borrower for payment of principal and interest.  If the Fund does not receive scheduled  interest or principal  payments on such  indebtedness,  the Fund's  share price and yield could be  adversely  affected.  Loans that are fully  secured  offer the Fund more  protection  than an  unsecured  loan in the event of  non-payment  of scheduled  interest or  principal.  However,  there is no  assurance  that the  liquidation  of  collateral  from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Fund may  invest in loan  participations  with  credit  quality  comparable  to that of issuers of its securities  investments.  Indebtedness of companies whose  creditworthiness is poor involves  substantially greater risks,  and may be highly  speculative.  Some  companies  may never pay off their  indebtedness,  or may pay only a small  fraction of the amount owed.  Consequently,  when investing in  indebtedness  of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

         The Fund  limits  the  amount of its total  assets  that it will  invest in any one  issuer or in  issuers within the same industry (see  "Investment  Restrictions").  For purposes of these limits,  the Fund generally will treat  the  corporate  borrower  as  the  "issuer"  of  indebtedness  held  by  the  Fund.  In  the  case  of  loan participations  where a bank or other lending institution serves as a financial  intermediary  between the Fund and the corporate  borrower,  if the participation does not shift to the Fund the direct  debtor-creditor  relationship with the corporate borrower,  SEC interpretations  require the Fund to treat both the lending bank or other lending institution and the corporate  borrower as "issuers" for the purposes of determining  whether the Fund has invested more  than 5% of its  total  assets  in a  single  issuer.  Treating  a  financial  intermediary  as an  issuer  of
indebtedness  may  restrict  the  Fund's  ability  to  invest  in  indebtedness   related  to  a  single  financial
intermediary,  or a group  of  intermediaries  engaged  in the  same  industry,  even if the  underlying  borrowers represent many different companies and industries.

         Loan  and  other  types of  direct  indebtedness  may not be  readily  marketable  and may be  subject  to restrictions on resale.  In some cases,  negotiations  involved in disposing of  indebtedness  may require weeks to complete.  Consequently,  some  indebtedness  may be  difficult  or  impossible  to  dispose of readily at what the
Sub-advisor  believes to be a fair price.  In  addition,  valuation  of  illiquid  indebtedness  involves a greater degree of judgment in  determining  the Fund's net asset  value than if that value were based on  available  market quotations,  and could result in  significant  variations in the Fund's daily share price.  At the same time,  some loan  interests are traded among certain  financial  institutions  and  accordingly  may be deemed  liquid.  As the market for different types of  indebtedness  develops,  the liquidity of these  instruments is expected to improve.
In addition,  the Fund currently  intends to treat  indebtedness for which there is no readily  available market as illiquid for purposes of the Fund's  limitation on illiquid  investments.  Investments in loan  participations  are considered to be debt obligations for purposes of the Company's  investment  restriction relating to the lending of funds or assets by the Fund.

         Investments  in loans through a direct  assignment of the financial  institution's  interests with respect to the loan may  involve  additional  risks to the Fund.  For  example,  if a loan is  foreclosed,  the Fund  could become  part  owner of any  collateral,  and would  bear the costs  and  liabilities  associated  with  owning  and disposing  of the  collateral.  In  addition,  it is  conceivable  that under  emerging  legal  theories  of lender liability,  the Fund could be held  liable as  co-lender.  It is unclear  whether  loans and other  forms of direct indebtedness  offer securities law protections  against fraud and  misrepresentation.  In the absence of definitive regulatory  guidance,  the Fund relies on the Sub-advisor's  research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         Delayed  Funding  Loans  and  Revolving   Credit   Facilities.   The  Fund  may  enter  into,  or  acquire
participations  in, delayed  funding loans and revolving  credit  facilities.  Delayed  funding loans and revolving credit  facilities are borrowing  arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower  during a specified  term.  These  commitments  may have the effect of requiring the Fund to increase its  investment  in a company at a time when it might not  otherwise  decide to do so (including at a time when the company's  financial  condition  makes it unlikely  that such amounts will be repaid).  To the extent that the Fund is committed to advance  additional funds, it will at all times segregate liquid assets,  determined to be liquid by the  Sub-advisor  in accordance  with  procedures  established  by the Board of  Directors,  in an amount sufficient  to meet  such  commitments.  The  Fund may  invest  in  delayed  funding  loans  and  revolving  credit facilities  with credit  quality  comparable  to that of issuers of its  securities  investments.  Delayed  funding loans and revolving credit  facilities may be subject to restrictions on transfer,  and only limited  opportunities may  exist to  resell  such  instruments.  As a result,  the Fund may be  unable  to sell  such  investments  at an opportune  time or may have to resell  them at less than fair  market  value.  The Fund  currently  intend to treat delayed funding loans and revolving  credit  facilities for which there is no readily  available market as illiquid for  purposes of the Fund's  limitation  on illiquid  investments.  Participation  interests  in  revolving  credit facilities will be subject to the limitations  discussed above under "Loan  Participations."  Delayed funding loans and revolving  credit  facilities are considered to be debt  obligations  for purposes of the Company's  investment restriction relating to the lending of funds or assets by the Fund.

         Lending  Portfolio  Securities.  For the  purpose of  achieving  income,  the Fund may lend its  portfolio securities,  provided (1) the loan is secured continuously by collateral  consisting of U.S. Government  securities or cash or cash  equivalents  (cash,  U.S.  Government  securities,  negotiable  certificates of deposit,  bankers'
acceptances  or letters of credit)  maintained on a daily  mark-to-market  basis in an amount at least equal to the current  market value of the  securities  loaned,  (2) the Fund may at any time call the loan and obtain the return of securities loaned,  (3) the Fund will receive any interest or dividends  received on the loaned securities,  and
(4) the aggregate value of the securities  loaned will not at any time exceed  one-third of the total assets of the
Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF PIMCO Total Return Bond Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Change its policy to invest at least 80% of the value of its  assets in fixed  income  securities unless it provides 60 days prior written notice to its shareholders;

         2.       Invest  more  than  15% of the  assets  of the Fund  (taken  at  market  value at the time of the investment) in "illiquid  securities;"  illiquid securities being defined to include securities subject to legal or contractual  restrictions on resale (which may include private placements),  repurchase agreements maturing in more than seven days,  certain  options  traded over the counter that the Fund has purchased,  securities  being used to cover options the Fund has written,  securities  for which market  quotations are not readily  available,  or other securities which legally or in the Sub-advisor's option may be deemed illiquid;

         3.       Purchase  securities for the Fund from, or sell portfolio  securities to, any of the officers and directors or trustees of the Company, the Trust, the Investment Manager or the Sub-advisor;

         4.       Invest more than 5% of the assets of the Fund (taken at market  value at the time of  investment)
in any combination of interest only, principal only, or inverse floating rate securities;

         5.       Invest in companies for the purpose of exercising management or control;

         6.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         7.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         8.       Purchase or sell oil, gas or other mineral programs;

         9.       Maintain  a short  position,  or  purchase,  write or sell  puts,  calls,  straddles,  spreads or combinations  thereof,  except as set forth in the Company's  Prospectus and this SAI for  transactions in options, futures, and options on futures transactions arising under swap agreements or other derivative instruments; or

         10.      Pledge,  mortgage or  hypothecate  its assets,  except as may be  necessary  in  connection  with permissible borrowings or investments;  and then such pledging,  mortgaging or hypothecating may not exceed 33 1/3%
of the Fund's total assets at the time of borrowing or  investment.  The deposit of assets in escrow in  connection with the  writing of covered put and call  options  and the  purchase of  securities  on a  when-issued  or delayed delivery basis,  collateral  arrangements with respect to initial or variation margin deposits for future contracts and  commitments  entered into under swap  agreements  or other  derivative  instruments,  will not be deemed to be pledges of the Portfolio's assets.

ASAF Money Market Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income and  maintain  high levels of liquidity.

Investment Policies:

         Bank  Obligations.  The  Fund  will  not  invest  in bank  obligations  for  which  any  affiliate  of the
Sub-advisor is the ultimate obligor or accepting bank.

         Asset-Backed  Securities.   The  Fund  may  invest  in  asset-backed  securities  backed  by  credit  card receivables,  automobile  loans,  manufactured  housing loans and home equity loans in an aggregate amount of up to
10% of the Fund's net assets,  subject to the  limitations  of rule 2a-7 under in  Investment  Company Act of 1940.
These  asset-backed  securities,  in  general,  are  subject to certain  risks.  Most of these risks are related to limited interests in applicable  collateral.  For example,  credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal  consumer  credit laws,  many of which give such  debtors  the right to set off  certain  amounts  on credit  card  debt  thereby  reducing  the  balance  due.
Additionally,  if the letter of credit is exhausted,  holders of asset-backed securities may also experience delays in  payments  or  losses  if the  full  amounts  due on  underlying  sales  contracts  are  not  realized.  Because asset-backed  securities are relatively new, the market  experience in these securities is limited and the market's ability to sustain  liquidity  through all phases of the market  cycle has not been  tested.  For a  discussion  of asset-backed  securities  and the risks involved  therein see the Company's  Prospectus and this SAI under "Certain
Risk Factors and Investment Methods."

         Synthetic  Instruments.  As may be permitted by current laws and  regulations  and if expressly  permitted by the  Directors  of the  Company,  the Fund  may  invest  in  certain  synthetic  instruments.  Such  instruments generally  involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of certificates evidencing  interests in the trust. The  certificates are generally sold in private  placements in reliance on Rule
144A of the Securities Act of 1933 (without registering the certificates under such Act).

         Reverse  Repurchase  Agreements.  The Fund invests the proceeds of  borrowings  under  reverse  repurchase agreements.  The Fund will enter into a reverse  repurchase  agreement  only when the interest  income to be earned from the  investment  of the proceeds is greater than the interest  expense of the  transaction.  The Fund will not invest the  proceeds of a reverse  repurchase  agreement  for a period  which  exceeds the  duration of the reverse repurchase  agreement.  The Fund may not enter  into  reverse  repurchase  agreements  exceeding  in the  aggregate one-third of the market value of its total assets,  less liabilities other than the obligations  created by reverse repurchase  agreements.  The Fund will  establish  and  maintain  with its  custodian  a  separate  account  with a segregated  portfolio  of  securities  in an amount at least equal to its  purchase  obligations  under its reverse repurchase  agreements.  If interest  rates rise during the term of a reverse  repurchase  agreement,  such reverse repurchase  agreement may have a negative  impact on the Fund's  ability to maintain a net asset value of $1.00 per share.

         Foreign  Securities.  The Fund may  invest in U.S.  dollar-denominated  foreign  securities.  Any  foreign commercial paper must not be subject to foreign  withholding tax at the time of purchase.  Foreign  investments may be made directly in  securities  of foreign  issuers or in the form of American  Depositary  Receipts  ("ADRs") and
European  Depositary  Receipts  ("EDRs").  Generally,  ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying  securities issued by a foreign  corporation and that are designed for use in the  domestic,  in the case of ADRs,  or European,  in the case of EDRs,  securities  markets.  For a discussion of depositary receipts and the risks involved in investing in foreign securities,  see the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Lending  Portfolio  Securities.  Loans will be subject to termination by the Fund in the normal settlement time,  generally  three  business  days  after  notice.  Borrowed  securities  must be  returned  when  the loan is terminated.  The Fund may pay  reasonable  finders'  and  custodial  fees in  connection  with a loan.  In making a loan, the Fund will consider the creditworthiness of the borrowing financial institution.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the ASAF  Money  Market  Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Directors of the Company without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising management or control;

         2.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         3.       Purchase  securities on margin,  make short sales of  securities,  or maintain a short  position, provided  that this  restriction  shall  not be deemed to be  applicable  to the  purchase  or sale of  when-issued securities or of securities for delivery at a future date;

         4.       Acquire any  illiquid  securities,  such as  repurchase  agreements  with more than seven days to maturity or fixed time deposits with a duration of over seven  calendar  days,  if as a result  thereof,  more than
10% of the market value of the Fund's total assets would be in investments which are illiquid;

         5.       Mortgage,  pledge or  hypothecate  any assets,  except as may be  necessary  in  connection  with permissible borrowings or investments;  and then such mortgaging,  pledging or hypothecating may not exceed 33 1/3%
of the Fund's total assets at the time of borrowing or investment;

         6.       Purchase or sell puts,  calls,  straddles,  spreads,  or any combination  thereof,  except to the extent permitted by the Company's Prospectus and this SAI; or

         7.       Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                                        FUNDAMENTAL INVESTMENT RESTRICTIONS

         Investment  Restrictions.  Each Fund has adopted the following fundamental  investment  restrictions which may not be changed without shareholder approval.

         1. Senior  Securities.  No Fund may issue  senior  securities,  except as permitted  under the  Investment
            ------------------
Company Act of 1940 (the "1940 Act").

         2.  Borrowing.  No Fund may borrow  money,  except  that a Fund may (i) borrow  money for  non-leveraging,
             ---------
temporary or emergency  purposes,  and (ii) engage in reverse  repurchase  agreements and make other investments or engage in other  transactions,  which may involve a borrowing,  in a manner  consistent with the Fund's  investment objective and  policies;  provided  that the  combination  of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's  assets  (including  the  amount  borrowed)  less  liabilities  (other  than  borrowings)  or such other percentage  permitted by law. Any  borrowings  which come to exceed this amount will be reduced in accordance  with applicable law.  Subject to the above  limitations,  the Funds may borrow from banks or other persons to the extent permitted by applicable law.

         3.  Underwriting.  No Fund may underwrite  securities  issued by other persons,  except to the extent that
             ------------
the Fund may be deemed to be an underwriter  (within the meaning of the Securities Act of 1933) in connection  with the purchase and sale of portfolio securities.

         4. Real Estate.  No Fund may  purchase or sell real estate  unless  acquired as a result of the  ownership
            -----------
of securities or other  instruments;  provided that this restriction shall not prohibit a Fund or from investing in securities or other  instruments  backed by real estate or in  securities  of companies  engaged in the real estate business.

         5.  Commodities.  No Fund may purchase or sell  physical  commodities  unless  acquired as a result of the
             -----------
ownership  of  securities  or  instruments;  provided  that this  restriction  shall not  prohibit  a Fund from (i)
engaging in permissible  options and futures  transactions  and forward  foreign  currency  contracts in accordance with the Fund's investment policies, or (ii) investing in securities of any kind.

         6. Lending.  No Fund may make loans,  except that a Fund may (i) lend  portfolio  securities in accordance
            -------
with the  Fund's  investment  policies  in  amounts  up to 33 1/3% of the total  assets of the Fund taken at market value,  (ii) purchase money market  securities and enter into  repurchase  agreements,  and (iii) acquire  publicly distributed or privately placed debt securities and purchase debt.

         7. Industry  Concentration.  No Fund or other than the ASAF INVESCO  Technology  Fund and the ASAF INVESCO
            -----------------------
Health  Sciences  Fund may purchase any security if, as a result,  more than 25% of the value of the Fund's  assets would be invested in the securities of issuers  having their  principal  business  activities in the same industry;
provided  that this  restriction  does not apply to  investments  in  obligations  issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities  (or repurchase  agreements with respect thereto).  The ASAF
INVESCO  Technology  Fund may invest more than 25% of the value of its assets in the securities of companies  doing business in one or more industries relating to technology.

         8.  Diversification.  No Fund other than the ASAF Goldman Sachs  Mid-Cap  Growth Fund and the ASAF ProFund
             ---------------
Managed OTC Fund may, with respect to 75% of the value of its total assets,  purchase the  securities of any issuer
(other than  securities  issued or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities)
if, as a result,  (i) more than 5% of the value of the Fund's total assets would be invested in the  securities  of such  issuer,  or (ii) more than 10% of the  outstanding  voting  securities  of such  issuer  would be held by the
Fund.  The ASAF Goldman  Sachs Mid-Cap  Growth Fund and the ASAF ProFund  Managed OTC Fund may not, with respect to
50% of its total  assets,  invest in the  securities  of any one issuer  (other  than the U.S.  Government  and its agencies  and  instrumentalities),  if  immediately  after and as a result of such  investment  more than 5% of the total assets of the Fund would be invested in such issuer.

         Notes to  Investment  Restrictions.  The  following  notes  should be read in  conjunction  with the above fundamental  investment  restrictions.  These  notes  are  not  fundamental  policies  and may be  changed  without
                                                           ---
shareholder approval.

         o    Applicable  to All  Funds:  If a  restriction  on a Fund's  investments  is adhered to at the time an
              -------------------------
investment is made, a subsequent  change in the percentage of Fund assets  invested in certain  securities or other instruments,  or change in average  duration of the Fund's  investment  portfolio,  resulting  from  changes in the value of the Fund's total assets, will not be considered a violation of the restriction;  provided,  however,  that the asset  coverage  requirement  applicable  to  borrowings  shall be  maintained  in the manner  contemplated  by applicable law.

         o    Applicable  to All  Funds:  With  respect  to  investment  restrictions  (2) and (6), a Fund will not
              -------------------------
borrow or lend to any other  fund  unless it applies  for and  receives  an  exemptive  order  from the SEC,  if so required,  or the SEC issues rules  permitting  such  transactions.  There is no assurance  the SEC would grant any order requested by the Fund or promulgate any rules allowing the transactions.

         o    Applicable  to All Funds:  With respect to  investment  restriction  (6), the  restriction  on making
              -------------------------
loans is not considered to limit a Fund's investments in loan participations and assignments.

         o    Applicable Only to the ASAF DeAM  International  Equity Fund: With respect to investment  restriction
              ------------------------------------------------------------
(7), the Funds use industry  classifications  based, where applicable,  on Baseline,  Bridge  Information  Systems,
                                                                           --------   ----------------------------
MSCI,  Reuters,  the S&P Stock Guide published by Standard & Poor's,  information  obtained from Bloomberg L.P. and
       -------       ---------------
Moody's  International,  and/or the  prospectus  of the  issuing  company.  Selection  of an  appropriate  industry classification resource will be made by the Sub-advisor in the exercise of its reasonable discretion.

         o    Applicable Only to the ASAF Gabelli  Small-Cap  Value Fund:  With respect to investment  restrictions
              ----------------------------------------------------------
(2) and (6),  the Fund has no current  intention  of  borrowing  or  lending to any other  fund.  For  purposes  of investment  restriction  (6), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

         o    Applicable  only  to  the  ASAF  Strong   International  Equity  Fund.  With  respect  to  investment
              ---------------------------------------------------------------------
restriction (7), the Fund will not consider a bank-issued  guaranty or financial  guaranty  insurance as a separate security for purposes of determining  the percentage of the Fund's assets  invested in the securities of issuers in a particular industry.

                                    CERTAIN RISK FACTORS AND INVESTMENT METHODS

         Some of the investment  instruments,  techniques and methods which may be used by one or more of the Funds and the risks attendant  thereto are described  below.  Other risk factors and investment  methods may be described in the Company's  Prospectus  under  "Investment  Programs of the Funds" and "Certain  Risk Factors and  Investment
Methods,"  and in this SAI under  "Investment  Programs  of the Funds." The risk  factors  and  investment  methods described below only apply to those Funds that may invest in such securities or use such investment methods.

         Debt Obligations.  Yields on short,  intermediate,  and long-term securities are dependent on a variety of factors,  including,  the general conditions of the money and bond markets, the size of a particular offering,  the maturity of the obligation,  and the rating of the issue.  Debt  securities with longer  maturities tend to produce higher  yields and are  generally  subject to  potentially  greater  capital  appreciation  and  depreciation  than obligations  with  shorter  maturities  and lower  yields.  The  market  prices of debt  securities  usually  vary, depending  upon available  yields.  An increase in prevailing  interest  rates will  generally  reduce the value of debt  investments,  and a decline in interest  rates will  generally  increase the value of debt  investments.  The ability of a Fund to achieve its investment  objective is also  dependent on the continuing  ability of the issuers of the debt  securities  in which a Fund  invests  to meet  their  obligations  for the  payment  of  interest  and principal when due.

 ........Special Risks  Associated  with  Low-Rated and  Comparable  Unrated  Securities.  Low-rated and comparable unrated  securities,  while  generally  offering  higher  yields  than  investment-grade  securities  with  similar maturities,  involve  greater  risks,  including the  possibility  of default or  bankruptcy.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk  considerations  in connection with such  investments are discussed  below. See the Appendix of this SAI for a discussion of securities ratings.

                  Effect of Interest Rates and Economic Changes.  The low-rated and comparable  unrated  securities market is relatively new, and its growth  paralleled a long economic  expansion.  As a result,  it is not clear how this market may withstand a prolonged  recession or economic  downturn.  Such a prolonged  economic  downturn could severely disrupt the market for and adversely affect the value of such securities.

                  All interest-bearing  securities  typically  experience  appreciation when interest rates decline and depreciation  when interest rates rise. The market values of low-rated and comparable  unrated  securities tend to reflect  individual  corporate  developments  to a greater extent than do higher-rated  securities,  which react primarily to  fluctuations  in the general level of interest  rates.  Low-rated and comparable  unrated  securities also tend to be more  sensitive  to  economic  conditions  than are  higher-rated  securities.  During an  economic downturn or a sustained  period of rising  interest  rates,  highly  leveraged  issuers of low-rated and comparable unrated  securities  may experience  financial  stress and may not have  sufficient  revenues to meet their payment obligations.  The  issuer's  ability to service its debt  obligations  may also be  adversely  affected by specific
corporate   developments,   the  issuer's  inability  to  meet  specific  projected  business  forecasts,   or  the
unavailability  of additional  financing.  The risk of loss due to default by an issuer of low-rated and comparable unrated  securities is significantly  greater than issuers of higher-rated  securities  because such securities are generally  unsecured  and are often  subordinated  to other  creditors.  Further,  if the issuer of a low-rated and comparable  unrated  security  defaulted,  a Fund might  incur  additional  expenses to seek  recovery.  Periods of economic  uncertainty  and changes would also  generally  result in increased  fluctuation  in the market prices of low-rated and comparable unrated securities and thus in a Fund's net asset value.

                  As  previously  stated,  the value of such a security  will  decrease in a rising  interest  rate market and  accordingly,  so will a Fund's net asset value.  If a Fund  experiences  unexpected net  redemptions in such a  market,  it may be forced to  liquidate  a portion  of its  portfolio  securities  without  regard to their investment  merits.  Due to the limited liquidity of some high-yield  securities  (discussed  below), a Fund may be forced to liquidate these securities at a substantial  discount.  Any such liquidation  would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for a Fund.

                  Payment   Expectations.   Low-rated  and  comparable   unrated   securities   typically   contain
redemption,  call, or prepayment  provisions  which permit the issuer of securities  containing such provisions to, at their  discretion,  redeem the  securities.  During  periods of falling  interest  rates,  issuers of high-yield securities  are likely to redeem or prepay the  securities  and refinance  them with debt  securities  with a lower interest rate. To the extent an issuer is able to refinance the  securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for a Fund.

                  Issuers of lower-rated  securities are often highly  leveraged,  so that their ability to service their debt  obligations  during an economic  downturn or during  sustained  periods of rising interest rates may be impaired.  Such issuers may not have more traditional  methods of financing  available to them and may be unable to repay  outstanding  obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment  of  principal  by such issuers is  significantly  greater  because  such  securities  frequently  are unsecured and subordinated to the prior payment of senior indebtedness.

                  Credit Ratings.  Credit ratings issued by  credit-rating  agencies attempt to evaluate the safety of principal and interest  payments of rated securities.  They do not,  however,  evaluate the market value risk of low-rated  and  comparable  unrated  securities  and,  therefore,  may not  fully  reflect  the  true  risks  of an investment.  In  addition,  credit-rating  agencies  may or may not make  timely  changes  in a rating  to  reflect changes  in the  economy  or in the  condition  of the  issuer  that  affect  the  market  value  of the  security.
Consequently,  credit  ratings may be used only as a preliminary  indicator of investment  quality.  Investments in low-rated  and  comparable  unrated  securities  will be more  dependent  on the  applicable  Sub-advisor's  credit analysis  than would be the case with  investments  in  investment-grade  debt  securities.  Such  Sub-advisor  may employ its own credit  research and analysis,  which could  include a study of existing  debt,  capital  structure, ability to service debt and to pay  dividends,  the issuer's  sensitivity  to economic  conditions,  its  operating history,  and the current trend of earnings.  The  Sub-advisors  continually  monitor the investments in a Fund and evaluate  whether to dispose of or to retain  low-rated and comparable  unrated  securities whose credit ratings or credit quality may have changed.

                  Liquidity  and  Valuation.  A Fund  may  have  difficulty  disposing  of  certain  low-rated  and comparable  unrated  securities  because  there  may be a thin  trading  market  for such  securities.  There is no established  retail  secondary market for many of these  securities.  A Fund anticipates that such securities could be sold only to a limited number of dealers or institutional  investors.  To the extent a secondary  trading market does exist,  it is generally  not as liquid as the  secondary  market for  higher-rated  securities.  The lack of a liquid  secondary  market may have an adverse  impact on the market price of the  security.  As a result,  a Fund's asset value and a Fund's ability to dispose of particular  securities,  when  necessary to meet a Fund's  liquidity needs or in response to a specific  economic  event,  may be impacted.  The lack of a liquid  secondary  market for certain  securities may also make it more difficult for a Fund to obtain  accurate  market  quotations for purposes of valuing a portfolio.  Market  quotations  are  generally  available on many  low-rated  and  comparable  unrated issues  only from a limited  number of  dealers  and may not  necessarily  represent  firm bids of such  dealers or prices for actual  sales.  During  periods of thin  trading,  the spread  between bid and asked prices is likely to increase  significantly.  In  addition,  adverse  publicity  and  investor  perceptions,  whether  or not  based on fundamental  analysis,  may decrease  the values and  liquidity of low-rated  and  comparable  unrated  securities, especially in a thinly-traded market.

         Put and Call Options:

                  Writing  (Selling)  Call Options.  A call option gives the holder (buyer) the "right to purchase"
a security or currency at a specified price (the exercise  price),  at expiration of the option (European style) or at any time until a certain date (the expiration  date) (American  style).  So long as the obligation of the writer of a call option  continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring him to deliver the  underlying  security or currency  against  payment of the exercise  price.
This  obligation  terminates  upon the  expiration  of the call  option,  or such  earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                  When  writing a call option,  a Fund,  in return for the premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security or currency  above the exercise  price,  but  conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  a Fund has no control  over when it may be  required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation  as a writer.  If a call option  which a Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is  exercised,  a Fund will  realize a gain or loss from the sale of the underlying security or currency.

                  Writing  (Selling)  Put  Options.  A put option  gives the  purchaser  of the option the right to sell,  and the writer  (seller)  has the  obligation  to buy, the  underlying  security or currency at the exercise price during the option period  (American style) or at the expiration of the option  (European  style).  So long as the obligation of the writer  continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring  him to make  payment of the exercise  price  against  delivery of the  underlying security or currency.  The operation of put options in other  respects,  including their related risks and rewards, is substantially identical to that of call options.

                  Premium  Received  from Writing  Call or Put Options.  A Fund will receive a premium from writing a put or call option,  which increases such Fund's return in the event the option expires  unexercised or is closed out at a profit.  The amount of the premium  will  reflect,  among other  things,  the  relationship  of the market price of the  underlying  security to the exercise  price of the option,  the term of the option and the volatility of the market  price of the  underlying  security.  By writing a call  option,  a Fund  limits its  opportunity  to profit from any increase in the market value of the  underlying  security  above the exercise  price of the option.
By writing a put option,  a Fund assumes the risk that it may be required to purchase the  underlying  security for an exercise  price  higher than its then  current  market  value,  resulting  in a  potential  capital  loss if the purchase price exceeds the market value plus the amount of the premium received,  unless the security  subsequently appreciates in value.

                  Closing  Transactions.  A Fund  may  terminate  an  option  that  it  has  written  prior  to its expiration by entering into a closing  purchase  transaction  in which it purchases an option having the same terms as the option written.  Closing  transactions  may be effected in order to realize a profit on an outstanding  call option, to prevent an underlying  security or currency from being called,  or, to permit the sale of the underlying security or currency.  A Fund will realize a profit or loss from such  transaction if the cost of such  transaction is less or more than the premium  received  from the writing of the option.  In the case of a put option,  any loss so incurred may be partially or entirely  offset by the premium  received from a simultaneous or subsequent sale of a different put option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Fund.

                  Furthermore,  effecting a closing  transaction will permit a Fund to write another call option on the underlying  security or currency with either a different  exercise price or expiration  date or both. If a Fund desires to sell a particular  security or currency  from its  portfolio  on which it has written a call option,  or purchased a put option, it will seek to effect a closing  transaction  prior to, or concurrently  with, the sale of the  security or  currency.  There is, of course,  no  assurance  that a Fund will be able to effect  such  closing transactions  at a favorable  price.  If a Fund cannot enter into such a transaction,  it may be required to hold a security or currency  that it might  otherwise  have sold.  When a Fund writes a covered call  option,  it runs the risk of not being able to participate in the  appreciation  of the  underlying  securities or currencies  above the exercise  price,  as  well  as the  risk  of  being  required  to hold on to  securities  or  currencies  that  are depreciating  in value.  This  could  result in higher  transaction  costs.  A Fund will pay  transaction  costs in connection  with the  writing  of options to close out  previously  written  options.  Such  transaction  costs are normally higher than those applicable to purchases and sales of portfolio securities.

                  Purchasing  Call  Options.  Call  options may be purchased by a Fund for the purpose of acquiring the  underlying  securities  or  currencies  for its  portfolio.  Utilized in this  fashion,  the  purchase of call options  enables a Fund to acquire the  securities or currencies at the exercise  price of the call option plus the premium  paid.  At times the net cost of acquiring  securities  or  currencies  in this manner may be less than the cost of  acquiring  the  securities  or  currencies  directly.  This  technique  may  also be  useful  to a Fund in purchasing a large block of  securities  or  currencies  that would be more  difficult to acquire by direct  market purchases.  So long as it holds such a call option rather than the underlying  security or currency  itself, a Fund is partially  protected from any unexpected decline in the market price of the underlying  security or currency and in such event could allow the call  option to expire,  incurring a loss only to the extent of the premium  paid for the option.

                  Purchasing  Put Options.  A Fund may purchase a put option on an underlying  security or currency owned by the Fund (a  "protective  put") as a  defensive  technique  in order to  protect  against  an  anticipated decline in the value of the security or currency.  Such hedge  protection  is provided  only during the life of the put option when the Fund, as the holder of the put option,  is able to sell the underlying  security or currency at the put exercise price regardless of any decline in the underlying  security's market price or currency's  exchange value.  For example,  a put option may be purchased in order to protect  unrealized  appreciation  of a security or currency  where a  Sub-advisor  deems it  desirable  to  continue to hold the  security or currency  because of tax considerations.  The  premium  paid for the put option and any  transaction  costs would  reduce any  capital  gain otherwise available for distribution when the security or currency is eventually sold.

                  If a Fund purchases put options at a time when the Fund does not own the  underlying  security or currency,  the Fund seeks to benefit  from a decline in the market  price of the  underlying  security or currency.
If the put option is not sold when it has remaining  value,  and if the market price of the underlying  security or currency  remains equal to or greater than the exercise  price during the life of the put option,  a Fund will lose its entire  investment in the put option.  In order for the purchase of a put option to be  profitable,  the market price of the  underlying  security or currency  must decline  sufficiently  below the  exercise  price to cover the premium and transaction costs.

                  Dealer Options.  Exchange-traded  options  generally have a continuous liquid market while dealer options  have none.  Consequently,  a Fund will  generally  be able to realize the value of a dealer  option it has purchased  only by  exercising  it or  reselling  it to the dealer who issued it.  Similarly,  when a Fund writes a dealer option,  it generally  will be able to close out the option prior to its expiration  only by entering into a closing  purchase  transaction  with the dealer to which the Fund  originally  wrote the option.  While a Fund will seek to enter into  dealer  options  only with  dealers  who will agree to and which are  expected to be capable of entering  into  closing  transactions  with the  Fund,  there  can be no  assurance  that the Fund  will be able to liquidate  a dealer  option  at a  favorable  price at any time  prior to  expiration.  Until a Fund,  as a covered dealer call option  writer,  is able to effect a closing  purchase  transaction,  it will not be able to  liquidate securities  (or other assets) used as cover until the option  expires or is  exercised.  In the event of insolvency of the other  party,  a Fund may be unable to  liquidate  a dealer  option.  With  respect to options  written by a
Fund,  the  inability to enter into a closing  transaction  may result in material  losses to a Fund.  For example, since a Fund must maintain a secured  position with respect to any call option on a security it writes,  a Fund may not sell the assets which it has  segregated to secure the position  while it is obligated  under the option.  This requirement  may  impair  a  Fund's  ability  to sell  portfolio  securities  at a time  when  such  sale  might be advantageous.

                  The Staff of the SEC has taken the position  that  purchased  dealer  options and the assets used to secure the written  dealer  options  are  illiquid  securities.  A Fund may treat the cover used for written OTC options as liquid if the dealer  agrees  that the Fund may  repurchase  the OTC option it has written for a maximum price to be calculated  by a  predetermined  formula.  In such cases,  the OTC option would be considered  illiquid only to the extent the maximum  repurchase  price under the formula exceeds the intrinsic  value of the option.  To this  extent,  a Fund will treat  dealer  options as subject to a Fund's  limitation  on  unmarketable  or illiquid securities.  If the SEC changes its position on the liquidity of dealer  options,  a Fund will change its treatment of such instrument accordingly.

         Certain Risk Factors in Writing Call  Options and in  Purchasing  Call and Put Options.  During the option period,  a Fund,  as writer of a call option has,  in return for the premium  received on the option,  given up the opportunity for capital  appreciation  above the exercise price should the market price of the underlying  security increase,  but has retained the risk of loss should the price of the underlying  security  decline.  The writer has no control  over the time when it may be  required to fulfill its  obligation  as a writer of the option.  The risk of purchasing a call or put option is that a Fund may lose the premium it paid plus  transaction  costs.  If a Fund does not exercise the option and is unable to close out the position  prior to  expiration  of the option,  it will lose its entire investment.

         An  exchange-traded  option  position  may be closed out only on an  exchange  which  provides a secondary market.  There  can be no  assurance  that a liquid  secondary  market  will  exist  for a  particular  option at a particular  time and that a Fund can close out its  position  by  effecting  a  closing  transaction.  If a Fund is unable to effect a closing purchase  transaction,  it cannot sell the underlying  security until the option expires or the option is  exercised.  Accordingly,  a Fund may not be able to sell the  underlying  security at a time when it might  otherwise  be  advantageous  to do so.  Possible  reasons  for the absence of a liquid  secondary  market include the following:  (i) insufficient  trading interest in certain  options;  (ii)  restrictions on transactions imposed by an exchange;  (iii) trading halts,  suspensions or other restrictions imposed with respect to particular classes or series of options or underlying  securities;  (iv)  inadequacy  of the  facilities of an exchange or the clearing  corporation to handle  trading  volume;  and (v) a decision by one or more  exchanges to discontinue  the trading of  options or impose  restrictions  on orders.  In  addition,  the hours of trading  for  options  may not conform to the hours during which the  underlying  securities  are traded.  To the extent that the options  markets close before the markets for the  underlying  securities,  significant  price and rate  movements can take place in the  underlying  markets  that cannot be  reflected  in the options  markets.  The  purchase of options is a highly specialized  activity which involves investment  techniques and risks different from those associated with ordinary portfolio securities transactions.

         Each exchange has  established  limitations  governing the maximum number of call options,  whether or not covered,  which may be written by a single investor  acting alone or in concert with others  (regardless of whether such  options  are written on the same or  different  exchanges  or are held or written on one or more  accounts or through one or more  brokers).  An exchange  may order the  liquidation  of  positions  found to be in violation of these limits and it may impose other sanctions or restrictions.

         Options on Stock Indices.  Options on stock indices are similar to options on specific  securities  except that,  rather than the right to take or make delivery of the specific  security at a specific price, an option on a stock index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the closing level  of that  stock  index is  greater  than,  in the case of a call,  or less  than,  in the case of a put,  the exercise  price of the option.  This amount of cash is equal to such  difference  between the closing  price of the index and the exercise  price of the option  expressed in dollars  multiplied by a specified  multiple.  The writer of the option is obligated,  in return for the premium  received,  to make delivery of this amount.  Unlike options on  specific  securities,  all  settlements  of options on stock  indices  are in cash and gain or loss  depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         Risk  Factors of Options on Indices.  Because the value of an index option  depends upon the  movements in the level of the index  rather  than upon  movements  in the price of a  particular  security,  whether a Fund will realize a gain or a loss on the purchase or sale of an option on an index  depends upon the  movements in the level of prices in the market  generally or in an industry or market  segment  rather than upon movements in the price of the individual  security.  Accordingly,  successful use of positions  will depend upon a  Sub-advisor's  ability to predict  correctly  movements  in the  direction  of the  market  generally  or in the  direction  of a  particular industry.  This  requires  different  skills and  techniques  than  predicting  changes in the prices of individual securities.

         Index prices may be distorted if trading of securities  included in the index is  interrupted.  Trading in index options also may be  interrupted  in certain  circumstances,  such as if trading were halted in a substantial number of securities  in the index.  If this  occurred,  a Fund would not be able to close out options which it had written or  purchased  and, if  restrictions  on exercise  were  imposed,  might be unable to exercise an option it purchased, which would result in substantial losses.

         Price movements in portfolio  securities  will not correlate  perfectly with movements in the level of the index and  therefore,  a Fund bears the risk that the price of the securities may not increase as much as the level of the  index.  In this  event,  the Fund would bear a loss on the call  which  would not be  completely  offset by movements  in the  prices  of the  securities.  It is also  possible  that the  index  may rise when the value of a
Fund's  securities  does not.  If this  occurred,  a Fund would  experience  a loss on the call which  would not be offset by an increase in the value of its  securities  and might also  experience a loss in the market value of its securities.

         Unless a Fund has other  liquid  assets  which are  sufficient  to satisfy  the  exercise of a call on the index,  the Fund will be  required  to  liquidate  securities  in order to satisfy  the  exercise.  When a Fund has written a call on an index,  there is also the risk that the market may  decline  between the time the Fund has the call  exercised  against  it,  at a price  which  is  fixed as of the  closing  level  of the  index on the date of exercise,  and the time the Fund is able to sell  securities.  As with options on securities,  the Sub-advisor will not  learn  that a call has been  exercised  until the day  following  the  exercise  date,  but,  unlike a call on securities  where a Fund would be able to deliver the underlying  security in  settlement,  a Fund may have to sell part of its securities in order to make settlement in cash, and the price of such  securities  might decline before they could be sold.

         If a Fund  exercises a put option on an index which it has  purchased  before final  determination  of the closing  index  value for the day,  it runs the risk  that the level of the  underlying  index  may  change  before closing.  If this change causes the exercised option to fall  "out-of-the-money,"  the Fund will be required to pay the difference  between the closing index value and the exercise price of the option  (multiplied by the applicable multiplier)  to the assigned  writer.  Although a Fund may be able to minimize  this risk by  withholding  exercise instructions  until just before the daily  cutoff  time or by selling  rather  than  exercising  an option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk  entirely  because the cutoff  time for index  options may be earlier  than those  fixed for other  types of options and may occur  before definitive closing index values are announced.

         Trading  in  Futures.  A futures  contract  provides  for the  future  sale by one party and  purchase  by another  party of a  specified  amount of a  specific  financial  instrument  (e.g.,  units of a stock  index) at a specified  price,  date,  time and place  designated at the time the contract is made.  Brokerage fees are incurred when a futures  contract is bought or sold and margin  deposits  must be  maintained.  Entering  into a contract to buy is  commonly  referred  to as buying or  purchasing  a contract  or holding a long  position.  Entering  into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when a Fund  purchases  or sells a security,  no price would be paid or received by a Fund upon the purchase  or sale of a futures  contract.  Upon  entering  into a futures  contract,  and to maintain a Fund's open positions in futures  contracts,  a Fund would be required to deposit with its custodian in the name of the futures broker or directly with a futures  commission  merchant an amount of cash,  U.S.  government  securities,  suitable money market  instruments,  or other liquid securities,  known as "initial margin." A margin deposit is intended to ensure a Fund's  performance  of the futures  contract.  The  initial  margin  required  for a  particular  futures contract is set by the exchange on which the contract is traded,  and may be  significantly  modified  from time to time by the exchange  during the term of the  contract.  Futures  contracts are  customarily  purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open  futures  contract  changes  (by  increase in the case of a sale or by decrease in the case of a  purchase)  so that the loss on the futures  contract  reaches a point at which the margin on deposit does not satisfy  margin  requirements,  the broker will require an increase in the margin.  However,  if the value of a position  increases  because of favorable  price  changes in the futures  contract so that the margin  deposit exceeds the required margin, the broker will pay the excess to a Fund.

         These subsequent  payments,  called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying  assets  fluctuate making the long and short positions in the futures contract more or less  valuable,  a process known as "marking to the market." A Fund may or may not earn interest  income on its margin deposits.  Although  certain futures  contracts,  by their terms,  require actual future delivery of and payment for the  underlying  instruments,  in practice  most futures  contracts  are usually  closed out before the delivery  date.  Closing out an open futures  contract  purchase or sale is effected by entering into an offsetting futures contract  purchase or sale,  respectively,  for the same aggregate  amount of the identical  securities and the same delivery  date. If the  offsetting  purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss.  Conversely,  if the  offsetting  sale price is more than the original purchase  price,  a Fund realizes a gain; if it is less, a Fund realizes a loss.  The  transaction  costs must also be included in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter into an offsetting  transaction  with respect to a particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting  transaction,  a Fund will  continue to be required to maintain the margin  deposits on the futures contract.

         A stock  index  futures  contract  is an  agreement  in which one party  agrees to deliver to the other an amount of cash equal to a specific  amount  multiplied  by the  difference  between  the value of a specific  stock index at the  close of the last  trading  day of the  contract  and the price at which the  agreement  is made.  No physical  delivery of  securities is made.  For example,  one contract in the  Financial  Times Stock  Exchange 100
Index future is a contract to buy 25 pounds  sterling  multiplied by the level of the UK Financial  Times 100 Share
Index on a given future date.  Settlement  of a stock index  futures  contract may or may not be in the  underlying security.  If not in the underlying  security,  then settlement  will be made in cash,  equivalent over time to the difference  between the  contract  price and the actual price of the  underlying  asset at the time the stock index futures contract expires.

         Options on futures are similar to options on  underlying  instruments  except that options on futures give the  purchaser  the right,  in return for the  premium  paid,  to assume a position  in a futures  contract (a long position  if the option is a call and a short  position  if the option is a put),  rather  than to purchase or sell the futures  contract,  at a specified  exercise  price at any time during the period of the option.  Upon exercise of the option,  the  delivery of the futures  position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated  balance in the writer's  futures margin account which represents the amount by which the market price of the futures  contract,  at exercise,  exceeds (in the case of a call) or is less  than  (in the  case of a put) the  exercise  price of the  option  on the  futures  contract.  Alternatively, settlement  may be made totally in cash.  Purchasers  of options who fail to exercise  their  options  prior to the exercise date suffer a loss of the premium paid.

         The writer of an option on a futures  contract  is  required to deposit  margin  pursuant to  requirements similar to those applicable to futures  contracts.  Upon exercise of an option on a futures contract,  the delivery of the futures  position by the writer of the option to the holder of the option  will be  accompanied  by delivery of the accumulated  balance in the writer's  margin  account.  This amount will be equal to the amount by which the market price of the futures  contract at the time of exercise  exceeds,  in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although  financial  futures  contracts  by  their  terms  call  for  actual  delivery  or  acceptance  of securities,  in most cases the contracts are closed out before the settlement  date without the making or taking of delivery.  Closing out is accomplished by effecting an offsetting  transaction.  A futures  contract sale is closed out by effecting a futures  contract  purchase for the same  aggregate  amount of securities  and the same delivery date.  If the  sale  price  exceeds  the  offsetting  purchase  price,  the  seller  immediately  would be paid the difference  and would realize a gain. If the  offsetting  purchase  price exceeds the sale price,  the seller would immediately pay the difference and would realize a loss.  Similarly,  a futures contract  purchase is closed out by effecting a futures  contract sale for the same  securities  and the same delivery  date.  If the  offsetting  sale price exceeds the purchase  price,  the purchaser  would realize a gain,  whereas if the purchase price exceeds the offsetting  sale price,  the  purchaser  would  realize a loss.  Commissions  on financial  futures  contracts  and related  options  transactions  may be higher than those which would  apply to  purchases  and sales of  securities directly.

         A public market  exists in interest  rate futures  contracts  covering  primarily the following  financial instruments:  U.S. Treasury bonds; U.S. Treasury notes;  Government National Mortgage Association ("GNMA") modified
pass-through   mortgage-backed  securities;   three-month  U.S.  Treasury  bills;  90-day  commercial  paper;  bank certificates of deposit;  and Eurodollar  certificates of deposit.  It is expected that futures  contracts  trading in additional  financial  instruments  will be  authorized.  The standard  contract size is generally  $100,000 for futures contracts in U.S.  Treasury bonds,  U.S.  Treasury notes, and GNMA  pass-through  securities and $1,000,000 for the other  designated  futures  contracts.  A public  market exists in futures  contracts  covering a number of indices,  including,  but not limited to, the  Standard & Poor's 500 Index,  the  Standard & Poor's 100 Index,  the
NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

         Regulatory  Matters  Relating to Futures  Contracts  and Related  Options.  The Staff of the SEC has taken the position that the purchase and sale of futures  contracts  and the writing of related  options may give rise to
"senior  securities"  for the purposes of the  restrictions  contained in Section 18 of the 1940 Act on  investment companies'  issuing senior  securities.  However,  the Staff has taken the position that no senior security will be created if a Fund  segregates  an amount of cash or other liquid  assets at least equal to the amount of the Fund's obligation  under the futures  contract or option.  Each Fund will conduct its  purchases  and sales of any futures contracts and writing of related options transactions in accordance with this requirement.

         Certain Risks  Relating to Futures  Contracts  and Related  Options.  There are special risks  involved in futures transactions.

                  Volatility  and  Leverage.  The prices of futures  contracts  are  volatile  and are  influenced, among  other  things,  by actual  and  anticipated  changes in the market  and  interest  rates,  which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

                  Most  United  States  futures  exchanges  limit the amount of  fluctuation  permitted  in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum amount that the price of a futures  contract  may vary  either up or down from the  previous  day's  settlement  price at the end of a trading session.  Once the daily limit has been reached in a  particular  type of futures  contract,  no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit  potential  losses,  because the limit may prevent the  liquidation of unfavorable positions.  Futures  contract prices have  occasionally  moved to the daily limit for several  consecutive  trading days with little or no trading,  thereby  preventing  prompt  liquidation of futures  positions and subjecting some futures traders to substantial losses.

                  Because of the low margin deposits  required,  futures trading  involves an extremely high degree of leverage.  As a result,  a relatively  small price  movement in a futures  contract may result in immediate  and substantial loss, as well as gain, to the investor.  For example,  if at the time of purchase,  10% of the value of the futures  contract is deposited as margin,  a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit,  before any deduction for the transaction  costs, if the account were then closed  out. A 15%  decrease  would  result in a loss equal to 150% of the  original  margin  deposit,  if the contract  were closed out.  Thus,  a purchase or sale of a futures  contract  may result in losses in excess of the amount invested in the futures  contract.  However,  a Fund would presumably have sustained  comparable  losses if, instead of the futures  contract,  it had  invested in the  underlying  instrument  and sold it after the  decline.
Furthermore,  in the case of a futures contract purchase,  in order to be certain that a Fund has sufficient assets to satisfy its obligations  under a futures  contract,  a Fund earmarks to the futures contract liquid assets equal in value to the current value of the underlying instrument less the margin deposit.

                  Liquidity.  A Fund may elect to close some or all of its futures  positions  at any time prior to their  expiration.  A Fund  would do so to reduce  exposure  represented  by long  futures  positions  or  increase exposure  represented  by short  futures  positions.  A Fund may close its positions by taking  opposite  positions which would operate to terminate the Fund's position in the futures  contracts.  Final  determinations of variation margin  would then be made,  additional  cash would be required to be paid by or released to a Fund,  and such Fund would realize a loss or a gain.

                  Futures  contracts  may be closed out only on the exchange or board of trade where the  contracts were  initially  traded.  Although a Fund may intend to purchase or sell  futures  contracts  only on  exchanges or boards of trade  where there  appears to be an active  market,  there is no  assurance  that a liquid  market on an exchange  or board of trade will exist for any  particular  contract at any  particular  time.  In such  event,  it might not be  possible  to close a futures  contract,  and in the event of adverse  price  movements,  a Fund would continue to be required to make daily cash payments of variation  margin.  However,  in the event futures contracts have been used to hedge the  underlying  instruments,  a Fund would  continue  to hold the  underlying  instruments subject to the hedge until the futures  contracts could be terminated.  In such  circumstances,  an increase in the price  of the  underlying  instruments,  if any,  might  partially  or  completely  offset  losses  on the  futures contract.  However,  as described below,  there is no guarantee that the price of the underlying  instruments will, in fact,  correlate  with the price  movements  in the futures  contract  and thus provide an offset to losses on a futures contract.

                  Hedging Risk. A decision of whether,  when,  and how to hedge  involves  skill and judgment,  and even a well-conceived  hedge may be unsuccessful to some degree because of unexpected  market  behavior,  market or interest  rate  trends.  There are several  risks in  connection  with the use by a Fund of futures  contracts as a hedging  device.  One risk arises  because of the  imperfect  correlation  between  movements  in the prices of the futures  contracts and movements in the prices of the  underlying  instruments  which are the subject of the hedge.
The Sub-advisor will, however,  attempt to reduce this risk by entering into futures contracts whose movements,  in its judgment,  will have a significant  correlation with movements in the prices of a Fund's underlying instruments sought to be hedged.

                  Successful  use of  futures  contracts  by a Fund  for  hedging  purposes  is also  subject  to a
Sub-advisor's  ability to correctly  predict  movements in the direction of the market. It is possible that, when a
Fund has sold futures to hedge its portfolio  against a decline in the market,  the index,  indices,  or underlying instruments  on which the futures are written might  advance and the value of the  underlying  instruments  held in the Fund's  portfolio  might decline.  If this were to occur, a Fund would lose money on the futures and also would experience  a  decline  in value in its  underlying  instruments.  However,  while  this  might  occur to a certain degree,  the Sub-advisor  may believe that over time the value of a Fund's  portfolio will tend to move in the same direction  as the  market  indices  which are  intended  to  correlate  to the price  movements  of the  underlying instruments  sought to be hedged.  It is also possible that if a Fund were to hedge  against the  possibility  of a decline in the market  (adversely  affecting the underlying  instruments  held in its portfolio) and prices instead increased,  the Fund would lose part or all of the benefit of increased value of those underlying  instruments that it has  hedged,  because  it  would  have  offsetting  losses  in its  futures  positions.  In  addition,  in  such situations,  if a Fund had insufficient cash, it might have to sell underlying  instruments to meet daily variation margin  requirements.  Such sales of underlying  instruments  might be, but would not  necessarily be, at increased prices (which would reflect the rising  market).  A Fund might have to sell  underlying  instruments at a time when it would be disadvantageous to do so.

                  In addition to the possibility  that there might be an imperfect  correlation,  or no correlation at all, between price movements in the futures  contracts and the portion of the portfolio being hedged,  the price movements of futures  contracts might not correlate  perfectly with price  movements in the underlying  instruments due to certain market  distortions.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors might close futures  contracts  through  offsetting  transactions  which  could  distort  the normal  relationship  between the underlying  instruments  and futures  markets.  Second,  the margin  requirements  in the  futures  market are less onerous than margin requirements in the securities  markets,  and as a result the futures market might attract more speculators  than the securities  markets do.  Increased  participation  by speculators in the futures market might also cause  temporary  price  distortions.  Due to the  possibility  of price  distortion in the futures market and also because of the imperfect  correlation  between price movements in the underlying  instruments and movements in the prices of futures  contracts,  even a correct  forecast of general market trends by the  Sub-advisor  might not result in a successful hedging transaction over a very short time period.

         Certain  Risks of  Options  on  Futures  Contracts.  A Fund may seek to close  out an option  position  by writing or buying an offsetting  option  covering the same index,  underlying  instruments,  or contract and having the same  exercise  price and  expiration  date.  The ability to establish  and close out positions on such options will be subject to the  maintenance of a liquid  secondary  market.  Reasons for the absence of a liquid  secondary market on an exchange  include the following:  (i) there may be insufficient  trading  interest in certain options;
(ii)  restrictions  may be imposed by an exchange on opening  transactions or closing  transactions or both;  (iii)
trading halts,  suspensions or other  restrictions  may be imposed with respect to particular  classes or series of options,  or underlying  instruments;  (iv) unusual or unforeseen  circumstances may interrupt normal operations on an  exchange;  (v) the  facilities  of an  exchange or a clearing  corporation  may not at all times be adequate to handle current trading volume;  or (vi) one or more exchanges  could,  for economic or other reasons,  decide or be compelled at some future date to discontinue  the trading of options (or a particular  class or series of options), in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist, although  outstanding options on the exchange that had been issued by a clearing  corporation as a result of trades on that exchange  would  continue to be  exercisable  in accordance  with their terms.  There is no assurance  that higher than  anticipated  trading activity or other  unforeseen  events might not, at times,  render certain of the facilities of any of the clearing  corporations  inadequate,  and thereby result in the  institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         Foreign Futures and Options.  Participation in foreign futures and foreign options  transactions  involves the  execution  and  clearing  of  trades on or  subject  to the rules of a  foreign  board of trade.  Neither  the
National  Futures  Association  nor any domestic  exchange  regulates  activities  of any foreign  boards of trade, including the  execution,  delivery and clearing of  transactions,  or has the power to compel  enforcement  of the rules of a foreign  board of trade or any  applicable  foreign  law.  This is true even if the exchange is formally linked to a domestic  market so that a position  taken on the market may be liquidated by a transaction  on another market.  Moreover,  such laws or  regulations  will vary  depending  on the  foreign  country in which the  foreign futures or foreign options  transaction  occurs. For these reasons,  customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC regulations and the rules of the National  Futures  Association and any domestic  exchange,  including the right to use reparations  proceedings before the CFTC and arbitration  proceedings provided by the National Futures
Association or any domestic  futures  exchange.  In particular,  funds received from customers for foreign  futures or  foreign  options  transactions  may not be  provided  the same  protections  as funds  received  in  respect of transactions  on United  States  futures  exchanges.  In  addition,  the price of any  foreign  futures  or foreign options  contract  and,  therefore,  the  potential  profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Foreign  Currency  Contracts.  A forward  foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted  directly between currency traders (usually large,  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

         Depending  on the  applicable  investment  policies  and  restrictions  applicable  to a Fund,  a Fund may generally enter into forward  foreign  currency  exchange  contracts under two  circumstances.  First,  when a Fund enters into a contract for the purchase or sale of a security  denominated in or exposed to a foreign currency,  it may  desire to "lock in" the U.S.  dollar  price of the  security.  By  entering  into a forward  contract  for the purchase or sale,  for a fixed  amount of dollars,  of the amount of foreign  currency  involved in the  underlying security  transactions,  the Fund may be able to protect  itself  against a possible loss resulting from an adverse change in the  relationship  between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second,  when a  Sub-advisor  believes  that the  currency of a particular  foreign  country may suffer or enjoy a substantial  movement  against another  currency,  including the U.S.  dollar,  it may enter into a forward contract  to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of a
Fund's securities  denominated in or exposed to such foreign currency.  Alternatively,  where  appropriate,  a Fund may hedge all or part of its  foreign  currency  exposure  through  the use of a basket  of  currencies  or a proxy currency  where such  currencies  or currency act as an  effective  proxy for other  currencies.  In such a case, a
Fund may enter into a forward  contract  where the amount of the foreign  currency to be sold  exceeds the value of the Fund's  securities  denominated  in or exposed to such currency.  The use of this basket hedging  technique may be more efficient and economical  than entering into separate  forward  contracts for each currency held in a Fund.
The precise matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible  since the future  value of such  securities  in foreign  currencies  will change as a  consequence  of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date  it  matures.  The  projection  of  short-term  currency  market  movement  is  extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

         As indicated  above,  it is impossible  to forecast with absolute  precision the market value of portfolio securities  at the  expiration  of the forward  contract.  Accordingly,  it may be necessary for a Fund to purchase additional  foreign  currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign  currency a Fund is  obligated  to deliver and if a decision is made to sell the security and make delivery of the foreign  currency.  Conversely,  it may be necessary to sell on the spot market some of the foreign  currency  received upon the sale of the portfolio  security if its market value exceeds the amount of foreign  currency a Fund is  obligated to deliver.  However,  as noted,  in order to avoid  excessive transactions  and transaction  costs, a Fund may use liquid assets  denominated in any currency to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio  security and engages in an offsetting forward contract  transaction,  the
Fund will  incur a gain or a loss (as  described  below) to the  extent  that  there has been  movement  in forward contract prices.  If the Fund engages in an offsetting  transaction,  it may subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between a Fund's  entering into a forward contract for the sale of a foreign  currency and the date it enters into an offsetting  contract for the purchase of the foreign  currency,  the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to  purchase.  Should  forward  prices  increase,  a
Fund will suffer a loss to the extent of the price of the  currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         Currency  Futures  Contracts and Related  Options.  A currency futures contract sale creates an obligation by a Fund, as seller,  to deliver the amount of currency called for in the contract at a specified  future time for a special  price.  A currency  futures  contract  purchase  creates an obligation by a Fund, as purchaser,  to take delivery of an amount of  currency  at a  specified  future  time at a  specified  price.  Unlike  forward  foreign currency exchange  contracts,  currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and  commodities  exchanges.  Although the terms of currency  futures  contracts  specify actual  delivery or receipt,  in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency.  Closing out of a currency  futures  contract is effected by entering into an offsetting  purchase or sale transaction.  Unlike a currency futures  contract,  which requires the parties to buy and sell currency on a set date, an option on a currency futures  contract  entitles its holder to decide on or before a future  date  whether  to enter  into such a  contract.  If the  holder  decides  not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         Interest  Rate Swaps and Interest  Rate Caps and Floors.  Interest  rate swaps involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

Hybrid Instruments:

         Hybrid  instruments  combine the elements of futures  contracts  or options with those of debt,  preferred equity or a depository  instrument.  The risks of  investing in hybrid  instruments  reflect a  combination  of the risks  from  investing  in  securities,  futures  and  currencies,  including  volatility  and  lack of  liquidity.
Reference  is made to the  discussion  of futures  and  forward  contracts  in this SAI for a  discussion  of these risks.  Further,  the prices of the hybrid  instrument  and the related  commodity  or currency may not move in the same  direction or at the same time.  Hybrid  instruments  may bear  interest or pay  preferred  dividends at below market (or even  relatively  nominal)  rates.  In addition,  because the  purchase  and sale of hybrid  instruments could take place in an  over-the-counter  market or in a private  transaction  between a Fund and the seller of the hybrid instrument,  the  creditworthiness of the other party to the transaction would be a risk factor which a Fund would  have to  consider.  Hybrid  instruments  also  may not be  subject  to the  regulation  of the  CFTC,  which generally  regulates the trading of commodity futures by U.S. persons,  the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         Foreign  Currency  Exchange-Related  Securities.  Certain Funds may invest in foreign  currency  warrants, principal exchange rate linked securities and performance indexed paper.

                  Foreign Currency  Warrants.  Foreign  currency  warrants are warrants which entitle the holder to receive  from  their  issuer an amount of cash  (generally,  for  warrants  issued in the  United  States,  in U.S.
dollars)  which is  calculated  pursuant  to a  predetermined  formula  and based on the  exchange  rate  between a specified  foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency  warrants generally  are  exercisable  upon their  issuance  and expire as of a  specified  date and time.  Foreign  currency warrants have been issued in connection with U.S.  dollar-denominated  debt offerings by major corporate issuers in an attempt to reduce the foreign  currency  exchange risk which,  from the point of view of prospective  purchasers of the  securities,  is inherent in the  international  fixed-income  marketplace.  Foreign  currency  warrants may attempt to reduce the foreign  exchange risk assumed by  purchasers of a security by, for example,  providing for a supplemental  payment in the event that the U.S. dollar  depreciates  against the value of a major foreign currency such as the Japanese  Yen. The formula used to determine  the amount  payable upon  exercise of a foreign  currency warrant may make the warrant  worthless unless the applicable  foreign currency exchange rate moves in a particular direction  (e.g.,  unless the U.S. dollar  appreciates or depreciates  against the particular  foreign  currency to which the warrant is linked or indexed).  Foreign  currency  warrants are severable from the debt  obligations with which they may be offered,  and may be listed on exchanges.  Foreign  currency  warrants may be exercisable only in certain minimum amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum number required for  exercise may be required  either to sell the  warrants or to purchase  additional  warrants,  thereby incurring  additional  transaction  costs.  In the case of any  exercise  of  warrants,  there may be a time  delay between the time a holder of warrants  gives  instructions  to exercise and the time the exchange  rate relating to exercise is  determined,  during which time the exchange rate could change  significantly,  thereby  affecting both the market and cash  settlement  values of the warrants being  exercised.  The expiration  date of the warrants may be  accelerated  if the  warrants  should be  delisted  from an exchange or if their  trading  should be  suspended permanently,  which would result in the loss of any remaining  "time value" of the warrants  (i.e.,  the difference between the current  market  value and the exercise  value of the  warrants),  and, in the case the  warrants  were
"out-of-the-money,"  in a total loss of the  purchase  price of the  warrants.  Warrants  are  generally  unsecured obligations of their issuers and are not  standardized  foreign  currency  options  issued by the Options  Clearing
Corporation  ("OCC").  Unlike  foreign  currency  options  issued by OCC,  the terms of foreign  exchange  warrants generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the  imposition  of other  regulatory  controls  affecting the  international  currency  markets.  The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a  commercial  user of foreign  currencies  might pay in the  interbank  market for a comparable  option  involving significantly  larger amounts of foreign  currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

                  Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked securities are debt obligations  the  principal on which is payable at maturity in an amount that may vary based on the  exchange  rate between  the U.S.  dollar  and a  particular  foreign  currency  at or about that  time.  The return on  "standard"
principal  exchange  rate linked  securities  is enhanced if the foreign  currency to which the  security is linked appreciates  against the U.S. dollar,  and is adversely  affected by increases in the foreign exchange value of the
U.S. dollar.  "Reverse" principal exchange rate linked securities are like the "standard"  securities,  except that their return is enhanced by increases in the value of the U.S.  dollar and  adversely  impacted by increases in the value of foreign  currency.  Interest  payments on the securities are generally made in U.S.  dollars at rates that reflect  the  degree  of  foreign  currency  risk  assumed  or given up by the  purchaser  of the notes  (i.e.,  at relatively  higher  interest  rates if the purchaser has assumed some of the foreign  exchange  risk, or relatively lower interest  rates if the issuer has assumed some of the foreign  exchange risk,  based on the  expectations  of the current  market).  Principal  exchange rate linked  securities may in limited cases be subject to  acceleration of maturity  (generally,  not without  the  consent of the  holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

                  Performance  Indexed  Paper.  Performance  indexed  paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to  certain  foreign  exchange  rate  movements.  The yield to the  investor  on performance  indexed paper is established at maturity as a function of spot exchange rates between the U.S.  dollar and a  designated  currency  as of or about  that  time  (generally,  the  spot  exchange  rate  two days  prior to maturity).  The  yield  to the  investor  will be  within  a  range  stipulated  at the  time  of  purchase  of the obligation,  generally  with a  guaranteed  minimum rate of return that is below,  and a potential  maximum rate of return  that is above,  market  yields on U.S.  dollar-denominated  commercial  paper,  with both the  minimum  and maximum  rates of return on the  investment  corresponding  to the minimum and maximum  values of the spot exchange rate two business days prior to maturity.

         Zero-Coupon  Securities.  Zero-coupon  securities pay no cash income and are sold at substantial discounts from their  value at  maturity.  When held to  maturity,  their  entire  income,  which  consists of  accretion  of discount,  comes from the difference  between the issue price and their value at maturity.  Zero-coupon  securities are subject to greater market value  fluctuations  from changing interest rates than debt obligations of comparable maturities  which make current  distributions  of interest  (cash).  Zero-coupon  securities  which are convertible into common stock offer the  opportunity  for capital  appreciation  as increases (or decreases) in market value of such  securities  closely  follows the movements in the market value of the  underlying  common stock.  Zero-coupon convertible  securities  generally are expected to be less  volatile than the  underlying  common  stocks,  as they usually are issued with  maturities  of 15 years or less and are issued with  options  and/or  redemption  features exercisable  by the holder of the  obligation  entitling the holder to redeem the  obligation and receive a defined cash payment.

         Zero-coupon  securities include  securities issued directly by the U.S. Treasury,  and U.S. Treasury bonds or notes and their unmatured  interest coupons and receipts for their underlying  principal  ("coupons") which have been  separated by their holder,  typically a custodian bank or investment  brokerage  firm. A holder will separate the interest  coupons from the  underlying  principal  (the "corpus") of the U.S.  Treasury  security.  A number of securities  firms and banks have  stripped  the  interest  coupons and  receipts  and then resold them in custodial receipt  programs with a number of different  names,  including  Treasury  Income Growth  Receipts  ("TIGRSTM") and
Certificate of Accrual on Treasuries  ("CATSTM").  The  underlying  U.S.  Treasury  bonds and notes  themselves are held in  book-entry  form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e.,  unregistered securities  which  are  owned  ostensibly  by the  bearer or  holder  thereof),  in trust on  behalf of the  owners thereof.  Counsel to the  underwriters of these  certificates or other evidences of ownership of the U.S.  Treasury securities  have  stated  that,  for federal tax and  securities  purposes,  in their  opinion  purchasers  of such certificates,  such as a Fund, most likely will be deemed the beneficial  holder of the underlying U.S.  Government securities.

         The U.S.  Treasury  has  facilitated  transfers  of  ownership of  zero-coupon  securities  by  accounting separately for the beneficial  ownership of particular  interest coupon and corpus payments on Treasury  securities through the Federal Reserve  book-entry  record keeping  system.  The Federal Reserve program as established by the
Treasury  Department  is  known  as  "STRIPS"  or  "Separate  Trading  of  Registered  Interest  and  Principal  of
Securities."  Under  the  STRIPS  program,  a Fund will be able to have its  beneficial  ownership  of  zero-coupon securities  recorded  directly in the book-entry  record-keeping  system in lieu of having to hold  certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury  obligations have been stripped of their unmatured  interest coupons by the holder, the principal  or corpus is sold at a deep  discount  because  the buyer  receives  only the right to  receive a future fixed  payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)  payments.  Once stripped or separated,  the corpus and coupons may be sold separately.  Typically,  the coupons are sold separately or grouped  with other  coupons with like  maturity  dates and sold  bundled in such form.  Purchasers  of stripped obligations  acquire,  in  effect,  discount  obligations  that  are  economically  identical  to  the  zero-coupon securities that the Treasury sells itself.

         When-Issued  Securities.  The price of when-issued  securities,  which may be expressed in yield terms, is fixed at the time the  commitment  to purchase is made,  but  delivery and payment for the  when-issued  securities take place at a later date.  Normally,  the  settlement  date  occurs  within 90 days of the  purchase.  During the period  between  purchase  and  settlement,  no payment is made by a Fund to the issuer and no interest  accrues to such  Fund.  Forward  commitments  involve a risk of loss if the value of the  security  to be  purchased  declines prior to the  settlement  date,  which  risk is in  addition  to the  risk of  decline  in value of a Fund's  other assets.  While  when-issued  securities  may be sold prior to the  settlement  date, a Fund generally will purchase such  securities  with the purpose of  actually  acquiring  them unless a sale  appears  desirable  for  investment reasons.

         Mortgage-Backed  Securities.  When  a  Fund  owns  a  mortgage-backed  security,  principal  and  interest payments  made on the  mortgages  in an  underlying  mortgage  pool  are  passed  through  to a  Fund.  Unscheduled prepayments of principal  shorten the securities'  weighted average life and may lower their total return.  (When a mortgage in the underlying  mortgage pool is prepaid,  an unscheduled  principal  prepayment is passed through to a
Fund.  This  principal  is  returned  to a Fund at par.  As a result,  if a  mortgage  security  were  trading at a premium,  its total return would be lowered by prepayments,  and if a mortgage security were trading at a discount, its total return  would be increased by  prepayments.)  The value of these  securities  also may change  because of changes in the market's  perception of the  creditworthiness  of the federal  agency that issued them. In addition, the mortgage  securities market in general may be adversely  affected by changes in governmental  regulation or tax policies.

         Asset-Backed  Securities.  Asset-backed  securities  directly  or  indirectly  represent  a  participation interest  in, or are secured by and payable  from,  a stream of payments  generated  by  particular  assets such as motor  vehicle or credit card  receivables.  Payments of principal  and interest  may be  guaranteed  up to certain amounts and for a certain time period by a letter of credit  issued by a financial  institution  unaffiliated  with the entities  issuing the securities.  Asset-backed  securities may be classified as  pass-through  certificates or collateralized obligations.

         Pass-through  certificates are asset-backed  securities which represent an undivided  fractional ownership interest in an  underlying  pool of assets.  Pass-through  certificates  usually  provide for payments of principal and  interest  received to be passed  through to their  holders,  usually  after  deduction  for certain  costs and expenses incurred in administering the pool. Because pass-through  certificates  represent an ownership interest in the  underlying  assets,  the  holders  thereof  bear  directly  the risk of any  defaults  by the  obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support" below.

         Asset-backed   securities  issued  in  the  form  of  debt  instruments,   also  known  as  collateralized
obligations,  are generally  issued as the debt of a special  purpose  entity  organized  solely for the purpose of owning  such  assets  and  issuing  such  debt.  Such  assets  are most  often  trade,  credit  card or  automobile receivables.  The assets  collateralizing  such  asset-backed  securities are pledged to a trustee or custodian for the  benefit of the  holders  thereof.  Such  issuers  generally  hold no assets  other than those  underlying  the asset-backed  securities and any credit  support  provided.  As a result,  although  payments on such  asset-backed securities  are  obligations of the issuers,  in the event of defaults on the underlying  assets not covered by any credit support (see "Types of Credit  Support"),  the issuing  entities are unlikely to have  sufficient  assets to satisfy their obligations on the related asset-backed securities.

                  Methods of Allocating  Cash Flows.  While many  asset-backed  securities are issued with only one class of security,  many  asset-backed  securities are issued in more than one class,  each with different  payment terms.  Multiple class  asset-backed  securities are issued for two main reasons.  First,  multiple  classes may be used as a method of providing  credit  support.  This is  accomplished  typically  through  creation of one or more classes whose right to payments on the  asset-backed  security is made subordinate to the right to such payments of the remaining class or classes.  See "Types of Credit  Support."  Second,  multiple classes may permit the issuance of securities with payment terms, interest rates or other  characteristics  differing both from those of each other and from those of the underlying assets.  Examples include so-called "strips"  (asset-backed  securities  entitling the holder to  disproportionate  interests  with respect to the  allocation of interest and principal of the assets
backing  the  security),   and  securities  with  a  class  or  classes  having  characteristics  which  mimic  the characteristics  of  non-asset-backed  securities,  such as floating  interest  rates (i.e.,  interest  rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                  Asset-backed  securities in which the payment  streams on the underlying  assets are allocated in a  manner  different  than  those  described  above  may be  issued  in the  future.  A Fund  may  invest  in  such asset-backed  securities if such  investment is otherwise  consistent  with its investment  objectives and policies and with the investment restrictions of the Fund.

                  Types  of  Credit  Support.  Asset-backed  securities  are  often  backed  by a  pool  of  assets representing  the  obligations  of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payments,  such securities may contain  elements of credit support.  Such credit support falls  into two  classes:  liquidity  protection  and  protection  against  ultimate  default  by an obligor on the
underlying  assets.   Liquidity  protection  refers  to  the  provision  of  advances,   generally  by  the  entity
administering  the pool of assets,  to ensure that scheduled  payments on the underlying  pool are made in a timely fashion.  Protection  against  ultimate  default ensures  ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided  through  guarantees,  insurance  policies or letters of credit  obtained from third parties,  through various means of structuring the transaction or through a combination of such  approaches.  Examples of  asset-backed  securities with credit support arising out of the structure of the transaction include  "senior-subordinated  securities" (multiple class asset-backed securities with certain classes subordinate  to other  classes as to the  payment  of  principal  thereon,  with the result  that  defaults  on the underlying assets are borne first by the holders of the subordinated  class) and asset-backed  securities that have
"reserve  funds"  (where  cash or  investments,  sometimes  funded  from a portion of the  initial  payments on the underlying  assets, are held in reserve against future losses) or that have been "over  collateralized"  (where the scheduled  payments on, or the principal amount of, the underlying  assets  substantially  exceeds that required to make payment of the  asset-backed  securities  and pay any servicing or other fees).  The degree of credit  support provided  on each  issue is based  generally  on  historical  information  respecting  the  level  of  credit  risk associated  with such  payments.  Delinquency  or loss in excess of that  anticipated  could  adversely  affect the return on an investment in an  asset-backed  security.  Additionally,  if a letter of credit is exhausted,  holders of asset-backed  securities may also experience  delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

                  Automobile  Receivable  Securities.  Asset-backed  securities may be backed by  receivables  from motor vehicle  installment sales contracts or installment loans secured by motor vehicles  ("Automobile  Receivable
Securities").  Since  installment  sales  contracts  for  motor  vehicles  or  installment  loans  related  thereto
("Automobile  Contracts")  typically  have  shorter  durations  and  lower  incidences  of  prepayment,  Automobile
Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

                  Most entities that issue  Automobile  Receivable  Securities  create an  enforceable  interest in their  respective  Automobile  Contracts  only by filing a financing  statement  and by having the  servicer of the
Automobile Contracts,  which is usually the originator of the Automobile  Contracts,  take custody thereof. In such circumstances,  if the servicer of the Automobile  Contracts were to sell the same Automobile  Contracts to another party,  in violation of its  obligation  not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile  Receivable  Securities.  Also although most
Automobile  Contracts grant a security  interest in the motor vehicle being  financed,  in most states the security interest in a motor vehicle must be noted on the  certificate of title to create an enforceable  security  interest against  competing  claims  of  other  parties.  Due to  the  large  number  of  vehicles  involved,  however,  the certificate  of title to each vehicle  financed,  pursuant to the  Automobile  Contracts  underlying the Automobile
Receivable  Security,  usually is not amended to reflect the assignment of the seller's  security  interest for the benefit  of the  holders  of the  Automobile  Receivable  Securities.  Therefore,  there  is the  possibility  that recoveries on repossessed  collateral may not, in some cases,  be available to support  payments on the securities.
In addition,  various state and federal  securities  laws give the motor vehicle owner the right to assert  against the holder of the owner's  Automobile  Contract  certain  defenses  such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

                  Credit Card  Receivable  Securities.  Asset-backed  securities may be backed by receivables  from revolving credit card agreements  ("Credit Card Receivable  Securities").  Credit balances on revolving credit card agreements  ("Accounts")  are generally  paid down more rapidly than are Automobile  Contracts.  Most of the Credit
Card Receivable  Securities issued publicly to date have been Pass-Through  Certificates.  In order to lengthen the maturity of Credit Card Receivable  Securities,  most such securities  provide for a fixed period during which only interest  payments on the  underlying  Accounts are passed  through to the security  holder and principal  payments received on such Accounts are used to fund the transfer to the pool of assets  supporting  the related  Credit Card
Receivable  Securities of additional  credit card charges made on an Account.  The initial fixed period usually may be shortened upon the occurrence of specified  events which signal a potential  deterioration in the quality of the assets  backing the  security,  such as the  imposition  of a cap on interest  rates.  The ability of the issuer to extend the life of an issue of Credit Card  Receivable  Securities  thus depends upon the  continued  generation of additional  principal  amounts in the  underlying  accounts  during the initial  period and the  non-occurrence  of specified  events.  An  acceleration  in  cardholders'  payment rates or any other event which  shortens the period during which additional  credit card charges on an Account may be transferred to the pool of assets  supporting the related  Credit Card  Receivable  Security  could  shorten the  weighted  average  life and reduce the yield of the
Credit Card Receivable Security.

                  Credit card  holders are  entitled to the  protection  of a number of state and federal  consumer credit  laws,  many of which give such holder the right to set off certain  amounts  against  balances  owed on the credit card, thereby reducing amounts paid on Accounts.  In addition,  unlike most other  asset-backed  securities,
Accounts are unsecured obligations of the cardholder.

         Warrants.  Warrants  basically are options to purchase  equity  securities at a specific price valid for a specific  period  of time.  They do not  represent  ownership  of the  securities  but only the  right to buy them.
Investments  in warrants are  speculative  in that warrants have no voting  rights,  pay no dividends,  and have no rights with  respect to the assets of the  corporation  issuing  them.  Warrants  differ from call  options in that warrants are issued by the issuer of the security  which may be purchased on their  exercise,  whereas call options may be written or issued by anyone.  The prices of warrants do not  necessarily  move parallel to the prices of the underlying securities.

         Certain Risks of Foreign Investing:

                  Currency  Fluctuations.  Investment  in securities  denominated  in foreign  currencies  involves certain risks. A change in the value of any such currency  against the U.S.  dollar will result in a  corresponding change in the U.S.  dollar value of a Fund's assets  denominated in that currency.  Such changes will also affect a
Fund's income.  Generally,  when a given currency  appreciates against the dollar (the dollar weakens) the value of a Fund's securities  denominated in that currency will rise. When a given currency  depreciates  against the dollar
(the dollar  strengthens),  the value of a Fund's  securities  denominated  in that  currency  would be expected to decline.

                  Investment  and  Repatriation  Restrictions.  Foreign  investment  in the  securities  markets of certain foreign  countries is restricted or controlled in varying  degrees.  These  restrictions may at times limit or  preclude  investment  in  certain  of  such  countries  and may  increase  the  cost  and  expenses  of a Fund.
Investments by foreign  investors are subject to a variety of  restrictions  in many  developing  countries.  These restrictions may take the form of prior governmental  approval,  limits on the amount or type of securities held by foreigners,  and  limits  on the types of  companies  in which  foreigners  may  invest.  Additional  or  different restrictions  may be imposed at any time by these or other  countries in which a Fund  invests.  In  addition,  the repatriation  of both  investment  income and capital from several  foreign  countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

                  Market  Characteristics.  Foreign securities may be purchased in  over-the-counter  markets or on stock exchanges  located in the countries in which the respective  principal  offices of the issuers of the various securities  are  located,  if that is the best  available  market.  Foreign  stock  markets  are  generally  not as developed or efficient  as, and may be more volatile  than,  those in the United  States.  While growing in volume, they usually have  substantially  less volume than U.S. markets and a Fund's securities may be less liquid and more volatile than securities of comparable U.S.  companies.  Equity  securities may trade at  price/earnings  multiples higher than  comparable  U.S.  securities  and such levels may not be  sustainable.  Commissions  on foreign  stock exchanges,  which may be fixed, may generally be higher than negotiated  commissions on U.S. exchanges,  although a
Fund will  endeavor to achieve the most  favorable net results on its  portfolio  transactions.  There is generally less government  supervision and regulation of foreign stock  exchanges,  brokers and listed  companies than in the
United States.  Moreover,  settlement  practices for  transactions in foreign markets may differ from those in U.S.
markets, and may include delays beyond periods customary in the United States.

                  Political and Economic  Factors.  Individual  foreign  economies of certain  countries may differ favorably or  unfavorably  from the United States'  economy in such respects as growth of gross  national  product, rate of  inflation,  capital  reinvestment,  resource  self-sufficiency  and  balance  of  payments  position.  The internal  politics  of certain  foreign  countries  are not as stable as in the  United  States.  Moreover,  as the result  of the  prevailing  political  climate,  the Fund  may not be able to  obtain  legal  remedies  or  enforce judgements in foreign countries.

                  Governments  in certain  foreign  countries  continue to  participate  to a  significant  degree, through ownership  interest or regulation,  in their respective  economies.  Action by these governments could have a  significant  effect on market  prices of  securities  and payment of  dividends.  The  economies of many foreign countries  are  heavily  dependent  upon  international  trade and are  accordingly  affected by  protective  trade barriers  and  economic  conditions  of their  trading  partners.  The  enactment  by  these  trading  partners  of protectionist  trade  legislation  could have a  significant  adverse  effect upon the  securities  markets of such countries.

                  Information  and  Supervision.  There is generally  less  publicly  available  information  about foreign  companies  comparable  to reports and ratings that are  published  about  companies in the United  States.
Foreign  companies  are also  generally  not  subject to  uniform  accounting,  auditing  and  financial  reporting standards, practices and requirements comparable to those applicable to U.S. companies.

                  Taxes.  The  dividends  and interest  payable on certain of a Fund's  foreign  securities  may be subject to foreign  withholding  taxes,  thus reducing the net amount of income  available for  distribution to the
Fund's  shareholders.  A  shareholder  otherwise  subject to U.S.  federal  income  taxes  may,  subject to certain limitations,  be  entitled to claim a credit or  deduction  for U.S.  federal  income tax  purposes  for his or her proportionate share of such foreign taxes paid by the Fund.

                  Costs.  Investors  should  understand  that the expense  ratio of a Fund  investing  primarily in foreign securities can be expected to be higher than investment  companies  investing in domestic  securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by a Fund are higher.

                  Other.  With respect to certain  foreign  countries,  especially  developing  and emerging  ones, there is the  possibility  of adverse  changes in  investment or exchange  control  regulations,  expropriation  or confiscatory  taxation,  limitations  on the  removal  of funds or other  assets  of a Fund,  political  or  social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

                  Eastern  Europe.  Changes  occurring  in Eastern  Europe and Russia  today  could have  long-term
potential   consequences.   As  restrictions  fall,  this  could  result  in  rising  standards  of  living,  lower manufacturing  costs,  growing  consumer  spending,  and substantial  economic growth.  However,  investment in the countries of Eastern Europe and Russia is highly  speculative at this time.  Political and economic reforms are too recent to establish a definite  trend away from  centrally-planned  economies and state owned  industries.  In many of the countries of Eastern  Europe and Russia,  there is no stock exchange or formal market for  securities.  Such countries may also have government  exchange  controls,  currencies  with no recognizable  market value relative to the  established  currencies of western  market  economies,  little or no experience in trading in  securities,  no financial  reporting  standards,  a lack of a banking and securities  infrastructure to handle such trading,  and a legal  tradition  which does not  recognize  rights in private  property.  In addition,  these  countries  may have national  policies which restrict  investments in companies  deemed sensitive to the country's  national  interest.
Further,  the governments in such countries may require  governmental or  quasi-governmental  authorities to act as custodian  of a Fund's  assets  invested  in such  countries  and these  authorities  may not  qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required.  All of these  considerations  are among the factors  which could cause  significant  risks and  uncertainties  to  investment  in Eastern  Europe and
Russia.

                  Latin   America.   The  political   history  of  certain  Latin   American   countries  has  been
characterized  by  political  uncertainty,  intervention  by the military in civilian  and  economic  spheres,  and political  corruption.  Such  developments,  if they were to reoccur,  could reverse favorable trends toward market and  economic  reform,  privatization  and  removal of trade  barriers  and  result in  significant  disruption  in securities  markets.  Persistent  levels of inflation or in some cases,  hyperinflation,  have led to high interest rates,  extreme measures by governments to keep inflation in check and a generally  debilitating effect on economic growth.  Although  inflation  in many  countries  has  lessened,  there is no  guarantee  it will  remain  at lower levels.  In addition,  of developing  countries,  a number of Latin  American  countries are also among the largest debtors.  There have been moratoria on, and  reschedulings  of, repayment with respect to these debts.  Such events can restrict the flexibility of these debtor nations in the  international  markets and result in the imposition of onerous conditions on their economies.

                  Certain Latin American  countries may have managed  currencies which are maintained at artificial levels to the U.S.  dollar rather than at levels  determined by the market.  This type of system can lead to sudden and large  adjustments  in the  currency  which,  in turn,  can have a disruptive  and  negative  effect on foreign investors.  Certain Latin American  countries also may restrict the free  conversion of their currency into foreign currencies,  including the U.S.  dollar.  There is no significant  foreign  exchange market for certain  currencies and it would, as a result, be difficult for a Fund to engage in foreign currency  transactions  designed to protect the value of the Fund's interests in securities denominated in such currencies.

Illiquid and Restricted Securities:

         Subject to limitations  discussed in the Company's  Prospectus  under "Certain Risk Factors and Investment
Methods," the Funds generally may invest in illiquid  securities.  Illiquid  securities  include securities subject to contractual or legal  restrictions on resale (e.g.,  because they have not been registered  under the Securities
Act of 1933, as amended (the  "Securities  Act")) and securities that are otherwise not readily  marketable  (e.g., because  trading in the security is suspended or because  market makers do not exist or will not entertain  bids or offers).  Securities that have not been registered  under the Securities Act are referred to as private  placements or  restricted  securities  and are  purchased  directly  from  the  issuer  or in the  secondary  market.  Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

         Restricted  and other  illiquid  securities  may be  subject  to the  potential  for  delays on resale and uncertainty  in  valuation.  A Fund might be unable to dispose of illiquid  securities  promptly  or at  reasonable prices and might thereby experience  difficulty in satisfying  redemption requests from shareholders.  A Fund might have to register  restricted  securities in order to dispose of them,  resulting in  additional  expense and delay.
Adverse market conditions could impede such a public offering of securities.

         A large  institutional  market exists for certain  securities that are not registered under the Securities
Act,  including  foreign  securities.  The fact that there are  contractual or legal  restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the  Securities  Act allows such a broader  institutional  trading  market for  securities otherwise  subject to  restrictions  on resale to the general  public.  Rule 144A  establishes a "safe harbor" from the registration  requirements of the Securities Act for resales of certain  securities to qualified  institutional buyers.  Rule 144A has produced enhanced  liquidity for many restricted  securities,  and market liquidity for such securities  may  continue  to expand as a result of this  regulation  and the  consequent  existence  of the PORTAL system,  which is an automated  system for the trading,  clearance  and  settlement of  unregistered  securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         Under  guidelines  adopted by the Company's  Board of Directors,  a Fund's  Sub-Advisor may determine that particular Rule 144A securities,  and commercial paper issued in reliance on the private  placement  exemption from registration  afforded by Section 4(2) of the  Securities  Act, are liquid even though they are not  registered.  A determination  of whether  such a security  is liquid or not is a question of fact.  In making this  determination, the Sub-Advisor will consider,  as it deems appropriate  under the  circumstances and among other factors:  (1) the frequency  of trades and quotes  for the  security;  (2) the  number of  dealers  willing to  purchase  or sell the security;  (3) the number of other potential  purchasers of the security;  (4) dealer undertakings to make a market in the  security;  (5) the nature of the security  (e.g.,  debt or equity,  date of maturity,  terms of dividend or interest  payments,  and other material terms) and the nature of the marketplace  trades (e.g.,  the time needed to dispose of the security,  the method of soliciting  offers,  and the mechanics of transfer);  and (6) the rating of the security  and the  financial  condition  and  prospects of the issuer.  In the case of  commercial  paper,  the
Sub-advisor  will also  determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest  rating  categories by at least two  Nationally  Recognized  Statistical
Rating  Organizations  ("NRSROs") or, if only one NRSRO rates the security,  by that NRSRO,  or, if the security is unrated, the Sub-advisor determines that it is of equivalent quality.

         Rule 144A  securities and Section 4(2)  commercial  paper that have been deemed liquid as described  above will  continue to be monitored by the  Sub-advisor  to determine if the security is no longer  liquid as the result of changed  conditions.  Investing in Rule 144A securities or Section 4(2)  commercial  paper could have the effect of increasing the amount of a Fund's assets invested in illiquid  securities if institutional  buyers are unwilling to purchase such securities.

Repurchase Agreements:

         As stated in the  Prospectus  under "Certain Risk Factors and  Investment  Methods,"  certain of the Funds may enter into  repurchase  agreements.  In a  repurchase  agreement,  an investor  (such as the Fund)  purchases a security  (known as the "underlying  security")  from a securities  dealer or bank. Any such dealer or bank must be deemed  creditworthy  by the  Sub-advisor.  At that time,  the bank or securities  dealer agrees to repurchase  the underlying  security at a mutually  agreed upon price on a designated  future  date.  The  repurchase  price may be higher than the purchase  price,  the difference  being income to the Fund, or the purchase and  repurchase  prices may be the same,  with interest at an agreed upon rate due to the Fund on  repurchase.  In either case,  the income to the Fund generally will be unrelated to the interest rate on the underlying  securities.  Repurchase  agreements must be  "fully  collateralized,"  in that  the  market  value  of the  underlying  securities  (including  accrued interest) must at all times be equal to or greater than the repurchase  price.  Therefore,  a repurchase  agreement can be considered a loan collateralized by the underlying securities.

         Repurchase  agreements  are  generally  for a short  period  of time,  often  less  than a week,  and will generally  be used by a Fund to  invest  excess  cash or as  part of a  temporary  defensive  strategy.  Repurchase agreements  that do not provide  for  payment  within  seven days will be treated as  illiquid  securities.  In the event of a bankruptcy  or other default by the seller of a repurchase  agreement,  the Fund could  experience  both delays in liquidating  the  underlying  security and losses.  These losses could result from: (a) possible  decline in the value of the  underlying  security  while the Fund is  seeking to enforce  its rights  under the  repurchase agreement;  (b) possible reduced levels of income or lack of access to income during this period;  and (c) expenses of enforcing its rights.

Securities Lending:

         The Company  has made  arrangements  for the Funds to lend  securities.  While a Fund may earn  additional income from lending  securities,  such activity is incidental to the investment  objective of the Fund. In addition to the  compensation  payable  by  borrowers  under  securities  loans,  a Fund  would  also earn  income  from the investment of cash  collateral  for such loans.  Any cash  collateral  received by a Fund in  connection  with such loans normally will be invested in short-term  instruments.  However,  any losses  resulting from the investment of cash collateral  would be borne by the lending Fund.  There is no assurance that  collateral for loaned  securities will be  sufficient  to provide for  recovery of interest,  dividends,  or other  distributions  paid in respect of loaned  securities  and not received by a Fund or to pay all expenses  incurred by a Fund in arranging the loans or in exercising rights in the collateral in the event that loaned securities are not returned.

                                        ADDITIONAL PERFORMANCE INFORMATION

         From time to time, a Fund's yield and total return may be included in  advertisements,  sales  literature, or  shareholder  reports.  In addition,  the Company may  advertise  the  effective  yield of the ASAF Money Market
Fund.  All figures are based upon historical earnings and are not intended to indicate future performance.

ASAF MONEY MARKET FUND (the "Money Market Fund"):

         In  accordance  with  regulations  prescribed  by the SEC,  the  Company is  required to compute the Money
Market Fund's current  annualized yield for a seven-day period in accordance with a specified  formula,  which does not take into  consideration any realized or unrealized gains or losses on its portfolio  securities.  This current annualized  yield is computed by determining the net change  (exclusive of realized gains and losses on the sale of securities and unrealized  appreciation and  depreciation) in the value of a hypothetical  account having a balance of one share of the Money  Market Fund at the  beginning  of such  seven-day  period,  dividing  such net change in account  value by the value of the account at the  beginning of the period to determine  the base period return and annualizing this quotient on a 365-day basis.

         The SEC also  permits the Company to disclose  the  effective  yield of the Money Market Fund for the same seven-day  period,  which is the Fund's yield  determined on a compounded  basis. The effective yield is calculated by compounding the  unannualized  base period return by adding one to the base period return,  raising the sum to a power  equal to 365  divided by 7, and  subtracting  one from the  result.  The  effective  yield will be  slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield on amounts held in the Money Market Fund  normally will  fluctuate on a daily basis.  Therefore, the disclosed yield for any given past period is not an indication or  representation  of future yields or rates of return.  The  Money  Market  Fund's  actual  yield is  affected  by  changes  in  interest  rates  on money  market securities,  the average portfolio maturity of the corresponding  Portfolio in which the Money Market Fund invests, the types  and  quality  of  portfolio  securities  held by such  Fund,  and the  Fund's  operating  expenses.  For instance,  the issuer or guarantor of a portfolio  security or the other party to a contract  could  default on its obligation,  and this could cause the Fund's net asset value to fall below $1. In  addition,  the income  earned by the Fund will  fluctuate  based on market  conditions,  interest  rates and other  factors.  In a low interest rate environment,  the yield for the Fund, after deduction of operating expenses,  may be negative even though the yield before  deducting  such  expenses is positive.  A negative  yield may also cause the Fund's net asset value to fall below $1.  The  Investment  Manager  may decide to  reimburse  certain  of these  expenses  to the Fund in order to maintain a positive  yield,  however it is under no  obligation to do so and may cease doing so at any time without prior notice.

         The current  yield and  effective  yield  calculations  for each class of shares of the ASAF Money  Market
Fund are shown below for the seven day period ended October 31, 2002:

                                                     Class A      Class B      Class C      Class X

                         Current Yield                  0.50%        0.00%        0.00%        0.00%
                        Effective Yield                 0.50%        0.00%        0.00%        0.00%

ALL OTHER FUNDS:

         Standardized  Average Annual Total Return  Quotations.  "Total return" is one of the primary  methods used to measure  performance  and represents  the percentage  change in value of a class of a Fund, or of a hypothetical investment  in a class of a Fund,  over any period up to the  lifetime of the class.  Average  annual  total return quotations  for Class A, B, C and X shares are computed by finding the average  annual  compounded  rates of return that  would  cause a  hypothetical  investment  made on the first day of a  designated  period to equal the  ending redeemable value of such  hypothetical  investment on the last day of the designated  period in accordance with the following formula:

                                                       P(1+T)n = ERV

         Where:     P      =   a hypothetical initial payment of $1,000

                    T      =   average annual total return

                    n      =   number of years

                    ERV    =   ending  redeemable  value of the  hypothetical  $1,000  initial  payment made at the
beginning of                        the designated period (or fractional portion thereof)

         The  computation  above  assumes  that the maximum  sales charge  applicable  to a class of Fund shares is deducted from the initial $1,000 payment,  and that all dividends and  distributions  made by a Fund are reinvested at net asset value ("NAV") during the designated  period.  The average annual total return  quotation is determined to the nearest 1/100 of 1%.

         Total return  percentages  for periods  longer than one year will usually be  accompanied  by total return percentages  for each year within the period and/or by the average annual  compounded  total return for the period.
The income and capital  components  of a given return may be separated  and portrayed in a variety of ways in order to  illustrate  their  relative  significance.  Performance  may also be portrayed  in terms of cash or  investment values,  without  percentages.  Past performance  cannot guarantee any particular future result. In determining the average  annual total return  (calculated  as provided  above),  recurring  fees,  if any,  that are charged to all shareholder  accounts  are taken into  consideration.  For any account fees that vary with the size of the account, the account fee used for  purposes of the above  computation  is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         In addition,  with  respect to the Class X shares,  a  standardized  return will reflect the impact of the
2.5% bonus shares.  The impact of the bonus shares on total return is  particularly  pronounced for shorter periods for which total return is measured,  such as one and three years.  You should take this into  consideration  in any comparison  of total  return  between  the Funds and other  mutual  funds.  For a  discussion  of the Class X bonus shares, see the Company's Prospectus under "How to Buy Shares."

         The total return of each class of shares of each Fund that had commenced  operations  prior to October 31,
2002, other than the Money Market Fund, computed as of October 31, 2002, is shown below:

                                                                       Total Return Before Taxes
                                                                       -------------------------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -19.02%        -19.37%       -19.44%      -17.36%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -20.95%        -21.32%       -21.43%      -20.67%
ASAF William Blair International Growth Fund2             01/02/98
     One Year                                                                -17.07%        -17.50%       -17.47%      -15.44%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -3.24%         -3.74%        -3.68%       -3.24%
ASAF American Century International Growth Fund3          07/28/97
     One Year                                                                -18.04%        -18.42%       -18.33%      -16.21%
     Five Years                                                               -7.68%         -8.14%        -8.18%       -7.67%
     Since Inception                                                          -8.83%         -9.28%        -9.31%       -8.80%
ASAF DeAM International Equity Fund4                      7/28/97
     One Year                                                                -10.52%        -10.84%       -10.88%       -8.63%
     Five Years                                                               -3.59%         -4.03%        -4.12%       -3.55%
     Since Inception                                                          -3.65%         -4.11%        -4.18%       -3.68%
ASAF PBHG Small-Cap Growth Fund5                          07/28/97
     One Year                                                                -24.46%        -24.79%       -24.77%      -22.91%
     Five Years                                                               -3.36%         -3.83%        -3.83%       -3.36%
     Since Inception                                                         -3.31%%         -3.78%        -3.76%       -3.32%
ASAF DeAM Small-Cap Growth Fund6                          03/01/00
     One Year                                                                -23.53%        -23.79%       -23.96%      -21.83%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -32.45%        -32.82%       -32.82%      -32.12%
ASAF Gabelli Small-Cap Value Fund7                        07/29/97
     One Year                                                                 -4.37%         -4.86%        -4.86%       -2.48%
     Five Years                                                                0.11%         -0.39%        -0.43%        0.10%
     Since Inception                                                           0.97%          0.45%         0.43%        0.92%
ASAF Goldman Sachs Mid-Cap Growth Fund8                   09/11/00
     One Year                                                                -23.51%        -24.07%       -24.07%      -21.98%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -42.23%        -42.53%       -42.53%      -41.86%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -21.38%        -21.80%       -21.80%      -19.79%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           1.71%          1.18%         1.18%        1.77%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                 -1.31%         -1.86%        -1.78%        0.67%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           7.45%          6.92%         6.94%        7.51%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -23.06%        -23.60%       -23.57%      -21.69%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -27.84%        -28.23%       -28.17%      -27.40%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                -16.67%        -17.07%       -17.07%      -15.01%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -11.66%        -12.10%       -12.10%      -11.13%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -38.05%        -38.34%       -38.22%      -36.67%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -53.21%        -53.69%       -53.58%      -53.04%
ASAF INVESCO Health Sciences Fund                         03/01/01
     One Year                                                                -17.25%        -17.60%       -17.64%      -15.58%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -3.64%         -4.13%        -4.01%       -2.58%
ASAF ProFund Managed OTC Fund9                            09/11/00
     One Year                                                                -36.36%        -36.51%       -36.26%      -34.92%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -57.46%        -57.58%       -57.58%      -57.09%
ASAF Alliance Growth Fund10                               01/02/98
     One Year                                                                -18.48%        -18.82%       -18.77%      -16.72%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -2.60%         -3.01%        -3.06%       -2.54%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                                -4.57%         -5.10%        -5.10%       -2.73%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           1.53%          1.01%         0.98%        1.56%
ASAF Goldman Sachs Concentrated Growth Fund11             07/28/97
     One Year                                                                -21.54%        -21.94%       -22.00%      -19.97%
     Five Years                                                               -3.09%         -3.54%        -3.59%       -3.04%
     Since Inception                                                          -2.50%         -2.94%        -3.01%       -2.46%
ASAF DeAM Large-Cap Growth Fund                           05/01/02
     Since Inception                                                         -19.01%        -19.40%       -19.40%      -17.32%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     One Year                                                                -13.67%        -14.25%       -14.14%      -12.13%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -14.03%        -14.50%       -14.43%      -13.29%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     One Year                                                                -17.41%        -17.80%       -17.89%      -15.83%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -13.04%        -13.51%       -13.51%      -12.22%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     One Year                                                                 -8.16%         -8.58%        -8.49%       -6.20%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -6.23%         -6.72%        -6.72%       -5.33%
ASAF DeAM Large-Cap Value Fund                            05/01/02
     Since Inception                                                         -18.70%        -18.80%       -18.70%      -16.80%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -14.72%        -15.22%       -15.22%      -13.02%
     Five Years                                                               -3.00%         -3.46%        -3.52%       -2.97%
     Since Inception                                                         -11.40%        -11.83%       -11.83%      -11.15%
ASAF Alliance Growth and Income Fund12                    01/02/98
     One Year                                                                -19.99%        -20.37%       -20.39%      -18.42%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           0.60%          0.15%         0.13%        0.62%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -15.87%        -16.26%       -16.28%      -14.29%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -11.68%        -12.06%       -12.11%      -11.38%
ASAF INVESCO Capital Income Fund                          07/28/97
     One Year                                                                -12.91%        -13.40%       -13.33%      -11.16%
     Five Years                                                                1.49%          1.03%         1.01%        1.53%
     Since Inception                                                           2.31%          1.83%         1.83%        2.31%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                 -7.46%         -7.87%        -7.87%       -5.66%
     Five Years                                                                2.48%          1.98%         1.94%        2.46%
     Since Inception                                                           2.34%          1.80%         1.80%        2.26%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                 -1.75%         -2.39%        -2.24%        0.19%
     Five Years                                                               -0.40%         -0.93%        -0.90%       -0.44%
     Since Inception                                                          -0.42%         -0.94%        -0.92%       -0.46%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                  4.26%          3.71%         3.61%        5.60%
     Five Years                                                                5.93%          5.87%         5.86%        6.26%
     Since Inception                                                           6.11%          5.95%         5.94%        6.33%
1.   Prior to  December  10,  2001,  A I M  Capital  Management,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was sub-advised by the prior Sub-advisor.
2.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
3.   Prior to May 1, 2000, T. Rowe Price  International,  Inc.  served as Sub-advisor to the Fund. The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
4.   Prior to May 1, 2002,  Founders Asset  Management  LLC,  served as  Sub-advisor  to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised by the prior Sub-advisor.
5.  Between  January 1, 1999 and September 14, 2001,  Janus Capital  Management  LLC served as  Sub-advisor  to the
Fund.  Prior  to  January  1,  1999,  Founders  Asset  Management  LLC  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisors.
6.  Prior to  December  10,  2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
7   Prior to  September  11,  2000,  T. Rowe  Price  Associates,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
8.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
9.   Prior  to  March  1,  2001,  Rydex  Global  Advisors  served  at  Sub-advisor  to the  Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
10. Prior to December 31, 1998,  Robertson,  Stephens & Company Investment Management L.P. served as Sub-advisor to the Fund.  From December 31, 1998 to April 30, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the Fund.
The  performance  information  provided in the above chart  reflects that of the Fund for periods  during which the
Fund was sub-advised by the prior Sub-advisors.
11.  Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
12.  Prior to May 1, 2000,  Lord,  Abbett & Co. served as  Sub-advisor  to the Fund.  The  performance  information provided in the above chart  reflects  that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.

                                                                     Total    Return   After   Taxes   on
                                                                     ---------------------------------------
                                                                     Distributions
                                                                     -------------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -23.65%        -24.21%       -20.23%      -17.36%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -22.30%        -22.39%       -21.43%      -20.67%
ASAF William Blair International Growth Fund2             01/02/98
     One Year                                                                -21.81%        -22.45%       -19.12%      -15.44%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -4.71%         -4.38%        -3.93%       -3.49%
ASAF American Century International Growth Fund3          07/28/97
     One Year                                                                -22.73%        -23.31%       -19.11%      -16.21%
     Five Years                                                               -8.67%         -8.53%        -8.19%       -7.68%
     Since Inception                                                          -8.87%         -9.64%        -9.32%       -8.81%
ASAF DeAM International Equity Fund4                      7/28/97
     One Year                                                                -15.67%        -16.19%       -11.80%       -8.63%
     Five Years                                                               -4.82%         -4.63%        -4.35%       -3.79%
     Since Inception                                                          -4.83%         -4.69%        -4.40%       -3.90%
ASAF PBHG Small-Cap Growth Fund5                          07/28/97
     One Year                                                                -28.78%        -29.30%       -25.53%      -22.91%
     Five Years                                                               -4.37%         -4.25%        -3.86%       -3.39%
     Since Inception                                                          -4.28%         -4.17%        -3.78%       -3.35%
ASAF DeAM Small-Cap Growth Fund6                          03/01/00
     One Year                                                                -27.93%        -28.36%       -24.78%      -21.83%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -33.94%        -33.84%       -32.82%      -32.12%
ASAF Gabelli Small-Cap Value Fund7                        07/29/97
     One Year                                                                -10.46%        -11.07%        -6.40%       -3.11%
     Five Years                                                               -1.46%         -1.29%        -0.95%       -0.42%
     Since Inception                                                          -0.55%         -0.42%        -0.07%       -0.42%
ASAF Goldman Sachs Mid-Cap Growth Fund8                   09/11/00
     One Year                                                                -27.97%        -28.63%       -24.82%      -21.98%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -43.83%        -43.62%       -42.54%      -41.87%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -25.87%        -26.50%       -22.56%      -19.79%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           0.19%          0.62%         0.84%        1.68%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                 -7.09%         -7.85%        -2.88%        0.52%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           5.68%          6.27%         6.43%        7.25%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -27.45%        -28.19%       -24.39%      -21.69%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -29.84%        -29.60%       -28.17%      -27.40%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                -21.46%        -22.04%       -17.88%      -15.01%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -14.12%        -13.78%       -12.12%      -11.16%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -41.54%        -42.04%       -38.80%      -36.67%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -54.50%        -54.57%       -53.58%      -53.04%
ASAF INVESCO Health Sciences Fund                         03/01/01
     One Year                                                                -21.99%        -22.54%       -18.43%      -15.58%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -7.00%         -7.04%        -4.58%       -2.58%
ASAF ProFund Managed OTC Fund9                            09/11/00
     One Year                                                                -39.93%        -40.32%       -37.01%      -34.92%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -58.62%        -58.38%       -57.58%      -57.09%
ASAF Alliance Growth Fund10                               01/02/98
     One Year                                                                -23.18%        -23.69%       -19.55%      -16.72%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -4.72%         -4.33%        -4.21%       -3.50%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                               -10.05%        -10.79%        -6.04%       -2.73%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           0.10%          0.54%         0.75%        1.56%
ASAF Goldman Sachs Concentrated Growth Fund11             07/28/97
     One Year                                                                -26.06%        -26.62%       -22.78%      -19.97%
     Five Years                                                               -4.01%         -3.85%        -3.53%       -2.98%
     Since Inception                                                          -3.47%         -3.32%        -3.01%       -2.47%
ASAF DeAM Large-Cap Growth Fund                           05/01/02
     Since Inception                                                         -23.75%        -24.24%       -20.20%      -17.32%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     One Year                                                                -18.64%        -19.40%       -14.99%      -12.13%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -17.03%        -17.09%       -14.94%      -13.29%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     One Year                                                                -22.20%        -22.73%       -18.74%      -15.83%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -16.08%        -16.12%       -14.02%      -12.22%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     One Year                                                                -13.70%        -14.15%        -9.52%       -6.30%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -9.65%         -9.60%        -7.33%       -5.39%
ASAF DeAM Large-Cap Value Fund                            05/01/02
     Since Inception                                                         -23.37%        -23.67%       -20.20%      -16.80%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -19.65%        -20.31%       -16.05%      -13.02%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -12.92%        -13.03%       -11.84%      -11.15%
ASAF Alliance Growth and Income Fund12                    01/02/98
     One Year                                                                -25.11%        -25.57%       -21.70%      -18.97%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -1.04%         -0.62%        -0.45%        0.25%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -20.71%        -21.28%       -17.09%      -14.29%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -13.18%        -13.25%       -12.11%      -11.38%
ASAF INVESCO Capital Income Fund                          07/28/97
     One Year                                                                -18.34%        -18.82%       -14.44%      -11.43%
     Five Years                                                               -0.13%          0.25%         0.62%        1.14%
     Since Inception                                                           0.75%          1.10%         1.46%        1.93%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                -13.32%        -13.75%        -9.24%       -6.09%
     Five Years                                                                0.86%          1.23%         1.57%        2.09%
     Since Inception                                                           0.80%          1.09%         1.45%        1.91%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                 -9.09%        -10.87%        -6.28%       -2.98%
     Five Years                                                               -4.62%         -4.42%        -4.28%       -3.64%
     Since Inception                                                          -4.47%         -4.29%        -4.16%       -3.54%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                 -2.33%         -4.21%        -0.40%        3.79%
     Five Years                                                                3.12%          3.67%         3.99%        4.44%
     Since Inception                                                           4.31%          3.84%         4.15%        4.58%
1.   Prior to  December  10,  2001,  A I M  Capital  Management,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was sub-advised by the prior Sub-advisor.
2.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
3.   Prior to May 1, 2000, T. Rowe Price  International,  Inc.  served as Sub-advisor to the Fund. The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
4.   Prior to May 1, 2002,  Founders Asset  Management  LLC,  served as  Sub-advisor  to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised by the prior Sub-advisor.
5.  Between  January 1, 1999 and September 14, 2001,  Janus Capital  Management  LLC served as  Sub-advisor  to the
Fund.  Prior  to  January  1,  1999,  Founders  Asset  Management  LLC  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisors.
6.  Prior to  December  10,  2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
7.  Prior to  September  11,  2000,  T. Rowe  Price  Associates,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
8.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
9.   Prior  to  March  1,  2001,  Rydex  Global  Advisors  served  at  Sub-advisor  to the  Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
10. Prior to December 31, 1998,  Robertson,  Stephens & Company Investment Management L.P. served as Sub-advisor to the Fund.  From December 31, 1998 to April 30, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the Fund.
The  performance  information  provided in the above chart  reflects that of the Fund for periods  during which the
Fund was sub-advised by the prior Sub-advisors.
11. Prior to November 11, 2002,  Janus Capital  Management LLC served as  Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
12. Prior to May 1, 2000,  Lord,  Abbett & Co.  served as  Sub-advisor  to the Fund.  The  performance  information provided in the above chart  reflects  that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.

                                                             Total  Return  After  Taxes  on  Distributions   and
                                                             ------------------------------------------------------
                                                             Redemption
                                                             ----------

                                                            Date          Class A        Class B       Class C       Class X
                                                       Available for
                                                            Sale
------------------------------------------------------ --------------- -------------- -------------- ------------- ------------
ASAF Strong International Equity Fund1                    11/01/99
     One Year                                                                -14.52%        -14.86%       -12.42%      -10.66%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -16.83%        -16.89%       -16.22%      -15.69%
ASAF William Blair International Growth Fund2             01/02/98
     One Year                                                                -13.39%        -13.79%       -11.74%       -9.48%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -3.54%         -3.30%        -2.96%       -2.62%
ASAF American Century International Growth Fund3          07/28/97
     One Year                                                                -13.95%        -14.31%       -11.73%       -9.95%
     Five Years                                                               -6.64%         -6.55%        -6.30%       -5.93%
     Since Inception                                                          -6.77%         -7.34%        -7.11%       -6.74%
ASAF DeAM International Equity Fund4                      7/28/97
     One Year                                                                 -9.62%         -9.94%        -7.24%       -5.30%
     Five Years                                                               -3.55%         -3.41%        -3.19%       -2.76%
     Since Inception                                                          -3.57%         -3.46%        -3.24%       -2.85%
ASAF PBHG Small-Cap Growth Fund5                          07/28/97
     One Year                                                                -17.67%        -17.99%       -15.67%      -14.07%
     Five Years                                                               -3.40%         -3.30%        -3.00%       -2.64%
     Since Inception                                                          -3.33%         -3.24%        -2.94%       -2.61%
ASAF DeAM Small-Cap Growth Fund6                          03/01/00
     One Year                                                                -17.15%        -17.41%       -15.22%      -13.40%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -24.97%        -24.90%       -24.24%      -23.78%
ASAF Gabelli Small-Cap Value Fund7                        07/29/97
     One Year                                                                 -5.94%         -6.28%        -3.41%       -1.37%
     Five Years                                                               -0.92%         -0.79%        -0.52%       -0.10%
     Since Inception                                                          -0.21%         -0.10%        -0.17%       -0.56%
ASAF Goldman Sachs Mid-Cap Growth Fund8                   09/11/00
     One Year                                                                -17.18%        -17.58%       -15.24%      -13.49%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -32.38%        -32.25%       -31.54%      -31.11%
ASAF Neuberger Berman Mid-Cap Growth Fund                 08/19/98
     One Year                                                                -15.89%        -16.27%       -13.85%      -12.15%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           0.19%          0.54%         0.72%        1.39%
ASAF Neuberger Berman Mid-Cap Value Fund                  08/19/98
     One Year                                                                 -4.12%         -4.56%        -1.52%        0.58%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           4.74%          5.23%         5.36%        6.05%
ASAF Alger All-Cap Growth Fund                            09/11/00
     One Year                                                                -16.85%        -17.31%       -14.97%      -13.32%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -22.79%        -22.63%       -21.60%      -21.04%
ASAF Gabelli All-Cap Value Fund                           09/11/00
     One Year                                                                -13.18%        -13.53%       -10.98%       -9.22%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -11.07%        -10.82%        -9.54%       -8.79%
ASAF INVESCO Technology Fund                              09/11/00
     One Year                                                                -25.51%        -25.81%       -23.82%      -22.52%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -38.91%        -38.96%       -38.39%      -38.08%
ASAF INVESCO Health Sciences Fund                         03/01/01
     One Year                                                                -13.50%        -13.84%       -11.32%       -9.56%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -5.57%         -5.60%        -3.65%       -2.06%
ASAF ProFund Managed OTC Fund9                            09/11/00
     One Year                                                                -24.51%        -24.75%       -22.72%      -21.44%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -41.21%        -41.08%       -40.65%      -40.38%
ASAF Alliance Growth Fund10                               01/02/98
     One Year                                                                -14.24%        -14.54%       -12.00%      -10.27%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -3.19%         -2.87%        -2.78%       -2.22%
ASAF Marsico Capital Growth Fund                          08/19/98
      One Year                                                                -6.17%         -6.62%        -3.71%       -1.68%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                           0.08%          0.44%         0.60%        1.25%
ASAF Goldman Sachs Concentrated Growth Fund11             07/28/97
     One Year                                                                -16.00%        -16.35%       -13.98%      -12.26%
     Five Years                                                               -3.15%         -3.03%        -2.78%       -2.35%
     Since Inception                                                          -2.72%         -2.61%        -2.38%       -1.95%
ASAF DeAM Large-Cap Growth Fund                           05/01/02
     Since Inception                                                         -14.58%        -14.88%       -12.40%      -10.63%
ASAF T. Rowe Price Tax Managed Fund                       03/01/01
     One Year                                                                -11.44%        -11.91%        -9.21%       -7.45%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -13.45%        -13.49%       -11.82%      -10.53%
ASAF Alliance/Bernstein Growth + Value Fund               03/01/01
     One Year                                                                -13.63%        -13.96%       -11.50%       -9.72%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -12.70%        -12.74%       -11.10%       -9.68%
ASAF Sanford Bernstein Core Value Fund                    03/01/01
     One Year                                                                 -8.25%         -8.62%        -5.77%       -3.80%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -7.60%         -7.60%        -5.81%       -4.27%
ASAF DeAM Large-Cap Value Fund                            05/01/02
     Since Inception                                                         -14.35%        -14.53%       -12.40%      -10.32%
ASAF Sanford Bernstein Managed Index 500 Fund             11/01/99
     One Year                                                                -12.07%        -12.47%        -9.86%       -7.99%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -10.03%        -10.11%        -9.21%       -8.69%
ASAF Alliance Growth and Income Fund12                    01/02/98
     One Year                                                                -14.78%        -15.02%       -12.65%      -10.94%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                          -0.53%         -0.19%        -0.06%        0.50%
ASAF MFS Growth with Income Fund                          11/01/99
     One Year                                                                -12.72%        -13.07%       -10.50%       -8.77%
     Five Years                                                                  N/A            N/A           N/A          N/A
     Since Inception                                                         -10.23%        -10.28%        -9.42%       -8.87%
ASAF INVESCO Capital Income Fund                          07/28/97
     One Year                                                                -10.97%        -11.36%        -8.68%       -6.82%
     Five Years                                                                0.14%          0.38%         0.67%        1.09%
     Since Inception                                                           0.84%          1.05%         1.34%        1.72%
ASAF American Century Strategic Balanced Fund             07/28/97
     One Year                                                                 -7.81%         -8.17%        -5.40%       -3.45%
     Five Years                                                                0.91%          1.14%         1.41%        1.83%
     Since Inception                                                           0.85%          1.02%         1.31%        1.68%
ASAF Federated High Yield Bond Fund                       07/28/97
     One Year                                                                 -3.57%         -4.70%        -1.90%        0.19%
     Five Years                                                                2.49%         -2.36%        -2.27%       -1.76%
     Since Inception                                                          -2.41%         -2.30%        -2.22%       -1.73%
ASAF PIMCO Total Return Bond Fund                         07/28/97
     One Year                                                                 -0.02%         -1.23%         1.09%        3.56%
     Five Years                                                                3.09%          3.52%         3.78%        4.14%
     Since Inception                                                           4.05%          3.64%         3.89%        4.24%
1.   Prior to  December  10,  2001,  A I M  Capital  Management,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was sub-advised by the prior Sub-advisor.
2.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
3.   Prior to May 1, 2000, T. Rowe Price  International,  Inc.  served as Sub-advisor to the Fund. The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
4.   Prior to May 1, 2002,  Founders Asset  Management  LLC,  served as  Sub-advisor  to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods of which the Fund was  sub-advised by the prior Sub-advisor.
5.  Between  January 1, 1999 and September 14, 2001,  Janus Capital  Management  LLC served as  Sub-advisor  to the
Fund.  Prior  to  January  1,  1999,  Founders  Asset  Management  LLC  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisors.
6.  Prior to  December  10,  2001,  Zurich  Scudder  Investments,  Inc.  served as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
7.  Prior to  September  11,  2000,  T. Rowe  Price  Associates,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
8.   Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
9.   Prior  to  March  1,  2001,  Rydex  Global  Advisors  served  at  Sub-advisor  to the  Fund.  The  performance information  provided  in the  above  chart  reflects  that of the  Fund  for  periods  during  which  the Fund was sub-advised by the prior Sub-advisor.
10.   Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management L.P. served as Sub-advisor to the Fund.  From  December  31, 1998 to April 30,  2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the
Fund. The  performance  information  provided in the above chart reflects that of the Fund for periods during which the Fund was sub-advised by the prior Sub-advisors.
11.  Prior to November 11, 2002,  Janus Capital  Management LLC served as Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
12.    Prior to May 1, 2000, Lord, Abbett & Co. served as Sub-advisor to the Fund.  The performance information provided in the above chart reflects that of the Fund for periods during which the Fund was sub-advised by the prior Sub-advisor.

         Standardized  Yield  Quotations.  The yield of a class of Fund shares is computed by dividing  the class's net investment  income per share during a base period of 30 days, or one month,  by the maximum  offering price per share of the class on the last day of such base period in accordance with the following formula:

                                            YIELD = 2 [ (a - b + 1)6 - 1 ]
                                                         -----
                                                                     cd

         Where:     a    =   net investment income earned during the period attributable to the subject class

                    b    =   net expenses accrued for the period attributable to the subject class

                    c    =   the  average  daily  number of shares of the  subject  class  outstanding  during  the
period that were                            entitled to receive dividends

                    d    =   the maximum offering price per share of the subject class

         Net investment  income will be determined in accordance  with rules  established by the SEC. The price per share of Class A shares,  other than shares of the ASAF Money  Market Fund,  will include the maximum  sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased.

         The yield for each class of shares of the ASAF Federated High Yield Fund and ASAF PIMCO Total Return
Bond Fund for the 30 day period ended October 31, 2002 is shown below:

                                                              Class A      Class B      Class C      Class X

               ASAF Federated High Yield Bond Fund               10.10%       10.06%        9.96%       10.06%
              ASAF PIMCO Total Return Bond Fund                   2.65%        2.28%        2.25%        2.28%

         Non-Standardized  Performance.  In  order  to more  completely  represent  a  Fund's  performance  or more accurately  compare  such  performance  to  other  measures  of  investment  return,  a Fund  also may  include  in advertisements,  sales literature and shareholder  reports other total return  performance data  ("Non-Standardized
Return").  Non-Standardized  Return  may  be  quoted  for  the  same  or  different  periods  as  those  for  which standardized  return is quoted; it may consist of an aggregate or average annual percentage rate of return,  actual year-by-year  rates or any  combination  thereof.  Non-Standardized  Return may or may not take sales  charges into account;  performance  data calculated  without taking the effect of sales charges into account will be higher than data including the effect of such charges.  Non-standardized  performance  will be advertised  only if the standard performance data for the same period, as well as for the required periods, is also presented.

         Each Fund may also  publish  its  distribution  rate  and/or its  effective  distribution  rate.  A Fund's distribution  rate is computed by  dividing  the most recent  monthly  distribution  per share  annualized,  by the current NAV per share. A Fund's effective  distribution  rate is computed by dividing the distribution  rate by the ratio used to annualize the most recent monthly  distribution  and reinvesting the resulting amount for a full year on the basis of such ratio. The effective  distribution  rate will be higher than the distribution  rate because of the compounding  effect of the assumed  reinvestment.  Unlike a Fund's yield,  which is computed from the yields to maturity  of all debt  obligations  held by the  Fund,  the  distribution  rate is based on a Fund's  last  monthly distribution.  A  Fund's  monthly  distribution  tends to be  relatively  stable  and may be more or less  than the amount of net investment  income and short-term  capital gain actually earned by the Fund during the month (see the
Company's Prospectus under "Dividends, Capital Gains and Taxes").

         Other data that may be  advertised  or published  about each Fund include the average  portfolio  quality, the average portfolio maturity and the average portfolio duration.

         Comparative  Information.  From time to time in advertisements or sales material,  the Fund's  performance ratings or other  information  as published by  recognized  mutual fund  statistical  or rating  services,  such as
Lipper Analytical Services,  Inc. or Morningstar,  or by publications of general interest, such as Forbes or Money,
                                                                                                   ------    -----
may be  discussed.  The  performance  of the Funds may also be compared  to that of other  selected  mutual  funds, mutual fund averages or recognized stock market  indicators.  Such  performance  ratings or comparisons may be made with funds that may have different investment restrictions,  objectives,  policies or techniques than the Funds and such other funds or market  indicators  may be comprised of securities  that differ  significantly  from the Funds'
investments.  Descriptions of some of the indices which may be used are listed below:

         o    The  Standard  & Poor's 500  Composite  Stock  Price  Index is a  well-diversified  list of 500 large capitalization companies representing the U.S. Stock Market.

         o    The Standard and Poor's  Small Cap 600 index is designed to  represent  price  movements in the small cap U.S.  equity  market.  It contains  companies  chosen by the Standard & Poor's Index  Committee for their size, industry  characteristics,  and  liquidity.  None of the  companies  in the S&P 600 overlap with the S&P 500 or the
S&P 400 (MidCap Index).  The S&P 600 is weighted by market capitalization.

         o    The NASDAQ  Composite  OTC Price Index is a market  value-weighted  and  unmanaged  index showing the changes in the aggregate market value of approximately 3,500 stocks.

         o    The Lehman  Government  Bond Index is a measure of the market value of all public  obligations of the
U.S.  Treasury;  all  publicly  issued  debt  of  all  agencies  of  the  U.S.  Government  and  all  quasi-federal corporations;  and all corporate debt  guaranteed by the U.S.  Government.  Mortgage backed  securities,  bonds and foreign targeted issues are not included in the Lehman Government Index.

         o    The Lehman  Government/Corporate  Bond Index is a measure of the market value of approximately  5,300 bonds with a face value  currently in excess of $1.3  trillion.  To be included in the Lehman  Government/Corporate
Index,  an issue must have amounts  outstanding in excess of $1 million,  have at least one year to maturity and be rated "Baa" or its equivalent or higher ("investment grade") by a nationally recognized rating agency.

         o    The  Russell  2000  Index  represents  the  bottom two thirds of the  largest  3000  publicly  traded companies  domiciled in the U.S.  Russell uses total market  capitalization  to determine  the  companies  that are included in the Index.  Only common stocks are included in the Index.

         o    The Russell 2500 Index is a market  value-weighted,  unmanaged  index  showing  total  return  (i.e., principal  changes  with  income) in the  aggregate  market  value of 2,500  stocks of  publicly  traded  companies domiciled in the United States.  The Index  includes  stocks traded on the New York Stock Exchange and the American
Stock Exchange as well as in the over-the-counter market.

         o    The Morgan Stanley Capital  International  EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies  representing the stock markets of Europe,  Australia,  New Zealand and the Far East.
The EAFE  Index  is  typically  shown  weighted  by the  market  capitalization.  However,  EAFE is also  available weighted by Gross  Domestic  Product  ("GDP").  These  weights are modified on July 1st of each year to reflect the prior year's GDP.

         o    The Lehman  Brothers  High Yield BB Index is a measure of the market value of public debt issues with a minimum  par value of $100  million  and rated  Ba1-Ba3 by Moody's.  All bonds  within the index are U.S.  dollar denominated, non-convertible and have at least one year remaining to maturity.

In addition,  the total return or yield of the Funds may be compared to the yield on U.S. Treasury  obligations and to the percentage change in the Consumer Price Index.

         Each Fund's  investment  performance  may be advertised  in various  financial  publications,  newspapers, magazines,  including:  Across the Board,  Advertising Age, Adviser's  Magazine,  Adweek,  Agent,  American Banker,
American Agent and Broker,  Associated Press,  Barron's,  Best's Review,  Bloomberg,  Broker World, Business Daily,
Business  Insurance,  Business  Marketing,  Business Month,  Business News Features,  Business Week, Business Wire,
California Broker, Changing Times, Consumer Reports,  Consumer Digest, Crain's, Dow Jones News Service,  Economist,
Entrepreneur,  Entrepreneurial  Woman,  Financial  Planning,  Financial Services Week,  Financial Times,  Financial
World, Forbes,  Fortune,  Hartford Courant, Inc., Independent Business,  Institutional  Investor,  Insurance Forum,
Insurance Advocate  Independent,  Insurance Review Investor's,  Insurance Times,  Insurance Week, Insurance Product
News,  Insurance  Sales,  Investment  Dealers  Digest,   Investment  Advisor,  Journal  of  Commerce,   Journal  of
Accountancy,  Journal of the American Society of CLU & ChFC,  Kiplinger's  Personal  Finance,  Knight-Ridder,  Life
Association News, Life Insurance  Selling,  Life Times,  LIMRA's  MarketFacts,  Lipper Analytical  Services,  Inc.,
MarketFacts,  Medical Economics, Money, Morningstar,  Inc., Nation's Business,  National Underwriter,  New Choices,
New England  Business,  New York Times,  Pension World,  Pensions &  Investments,  Professional  Insurance  Agents,
Professional Agent,  Registered  Representative,  Reuter's,  Rough Notes, Round the Table,  Service,  Success,  The
Standard, The Boston Globe, The Washington Post,  Tillinghast,  Time, U.S. News & World Report, U.S. Banker, United
Press International, USA Today, Value Line, The Wall Street Journal, Wiesenberger Investment and Working Woman.

         From time to time the  Company  may  publish the sales of shares of one or more of the Funds on a gross or net basis and for  various  periods  of time,  and  compare  such  sales with  sales  similarly  reported  by other investment companies.

                                                     MANAGEMENT OF THE COMPANY

         The following table sets forth information concerning the officers and Directors of the Company, including their addresses and principal business occupations for the last five years:

Independent Directors:

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
                                                                                                                Number of
                                                                                                           Portfolios in Fund
                                           Length of Time                                                   Complex Overseen
Name, Age and Address                         Served(1)                                                       by Director*
                              Position                      Principal Occupation During Past 5 Years
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------

David E. A. Carson            Director     Director since   Director (January 2000 to May 2000)                    72
(68)                                         April, 1992    Chairman (January 1999 to December 1999)
People's Bank                                               Chairman and Chief Executive Officer
1 Financial Plaza,                                          (January 1998 to December 1998)
Second Floor                                                President, Chairman and Chief Executive
Hartford, Connecticut                                       Officer (1983 to December 1997)
06103                                                       People's Bank

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. Carson has served as a Director of United Illuminating and UIL Holdings, a utility company, since May 1993.  He has also served as a Trustee of Mass Mutual Institutional Funds and Mass Mutual Series Funds, a mutual fund company, since 1996.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
Julian A. Lerner              Director     Director since   Retired since 1995                                     72
(78)                                       November, 1996   Senior Vice President and Portfolio Manager
12850 Spurling Road                                         (1986 to 1995)
Suite 208                                                   AIM Charter Fund and AIM Summit Fund
Dallas, Texas 75230

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. Lerner served a Director of the Idex Funds, a mutual fund company, from March 1996 until
December 1999.  He served as a Director of Atlas Assets Inc., a mutual fund company, from November 1997 until March 1999.  He also served as a Trustee of Atlas Insurance Company Trust, a mutual fund company, from November 1997 until March 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
Thomas M. O'Brien             Director     Director since   President and Chief Executive Officer                  72
(52)                                         April, 1992    May 2000 to present
Atlantic Bank of New York                                   Atlantic Bank of New York
960 Avenue of the
Americas                                                    Vice Chairman
New York, NY 10001                                          January 1997 to April 2000
                                                            North Fork Bank

                                                            President and Chief Executive Officer:
                                                            December 1984 to December 1996
                                                            North Side Savings Bank

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. O'Brien served as a Director of North Fork Bank, a bank, from December 1996 until May 2000.
He has also served as a Director of Atlantic Bank of New York, a bank, since May 2000.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
John A. Pileski               Director     Director since   Retired since June 2000                                72
(63)                                       February, 2001
43 Quaquanantuck Lane                                       Tax Partner
Quogue, NY 11959                                            (July 1974 to June 2000)
                                                            KPMG, LLP

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
Other  Directorships  Held: Mr.  Pileski has served as a Director of New York  Community  Bank since April,  2001. He has also served as a Director of Queens Museum of Art since January 1997 and as a Director of Surf Club of Quogue, Inc. since May 1980.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
F. Don Schwartz               Director     Director since   Management Consultant                                  72
(67)                                         April, 1992    (April 1985 to present)
6 Sugan Close Drive
New Hope, PA 18938

-------------------------- --------------- ---------------- ---------------------------------------------- --------------------
-------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  None
-------------------------------------------------------------------------------------------------------------------------------

Interested Directors and Company Officers:

-------------------------- --------------- --------------- -------------------------- ----------------------------------------

                                                           Number of Portfolios in
                                             Length of     Fund Complex Overseen by
                                           Time Served(1)  Director*
Name, Age and Address         Position                                                       Other Directorships Held
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
John Birch                 Vice President  Vice                       N/A                              None
(52)                                       President
                                           since April
                                           1998
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Birch has served as Senior Vice  President  and Chief  Operating  Officer of
American Skandia Investment Services,  Incorporated  ("ASISI") since December 1997. He served as Executive Vice President and
Chief Operating Officer of International Fund Administration from August 1996 until October 1997.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
Richard G. Davy, Jr.       Treasurer       Treasurer
(54)                                       since March                N/A                              None
                                           1995
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Davy has served as Vice  President of ASISI since June 1997.  Prior to that, he served as Controller of ASISI from September 1994 until June 1997.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
Wade A. Dokken**           President       President                                       Director of American Skandia,
(42)                       (Chief          since June,                N/A                      Incorporated ("ASI")
                           Executive       2001
                           Officer) and    Director
                           Director        since March,
                                           2002
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr. Dokken has served as President and Chief Executive  Officer of ASI since May
2000. He served as Executive Vice President and Chief  Operating  Officer of ASI from December 1999 until May 2000.  Prior to that, he served as Deputy Chief  Executive  Officer of ASI from December 1997 to December  1999.  Prior to that, he served as
Executive Vice President and Chief Marketing Officer of ASI from March 1995 until December 1997.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
J. David Greenwald         Assistant       Assistant
(45)                       Treasurer       Treasurer
                                           since April                N/A                              None
                                           2001
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr.  Greenwald  has served as Director of Mutual Fund  Operations of ASISI since
July 2002.  Prior to that, he was Mutual Funds Operations Officer from January 1998 until June 2002.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
Edward P. Macdonald        Secretary &     Secretary
(35)                       Anti-Money      since                      N/A                              None
                           Laundering      November
                           Officer         2000;
                                           Anti-Money
                                           Laundering
                                           Officer since
                                           September 2002
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal  Occupation  During Past 5 Years:  Mr.  Macdonald has served as Chief  Counsel,  Investment  Management  since July
2002.  From  September 2000 until July 2002 he served as Senior  Counsel,  Securities of ASI. From December 1999 until August
2000 he served as Counsel of ASI. From April 1999 until  December 1999 he served as Senior  Associate  Counsel of ASI.  Prior to that, he was Branch Chief,  Senior Counsel and Attorney at the U.S.  Securities and Exchange  Commission from October 1994 to April 1999.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
Susann A. Palumbo          Assistant       Assistant
(30)                       Secretary       Secretary
                                           since April                N/A                              None
                                           1997
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Ms. Palumbo has served as a Paralegal of ASI since September 1996.
------------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
Scott H. Rhodes            Assistant       Assistant
(44)                       Treasurer       Treasurer
                                           since April                N/A                              None
                                           2001
-------------------------- --------------- --------------- -------------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Mr. Rhodes has served as Mutual Fund Controller of ASISI since January 1998.
------------------------------------------------------------------------------------------------------------------------------

*  The Directors are responsible for overseeing all 31 Funds included in the Company, as well as the 41 Portfolios included in
American Skandia Trust, both of which are investment companies managed by the Investment Manager.
** Indicates a Director of the Company who is an "interested person" within the meaning set forth in the 1940 Act.  Mr. Dokken is deemed "interested" by virtue of his serving as an officer of the Investment Manager.

(1) All of the officers and Directors of the Company listed above serve in similar capacities for American Skandia Trust, which is an also investment company managed by the Investment Manager.

(2) Unless otherwise indicated, each officer and Director listed above has held his/her principal occupation for at least the last five years.  In addition to the principal occupations noted above, the following officers and Interested Directors of the Company hold various positions with American Skandia Investment Services, Incorporated ("ASISI"), the Company's Investment Manager, and
its affiliates, including American Skandia Advisory Services, Inc. ("ASASI"), American Skandia Life Assurance Corporation
("ASLAC"), American Skandia Fund Services, Inc. ("ASFS") American Skandia Marketing, Incorporated ("ASM"), American Skandia
Information Services and Technology Corporation ("ASIST") or American Skandia, Incorporated ("ASI"):  Mr. Birch also serves as
Senior Vice President and Chief Operating Officer of ASISI and as a Senior Vice President of ASI.  Mr. Dokken also serves as Chief
Executive Officer of ASISI, President and Chief Executive Officer of ASASI, ASLAC, ASFS, ASI and ASIST and as a Director of ASI.
Mr. Macdonald also serves as Chief Counsel, Investment Management of ASISI and ASASI.

         The overall management of the business and affairs of the Company is vested with the Board of Directors.  The Board of
Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including the Company's agreements with the Investment Manager, Administrator, Custodian and Transfer and Shareholder Servicing
Agent and the agreements between the Investment Manager and each Sub-advisor.  The day-to-day operations of the Company are delegated to the Company's officers subject always to the investment objectives and policies of the Company and to the general supervision of the Board of Directors.  Each Director will serve until that person's successor is elected and qualified.

         Nominating and Governance Committee.  The Nominating and Governance Committee shall make nominations for Independent
Director membership on the Board of Directors.  The members of the Nominating and Governance Committee include David E. A. Carson,
Julian A. Lerner (Chairman), Thomas M. O'Brien, John A. Pileski and F. Don Schwartz.  In 2002, the Committee met on April 10,
2002.  The Committee currently does not consider nominees recommended by security holders.

         Audit Committee.  The Audit Committee shall recommend to the full Board the engagement or discharge of the Company's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, reviewing with the independent accountants the audit plan and results of the audit, approving professional services provided by the independent accountants prior to the performance of such services, reviewing the independence of the independent accountants and considering the range of audit and non-audit fees.  The members of the Audit Committee include Thomas M. O'Brien (Chairman), David
E. A. Carson, Julian A. Lerner, John A. Pileski and F. Don Schwartz.  In 2002, the Audit Committee met on April 10, 2002, June 25,
2002, September 10, 2002 and December 3, 2002.

The dollar range of equity securities beneficially owned by the Directors of the Company as of the year ended December 31, 2002 are listed below:

Independent Directors:

----------------------- -------------------------------------------------------------------------- ---------------------------
                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in All
                                                                                                     Funds Overseen by the
                                                                                                   Directors in the American
                                                                                                        Skandia Complex
                                                 Dollar Range of Equity
   Name of Director                              Securities in each Fund
----------------------- -------------------------------------------------------------------------- ---------------------------
  David E. A. Carson    ASAF American Century International Growth: ($1 - $10,000); ASAF PBHG          $10,001 - $50,000
                        Small-Cap Growth Fund: ($1 - $10,000); ASAF Marsico Capital Growth Fund:
                        ($1-$10,000); ASAF Goldman Sachs Concentrated Growth Fund: ($1 -
                        $10,000); ASAF William Blair International Growth Fund: ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
Julian A. Lerner        ASAF DeAM International Equity Fund: ($1 - $10,000); ASAF William Blair          Over $100,000
                        International Growth Fund: ($1 - $10,000); ASAF PBHG Small-Cap Growth
                        Fund: ($1 - $10,000); ASAF DeAM Small-Cap Growth Fund: ($1 - $10,000);
                        ASAF Gabelli Small-Cap Value Fund: ($1 - $10,000); ASAF Goldman Sachs
                        Mid-Cap Growth Fund: ($1 - $10,000); ASAF Neuberger Berman Mid-Cap
                        Growth Fund: ($1 - $10,000); ASAF Neuberger Berman Mid-Cap Value Fund:
                        ($1 - $10,000); ASAF Alger All-Cap Growth Fund: ($1 - $10,000); ASAF
                        Gabelli All-Cap Value Fund: ($1 - $10,000); ASAF INVESCO Health Sciences
                        Fund: ($1 - $10,000); ASAF Alliance Growth Fund: ($1 - $10,000); ASAF
                        Marsico Capital Growth Fund: ($1 - $10,000); ASAF Goldman Sachs
                        Concentrated Growth Fund: ($1 - $10,000); ASAF T. Rowe Price Tax Managed
                        Fund: ($1 - $10,000); ASAF Alliance/Bernstein Growth + Value Fund: ($1 -
                        $10,000); ASAF Sanford Bernstein Core Value Fund: ($1 - $10,000); ASAF
                        Sanford Bernstein Managed Index 500 Fund: ($1 - $10,000); ASAF Alliance
                        Growth & Income Fund: ($1 - $10,000); ASAF MFS Growth with Income Fund:
                        ($1 - $10,000); ASAF INVESCO Capital Income Fund: ($1 - $10,000); ASAF
                        American Century Strategic Balanced Fund: ($1 - $10,000); ASAF Federated
                        High Yield Bond Fund: ($1 - $10,000); ASAF PIMCO Total Return Bond Fund:
                        ($1 - $10,000); ASAF Money Market Fund: ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
  Thomas M. O'Brien     ASAF Alliance Growth and Income Fund: ($50,001 - $100,000); ASAF Marsico         Over $100,000
                        Capital Growth Fund: ($10,001 - $50,000); ASAF Sanford Bernstein Core
                        Value Fund: ($50,001 - $100,000); ASAF Gabelli All-Cap Value Fund:
                        ($50,001 - $100,000); ASAF PIMCO Total Return Bond Fund: (over
                        $100,000); ASAF Money Market Fund: (over $100,000)
----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
   John A. Pileski      ASAF Marsico Capital Growth Fund: ($10,001 - $50,000); ASAF PIMCO Total        $10,001 - $50,000
                        Return Bond Fund ($10,001 - $50,000)

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
   F. Don Schwartz      ASAF Marsico Capital Growth Fund (over $100,000);                                Over $100,000
                        ASAF Goldman Sachs Concentrated Growth Fund ($1 - $10,000)

----------------------- -------------------------------------------------------------------------- ---------------------------

Interested Director:

----------------------- -------------------------------------------------------------------------- ---------------------------
                                                                                                   Aggregate Dollar Range of
                                                                                                    Equity Securities in All
                                                                                                     Funds Overseen by the
                                                                                                   Directors in the American
                                                                                                        Skandia Complex
                                                 Dollar Range of Equity
   Name of Director                              Securities in each Fund

----------------------- -------------------------------------------------------------------------- ---------------------------
----------------------- -------------------------------------------------------------------------- ---------------------------
    Wade A. Dokken      ASAF DeAM International Equity Fund: ($1 - $10,000); ASAF American                $1 - $10,000
                        Century International Growth Fund: ($1 - $10,000); ASAF PBHG Small-Cap
                        Growth Fund: ($1 - $10,000); ASAF Gabelli Small-Cap Value Fund: ($1 -
                        $10,000); ASAF Janus Capital Growth Fund: ($1 - $10,000); ASAF INVESCO
                        Capital Income Fund: ($1 - $10,000); ASAF American Century Strategic
                        Balanced Fund: ($1 - $10,000); ASAF Federated High Yield Bond Fund ($1 -
                        $10,000); ASAF PIMCO Total Return Bond Fund: ($1 - $10,000): and ASAF
                        Money Market Fund: ($1 - $10,000).

----------------------- -------------------------------------------------------------------------- ---------------------------

         During the past fiscal year, the Directors  considered  and approved each Fund's  investment  management  and  sub-advisory agreement  with ASISI and its  Sub-advisors,  individually.  In connection  with these reviews,  the Directors,  with the advice and assistance of independent  counsel and counsel to the Portfolios,  received and considered  information and reports  relating to the nature,  quality and scope of the services  provided to the  Portfolios by ASISI and its  affiliates,  as well as each  Sub-advisor.
The Directors,  in each case,  considered the level of and the reasonableness of the fees charged for these services,  together with comparative  aggregate investment  management fee and expense information  showing,  among other things, the fees paid for advisory, administrative,  transfer agency,  and shareholder  services and the total expense ratio of each Fund of the Company relative to its peer group of mutual funds.

In addition, the Directors considered, among other factors:

o        the effect of the investment advisory fee and portfolio administration fee structure on the expense ratio of each Fund of the Company;

o        the effect of the investment advisory fee and portfolio administration fee structure on the nature or level of services to be provided to each Fund of the Company;

o        the investment performance of each Fund of the Company;

o        information on the investment performance, advisory fees, administration fees and expense ratios of other investment companies managed by ASISI;

o        information on the investment performance, advisory fees, administration fees and expense ratios of other investment companies not advised by ASISI or the Sub-advisors but believed to be generally comparable in its investment objectives and size to each Fund of the Company; and

o        the continuing need of ASISI and each Sub-advisor to retain and attract qualified investment and service professionals to serve the Company and each Fund in an increasingly competitive industry.

         The Directors also considered financial information about ASISI's costs, an analysis of historical profitability of each
Fund, and the importance of supporting quality, long-term service by ASISI and the Sub-advisors to help achieve solid investment performance.

         Based on all the factors described above and such other considerations and information as it deemed relevant to its decision, the Directors determined that the approval of each investment management and sub-advisory agreement was in the best interests of each Fund and its shareholders and on that basis approved these agreements.

         The Directors and officers of the Company who are affiliates of the Investment Manager do not receive compensation directly from the Company for serving in such capacities.  However, those officers and Directors of the Company who are affiliated with the Investment Manager may receive remuneration indirectly, as the Investment Manager will receive fees from the Company for the services it provides.  Each of the other Directors receives annual and per meeting fees paid by the Company plus expenses for each meeting of the Board and of shareholders which he attends.  Compensation received during the fiscal period ended October 31,
2002 by the Directors who are not affiliates of the Investment Manager was as follows:

                                                                                      Total Compensation from Registrant and
Name of Director                            ---------------------------------------                Fund Complex
                                                  Aggregate Compensation from                  Paid to Director (1)
                                                          Registrant
-------------------------------------------                                          -----------------------------------------

David E. A. Carson                                          $96,175                                  $138,525
Julian A. Lerner                                            $94,475                                  $136,125
Wade A. Dokken                                                $0                                        $0
Thomas M. O'Brien                                         $93,075 (2)                              $136,725 (2)
John A Pileski                                             $94,975                                 $137,325
F. Don Schwartz                                           $94,475(3)                               $136,825(3)
(1)      As of the date of this Statement, the "Fund Complex" consisted of the Company and American Skandia Trust ("AST") and
     American Skandia Master Trust ("ASMT").  Prior to September 28, 2002, ASMT served as the master trust in the former master/feeder fund structure.  A portion of the compensation paid to the Directors from the Registrant reflects compensation paid to the Trustees of ASMT by ASMT prior to the feeder funds withdrawing all of its assets from the corresponding Portfolios of ASMT.
(2)  Mr. O'Brien deferred payment of this compensation.  The total value of all deferred  compensation,  as of October 31, 2002, was
     $212,315 from the Registrant and $357,484 from the Registrant and Fund Complex.
(3)   Mr. Schwartz deferred payment of a portion of this compensation.  The total value of all deferred compensation, as of
        October 31, 2002, was $24,695 from the Registrant and $36,073 from the Registrant and Fund Complex.

         The Company does not offer pension or retirement benefits to its Directors.

         The Company's Articles of Incorporation provides that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by federal and state law, including Maryland law.  Neither the Articles of Incorporation nor the By-laws of the Company authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Under the Maryland General Corporation Law, a Director of the Company who is held liable for assenting to a distribution made in violation of the Company's Articles of Incorporation is entitled to contribution from each shareholder of the Company for the amount the shareholder accepted knowing the distribution was made in violation of those provisions.  Absent such knowledge, a shareholder will not be obligated to the Company or its creditors in respect of shares held in the Company except to the extent of any unpaid portion of the subscription price or purchase price for such shares.

         As of December 15, 2002, the Directors and officers of the Company owned,  in the aggregate,  less than 1% of each class of the Company's shares.

Codes of Ethics.  The Company,  the  Investment  Manager and the  Distributor  have adopted  codes of ethics under rule 17j-1 of the
1940 Act.  While these codes contain  provisions  reasonably  necessary to prevent  personnel  subject to the codes from engaging in unlawful conduct,  they do not prohibit  investments in securities,  including securities that may be purchased or held by the Funds and Portfolios, by such personnel.

                                           INVESTMENT ADVISORY & ADMINISTRATION SERVICES

THE INVESTMENT MANAGER:

         American Skandia Investment Services, Incorporated ("ASISI," as previously defined) acts as investment manager to each
Fund pursuant to separate investment management agreements with the Company (the "Management Agreements").

                  ASISI, a Connecticut  corporation  organized in 1991, is registered as an investment adviser with the SEC and is a wholly-owned  subsidiary of American Skandia,  Incorporated,  whose indirect parent is Skandia  Insurance Company Ltd.  ("Skandia").
Skandia  is a Swedish  company  that  owns,  directly  or  indirectly,  a number  of  insurance  companies  in many  countries.  The predecessor to Skandia  commenced  operations in 1855. On December 19, 2002,  Skandia  Insurance  Company Ltd. (publ),  the ultimate parent of the ASISI,  announced that it reached a definitive  agreement  with  Prudential  Financial,  Inc.  ("Prudential")  to sell
American Skandia,  Inc. and its subsidiaries,  including ASISI.  Founded in 1875,  Prudential is a publicly held financial  services company  primarily  engaged in providing life  insurance,  property and casualty  insurance,  mutual funds,  annuities,  pension and retirement related services and administration,  asset management,  securities  brokerage,  banking and trust services,  real estate brokerage  franchises  and  relocation  services  through its  wholly-owned  subsidiaries.  As of  September  30,  2002,  Prudential subsidiaries managed approximately $533 billion in assets.

         The transaction, anticipated to close during the 2nd quarter of 2003, is subject to the satisfaction of a number of closing conditions, including each Fund obtaining the approval of its Board of Directors and its shareholders with respect to new
Management Agreements and sub-advisory agreements.

         Prudential and American Skandia do not anticipate that the portfolio management or the day-to-day operation of the Funds will be adversely impacted as a result of the transaction.

         In addition to serving as investment manager to the Company and the Trust, ASISI currently serves as the investment manager to American Skandia Trust, an open-end management investment company whose shares are made available to life insurance companies writing variable annuity contracts and variable life insurance policies.  Shares of American Skandia Trust also may be offered directly to qualified pension and retirement plans.  For a list of those officers and Directors of the Company who also serve in similar capacities for the Investment Manager, see this SAI under "Management of the Company."

         The Management Agreements provide, in substance, that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services subject to the supervision of the Directors of the Company, where applicable, and in conformity with the stated investment objective, policies and limitations of the applicable Fund.  The
Investment Manager is responsible for providing, at its expense, such personnel as is required by each  Fund for the proper conduct of its affairs and may engage a sub-advisor to conduct the investment program of the Fund pursuant to the Investment
Manager's obligations under the Management Agreements.  The Investment Manager, not the Funds is responsible for the expenses of conducting the investment programs of the Funds.

         The Management Agreements provide further that neither the Investment Manager nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the agreements, or for any losses that may be sustained in the purchase, holding or sale of any security on behalf of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the agreements.  The Management Agreements also permit the Investment Manager to render services to others.

         Under the terms of the Management Agreements, each Fund has agreed to pay ASISI an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Fund's average daily NAV.  The
Investment Manager, not any Fund, is responsible for the payment of the sub-advisory fees to the Sub-advisors.  For a discussion of the fees payable to the Investment Manager and the Sub-advisors, as well as any applicable voluntary fee waiver arrangements, see the Company's Prospectus under "Expense Information" and "Management of the Funds."

         Investment Management Fees.  ASISI receives a monthly fee from each Fund for the performance of its services.  ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to any Fund.  Each
Fund's investment management fee is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares.  The fees payable to ASISI, based on a stated percentage of the Fund's average daily net assets, are as follows:

Fund:                                                                                   Annual Rate:
----                                                                                    -----------

ASAF Strong International Equity Fund:                                                       1.10%

ASAF William Blair International Growth Fund:                                                1.00%

ASAF American Century International Growth Fund:                                             1.00%

ASAF DeAM International Equity Fund:                                                         1.10%

ASAF PBHG Small-Cap Growth Fund:                                                             0.90%

ASAF DeAM Small-Cap Growth Fund:                                                             0.95%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Goldman Sachs Mid-Cap Growth Fund:                                                      1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                           1.00%

ASAF ProFund Managed OTC Fund:                                                               0.85%

ASAF Alliance Growth Fund:                                                       .90% of the first $1 billion;
                                                                            plus .85% of the amount over $1 billion

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASAF Goldman Sachs Concentrated Growth Fund:                                                 1.00%

ASAF DeAM Large-Cap Growth Fund:                                                             0.90%

ASAF T. Rowe Price Tax Managed Fund                                                          0.95%

ASAF Alliance/Bernstein Growth + Value Fund:                                                 1.00%

ASAF Sanford Bernstein Core Value Fund:                                                      0.85%

ASAF DeAM Large-Cap Value Fund:                                                              0.90%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        1.00%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASAF INVESCO Capital Income Fund:                                                            0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASAF PIMCO Total Return Bond Fund:                                                           0.65%

ASAF Money Market Fund:                                                                      0.50%

         Investment Management Fee Waivers.  The Investment Manager may from time to time agree to voluntarily waive or reduce its fees, while retaining their ability to be reimbursed for such fees prior to the end of each fiscal year.  Such voluntary fee waivers or reductions may be rescinded at any time and without notice to investors.

         The Investment Manager has voluntarily agreed to waive portions of its investment management fees equal to .05% of the average daily net assets less than $1 billion of the ASAF William Blair Growth Fund; .20% of the average daily net assets of the
ASAF Alliance Growth and Income Fund; .10% of the average daily net assets of the ASAF DeAM Small-Cap Growth Fund; .10% of the average daily net assets of the ASAF DeAM Large-Cap Growth Fund; .10% of the average daily net assets of the ASAF DeAM Large-Cap
Value Fund; .20% of the average daily net assets of the ASAF DeAM International Equity Fund; .07% of the average daily net assets less than $1 billion of the ASAF Goldman Sachs Concentrated Growth Fund and .10% of the average daily net assets less than $1 billion of the ASAF Goldman Sachs Mid-Cap Growth Fund.

         The investment management fee paid for each of the past three fiscal years by each Fund that was publicly offered prior to October 31, 2002 was as follows:

                                                                  Year ended             Year ended           Year ended
                                                                  -----------            ----------           ----------
Name of Fund                                                    October 31, 2000      October 31, 2001      October 31, 2002
------------                                                    ----------------      ----------------      ----------------

                       ASAF Strong International Equity Fund       $223,654               $592,695             $543,219

                ASAF William Blair International Growth Fund       $6,105,013             $3,841,986           $2,161,604

             ASAF American Century International Growth Fund       $705,166               $900,282             $651,116

                         ASAF DeAM International Equity Fund       $1,177,780             $1,166,384           $702,879

                             ASAF PBHG Small-Cap Growth Fund       $4,168,595             $2,023,697           $1,391,312

                             ASAF DeAM Small-Cap Growth Fund       $259,747               $560,468             $450,200

                           ASAF Gabelli Small-Cap Value Fund       $784,316               $1,421,911           $1,976,197

                      ASAF Goldman Sachs Mid-Cap Growth Fund       $10,971                $236,388             $209,909

                   ASAF Neuberger Berman Mid-Cap Growth Fund       $2,061,698             $2,626,546           $1,856,072

                    ASAF Neuberger Berman Mid-Cap Value Fund       $633,211               $1,590,795           $1,980,922

                              ASAF Alger All-Cap Growth Fund       $8,469                 $277,550             $316,069

                             ASAF Gabelli All-Cap Value Fund       $4,292                 $437,638             $759,977

                                ASAF INVESCO Technology Fund       $15,080                $312,651             $258,838

                           ASAF INVESCO Health Sciences Fund       $0                     $40,494              $174,080

                               ASAF ProFund Managed OTC Fund       $14,399                $258,985             $272,632

                                   ASAF Alliance Growth Fund       $1,081,854             $1,268,361           $1,030,298

                            ASAF Marsico Capital Growth Fund       $9,735,124             $8,799,262           $6,891,761

                 ASAF Goldman Sachs Concentrated Growth Fund       $22,207,185            $15,837,193          $8,464,301

                             ASAF DeAM Large-Cap Growth Fund       $0                     $0                   $1,327

                         ASAF T. Rowe Price Tax Managed Fund       $0                     $9,994               $49,389

                 ASAF Alliance/Bernstein Growth + Value Fund       $0                     $31,559              $127,036

                      ASAF Sanford Bernstein Core Value Fund       $0                     $27,107              $162,969

                                ASAF DeAM Large-Cap Value          $0                     $0                   $2,219
Fund

               ASAF Sanford Bernstein Managed Index 500 Fund       $22,338                $799,176             $1,087,205

                        ASAF Alliance Growth and Income Fund       $1,562,440             $2,333,727           $2,495,894

                            ASAF MFS Growth with Income Fund       $155,330               $426,192             $456,532

                            ASAF INVESCO Capital Income Fund       $1,997,466             $2,613,726           $2,018,744

               ASAF American Century Strategic Balanced Fund       $1,473,047             $1,690,530           $1,479,890

                         ASAF Federated High Yield Bond Fund       $875,594               $936,997             $1,029,558

                           ASAF PIMCO Total Return Bond Fund       $1,190,054             $2,094,849           $2,947,082

                                      ASAF Money Market Fund       $1,217,863             $2,164,909           $1,752,856

         The ASAF DeAM International Equity Fund, ASAF American Century International Growth Fund, ASAF PBHG Small-Cap Growth
Fund, ASAF Gabelli Small-Cap Value Fund, ASAF Goldman Sachs Concentrated Growth Fund, ASAF INVESCO Capital Income Fund, ASAF
American Century Strategic Balanced Fund, ASAF Federated High Yield Bond Fund, ASAF PIMCO Total Return Bond Fund and ASAF Money
Market Fund commenced operations on July 28, 1997.  The ASAF William Blair International Growth Fund, ASAF Alliance Growth Fund,
and ASAF Alliance Growth and Income Fund commenced operations on January 2, 1998.  The ASAF Neuberger Berman Mid-Cap Growth Fund,
ASAF Neuberger Berman Mid-Cap Value Fund, and ASAF Marsico Capital Growth Fund commenced operations on August 19, 1998.  The ASAF
Strong International Equity Fund, the ASAF Sanford Bernstein Managed Index 500 Fund, and ASAF MFS Growth with Income Fund commenced operations on November 1, 1999.  The ASAF DeAM Small-Cap Growth Fund commenced operations on March 1, 2000.  The ASAF
Goldman Sachs Mid-Cap Growth Fund, ASAF Alger All-Cap Growth Fund, ASAF Gabelli All-Cap Value Fund, ASAF INVESCO Technology Fund,
ASAF ProFund Managed OTC Fund commenced operations on September 11, 2000.  The ASAF INVESCO Health Sciences Fund, ASAF T. Rowe
Price Tax Managed Fund, ASAF Alliance/Bernstein Growth + Value Fund and ASAF Sanford Bernstein Core Value Fund commenced operations on March 1, 2001.  The ASAF DeAM Large-Cap Growth Fund and the ASAF DeAM Large-Cap Value Fund commenced operations on
May 1, 2002.  As discussed in this SAI under "Fund Expenses" and in the Company's Prospectus under "Expense Information," the
Investment Manager has voluntarily agreed to reimburse the other expenses of each Fund so that each Fund's total expenses do not exceed specified levels.  During the fiscal period, the amounts of these reimbursements exceeded the investment management fees included in the above table.

         Each Management Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Management Agreement may be terminated without penalty on 60 days' written notice by vote of a majority of the Directors or Trustees, where applicable, or by the Investment
Manager, or by holders of a majority of the applicable Fund's outstanding shares, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

THE SUB-ADVISORS:

         ASISI currently engages the following Sub-advisors to conduct the investment programs of each Fund pursuant to separate sub-advisory agreements with the Investment Manager (the "Sub-Advisory Agreements"): (a) Strong Capital Management, Inc. for the
ASAF Strong International Equity Fund (formerly, ASAF AIM International Equity Fund); (b) William Blair & Company, LLC for the
ASAF William Blair International Growth Fund (formerly, the ASAF William Blair International Growth Fund); (c) American Century
Investment Management, Inc. for the ASAF American Century International Growth Fund and the ASAF American Century Strategic
Balanced Fund, (d) Deutsche Asset Management, Inc. for the ASAF DeAM International Equity Fund (formerly, Founders International
Small Capitalization Fund), ASAF DeAM Small-Cap Growth Fund (formerly, ASAF Scudder Small-Cap Growth Fund); ASAF DeAM Large-Cap
Growth Fund and the ASAF DeAM Large-Cap Value Fund; (e) Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap Growth Fund;
(f) GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund and the ASAF Gabelli All-Cap Value Fund; (g) Goldman Sachs
Asset Management for the ASAF Goldman Sachs Mid-Cap Growth Fund (formerly, the ASAF Goldman Sachs Mid-Cap Growth Fund) and ASAF
Goldman Sachs Concentrated Growth Fund (formerly, the ASAF Goldman Sachs Concentrated Growth Fund); (h) Neuberger Berman
Management Inc. for the ASAF Neuberger Berman Mid-Cap Growth Fund and the ASAF Neuberger Berman Mid-Cap Value Fund; (i) Fred Alger
Management, Inc. for the ASAF Alger All-Cap Growth Fund; (j) INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund, the
ASAF INVESCO Health Sciences Fund and the ASAF INVESCO Capital Income Fund; (k) ProFund Advisors LLC for the ASAF ProFund Managed
OTC Fund; (l) Alliance Capital Management L.P. for the ASAF Alliance Growth Fund, for the growth portion of the ASAF
Alliance/Bernstein Growth + Value Fund and the ASAF Alliance Growth and Income Fund; (m) Marsico Capital Management, LLC for the
ASAF Marsico Capital Growth Fund; T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax Managed Fund; (n) Sanford C.
Bernstein & Co., LLC for the value portion of the ASAF Alliance/Bernstein Growth + Value Fund and the ASAF Sanford Bernstein Core
Value Fund and the ASAF Sanford Bernstein Managed Index 500 Fund; (o) Massachusetts Financial Services Company for the ASAF MFS
Growth with Income Fund; (p) Federated Investment Counseling for the ASAF Federated High Yield Bond Fund; (q) Pacific Investment
Management Company LLC for the ASAF PIMCO Total Return Bond Fund; (r) Wells Capital Management Incorporated for the ASAF Money
Market Fund.

         The Sub-Advisory Agreements provide that the Sub-advisors will formulate and implement a continuous investment program for each Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Investment Manager.  Each Sub-advisor will, subject to the supervision and control of the Investment Manager, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instructions to brokers and dealers to cause the execution of such transactions.  The Sub-advisors are required to furnish the Investment Manager with periodic reports concerning the transactions and performance of the Fund.  Each
Sub-advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the
Sub-Advisory Agreement.  Nothing in the Sub-advisory Agreements prevents the Investment Manager from engaging other sub-advisors to provide investment advice and other services to a Fund, or from providing such services itself.

         Corporate Structure.  Several of the Sub-advisors are controlled by other parties as noted below:

         Deutsche Asset Management, Inc. (DAMI") is a wholly owned indirect subsidiary of Deutsche Bank A.G.

         Pilgrim Baxter & Associates, Ltd. is an indirect, wholly-owned subsidiary of Old Mutual plc, a London based international financial services organization.

         American Century Companies, Inc. is the parent of American Century Investment Management, Inc.

         GAMCO Investors, Inc. ("GAMCO") is a New York corporation organized in 1999 as successor to the investment advisory business of a New York corporation of the same name that was organized in 1978.  GAMCO is a wholly-owned subsidiary of Gabelli
Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange.  Mr. Mario J. Gabelli may be deemed a "controlling person" of GAMCO on the basis of his controlling interest in GAMI.  GAMCO has several affiliates that also provide investment advisory services.

         All of the voting stock of Neuberger Berman Management Inc. is owned by Neuberger Berman Inc., a publicly traded company listed on the NYSE.

         INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company.

         Alliance Capital Management Corporation ("ACMC"), is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA
Financial"), is the general partner of Alliance Capital Management, L.P. ("Alliance Capital").  As of December 31, 2002, Alliance
Capital Management Holding L.P. ("Alliance Holding") owned approximately 54.6% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units").  ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. ("NYSE") in the form of units ("Alliance Holding Units").  As of December 31, 2002,
AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units, which together with the 54.6% stake in Alliance Units, represents an approximate
55.7% economic interest in Alliance Capital.  AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.

         Marsico Capital Management, LLC is a wholly owned indirect subsidiary of Bank of America Corporation.

         T. Rowe Price Associates, Inc. is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded holding company engaged in the financial services and investment management business.

         Sanford C. Bernstein & Co., LLC is an indirect wholly owned subsidiary of Alliance Capital Management L.P.

         Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (US) Financial Services Holdings, Inc.
which in turn is an indirect wholly owned subsidiary of Sun Life Services of Canada, Inc. (a diversified financial services organization).

         Federated Investment Counseling is a wholly owned subsidiary of Federated Investors.

         Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a subsidiary of  Allianz
Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP")..  Allianz AG ("Allianz") is the indirect majority owner of ADAM LP.  Allianz is a European-based, multinational insurance and financial services holding company.  Pacific
Life Insurance Company holds an indirect minority interest in ADAM LP.

         Sub-Advisory Fees.  ASISI pays each Sub-advisor on a monthly basis for the performance of sub-advisory services.  The fee payable to the Sub-advisors with respect to each Fund may differ, reflecting, among other things, the investment objective, policies and limitations of each Fund and the nature of each Sub-advisory Agreement.  Each Sub-advisor's fee is accrued daily for purposes of determining the amount payable by the Investment Manager to the Sub-advisor.  The fees payable to the Sub-advisors, based on a stated percentage of the Fund's average daily net assets, are as follows:
         Strong Capital Management, Inc. for the ASAF Strong International Equity Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:  .45% of the portion of the combined average daily net assets not in excess of $500 million; plus .40% of the portion over  of $500 million but not in excess of $1 billion; plus .35%of the portion in excess of $1 billion.  Prior to December 10, 2001, the Investment Manager had engaged A
I M Capital Management, Inc. as Sub-advisor for the Fund (formerly the ASAF AIM International Equity Fund) for an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that was managed by the Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:
..55% of the portion of the combined average daily net assets not in excess of $75 million; plus .45% of the portion in excess of
$75 million.

         William Blair & Company, LLC for the ASAF William Blair International Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .30% of the portion of the combined average daily net assets not in excess of $500 million; plus .25% of the portion over $500 million but not in excess of
$1 billion; plus .20% of the portion in excess of $1 billion.  Prior to November 11, 2002, the Investment Manager has engaged
Janus Capital Management LLC as Sub-advisor for the Fund (formerly, the ASAF Janus Overseas Growth Fund) for an annual rate of
..60% of the portion of the average daily net assets of the Fund not in excess of $100 million; when the average daily net assets of the Fund equal or exceed $100 million, the annual rate will be .50% of the entire average daily net assets of the Fund.

         American Century Investment Management, Inc. for the ASAF American Century International Growth Portfolio: Because of the
large amount of assets being sub-advised for the Investment Manager by American Century Investment Management, Inc., the
Investment Manager was able to negotiate a reduction to the Sub-advisor's standard fee schedule.  This reduced fee schedule is an annual rate equal to .45% of the combined average daily net assets of the Fund and certain series of American Skandia Trust that are managed by the Sub-advisor and identified by the Sub-advisor and ASISI as being similar to the Fund.  Prior to May 1, 2000, the Investment Manager had engaged Rowe Price-Fleming International, Inc. as Sub-advisor for the Fund (formerly the ASAF T. Rowe
Price International Equity Fund), for a total Sub-advisory fee of .75% of the portion of the average daily net assets of the Fund not in excess of $20 million; plus .60% of the portion of the net assets over $20 million but not in excess of $50 million; plus
..50% of the portion of the net assets over $50 million.

         Deutsche Asset Management, Inc. for the ASAF DeAM International Equity Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Advisor Funds, Inc. that is managed by the Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:  .30% of the portion of the combined average daily net assets not in excess of $500 million; plus .25% of the portion over $500 million but not in excess of $1 billion; plus .20% of the portion over $1 billion.  Prior to May 1, 2002, the Investment Manager had engaged
Founders Asset Management LLC as Sub-advisor for the Fund (formerly the ASAF Founders International Small Capitalization Fund) for
an annual rate of .60% of the average daily net assets of the Fund not in excess of $100 million; plus .50% of the portion of the average net assets in excess of $100 million.

         Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap Growth Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .50% of the portion of the combined average daily net assets not in excess of $100 million; plus .45% of the portion over $100 million but not in excess of
$400 million; plus .40% of the portion over $400 million but not in excess of $900 million; plus .35% of the portion in excess of
$900 million.  Prior to September 14, 2001, the Investment Manager had engaged Janus Capital Management LLC as Sub-advisor for the
ASAF PBHG Small-Cap Growth Fund (formerly, the ASAF Janus Small-Cap Growth Fund), for a total Sub-advisory fee of .50% of the portion of the average daily net assets of the Fund not in excess of $100 million; plus .45% of the portion over $100 million but not in excess of $500 million; plus .40% of the portion over $500 million but not in excess of $1 billion; plus .35% of the portion in excess of $1 billion.

         Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:  .35% of the portion of the combined average daily net assets not in excess of $100 million; plus .30% of the portion over $100 million but not in excess of
$300 million; plus .25% of the portion over $300 million but not in excess of $500 million; plus .20% of the portion in excess of
$500 million.  Prior to December 10, 2001, the Investment Manager had engaged Zurich Scudder Investments, Inc. as Sub-advisor for the Fund (formerly the ASAF Scudder Small-Cap Growth Fund) for an annual rate of .50% of the portion of the average daily net assets of the Fund not in excess of $100 million; plus .45% of the portion over $100 million but not in excess of $400 million;
plus .40% of the portion over $400 million but not in excess of $900 million; plus .35% of the portion in excess of $900 million.

         GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .40% of the portion of the combined average daily net assets not in excess of $1 billion; plus .30% of the portion in excess of $1 billion.  Prior to September 11, 2000, the
Investment Manager had engaged T. Rowe Price Associates, Inc. as Sub-advisor for the Fund (formerly the ASAF T. Rowe Price Small
Company Value Fund) for an annual rate of.60% of the average daily net assets of the Fund.

         Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and ASAF Goldman Sachs Concentrated Growth Fund and the following series of American Skandia Trust, AST Goldman Sachs Mid-Cap Growth Portfolio and AST Goldman Sachs Concentrated Growth Portfolio,
that are managed by the Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Funds
..28% of the portion of the average daily net assets of the Funds not in excess of $1 billion plus .25% of the portion of the net assets over $1 billion.  Prior to November 11, 2002, the Investment Manager has engaged Janus Capital Management LLC as
Sub-advisor for the Fund (formerly, the ASAF Janus Mid-Cap Growth Fund) for an annual rate of 50% of the portion of the combined average daily net assets not in excess of $250 million; plus .45% of the portion over $250 million but not in excess of $750 million; plus .40% of the portion over $750 million but not in excess of $1.5 billion; plus .35% of the portion in excess of $1.5 billion.

         Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Growth Fund:  An annual rate of .40% of the average daily net assets of the Fund.

         Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund:  An annual rate of .40% of the average daily net assets of the Fund.

         Fred Alger Management, Inc. for the ASAF Alger All-Cap Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-Advisor and identified by the Sub-advisor as being similar to the Fund: .40% of the portion of the combined average daily net assets not in excess of $500 million; plus .35% of the portion over $500 million but not in excess of $1 billion; plus .30% of the portion over
$1 billion but not in excess of $1.5 billion; plus .25% of the portion in excess of  $1.5 billion.

         GAMCO Investors, Inc. for the ASAF Gabelli All-Cap Value Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .50% of the combined average daily net assets not in excess of $500 million; plus .40% of the portion over $500 million.

         INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the ASAF INVESCO Health Sciences Fund: .55% of the of the portion of the average daily net assets not in excess of  $100 million; plus .45% of the portion of the average daily net assets over $100 million but not in excess of $200 million; plus .425% of the portion of the average daily net assets over $200 million but not in excess of
$400 million; plus .40% of the portion of the average daily net assets over $400 million but not in excess of $900 million; plus
..35% of the average daily net assets in excess of $900 million.

         INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the ASAF INVESCO Technology Fund: .55% of the portion of the average daily net assets not in excess of  $100 million; plus .45% of the portion of the average daily net assets over $100 million but not in excess of $200 million; plus .425% of the portion of the average daily net assets over $200 million but not in excess of
$400 million; plus .40% of the portion of the average daily net assets over $400 million but not in excess of $900 million; plus
..35% of the average daily net assets in excess of $900 million.

         ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund: An annual rate of .35% of the portion of the average daily net assets of the Fund not in excess of $400 million; plus .25% of the portion over $400 million.  Prior to March 1, 2001, the
Investment Manager had engaged Rydex Global Advisors as Sub-advisor for the Fund, for the same fee rate

         Alliance Capital Management L.P. for the ASAF Alliance Growth Fund: An annual rate equal to .40% of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-Advisor and identified by the
Sub-advisor and the Investment Manager as being similar to the Fund.  Between December 31, 1998 and April 30, 2000, the Investment
Manager had engaged OppenheimerFunds, Inc. as Sub-advisor for the Fund at a total Sub-advisory fee of .35% of the portion of the average daily net assets of the Fund not in excess of $500 million; plus .30% of the portion over $500 million but not in excess of $1 billion; plus .25% of the portion in excess of $1 billion.  Prior to January 1, 1999, the Investment Manager had engaged
Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Fund, at a total Sub-advisory fee of .60% of the portion of the average daily net assets of the Fund not in excess of $200 million; plus .50% of the portion of the net assets over
$200 million.

         Marsico Capital Management, LLC for the ASAF Marsico Capital Growth Fund:  An annual rate of .45% of the average daily net assets of the Fund.

         Goldman Sachs Asset Management for the ASAF Goldman Sachs Concentrated Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and ASAF Goldman Sachs Mid-Cap Growth Fund and the
following series of American Skandia Trust, AST Goldman Sachs Mid-Cap Growth Portfolio and AST Goldman Sachs Concentrated Growth
Portfolio, that are managed by the Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Funds .28% of the portion of the average daily net assets of the Funds not in excess of $1 billion plus .25% of the portion of the net assets over $1 billion.  Prior to November 11, 2002, the Investment Manager has engaged Janus Capital Management LLC as
Sub-advisor for the Fund (formerly, the ASAF Janus Mid-Cap Growth Fund) for an annual rate of .45% of the average daily net assets of the Fund.

         Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap Growth Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:  .20% of the portion of the combined average daily net assets not in excess of $500 million; plus .15% of the portion over $500 million but not in excess of
$1 billion; plus .10% of the portion in excess of $1 billion.

         T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax Managed Fund:  An annual rate equal to .45% of the of the portion of the Fund's average daily net assets not in excess of  $100 million; plus .40% of the portion of the average daily net assets over $100 million but not in excess of $250 million; plus .35% of the portion of the Fund's average daily net assets in excess of $250 million.

         Alliance Capital Management L.P. for the growth portion of the ASAF Alliance/Bernstein Growth + Value Fund: An annual rate equal to .40% of the combined average daily net assets of the Growth Portfolio of the Fund and the Growth Portfolio of the
series of American Skandia Trust that is managed by the Sub-Adviser and identified by the Sub-Adviser and the Investment Manager as being similar to the Fund (specifically, the Growth portion of the AST Alliance/Bernstein Growth + Value Portfolio).

         Sanford C. Bernstein & Co., LLC for the value portion of the ASAF Alliance/Bernstein Growth + Value Fund:         An
annual rate equal to .40% of the combined average daily net assets of the Value Portfolio of the Fund and the Value Portfolio of
the series of American Skandia Trust that is managed by the Sub-Adviser and identified by the Sub-Adviser and the Investment
Manager as being similar to the Fund (specifically, the Value portion of the AST Alliance/Bernstein Growth + Value Portfolio).

         Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .25% of the portion of the combined average daily net assets not in excess of $500 million; plus .20% of the portion over $500 million.

         Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap Value Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund:  .20% of the portion of the combined average daily net assets not in excess of $500 million; plus .15% of the portion over $500 million but not in excess of
$1 billion; plus .10% of the portion in excess of $1 billion.

         Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund: An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-Advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Fund: .1533% of the portion of the combined average daily net assets not in excess of $300 million; plus .10% of the portion of the net assets over $300 million.  Notwithstanding the foregoing, the following annual rate will apply for each day that the combined average daily net assets are not in excess of $300 million: .40% of the first $10 million of combined average daily net assets; plus .30%
on the next $40 million of combined average daily net assets; plus .20% on the next $50 million of combined average daily net assets; plus .10% on the next $200 million of combined average daily net assets.  Prior to May 1, 2000, the Investment Manager had engaged Bankers Trust Company as Sub-advisor for the Fund at a total Sub-advisory fee equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that was managed by Bankers Trust Company and identified by the Sub-Advisor and ASISI as being similar to the Fund:  .17% of the portion of the combined average daily net assets not in excess of $300 million; plus .13% of the portion over $300 million but not in excess of $1 billion; plus .08% of the portion in excess of $1 billion.

         Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the
Sub-Adviser and identified by the Sub-advisor and the Investment Manager as being similar to the Portfolio: .30% of the portion of the combined average daily net assets not in excess of $1 billion; plus .25% of the portion over $1 billion but not in excess of
$1.5 billion; plus .20% of the portion in excess of $1.5 billion.  Prior to May 1, 2000, the Investment Manager had engaged Lord,
Abbett & Co. as Sub-advisor for the Fund at a total Sub-advisory fee of .50% of the portion of the average daily net assets of the
Fund not in excess of $200 million; plus .40% of the portion over $200 million but not in excess of $500 million; plus .375% of the portion over $500 million but not in excess of $700 million; plus .35% of the portion over $700 million but not in excess of
$900 million; when the average daily net assets of the Fund equal or exceed $900 million, the annual rate will be .30% of the entire average daily net assets of the Fund.

         Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the domestic equity series of American Skandia Trust that are managed by Massachusetts Financial Services Company:  .40% of the portion of the combined average daily net assets not in excess of $300 million; plus .375% of the portion over $300 million but not in excess of $600 million; plus .35% of the portion over $600 million but not in excess of $900 million; plus .325% of the portion over $900 million but not over $1.5 billion; plus .25% of the portion in excess of $1.5 billion.

         INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund:  An annual rate of .35% of the average daily net assets of the Fund.

         American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund:  Because of the large amount of assets being sub-advised for the Investment Manager by American Century Investment Management, Inc., the Investment
Manager was able to negotiate a reduction to the Sub-advisor's standard fee schedule.  This reduced fee schedule is an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by the Sub-advisor and identified by the Sub-advisor and Investment Manager as being similar to the Fund: .45% of the portion of the average daily net assets of the Fund not in excess of $50 million; plus .40% of the portion over $50 million but not in excess of $100 million; plus .35% of the portion over $100 million but not in excess of $500 million; plus .30% of the portion over $500 million.

         Federated Investment Counseling for the ASAF Federated High Yield Bond Fund:  An annual rate of .25% of the portion of the average daily net assets of the Fund not in excess of $200 million; plus .20% of the portion over $200 million.

         Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund:  An annual rate of .25% of the average daily net assets of the Fund.

         Wells Capital Management Incorporated for the ASAF Money Market Fund:  An annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by Wells Fargo
Investment Management, Incorporated and identified by it and ASISI as being similar to the Fund: .07% of the portion of the combined average daily net assets not in excess of $500 million; plus .05% of the portion over $500 million but not in excess of
$1.5 billion; plus .04% of the portion in excess of  $1.5 billion.  Prior to September 17, 2001, the Investment Manager had
engaged J.P. Morgan Investment Management, Inc. as Sub-advisor for the Fund at a total Sub-advisory fee of an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Master Trust that is managed by J.P. Morgan Investment Management, Inc. and identified by it and ASISI as being similar to the Fund:  .09% of the portion of the combined average daily net assets not in excess of $500 million; plus .06% of the portion over $500 million but not in excess of $1.5 billion; plus .04% of the portion over $1.5 billion.

Sub-Advisory Fee Waivers.  Certain Sub-advisors have voluntarily agreed to waive a portion of their sub-advisory fees set forth above, as follows:

         Commencing  January 1, 2002,  Neuberger  Berman  Management,  Inc. has voluntarily  agreed to waive a portion of its fee so that the following fee schedule  based on the combined  average daily net assets of the ASAF  Neuberger  Berman Mid-Cap Growth Fund, the ASAF Neuberger Berman Mid-Cap Value Fund (together,  the "Funds"),  and the series of American Skandia Trust that are managed by the Sub-advisor and identified by the  Sub-advisor  and Investment  Manager as being similar to the Funds is in effect:  .40% of the portion of the combined average daily net assets not in excess of $1 billion; plus .35% of the portion over $1 billion.

         Commencing  March 1, 2001,  Marsico Capital  Management,  LLC has  voluntarily  agreed to waive the portion of its fee that exceeds the following  percentage of the combined  average  daily net assets of the Fund and the series of American  Skandia  Trust.
that is managed by the  Sub-advisor  and identified by the Investment  Manager and Sub-advisor as being similar to the Fund: .40% of the combined average daily net assets of the Fund.  The Sub-advisor may terminate this voluntary agreement at any time.

         Commencing August 28, 2000, GAMCO Investors, Inc., the Sub-advisor for the ASAF Gabelli All-Cap Value Fund, has voluntarily agreed to waive a portion of its sub-advisory fee equal to the following percentages of the combined average daily net assets of the Fund and the corresponding series of American Skandia Trust as referenced above under "Sub-advisory Fees": .10% of the portion of the combined average daily net assets not in excess of $500 million; .05% on combined assets over $500 million but not in excess of $1 billion; and .10% on combined assets over $1 billion.

         Commencing January 1, 2001, Federated Investment  Counseling,  the Sub-advisor for the ASAF Federated High Yield Bond Fund, has voluntarily  agreed to waive a portion of its  sub-advisory fee so that the following fee schedule based on the combined average daily net  assets of the Fund and the AST  Federated  High Yield  Portfolio  of  American  Skandia  Trust is in effect:  .25% of the portion of the combined  average daily net assets not in excess of $200 million;  plus .20% of the portion over $200 million but not in excess of $500 million; plus .15% of the portion over $500 million.

         Commencing  May 1, 2000,  INVESCO  Funds Group,  Inc.,  the  Sub-advisor  for the ASAF  INVESCO  Capital  Income Fund,  has voluntarily  agreed to waive a portion of its fee so that the following fee schedule based on the combined  average daily net assets of the Fund and the AST INVESCO  Capital  Income  Portfolio  is in effect:  .35% of the portion of the  combined  average  daily net assets not in excess of $1 billion; plus .30% of the portion over $1 billion.

         The sub-advisory fees paid by the Investment Manager for each Fund for the fiscal years ended October 31, 2000, October
31, 2001 and October 31, 2002, were as follows:

Name of Fund                                                     Period Ended           Period Ended            Year Ended
------------                                                     ------------           ------------            ----------
                                                                October 31,2000       October 31, 2001       October 31, 2002
                                                                ---------------       ----------------       ----------------

ASAF Strong International Equity Fund(1)                              $93,437                $242,466               $222,120

ASAF William Blair International Growth Fund(2)                       $3,052,506             $1,920,993             $1,080,802

ASAF American Century International Growth Fund                       $317,484               $405,127               $293,002

ASAF DeAM International Equity Fund(3)                                $629,160               $629,894               $323,731

ASAF PBHG Small-Cap Growth Fund(4)                                    $2,095,310             $1,047,336             $637,671

ASAF DeAM Small-Cap Growth Fund(5)                                    $136,903               $294,983               $192,104

ASAF Gabelli Small-Cap Value Fund(6)                                  $448,754               $569,601               $790,479

ASAF Goldman Sachs Mid-Cap Growth Fund(7)                             $6,020                 $126,884               $108,668

ASAF Neuberger Berman Mid-Cap Growth Fund                             $916,310               $1,159,970             $742,776

ASAF Neuberger Berman Mid-Cap Value Fund                              $281,427               $702,191               $787,624

ASAF Alger All-Cap Growth Fund                                        $3,566                 95,886                 $121,016

ASAF Gabelli All-Cap Value Fund                                       $1,807                 $184,269               $319,990

ASAF INVESCO Technology Fund                                          $8,294                 $171,958               $142,361

ASAF INVESCO Health Sciences Fund                                     $0                     $22,272                $95,744

ASAF ProFund Managed OTC Fund(8)                                      $5,929                 $106,641               $112,260

ASAF Alliance Growth Fund(9)                                          $458,322               $563,716               $457,910

ASAF Marsico Capital Growth Fund                                      $4,380,806             $3,465,859             $2,552,684

ASAF Goldman Sachs Concentrated Growth Fund(10)                       $9,027,212             $6,148,424             $3,166,325

ASAF DeAM Large-Cap Growth Fund                                            $0                     $0                      $332

ASAF T. Rowe Price Tax Managed Fund                                   $0                     $4,734                 $23,395

ASAF Alliance/Bernstein Growth + Value Fund                           $0                     $12,624                $50,814

ASAF Sanford Bernstein Core Value Fund                                $0                     $7,973                 $47,932

ASAF DeAM Large-Cap Value                                                  $0                     $0                      $555

ASAF Sanford Bernstein Managed Index 500 Fund(11)                     $49,689                $99,897                $135,901

ASAF Alliance Growth and Income Fund(12)                              $511,886               $583,773               $654,961

ASAF MFS Growth with Income Fund                                      $62,132                $137,073               $152,285

ASAF INVESCO Capital Income Fund                                      $903,531               $1,063,260             $855,558

ASAF American Century Strategic Balanced Fund                         $604,869               $657,428               $575,513

ASAF Federated High Yield Bond Fund                                   $312,712               $221,239               $225,832

ASAF PIMCO Total Return Bond Fund                                     $457,713               $805,711               $1,133,493

ASAF Money Market Fund(13)                                            $146,770               $173,193               $162,181

(1)      For fiscal years 2000 and 2001, the entire fee noted above was paid to A I M Capital Management, Inc., the prior Sub-
advisor for the Fund.  For fiscal year 2002, 25,253 was paid to AIM and $196,867 was paid to Strong Capital Management, Inc.
(2)      For fiscal  years  2000,  2001 and 2002 the entire fee noted  above was paid to Janus  Capital  Management  LLC,  the prior
     Sub-advisor for the Fund.
(3)      For  fiscal  years  2000 and 2001,  the  entire  fee noted  above was paid to  Founders  Asset  Management  LLC,  the prior
     Sub-advisor for the Fund. For fiscal year ended 2002,  $229,983 was paid to Founders Asset  Management LLC and $93,748 was paid to Deutsche Asset Management, Inc.
(4)      For fiscal year 2000, the entire fee noted above was paid to Janus Capital  Management,  LLC, the prior  Sub-advisor to the
     Fund.  For fiscal year  2001, $962,193 was paid to Janus and $85,143 was paid to Pilgrim Baxter & Associates, Ltd.
(5)  For fiscal years 2000 and 2001, the entire fee noted above was paid to Zurich Scudder Investments,  Inc., the prior Sub-advisor for the Fund.  For fiscal year ended 2002,  $31,502 was paid to Zurich  Scudder  Investments,  Inc.  and  $160,602  was paid to
     Deutsche Asset Management, Inc.
(6)  For fiscal year 2000, $388,341 was paid to T. Rowe Price Associates, Inc. and $60,413 was paid to GAMCO Investors, Inc.
(7)  For  fiscal  years  2000,  2001 and 2002,  the entire  fee noted  above was paid to Janus  Capital  Management  LLC,  the prior
     Sub-advisor for the Fund.
(8)  For fiscal year 2000, the entire fee noted above was paid to Rydex Global  Advisors,  the prior  Sub-advisor  for the Fund. For fiscal year 2001, $36,820 was paid to Rydex Global Advisors and $69,821 was paid to ProFund Advisors LLC.
(9)  For fiscal year 2000, $155,168 was paid to OppenheimerFunds, Inc. and $303,154 was paid to Alliance Capital Management L.P.
(10) For  fiscal  years  2000,  2001 and 2002,  the entire  fee noted  above was paid to Janus  Capital  Management  LLC,  the prior
     Sub-advisor for the Fund.
(11) For fiscal year 2000, $13,847 was paid to Bankers Trust Company and $35,842 was paid to Sanford C. Bernstein & Co. LLC.
(12) For fiscal year 1999,  the entire fee noted above was paid to Lord,  Abbett & Co., Inc.,  the prior  Sub-advisor  for the Fund.
     For fiscal year 2000, $240,798 was paid to Lord Abbett & Co. and $271,088 was paid to Alliance Capital Management L.P.
(13) For fiscal years 2000, the entire fee noted about was paid to J.P. Morgan  Investment  Management,  Inc., the prior Sub-advisor for the Fund.

         The ASAF DeAM International Equity Fund, ASAF American Century International Growth Fund, ASAF PBHG Small-Cap Growth
Fund, ASAF Gabelli Small-Cap Value Fund, ASAF Goldman Sachs Concentrated Growth Fund, ASAF INVESCO Capital Income Fund, ASAF
American Century Strategic Balanced Fund, ASAF Federated High Yield Bond Fund, ASAF PIMCO Total Return Bond Fund and ASAF Money
Market Fund commenced operations on July 28, 1997.  The ASAF William Blair International Growth Fund, ASAF Alliance Growth Fund,
and ASAF Alliance Growth and Income Fund commenced operations on January 2, 1998.  The ASAF Neuberger Berman Mid-Cap Growth Fund,
ASAF Neuberger Berman Mid-Cap Value Fund, and ASAF Marsico Capital Growth Fund commenced operations on August 19, 1998.  The ASAF
Strong International Equity Fund, the ASAF Sanford Bernstein Managed Index 500 Fund, and ASAF MFS Growth with Income Fund commenced operations on November 1, 1999.  The ASAF DeAM Small-Cap Growth Fund commenced operations on March 1, 2000.  The ASAF
Goldman Sachs Mid-Cap Growth Fund, ASAF Alger All-Cap Growth Fund, ASAF Gabelli All-Cap Value Fund, ASAF INVESCO Technology Fund,
ASAF ProFund Managed OTC Fund commenced operations on September 11, 2000.  The ASAF INVESCO Health Sciences Fund, ASAF T. Rowe
Price Tax Managed Fund, ASAF Alliance/Bernstein Growth + Value Fund and ASAF Sanford Bernstein Core Value Fund commenced operations on March 1, 2001.  The ASAF DeAM Large-Cap Growth Fund and the ASAF DeAM Large-Cap Value Fund commenced operations on
May 1, 2002.

         Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisory Agreement may be terminated without penalty at any time by the Investment Manager or the Sub-advisor upon 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act) or upon termination of the
Management Agreement with respect to that particular Fund (provided that the Sub-advisor has received notice of such termination).

THE ADMINISTRATOR:

         PFPC Inc. (the "Administrator"), 103 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation which is an indirect wholly-owned subsidiary of PNC Financial Corp., serves as the administrator for both the Company.  Pursuant to administration agreements between the Administrator and the Company, respectively (the "Administration Agreements"), the
Administrator has agreed to provide certain fund accounting and administrative services to the Company, including, among other services, accounting relating to the Company and the investment transactions of the foregoing; computing daily NAVs; monitoring the investments and income of the Company for compliance with applicable tax laws; preparing for execution and filing federal and state tax returns, and annual and semi-annual shareholder reports; preparing monthly financial statements including a schedule of investments; assisting in the preparation of registration statements and other filings related to the registration of shares;
coordinating contractual relationships and communications between the Investment Manager and the Company's custodians; preparing and maintaining the Company's books of account, records of securities transactions, and all other books and records in accordance with applicable laws, rules and regulations (including, but not limited to, those records required to be kept pursuant to the 1940
Act); and performing such other duties related to the administration of the Company as may be agreed upon in writing by the parties to the respective Administration Agreements.  The administrator does not have any responsibility or authority for the management of the assets of the Funds, the determination of their investment policies, or for any matter pertaining to the distribution of securities issued by the Company.

         Under the terms of the Administration Agreements, the Administrator shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services to be provided for under the agreements.  The Administrator shall be liable for any damages arising out of its failure to perform its duties under the Administration Agreements to the extent such damages arise out of its willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.  Any person, even though also an officer, director, partner, employee or agent of the Administrator, who may be or become an officer, director, employee or agent of the Company , shall be deemed when rendering services to the Company or acting on any business of the Company (other than services or business in connection with the
Administrator's duties under the Administration Agreements) to be rendering such services to or acting solely for the Company and not as an officer, director, partner, employee or agent or one under the control or direction of the Administrator even though paid by them.  The Administration Agreements shall continue until terminated by either party on 60 days' prior written notice to the other party.

         As compensation for the services and facilities provided by the Administrator to the Company, the Company has agreed to pay the Administrator its "out-of-pocket" expenses, plus a monthly multi-class fee of $3,000 per Fund, plus (except for the ASAF
Sanford Bernstein Managed Index 500 Fund) the greater of the following monthly fee based on the average daily net assets of the
Non-Feeder Funds -- 0.10% (first $200 million), 0.06% (next $200 million), 0.0275% (next $200 million), 0.02% (next $400 million)
and 0.01% (over $1 billion) -- or a minimum annual fee of $75,000 (for primarily U.S. securities) and $100,000 (for primarily international securities) per Fund.  The fee for the ASAF Sanford Bernstein Managed Index 500 Fund is the greater of the following monthly fee based on the average daily net assets of the Fund -- 0.05% (first $200 million), 0.03% (next $200 million), 0.0275%
(next $200 million), 0.02% (next $400 million) and 0.01% (over $1 billion) - or a minimum monthly fee of $6,250.  The
Administrator has agreed to voluntarily waive certain of these fees and expenses.

         In addition, as compensation for the services and facilities provided by the Administrator to the Trust, the Trust has agreed to pay the Administrator its "out-of-pocket" expenses, plus the greater of the following monthly fee based on the average daily net assets of the Portfolios -- 0.10% (first $200 million), 0.06% (next $200 million), 0.0275% (next $200 million), 0.02%
(next $400 million) and 0.01% ($1+ billion) -- or a minimum annual fee of $75,000 (for primarily U.S. securities) and $100,000
(for primarily international securities) per Portfolio.  The Administrator has agreed to voluntarily waive certain of these fees and expenses.

         Reimbursable "out-of-pocket" expenses include, but are not limited to, postage and mailing, telephone, telex, Federal
Express, outside independent pricing service charges and record retention/storage.  For the fiscal year ended October 31, 2000, the Company paid the Administrator $2,276,671 and the Trust paid the Administrator $1,119,055. For the fiscal year ended October
31, 2001, the Company paid the Administrator $2,703,933.  For the fiscal year ended October 31, 2002, the Company paid the
Administrator $3,092,608.  These amounts do not include out-of-pocket expenses for which the Administrator was reimbursed.

QUALIFIED PLANS ADMINISTRATOR:

         American  Skandia  Fund  Services,  Inc.  ("ASFS"),  an  affiliate  of  ASISI,  receives  a fee  from  each  Fund  under an
Administration  Agreement  between ASFS and the Company with respect to services  provided in  connection  with  investments  in the
Company by certain  qualified  retirement  plans.  Pursuant  to this  agreement,  ASFS  selects  and  contracts  with third  parties providing  administrative  services for such plans  ("third-party  administrators")  or agents for such third-party  administrators.
Among other matters,  third party administrators  maintain records of the holdings in the Funds of individual plan participants.  As a result of the  third-party  administrators'  services,  the Company may realize  savings on costs that it would otherwise incur in maintaining shareholder accounts.

         ASFS uses its fee from each Fund to pay the third-party administrators and their agents, which fee may be used to reduce fees that would otherwise be payable by the qualified plan to the third-party administrator.  The fee payable to ASFS corresponds to the aggregate fees payable by ASFS to third-party administrators and agents under the terms of the agreements between ASFS and such third-party administrators and agents.  Such fees, depending on the particular agreement, are payable by ASFS either (a) at an annual rate of 0.20% of plan assets invested in the Company through such third-party administrator or agent, or (b) at a fixed dollar amount up to $15 annually per participant account that is maintained by a third-party administrator reflecting the holdings of a plan participant in a Fund.  ASFS does not receive any compensation as qualified plans administrator in addition to amounts it pays to third-party administrators and their agents and for other out-of -pocket expenses.

                                                           FUND EXPENSES

         Each Fund pays its own expenses including, without limitation: (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Fund under the 1940 Act; (iii) auditing, accounting and legal expenses; (iv) taxes and interest; (v) governmental fees; (vi) expenses of issue, sale, repurchase and redemption of Fund shares; (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter as a broker-dealer or agent under state securities laws; (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii)
association membership dues; (xiii) fees, expenses and disbursements of custodians for all services to the Fund; (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the
Directors of the Company, where applicable; (xvii) compensation and expenses of Directors of the Company, where applicable, who are not "interested persons" of the Fund, respectively; and (xviii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Company to indemnify its directors, and officers with respect thereto.  Expenses incurred by the Company not directly attributable to any specific Fund are allocated on the basis of the net assets of the respective Funds.

         The Investment Manager has voluntarily agreed until March 1, 2004 to reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the management fee, which in the aggregate exceed specified percentages of the Fund's average net assets as follows:

         ASAF Strong International Equity Fund: 1.60%

         ASAF William Blair International Growth Fund: 1.60%

         ASAF American Century International Growth Fund: 1.60%

         ASAF DeAM International Equity Fund: 1.70%

         ASAF PBHG Small-Cap Growth Fund: 1.30%

         ASAF DeAM Small-Cap Growth Fund: 1.40%

         ASAF Gabelli Small-Cap Value Fund: 1.40%

         ASAF Goldman Sachs Mid-Cap Growth Fund: 1.40%

         ASAF Neuberger Berman Mid-Cap Growth Fund: 1.35%

         ASAF Neuberger Berman Mid-Cap Value Fund: 1.35%

         ASAF Alger All-Cap Growth Fund: 1.35%

         ASAF Gabelli All-Cap Value Fund: 1.35%

         ASAF INVESCO Technology Fund: 1.40%

         ASAF INVESCO Health Sciences Fund: 1.40%

         ASAF ProFund Managed OTC Fund: 1.25%

         ASAF Alliance Growth Fund: 1.30%

         ASAF Marsico Capital Growth Fund: 1.30%

         ASAF Goldman Sachs Concentrated Growth Fund: 1.25%

         ASAF DeAM Large-Cap Growth Fund: 1.17%

         ASAF T. Rowe Price Tax Managed Fund: 1.30%

         ASAF Alliance/Bernstein Growth + Value Fund: 1.35%

         ASAF Sanford Bernstein Core Value Fund: 1.20%

         ASAF DeAM Large-Cap Value Fund: 1.15%

         ASAF Sanford Bernstein Managed Index 500 Fund: 1.00%

         ASAF Alliance Growth & Income Fund: 1.15%

         ASAF MFS Growth with Income Fund: 1.30%

         ASAF INVESCO Capital Income Fund: 1.17%

         ASAF American Century Strategic Balanced Fund: 1.15%

         ASAF Federated High Yield Bond Fund: 1.00%

         ASAF PIMCO Total Return Bond Fund: 1.00%

         ASAF Money Market Fund: 1.00%

         The Investment Manager may terminate the above voluntary agreements at any time after March 1, 2004.  Voluntary payments of Fund expenses by the Investment Manager may be made subject to reimbursement by the Fund, at the Investment Manager's discretion, within the two year period following such payment to the extent permissible under applicable law and provided that the
Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

                                                     DISTRIBUTION ARRANGEMENTS

THE DISTRIBUTOR:

         American Skandia Marketing, Incorporated ("ASM" or the "Distributor"), located at One Corporate Drive, Shelton,
Connecticut 06484, serves as the principal underwriter and distributor for each Fund pursuant to an underwriting agreement initially approved by the Directors of the Company (the "Underwriting Agreement").  The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD").  The Distributor is an "affiliated person" (within the meaning of the 1940 Act) of the Company, the Trust and the Investment Manager, being a wholly-owned subsidiary of American
Skandia, Incorporated.

         Shares of each Fund will be continuously offered and will be sold by selected broker-dealers who have executed selling agreements with the Distributor.  The Distributor bears all the expenses of providing services pursuant to the Underwriting
Agreement.  Each Fund bears the expenses of registering its shares with the SEC and with applicable state regulatory authorities.
The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or "interested persons" of any such party
(as defined in the 1940 Act); or (ii) by the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act).  In the event that the Underwriting Agreement terminates, all obligations of the Distributor thereunder shall cease, including the Distributor's undertaking to purchase Class X Bonus Shares.  For information regarding Class X Bonus Shares and the Distributor's undertaking, see the Company's Prospectus under "How to Buy Shares: Purchase of Class X Shares."  The
Distributor is not obligated to sell any specific amount of shares of any Fund.

         The following table shows, for the period ended September 30, 2002, information about the compensation received by the
Distributor:

Net Underwriting Commissions
(portion of initial sales charge retained by Distributor):                      $840,553
Compensation on Redemptions:                                                    $19,870,447
Other Compensation from other Distribution Plans:                               $45,497,381
Total Sales Charge A:                                                           $4,821,998
Portion Paid to Brokers:                                                        $3,981,445
Retained by Distributor:                                                        $840,553
Total Sales Charge C:                                                           $1,928,380

         For the period ended September 30, 2001, aggregate underwriting commissions were $11,533,899, of which, $1,579,017 was retained by the Distributor.  For the period ended September 30, 2000, aggregate underwriting commissions were $24,768,248, of which $3,086,093 was retained by the Distributor.

THE DISTRIBUTION PLANS:

         The Company has adopted separate Distribution and Service plans (commonly referred to as "12b-1 Plans") for Class A, B, C and X shares of each Fund (the "Class A Plan," "Class B Plan," "Class C Plan" and "Class X Plan," individually, and collectively, the "Class Plans") pursuant to appropriate resolutions of the Directors of the Company and in accordance with the requirements of
Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges.  The
Class Plans permit the payment of certain fees from Fund assets to the Distributor, an affiliate of the Investment Manager, for its services and costs in distributing Fund shares and providing for services to shareholder accounts.  In addition, the Company adopted a Supplemental Distribution Plan (the "Supplemental Plans," and together with the Class Plans, the "Plans") under Rule
12b-1 under the 1940 Act to permit the Distributor to receive brokerage commissions in connection with purchases and sales of securities held by the Funds, and to use these commissions to promote the sale of shares of the Funds.  The Supplemental
Distribution Plan for the Company was terminated by the vote of the majority of the Directors of the Company who are not interested persons of the Company and have no direct or indirect financial interest in the operations of the Supplemental
Distribution Plan.  Since July 2000 when the Supplemental Distribution Plan suspended its operations, no payments have been made under the Supplemental Distribution Plan.

         Under the Plans, the Distributor may use the amounts received to pay various distribution-related expenses, such as advertising, printing of sales materials, training sales personnel, and compensating broker-dealers who sell shares of the Company and provide services to shareholder accounts.  Such broker-dealer compensation may include initial sales concessions, ongoing sales and service fees, and additional marketing fees requested by selling broker-dealers, all as described below under "Dealer
Compensation Information." The Distributor may receive compensation under the Plans regardless of whether it actually uses such compensation to pay distribution expenses.  The Distributor has assigned its right to receive any distribution and service fees under the Class B Plan and the Class X Plan, as well as any contingent deferred sales charge for Class B and Class X shares, to an unaffiliated third party that finances the sale of Class B and Class X shares.

         The following table shows, for the period ended September 30, 2002, the nature and amount of the expenditures made under the Plans:

         Advertising and sales literature and fulfillment:             $1,049,210
         Printing of prospectuses and reports
         for other than current shareholders:                          $432,346
         Compensation to sales personnel:
                  (including direct expenses
                  of sales personnel):                                 $6,408,808
         Compensation to dealers
                  (Class A shares):                                    $5,443,596
         Compensation to dealers
                  (Class B shares):                                    $18,590,096
         Compensation to dealers
                  (Class C shares):                                    $10,061,850
         Compensation to dealers
                  (Class X shares):                                    $1,190,052
         Purchase of Class X bonus
                  Shares:                                              $990,934
         Other dealer compensation:                                    $1,443,901

         The distribution expenses paid under the Plans will be intended to result in the sale of shares of the Company's various
Funds.  As a result, amounts incurred by a Fund under the Plans (including brokerage commissions paid by a Fund under the
Supplemental Plans) may be used in a manner that promotes the sale of shares of other Funds.  Certain Funds of the Company may not be available for additional investments or for purchase by new investors.  Distribution expenses that are not attributable to a particular Fund will be allocated among the Funds on different bases (e.g., relative asset size and relative new sales of the
Funds) depending on the nature of the expense and the manner in which the amount of such expense is determined.  Distribution expenses that are attributable to a particular class of a Fund (e.g., sales concessions) will be allocated to that class.

         The Plans were adopted by a majority vote of the Directors of the Company, including at least a majority of Directors, as applicable, who are not "interested persons" of the Funds (as defined in the 1940 Act) and who do not have any direct or indirect financial interest in the operation of the Plans, cast in person at meetings called for the purpose of voting on the Plans.  In approving the Plans, the Directors of the Company  identified and considered a number of potential benefits which the Plans may provide, including, but not limited to, improving the Distributor's ability to attract investments by enabling it to compensate broker-dealers selling shares of the Funds adequately and in the most effective manner, and that the resulting increases in assets should enable the Funds to achieve greater economies of scale and lower their per-share operating expenses.  The Directors also considered the benefit of promoting shareholder access to the services of broker-dealer representatives who have knowledge of the shareholders' particular circumstances and goals.  With respect to the Class X Plan, the Directors considered the possible increase in investor interest and consequent increase in portfolio assets resulting from the use of the fees payable under such plan, in part, to facilitate the Distributor's purchase of additional shares for Class X investors as a bonus.  The Directors of the Company believe that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders in the manner contemplated.

         Each Plan, pursuant to its terms, remains in effect from year to year provided such continuance is approved annually by vote of the Directors, as applicable, in the manner described above.  All material amendments to the Plans must be approved by the
Directors, as applicable, in the manner described above.  The Class Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each class of a Fund affected thereby entitled to vote thereon under the 1940 Act.  The Supplemental Plans may not be amended to materially change the source of monies from which distribution expenses are paid without approval of the shareholders of each Fund affected thereby entitled to vote thereon under the 1940 Act.
The Plans may be terminated as to additional shares of any Fund at any time, without payment of a penalty, by vote of the majority of the Directors, as applicable, who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the class, Fund affected thereby entitled to vote thereon under the 1940 Act.  A Plan will automatically terminate in the event of its
"assignment" (as defined in the 1940 Act).

DEALER COMPENSATION INFORMATION

         In addition to the dealer compensation information described in the Company's Prospectus, the following may be applicable to the purchase of Fund shares.

         Class A Dealer Compensation.  The concessions paid to dealers and brokers from the initial sales charge on the sale of
Class A shares are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                                  Concession                                     Concession
                                                  (as % of                                       (as % of
Amount of Purchase:                               offering                                       offering
------------------                                ---------                                      --------
                                                  price)                                         price)
                                                  ------                                         ------
Less than $50,000                                     3.50%                                          5.00%
$50,000 up to $100,000                                3.00%                                          4.25%
$100,000 up to $250,000                               2.50%                                          3.25%
$250,000 up to $500,000                               1.75%                                          2.50%
$500,000 up to $1 million                             1.25%                                          2.00%

         In addition, the Distributor may allocate the entire amount of the initial sales charge for the sale of Class A shares to dealers for all sales occurring during a particular period.

         The Distributor uses distribution and service fees received under the Class A Plan to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts.  Such compensation generally is paid by the Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to
Class A shares held in accounts of the dealer or its customers.  However, in the case of shares purchased at NAV with a CDSC, the
Distributor will pay the dealer of record a sales commission in an amount equal to 0.50% of the amount invested, and the ongoing compensation will not begin until one year after purchase.  NAV shares are not subject to the one-year exclusion in cases where the shareholder has made arrangements with the Company and the dealer of record waives the sales commission.

         Class B Dealer Compensation. The Distributor uses distribution and service fees received under the Class B Plan to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts.  Such compensation is paid by the Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to Class B shares (and any shares purchased by the reinvestment of dividends or capital gains) held for over seven years.

         The Distributor normally pays a sales concession of 5.50% (and may pay up to 6.00%) of the purchase price of Class B shares to the dealer from its own resources at the time of the sale.

         Class X Dealer Compensation. The Distributor uses distribution and service fees received under the Class X Plan  as reimbursement for its purchases of Bonus Shares, as well as to compensate qualified dealers, brokers, banks and other financial institutions for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts.
Such latter compensation is paid by the Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to Class X shares (and any shares purchased by the reinvestment of dividends or capital gains as such shares) held for over seven years.

         The Distributor normally pays a sales concession of 3.00% (and may pay up to 3.50%) of the purchase price of Class X shares to the dealer from its own resources at the time of the sale.

         Class C Dealer Compensation. The Distributor uses distribution and service fees received under the Class C Plan to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts.  The Distributor currently pays a 2.00% fee to dealers in advance upon sale of Class C shares and retains the fee paid by the Fund in the first year.  After the shares have been held for a year, the Distributor pays the fee to dealers on a quarterly basis.  The Class C CDSC is waived, and the one-year exclusion on ongoing compensation does not apply, in cases where the shareholder has made arrangements with the Company and the dealer of record waives the 2.00% fee upon sale.  Similarly, the initial fee is not paid and the payment of ongoing quarterly compensation begins immediately after purchase with respect to shares purchased under an asset allocation program sponsored by ASISI or its affiliates.

         Additional Dealer Compensation. In addition to the amounts paid to dealers as concessions that are discussed above with respect to each class of the Company's shares, the Distributor may enter into special compensation arrangements with dealers that have sold or are expected to sell large amounts of shares.  As of January 1, 2002, the Distributor had entered into thirty-five such arrangements, one of which called for compensation based on a specified percentage of the value of shares held by the
Dealer's customers, twenty-seven of which called for compensation based on a specified percentage of the value of shares sold by the Dealer, and seven of which called for compensation based on a combination of assets and sales.  None of these payments will change the price an investor pays for shares.

                                                  DETERMINATION OF NET ASSET VALUE

         The net asset value ("NAV") per share of each Fund is determined in the manner described in the Company's Prospectus.
Each Fund will determine the NAV of its shares on each day that the New York Stock Exchange (the "NYSE") is open for business.
The Directors of the Company have each established procedures for valuing the assets of the Funds.  In general, these valuations are based on market quotations.  However, in certain circumstances where market quotations are not readily available, assets are valued by methods specified in the procedures that are believed to accurately reflect the assets' fair value.

         Securities held by each Fund, other than the ASAF Money Market Fund (the "Money Market Fund"), that are valued based on market quotations will be valued as follows: portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market (including the NASDAQ National Market System) on which such securities primarily are traded.  Securities not listed on an exchange or securities market, or securities in which there were not transactions on that day, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available.  Portfolio securities which are traded both "over-the-counter" and on an exchange are valued according to their primary market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE.  The values of such securities used in computing the net asset value of the shares of a Fund generally are determined as of such earlier times.  Foreign currency exchange rates are also generally determined prior to the close of the NYSE.  Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which such values usually are determined and the close of the
NYSE.  If such extraordinary events occur, their effects may not be reflected in the net asset value of a Fund calculated as of the close of the NYSE on that day.

         The NAV per share of the Money Market Fund is determined by using the amortized cost method of valuing portfolio instruments.  Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the NAV is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity.  In periods of declining interest rates, the indicated daily yield on shares of the Fund computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the indicated daily yield on shares of the Fund computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates.  In addition, short-term obligations with remaining maturities of less than 60 days that are held by any Fund are valued at amortized cost.

         The amortized method of valuation is intended to permit the Money Market Fund to maintain a constant NAV per share of
$1.00.  No assurances can be given that this can be attained.  The Directors of the Company, where applicable, periodically review the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used.  In the event such a deviation would exceed one-half of one percent, the Directors of the Company will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair value, and
(considered highly unlikely by management of the Company) redemption of shares in kind (i.e., with portfolio securities).

         A Fund's maximum offering price per Class A share, other than for the ASAF Money Market Fund, is determined by adding the maximum sales charge to the NAV per share.  Class A shares of the ASAF Money Market fund, Class B, C and X shares are offered at
NAV without the imposition of an initial sales charge.

                                                   ADDITIONAL INFORMATION ON THE
                                                 PURCHASE AND REDEMPTION OF SHARES

REDUCTION OR WAIVER OF SALES CHARGES AND CDSC ON CLASS A SHARES:

         The Company's Prospectus under "How to Buy Shares" describes certain reductions and/or waivers of sales charges and CDSC that apply to the purchase of Class A Shares.  The following provides more specific information on such reductions or waivers as well as certain additional waivers.

         Waiver of All Class A Sales Charges.  No sales charge is imposed on sales of Class A shares for the following investors:
(1) the Investment Manager, its parent company, any affiliate or subsidiary of the parent company; (2) present or former officers, directors and trustees (and their parents, spouses and dependent children) of the Company and the Investment Manager (including its parent company or any affiliate or subsidiary of the parent company); (3) present employees (and their parents, spouses and dependent children) of the Company, the Investment Manager (including its parent company or any affiliate or subsidiary of the parent company) or the Sub-advisors, and any retirement plans established by such entities for their employees; (4) accounts with respect to which any person described in (2) and (3) above acts as a custodian on behalf of a minor (including Uniform Gift to
Minors Act and Uniform Transfer to Minors Act accounts); (5) present partners and employees (and their parents, spouses and dependent children) of the Transfer Agent and the Company's legal counsel and administrator; (6) broker-dealer firms that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
(7) employees and registered representatives (and their parents, spouses and dependent children) of broker-dealers or financial institutions that have entered into sales arrangements with such broker-dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); (8) employees of firms providing the Company or their affiliates with regular, legal, actuarial, auditing, underwriting, claims, administrative, computer support and marketing services; (9) any Sub-advisor of the Company; and (10) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party.

         Waiver of Class A CDSC.  The Class A CDSC is waived in the following cases if shares are redeemed and the Transfer Agent is notified: (1) redemptions under a Systematic Withdrawal Plan as described in this Prospectus under "Special Investment Programs and Privileges"; (2) redemptions to pay premiums for optional insurance coverage described in this Prospectus under "Special
Investment Programs and Privileges"; (3) redemptions following death or post-purchase disability (as defined by Section 72(m)(7)
of the Code); (4) distributions or loans to participants of qualified retirement plans and other employee benefit plans; (5) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or 403(b)(7) plan equal to the percentage of your plan assets held in Class A shares of the Company; (6) the portion of any substantially equal periodic payments (as described in Section 72(t)
of the Code) equal to the percentage of your plan assets held in class A shares of the Company; (7) the return of excess contributions made to your IRA, SIMPLE IRA, 403(b)(7) plan or 401(k) plan; and (8) where the shareholder has made arrangements with the Company and the dealer of record waives its initial sales commission.

         Combined Purchases.  Initial sales charge reductions are available by combining into a single transaction the purchase of
Class A shares with the purchase of any other class of shares.  Qualifying purchases include: (1) individual purchases by a trustee (or other fiduciary) if the investment is for a single trust estate or single fiduciary account, including an employee benefit plan other than those described above; and (2) purchases by qualified employee benefit plans, other than those described above, of a single employer, or of affiliated employers as defined in the 1940 Act.  Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

         Rights of Accumulation:  Each Fund offers to all qualifying investors certain "rights of accumulation" under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the then current purchase amount plus (b) an amount equal to the then current NAV of the purchaser's holdings of all shares of any Fund of the
Company.  Acceptance of the purchase order is subject to confirmation of qualification.  A qualifying investor's rights of accumulation may be amended or terminated at any time as to subsequent purchases.

         Letter of Intent:  Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI").  In computing the total amount purchased for purposes of determining the applicable sales commission, the offering price of shares currently held in the Funds which were purchased within 90 days from the date of acceptance of the LOI may be used as a credit toward Fund shares to be purchased under the LOI.  Class A, B, C and X shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI.  During the term of an LOI, American Skandia Fund Services, Inc., the Company's transfer agent (the "Transfer Agent"), will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the amount indicated on the LOI is not purchased.  Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased.  An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI.  If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time.  If the Class A shareholder does not (within twenty days after a written request by the Transfer Agent) pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference.  Additional information about the terms of the LOI are available from your registered representative.

SPECIAL REDEMPTIONS:

         Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors of the Company.  When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV.  The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash from any one account during any 90-day period up to the lesser of $250,000 or 1% of the NAV of the applicable Fund at the beginning of such period.

SUSPENSION OF REDEMPTIONS:

         A Fund may not suspend a shareholder's right of redemption or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange ("NYSE") is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

         For further information regarding the purchase and redemption of Fund shares, see "How to Buy Shares" and "How to Redeem
Shares," respectively, in the Company's Prospectus.

                                                       PORTFOLIO TRANSACTIONS

BROKERAGE ALLOCATION:

         Subject to the supervision of the Directors of the Company, decisions to buy and sell securities for the Company are made for each Fund by its respective Sub-advisor.  Each Sub-advisor is authorized to allocate the orders placed by it on behalf of the applicable Fund to brokers who also provide research or statistical material or other services to the Sub-advisor or the Fund for the use of the applicable Fund and other accounts as to which the Sub-advisor exercises investment discretion.  Such allocation shall be in such amounts and proportions as the Sub-advisor shall determine. The Sub-advisor may consider sale of shares of the
Funds, or may consider or follow recommendations of the Investment Manager that take such sales into account, as factors in the selection of brokers to effect portfolio transactions for a Fund, subject to the requirements of best net price available and most favorable execution.  In this regard and subject, in all cases, to receipt of best net price available and most favorable execution, the Investment Manager may request Sub-advisors to effect a portion of their Fund's investment transactions through broker-dealers that sell shares of the Fund or will, in effecting such transactions, utilize other broker-dealers who sell shares of the Fund to provide clearing and settlement services for part or all of such transactions.

         As noted above, a Sub-advisor may purchase new issue securities on behalf of the applicable Fund in an underwritten fixed price offering.  In these situations, the underwriter or selling group member may provide the Sub-advisor with research in addition to selling the securities (at the fixed public offering price).  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker/dealer in this situation provides knowledge that may benefit the Fund without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) of the Securities Exchange
Act of 1934 because the broker/dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the NASD has adopted rules expressly permitting broker/dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances.  As a general matter, in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-advisor also may allocate orders to brokers or dealers affiliated with the Sub-advisor or the Investment Manager.  Such allocation shall be in amounts and proportions as the Sub-advisor shall determine.  The Sub-advisor will report on these allocations of brokerage either to the
Investment Manager, which will report on such allocations to the Directors of the Company, or, if requested, directly to the
Directors.

         In selecting a broker to effect each particular transaction, each Sub-advisor will take the following factors among other factors into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.  Subject to such policies and procedures as the Directors of the Company may determine, a
Sub-advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay a broker that provides research services to the Sub-advisor an amount of commission for effecting an investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Sub-advisor's ongoing responsibilities with respect to the Fund and other accounts as to which the Sub-advisor exercises investment discretion.  Accordingly, the amount of the brokerage commission in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the services offered.  For the fiscal year ended October 31, 1999, aggregate brokerage commissions of $2,169,322 and $853,911 were paid in relation to brokerage transaction of the Company.  For the fiscal year ended October 31, 2000, aggregate brokerage commissions of $4,563,593 and $978,509 were paid in relation to brokerage transactions of the Company. For the fiscal year ended October 31, 2001, aggregate brokerage commissions of $10,916,811 and $2,056,276 were paid in relation to brokerage transactions of the Company.  The increase in commissions paid is primarily the result of the increase in the Company's net assets.

         During the fiscal years ended October 31, 2000 and October 31, 2001, brokerage commissions were paid by the ASAF American
Century International Growth Fund to certain affiliates of Rowe Price-Fleming International, Inc., the former Sub-advisor of the
Portfolio, in the amount of $3,724 and $5,214, respectively.  During the fiscal year ended October 31, 2002,  brokerage commissions were paid by the ASAF American Century International Growth Fund to J.P. Morgan Securities, Inc., an affiliate of
American Century Investment Management, Inc. in the amount of $20,536.  For the year ended October 31, 2002, 3.48% of the total brokerage commissions paid by this Fund were paid to the affiliated brokers, with respect to transactions representing 2.54% of the Fund's total dollar amount of transactions involving the payment of commissions.  During the fiscal years ended October 31,
2000, October 31, 2001 and October 31, 2002, brokerage commissions were paid to J.P. Morgan Securities, Inc. by the ASAF American
Century Strategic Balanced Fund in the amount of $2,660, $1,480 and $1,081, respectively.  For the year ended October 31, 2002,
..34% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing .48% of the Fund's total dollar amount of transactions involving the payment of commissions.  During the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, brokerage commissions were paid to Neuberger Berman, LLC, an affiliate of Neuberger Berman Management Inc., by the ASAF Neuberger Berman Mid-Cap Growth Fund in the amount of $63,243, $159,266 and $166,238, respectively.  For the year ended October 31, 2002, 38% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 36% of the Fund's total dollar amount of transactions involving the payment of commissions.  During the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002,
brokerage commissions were paid to Neuberger Berman, LLC by the ASAF Neuberger Berman Mid-Cap Value Fund in the amount of
$122,881, $557,627 and $442,096, respectively.  For the year ended October 31, 2002, 65% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 65% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000 and October 31, 2001, brokerage commissions were paid to Banc of America Securities, LLC, an affiliate of Marsico Capital Management, LLC, by the ASAF Marsico
Capital Growth Fund in the amount of $102,707 and $95,991, respectively.  During the fiscal year ended October 31, 2002, brokerage commissions were paid by the ASAF Marsico Capital Growth Fund to Nations Banc/Montgomery Securities, an affiliate of Marsico
Capital Management, LLC in the amount of $26,477.  For the period ended October 31, 2002, 1.8% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 2.6% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000 and October 31, 2001, brokerage commissions were paid to Donaldson Lufkin Jenrette Securities Corporation Inc., an affiliate of Alliance Capital
Management L.P., by the ASAF Alliance Growth and Income Fund in the amount of $546 and $0, respectively.  For the fiscal year ended October 31, 2002, brokerage commissions were paid by the ASAF Alliance Growth and Income Fund to Sanford C. Bernstein & Co.,
LLC, an affiliate of Alliance Capital Management L.P., in the amount of $47,541.  For the period ended October 31, 2002, 4.8% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing
3.2% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal year ended October
31, 2002, brokerage commissions were paid by the ASAF Alliance Growth Fund to Sanford C. Bernstein & Co., LLC in the amount of
$440.  For the period ended October 31, 2002, .2% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing .2% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000 and October 31, 2001, and October 31, 2002 brokerage commissions were paid to an affiliate of Sanford C. Bernstein & Co., LLC by the ASAF Sanford Bernstein Managed Index 500 Fund in the amount of
$59,002, $66,508 and $74,853, respectively.  For the period ended October 31, 2002, 57% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 55% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000, October 31, 2001 and October 31,
2002, brokerage commissions were paid to an affiliate of Fred Alger Management, Inc., by the ASAF Alger All-Cap Growth Fund in the
amount of $6,047, $52,382 and $117,242, respectively.  For the period ended October 31, 2002, 75% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 77% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000, October
31, 2001 and October 31, 2002, brokerage commissions were paid to an affiliate of Prudential Securities Incorporated, an affiliate
GAMCO Investors, Inc. by the ASAF Gabelli All-Cap Value Fund in the amount of $7,620, $162,464 and $113,902, respectively.  For the period ended October 31, 2002, 90% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 95% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, brokerage commissions were paid to Prudential Securities Incorporated, an affiliate GAMCO Investors, Inc. by the ASAF Gabelli Small-Cap Value Fund in the amount of $126,052, $384,338 and $258,622, respectively.  For the period ended October 31, 2002, 88% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 93% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal years ended October 31, 2001 and October 31, 2002, brokerage commissions were paid to an affiliate of Sanford C. Bernstein & Co., LLC by the ASAF Alliance/Bernstein Growth + Value
Fund in the amount of $14,224 and $23,900.  For the period ended October 31, 2002, 99% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 99% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal year ended October 31, 2001 and October 31, 2002, brokerage commissions were paid to an affiliate of Sanford C. Bernstein & Co., LLC by the ASAF Sanford Bernstein Core Value Fund in the
amount of $15,131 and $40,308.  For the period ended October 31, 2002, 100% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 100% of the Fund's total dollar amount of transactions involving the payment of commissions.  For the fiscal year ended October 31, 2002, brokerage commissions were paid by the ASAF DeAM Small-Cap Growth Fund to DB Alex Brown, an affiliate of Deutsche Asset Management, Inc., in the amount of $64,818.
For this period, 24% of the total brokerage commissions paid by this Fund were paid to the affiliated broker, with respect to transactions representing 31% of the Fund's total dollar amount of transactions involving payment of commissions.

ALLOCATION OF INVESTMENTS:

         The Sub-advisors of the Funds have other advisory clients, some of which have similar investment objectives to one or more of the Funds for which advisory services are being provided.  In addition, a Sub-advisor may be engaged to provide advisory services for more than one Fund.  There will be times when a Sub-advisor may recommend purchases and/or sales of the same securities for a Fund and the Sub-advisor's other clients.  In such circumstances, it will be the policy of each Sub-advisor to allocate purchases and sales among a Fund and its other clients, including other Funds for which the Sub-advisor provides advisory services, in a manner which the Sub-advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding period and other pertinent factors relative to each account.

PORTFOLIO TURNOVER:

         Each Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the
Sub-advisor and/or the Investment Manager determines that such a disposition is in the Fund's best interest.  Portfolio turnover rates may increase as a result of the need for a Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's or Investment Manager's control.  A high rate of portfolio turnover (generally in excess of 100%) involves correspondingly higher brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders.  Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs.  High portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for a Fund's shareholders.

         The turnover  rates for the ASAF Alger  All-Cap  Growth Fund for the year ended October 31, 2001 and the year ended October
31, 2002 were 70% and 198%,  respectively.  The down market in 2002 resulted in a higher than average  turnover  rate.  The turnover rates for the ASAF INVESCO  Health  Sciences  Fund for the year ended  October 31, 2001 and the year ended October 31, 2002 were 35%
and 122%,  respectively.  This Fund commenced  operations on March 1, 2001,  which  resulted in low portfolio  turnover for the year ended October 31, 2001. The turnover rates for the ASAF American  Century  International  Growth Fund for the year ended October 31,
2001 and the year  ended  October  31,  2002 were  202% and 287%,  respectively.  Excessive  market  timing  caused an  increase  in portfolio  turnover in 2002.  The turnover  rates for the ASAF DeAM  International  Equity Fund for the year ended  October 31, 2001 and the year  ended  October  31,  2002 were 655% and  515%,  respectively.  Deutsche  Asset  Management,  Inc.  became  the  Fund's sub-advisor  on May 1, 2002.  This change in fund  management  resulted in the  variation  of portfolio  turnover  rate from 2001 to
2002.  The turnover  rates for the ASAF PIMCO Total Return Bond Fund for the year ended  October 31, 2001 and the year ended October
31, 2002 were 394% and 250%,  respectively.  The Sub-advisor  does not manage the Fund to any target  portfolio  turnover rates. The turnover  rates for the ASAF Alliance  Growth Fund for the year ended October 31, 2001 and the year ended October 31, 2002 were 103%
and 51%,  respectively.  The market and economic  environment  in 2002  resulted in a low  portfolio  turnover  rate for that fiscal year.  The turnover  rates for the ASAF  Neuberger  Berman Mid-Cap Value Fund for the year ended October 31, 2001 and the year ended
October 31, 2002 were 219% and 109%,  respectively.  In line with its valuation discipline,  this Fund sold a large number of stocks that had  significantly  appreciated in the twelve month period prior to the 2001 fiscal year which result in a higher turnover rate for that year.  The turnover  rates for the ASAF Strong  International  Equity Fund for the year ended October 31, 2001 and the year ended October 31, 2002 were 97% and 155%,  respectively.  Strong Capital Management,  Inc. became the Fund's sub-advisor on December
10, 2001 and trading  precipitated by this change  resulted in the high portfolio  turnover for the year ended October 31, 2002. The turnover  rates for the ASAF DeAM  Small-Cap  Growth Fund for the year ended  October  31, 2001 and the year ended  October 31, 2002 were 110% and 309%,  respectively.  Deutsche Asset Management,  Inc. became the Fund's  sub-advisor on December 10, 2001 and trading precipitated by this change resulted in the high portfolio turnover for the year ended October 31, 2002.

         A 100% portfolio turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period.  For additional information regarding portfolio turnover, see the Company's Prospectus under "Portfolio Turnover"
and "Financial Highlights."

                                                   ADDITIONAL TAX CONSIDERATIONS

         Federal Income Tax Consequences.  Each Fund is treated as a separate entity for federal income tax purposes.  Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future.  As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items,
U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than
U.S. Government securities or securities of other regulated investment companies).  As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements (the
"Distribution Requirement").  For additional information regarding the Funds' treatment as regulated investment companies under the Code, and certain consequences if such treatment is not accorded any Fund, see the Company's Prospectus under "Dividends,
Capital Gains and Taxes."

         Each Fund will be subject to a 4% non-deductible federal excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year.  Each Fund intends to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations ("passive foreign investment companies" or "PFICs") that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gains) or at least 50% of whose average assets produce or are held for the production of such passive income, that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders.  A certain election (treating the PFIC as a "qualified electing fund") filed with the Fund's federal income tax return may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize ordinary taxable income and net capital gain of the PFIC without the corresponding receipt of cash which may need to be distributed by the Fund to satisfy the Distribution Requirement.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Funds would be entitled to avoid the tax consequences described in the previous paragraph by electing to mark-to-market their stock in certain PFICs.  Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         Gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies themselves, or payables or receivables denominated in a foreign currency are generally treated as ordinary income and loss.

         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  A Fund, more than 50% of the value of whose total assets at the close of a taxable year consists of stock or securities in foreign corporations, may elect to "pass-through" these foreign taxes to its shareholders, in which case each shareholder will be required to include its pro rata portion thereof in its gross income but, if it itemizes deductions, will be able to deduct or (subject to various limitations) will be able to claim a credit for its portion of such taxes, in computing its federal income tax liability.

         Each Fund that invests in zero coupon securities or in other securities with original issue discount (or securities with market discount, if the Fund elects to include market discount in income currently) must accrue such discount income currently even if no corresponding payment is received.  However, because income subject to a Fund's Distribution Requirement includes such accrued discount, to satisfy that requirement, a Fund may have to dispose of its securities under disadvantageous circumstances, or borrow, to generate the needed cash.

         Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for federal income tax purposes with other such contracts or with securities positions, and this may affect the character and timing of gains or losses realized by the Fund on such contracts, options or securities.  Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of securities included in the straddles for purposes of the 30% of gross income test described above, and therefore, a Fund's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain options, futures and foreign currency contracts held by a Fund at the end of each taxable year will be required to be "marked-to-market" for federal income tax purposes -- i.e., treated as having been sold at market value.  For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the
Fund has held such options or futures.  However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% gross income test above.  Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation.  Each Fund will consider whether it should seek to satisfy those requirements to enable the Fund to qualify for this treatment for hedging transactions.

         To maintain a constant $1.00 per share NAV, the Directors of the ASAF Money Market Fund (the "Money Market Fund") may
direct that the number of outstanding shares be reduced pro rata.  If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.  The adjustment may result in a shareholder having more dividend income than net income in his account for a period.  When the number of outstanding shares of the Money Market Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed.  This difference may be realized as a capital loss when the shares are liquidated.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Company's Prospectus whether taken in shares or in cash.  These distributions will be treated as dividends, but will qualify for the 70% dividends-received deduction for the Fund's corporate shareholders only to the extent designated in a notice to the Fund's shareholders as being attributable to dividends received by the Fund.
Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a
Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund (other than the Money Market Fund), a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the
Fund.  Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the NAV of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund, other than the Money Market Fund (including an exchange for other Fund shares), a shareholder may realize a taxable gain or loss.  Such gain or loss will be capital if the shares are capital assets in the shareholder's hands and will be long-term or short-term capital gain or loss, depending upon the shareholder's holding period for the shares.  A sales charge paid in purchasing shares of a Fund ("load charge") cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the same or another Fund are subsequently acquired without payment of a load charge pursuant to a reinvestment or exchange privilege.  Such disregarded load charge will result in an increase in the shareholder's tax basis in the Fund shares subsequently acquired. Also, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after such disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  If Fund shares are redeemed or exchanged at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on those shares.

         Each shareholder will be required to furnish its social security or taxpayer identification number and certify that such number is correct and that the shareholder is not subject to back-up withholding for failure to report income to the IRS.  Failure to comply with applicable IRS regulations, including the certification procedures described above, may result in the Fund being required to collect back-up withholding at a 31% rate on taxable distributions and redemptions to the shareholder.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans.  Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) generally.  The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions.

         A foreign shareholder (i.e., a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership) not engaged in a U.S. trade or business with which its investment in a Fund is effectively connected will be subject to federal income tax treatment that is different from that described above.  These investors may be subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to backup withholding at the rate of 31% on certain other payments from the Fund.  Distributions treated as long term capital gains to foreign shareholders will not be subject to federal income tax unless the distributions are effectively connected with the shareholder's U.S. trade or business or, in the case of a non-resident alien individual, the shareholder is present in the U.S. for more than 182 days during the taxable year and certain other conditions are met.  Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

         State and Local Tax Consequences.  Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business.  In addition, in those states or localities which have income tax laws, the treatment of such
Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such
Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities.
Shareholders should consult their own tax advisers with respect to any state or local taxes.

                                                   CAPITAL STOCK OF THE COMPANY &
                                                  PRINCIPAL HOLDERS OF SECURITIES

         Capital Stock.  The authorized capital stock of the Company consists of the following shares (par value $.001 per share):
ASAF DeAM International Equity Fund (125 million); ASAF American Century International Growth Fund (125 million); ASAF Strong
International Equity Fund (125 million); ASAF William Blair International Growth Fund (100 million); ASAF PBHG Small-Cap Growth
Fund (125 million); ASAF DeAM Small-Cap Growth Fund (125 million); ASAF Gabelli Small-Cap Value Fund (125 million); ASAF Goldman
Sachs Mid-Cap Growth Fund (125 million); ASAF Neuberger Berman Mid-Cap Growth Fund (125 million); ASAF Neuberger Berman Mid-Cap
Value Fund (125 million); ASAF Alger All-Cap Growth Fund (125 million); ASAF Gabelli All-Cap Value Fund (125 million); ASAF
INVESCO Technology Fund (125 million); ASAF INVESCO Health Sciences Fund (125 million); ASAF ProFund Managed OTC Fund (125 million); ASAF Alliance Growth Fund (125 million); ASAF Marsico Capital Growth Fund (200 million); ASAF Goldman Sachs Concentrated
Growth Fund (325 million); ASAF DeAM Large-Cap Growth Fund (125 million); ASAF T. Rowe Price Tax Managed Fund (125 million); ASAF
Alliance/Bernstein Growth + Value Fund (125 million); ASAF Sanford Bernstein Core Value Fund (125 million); ASAF DeAM Large-Cap
Value Fund (125 million); ASAF Sanford Bernstein Managed Index 500 Fund (125 million); ASAF Alliance Growth and Income Fund (125 million); ASAF MFS Growth with Income Fund (125 million); ASAF INVESCO Capital Income Fund (125 million); ASAF American Century
Strategic Balanced Fund (125 million); ASAF Federated High Yield Bond Fund (125 million); ASAF PIMCO Total Return Bond Fund (125 million); and ASAF Money Market Fund (1.5 billion).

         Description of Shares.  The Company currently has thirty-one separate series of shares, each of which is divided into
Class A, B, C and X shares.  The Directors of the Company are authorized to establish, from time to time and without shareholder approval, additional series or classes of shares.  The assets of each series of shares belong only to that series, and the liabilities of each series are borne solely by that series and no other. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights.  Each class of shares, however, bears different sales charges, distribution fees and related expenses, and has exclusive voting rights with respect to its respective 12b-1 Distribution and Service Plan.  All shares issued are fully paid, non-assessable and freely transferable, and have no preference, preemptive or similar rights.

         Shareholder Voting and Meetings. The shares of the Funds are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of directors.  Each shareholder is entitled to one vote for each share (and to the appropriate fractional vote for each fractional share) of the Funds held upon all matters submitted to the shareholders generally.  Shareholders of all Funds and classes will vote together as a single class, except when otherwise required by applicable law or as determined by the Directors of the
Company; and provided that shareholders of a particular Fund or class shall not be entitled to vote on any matter which does not affect any interest of that Fund or class, except as otherwise required by applicable law.  The Directors of the Company do not intend to hold annual meetings of shareholders of the Funds, and will call special meetings of shareholders of a Fund only if required under the 1940 Act and other applicable law, in their discretion or upon written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.  Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors.  If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 10% of the Company's outstanding shares.

The following table lists persons owning more than 5% of any class of the Fund's outstanding shares as of February 3, 2003.

                               American Skandia Advisor Funds, Inc., - Report of 5% or Greater Owners
                               ----------------------------------------------------------------------

                                                       As of February 3, 2003
                                                       ----------------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                        Owner Name                             Address                  Percent
                                                                                                                     Ownership
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Strong International Equity Fund     AS College Savings 75% Equity        100 Heritage Reserve                       6.17%
Class A                                   Attn:  Portfolio Support             Menomonee Fls, WI 53051-4400
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Strong International Equity Fund     N/A                                  N/A                                          N/A
Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Strong International Equity Fund     PFPC FBO American Skandia            211 S Gulph Road                          17.62%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Strong International Equity Fund     N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF William Blair International Growth   N/A                                  N/A                                          N/A
Fund
Class A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century International       N/A                                  N/A                                          N/A
Growth Fund Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century International       PFPC FBO American Skandia            211 S. Gulph Road                         18.96%
Growth Fund Class C                       Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century International       N/A                                  N/A                                          N/A
Growth Fund Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM International Equity Fund       N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM International Equity Fund       PFPC FBO American Skandia            211 S. Gulph Road                          7.13%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM International Equity Fund
Class X                                   N/A                                  N/A                                          N/A
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF PBHG Small-Cap Growth Fund           Wells Fargo Bank Minnesota NA FBO    P.O. Box 1533                              5.50%
Class A                                   American Skandia Lifestyle           Minneapolis, MN 55480-1533
                                          Security Plan
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF PBHG Small-Cap Growth Fund           N/A                                  N/A                                          N/A
Class B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Small-Cap Growth Fund           American Skandia Investment          One Corporate Drive                        5.36%
Class A                                   Services, Inc. Fund Investment       Shelton, CT 06484
                                          Seeding Account
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Small-Cap Growth Fund           N/A                                  N/A                                          N/A
Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Small-Cap Growth Fund           PFPC FBO American Skandia            211 S. Gulph Road                          7.45%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Small-Cap Growth Fund           N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Gabelli Small-Cap Value Fund         N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Gabelli Small-Cap Value Fund         PFPC FBO American Skandia            211 S. Gulph Road                          9.11%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Gabelli Small-Cap Value Fund         N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Goldman Sachs Mid-Cap Growth Fund    N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Goldman Sachs Mid-Cap Growth Fund    PFPC FBO American Skandia            211 S. Gulph Road                         15.08%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Janus Mid-Cap Growth Fund            Attn:  Mutual Funds Dept             One Commerce Square                        5.32%
Class X                                   Fiserv Securities Inc.               2005 Market Street Ste1200
                                          FAO 52519516                         Philadelphia, PA 19103
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Value       N/A                                  N/A                                          N/A
Fund Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Value       PFPC FBO American Skandia            211 S. Gulph Road                          5.84%
Fund Class C                              Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Value       N/A                                  N/A                                          N/A
Fund Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Growth      N/A                                  N/A                                          N/A
Fund Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Growth      PFPC FBO American Skandia            211 S. Gulph Road                          5.42%
Fund Class C                              Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Neuberger Berman Mid-Cap Growth      N/A                                  N/A                                          N/A
Fund Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alger All-Cap Growth Fund            Wells Fargo Bank Minnesota           P.O. Box 1533                              7.56%
Class A                                   American Skandia #5000149000         Minneapolis, MN 55480-1533
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alger All-Cap Growth Fund            N/A                                  N/A                                          N/A
Class B and C
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alger All-Cap Growth Fund            NFSC FEBO #STL-523704.               21711 Cliff View Drive                     5.06%
Class X                                   Cust for the Rollover IRA of         San Antonio, TX 78259-2041
                                          Michael E. Evans
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Gabelli All-Cap Value Fund           AS College Savings 85% Equity        100 Heritage Reserve                       5.04%
Class A                                   Attn: Portfolio Support              Menomonee Fls, WI 53051-4400

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Wells Fargo Bank Minnesota           P.O. Box 1533                             11.25%
                                          American Skandia #5000149000         Minneapolis, MN 55480-1533
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Gabelli All-Cap Value Fund           N/A                                  N/A                                          N/A
Class B , C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF INVESCO Technology Fund              N/A                                  N/A                                          N/A
Class A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF INVESCO Health Sciences Fund         MCB Trust Services as Trustee FBO    700 17th Street, Ste 300                   5.38%
Class A                                   Nicholas & Company Inc. 401k Plan    Denver, CO 80202-3507
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF INVESCO Health Sciences Fund         N/A                                  N/A                                          N/A
Class B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF ProFund Managed OTC Fund             N/A                                  N/A                                          N/A
Class A, B and C
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF ProFund Managed OTC Fund             State Street Bank & Trust Co         176 Dark Swamp Road                        7.92%
Class X                                   Cust for the IRA of Brenda M.        Dingmans Fry, PA 18328-9663
                                          Gartner
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth Fund                 Wells Fargo Bank Minnesota NA        P.O. Box 1533                              6.28%
Class A                                   American Skandia #5000149000         Minneapolis, MN 55480-1533
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth Fund                 N/A                                  N/A                                          N/A
Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth Fund                 PFPC FBO American Skandia            211 S. Gulph Road                         19.79%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth Fund                 N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Marsico Capital Growth Fund          N/A                                  N/A                                          N/A
Class A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Goldman Sachs Concentrated Growth    N/A                                  N/A                                          N/A
Fund
Class A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Growth Fund           Carl Szabelski &                     6569 Arnold Road                           5.61%
Class A                                   Susan Szabelski  JTWROS              Cottrellville, MI 48039

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Marvin Remmich                       701 Saint George Rd                        5.23%
                                                                               Danville, CA 94526

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co. Cust   8126 E. Monte Avenue                      21.70%
                                          Roth Contribution IRA 2002           Mesa, AZ 85208-5259
                                          Clarence A. Boehnke

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          First Clearing Corporation           303 Mountain Avenue Apt 122               14.41%
                                          A/C 3744-4642                        Waukesha, WI 53188
                                          Dennnis A. Gajewski (IRA)
                                          FCC as Custodian

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          RBC Dain Rauscher Cust               4547 Pebble Beach Drive                   10.32%
                                          Paul Walker                          Stockton, CA 95219

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Growth Fund           Michael T. Miller Ttee               49063 Maplewood Lane                       5.87%
Class B                                   The Michael T. Miller Trust          Macomb Twp, MI 48044-1666

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Francine L. Ross                     57 Scott Drive                            20.15%
                                                                               Troy, NY 12180

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Carmelita A. Lovett                  5400 Farwell Lake Road                    12.46%
                                                                               Horton, MI 49246

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          RBC Dain Rauscher Custodian          1220 Lansdowne Court                       7.09%
                                          Erna Javens IRA                      Brookfield, WI 53045
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Growth Fund           Tecla M. Hutek TTEE                  7833 E Nopal Ave                           5.83%
Class C                                   Tecla M. Hutek Living Trust          Mesa, AZ 85208

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          PFPC FBO American Skandia            211 S. Gulph Road                         67.18%
                                          Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          RBD Dain Rauscher Cust               3640 Tiffany Ridge                         7.17%
                                          Paul L. Thompson                     Cincinnati, OH 45241-3850

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Growth Fund           State Street Bank & Trust Co.        112 W 36th St                             26.63%
Class X                                   Cust for the IRA of                  Reading, PA 19606
                                          Ronald F. Horn

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co.        1819 Old Mill Road                         8.88%
                                          Cust for the IRA of                  Germantown, TN 38138
                                          Vance P. Collins

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co.        609 Coralwood Ct                          11.97%
                                          Cust for the IRA of                  Kingsport, TN 37663
                                          Dale Pittenger

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co.        501 E. Clen Moore Blvd                     5.91%
                                          Cust for the IRA of                  New Castle, PA 16105
                                          Rosemarie Flamino

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co.        501 E. Clen Moore Blvd                    39.02%
                                          Cust for the IRA of                  New Castle, PA 16105
                                          Arthur Flamino

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF T. Rowe Price Tax Managed Fund       Donaldson Lufkin Jenrette            P.O. Box 2052                             18.82%
Class A                                   Securities Corporation Inc.          Jersey City, NJ 07303
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Antoinette M. Piotti                 219 Brookline Blvd                         5.52%
                                                                               Havertown, PA  19083-3920

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Albert Nicoletti                     38 Fox Hall Drive                          5.47%
                                                                               Rochester, NY  14609-3256

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          NFSC FEBO #AC4-174718                461 Mystic Street                          5.44%
                                          Timothy T. Law                       St. Paul, MN 55119
                                          Diane L. Law

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         24 Randolph Avenue                         5.52%
                                          Cust for the IRA of John W.          Randolph, NJ 07869-1214
                                          Donnelly
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF T. Rowe Price Tax Managed Fund       LPL Financial Services               9785 Towne Centre Drive                    7.11%
Class B                                   A/C 4743-3494                        San Diego, CA 92121-1968
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF T. Rowe Price Tax Managed Fund       PFPC FBO American Skandia            211 S. Gulph Road                         60.29%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF T. Rowe Price Tax Managed Fund       State Street Bank & Trust Co. Cust   4230 Flippen Trl                          11.25%
Class X                                   for the IRA of                       Norcross, GA 30092
                                          FBO Richard J. Kester Jr.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co. Cust   2824 Cascade Drive                         7.99%
                                          for the IRA of Thomas G. Lawson      Gainesville, GA 30504-5704

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Nick Agpalo DMD Inc PSP              4120 Eagle Rock Blvd                       8.18%
                                          Nick A & Esther A Agpalo TTEE        Los Angeles, CA 90065
                                          FBO Nick A Agpalo DMD Inc

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Ardelle Donohue                      2901 167th Street                          6.79%
                                                                               Flushing, NY 11358

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Raymond James & Assoc. Inc.          880 Carillon Pkwy                          5.19%
                                          FBO Incrocci, RW                     St. Petersburg, FL 33716-1100
                                          BIN #436206646

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Prudential Securities Inc. for the   505621638 507644408                        5.19%
                                          Benefit of: Randall Rehmeier &       One NY Plaza
                                          Candace K. Rehmeier Jt Te            New York, NY

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          First Clearing Corporation           13004 Sunstone Ct                          6.65%
                                          A/C 7022-3039                        Silver Springs, MD 20904-5282
                                          Joyce J. Schultz IRA
                                          FCC as Custodian
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance/Bernstein Growth + Value    N/A                                  N/A                                          N/A
Fund Class A, B and C
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance/Bernstein Growth + Value    State Street Bank & Trust Co.        1 Green Hill Road                          5.69%
Class X                                   Cust for the Rollover IRA of         Chester, NJ 07930-2729
                                          Lynne Swanbeck

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Sanford Bernstein Core Value Fund    Stanton Trust Company                1511 SW 1st Ave, Ste 200                   6.76%
Class A                                   FBO Ocala Heart Institute Inc. 401k  Ocala, FL 34474
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Sanford Bernstein Core Value Fund    N/A                                  N/A                                          N/A
Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Sanford Bernstein Core Value Fund    PFPC FBO American Skandia            211 Gulph Rd                              33.77%
Class C                                   Attn:  PFPC Brokerage Services       King of Prussia, PA  19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Sanford Bernstein Core Value Fund    N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Sanford Bernstein Managed Index      N/A                                  N/A                                          N/A
500 Fund
Class A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Value Fund            State Street Bank Simple IRA         1907 Greely St So                         14.11%
Class A                                   American Assets Management NDFI      Stillwater, MN 55082-6012
                                          SIM Laura L. Falkenhagen

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         W8197 Old Carney Lake Rd                   7.86%
                                          Cust for the Rollover IRA of         Iron Mountain, MI 49801-9330
                                          James P. Giromini

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         412 Chaparro Street                        8.80%
                                          Cust for the Rollover IRA of         Caldwell, ID 83605-5760
                                          James L. Stewart

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         5708 Venoy Road                           11.21%
                                          Cust for the IRA of                  Saginaw, MI 48604
                                          FBO Larry O Orndorff

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          First Clearing Corporation           303 Mountain Avenue, Apt 122              13.28%
                                          A/C 3744-4642                        Waukesha, WI 53188-5066
                                          Dennis A. Gajewski (IRA)
                                          FCC as Custodian
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Value Fund            Francine L. Ross                     57 Scott Drive                            10.87%
Class B                                                                        Troy, NY 12180

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         1698 Woodridge Pl                          5.67%
                                          Cust for the IRA of                  Cairo, GA39828
                                          FBO Russell B. Gainous Jr.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          McDonald Investments Inc. (FBO)      Ste 2100                                   8.23%
                                          62780319                             800 Superior Avenue
                                                                               Cleveland, OH 44114

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Southwest Securities Inc.  FBO       P.O. Box 509002                            6.63%
                                          Terry L. Wrench                      Dallas, TX 75250
                                          Southwest Securities Inc.  ROLLIRA
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Value Fund            State Street Bank & Trust Co         2695 Park Place Blvd Apt 3                 7.56%
Class C                                   Cust for the IRA of                  Melbourne, FL 32935
                                          Paul A. Wielage

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          Tecla M. Hutek TTEE                  7833 E Nopal Ave                           7.29%
                                          Tecla M. Hutek Living Trust          Mesa, AZ 85208

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          PFPC FBO American Skandia            211 Gulph Rd                              22.50%
                                          Attn:  PFPC Brokerage Services       King of Prussia, PA  19406-3101

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          First Clearing Corporation           401 Lanternback Island Drive               9.92%
                                          A/C 2841-1392                        Satellite Beach, FL 32937
                                          Gilbert E. Paradies &
                                          Phyllis F. Paradies Ttees C/F

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          First Clearing Corporation           420 Shell Cove Drive                       7.54%
                                          A/C 8738-2118                        Melbourne, FL 32940
                                          Helga B. Wilson Trust
                                          Helga B. Wilson TTEE
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF DeAM Large-Cap Value Fund            State Street Bank Simple IRA         53 Iroquois Avenue                         6.62%
Class X                                   Boss Glass Company NDFI SIM-IRA      Lincoln Park, NJ 07035
                                          Bruce Hernsdorf

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         25 Bloch Ter                              14.86%
                                          Cust for the IRA of                  Lake Oswego, OR 97035-1407
                                          John M. Dehoney

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         17450 SE Royer Rd                          8.35%
                                          Cust for the IRA of                  Clackamas, OR 97015
                                          Carole C. Crowley

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         1671 Heritage Drive                       10.27%
                                          Cust for the IRA of                  Pahrump, NV 89048
                                          Darlene D. Hamrick

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         1375 Apple Lane                           17.36%
                                          Cust for the IRA of                  East Meadow, NY 11554
                                          Matthew V. Decillis

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
                                          State Street Bank & Trust Co         5234 E. Street                             7.49%
                                          Cust for the IRA of                  Springfield, OR 97478
                                          James Y. Brady

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth and Income Fund      N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth and Income Fund      PFPC FBO American Skandia            211 S Gulph Rd                             8.51%
Class C                                   Attn:  PFPC Brokerage Services       King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Alliance Growth and Income Fund      N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF MFS Growth with Income Fund Class    N/A                                  N/A                                          N/A
A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF MFS Growth with Income Fund Class C  PFPC FBO American Skandia            211 S. Gulph Road                         11.95%
                                          Attn: PFPC Brokerage Services        King of Prussia, PA 19406
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF MFS Growth with Income Fund Class X  N/A                                  N/A                                          N/A
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF INVESCO Capital Income Fund Class    N/A                                  N/A                                          N/A
A, B, C and X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century Strategic           City of Waterbury Pension Plan       236 Grand Street                           5.93%
Balanced Fund Class A                     Attn: Douglas Rinaldi                Waterbury, CT 06702
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century Strategic           N/A                                  N/A                                          N/A
Balanced Fund Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century Strategic           Raymond James & Assoc Inc. FBO       880 Carillon Pkwy                          6.67%
Balanced Fund Class C                     Cordes                               St. Petersburg, FL  33716-1100
                                          BIN # 54021275
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF American Century Strategic           N/A                                  N/A                                          N/A
Balanced Fund Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Federated High Yield Bond Fund       Marquette Trust Company              56 Washington Street, Ste 401              9.12%
Class A                                   Blachly, Tabor, Bozik & Hartman      Valparaiso, IN 46383-5505
                                          401k Plan
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Federated High Yield Bond Fund       N/A                                  N/A                                          N/A
Class B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Federated High Yield Bond Fund       PFPC FBO American Skandia            211 S Gulph Road                          10.56%
Class C                                   Attn:  PFPC Brokerage Services       King of Prussia, PA  19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Federated High Yield Bond Fund       N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF PIMCO Total Return Bond Fund         N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF PIMCO Total Return Bond Fund         PFPC FBO American Skandia            211 S Gulph Road                          10.68%
Class C                                   Attn:  PFPC Brokerage Services       King of Prussia, PA  19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF PIMCO Total Return Bond Fund         N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Money Market Fund                    N/A                                  N/A                                          N/A
Class A and B
----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Money Market Fund                    PFPC FBO American Skandia            211 S Gulph Road                           5.50%
Class C                                   Attn:  PFPC Brokerage Services       King of Prussia, PA  19406-3101

----------------------------------------- ------------------------------------ ------------------------------------ ------------
----------------------------------------- ------------------------------------ ------------------------------------ ------------
ASAF Money Market Fund                    N/A                                  N/A                                          N/A
Class X
----------------------------------------- ------------------------------------ ------------------------------------ ------------

                                                         OTHER INFORMATION

REPORTS TO SHAREHOLDERS:

         Shareholders of each Fund are provided unaudited semi-annual financial statements, as well as year-end financial statements audited by the Company's independent public accountants.  Each Fund's financial statements show the investments owned by the Fund and the market values thereof.  Additionally, each Fund's financial statements provide other information about the
Fund and its operations.

DOMESTIC AND FOREIGN CUSTODIANS:

         pFPC Trust Company, located at Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia,
Pennsylvania 19113, serves as custodian for all domestic cash and securities holdings of the Funds investing primarily in domestic securities.  JP Morgan Chase Bank, located at 4 MetroTech Center, Brooklyn, New York 11245, serves as custodian for all cash and securities holdings of the ASAF DeAM International Equity Fund, the ASAF American Century International Growth Fund, the ASAF
Strong International Equity Fund, and the ASAF William Blair International Growth Fund, and co-custodian for all foreign securities holdings of the Funds which invest primarily in domestic securities.

TRANSFER AGENT:

         American Skandia Funds Services, Inc. (the "Transfer Agent," as previously defined), located at One Corporate Drive,
Shelton, CT 06484, serves as the transfer agent for the Company.  In addition, Boston Financial Data Services, Inc. the
Sub-transfer Agent provides certain shareholder-related services to the Company including acting as dividend paying agent.

INDEPENDENT ACCOUNTANTS:

         PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania
19103, has been selected as the independent certified public accountants of the Company, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Legal Counsel:

         Stradley Ronon Stevens & Young, LLP, located at 2600 One Commerce Square, Philadelphia, PA  19103-7098, serves as counsel to the Company.

REGISTRATION STATEMENT:

         This SAI and the Company's Prospectus do not contain all the information included in the Company's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus.  The Registration
Statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.  The SEC maintains a
Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

                                                        FINANCIAL STATEMENTS

         The Company's audited financial statements for the year ended October 31, 2002 are incorporated in this Statement of
Additional Information by reference to Annual Report to Shareholders for each Fund.  The audited financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants.

                                                              APPENDIX

         The rating information which follows describes how the rating services mentioned presently rate the described securities.  No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes.  Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

                                           Description of Certain Debt Securities Ratings
                                           ----------------------------------------------

Moody's Investors Service, Inc. ("Moody's"):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large, or exceptionally stable, margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation ("Standard & Poor's"):

         AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a strong capacity to pay interest and repay principal, and differs from the highest rated issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, economic or financial conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-) -- Ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

                                          Description of Certain Commercial Paper Ratings
                                          -----------------------------------------------

Moody's:

         Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
         Prime-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Prime-3 -- Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's:

         A-1 -- This highest category indicates that the degree of safety regarding time payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D - Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

PART C:  OTHER INFORMATION
--------------------------

ITEM 23.          Exhibits
                  --------

         (i)      (a).     (1)      Articles of Incorporation of Registrant.

         (iii)             (2)      Amendment to Articles of Incorporation of Registrant dated July 3, 1997.

         (iv)              (3)      Amendment to Articles of Incorporation of Registrant dated July 17, 1997.

         (vi)              (4)      Articles Supplementary of Registrant dated December 29, 1997.

         (viii)            (5)      Articles Supplementary of Registrant dated August 14, 1998.

         (viii)            (6)      Articles Supplementary of Registrant dated December 16, 1998.

         (xi)              (7)      Articles Supplementary of Registrant dated September 24, 1999.

         (xiii)            (8)      Articles Supplementary of Registrant dated February 16, 2000.

         (xv)              (9)      Articles Supplementary of Registrant dated May 1, 2000.

         (xvi)             (10)     Articles Supplementary of Registrant dated September 8, 2000.

         (xvii)            (11)     Articles of Amendment of Registrant dated September 8, 2000.

         (xvii)            (12)     Articles Supplementary of Registrant dated February 27, 2001.

         (xvii)            (13)     Articles of Amendment of Registrant dated February 27, 2001.

         (xix)             (14)     Articles of Amendment of Registrant dated September 7, 2001.

         (xxi)             (15)     Articles of Amendment of Registrant dated November 30, 2001.

         (xxii)            (16)     Articles Supplementary of Registrant dated February 26, 2002.

         (xxiii)           (17)     Articles of Amendment of Registrant dated April 24, 2002.

         (xxiv)            (18)     Articles of Amendment of Registrant dated July 1, 2002.

         (xxiv)            (19)     Articles of Amendment of Registrant dated November 11, 2002.

         (i)      (b).     By-laws of Registrant.

                  (c).     None.

         (xxiii)  (d).     (1)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF DeAM International Equity Fund.

         (xxi)             (2)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Strong International Equity Fund.

         (xxiv)            (3)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF William Blair International Growth Fund.

         (xxiv)            (4)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF American Century International Growth Fund.

         (xviii)           (5)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF PBHG Small-Cap Growth Fund.

         (xxi)             (6)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF DeAM Small-Cap Growth Fund.

         (xvi)             (7)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Gabelli Small-Cap Value Fund.

         (xxiv)            (8)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Goldman Sachs Mid-Cap Growth Fund.

         (vii)             (9)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Neuberger Berman Mid-Cap Growth Fund.

         (vii)             (10)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Neuberger Berman Mid-Cap Value Fund.

         (xv)              (11)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Alger All-Cap Growth Fund.

         (xv)              (12)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Gabelli All-Cap Value Fund.

         (xv)              (13)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF INVESCO Technology Fund.

         (xvii)            (14)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF INVESCO Health Sciences Fund.

         (xvii)            (15)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF ProFund Managed OTC Fund.

         (xiii)            (16)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Alliance Growth Fund.

         (vii)             (17)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Marsico Capital Growth Fund.

         (xxiv)            (18)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Goldman Sachs Concentrated Growth Fund.

         (xxii)            (19)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF DeAM Large-Cap Growth Fund.

         (xvii)            (20)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF T. Rowe Price Tax Managed Fund.

         (xvii)            (21)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Alliance/Bernstein Growth + Value Fund.

         (xvii)            (22)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Sanford Bernstein Core Value Fund.

         (xxii)            (23)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF DeAM Large-Cap Value Fund.

         (xiii)            (24)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Managed Index 500 Fund.

         (xiii)            (25)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Alliance Growth and Income Fund.

         (xi)              (26)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF MFS Growth with Income Fund.

         (xxiv)            (27)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF INVESCO Capital Income Fund.

         (ii)              (28)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF American Century Strategic Balanced Fund.

         (ii)              (29)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Federated High Yield Bond Fund.

         (xxiv)            (30)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF PIMCO Total Return Bond Fund.

         (xxiv)            (31)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                                    Services, Incorporated for the ASAF Money Market Fund.

         (xxiii)           (32)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Deutsche Asset Management, Inc. for the ASAF DeAM International Equity Fund.

         (xxiv)            (33)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    William Blair & Company LLC for the ASAF William Blair International Growth Fund.

         (xxiv)            (34)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    American Century Investment  Management,  Inc. for the ASAF American Century  International  Growth
                                    Fund.

         (xxi)             (35)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Strong Capital Management, Inc. for the ASAF Strong International Equity Fund.

         (xviii)           (36)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap Growth Fund.

         (xxi)             (37)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Growth Fund.

         (xvi)             (38)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund.

         (xxiv)            (39)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Growth Fund.

         (vii)             (40)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Neuberger&Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Growth Fund.

         (vii)             (41)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Neuberger&Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund.

         (xxi)             (42)     Form of Sub-advisory Agreement between American Skandia Investment Services,  Incorporated and Fred
                                    Alger Management, Inc. for the ASAF Alger All-Cap Growth Fund.

         (xv)              (43)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    GAMCO Investors, Inc. for the ASAF Gabelli All-Cap Value Fund.

         (xv)              (44)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund.

         (xvii)            (45)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund.

         (xvii)            (46)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund.

         (xiii)            (47)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Alliance Capital Management L.P. for the ASAF Alliance Growth Fund.

         (xvii)            (48)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Marsico Capital Management LLC for the ASAF Marsico Capital Growth Fund.

         (xxiv)            (49)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Goldman Sachs Asset Management for the ASAF Goldman Sachs Concentrated Growth Fund.

         (xxii)            (50)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap Growth Fund.

         (xvii)            (51)     Form of Sub-advisory  Agreement between American Skandia Investment  Services,  Incorporated and T.
                                    Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax Managed Fund.

         (xvii)            (52)     Form  of  Sub-advisory  Agreement  between  American  Skandia  Investment  Services,  Incorporated,
                                    Alliance   Capital   Management   L.P.   and  Sanford  C.   Bernstein  &  Co.,  LLC  for  the  ASAF
                                    Alliance/Bernstein Growth + Value Fund.

         (xvii)            (53)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund.

         (xxii)            (54)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap Value Fund.

         (xvii)            (55)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund.

         (xiii)            (56)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund.

         (xi)              (57)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund.

         (xxiv)            (58)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund.

         (xiv)             (59)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund.

         (iii)             (60)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Federated Investment Counseling for the ASAF Federated High Yield Bond Fund.

         (xxiv)            (61)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.

         (xxiv)            (62)     Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                                    Wells Capital Management Company, Inc. for the ASAF Money Market Fund.

         (xiv)    (e).     (1)      Form of Amended and  Restated  Underwriting  and  Distribution  Agreement  between  Registrant  and
                                    American Skandia Marketing, Incorporated.

         (iii)             (2)      Form of Sales Agreement with American Skandia Marketing, Incorporated.

         (xiii)   (f).              Form of Deferred Compensation Plan.

         (ii)     (g).     (1)      Form of Custody Agreement between Registrant and PNC Bank.

         (ii)              (2)      Form of Custody Agreement between Registrant and Morgan Stanley Trust Company.

         (vi)              (3)      Form of Amendment to Custody Agreement between Registrant and PNC Bank.

         (xviii)           (4)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan
                                    Bank.

         (xiii)            (5)      Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company.

         (ii)     (h).     (1)      Form of Administration Agreement between Registrant and PFPC Inc.

         (xx)              (2)      Form of Transfer  Agency and  Service  Agreement  between  Registrant  and  American  Skandia  Fund
                                    Services, Inc.

         (xxi)             (3)      Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services,  Inc. and
                                    Boston Financial Data Services, Inc.

         (xv)              (4)      Form of  Administration  Agreement  between  Registrant and American Skandia  Investment  Services,
                                    Incorporated.

                  (i).     Opinion and Consent of Counsel to Registrant.

                  (j).     (1)      Consent of Independent Public Accountants of Registrant

         (iii)             (2)      Consent of Caplin & Drysdale.

         (v)               (3)      Opinion of Caplin & Drysdale

         (iii)             (4)      Consent of Rogers & Wells.

         (v)               (5)      Opinion of Rogers & Wells.

                  (k).     None.

         (ii)     (l).     Form of Share Purchase Agreement.

         (ii)     (m).     (1)      Form of Distribution and Service Plan for Class A Shares.

                           (2)      Form of Distribution and Service Plan for Class B Shares.

         (ii)              (3)      Form of Distribution and Service Plan for Class C Shares.

         (ii)              (4)      Form of Distribution and Service Plan for Class X Shares.

                           (5)      Form of Distribution and Service Plan for New Class X Shares.

         (xi)     (n).     Form of Rule 18f-3 Plan.

         (xxii)   (p)      (1)      Form of Code of Ethics of Registrant pursuant to Rule 17j-1.

         (xxii)            (2)      Form of Code of Ethics of American Skandia Investment Services, Incorporated.

         (xxii)            (3)      Form of Code of Ethics of American Skandia Marketing, Incorporated.

         (xvii)            (4)      Form of Code of Ethics of Alliance Capital Management L.P.

         (xvii)            (5)      Form of Code of Ethics of American Century Investment Management, Inc.

         (xxi)             (6)      Form of Code of Ethics of Deutsche Asset Management, Inc.

         (xvii)            (7)      Form of Code of Ethics of Federated Investment Counseling

         (xvii)            (8)      Form of Code of Ethics of Fred Alger Management, Inc.

         (xvii)            (9)      Form of Code of Ethics of GAMCO Investors, Inc.

                           (10)     Form of Code of Ethics of Goldman Sachs Asset Management

         (xvii)            (11)     Form of Code of Ethics of INVESCO Funds Group, Inc.

         (xxiii)           (12)     Form of Code of Ethics of Marsico Capital Management, LLC

         (xvii)            (13)     Form of Code of Ethics of Massachusetts Financial Services Company

         (xvii)            (14)     Form of Code of Ethics of Neuberger Berman Management, Inc.

                           (15)     Form of Code of Ethics of Pacific Investment Management Company LLC

         (xviii)           (16)     Form of Code of Ethics of Pilgrim Baxter & Associates, Ltd.

                           (17)     Form of Code of Ethics of Profund Advisors LLC

         (xvii)            (18)     Form of Code of Ethics of Sanford C. Bernstein & Co., LLC

         (xxi)             (19)     Form of Code of Ethics of Strong Capital Management, Inc.

         (xvii)            (20)     Form of Code of Ethics of T. Rowe Price Associates, Inc.

         (xxiv)            (21)     Form of Code of Ethics of Wells Capital Management, Inc.

         (xxiv)            (22)     Form of Code of Ethics of William Blair & Company LLC.
-------------------------------------

(i)      Incorporated  by reference to  Registrant's  Initial  Registration  Statement  on Form N-1A as filed with the  Securities  and
         Exchange Commission (the "Commission") on March 10, 1997.

(ii)     Incorporated by reference to Pre-Effective  Amendment No. 2 to Registrant's  Registration Statement on Form N-1A as filed with the Commission on June 4, 1997.

(iii)    Incorporated by reference to Pre-Effective  Amendment No. 3 to Registrant's  Registration Statement on Form N-1A as filed with the Commission on July 9, 1997.

(iv)     Incorporated  by reference to  Post-Effective  Amendment No. 1 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on October 17, 1997.

(v)      Incorporated  by reference to  Post-Effective  Amendment No. 2 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on December 31, 1997.

(vi)     Incorporated  by reference to  Post-Effective  Amendment No. 3 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on June 5, 1998.

(vii)    Incorporated  by reference to  Post-Effective  Amendment No. 4 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on August 18, 1998.

(viii)   Incorporated  by reference to  Post-Effective  Amendment No. 5 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on December 31, 1998.

(ix)     Incorporated  by reference to  Post-Effective  Amendment No. 6 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on February 26, 1999.

(x)      Incorporated  by reference to  Post-Effective  Amendment No. 7 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on July 23, 1999.

(xi)     Incorporated  by reference to  Post-Effective  Amendment No. 8 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on October 15, 1999.

(xii)    Incorporated  by reference to  Post-Effective  Amendment No. 9 to  Registrant's  Registration  Statement on Form N-1A as filed with the Commission on January 14, 2000.

(xiii)   Incorporated  by reference to  Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on March 2, 2000.

(xiv)    Incorporated  by reference to  Post-Effective  Amendment No. 11 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on June 9, 2000.

(xv)     Incorporated  by reference to  Post-Effective  Amendment No. 12 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on August 22, 2000.

(xvi)    Incorporated  by reference to  Post-Effective  Amendment No. 13 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on December 15, 2000.

(xvii)   Incorporated  by reference to  Post-Effective  Amendment No. 14 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on March 1, 2001.

(xviii)  Incorporated  by reference to  Post-Effective  Amendment No. 15 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on July 16, 2001.

(xix)    Incorporated  by reference to  Post-Effective  Amendment No. 16 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on September 14, 2001.

(xx)     Incorporated  by reference to  Post-Effective  Amendment No. 17 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on October 11, 2001.

(xxi)    Incorporated  by reference to  Post-Effective  Amendment No. 18 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on December 10, 2001.

(xxii)   Incorporated  by reference to  Post-Effective  Amendment No. 20 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on March 1, 2002.

(xxiii)  Incorporated  by reference to  Post-Effective  Amendment No. 22 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on April 30, 2002.

(xxiv)   Incorporated  by reference to  Post-Effective  Amendment No. 23 to Registrant's  Registration  Statement on Form N-1A as filed with the Commission on December 26, 2002.

ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

         Registrant is not under common  control with any person  except to the extent  Registrant is deemed to be under the control of its Investment Manager.

ITEM 25. Indemnification
         ---------------

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers,  directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant,  and of other  employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation and Article V of
the Registrant's By-laws, both filed herewith.

         With  respect to liability  of the  Investment  Manager to  Registrant  or to  shareholders  of  Registrant's  Funds under the
Investment Management Agreements, reference is made to Section 13 of each form of Investment Management Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the  Investment  Manager,  any
affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the  "ICA"),  of the
Investment  Manager and each person,  if any, who controls the Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933 Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification of American Skandia Marketing,  Incorporated (the  "Distributor"),  its officers and  directors  and any person who controls  the  Distributor  within the meaning of Section 15 of the 1933 Act, and the  Distributor's
indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any, within the meaning of the
1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as  indemnification  for liability arising under the 1933 Act may be permitted to directors,  officers and controlling persons of the Registrant pursuant to the foregoing  provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Commission such  indemnification  is against public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment by the  Registrant or expenses  incurred or paid by a director,  officer or controlling  person of the Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  the Registrant  will, unless in the  opinion  of its  counsel  the  matter  has been  settled  by  controlling  precedent,  submit to a court of  appropriate jurisdiction  the  question  whether  such  indemnification  by it is against  public  policy as  expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

         American Skandia Investment Services,  Incorporated ("ASISI"), One Corporate Drive, Shelton,  Connecticut 06484, serves as the investment  manager to the  Registrant.  Information  as to the officers  and  directors of ASISI is included in ASISI's Form ADV (File
No.  801-40532),  including the amendments to such Form ADV filed with the Commission on February 28, 2001, June 29, 2001, March 28,
2002 and March 24, 2002 and is incorporated herein by reference.

         ASISI currently engages the following  sub-advisors (the  "Sub-advisors")  to conduct the investment  programs of the funds of the  Registrant:  (a) Strong  Capital  Management,  Inc., 100
Heritage  Reserve,  Menomonee Falls, WI 53051 (b) William Blair & Company LLC, 222 West Adams Street,  Chicago,  IL 60606; (c) American
Century  Investment  Management,  Inc.,  Twentieth Century Tower, 4500 Main Street,  Kansas City,  Missouri 64111; (d) Pilgrim Baxter &
Associates,  Ltd, 1400 Liberty Ridge Drive,  Wayne, PA 19087 (e) Deutsche Asset Management,  Inc., 280 Park Avenue,  New York, New York
10017; (f) GAMCO Investors,  Inc. One Corporate  Center,  Rye, New York 10580; (g) Goldman Sachs Asset  Management,  32 Old Slip - 17th
Floor, 1 Financial  Square,  New York, NY 10005;  (h) Neuberger Berman  Management Inc. 605 Third Avenue,  New York, NY 10158; (i) Fred
Alger  Management,  Inc.,111  Fifth  Avenue,  New York, NY 10003;  (j) INVESCO Funds Group,  Inc.,  4350 South Monaco  Street,  Denver,
Colorado 80237, (k) ProFund  Advisors LLC, 7501 Wisconsin  Avenue,  10th Floor,  Bethesda,  MD 20814;  (l) Alliance Capital  Management
L.P., 1345 Avenue of the Americas,  New York, NY 10105; (m) Marsico Capital  Management,  LLC, 1200 17th Street,  Denver, CO 80202; (n)
T. Rowe Price  Associates,  Inc.,  100 East Pratt  Street,  Baltimore,  Maryland  21202 (o) Sanford C.  Bernstein & Co., LLC, 767 Fifth
Avenue,  New York, NY 10153; (p)  Massachusetts  Financial  Services  Company,  500 Boylston Street,  Boston,  Massachusetts  02116 (q)
Federated Investment Counseling,  Federated Investors Tower,  Pittsburgh,  Pennsylvania  15222-3779;  (r) Pacific Investment Management
Company LLC, 840 Newport Center Drive, Suite 360, Newport Beach,  California 92660; and (s) Wells Capital Management,  Inc., 525 Market
Street,  10th Floor, San Francisco,  CA 94105.  Information as to the officers and directors of each of the Sub-advisors is included in each Sub-advisor's current Form ADV, as amended and filed with the Commission, and is incorporated herein by reference.

ITEM 27. Principal Underwriter
         ---------------------

         American  Skandia  Marketing,  Incorporated  (the  "Distributor,"  as  previously  defined),  One  Corporate  Drive,  Shelton,
Connecticut  06484,  serves  as the  principal  underwriter  and  distributor  for the  Registrant.  The  Distributor  is a  registered broker-dealer  and member of the National  Association  of Securities  Dealers,  Inc. The  Distributor  is an  "affiliated  person" (as defined under the ICA) of the Registrant and ASISI, being a wholly-owned subsidiary of American Skandia Incorporated.

         The following  table sets forth  information  on the current  officers and directors of the  Distributor,  all of whom have as their principal business address, One Corporate Drive, Shelton, Connecticut 06484:

Name:                                  Position Held with the Distributor:            Position Held with the Registrant:
----                                   ----------------------------------             ---------------------------------

Patricia J. Abram                      Senior Vice President                          None

Lori Allen                             Vice President                                 None

Hollie Briggs                          Vice President                                 None

Robert Brinkman                        Senior Vice President                          None

Carl A. Cavaliere                      Vice President, Corporate Treasurer            None
                                       and Business Controller

Kathleen A. Chapman                    Corporate Secretary                            None

John W. Coleman                        Vice President                                 None

Lincoln R. Collins                     Senior Vice President, Chief                   None
                                       Operating Officer & Director

Timothy S. Cronin                      Vice President                                 None

Wade A. Dokken                         President & Chief Executive                    President
                                       Officer

Lisa Foote                             Senior Vice President                          None

Jacob Herschler                        Vice President                                 None

Thomas M. Mazzaferro                   Executive Vice President, Treasurer,           Director
                                       Corporate Controller, Chief Financial
                                       Officer & Director

Michael A. Murray                      Senior Vice President                          None

Carl E. Oberholtzer                    Vice President                                 None

David A. Pugliese                      Director, Head of ASM Compliance               None

Polly Rae                              Vice President                                 None

Rebecca Ray                            Senior Vice President                          None

Timothy A. Rogers                      Vice President                                 None

Scott H. Rothstein                     Vice President and Deputy General              None
                                       Counsel

Hayward L. Sawyer                      Senior Vice President                          None

Charles R. Shaw                        Vice President                                 None

Guy Sullivan                           Senior Vice President                          None

Amanda C. Sutyak                       Senior Vice President                          None

Robert G. Whitcher                     Director                                       None

Kirk Wickman                           Senior Vice President and General              None
                                       Counsel

ITEM 28. Location of Accounts and Records
         --------------------------------

         Records  regarding the  Registrant's  securities  holdings are  maintained at  Registrant's  Custodians,  PFPC Trust  Company,
Airport  Business  Center,  International  Court 2, 200 Stevens Drive,  Philadelphia,  Pennsylvania  19113, and JP Morgan Chase Bank, 4
MetroTech Center,  Brooklyn,  New York 11245. Certain records with respect to the Registrant's  securities  transactions are maintained at the offices of the various  sub-advisors  to the Registrant.  The  Registrant's  corporate  records are maintained at its offices at
One Corporate Drive,  Shelton,  Connecticut  06484. The Registrant's  financial ledgers and similar financial records are maintained at the offices of its Administrator,  PFPC Inc., 103 Bellevue Parkway,  Wilmington,  DE 19809.  Certain records regarding the shareholders of the Registrant are maintained at the offices of the  Registrant's  sub-transfer  agent,  Boston  Financial Data Services,  Inc., Two
Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. Management Services
         -------------------

         None.

ITEM 30. Undertakings
         ------------

         None.

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized,  in the City of  Shelton,  and  State of  Connecticut,  on the 28th day of  February,  2003.  This  Amendment  meets all the requirements for effectiveness under paragraph (b) of rule 485 under the Securities Act of 1933.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Secretary & Anti-Money Laundering Officer

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Wade A. Dokken*                                  President                                  2/28/03
-------------------
Wade A. Dokken

/s/ David E.A. Carson*                               Director                                   2/28/03
----------------------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Treasurer (Chief Financial and             2/28/03
------------------------
Richard G. Davy, Jr.                                 Accounting Officer)

/s/ Julian A. Lerner*                                Director                                   2/28/03
---------------------
Julian A. Lerner

/s/ Thomas M. O'Brien*                               Director                                   2/28/03
----------------------
Thomas M. O'Brien

/s/ F. Don Schwartz*                                 Director                                   2/28/03
--------------------
F. Don Schwartz

                                            *By: /s/ Susann A. Palumbo
                                                 ---------------------
                                                  Susann A. Palumbo
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     Registration Statement Under
                                                    The Securities Act of 1933 and
                                                  The Investment Company Act of 1940

                                                           INDEX TO EXHIBITS
                                                           -----------------

          Exhibit Number                                               Description
          --------------                                               -----------

                  Exhibit i.                                           Opinion and Consent of Counsel to Registrant.

                  Exhibit j.                                           Consent of Independent Public Accountants of Registrant

                  Exhibit p17                                          Code of Ethics of Profund Advisors LLC